    As filed with the Securities and Exchange Commission on April 27, 2009

                                                 File Nos. 333-47016; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


  Registration Statement Under The Securities Act
                      of 1933                                               [X]
                          Pre-Effective Amendment
                          No.                                               [_]
                          Post-Effective
                          Amendment No. 35                                  [X]

                      and/or

    Registration Statement Under the Investment
                Company Act of 1940                                         [X]
                 Amendment No. 103                                          [X]
         (Check Appropriate Box or Boxes)


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)


[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                Genworth Life of New York VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2009, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials.


This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:


AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Thematic Growth Portfolio -- Class B (formerly,
  AllianceBernstein Global Technology Portfolio)

AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares


BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS Variable Series II:


DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares

DWS Technology VIP -- Class B Shares


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:


Franklin Large Cap Growth Securities Fund -- Class 2 Shares


Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares

Money Market Fund


Real Estate Securities Fund -- Class 1 Shares


Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/2/
Total Return Fund -- Class 3 Shares/2/
U.S. Equity Fund -- Class 1 Shares


Genworth Variable Insurance Trust:
Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Partners Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares


JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio -- Class 1
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
JPMorgan Insurance Trust International Equity Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 (formerly, JPMorgan
  Insurance Trust Diversified Equity Portfolio)


MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares


MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares

/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.
/2/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares



PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares



The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Overseas Growth Portfolio -- Service Shares (formerly, International Growth
  Portfolio)


The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund



MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Capital and Income Portfolio -- Class II

Van Kampen Life Investment Trust:

Capital Growth Portfolio -- Class II Shares

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II Shares

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE Investments Funds, Inc:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer MidCap Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.


Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2009, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS


Definitions......................................................

Fee Tables.......................................................
   Examples......................................................

Synopsis.........................................................

Condensed Financial Information..................................

The Company......................................................

Financial Condition of the Company...............................

The Separate Account.............................................
   The Portfolios................................................
   Subaccounts...................................................
   Voting Rights.................................................
   Asset Allocation Program......................................

The Guarantee Account............................................

Charges and Other Deductions.....................................
   Transaction Expenses..........................................
       Surrender Charge..........................................
       Exceptions to the Surrender Charge........................
   Deductions from the Separate Account..........................
   Charges for the Living Benefit Rider Options..................
   Charges for the Death Benefit Rider Options...................
   Other Charges.................................................

The Contract.....................................................
   Purchase of the Contract......................................
   Ownership.....................................................
   Assignment....................................................
   Purchase Payments.............................................
   Valuation Day and Valuation Period............................
   Allocation of Purchase Payments...............................
   Enhanced Payment Benefit Option...............................
   Valuation of Accumulation Units...............................

Transfers........................................................
   Transfers Before the Annuity Commencement Date................
   Transfers from the Guarantee Account to the Subaccounts.......
   Transfers from the Subaccounts to the Guarantee Account.......
   Transfers Among the Subaccounts...............................
   Telephone/Internet Transactions...............................
   Confirmation of Transactions..................................
   Special Note on Reliability...................................
   Transfers by Third Parties....................................
   Special Note on Frequent Transfers............................
   Dollar Cost Averaging Program.................................
   Defined Dollar Cost Averaging Program.........................
   Portfolio Rebalancing Program.................................
   Guarantee Account Interest Sweep Program......................

Surrenders and Partial Withdrawals...................................
   Surrenders and Partial Withdrawals................................
   Restrictions on Distributions from Certain Contracts..............
   Systematic Withdrawal Program.....................................
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options.....
       Lifetime Income Plus Solution.................................
       Lifetime Income Plus 2008.....................................
       Lifetime Income Plus 2007.....................................
       Lifetime Income Plus..........................................
       Investment Strategy for Lifetime Income Plus and Lifetime
         Income Plus 2007............................................

Death of Owner and/or Annuitant......................................
   Distribution Provisions Upon Death of Owner or Joint Owner........
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...............................................
   Basic Death Benefit...............................................
   Annual Step-Up Death Benefit Rider Option.........................
   Termination of Death Benefit Rider Option When Contract
     Assigned or Sold................................................
   How to Claim Proceeds and/or Death Benefit Payments...............
   Distribution Rules................................................

Income Payments......................................................
   Optional Payment Plans............................................
   Variable Income Payments..........................................
   Transfers After the Annuity Commencement Date.....................
   Payment Protection Rider Options..................................
       Payment Optimizer Plus........................................
       Principal Protection Advantage................................

Tax Matters..........................................................
   Introduction......................................................
   Taxation of Non-Qualified Contracts...............................
   Section 1035 Exchanges............................................
   Qualified Retirement Plans........................................
   Federal Income Tax Withholding....................................
   State Income Tax Withholding......................................
   Tax Status of the Company.........................................
   Federal Estate Taxes..............................................
   Generation-Skipping Transfer Tax..................................
   Annuity Purchases by Residents of Puerto Rico.....................
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations....................................................
   Foreign Tax Credits...............................................
   Changes in the Law................................................

Requesting Payments..................................................

Sale of the Contracts................................................

Additional Information...............................................
   Owner Questions...................................................
   Return Privilege..................................................
   State Regulation..................................................
   Evidence of Death, Age, Gender, Marital Status or Survival........
   Records and Reports...............................................
   Other Information.................................................
   Legal Proceedings.................................................

Appendix A -- Examples of the Available Death Benefits............... A-1

Appendix B -- Condensed Financial Information........................ B-1

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.


Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.


Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Income Start Date -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.


Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.


Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.


Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under for Lifetime Income Plus and Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.


Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).


Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   -------------------
 Transfer Charge                                      $10.00/3 /
----------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.




Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                               $30.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.15%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                         1.45%
--------------------------------------------------------------------------------------------------------------------
Optional Benefit (as a percentage of your average daily net assets in the Separate
 Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
 Enhanced Payment Benefit Option                                       0.15%                       0.15%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/3/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                                      0.40%                       1.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/3,8/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/2/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/9/          Maximum Charge/2,9/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/10/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/2/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------



/1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/ Lifetime Income Plus is not available for contracts issued on or after May
    1, 2007.

/5/ Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/ Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/7/ Payment Optimizer Plus is not available for contracts issued after October
    17, 2008.

/8/ We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

  Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/9/ The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:



                                                                                              Current Charge
                                                                                        ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          0.85% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     0.85% of benefit base plus
                                                                                        0.15% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     0.85% of benefit base plus
                                                                                        0.40% of value of Principal
                                                                                           Protection Death Benefit
--------------------------------------------------------------------------------------------------------------------


                                                                                              Maximum Charge
                                                                                        ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                          2.00% of benefit base
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 45-70
  Single or Joint Annuitant Contract                                                     2.00% of benefit base plus
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant
Age 71-85
  Single or Joint Annuitant Contract                                                     2.00% of benefit base plus
                                                                                        0.50% of value of Principal
                                                                                           Protection Death Benefit
-------------------------------------------------------------------------------------------------------------------



/10/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/               Minimum Maximum
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)     0.42%   7.97%
----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.42% and 2.05%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.


Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;


  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;


  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,739      $3,956      $5,901       $9,997



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,197      $3,509      $5,596       $9,978



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,245      $3,550      $5,630       $9,997


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);


  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death
     Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.


What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.


For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.


There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.


We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.


May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or

Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals --Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

What optional benefits are available in this prospectus? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.


The Enhanced Payment Benefit Option. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

The "Living Benefit Rider Options." We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. Four other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus Solution, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit available under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.


Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.



THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio has caused us to re-evaluate product offerings. In addition, we have recently added a capital contribution from our parent effective the fourth quarter of 2008 to increase our risk based-capital. We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations.

These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.


THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.


We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.


Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 313-5282, or writing us at 6610 West Broad Street,
Richmond, Virginia 23230.   You may also obtain copies of the prospectus for
each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.



                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                  Investment Objective                    as applicable)
                    ------------------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Capital Appreciation     Growth of capital.                   Invesco Aim Advisors, Inc.
INSURANCE FUNDS/1/  Fund -- Series I shares                                                (subadvised by Invesco Trimark
                                                                                           Ltd.; Invesco Global Asset
                                                                                           Management (N.A.), Inc.; Invesco
                                                                                           Institutional (N.A.), Inc.; Invesco
                                                                                           Senior Secured Management, Inc.;
                                                                                           Invesco Hong Kong Limited;
                                                                                           Invesco Asset Management Limited;
                                                                                           Invesco Asset Management (Japan)
                                                                                           Limited; Invesco Asset Management
                                                                                           Deutschland, GmbH; and Invesco
                                                                                           Australia Limited)
                    ------------------------------------------------------------------------------------------------------------
                    AIM V.I. Core Equity Fund --      Growth of capital.                   Invesco Aim Advisors, Inc.
                    Series I shares                                                        (subadvised by Invesco Trimark
                                                                                           Ltd.; Invesco Global Asset
                                                                                           Management (N.A.), Inc.; Invesco
                                                                                           Institutional (N.A.), Inc.; Invesco
                                                                                           Senior Secured Management, Inc.;
                                                                                           Invesco Hong Kong Limited;
                                                                                           Invesco Asset Management Limited;
                                                                                           Invesco Asset Management (Japan)
                                                                                           Limited; Invesco Asset Management
                                                                                           Deutschland, GmbH; and Invesco
                                                                                           Australia Limited)
                    ------------------------------------------------------------------------------------------------------------
                    AIM V.I. Global Real Estate Fund  High total return through growth of  Invesco Aim Advisors, Inc.
                    -- Series II shares               capital and current income.          (subadvised by Invesco Institutional
                                                                                           (N.A.), Inc.; Invesco Trimark Ltd.;
                                                                                           Invesco Global Asset Management
                                                                                           (N.A.), Inc.; Invesco Institutional
                                                                                           (N.A.), Inc.; Invesco Senior Secured
                                                                                           Management, Inc.; Invesco Hong
                                                                                           Kong Limited; Invesco Asset
                                                                                           Management Limited; Invesco Asset
                                                                                           Management (Japan) Limited;
                                                                                           Invesco Asset Management
                                                                                           Deutschland, GmbH; and Invesco
                                                                                           Australia Limited)
                    ------------------------------------------------------------------------------------------------------------



                     /1 /It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc. will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.


                         Subaccount Investing In                   Investment Objective
                         -------------------------------------------------------------------------
                         AIM V.I. International Growth     Long-term growth of capital.
                         Fund -- Series II shares










                         -------------------------------------------------------------------------
                         AIM V.I. Large Cap Growth Fund    Long-term growth of capital
                         -- Series I shares










                         -------------------------------------------------------------------------
ALLIANCEBERNSTEIN        AllianceBernstein Balanced        Seeks to maximize total return
VARIABLE PRODUCTS        Wealth Strategy Portfolio --      consistent with the adviser's
SERIES FUND, INC.        Class B                           determination of reasonable risk.
                         -------------------------------------------------------------------------
                         AllianceBernstein Global          Long-term growth of capital.
                         Thematic Growth Portfolio --
                         Class B (formerly,
                         AllianceBernstein Global
                         Technology Portfolio)
                         -------------------------------------------------------------------------
                         AllianceBernstein Growth and      Long-term growth of capital.
                         Income Portfolio -- Class B
                         -------------------------------------------------------------------------
                         AllianceBernstein International   Long-term growth of capital.
                         Value Portfolio -- Class B
                         -------------------------------------------------------------------------
                         AllianceBernstein Large Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         -------------------------------------------------------------------------
                         AllianceBernstein Small Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         -------------------------------------------------------------------------
AMERICAN CENTURY         VP Income & Growth Fund --        The fund seeks capital growth by
VARIABLE PORTFOLIOS,     Class I                           investing in common stock. Income is
INC.                                                       a secondary objective.
                         -------------------------------------------------------------------------
                         VP International Fund -- Class I  The fund seeks capital growth.

                         -------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I       The fund seeks long-term capital
                                                           growth.
                         -------------------------------------------------------------------------
                         VP Value Fund -- Class I          The fund seeks long-term capital
                                                           growth. Income is a secondary
                                                           objective.
                         -------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --   The fund pursues long-term total
VARIABLE PORTFOLIOS II,  Class II                          return using a strategy that seeks to
INC.                                                       protect against U.S. inflation.
                         -------------------------------------------------------------------------


                                          Adviser (and Sub-Adviser(s),
        Investment Objective                     as applicable)
---------------------------------------------------------------------------
Long-term growth of capital.           Invesco Aim Advisors, Inc.
      (subadvised by Invesco Trimark
                                       Ltd.; Invesco Global Asset
                                       Management (N.A.), Inc.; Invesco
                                       Institutional (N.A.), Inc.; Invesco
                                       Senior Secured Management, Inc.;
                                       Invesco Hong Kong Limited;
                                       Invesco Asset Management Limited;
                                       Invesco Asset Management (Japan)
                                       Limited; Invesco Asset Management
                                       Deutschland, GmbH; and Invesco
                                       Australia Limited)
---------------------------------------------------------------------------
Long-term growth of capital            Invesco Aim Advisors, Inc.
      (subadvised by Invesco Trimark
                                       Ltd.; Invesco Global Asset
                                       Management (N.A.), Inc.; Invesco
                                       Institutional (N.A.), Inc.; Invesco
                                       Senior Secured Management, Inc.;
                                       Invesco Hong Kong Limited;
                                       Invesco Asset Management Limited;
                                       Invesco Asset Management (Japan)
                                       Limited; Invesco Asset Management
                                       Deutschland, GmbH; and Invesco
                                       Australia Limited)
---------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.




---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

---------------------------------------------------------------------------
The fund seeks capital growth by       American Century Investment
investing in common stock. Income is   Management, Inc.
a secondary objective.
---------------------------------------------------------------------------
The fund seeks capital growth.         American Century Global
                                       Investment Management, Inc.
---------------------------------------------------------------------------
The fund seeks long-term capital       American Century Investment
growth.                                Management, Inc.
---------------------------------------------------------------------------
The fund seeks long-term capital       American Century Investment
growth. Income is a secondary          Management, Inc.
objective.
---------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
---------------------------------------------------------------------------


                      Subaccount Investing In                      Investment Objective
                      -----------------------------------------------------------------------------
BLACKROCK VARIABLE    BlackRock Basic Value V.I. Fund    Seeks capital appreciation, and
SERIES FUNDS, INC.    -- Class III Shares                secondarily, income.

                      -----------------------------------------------------------------------------
                      BlackRock Global Allocation V.I.   Seeks high total investment return.
                      Fund -- Class III Shares



                      -----------------------------------------------------------------------------
                      BlackRock Value Opportunities      Seeks long-term growth of capital.
                      V.I. Fund -- Class III Shares

                      -----------------------------------------------------------------------------
COLUMBIA FUNDS        Columbia Marsico Growth Fund,      The fund seeks long-term growth of
VARIABLE INSURANCE    Variable Series -- Class A         capital.
TRUST I
                      -----------------------------------------------------------------------------
                      Columbia Marsico International     The fund seeks long-term growth of
                      Opportunities Fund, Variable       capital.
                      Series -- Class B
                      -----------------------------------------------------------------------------
DREYFUS               Dreyfus Investment Portfolios      Seeks investment returns that are
                      MidCap Stock Portfolio -- Initial  greater than the total return
                      Shares                             performance of publicly traded
                                                         common stocks of medium-size
                                                         domestic companies in the aggregate,
                                                         as represented by the Standard &
                                                         Poor's MidCap 400(R) Index.
                      -----------------------------------------------------------------------------
                      Dreyfus Variable Investment Fund   The portfolio seeks as high a level of
                      -- Money Market Portfolio          current income as is consistent with the
                                                         preservation of capital and the
                                                         maintenance of liquidity. As a money
                                                         market fund, the portfolio is subject to
                                                         maturity, quality and diversification
                                                         requirements designed to help it
                                                         maintain a stable share price of $1.00.
                      -----------------------------------------------------------------------------
                      The Dreyfus Socially Responsible   Seeks capital growth, with current
                      Growth Fund, Inc. -- Initial       income as a secondary objective.
                      Shares
                      -----------------------------------------------------------------------------
DWS VARIABLE          DWS Dreman High Return Equity      Seeks to achieve a high rate of total
SERIES II             VIP -- Class B Shares              return.

                      -----------------------------------------------------------------------------
                      DWS Dreman Small Mid Cap           Seeks long-term capital appreciation.
                      Value VIP -- Class B Shares

                      -----------------------------------------------------------------------------
                      DWS Technology VIP -- Class B      Seeks growth of capital.
                      Shares
                      -----------------------------------------------------------------------------
EATON VANCE VARIABLE  VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                    income.
                      -----------------------------------------------------------------------------
                      VT Worldwide Health Sciences       Seeks long-term capital growth by
                      Fund                               investing in a worldwide and
                                                         diversified portfolio of health sciences
                                                         companies.
                      -----------------------------------------------------------------------------
EVERGREEN VARIABLE    Evergreen VA Omega Fund --         Seeks long term capital growth.
ANNUITY TRUST         Class 2
                      -----------------------------------------------------------------------------
FEDERATED INSURANCE   Federated High Income Bond         Seeks high current income by
SERIES                Fund II -- Service Shares          investing in lower-rated corporate debt
                                                         obligations, commonly referred to as
                                                         "junk bonds."
                      -----------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                     as applicable)
-----------------------------------------------------------------------------
Seeks capital appreciation, and           BlackRock Advisors, LLC
secondarily, income.                      (subadvised by BlackRock
                     Investment Management, LLC)
-----------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock Asset Management U.K.
                                          Limited)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
                     Management, LLC)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Advisors,
capital.                                  LLC (subadvised by Marsico Capital
        Management, LLC)
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
        Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
        Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long term capital growth.           Evergreen Investment Management
 Company, LLC
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in lower-rated corporate debt   Company
obligations, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------


                       Subaccount Investing In                      Investment Objective
                       ------------------------------------------------------------------------------
                       Federated Kaufmann Fund II --      Seeks capital appreciation.
                       Service Shares


                       ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio -- Service  Seeks income and capital growth
INSURANCE PRODUCTS     Class 2                            consistent with reasonable risk.
FUND










                       ------------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                       Service Class 2                    will also consider the potential for
                                                          capital appreciation. The fund's goal is
                                                          to achieve a yield which exceeds the
                                                          composite yield on the securities
                                                          comprising the Standard & Poor's
                                                          500/SM/ Index (S&P 500(R)).
                       ------------------------------------------------------------------------------
                       VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Growth & Income Portfolio      Seeks high total return through a
                       -- Service Class 2                 combination of current income and
                                                          capital appreciation.
                       ------------------------------------------------------------------------------
                       VIP Investment Grade Bond          Seeks as high a level of current income
                       Portfolio -- Service Class 2       as is consistent with the preservation of
                                                          capital.
                       ------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                       Service Class 2

                       ------------------------------------------------------------------------------
                       VIP Value Strategies Portfolio --  Seeks capital appreciation.
                       Service Class 2

                       ------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Large Cap Growth          Seeks capital appreciation. The fund
VARIABLE INSURANCE     Securities Fund -- Class 2 Shares  normally invests at least 80% of its net
PRODUCTS TRUST                                            assets in investments of large
                                                          capitalization companies, and normally
                                                          invests predominantly in equity
                                                          securities.
                       ------------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
         Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation. The fund       Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies, and normally
invests predominantly in equity
securities.
-------------------------------------------------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    Mutual Shares Securities Fund --   Seeks capital appreciation, with
                    Class 2 Shares                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    Templeton Foreign Securities       Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets, and
                                                       normally invests predominantly in
                                                       equity securities.
                    ------------------------------------------------------------------------------
                    Templeton Global Asset Allocation  Seeks high total return. The fund
                    Fund -- Class 2 Shares             normally invests in equity securities of
                                                       companies of any country, debt
                                                       securities of companies and
                                                       governments of any country, and in
                                                       money market securities. The fund
                                                       normally invests substantially to
                                                       primarily in equity securities.
                    ------------------------------------------------------------------------------
                    Templeton Growth Securities        Seeks long-term capital growth. The
                    Fund -- Class 2 Shares             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --          Seeks long-term growth of capital and
FUNDS, INC.         Class 1 Shares                     future income.
                    ------------------------------------------------------------------------------
                    Money Market Fund/1/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and the maintenance of
                                                       liquidity.
                    ------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through
                    Class 1 Shares                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    Small-Cap Equity Fund -- Class 1   Seeks long-term growth of capital.
                    Shares





                    ------------------------------------------------------------------------------
                    Total Return Fund/2/               Seeks the highest total return,
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1        Seeks long-term growth of capital.
                    Shares
                    ------------------------------------------------------------------------------
GENWORTH VARIABLE   Genworth Calamos Growth Fund       The fund's investment objective is
INSURANCE TRUST/3/                                     long-term capital growth.

                    ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
-----------------------------------------------------------------------------
Seeks high total return. The fund          Templeton Investment Counsel, LLC
normally invests in equity securities of
companies of any country, debt
securities of companies and
governments of any country, and in
money market securities. The fund
normally invests substantially to
primarily in equity securities.
-----------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-----------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP and
                                           SouthernSun Asset Management,
                                           Inc.)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
-----------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    Genworth Columbia Mid Cap          The fund's investment objective is
                    Value Fund                         long-term capital appreciation.


                    ------------------------------------------------------------------------------
                    Genworth Davis NY Venture Fund     The fund's investment objective is
                                                       long-term growth of capital.

                    ------------------------------------------------------------------------------
                    Genworth Eaton Vance Large Cap     The fund's investment objective is to
                    Value Fund                         seek total return.

                    ------------------------------------------------------------------------------
                    Genworth Legg Mason Partners       The fund's investment objective is to
                    Aggressive Growth Fund             seek capital appreciation.

                    ------------------------------------------------------------------------------
                    Genworth PIMCO StocksPLUS          The fund's investment objective is to
                    Fund                               seek total return which exceeds that of
                                                       the S&P 500 Index.

                    ------------------------------------------------------------------------------
                    Genworth Putnam International      The fund's investment objective is
                    Capital Opportunities Fund         long-term capital appreciation.


                    ------------------------------------------------------------------------------
                    Genworth Thornburg                 The fund's investment objective is
                    International Value Fund           long-term capital appreciation by
                                                       investing in equity and fixed income
                                                       securities of all types.
                    ------------------------------------------------------------------------------
                    Genworth Western Asset             The fund's investment objective is to
                    Management Core Plus Fixed         maximize total return, consistent with
                    Income Fund                        prudent investment management and
                                                       liquidity needs, by investing to obtain
                                                       the average duration specified for the
                                                       fund.
                    ------------------------------------------------------------------------------
JANUS ASPEN SERIES  Balanced Portfolio -- Service      Seeks long-term capital growth,
                    Shares                             consistent with preservation of capital
                                                       and balanced by current income.
                    ------------------------------------------------------------------------------
                    Forty Portfolio -- Service Shares  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                    ------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMorgan Insurance Trust           Seeks to provide total return while
TRUST               Balanced Portfolio -- Class 1      preserving capital.

                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust Core      Seeks to maximize total return by
                    Bond Portfolio -- Class 1          investing primarily in a diversified
                                                       portfolio of intermediate- and long-
                                                       term debt securities.
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust           Seeks capital growth over the long
                    Diversified Mid Cap Growth         term.
                    Portfolio -- Class 1
                    ------------------------------------------------------------------------------
                    JPMorgan Insurance Trust Equity    Seeks investment results that
                    Index Portfolio -- Class 1         correspond to the aggregate price and
                                                       dividend performance of securities in
                                                       the Standard & Poor's 500 Composite
                                                       Stock Price Index (S&P 500 Index).
                    ------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
--------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Columbia Management Advisors,
                                           LLC)
--------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
--------------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
--------------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
                                           ClearBridge Advisors, LLC)
--------------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
--------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
                                           Putnam Investment Management,
                                           LLC)
--------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation by          Management, Inc. (subadvised by
investing in equity and fixed income       Thornburg Investment Management,
securities of all types.                   Inc.)
--------------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
maximize total return, consistent with     Management, Inc. (subadvised by
prudent investment management and          Western Asset Management
liquidity needs, by investing to obtain    Company and Western Asset
the average duration specified for the     Management Company Limited)
fund.
--------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
--------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
--------------------------------------------------------------------------------
Seeks to provide total return while        JPMorgan Investment Advisors Inc.,
preserving capital.                        an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase & Co.
--------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc.,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase & Co.
term debt securities.
--------------------------------------------------------------------------------
Seeks capital growth over the long         JPMorgan Investment Advisors Inc.,
term.                                      an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase & Co.
--------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc.,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
--------------------------------------------------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      Subaccount Investing In                         Investment Objective
                      ---------------------------------------------------------------------------------
                      JPMorgan Insurance Trust             Seeks to provide high total return from
                      International Equity Portfolio --    a portfolio of equity securities of
                      Class 1                              foreign companies. Total return
                                                           consists of capital growth and current
                                                           income.
                      ---------------------------------------------------------------------------------
                      JPMorgan Insurance Trust             Seeks to provide long-term capital
                      Intrepid Growth Portfolio --         growth.
                      Class 1
                      ---------------------------------------------------------------------------------
                      JPMorgan Insurance Trust             Seeks long-term capital growth by
                      Intrepid Mid Cap Portfolio --        investing primarily in equity securities
                      Class 1                              of companies with intermediate
                                                           capitalizations.
                      ---------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Mid         Seeks capital appreciation with the
                      Cap Value Portfolio -- Class 1       secondary goal of achieving current
                                                           income by investing in equity
                                                           securities.
                      ---------------------------------------------------------------------------------
                      JPMorgan Insurance Trust Small       Seeks capital growth over the long
                      Cap Core Portfolio -- Class 1        term.

                      ---------------------------------------------------------------------------------
                      JPMorgan Insurance Trust U.S.        Seeks to provide high total return from
                      Equity Portfolio -- Class 1          a portfolio of selected equity securities.
                      (formerly, JPMorgan Insurance
                      Trust Diversified Equity Portfolio)
                      ---------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock        The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares       seek capital appreciation. The fund's
                                                           objective may be changed without
                                                           shareholder approval.
                      ---------------------------------------------------------------------------------
                      MFS(R) Strategic Income Series --    The fund's investment objective is to
                      Service Class Shares                 seek total return with an emphasis on
                                                           high current income, but also
                                                           considering capital appreciation. The
                                                           fund's objective may be changed
                                                           without shareholder approval.
                      ---------------------------------------------------------------------------------
                      MFS(R) Total Return Series --        The fund's investment objective is to
                      Service Class Shares                 seek total return. The fund's objective
                                                           may be changed without shareholder
                                                           approval.
                      ---------------------------------------------------------------------------------
                      MFS(R) Utilities Series -- Service   The fund's investment objective is to
                      Class Shares                         seek total return. The fund's objective
                                                           may be changed without shareholder
                                                           approval.
                      ---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA         Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                    which includes current income and
                                                           capital appreciation in the value of its
                                                           shares.
                      ---------------------------------------------------------------------------------
                      Oppenheimer Capital                  Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service      in securities of well-known established
                      Shares                               companies.
                      ---------------------------------------------------------------------------------
                      Oppenheimer Global Securities        Seeks long-term capital appreciation
                      Fund/VA -- Service Shares            by investing a substantial portion of its
                                                           assets in securities of foreign issuers,
                                                           "growth-type" companies, cyclical
                                                           industries and special situations that
                                                           are considered to have appreciation
                                                           possibilities.
                      ---------------------------------------------------------------------------------


                                                Adviser (and Sub-Adviser(s),
           Investment Objective                       as applicable)
---------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Management
a portfolio of equity securities of         Inc., an indirect, wholly-owned
foreign companies. Total return             subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
---------------------------------------------------------------------------------
Seeks to provide long-term capital          JPMorgan Investment Advisors Inc.,
growth.                                     an indirect, wholly-owned subsidiary
                                            of JPMorgan Chase & Co.
---------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Advisors Inc.,
investing primarily in equity securities    an indirect, wholly-owned subsidiary
of companies with intermediate              of JPMorgan Chase & Co.
capitalizations.
---------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Advisors
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing in equity               subsidiary of JPMorgan Chase & Co.
securities.
---------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
---------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Advisors Inc.,
a portfolio of selected equity securities.  an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation. The fund's       Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return. The fund's objective     Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return. The fund's objective     Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------------
Seeks a high total investment return,       OppenheimerFunds, Inc.
which includes current income and
capital appreciation in the value of its
shares.
---------------------------------------------------------------------------------
Seeks capital appreciation by investing     OppenheimerFunds, Inc.
in securities of well-known established
companies.
---------------------------------------------------------------------------------
Seeks long-term capital appreciation        OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
---------------------------------------------------------------------------------


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       Oppenheimer Main Street Fund/      Seeks high total return.
                       VA -- Service Shares
                       ----------------------------------------------------------------------------
                       Oppenheimer Main Street Small      Seeks capital appreciation.
                       Cap Fund/VA -- Service Shares
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST        Class Shares                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ----------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
THE UNIVERSAL          Equity and Income Portfolio --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   Class II Shares                    current income.
INC.
                       ----------------------------------------------------------------------------
VAN KAMPEN LIFE        Comstock Portfolio -- Class II     Seeks capital growth and income
INVESTMENT TRUST       Shares                             through investments in equity
                                                          securities, including common stocks,
                                                          preferred stocks and securities
                                                          convertible into common and preferred
                                                          stocks.
                       ----------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks high total return.                 OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks both capital appreciation and      Morgan Stanley Investment
current income.                          Management Inc.

----------------------------------------------------------------------------
Seeks capital growth and income          Van Kampen Asset Management
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
----------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:



                                                                                         Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                 Investment Objective               as applicable)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Overseas Portfolio --            Seeks long-term growth of capital.  Janus Capital Management LLC
                    Service Shares (formerly,
                    International Growth Portfolio)
                    --------------------------------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2006:




                        Subaccount Investing In                 Investment Objective
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      Portfolios --                  reduced risk over the long term by
FUND                    Service Class 2                allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital appreciation.
INSURANCE TRUST         Fund
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment objective is to
INSURANCE TRUST         Service Class Shares           seek capital appreciation. The fund's
                                                       objective may be changed without
                                                       shareholder approval.
                        -----------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation. The fund's   Company
objective may be changed without
shareholder approval.
----------------------------------------------------------------------------



The following Portfolios are not available to contracts issued on or after May 1, 2007:



                                                                                                 Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                  Investment Objective                    as applicable)
                       ----------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable     Seeks total return (a combination of   Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Capital and Income Portfolio --  income and long-term capital           LLC (subadvised by ClearBridge
                       Class II                         appreciation). This objective may be   Advisors, LLC, Western Asset
                                                        changed without shareholder approval.  Management Company Limited and
                                                                                               Western Asset Management
                                                                                               Company)
                       ----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE        Capital Growth Portfolio --      Seeks capital appreciation.            Van Kampen Asset Management
INVESTMENT TRUST       Class II Shares
                       ----------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:




                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
AIM VARIABLE           AIM V.I. Basic Value Fund        Long-term growth of capital.
INSURANCE FUNDS/1/     -- Series II shares












                       --------------------------------------------------------------------------
BLACKROCK VARIABLE     BlackRock Large Cap Growth V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.     Fund -- Class III Shares

                       --------------------------------------------------------------------------
GE INVESTMENTS         Income Fund -- Class 1 Shares    Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                       --------------------------------------------------------------------------
                       Mid-Cap Equity Fund -- Class 1   Seeks long-term growth of capital and
                       Shares                           future income.
                       --------------------------------------------------------------------------
                       Premier Growth Equity            Seeks long-term growth of capital and
                       Fund -- Class 1 Shares           future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) Index Fund/2/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio --   objective may be changed without
                       Class II                         shareholder approval.
                       --------------------------------------------------------------------------
                       Legg Mason Partners Variable     Seeks long-term capital growth with
                       Fundamental Value                income as a secondary consideration.
                       Portfolio -- Class I             This objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust           The fund's investment objective is to
INSURANCE TRUST        Series -- Service Class Shares   seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer MidCap Fund/         Seeks capital appreciation by investing
ACCOUNT FUNDS          VA -- Service Shares             in "growth type" companies.
                       --------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
         Investment Objective                      as applicable)
-----------------------------------------------------------------------------
Long-term growth of capital.             Invesco Aim Advisors, Inc.
 (formerly, A I M Advisors, Inc.)
                                         (subadvised by AIM Funds
                                         Management Inc.; Invesco Global
                                         Asset Management (N.A.), Inc.;
                                         Invesco Institutional (N.A.), Inc.;
                                         Invesco Senior Secured
                                         Management, Inc.; Invesco Hong
                                         Kong Limited; Invesco Asset
                                         Management Limited; Invesco Asset
                                         Management (Japan) Limited;
                                         Invesco Asset Management
                                         Deutschland, GmbH; and Invesco
                                         Australia Limited)
-----------------------------------------------------------------------------
Seeks long-term capital growth.          BlackRock Advisors, LLC
 (subadvised by BlackRock
                                         Investment Management, LLC)
-----------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
-----------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
-----------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.
-----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation. The fund's    Company
objective may be changed without
shareholder approval.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.
-----------------------------------------------------------------------------



                    /1/ It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc. will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                     Adviser (and Sub-Adviser(s),
                      Subaccount Investing In          Investment Objective                as applicable)
                      --------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ-100(R) Fund/1/    Seeks to provide investment results        Rydex Investments
                                               that correspond to a benchmark for
                                               over-the-counter securities. The
                                               portfolio's current benchmark is the
                                               NASDAQ 100 Index(TM).
                      --------------------------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                   as applicable)
                    ----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities        Seeks to maximize income while         Franklin Advisers, Inc.
VARIABLE INSURANCE  Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities. The fund seeks income by
                                                      investing in corporate, foreign and
                                                      U.S. Treasury bonds as well as stocks
                                                      with dividend yields the manager
                                                      believes are attractive.
                    ----------------------------------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding   Seeks capital appreciation, with       Franklin Templeton Services, LLC
                    Funds Allocation Fund -- Class 2  income as a secondary goal. The fund   (the fund's administrator)
                    Shares/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ----------------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.


Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.


The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Genworth VIT Portfolio for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Genworth VIT Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the

Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

With regard to the Genworth VIT Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company received from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2008.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, DWS Variable Series II, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc.,

Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.


  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.


If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.


The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.


Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer

(e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.


To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures given by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments under your contract and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by it and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the GVIT Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.


Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.


If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed to, generally, allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                              Portfolios                                    Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth Fund                               2%      4%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      3%
                             -----------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund                                         2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                                                    3%      6%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 2%      5%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares                                      1%      1%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                                              1%      1%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II shares                            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund                                       1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital Opportunities Fund                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Natural Resources Portfolio -- Class II Shares                         0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed Income Fund                    10%      7%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      8%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     24%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                        16%     12%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          4%      3%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------


                             Model C Model D Model E
----------------------------------------------------
Equities
----------------------------------------------------
Large Cap Growth                6%      8%     10%
                             -----------------------
                                6%      8%     10%
----------------------------------------------------
Large Cap Value                 5%      6%      8%
                             -----------------------
                                5%      7%      8%
----------------------------------------------------
Large Cap Core                  8%     11%     13%
                             -----------------------
                                7%     10%     12%
----------------------------------------------------
Mid Cap Growth                  2%      2%      3%
----------------------------------------------------
Mid Cap Value                   2%      2%      3%
----------------------------------------------------
Small Cap Core                  1%      2%      3%
----------------------------------------------------
Global Equity                   3%      4%      5%
----------------------------------------------------
Foreign Large Cap Growth        3%      4%      5%
                             -----------------------
                                2%      3%      4%
----------------------------------------------------
Foreign Large Cap Core          2%      2%      3%
----------------------------------------------------
Foreign Large Cap Value         4%      5%      6%
----------------------------------------------------
Foreign Small/Mid Cap           2%      3%      4%
----------------------------------------------------
Natural Resources               1%      1%      1%
----------------------------------------------------
Real Estate (U.S. REITs)        1%      2%      2%
----------------------------------------------------

    Total % Equities           60%     80%    100%
----------------------------------------------------

Fixed Income
----------------------------------------------------
Long Duration                   2%      1%      0%
----------------------------------------------------
Medium Duration                 5%      2%      0%
                             -----------------------
                                5%      3%      0%
----------------------------------------------------
Short Duration                 16%      8%      0%
----------------------------------------------------
TIPS                            8%      4%      0%
----------------------------------------------------
Domestic High Yield             2%      1%      0%
----------------------------------------------------
Bank Loans                      2%      1%      0%
----------------------------------------------------

    Total % Fixed Income       40%     20%      0%
----------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS



                                                             Portfolios                                  Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        2%      4%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value              AllianceBernstein Growth and Income Portfolio -- Class B                       2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             Fidelity VIP Equity-Income Portfolio -- Service Class 2                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     1%      3%      4%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                      2%      3%      5%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------------
Global REITs                 AIM V.I. Global Real Estate Fund -- Series II shares                           0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                              3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares     3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                       20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       20%     15%     10%
---------------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares               32%     24%     16%
---------------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                     16%     12%      8%
---------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                       4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Bonds                 MFS(R) VIT Strategic Income Series -- Service Class Shares                     4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                   80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------------


                             Model D Model E
--------------------------------------------
Equities
--------------------------------------------
Large Cap Growth                7%      9%
                             ---------------
                                7%      9%
--------------------------------------------
Large Cap Value                 6%      8%
                             ---------------
                                6%      7%
--------------------------------------------
Large Cap Core                  6%      7%
                             ---------------
                                7%      8%
--------------------------------------------
Mid Cap Growth                  2%      3%
--------------------------------------------
Mid Cap Core                    2%      3%
--------------------------------------------
Small Cap Core                  2%      3%
--------------------------------------------
Global Equity                   8%     10%
--------------------------------------------
Global REITs                    3%      3%
--------------------------------------------
Foreign Large Cap Growth       12%     15%
--------------------------------------------
Foreign Large Cap Value        12%     15%
--------------------------------------------

    Total % Equities           80%    100%
--------------------------------------------

Fixed Income
--------------------------------------------
Medium Duration                 5%      0%
--------------------------------------------
Short Duration                  8%      0%
--------------------------------------------
TIPS                            4%      0%
--------------------------------------------
Domestic High Yield             1%      0%
--------------------------------------------
Bank Loans                      1%      0%
--------------------------------------------
Global Bonds                    1%      0%
--------------------------------------------

    Total % Fixed Income       20%      0%
--------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



                      Core Asset Class                                                                    Fixed Income Asset
                       (20% to 80%)                              Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                  AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares         Series I shares                          Grade Bond Portfolio --
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic         Service Class 2
 Class B                                                       Growth Portfolio -- Class B             Genworth Western Asset
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Management Core Plus
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                     Fixed Income Fund
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Portfolio --
Franklin Templeton VIP Mutual Shares Securities Fund --       Columbia Marsico International            Administrative Class
 Class 2 Shares                                                Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Templeton Growth Securities             Class B                                 PIMCO VIT Total Return
 Fund -- Class 2 Shares                                       Eaton Vance VT Floating-Rate Income Fund  Portfolio --
GE Investments Funds Core Value Equity Fund -- Class 1        Evergreen VA Omega Fund -- Class 2        Administrative Class
 Shares                                                       Federated High Income Bond Fund II --     Shares
GE Investments Funds Total Return Fund -- Class 3 Shares       Service Shares
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Federated Kaufmann Fund II -- Service
Genworth Davis NY Venture Fund                                 Shares
Genworth Eaton Vance Large Cap Value Fund                     Fidelity VIP Dynamic Capital
Genworth PIMCO StocksPLUS Fund                                 Appreciation Portfolio -- Service
Janus Aspen Balanced Portfolio -- Service Shares               Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Growth Portfolio --
Oppenheimer Balanced Fund/VA -- Service Shares                 Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           Fidelity VIP Mid Cap Portfolio --
 Shares                                                        Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares       Fidelity VIP Value Strategies Portfolio
Oppenheimer Main Street Fund/VA -- Service Shares              -- Service Class 2
Universal Institutional Funds Equity and Income Portfolio --  GE Investments Funds Real Estate
 Class II Shares                                               Securities Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares          GE Investments Funds Small-Cap Equity
                                                               Fund -- Class 1 Shares
                                                              Genworth Calamos Growth Fund
                                                              Genworth Columbia Mid Cap Value Fund
                                                              Genworth Legg Mason Partners Aggressive
                                                               Growth Fund
                                                              Genworth Putnam International Capital
                                                               Opportunities Fund
                                                              Genworth Thornburg International Value
                                                               Fund
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL



Core Asset Class                                                                                          Fixed Income Asset
(20% to 80%)                                                     Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund -- Series I shares             AIM V.I. Capital Appreciation Fund --    JPMorgan Insurance Trust
AllianceBernstein Balanced Wealth Strategy Portfolio --        Series I shares                          Core Bond Portfolio --
 Class B                                                      AIM V.I. Global Real Estate Fund --       Class 1
American Century VP Income & Growth Fund -- Class I            Series II shares                        PIMCO VIT Low Duration
American Century VP Value Fund -- Class I                     AllianceBernstein Global Technology       Portfolio --
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial   Portfolio -- Class B                     Administrative Class
 Shares                                                       American Century VP Inflation             Shares
DWS Dreman High Return Equity VIP -- Class B Shares            Protection Fund -- Class II
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2       American Century VP International Fund
Fidelity VIP Equity-Income Portfolio -- Service Class 2        -- Class I
Franklin Templeton VIP Large Cap Growth Securities Fund --    American Century VP Ultra(R) Fund --
 Class 2 Shares                                                Class I
Franklin Templeton VIP Mutual Shares Securities Fund --       Dreyfus Investment Portfolios -- MidCap
 Class 2 Shares                                                Stock Portfolio -- Initial Shares
Franklin Templeton VIP Templeton Foreign Securities Fund --   DWS Dreman Small Mid Cap Value VIP --
 Class 2 Shares                                                Class B Shares
Franklin Templeton VIP Templeton Global Asset Allocation      DWS Technology VIP -- Class B Shares
 Fund -- Class 2 Shares                                       Eaton Vance VT Floating-Rate Income Fund
Franklin Templeton VIP Templeton Growth Securities Fund --    Fidelity VIP Mid Cap Portfolio --
 Class 2 Shares                                                Service Class 2
GE Investments Funds Total Return Fund -- Class 3 Shares      JPMorgan Insurance Trust Diversified
JPMorgan Insurance Trust Balanced Portfolio -- Class 1         Mid Cap Growth Portfolio -- Class 1
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    JPMorgan Insurance Trust Intrepid Mid
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1   Cap Portfolio -- Class 1
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1     MFS(R) VIT Strategic Income Series --
MFS(R) VIT Total Return Series -- Service Class Shares         Service Class Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares    Oppenheimer Main Street Small Cap
Oppenheimer Main Street Fund/VA -- Service Shares              Fund/VA -- Service Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.


Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.


Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;


  .  providing tax forms;


  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 8%
       1                 8%
       2                 7%
       3                 7%
       4                 6%
       5                 5%
       6                 4%
       7                 2%
   8 or more             0%
-----------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                  Surrender Charge
   Number of     as a Percentage of
   Completed      the Surrendered
 Years Since We          or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

Charges for the Living Benefit Rider Options


Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008


Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.


If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit
           Single Annuitant Contract        0.75% of benefit base
           -------------------------------------------------------------
           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
         Single Annuitant Contract      0.75% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
         ---------------------------------------------------------------
         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus


Payment Optimizer Plus is not available for contracts issued after October 17, 2008.


We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.



Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.


Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.


THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership


As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.


Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.


Assignment


An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.


Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments


We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrender and Partial
Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Enhanced Payment Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.


  . Enhanced payments are not considered "purchase payments" for purposes of the contract.


  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.


In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base.


Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.


The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.


The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of

Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date


All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.


We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among
the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on
Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by
Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund, the Dreyfus Variable Investment Fund --Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.


Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.


A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.


Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.


Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Rider Options


We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007, and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007 and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds,
Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that enhanced payments are not considered "purchase payments" for purposes of the contract and this rider. Therefore any applicable enhanced payment will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the enhanced payment or any related earnings, since the enhanced payment and any related earnings will be reflected in the Contract Value. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Service Center at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by
(b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

      (a) the Contract Value;

      (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

      (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions.

At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



      Lifetime Income Plus Solution without the Principal Protection Death
      Benefit
        Single or Joint Annuitant Contract     0.95% of benefit base
      ----------------------------------------------------------------------
      Lifetime Income Plus Solution with the Principal Protection Death
      Benefit -- Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.20% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------
      Lifetime Income Plus Solution with the Principal Protection Death
      Benefit -- Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.95% of benefit base plus
                                               0.50% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



      Lifetime Income Plus Solution without the Principal Protection Death
      Benefit
        Single or Joint Annuitant Contract     0.85% of benefit base
      ----------------------------------------------------------------------
      Lifetime Income Plus Solution with the Principal Protection Death
      Benefit -- Annuitant Age 45-70
        Single or Joint Annuitant Contract     0.85% of benefit base plus
                                               0.15% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------
      Lifetime Income Plus Solution with the Principal Protection Death
      Benefit -- Annuitant Age 71-85
        Single or Joint Annuitant Contract     0.85% of benefit base plus
                                               0.40% of value of Principal
                                               Protection Death Benefit
      ----------------------------------------------------------------------



The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed
2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68             27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69             14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70              1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68             25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69             12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008


Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.



Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. You must allocate all assets to the prescribed Investment Strategy.


Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.


Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective


Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54             97,205             --        94,418        100,000     112,360       112,360      100,000
    55             94,418             --        91,637        100,000     119,102       119,102      100,000
    56             91,637             --        88,857        100,000     126,248       126,248      100,000
    57             88,857             --        86,076        100,000     133,823       133,823      100,000
    58             86,076             --        83,291        100,000     141,852       141,852      100,000
    59             83,291             --        80,497        100,000     150,363       150,363      100,000
    60             80,497             --        77,692        100,000     159,385       159,385      100,000
    61             77,692             --        74,871        100,000     168,948       168,948      100,000
    62             74,871             --        72,030        100,000     179,085       179,085      100,000
    63             72,030             --        69,166        100,000     189,830       189,830      100,000
    64             69,166             --        66,274        100,000     201,220       201,220      100,000
    65             66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66             51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67             37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68             23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69              9,296         11,731            --        100,000     213,293       213,293           --
    70                 --         11,731            --        100,000     213,293       213,293           --
    71                 --         11,731            --        100,000     213,293       213,293           --
    72                 --         11,731            --        100,000     213,293       213,293           --
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54             97,055             --        94,121        100,000     112,360       112,360      100,000
    55             94,121             --        91,196        100,000     119,102       119,102      100,000
    56             91,196             --        88,275        100,000     126,248       126,248      100,000
    57             88,275             --        85,356        100,000     133,823       133,823      100,000
    58             85,356             --        82,435        100,000     141,852       141,852      100,000
    59             82,435             --        79,508        100,000     150,363       150,363      100,000
    60             79,508             --        76,573        100,000     159,385       159,385      100,000
    61             76,573             --        73,624        100,000     168,948       168,948      100,000
    62             73,624             --        70,658        100,000     179,085       179,085      100,000
    63             70,658             --        67,672        100,000     189,830       189,830      100,000
    64             67,672             --        64,659        100,000     201,220       201,220      100,000
    65             64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66             49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67             35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68             21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69              7,397         11,731            --        100,000     213,293       213,293       41,344
    70                 --         11,731            --        100,000     213,293       213,293       29,613
    71                 --         11,731            --        100,000     213,293       213,293       17,882
    72                 --         11,731            --        100,000     213,293       213,293        6,151
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74             97,205             --        94,418        100,000     112,360       112,360      100,000
    75             94,418             --        91,637        100,000     119,102       119,102      100,000
    76             91,637             --        88,857        100,000     126,248       126,248      100,000
    77             88,857             --        86,076        100,000     133,823       133,823      100,000
    78             86,076             --        83,291        100,000     141,852       141,852      100,000
    79             83,291             --        80,497        100,000     150,363       150,363      100,000
    80             80,497             --        77,692        100,000     159,385       159,385      100,000
    81             77,692             --        74,871        100,000     168,948       168,948      100,000
    82             74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83             59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84             44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85             29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86             15,126         12,536           915        100,000     179,085       179,085        1,683
    87                915         12,536            --        100,000     179,085       179,085           --
    88                 --         12,536            --        100,000     179,085       179,085           --
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85             25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86             10,998         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67            101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68            102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69            104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70            106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71            108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72            109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73            111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74            113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75            115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76            117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77            119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78            122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79            124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80            126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81            128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82            130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83            133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84            135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85            137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86            140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87            142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88            145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89            147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90            150,244         8,263         152,873       150,244     106,000       150,244      152,873
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.


Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:


  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.


For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.


Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.


Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up

Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


When the Rider is Effective

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    63           $100,000            --        $98,000       $100,000    $105,000    $100,000
    64             98,000            --         96,040        100,000     110,000     100,000
    65             96,040            --         94,119        100,000     115,000     100,000
    66             94,119            --         92,237        100,000     120,000     100,000
    67             92,237            --         90,392        100,000     125,000     100,000
    68             90,392            --         88,584        100,000     130,000     100,000
    69             88,584            --         86,813        100,000     135,000     100,000
    70             86,813        $8,400         76,676        100,000     140,000      91,600
    71             76,676         8,400         66,743        100,000     140,000      83,200
    72             66,743         8,400         57,008        100,000     140,000      74,800
    73             57,008         8,400         47,468        100,000     140,000      66,400
    74             47,468         8,400         38,088        100,000     140,000      58,000
    75             38,088         8,400         28,897        100,000     140,000      49,600
    76             28,897         8,400         19,889        100,000     140,000      41,200
    77             19,889         8,400         11,061        100,000     140,000      32,800
    78             11,061         8,400          2,410        100,000     140,000      24,400
    79              2,410         8,400             --        100,000     140,000      16,000
    80                 --         8,400             --        100,000     140,000       7,600
    81                 --         8,400             --        100,000     140,000          --
    82                 --         8,400             --        100,000     140,000          --
    83                 --         8,400             --        100,000     140,000          --
    84                 --         8,400             --        100,000     140,000          --
    85                 --         8,400             --        100,000     140,000          --
    86                 --         8,400             --        100,000     140,000          --
    87                 --         8,400             --        100,000     140,000          --
    88                 --         8,400             --        100,000     140,000          --
    89                 --         8,400             --        100,000     140,000          --
    90                 --         8,400             --        100,000     140,000          --
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    78           $100,000            --        $98,000       $100,000    $105,000    $100,000
    79             98,000            --         96,040        100,000     110,000     100,000
    80             96,040            --         94,119        100,000     115,000     100,000
    81             94,119            --         92,237        100,000     120,000     100,000
    82             92,237        $8,750         81,642        100,000     125,000      91,250
    83             81,642         8,750         71,259        100,000     125,000      82,500
    84             71,259         8,750         61,084        100,000     125,000      73,750
    85             61,084         8,750         51,112        100,000     125,000      65,000
    86             51,112         8,750         41,340        100,000     125,000      56,250
    87             41,340         8,750         31,733        100,000     125,000      47,500
    88             31,733         8,750         22,319        100,000     125,000      38,750
    89             22,319         8,750         13,092        100,000     125,000      30,000
    90             13,092         8,750          4,050        100,000     125,000      21,250
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    66           $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67            102,225         5,775         104,628       102,225     105,000     104,628
    68            104,628         5,775         107,223       104,628     105,000     107,223
    69            107,223         5,897         109,904       107,223     105,000     109,904
    70            109,904         6,045         112,651       109,904     105,000     112,651
    71            112,651         6,196         115,468       112,651     105,000     115,468
    72            115,468         6,351         118,354       115,468     105,000     118,354
    73            118,354         6,509         121,313       118,354     105,000     121,313
    74            121,313         6,672         124,346       121,313     105,000     124,346
    75            124,346         6,839         127,455       124,346     105,000     127,455
    76            127,455         7,010         130,641       127,455     105,000     130,641
    77            130,641         7,185         133,907       130,641     105,000     133,907
    78            133,907         7,365         137,255       133,907     105,000     137,255
    79            137,255         7,549         140,686       137,255     105,000     140,686
    80            140,686         7,738         144,203       140,686     105,000     144,203
    81            144,203         7,931         147,808       144,203     105,000     147,808
    82            147,808         8,129         151,504       147,808     105,000     151,504
    83            151,504         8,333         155,291       151,504     105,000     155,291
    84            155,291         8,541         159,174       155,291     105,000     159,174
    85            159,174         8,755         163,153       159,174     105,000     163,153
    86            163,153         8,973         167,232       163,153     105,000     167,232
    87            167,232         9,198         171,412       167,232     105,000     171,412
    88            171,412         9,428         175,698       171,412     105,000     175,698
    89            175,698         9,663         180,090       175,698     105,000     180,090
    90            180,090         9,905         184,592       180,090     105,000     184,592
-----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.


Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.


If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.


For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.


Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.


Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.


Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the

Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Notification. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:


                      Restore Provision                                                 Reset Provision
---------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life  You may reset on a contract anniversary periodically after your
of this rider.                                                  Benefit Date.
---------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment       You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the     Strategy available as of the date of the reset.
reduction in benefits.
---------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge   Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the    rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                          daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current          Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                  Value as of the date you reset your benefit.
---------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original  The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                          Withdrawal Factor.
---------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value    The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.             and total purchase payments less Gross Withdrawals.
---------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value becomes zero, your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency, to no less than annually, so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;


   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $5,500        $96,420       $100,000     $94,500
66        96,420         5,500         88,992        100,000      89,000
67        88,992         5,500         81,712        100,000      83,500
68        81,712         5,500         74,578        100,000      78,000
69        74,578         5,500         67,586        100,000      72,500
70        67,586         5,500         60,734        100,000      67,000
71        60,734         5,500         54,020        100,000      61,500
72        54,020         5,500         47,439        100,000      56,000
73        47,439         5,500         40,990        100,000      50,500
74        40,990         5,500         34,641        100,000      45,000
75        34,641         5,500         28,418        100,000      39,500
76        28,418         5,500         22,319        100,000      34,000
77        22,319         5,500         16,343        100,000      28,500
78        16,343         5,500         10,486        100,000      23,000
79        10,486         5,500          4,746        100,000      17,500
80         4,746         5,500              0        100,000      12,000
81             0         5,500              0        100,000       6,500
82             0         5,500              0        100,000       1,000
83             0         5,500              0        100,000           0
84             0         5,500              0        100,000           0
85             0         5,500              0        100,000           0
86             0         5,500              0        100,000           0
87             0         5,500              0        100,000           0
88             0         5,500              0        100,000           0
89             0         5,500              0        100,000           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $102,500      $100,000     $94,500
66       102,500         5,638         105,063       102,500      88,863
67       105,063         5,778         107,689       105,063      83,084
68       107,689         5,923         110,381       107,689      77,161
69       110,381         6,071         113,141       110,381      71,090
70       113,141         6,223         115,969       113,141      64,867
71       115,969         6,378         118,869       115,969      58,489
72       118,869         6,538         121,840       118,869      51,951
73       121,840         6,701         124,886       121,840      45,250
74       124,886         6,869         128,008       124,886      38,381
75       128,008         7,040         131,209       128,008      31,341
76       131,209         7,216         134,489       131,209      24,124
77       134,489         7,397         137,851       134,489      16,728
78       137,851         7,582         141,297       137,851       9,146
79       141,297         7,771         144,830       141,297       1,374
80       144,830         7,966         148,451       144,830           0
81       148,451         8,165         152,162       148,451           0
82       152,162         8,369         155,966       152,162           0
83       155,966         8,578         159,865       155,966           0
84       159,865         8,793         163,862       159,865           0
85       163,862         9,012         167,958       163,862           0
86       167,958         9,238         172,157       167,958           0
87       172,157         9,469         176,461       172,157           0
88       176,461         9,705         180,873       176,461           0
89       180,873         9,948         185,394       180,873           0
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $104,000        $ 5,500       $106,820      $100,000     $94,500
66       106,820          5,875        109,491       106,820      88,625
67       109,491          6,022        112,228       109,491      82,603
68       112,228          6,173        115,033       112,228      76,430
69       115,033          6,327        117,909       115,033      70,104
70       117,909          6,485        120,857       117,909      63,619
71       120,857          6,647        123,878       120,857      56,971
72       123,878          6,813        126,975       123,878      50,158
73       126,975          6,984        130,150       126,975      43,174
74       130,150          7,158        133,404       130,150      36,016
75       133,404          7,337        136,739       133,404      28,679
76       136,739          7,521        140,157       136,739      21,158
77       140,157          7,709        143,661       140,157      13,450
78       143,661          7,901        147,253       143,661       5,548
79       147,253          8,099        150,934       147,253           0
80       150,934          8,301        154,707       150,934           0
81       154,707          8,509        158,575       154,707           0
82       158,575          8,722        162,539       158,575           0
83       162,539          8,940        166,603       162,539           0
84       166,603          9,163        170,768       166,603           0
85       170,768          9,392        175,037       170,768           0
86       175,037          9,627        179,413       175,037           0
87       179,413          9,868        183,898       179,413           0
88       183,898         10,114        188,496       183,898           0
89       188,496         10,367        193,208       188,496           0
--------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

    Contract
    Value -    Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning    Taken -     Value -   Limit - Before   Base -     Benefit -
Age of Year    End of Year End of Year   Withdrawal   End of Year End of Year
-----------------------------------------------------------------------------
65  $100,000     $7,000     $101,000       $5,500      $ 93,000     $93,000
66   101,000      7,000      102,080        5,555        94,000      86,000
67   102,080      7,000      103,246        5,614        95,080      79,000
68   103,246      7,000      104,506        5,679        96,246      72,000
69   104,506      7,000      105,867        5,748        97,506      65,000
70   105,867      7,000      107,336        5,823        98,867      58,000
71   107,336      7,000      108,923        5,903       100,336      51,000
72   108,923      7,000      110,637        5,991       101,923      44,000
73   110,637      7,000      112,488        6,085       103,637      37,000
74   112,488      7,000      114,487        6,187       105,488      30,000
75   114,487      7,000      116,645        6,297       107,487      23,000
76   116,645      7,000      118,977        6,416       109,645      16,000
77   118,977      7,000      121,495        6,544       111,977       9,000
78   121,495      7,000      124,215        6,682       114,495       2,000
79   124,215      7,000      127,152        6,832       117,215           0
80   127,152      7,000      130,324        6,993       120,152           0
81   130,324      7,000      133,750        7,168       123,324           0
82   133,750      7,000      137,450        7,356       126,750           0
83   137,450      7,000      141,446        7,560       130,450           0
84   141,446      7,000      145,762        7,780       134,446           0
85   145,762      7,000      150,423        8,017       138,762           0
86   150,423      7,000      155,457        8,273       143,423           0
87   155,457      7,000      160,893        8,550       148,457           0
88   160,893      7,000      166,765        8,849       153,893           0
89   166,765      7,000      173,106        9,172       159,765           0
-----------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

    Contract
     Value -  Withdrawals  Contract     Withdrawal   Withdrawal  Rider Death
    Beginning   Taken -     Value -   Limit - Before   Base -     Benefit -
Age  of Year  End of Year End of Year   Withdrawal   End of Year End of Year
----------------------------------------------------------------------------
65  $104,000    $7,000     $105,320      $ 5,500      $ 93,000     $93,000
66   105,320     7,000      106,746        5,793        98,320      86,000
67   106,746     7,000      108,285        5,871        99,746      79,000
68   108,285     7,000      109,948        5,956       101,285      72,000
69   109,948     7,000      111,744        6,047       102,948      65,000
70   111,744     7,000      113,683        6,146       104,744      58,000
71   113,683     7,000      115,778        6,253       106,683      51,000
72   115,778     7,000      118,040        6,368       108,778      44,000
73   118,040     7,000      120,484        6,492       111,040      37,000
74   120,484     7,000      123,122        6,627       113,484      30,000
75   123,122     7,000      125,972        6,772       116,122      23,000
76   125,972     7,000      129,050        6,928       118,972      16,000
77   129,050     7,000      132,374        7,098       122,050       9,000
78   132,374     7,000      135,964        7,281       125,374       2,000
79   135,964     7,000      139,841        7,478       128,964           0
80   139,841     7,000      144,028        7,691       132,841           0
81   144,028     7,000      148,550        7,922       137,028           0
82   148,550     7,000      153,434        8,170       141,550           0
83   153,434     7,000      158,709        8,439       146,434           0
84   158,709     7,000      164,406        8,729       151,709           0
85   164,406     7,000      170,558        9,042       157,406           0
86   170,558     7,000      177,203        9,381       163,558           0
87   177,203     7,000      184,379        9,746       170,203           0
88   184,379     7,000      192,129       10,141       177,379           0
89   192,129     7,000      200,500       10,567       185,129           0
----------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.


Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction of your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner


In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:


   (1) an owner or joint owner; or


   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.


The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

Termination of Death Benefit Rider Option When Contract Assigned or Sold

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus

Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment choices. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);


   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

Stretch Payment Choices


The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.



Spendthrift Provision. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date


The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts and contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. Contracts that are not subject to these rules may be subject to other distribution rules, however. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.


If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.


If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.


When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.


An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.


An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.


Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.


   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.


All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.


If your contract is a Qualified Contract, Optional Payment Plans 2, 3, and 4 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Payment Protection Rider Options


We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.


Payment Optimizer Plus


Payment Optimizer Plus is not available for contracts issued after October 17, 2008.


Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.



Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts", "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --  Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.



Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds,
Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract.

Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of

Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.
The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                    Level   Guaranteed Change in  Adjustment            Net
          Annual   Income    Payment   Adjustment  Account             Annual
 Annuity  Income   Amount     Floor     Account    Balance   Monthly Investment
  Year    Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
 ------------------------------------------------------------------------------
   1      $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
   2        7,879     657       750       1,121      2,463      750     7.0%
   3        8,106     676       750         894      3,357      750     7.0%
   4        8,340     695       750         660      4,017      750     7.0%
   5        8,581     715       750         419      4,436      750     7.0%
   6        8,828     736       750         172      4,608      750     7.0%
   7        9,083     757       750         (83)     4,525      750     7.0%
   8        9,345     779       750        (345)     4,181      750     7.0%
   9        9,614     801       750        (614)     3,566      750     7.0%
   10       9,892     824       750        (892)     2,675      750     7.0%
   11      10,177     848       750      (1,177)     1,498      750     7.0%
   12      10,471     873       750      (1,471)        27      750     7.0%
   13      10,773     898       750         (27)         0      895     7.0%
   14      11,083     924       750           0          0      924     7.0%
   15      11,403     950       750           0          0      950     7.0%
   16      11,732     978       750           0          0      978     7.0%
   17      12,070   1,006       750           0          0    1,006     7.0%
   18      12,419   1,035       750           0          0    1,035     7.0%
   19      12,777   1,065       750           0          0    1,065     7.0%
   20      13,145   1,095       750           0          0    1,095     7.0%
 ------------------------------------------------------------------------------

(1) The income base is the converted benefit base and is assumed to be $100,000.

(2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

(3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

(4) The level income amount is equal to the annual income amount divided by 12.

(5) The guaranteed payment floor is 9% of the income base divided by 12.

(6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

(7) The adjustment account balance is the sum of the changes in the adjustment account.

(8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base minus the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,778  $565      $607     $607     $  502    $104,000
   2     6,517   543       607      607      1,265      96,720
   3     6,267   522       607      607      2,279      89,440
   4     6,026   502       607      607      3,534      82,160
   5     5,794   483       607      607      5,020      74,880
---------------------------------------------------------------



The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base minus the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund --
        VIP Balanced Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.



If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income Payments.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

The Adjustment Account.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero.

One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                         Guaranteed Change in  Adjustment               Net
          Annual  Level   Payment   Adjustment  Account    Monthly     Annual
 Annuity  Income  Income   Floor     Account    Balance     Income   Investment
  Year    Amount  Amount (monthly)  (monthly)  (annually) (annually)   Return
 ------------------------------------------------------------------------------
   1      $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
   2       12,600  1,050    1,100        600      1,800      1,100       7.9%
   3       13,200  1,100    1,100          0      1,800      1,100       7.7%
   4       13,800  1,150    1,100       -600      1,200      1,100       7.5%
   5       14,400  1,200    1,100     -1,200          0      1,100       7.3%
   6       15,000  1,250    1,100          0          0      1,250       7.1%
   7       15,600  1,300    1,100          0          0      1,300     -20.8%
   8       12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 ------------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $333     $531       $0      $100,000
   2     6,188   516       333      516        0        93,627
   3     6,008   501       333      501        0        87,439
   4     5,833   486       333      486        0        81,431
   5     5,663   472       333      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction


This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Taxation of Non-Qualified Contracts


This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:


  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.


Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.


Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.


Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are also subject to tax as partial withdrawals.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and any monthly income payments and other distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.


Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges


Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used would not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.


The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.


Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.


  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:


  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required may be eligible for rollover.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance

Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.


Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.


State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company


Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.


Federal Estate Taxes


While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico


The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.


Annuity Purchases by Nonresident Aliens and Foreign Corporations


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits


We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2008, 2007 and 2006, $14.5 million, $17.9 million and $8.7 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2008, 2007 and 2006, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

   Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------



If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then


                             Death
End of Annuitant's Contract Benefit
 Year      Age      Value   Amount
------------------------------------
  1        76      $103,000 $103,000
  2        77       112,000  112,000
  3        78        90,000  112,000
  4        79       135,000  135,000
  5        80       130,000  135,000
  6        81       150,000  135,000
  7        82       125,000  135,000
  8        83       145,000  135,000
------------------------------------


Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                            No Rider Option Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.29            $ 7.72         60,809    2008
                                                                           16.31             16.29         60,232    2007
                                                                           14.65             16.31         66,964    2006
                                                                           14.10             14.65         63,179    2005
                                                                           12.91             14.10         47,248    2004
                                                                           10.00             12.91          2,061    2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $11.07            $ 6.27         21,904    2008
                                                                           10.03             11.07         35,246    2007
                                                                            9.57             10.03         40,015    2006
                                                                            8.92              9.57         25,009    2005
                                                                            8.49              8.92         25,078    2004
                                                                            6.65              8.49         15,406    2003
                                                                            8.92              6.65         10,256    2002
                                                                           10.00              8.92          4,333    2001
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.52            $ 7.93         29,046    2008
                                                                           10.81             11.52         43,553    2007
                                                                           10.00             10.81         51,203    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.52            $10.27         91,535    2008
                                                                           15.54             17.52         92,257    2007
                                                                           12.33             15.54         54,979    2006
                                                                           10.54             12.33         18,494    2005
                                                                           10.00             10.54             --    2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.01         21,710    2008
                                                                           10.00             10.19          4,936    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.60            $ 9.11         14,989    2008
                                                                           14.90             17.60         21,722    2007
                                                                           13.95             14.90         20,472    2006
                                                                           13.65             13.95         11,566    2005
                                                                           13.18             13.65         10,518    2004
                                                                           10.00             13.18          3,106    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.48            $ 7.29        250,351    2008
                                                                           12.08             12.48        285,844    2007
                                                                           10.47             12.08        289,338    2006
                                                                           10.16             10.47        270,520    2005
                                                                            9.27             10.16        228,096    2004
                                                                            7.12              9.27        163,858    2003
                                                                            9.29              7.12        113,958    2002
                                                                           10.00              9.29         32,844    2001
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $16.77            $ 7.72        193,013    2008
                                                                       16.12             16.77        221,351    2007
                                                                       12.10             16.12        116,230    2006
                                                                       10.54             12.10         34,890    2005
                                                                       10.00             10.54             --    2004
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 9.71            $ 5.76         94,411    2008
                                                                        8.68              9.71        103,302    2007
                                                                        8.86              8.68        104,690    2006
                                                                        7.83              8.86        108,171    2005
                                                                        7.33              7.83         63,772    2004
                                                                        6.03              7.33         43,827    2003
                                                                        8.85              6.03         42,999    2002
                                                                       10.00              8.85         20,916    2001
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $11.68            $ 7.01         10,719    2008
                                                                       11.68             13.09          5,618    2007
                                                                       10.72             11.68          3,124    2006
                                                                       10.38             10.72          2,821    2005
                                                                        9.21             10.38          2,712    2004
                                                                        6.28              9.21          2,719    2003
                                                                        9.39              6.28          2,906    2002
                                                                       10.00              9.39         38,816    2001
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $16.37            $10.43        176,428    2008
                                                                        9.97             16.37          9,869    2007
                                                                        9.96              9.97         21,871    2006
                                                                       10.00              9.96          5,721    2005
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $13.19            $ 8.20         28,054    2008
                                                                       13.18             13.19         28,515    2007
                                                                       11.00             13.18         19,152    2006
                                                                       10.88             11.00         13,646    2005
                                                                       10.00             10.88             --    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.61            $11.56        306,246    2008
                                                                       12.69             14.61         93,371    2007
                                                                       11.07             12.69         10,971    2006
                                                                       10.00             11.07          3,807    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $13.27            $ 7.73          2,343    2008
                                                                       12.46             13.27          2,331    2007
                                                                       11.83             12.46          1,764    2006
                                                                       10.86             11.83            640    2005
                                                                       10.00             10.86          5,137    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $13.12            $ 7.73         26,977    2008
                                                                       13.47             13.12         27,013    2007
                                                                       12.17             13.47         25,840    2006
                                                                       11.22             12.17         20,722    2005
                                                                       10.00             11.22        108,120    2004
---------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $17.65            $10.53        129,869    2008
                                                                       15.25             17.65        152,136    2007
                                                                       14.58             15.25        155,772    2006
                                                                       13.77             14.58        136,035    2005
                                                                       12.36             13.77         69,362    2004
                                                                       10.00             12.36         24,394    2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.96            $13.18        160,261    2008
   Class B                                                                       22.01             25.96        187,751    2007
                                                                                 18.12             22.01        167,230    2006
                                                                                 15.39             18.12        151,413    2005
                                                                                 13.39             15.39         99,486    2004
                                                                                 10.00             13.39         39,886    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.93            $ 7.85        245,620    2008
                                                                                 10.92             10.93        349,807    2007
                                                                                 10.50             10.92        296,221    2006
                                                                                 10.25             10.50        215,583    2005
                                                                                 10.12             10.25        167,089    2004
                                                                                  9.97             10.12         52,650    2003
                                                                                 10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $15.18            $13.90         44,608    2008
                                                                                 14.50             15.18         89,234    2007
                                                                                 14.72             14.50         86,629    2006
                                                                                 13.95             14.72         26,115    2005
                                                                                 13.33             13.95         15,863    2004
                                                                                 10.40             13.33          3,671    2003
                                                                                 10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.44            $ 8.90          2,884    2008
                                                                                 11.30             12.44          2,794    2007
                                                                                 10.85             11.30          2,792    2006
                                                                                 10.63             10.85          1,345    2005
                                                                                 10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $13.94            $10.15        272,741    2008
                                                                                 13.71             13.94        471,180    2007
                                                                                 12.58             13.71        390,754    2006
                                                                                 12.48             12.58        259,542    2005
                                                                                 11.50             12.48         88,146    2004
                                                                                  9.58             11.50         60,380    2003
                                                                                  9.59              9.58         44,925    2002
                                                                                 10.00              9.59          2,238    2001
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $22.03            $12.61         90,466    2008
                                                                                 18.54             22.03         66,494    2007
                                                                                 16.41             18.54         58,910    2006
                                                                                 15.02             16.41         47,847    2005
                                                                                 13.31             15.02         32,321    2004
                                                                                 10.00             13.31          6,995    2003
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $12.70            $ 8.90         24,261    2008
                                                                                 11.19             12.70         18,844    2007
                                                                                 10.60             11.19         26,904    2006
                                                                                 10.36             10.60         28,957    2005
                                                                                 10.00             10.36          1,130    2004
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.17            $ 7.25        467,512    2008
                                                                                 10.43             11.17        116,474    2007
                                                                                 10.00             10.43         16,437    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.59            $ 9.94         961,956   2008
                                                                         15.22             17.59       1,241,245   2007
                                                                         13.86             15.22       1,023,708   2006
                                                                         12.06             13.86         729,211   2005
                                                                         10.62             12.06         203,828   2004
                                                                          8.41             10.62          72,701   2003
                                                                          9.44              8.41          29,566   2002
                                                                         10.00              9.44           3,048   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.59            $ 9.59          10,278   2008
                                                                         15.77             16.59          10,127   2007
                                                                         14.06             15.77          10,169   2006
                                                                         11.82             14.06           8,993   2005
                                                                         11.84             11.82             385   2004
                                                                         10.00             11.84              --   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.00            $ 7.33         264,592   2008
                                                                         13.03             13.00         336,982   2007
                                                                         11.03             13.03         291,425   2006
                                                                         10.60             11.03         297,600   2005
                                                                          9.67             10.60         254,864   2004
                                                                          7.54              9.67         157,498   2003
                                                                          9.24              7.54          72,137   2002
                                                                         10.00              9.24          16,406   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $12.76            $ 7.31          90,643   2008
                                                                          8.85             12.76         140,635   2007
                                                                          8.43              8.85         103,366   2006
                                                                          8.10              8.43         114,966   2005
                                                                          7.97              8.10          99,376   2004
                                                                          6.11              7.97          55,200   2003
                                                                          8.89              6.11          31,710   2002
                                                                         10.00              8.89           6,389   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $11.05            $ 5.74         114,921   2008
                                                                         11.58             11.05          94,033   2007
                                                                         10.41             11.58         143,178   2006
                                                                          9.83             10.41         146,189   2005
                                                                          9.46              9.83         119,324   2004
                                                                          7.77              9.46          64,991   2003
                                                                          9.49              7.77          19,892   2002
                                                                         10.00              9.49           4,205   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.11            $ 9.62           3,904   2008
                                                                         10.00             10.11          34,531   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $22.19            $13.20         337,142   2008
                                                                         19.52             22.19         516,030   2007
                                                                         17.62             19.52         500,479   2006
                                                                         15.15             17.62         406,238   2005
                                                                         12.33             15.15         170,648   2004
                                                                          9.05             12.33          74,762   2003
                                                                         10.21              9.05          46,954   2002
                                                                         10.00             10.21           9,631   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.52            $ 6.49          16,733   2008
                                                                         13.01             13.52          16,867   2007
                                                                         11.38             13.01          14,902   2006
                                                                         11.27             11.38          19,486   2005
                                                                         10.00             11.27          10,444   2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.40            $ 8.60         924,862   2008
                                                                                   12.13             12.40         940,463   2007
                                                                                   10.41             12.13         468,931   2006
                                                                                   10.00             10.41         108,060   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.92            $ 6.27         218,639   2008
                                                                                   10.00              9.92         122,512   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.38            $10.77         200,357   2008
                                                                                   17.04             17.38         165,348   2007
                                                                                   14.61             17.04          73,417   2006
                                                                                   13.41             14.61           8,547   2005
                                                                                   12.08             13.41           2,931   2004
                                                                                    9.79             12.08           2,707   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.15            $ 6.34         107,242   2008
                                                                                   11.05             11.15          82,405   2007
                                                                                   10.00             11.05          12,504   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.70            $ 8.40          39,090   2008
                                                                                   11.71             12.70          53,738   2007
                                                                                   10.08             11.71          59,831   2006
                                                                                    9.83             10.08          59,238   2005
                                                                                    9.10              9.83          54,719   2004
                                                                                    7.45              9.10          44,515   2003
                                                                                    9.17              7.45          37,464   2002
                                                                                   10.00              9.17           2,533   2001
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.84            $11.07          71,079   2008
                                                                                   11.46             11.84         112,788   2007
                                                                                   11.14             11.46         126,701   2006
                                                                                   11.08             11.14          97,546   2005
                                                                                   10.87             11.08          94,779   2004
                                                                                   10.65             10.87          33,377   2003
                                                                                   10.00             10.65           3,625   2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $15.86            $ 9.72          82,865   2008
                                                                                   14.29             15.86         171,249   2007
                                                                                   13.38             14.29         174,081   2006
                                                                                   12.15             13.38         188,601   2005
                                                                                   10.62             12.15         169,993   2004
                                                                                    8.11             10.62         147,857   2003
                                                                                    9.54              8.11         118,661   2002
                                                                                   10.00              9.54           9,068   2001
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 1.08            $ 1.09      10,179,067   2008
                                                                                    1.04              1.08       3,563,068   2007
                                                                                    1.01              1.04       3,016,174   2006
                                                                                    1.00              1.01       2,742,575   2005
                                                                                    1.00              1.00       2,102,116   2004
                                                                                    1.01              1.00         779,343   2003
                                                                                    1.01              1.01         275,280   2002
                                                                                    1.00              1.01         108,666   2001
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.82            $ 6.76          41,368   2008
                                                                                   10.43             10.82          61,970   2007
                                                                                    9.70             10.43          64,406   2006
                                                                                    9.72              9.70          67,226   2005
                                                                                    9.21              9.72          63,264   2004
                                                                                    7.25              9.21          48,329   2003
                                                                                    9.31              7.25          37,355   2002
                                                                                   10.00              9.31           2,290   2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                         $19.75            $12.45          73,459   2008
                                                                         23.54             19.75          68,606   2007
                                                                         17.95             23.54          65,407   2006
                                                                         16.30             17.95          63,303   2005
                                                                         12.49             16.30          37,444   2004
                                                                         10.00             12.49          15,802   2003
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $11.71            $ 7.23       1,076,881   2008
                                                                         11.31             11.71       2,123,249   2007
                                                                          9.94             11.31       2,130,642   2006
                                                                          9.65              9.94       2,096,714   2005
                                                                          8.87              9.65       1,547,487   2004
                                                                          7.02              8.87         786,490   2003
                                                                          9.17              7.02         627,019   2002
                                                                         10.00              9.17          24,366   2001
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $15.39            $ 9.46         125,993   2008
                                                                         15.25             15.39         227,367   2007
                                                                         13.66             15.25         246,623   2006
                                                                         12.66             13.66         232,988   2005
                                                                         11.15             12.66         224,023   2004
                                                                          9.12             11.15         208,180   2003
                                                                         10.74              9.12         153,331   2002
                                                                         10.00             10.74           9,466   2001
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $15.37            $10.71         612,792   2008
                                                                         13.97             15.37       1,018,031   2007
                                                                         12.46             13.97       1,021,926   2006
                                                                         12.19             12.46         974,704   2005
                                                                         11.44             12.19         390,819   2004
                                                                         10.00             11.44          11,203   2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.68            $ 8.13         573,288   2008
                                                                         10.62             11.68         552,664   2007
                                                                         10.00             10.62         203,015   2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $11.72            $ 7.39          42,741   2008
                                                                         11.01             11.72          67,248   2007
                                                                          9.62             11.01          82,797   2006
                                                                          9.52              9.62          85,844   2005
                                                                          8.93              9.52          82,155   2004
                                                                          7.35              8.93          75,469   2003
                                                                          9.24              7.35          71,518   2002
                                                                         10.00              9.24           2,014   2001
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.43              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.58          30,314   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.02              --   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59          71,148   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.47          88,144   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.24         125,913   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.88          36,774   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.65          25,634   2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.58          57,488   2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $13.26            $ 8.23         23,078    2008
                                                                                 13.04             13.26         23,991    2007
                                                                                 11.39             13.04         26,084    2006
                                                                                 10.00             11.39         11,051    2005
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $13.41            $11.10        113,265    2008
                                                                                 12.34             13.41        169,746    2007
                                                                                 11.34             12.34        175,313    2006
                                                                                 10.69             11.34        168,754    2005
                                                                                 10.02             10.69        168,581    2004
                                                                                  8.94             10.02        140,349    2003
                                                                                  9.72              8.94        110,810    2002
                                                                                 10.00              9.72         33,503    2001
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $15.72            $ 8.63        138,405    2008
                                                                                 11.68             15.72         87,091    2007
                                                                                 10.86             11.68         61,651    2006
                                                                                  9.79             10.86         48,344    2005
                                                                                  8.42              9.79         42,595    2004
                                                                                  7.11              8.42         19,713    2003
                                                                                  8.58              7.11         18,054    2002
                                                                                 10.00              8.58          3,985    2001
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $23.01            $10.83         26,646    2008
                                                                                 18.24             23.01         27,735    2007
                                                                                 12.62             18.24         29,875    2006
                                                                                  9.71             12.62         32,617    2005
                                                                                  8.30              9.71         34,633    2004
                                                                                  6.26              8.30         19,669    2003
                                                                                  8.55              6.26          8,952    2002
                                                                                 10.00              8.55          1,742    2001
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.72            $ 9.21         23,825    2008
                                                                                 15.90             15.72         26,119    2007
                                                                                 14.57             15.90         24,474    2006
                                                                                 13.58             14.37         11,170    2005
                                                                                 12.57             13.58          7,997    2004
                                                                                 10.00             12.57             --    2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $10.00            $ 6.41             --    2008
                                                                                 11.69             10.00          6,464    2007
                                                                                 10.56             11.69          6,286    2006
                                                                                 10.00             10.56             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.50            $ 5.94         17,447    2008
                                                                                 16.36              9.50         23,196    2007
                                                                                 14.08             16.36         12,333    2006
                                                                                 13.77             14.08         10,755    2005
                                                                                 12.93             13.77          7,007    2004
                                                                                 10.00             12.93          1,469    2003
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 9.54            $ 5.93         82,039    2008
                                                                                  8.72              9.54        133,878    2007
                                                                                  8.25              8.72        147,902    2006
                                                                                  8.03              8.25        135,434    2005
                                                                                  7.47              8.03        108,120    2004
                                                                                  6.19              7.47         72,388    2003
                                                                                  8.68              6.19         40,187    2002
                                                                                 10.00              8.68          2,249    2001
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $11.68            $ 7.68         84,568    2008
                                                                      10.77             11.68        159,443    2007
                                                                       9.70             10.77        163,662    2006
                                                                       9.19              9.70        171,299    2005
                                                                       8.39              9.19         74,830    2004
                                                                       6.99              8.39         29,812    2003
                                                                       9.00              6.99         16,546    2002
                                                                      10.00              9.00          2,238    2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $10.42            $ 6.21         35,570    2008
                                                                      10.34             10.42         41,980    2007
                                                                       9.29             10.34         43,788    2006
                                                                       8.98              9.29         44,535    2005
                                                                       8.58              8.98         44,943    2004
                                                                       6.52              8.58         20,670    2003
                                                                       9.70              6.52         10,094    2002
                                                                      10.00              9.70            428    2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $14.29            $10.94        113,414    2008
                                                                      13.95             14.29        107,403    2007
                                                                      12.68             13.95         80,925    2006
                                                                      12.54             12.68         33,576    2005
                                                                      11.46             12.54         13,950    2004
                                                                      10.03             11.46         12,124    2003
                                                                      10.00             10.03            152    2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $19.15            $11.74        108,454    2008
                                                                      15.24             19.15        128,256    2007
                                                                      11.80             15.24        107,628    2006
                                                                      10.27             11.80         74,715    2005
                                                                       8.03             10.27         57,043    2004
                                                                       6.01              8.03         52,527    2003
                                                                       7.91              6.01         40,100    2002
                                                                      10.00              7.91          4,890    2001
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $12.46            $ 6.93         77,341    2008
                                                                      14.71             12.46        123,966    2007
                                                                      13.86             14.71        112,072    2006
                                                                      13.41             13.86        111,510    2005
                                                                      12.77             13.41         71,661    2004
                                                                       9.91             12.77          8,853    2003
                                                                      10.00              9.91             --    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $16.51            $ 8.84         89,656    2008
                                                                      15.43             16.51        109,740    2007
                                                                      13.34             15.43        307,614    2006
                                                                      11.87             13.34        187,234    2005
                                                                      10.13             11.87        104,803    2004
                                                                       7.20             10.13         48,433    2003
                                                                       9.41              7.20         21,128    2002
                                                                      10.00              9.41          3,283    2001
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $16.13            $ 9.49        351,955    2008
                                                                      11.61             16.13        395,989    2007
                                                                      10.27             11.61        367,668    2006
                                                                       9.85             10.27        282,120    2005
                                                                       9.16              9.85        231,025    2004
                                                                       7.35              9.16        166,822    2003
                                                                       9.21              7.35        128,125    2002
                                                                      10.00              9.21         12,321    2001
--------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $11.92            $ 7.21         347,394   2008
                                                                              19.23             11.92         338,568   2007
                                                                              17.02             19.23         119,401   2006
                                                                              15.74             17.02         121,746   2005
                                                                              13.40             15.74          64,389   2004
                                                                               9.43             13.40          26,082   2003
                                                                              10.00              9.43             160   2002
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $18.69            $11.42         134,845   2008
                                                                              15.78             18.69         161,079   2007
                                                                              15.59             15.78           7,461   2006
                                                                              14.13             15.59           6,129   2005
                                                                              12.00             14.13           3,632   2004
                                                                              10.00             12.00           2,535   2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $16.49            $ 8.25           5,950   2008
                                                                              12.22             16.49           6,082   2007
                                                                              11.19             12.22          73,640   2006
                                                                              10.95             11.19          37,861   2005
                                                                              10.00             10.95           9,611   2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.44            $ 9.48          72,445   2008
                                                                              10.73             11.44          96,820   2007
                                                                              10.41             10.73          65,852   2006
                                                                              10.00             10.41          54,761   2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.37            $10.84         156,801   2008
                                                                              14.09             14.37         163,449   2007
                                                                              13.11             14.09         173,957   2006
                                                                              12.78             13.11         156,318   2005
                                                                              11.84             12.78         115,339   2004
                                                                               9.78             11.84          72,936   2003
                                                                              10.04              9.78          26,611   2002
                                                                              10.00             10.04           5,392   2001
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $14.94            $17.27         566,170   2008
                                                                              13.81             14.94         315,114   2007
                                                                              13.86             13.81         265,481   2006
                                                                              13.42             13.86         268,658   2005
                                                                              12.66             13.42         239,725   2004
                                                                              12.37             12.66         170,726   2003
                                                                              10.67             12.37         150,388   2002
                                                                              10.00             10.67          12,309   2001
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.83            $10.63         309,964   2008
                                                                              10.24             10.83         274,219   2007
                                                                               9.99             10.24          28,289   2006
                                                                              10.00              9.99          23,350   2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $13.45            $13.89       1,220,519   2008
                                                                              12.56             13.45       1,075,974   2007
                                                                              12.27             12.56       1,076,663   2006
                                                                              12.15             12.27         970,415   2005
                                                                              11.76             12.15         790,383   2004
                                                                              11.36             11.76         389,745   2003
                                                                              10.56             11.36         276,091   2002
                                                                              10.00             10.56          13,530   2001
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $20.37            $12.16         61,158    2008
                                                             18.77             20.37         59,668    2007
                                                             16.76             18.77         35,692    2006
                                                             14.03             16.76            691    2005
                                                             12.34             14.03             --    2004
                                                             10.00             12.34             --    2003
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $16.11            $ 9.91          2,094    2008
                                                             14.66             16.11          1,970    2007
                                                             14.66             14.66          1,955    2006
                                                             13.05             14.66             --    2005
                                                             12.13             13.05             --    2004
                                                             10.00             12.13             --    2003
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $25.95            $11.97         53,496    2008
                                                             17.83             25.95         51,067    2007
                                                             14.86             17.83         27,821    2006
                                                             10.00             14.86         16,162    2005
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                        $ 9.64            $ 5.52         23,861    2008
                                                              8.30              9.64         27,519    2007
                                                              7.97              8.30         25,578    2006
                                                              7.99              7.97         25,468    2005
                                                              7.42              7.99         22,472    2004
                                                              5.18              7.42         19,786    2003
                                                              8.59              5.18         17,154    2002
                                                             10.00              8.59            308    2001
-----------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares            $ 9.76            $ 7.43             --    2008
                                                             10.00              9.76          6,100    2007
-----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares               $11.10            $ 5.57         26,524    2008
                                                              9.66             11.10         25,988    2007
                                                              9.55              9.66         12,775    2006
                                                              9.00              9.55          5,051    2005
                                                              8.56              9.00          4,758    2004
                                                              7.26              8.56          2,320    2003
                                                             10.00              7.26             --    2002
-----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                     $13.56            $ 8.58        165,108    2008
                                                             14.08             13.56        233,017    2007
                                                             12.32             14.08        177,784    2006
                                                             12.00             12.32        128,429    2005
                                                             10.37             12.00         50,022    2004
                                                              8.05             10.37         15,943    2003
                                                             10.00              8.05             --    2002
-----------------------------------------------------------------------------------------------------------

                    Enhanced Payment Benefit Option Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.17            $ 7.65         54,227    2008
                                                                           16.22             16.17         58,697    2007
                                                                           14.59             16.22         67,635    2006
                                                                           14.06             14.59         69,455    2005
                                                                           12.89             14.06         62,802    2004
                                                                           10.00             12.89         19,517    2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.21            $ 6.91         26,458    2008
                                                                           11.08             12.21         32,969    2007
                                                                           10.59             11.08         35,344    2006
                                                                            9.89             10.59         16,101    2005
                                                                            9.43              9.89         16,724    2004
                                                                            7.40              9.43         12,730    2003
                                                                           10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.49            $ 7.90         21,355    2008
                                                                           10.80             11.49         23,773    2007
                                                                           10.00             10.80         25,521    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.44            $10.20         40,978    2008
                                                                           15.49             17.44         43,013    2007
                                                                           12.31             15.49         28,317    2006
                                                                           10.63             12.31         19,585    2005
                                                                           10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.00         23,102    2008
                                                                           10.00             10.19         12,119    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.47            $ 9.03          9,866    2008
                                                                           14.81             17.47         13,813    2007
                                                                           13.89             14.81         10,480    2006
                                                                           13.62             13.89         10,326    2005
                                                                           13.17             13.62          9,531    2004
                                                                           10.00             13.17          8,384    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.16            $ 7.68        225,722    2008
                                                                           12.75             13.16        261,460    2007
                                                                           11.08             12.75        276,360    2006
                                                                           10.76             11.08        284,268    2005
                                                                            9.84             10.76        261,035    2004
                                                                            7.56              9.84        169,732    2003
                                                                           10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.69            $ 7.67        123,660    2008
                                                                           16.07             16.69        118,738    2007
                                                                           12.08             16.07         72,270    2006
                                                                           10.54             12.08         22,694    2005
                                                                           10.00             10.54          3,222    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.40            $ 6.75         70,772    2008
                                                                           10.20             11.40         90,018    2007
                                                                           10.43             10.20        105,678    2006
                                                                            9.23             10.43         90,714    2005
                                                                            8.66              9.23         86,258    2004
                                                                            7.13              8.66         66,220    2003
                                                                           10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $14.01            $ 7.50          3,842    2008
                                                                                 12.53             14.01          4,222    2007
                                                                                 11.52             12.53          4,082    2006
                                                                                 11.16             11.52          6,126    2005
                                                                                  9.92             11.16          6,232    2004
                                                                                  6.78              9.92          8,989    2003
                                                                                 10.00              6.78          7,344    2002
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $15.98            $10.38        104,063    2008
                                                                                  9.95             15.98         97,398    2007
                                                                                  9.95              9.95         23,394    2006
                                                                                 10.00              9.95         15,057    2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.12            $ 8.14         14,414    2008
                                                                                 13.13             13.12         14,939    2007
                                                                                 10.97             13.13         13,267    2006
                                                                                 10.87             10.97          6,660    2005
                                                                                 10.00             10.87          2,080    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.55            $11.50         69,916    2008
                                                                                 12.66             14.55         64,366    2007
                                                                                 11.05             12.66         59,034    2006
                                                                                 10.00             11.05          2,538    2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.19            $ 7.67         23,566    2008
                                                                                 12.41             13.19         10,679    2007
                                                                                 11.80             12.41          5,169    2006
                                                                                 10.85             11.80          4,175    2005
                                                                                 10.00             10.85          2,808    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $13.05            $ 7.68          3,359    2008
                                                                                 13.41             13.05          7,326    2007
                                                                                 12.14             13.41          7,477    2006
                                                                                 11.21             12.14          7,452    2005
                                                                                 10.00             11.21          1,463    2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $17.53            $10.44         49,977    2008
                                                                                 15.16             17.53         46,340    2007
                                                                                 14.52             15.16         39,260    2006
                                                                                 13.74             14.52         43,137    2005
                                                                                 12.35             13.74         32,534    2004
                                                                                 10.00             12.35         17,018    2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.77            $13.06         70,751    2008
   Class B                                                                       21.89             25.77         66,439    2007
                                                                                 18.05             21.89         48,654    2006
                                                                                 15.35             18.05         41,320    2005
                                                                                 13.38             15.35         29,327    2004
                                                                                 10.00             13.38          8,270    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.84            $ 7.77        396,021    2008
                                                                                 10.85             10.84        408,685    2007
                                                                                 10.44             10.85        328,257    2006
                                                                                 10.22             10.44        333,526    2005
                                                                                 10.10             10.22        250,029    2004
                                                                                  9.97             10.10         28,306    2003
                                                                                 10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $15.05            $13.76         33,012    2008
                                                                         14.41             15.05         43,400    2007
                                                                         14.64             14.41         44,402    2006
                                                                         13.90             14.64         41,445    2005
                                                                         13.30             13.90         33,095    2004
                                                                         10.40             13.30         13,554    2003
                                                                         10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $12.37            $ 8.84             --    2008
                                                                         11.26             12.37             --    2007
                                                                         10.82             11.26             --    2006
                                                                         10.62             10.82             --    2005
                                                                         10.00             10.62             --    2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $14.15            $10.29         73,847    2008
                                                                         13.94             14.15         91,344    2007
                                                                         12.81             13.94         94,075    2006
                                                                         12.73             12.81         86,487    2005
                                                                         11.75             12.73         71,122    2004
                                                                          9.80             11.75         37,414    2003
                                                                         10.00              9.80         12,646    2002
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $21.88            $12.51         74,871    2008
                                                                         18.43             21.88         92,293    2007
                                                                         16.35             18.43         89,803    2006
                                                                         14.98             16.35         83,653    2005
                                                                         13.30             14.98         65,988    2004
                                                                          7.92             13.30         17,950    2003
                                                                         10.00              7.92          2,767    2002
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.63            $ 8.84          3,047    2008
                                                                         11.15             12.63          1,779    2007
                                                                         10.57             11.15          2,883    2006
                                                                         10.35             10.57            497    2005
                                                                         10.00             10.35            519    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.15            $ 7.22         18,784    2008
                                                                         10.42             11.15          5,676    2007
                                                                         10.00             10.42          1,184    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.24            $10.28        362,826    2008
                                                                         15.80             18.24        455,408    2007
                                                                         14.41             15.80        450,637    2006
                                                                         12.55             14.41        398,677    2005
                                                                         11.08             12.55        266,394    2004
                                                                          8.78             11.08        135,316    2003
                                                                         10.00              8.78         60,564    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.47            $ 9.50         11,050    2008
                                                                         15.68             16.47         11,893    2007
                                                                         14.00             15.68          2,188    2006
                                                                         11.79             14.00          2,040    2005
                                                                         11.83             11.79             97    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $13.44            $ 7.56        216,040    2008
                                                                                   13.48             13.44        262,655    2007
                                                                                   11.43             13.48        240,836    2006
                                                                                   11.00             11.43        224,213    2005
                                                                                   10.05             11.00        213,582    2004
                                                                                    7.85             10.05        102,175    2003
                                                                                   10.00              7.85         33,456    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $13.27            $ 7.59         71,904    2008
                                                                                    9.81             13.27        118,434    2007
                                                                                    9.35              9.81         96,793    2006
                                                                                    9.01              9.35         93,375    2005
                                                                                    8.88              9.01        103,478    2004
                                                                                    6.81              8.88         62,076    2003
                                                                                   10.00              6.81         20,580    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $12.22            $ 6.34         91,753    2008
                                                                                   12.06             12.22         88,554    2007
                                                                                   10.86             12.06        131,807    2006
                                                                                   10.27             10.86        134,916    2005
                                                                                    9.89             10.27        120,440    2004
                                                                                    8.15              9.89         33,551    2003
                                                                                   10.00              8.15         19,172    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.10            $ 9.60          4,288    2008
                                                                                   10.00             10.10         10,387    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.34            $12.68        143,459    2008
                                                                                   18.81             21.34        182,011    2007
                                                                                   17.00             18.81        200,338    2006
                                                                                   14.64             17.00        203,574    2005
                                                                                   11.94             14.64        146,394    2004
                                                                                    8.77             11.94         95,913    2003
                                                                                   10.00              8.77         48,119    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.44            $ 6.44         10,741    2008
                                                                                   12.96             13.44         10,953    2007
                                                                                   11.35             12.96          3,620    2006
                                                                                   11.26             11.35          2,081    2005
                                                                                   10.00             11.26          1,000    2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.35            $ 8.55        289,220    2008
                                                                                   12.10             12.35        342,850    2007
                                                                                   10.40             12.10        182,453    2006
                                                                                   10.00             10.40         28,591    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.26         41,992    2008
                                                                                   10.00              9.91         24,088    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.24            $10.67         69,404    2008
                                                                                   16.93             17.24         70,264    2007
                                                                                   14.53             16.93         35,958    2006
                                                                                   13.36             14.53         22,235    2005
                                                                                   12.05             13.36         22,138    2004
                                                                                    9.79             12.05          6,192    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.12            $ 6.31         41,838    2008
                                                                                   11.04             11.12         48,756    2007
                                                                                   10.00             11.04          3,722    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $13.34            $ 8.81          63,272   2008
                                                         12.32             13.34          69,417   2007
                                                         10.62             12.32          73,466   2006
                                                         10.37             10.62          75,513   2005
                                                          9.62             10.37          74,152   2004
                                                          7.88              9.62          57,237   2003
                                                         10.00              7.88          26,584   2002
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.74            $10.96         111,704   2008
                                                         11.38             11.74         143,743   2007
                                                         11.08             11.38         185,744   2006
                                                         11.03             11.08         143,594   2005
                                                         10.84             11.03         156,106   2004
                                                         10.64             10.84          84,484   2003
                                                         10.00             10.64           1,450   2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $15.56            $ 9.52          69,939   2008
                                                         14.05             15.56          85,425   2007
                                                         13.17             14.05          89,965   2006
                                                         11.98             13.17          89,802   2005
                                                         10.49             11.98          85,624   2004
                                                          8.02             10.49          60,649   2003
                                                         10.00              8.02          28,293   2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.06            $ 1.06       3,543,215   2008
                                                          1.02              1.06       2,980,878   2007
                                                          0.99              1.02       2,048,298   2006
                                                          0.98              0.99         998,082   2005
                                                          0.99              0.98       1,138,513   2004
                                                          1.00              0.99         689,523   2003
                                                          1.00              1.00         449,804   2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $11.26            $ 7.02          43,469   2008
                                                         10.86             11.26          52,027   2007
                                                         10.12             10.86          52,055   2006
                                                         10.15             10.12          56,444   2005
                                                          9.64             10.15          51,834   2004
                                                          7.60              9.64          36,081   2003
                                                         10.00              7.60          11,446   2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.61            $12.34          50,393   2008
                                                         23.41             19.61          57,828   2007
                                                         17.88             23.41          67,948   2006
                                                         16.25             17.88          65,785   2005
                                                         12.48             16.25          46,125   2004
                                                         10.00             12.48          13,021   2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $12.49            $ 7.69         508,106   2008
                                                         12.08             12.49         701,121   2007
                                                         10.63             12.08         656,915   2006
                                                         10.34             10.63         692,994   2005
                                                          9.51             10.34         695,382   2004
                                                          7.54              9.51         337,746   2003
                                                         10.00              7.54          46,625   2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $14.09            $ 8.65          89,714   2008
                                                         13.98             14.09         109,253   2007
                                                         12.54             13.98         114,129   2006
                                                         11.64             12.54         113,582   2005
                                                         10.27             11.64         103,448   2004
                                                          8.41             10.27          91,102   2003
                                                         10.00              8.41          51,245   2002
-------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $15.26            $10.62        303,058    2008
                                                                         13.89             15.26        338,103    2007
                                                                         12.41             13.89        288,046    2006
                                                                         12.16             12.41        235,563    2005
                                                                         11.42             12.16        202,048    2004
                                                                         10.00             11.42         31,429    2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.65            $ 8.09         85,153    2008
                                                                         10.61             11.65         71,941    2007
                                                                         10.00             10.61         34,598    2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.32            $ 7.75         28,190    2008
                                                                         11.59             12.32         28,392    2007
                                                                         10.14             11.59         29,534    2006
                                                                         10.05             10.14         28,946    2005
                                                                          9.45             10.05         23,804    2004
                                                                          7.79              9.45         20,235    2003
                                                                         10.00              7.79         12,337    2002
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.43             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57          7,081    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.02            313    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59         14,007    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46         16,456    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.24         22,687    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87          7,115    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64         10,492    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.58         12,173    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.21            $ 8.18         11,080    2008
                                                                         13.01             13.21         12,116    2007
                                                                         11.38             13.01          8,843    2006
                                                                         10.00             11.38         11,969    2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.54            $11.18        150,443    2008
                                                                         12.48             13.54        175,889    2007
                                                                         11.48             12.48        188,674    2006
                                                                         10.84             11.48        183,799    2005
                                                                         10.17             10.84        190,850    2004
                                                                          9.09             10.17        167,564    2003
                                                                         10.00              9.09         80,645    2002
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $18.51            $10.14         32,418    2008
                                                                         13.77             18.51         26,329    2007
                                                                         12.82             13.77         12,186    2006
                                                                         11.58             12.82          4,198    2005
                                                                          9.97             11.58          4,628    2004
                                                                          8.43              9.97          3,856    2003
                                                                         10.00              8.43             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                  $17.92            $ 9.90          4,410    2008
                                                                         21.24             17.92          5,152    2007
                                                                         14.72             21.24         24,706    2006
                                                                         11.34             14.72         29,607    2005
                                                                          9.71             11.34         33,797    2004
                                                                          7.33              9.71         30,783    2003
                                                                         10.00              7.33          5,962    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.61            $ 9.13         23,602    2008
                                                                                 15.81             15.61         23,671    2007
                                                                                 14.51             15.81         23,371    2006
                                                                                 13.45             14.51         12,396    2005
                                                                                 12.56             13.45          4,016    2004
                                                                                 10.00             12.56          2,366    2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.99            $ 6.39            956    2008
                                                                                 11.66              9.99            956    2007
                                                                                 10.55             11.66             --    2006
                                                                                 10.00             10.55             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.49            $ 5.92         24,825    2008
                                                                                 16.27              9.49         26,897    2007
                                                                                 14.02             16.27         14,626    2006
                                                                                 13.74             14.02         11,983    2005
                                                                                 12.92             13.74          9,185    2004
                                                                                 10.00             12.92          1,498    2003
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.08            $ 6.87         70,688    2008
                                                                                 10.14             11.08         78,688    2007
                                                                                  9.61             10.14         79,976    2006
                                                                                  9.37              9.61         91,062    2005
                                                                                  8.73              9.37         82,552    2004
                                                                                  7.24              8.73         51,479    2003
                                                                                 10.00              7.24         20,603    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $12.76            $ 8.38         90,149    2008
                                                                                 11.78             12.76        139,552    2007
                                                                                 10.62             11.78        148,657    2006
                                                                                 10.09             10.62        184,962    2005
                                                                                  9.23             10.09        178,250    2004
                                                                                  7.70              9.23         86,862    2003
                                                                                 10.00              7.70         35,076    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $10.84            $ 6.45         36,969    2008
                                                                                 10.77             10.84         41,039    2007
                                                                                  9.69             10.77         48,224    2006
                                                                                  9.38              9.69         49,351    2005
                                                                                  8.97              9.38         48,727    2004
                                                                                  6.83              8.97         45,717    2003
                                                                                 10.00              6.83          7,509    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $14.17            $10.83         72,277    2008
                                                                                 13.86             14.17         97,491    2007
                                                                                 12.62             13.86        100,223    2006
                                                                                 12.50             12.62         78,093    2005
                                                                                 11.44             12.50         38,814    2004
                                                                                 10.03             11.44          5,547    2003
                                                                                 10.00             10.03             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $25.26            $15.45         59,415    2008
                                                                                 20.12             25.26         86,763    2007
                                                                                 15.61             20.12         84,637    2006
                                                                                 13.61             15.61         51,763    2005
                                                                                 10.65             13.61         34,079    2004
                                                                                  7.99             10.65          8,480    2003
                                                                                 10.00              7.99          4,054    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $12.39            $ 6.88         47,064    2008
                                                                       14.61             12.39         46,790    2007
                                                                       13.79             14.61        207,571    2006
                                                                       13.37             13.79        218,436    2005
                                                                       12.74             13.37        199,631    2004
                                                                        9.91             12.74         66,420    2003
                                                                       10.00              9.91             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $16.37            $ 8.75        170,744    2008
                                                                       15.97             16.37        187,130    2007
                                                                       13.83             15.97        179,899    2006
                                                                       12.32             13.83        154,205    2005
                                                                       10.53             12.32        116,739    2004
                                                                        7.49             10.53         89,718    2003
                                                                       10.00              7.49         47,524    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $16.67            $ 9.79        165,641    2008
                                                                       12.29             16.67        191,919    2007
                                                                       10.89             12.29        342,806    2006
                                                                       10.46             10.89        343,711    2005
                                                                        9.74             10.46        331,477    2004
                                                                        7.83              9.74        242,188    2003
                                                                       10.00              7.83        127,593    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $12.60            $ 7.61        251,341    2008
                                                                       19.11             12.60        310,406    2007
                                                                       16.94             19.11        132,372    2006
                                                                       15.69             16.94        116,049    2005
                                                                       13.38             15.69         97,208    2004
                                                                        9.43             13.38         53,612    2003
                                                                       10.00              9.43             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $18.54            $11.31         93,789    2008
                                                                       15.69             18.54        120,915    2007
                                                                       15.53             15.69         10,710    2006
                                                                       14.09             15.53          9,710    2005
                                                                       11.99             14.09          8,229    2004
                                                                       10.00             11.99          4,842    2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                        $16.37            $ 8.18         11,256    2008
                                                                       12.17             16.37         11,265    2007
                                                                       11.16             12.17         53,690    2006
                                                                       10.94             11.16         51,345    2005
                                                                       10.00             10.94         10,799    2004
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         $11.39            $ 9.43          4,763    2008
                                                                       10.70             11.39          3,099    2007
                                                                       10.40             10.70          3,487    2006
                                                                       10.00             10.40          3,762    2005
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $14.17            $10.67        132,842    2008
                                                                       13.92             14.17        157,655    2007
                                                                       12.97             13.92        175,777    2006
                                                                       12.66             12.97        146,080    2005
                                                                       11.74             12.66        130,738    2004
                                                                        9.71             11.74         76,350    2003
                                                                       10.00              9.71         39,904    2002
---------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $14.02            $16.19        279,092    2008
                                                                              12.99             14.02        201,272    2007
                                                                              13.03             12.99        227,719    2006
                                                                              12.66             13.03        240,910    2005
                                                                              11.96             12.66        200,187    2004
                                                                              11.70             11.96        130,619    2003
                                                                              10.00             11.70        101,339    2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.79            $10.57        153,056    2008
                                                                              10.21             10.79         94,732    2007
                                                                               9.98             10.21         36,640    2006
                                                                              10.00              9.98         18,052    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.57            $12.96        492,795    2008
                                                                              11.75             12.57        574,335    2007
                                                                              11.50             11.75        563,996    2006
                                                                              11.41             11.50        558,252    2005
                                                                              11.05             11.41        507,955    2004
                                                                              10.69             11.05        389,832    2003
                                                                              10.00             10.69        242,867    2002
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.22            $12.06         12,661    2008
                                                                              14.57             20.22         15,035    2007
                                                                              14.61             14.57          3,233    2006
                                                                              13.02             14.61          2,683    2005
                                                                              12.12             13.02          5,487    2004
                                                                              10.00             12.12          4,620    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $16.00            $ 9.83          3,271    2008
                                                                              18.66             16.00          3,211    2007
                                                                              16.69             18.66         15,086    2006
                                                                              13.99             16.69          3,107    2005
                                                                              12.32             13.99            965    2004
                                                                              10.00             12.32             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $25.84            $11.90         21,269    2008
                                                                              17.78             25.84         17,632    2007
                                                                              14.85             17.78         13,480    2006
                                                                              10.00             14.85          2,289    2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.33            $ 6.48         40,670    2008
                                                                               9.77             11.33         41,727    2007
                                                                               9.39              9.77         45,816    2006
                                                                               9.44              9.39         49,381    2005
                                                                               8.77              9.44         48,742    2004
                                                                               6.13              8.77         26,900    2003
                                                                              10.00              6.13         13,798    2002
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.75            $ 7.42             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $11.01            $ 5.51         14,730    2008
                                                                               9.59             11.01         15,281    2007
                                                                               9.50              9.59         10,706    2006
                                                                               8.97              9.50         10,502    2005
                                                                               8.54              8.97          9,109    2004
                                                                               7.26              8.54          6,477    2003
                                                                              10.00              7.26             --    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                               Number of
                                             Accumulation      Accumulation  Accumulation
                                            Unit Values at    Unit Values at   Units at
Subaccounts                               Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares         $13.44            $ 8.49        93,027     2008
                                                 13.99             13.44        98,399     2007
                                                 12.25             13.99        96,181     2006
                                                 11.95             12.25        91,949     2005
                                                 10.35             11.95        61,659     2004
                                                  8.05             10.35        23,679     2003
                                                 10.00              8.05            --     2002
-----------------------------------------------------------------------------------------------

               Annual Step-Up Death Benefit Rider Option Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.13            $ 7.63           787     2008
                                                                           16.19             16.13           945     2007
                                                                           14.57             16.19           955     2006
                                                                           14.05             14.57           955     2005
                                                                           12.89             14.05         1,253     2004
                                                                           10.00             12.89           466     2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.92            $ 6.18         1,218     2008
                                                                            9.91             10.92         1,235     2007
                                                                            9.48              9.91         1,262     2006
                                                                            8.86              9.48           671     2005
                                                                            8.45              8.86           696     2004
                                                                            6.63              8.45         1,093     2003
                                                                            8.91              6.63           988     2002
                                                                           10.00              8.91           302     2001
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.48            $ 7.89         2,724     2008
                                                                           10.79             11.48         4,019     2007
                                                                           10.00             10.79         8,022     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.41            $10.18            --     2008
                                                                           15.47             17.41         1,150     2007
                                                                           12.30             15.47         1,150     2006
                                                                           10.63             12.30            --     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 6.99         1,488     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.43            $ 9.01            --     2008
                                                                           14.79             17.43            --     2007
                                                                           13.87             14.79            --     2006
                                                                           13.61             13.87            --     2005
                                                                           13.16             13.61            --     2004
                                                                           10.00             13.16            --     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.31            $ 7.18        26,359     2008
                                                                           11.94             12.31        36,402     2007
                                                                           10.38             11.94        43,952     2006
                                                                           10.09             10.38        53,117     2005
                                                                            9.22             10.09        54,273     2004
                                                                            7.09              9.22        63,264     2003
                                                                            9.28              7.09        64,654     2002
                                                                           10.00              9.28        16,785     2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.66            $ 7.66            --     2008
                                                                           16.05             16.66         1,124     2007
                                                                           12.07             16.05         1,124     2006
                                                                           10.54             12.07            --     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.59            $ 5.67        14,890     2008
                                                                            8.58              9.59        15,083     2007
                                                                            8.78              8.58        16,785     2006
                                                                            7.77              8.78        30,628     2005
                                                                            7.29              7.77        17,236     2004
                                                                            6.01              7.29        18,188     2003
                                                                            8.84              6.01         6,812     2002
                                                                           10.00              8.84         2,429     2001
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $12.91            $ 6.91            --     2008
                                                                                 11.55             12.91         1,065     2007
                                                                                 10.63             11.55         1,065     2006
                                                                                 10.30             10.63         1,528     2005
                                                                                  9.16             10.30         1,528     2004
                                                                                  6.26              9.16         1,528     2003
                                                                                  9.37              6.26         1,529     2002
                                                                                 10.00              9.37            --     2001
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.70            $10.36            --     2008
                                                                                  9.94             10.70         2,012     2007
                                                                                  9.94              9.94         2,012     2006
                                                                                 10.00              9.94            --     2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.09            $ 8.12            --     2008
                                                                                 13.11             13.09            --     2007
                                                                                 10.96             13.11            --     2006
                                                                                 10.86             10.96            --     2005
                                                                                 10.00             10.86            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.53            $11.48            --     2008
                                                                                 12.65             14.53            --     2007
                                                                                 11.05             12.65            --     2006
                                                                                 10.00             11.05            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.17            $ 7.66            --     2008
                                                                                 12.39             13.17            --     2007
                                                                                 11.78             12.39            --     2006
                                                                                 10.85             11.78            --     2005
                                                                                 10.00             10.85            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $13.02            $ 7.66            --     2008
                                                                                 13.40             13.02            --     2007
                                                                                 12.13             13.40            --     2006
                                                                                 11.20             12.13            --     2005
                                                                                 10.00             11.20            --     2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $17.48            $10.41         5,174     2008
                                                                                 15.13             17.48         6,108     2007
                                                                                 14.50             15.13         6,984     2006
                                                                                 13.72             14.50         7,827     2005
                                                                                 12.35             13.72         8,786     2004
                                                                                 10.00             12.35         7,561     2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.71            $13.03         3,764     2008
   Class B                                                                       21.85             25.71         3,968     2007
                                                                                 18.03             21.85         5,572     2006
                                                                                 15.33             18.03         4,767     2005
                                                                                 13.37             15.33         5,263     2004
                                                                                 10.00             13.37         5,090     2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $10.81            $ 7.75        14,823     2008
                                                                10.82             10.81        21,758     2007
                                                                10.43             10.82        27,567     2006
                                                                10.21             10.43        23,505     2005
                                                                10.09             10.21        36,250     2004
                                                                 9.96             10.09        26,638     2003
                                                                10.00              9.96            --     2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $15.01            $13.72         1,531     2008
                                                                14.38             15.01         2,288     2007
                                                                14.62             14.38         2,336     2006
                                                                13.89             14.62         2,274     2005
                                                                13.29             13.89         2,410     2004
                                                                10.40             13.29         2,410     2003
                                                                10.00             10.40            --     2002
--------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                           $12.35            $ 8.82            --     2008
                                                                11.24             12.35            --     2007
                                                                10.81             11.24            --     2006
                                                                10.61             10.81            --     2005
                                                                10.00             10.61            --     2004
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $13.76            $10.00         3,227     2008
                                                                13.56             13.76         4,100     2007
                                                                12.47             13.56         4,396     2006
                                                                12.39             12.47         4,817     2005
                                                                11.44             12.39         5,064     2004
                                                                 9.55             11.44         7,968     2003
                                                                 9.58              9.55         3,837     2002
                                                                10.00              9.58            53     2001
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $21.83            $12.47         1,044     2008
                                                                18.40             21.83           826     2007
                                                                16.32             18.40           930     2006
                                                                14.97             16.32         1,002     2005
                                                                13.30             14.97           903     2004
                                                                10.00             13.30         1,979     2003
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $12.61            $ 8.81            --     2008
                                                                11.13             12.61            --     2007
                                                                10.56             11.13            --     2006
                                                                10.35             10.56            --     2005
                                                                10.00             10.35            --     2004
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $11.14            $ 7.21            --     2008
                                                                10.42             11.14            --     2007
                                                                10.00             10.42            --     2006
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $17.36            $ 9.78         6,618     2008
                                                                15.05             17.36         8,899     2007
                                                                13.73             15.05        12,607     2006
                                                                11.97             13.73         6,244     2005
                                                                10.57             11.97         5,576     2004
                                                                 8.38             10.57         8,161     2003
                                                                 9.43              8.38         3,086     2002
                                                                10.00              9.43           808     2001
--------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $16.43            $ 9.48            --     2008
                                                                                   15.65             16.43            --     2007
                                                                                   13.98             15.65            --     2006
                                                                                   11.78             13.98            --     2005
                                                                                   11.83             11.78            --     2004
                                                                                   10.00             11.83            --     2003
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $12.83            $ 7.22        21,184     2008
                                                                                   12.88             12.83        25,156     2007
                                                                                   10.92             12.88        26,754     2006
                                                                                   10.52             10.92        26,910     2005
                                                                                    9.62             10.52        26,278     2004
                                                                                    7.52              9.62        26,370     2003
                                                                                    9.23              7.52         9,911     2002
                                                                                   10.00              9.23         2,062     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $12.59            $ 7.20         8,612     2008
                                                                                    8.75             12.59         7,993     2007
                                                                                    8.35              8.75         8,414     2006
                                                                                    8.05              8.35        10,198     2005
                                                                                    7.93              8.05        11,174     2004
                                                                                    6.09              7.93        12,463     2003
                                                                                    8.88              6.09        12,319     2002
                                                                                   10.00              8.88           468     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $10.90            $ 5.65           667     2008
                                                                                   11.45             10.90         7,921     2007
                                                                                   10.31             11.45        10,346     2006
                                                                                    9.76             10.31        14,267     2005
                                                                                    9.41              9.76        14,660     2004
                                                                                    7.75              9.41        15,727     2003
                                                                                    9.47              7.75        10,540     2002
                                                                                   10.00              9.47           158     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.10            $ 9.59            --     2008
                                                                                   10.00             10.10            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.89            $13.00         8,259     2008
                                                                                   19.30             21.89         9,930     2007
                                                                                   17.46             19.30        10,501     2006
                                                                                   15.04             17.46        12,515     2005
                                                                                   12.27             15.04        13,468     2004
                                                                                    9.02             12.27        26,957     2003
                                                                                   10.20              9.02        13,738     2002
                                                                                   10.00             10.20         1,571     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.42            $ 6.43            --     2008
                                                                                   12.94             13.42         2,265     2007
                                                                                   11.34             12.94         2,265     2006
                                                                                   11.26             11.34            --     2005
                                                                                   10.00             11.26            --     2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.33            $ 8.53         2,258     2008
                                                                                   12.09             12.33           811     2007
                                                                                   10.39             12.09         1,745     2006
                                                                                   10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.25            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $17.19            $10.63          1,819    2008
                                                              16.90             17.19          1,819    2007
                                                              14.51             16.90          1,819    2006
                                                              13.34             14.51          1,819    2005
                                                              12.05             13.34          1,819    2004
                                                               9.79             12.05          1,818    2003
                                                              10.00              9.79             --    2002
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $11.11            $ 6.30             --    2008
                                                              11.04             11.11             --    2007
                                                              10.00             11.04             --    2006
                                                              10.00             11.04             --    2006
------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $12.54            $ 8.27         14,533    2008
                                                              11.58             12.54         16,997    2007
                                                               9.99             11.58         20,165    2006
                                                               9.76              9.99         16,770    2005
                                                               9.06              9.76          6,342    2004
                                                               7.42              9.06          7,469    2003
                                                               9.16              7.42          8,216    2002
                                                              10.00              9.16             --    2001
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.70            $10.92          2,567    2008
                                                              11.35             11.70          3,110    2007
                                                              11.06             11.35          2,929    2006
                                                              11.02             11.06          2,818    2005
                                                              10.83             11.02          3,343    2004
                                                              10.63             10.83          2,648    2003
                                                              10.00             10.63             --    2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $15.65            $ 9.57         13,861    2008
                                                              14.13             15.65         17,818    2007
                                                              13.25             14.13         18,261    2006
                                                              12.06             13.25         20,514    2005
                                                              10.57             12.06         11,511    2004
                                                               8.08             10.57         11,435    2003
                                                               9.53              8.08         17,118    2002
                                                              10.00              9.53             --    2001
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 1.06            $ 1.07         24,274    2008
                                                               1.03              1.06         29,200    2007
                                                               1.00              1.03         34,658    2006
                                                               0.99              1.00         33,949    2005
                                                               1.00              0.99         49,033    2004
                                                               1.01              1.00        123,772    2003
                                                               1.01              1.01        179,540    2002
                                                               1.00              1.01          9,904    2001
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $10.68            $ 6.65          2,428    2008
                                                              10.31             10.68          2,497    2007
                                                               9.61             10.31          2,594    2006
                                                               9.65              9.61          2,674    2005
                                                               9.16              9.65          2,675    2004
                                                               7.23              9.16          2,768    2003
                                                               9.30              7.23          1,795    2002
                                                              10.00              9.30             29    2001
------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                         $19.56            $12.30         1,356     2008
                                                                         23.36             19.56         1,449     2007
                                                                         17.86             23.36         1,420     2006
                                                                         16.24             17.86         1,389     2005
                                                                         12.48             16.24         1,406     2004
                                                                         10.00             12.48         1,901     2003
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $11.56            $ 7.12        33,268     2008
                                                                         11.18             11.56        38,662     2007
                                                                          9.85             11.18        41,803     2006
                                                                          9.58              9.85        47,120     2005
                                                                          8.82              9.58        42,619     2004
                                                                          6.99              8.82        47,772     2003
                                                                          9.16              6.99        34,661     2002
                                                                         10.00              9.16         2,381     2001
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $15.18            $ 9.32        16,981     2008
                                                                         15.08             15.18        19,549     2007
                                                                         13.54             15.08        20,364     2006
                                                                         12.56             13.54        21,399     2005
                                                                         11.09             12.56        13,726     2004
                                                                          9.09             11.09        14,785     2003
                                                                         10.73              9.09         8,759     2002
                                                                         10.00             10.73         1,266     2001
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $15.22            $10.59        11,857     2008
                                                                         13.86             15.22        17,188     2007
                                                                         12.39             13.86        14,668     2006
                                                                         12.15             12.39        15,026     2005
                                                                         11.42             12.15         9,115     2004
                                                                         10.00             11.42         8,700     2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.64            $ 8.08            --     2008
                                                                         10.61             11.64            --     2007
                                                                         10.00             10.61            --     2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $11.56            $ 7.27        13,390     2008
                                                                         10.89             11.56        14,855     2007
                                                                          9.53             10.89        14,866     2006
                                                                          9.46              9.53        14,866     2005
                                                                          8.89              9.46         4,238     2004
                                                                          7.33              8.89         4,238     2003
                                                                          9.23              7.33         5,075     2002
                                                                         10.00              9.23            28     2001
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.43            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.02            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.24            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64           432     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.58            --     2008
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $13.19            $ 8.16            --     2008
                                                                                 12.99             13.19            --     2007
                                                                                 11.37             12.99            --     2006
                                                                                 10.00             11.37            --     2005
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $13.23            $10.93         8,299     2008
                                                                                 12.20             13.23        16,510     2007
                                                                                 11.24             12.20        20,331     2006
                                                                                 10.61             11.24        23,284     2005
                                                                                  9.96             10.61        26,410     2004
                                                                                  8.91              9.96        36,951     2003
                                                                                  9.70              8.91        41,381     2002
                                                                                 10.00              9.70         2,523     2001
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $15.51            $ 8.50         2,026     2008
                                                                                 11.55             15.51         2,050     2007
                                                                                 10.76             11.55         2,064     2006
                                                                                  9.72             10.76         2,542     2005
                                                                                  8.38              9.72         1,121     2004
                                                                                  7.08              8.38         1,277     2003
                                                                                  8.57              7.08         1,214     2002
                                                                                 10.00              8.57         1,718     2001
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $22.70            $10.67         1,228     2008
                                                                                 18.03             22.70         1,242     2007
                                                                                 12.50             18.03         1,255     2006
                                                                                  9.64             12.50         2,650     2005
                                                                                  8.25              9.64         3,017     2004
                                                                                  6.24              8.25         2,519     2003
                                                                                  8.54              6.24           891     2002
                                                                                 10.00              8.54           470     2001
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.58            $ 9.10            --     2008
                                                                                 15.78             15.58            --     2007
                                                                                 14.48             15.78            --     2006
                                                                                 13.43             14.48            --     2005
                                                                                 12.56             13.43            --     2004
                                                                                 10.00             12.56            --     2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.99            $ 6.39            --     2008
                                                                                 11.65              9.99            --     2007
                                                                                 10.55             11.65            --     2006
                                                                                 10.00             10.55            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.49            $ 5.92            --     2008
                                                                                 16.24              9.49            --     2007
                                                                                 14.00             16.24            --     2006
                                                                                 13.73             14.00            --     2005
                                                                                 12.92             13.73            --     2004
                                                                                 10.00             12.92            --     2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $ 9.41            $ 5.83         2,224     2008
                                                                         8.62              9.41         6,001     2007
                                                                         8.17              8.62         5,923     2006
                                                                         7.97              8.17         6,448     2005
                                                                         7.44              7.97         6,521     2004
                                                                         6.17              7.44         5,766     2003
                                                                         8.67              6.17        15,424     2002
                                                                        10.00              8.67           504     2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $11.52            $ 7.56         5,142     2008
                                                                        10.65             11.52         5,083     2007
                                                                         9.61             10.65         5,254     2006
                                                                         9.13              9.61         5,385     2005
                                                                         8.35              9.13         5,849     2004
                                                                         6.97              8.35         5,421     2003
                                                                         8.99              6.97         5,971     2002
                                                                        10.00              8.99           426     2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $10.28            $ 6.12         3,402     2008
                                                                        10.22             10.28         4,208     2007
                                                                         9.21             10.22         4,402     2006
                                                                         8.91              9.21         4,693     2005
                                                                         8.53              8.91         4,837     2004
                                                                         6.50              8.53         4,938     2003
                                                                         9.69              6.50         2,072     2002
                                                                        10.00              9.69            --     2001
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.14            $10.80            --     2008
                                                                        13.83             14.14            --     2007
                                                                        12.59             13.83            --     2006
                                                                        12.48             12.59            --     2005
                                                                        11.43             12.48            --     2004
                                                                        10.02             11.43            --     2003
                                                                        10.00             10.02            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $18.90            $11.56         1,564     2008
                                                                        15.06             18.90         7,742     2007
                                                                        11.69             15.06        12,726     2006
                                                                        10.20             11.69         7,153     2005
                                                                         7.99             10.20         8,475     2004
                                                                         5.99              7.99         7,726     2003
                                                                         7.90              5.99         8,996     2002
                                                                        10.00              7.90            62     2001
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $12.37            $ 6.86            --     2008
                                                                        14.58             12.37            --     2007
                                                                        13.77             14.58           238     2006
                                                                        13.35             13.77           267     2005
                                                                        12.73             13.35           109     2004
                                                                         9.91             12.73            --     2003
                                                                        10.00              9.91            --     2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $16.33            $ 8.73           185     2008
                                                                        15.26             16.33           213     2007
                                                                        13.22             15.26         7,457     2006
                                                                        11.78             13.22         8,070     2005
                                                                        10.08             11.78        14,961     2004
                                                                         7.17             10.08         8,202     2003
                                                                         9.39              7.17         3,631     2002
                                                                        10.00              9.39           924     2001
----------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $15.92            $ 9.34         4,806     2008
                                                                              11.48             15.92         7,003     2007
                                                                              10.17             11.48        23,006     2006
                                                                               9.78             10.17        25,255     2005
                                                                               9.11              9.78        23,156     2004
                                                                               7.33              9.11        34,292     2003
                                                                               9.20              7.33        24,867     2002
                                                                              10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $11.76            $ 7.10        17,956     2008
                                                                              19.07             11.76        20,053     2007
                                                                              16.91             19.07         4,327     2006
                                                                              15.67             16.91         4,358     2005
                                                                              13.37             15.67         4,764     2004
                                                                               9.40             13.37         4,423     2003
                                                                              10.00              9.40            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $18.49            $11.27         1,504     2008
                                                                              15.66             18.49         3,734     2007
                                                                              15.51             15.66           112     2006
                                                                              14.08             15.51           112     2005
                                                                              11.99             14.08           126     2004
                                                                              10.00             11.99           126     2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $16.33            $ 8.16            --     2008
                                                                              12.16             16.33           106     2007
                                                                              11.14             12.16            --     2006
                                                                              10.93             11.14            --     2005
                                                                              10.00             10.93            --     2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.38            $ 9.41            --     2008
                                                                              10.70             11.38            --     2007
                                                                              10.39             10.70            --     2006
                                                                              10.00             10.39            --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.18            $10.67        10,785     2008
                                                                              13.93             14.18        15,878     2007
                                                                              12.99             13.93        17,739     2006
                                                                              12.68             12.99        18,941     2005
                                                                              11.77             12.68        19,854     2004
                                                                               9.74             11.77        26,070     2003
                                                                              10.03              9.74        13,819     2002
                                                                              10.00             10.03           317     2001
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $14.74            $17.01         5,455     2008
                                                                              13.66             14.74         8,388     2007
                                                                              13.73             13.66        18,565     2006
                                                                              13.33             13.73        19,045     2005
                                                                              12.60             13.33        18,407     2004
                                                                              12.33             12.60        23,243     2003
                                                                              10.49             12.33        27,306     2002
                                                                              10.00             10.66        10,046     2001
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.77            $10.55            --     2008
                                                                              10.20             10.77            --     2007
                                                                               9.97             10.20            --     2006
                                                                              10.00              9.97            --     2005
                                                                              10.00              9.97            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.27            $13.68        25,620     2008
                                                                 12.41             13.27        41,668     2007
                                                                 12.15             12.41        53,436     2006
                                                                 12.06             12.15        55,425     2005
                                                                 11.69             12.06        64,580     2004
                                                                 11.32             11.69        85,023     2003
                                                                 10.51             11.32        62,340     2002
                                                                 10.00             10.55         8,306     2001
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $20.17            $12.02            --     2008
                                                                 14.55             20.17            --     2007
                                                                 14.59             14.55            --     2006
                                                                 13.01             14.59            --     2005
                                                                 12.13             13.01            --     2004
                                                                 10.00             12.13            --     2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.96            $ 9.80            --     2008
                                                                 18.63             15.96            --     2007
                                                                 16.67             18.63            --     2006
                                                                 13.98             16.67            --     2005
                                                                 12.34             13.98            --     2004
                                                                 10.00             12.34            --     2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.81            $11.88            --     2008
                                                                 17.77             25.81            --     2007
                                                                 14.84             17.77            --     2006
                                                                 10.00             14.84            --     2005
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.51            $ 5.43         3,191     2008
                                                                  8.21              9.51         3,344     2007
                                                                  7.89              8.21         3,347     2006
                                                                  7.94              7.89         3,335     2005
                                                                  7.38              7.94         8,330     2004
                                                                  5.16              7.38         4,636     2003
                                                                  8.58              5.16         5,514     2002
                                                                 10.00              8.58            --     2001
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 9.74            $ 7.41            --     2008
                                                                 10.00              9.74            --     2007
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                   $10.98            $ 5.49         1,586     2008
                                                                  9.57             10.98         1,551     2007
                                                                  9.48              9.57         1,515     2006
                                                                  8.96              9.48         1,490     2005
                                                                  8.53              8.96            41     2004
                                                                  7.25              8.53            12     2003
                                                                 10.00              7.25            --     2002
---------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         $13.40            $ 8.46                   2008
                                                                 13.95             13.40           735     2007
                                                                 12.22             13.95           712     2006
                                                                 11.94             12.22           690     2005
                                                                 10.34             11.94         1,254     2004
                                                                  8.03             10.34         1,461     2003
                                                                 10.00              8.03         1,315     2002
---------------------------------------------------------------------------------------------------------------

Annual Step-Up Death Benefit Rider and Enhanced Payment Benefit Options Elected




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.02            $ 7.57         1,818     2008
                                                                           16.10             16.02         2,386     2007
                                                                           14.51             16.10         2,719     2006
                                                                           14.02             14.51         3,805     2005
                                                                           12.88             14.02         7,503     2004
                                                                           10.00             12.88         6,296     2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.07            $ 6.82         3,621     2008
                                                                           10.97             12.07         4,523     2007
                                                                           10.51             10.97         5,954     2006
                                                                            9.83             10.51         2,675     2005
                                                                            9.39              9.83         2,844     2004
                                                                            7.38              9.39         2,931     2003
                                                                           10.00              7.38            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.45            $ 7.85         3,318     2008
                                                                           10.78             11.45         4,559     2007
                                                                           10.00             10.78         4,163     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.33            $10.12         2,724     2008
                                                                           15.42             17.33         2,445     2007
                                                                           12.28             15.42           665     2006
                                                                           10.62             12.28         2,267     2005
                                                                           10.00             10.62            --     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.31            $ 8.93           250     2008
                                                                           14.70             17.31           250     2007
                                                                           13.81             14.70           250     2006
                                                                           13.57             13.81           524     2005
                                                                           13.15             13.57         3,077     2004
                                                                           10.00             13.15         3,005     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.00            $ 7.57        56,471     2008
                                                                           12.63             13.00        68,873     2007
                                                                           10.99             12.63        80,359     2006
                                                                           10.70             10.99        86,656     2005
                                                                            9.80             10.70        87,605     2004
                                                                            7.55              9.80        72,558     2003
                                                                           10.00              7.55        29,436     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.58            $ 7.61         7,568     2008
                                                                           16.00             16.58        10,866     2007
                                                                           12.06             16.00         5,985     2006
                                                                           10.54             12.06         5,913     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.26            $ 6.66         8,818     2008
                                                                           10.10             11.26        11,650     2007
                                                                           10.35             10.10        17,631     2006
                                                                            9.18             10.35        17,191     2005
                                                                            8.62              9.18        19,610     2004
                                                                            7.12              8.62        16,464     2003
                                                                           10.00              7.12         3,300     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $13.85            $ 7.39            984    2008
                                                                                 12.40             13.85            984    2007
                                                                                 11.42             12.40            984    2006
                                                                                 11.10             11.42             --    2005
                                                                                  9.88             11.10             --    2004
                                                                                  6.77              9.88             --    2003
                                                                                 10.00              6.77             --    2002
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.66            $10.30          6,228    2008
                                                                                  9.91             10.66          4,901    2007
                                                                                  9.93              9.91          4,617    2006
                                                                                 10.00              9.93             --    2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.02            $ 8.07            254    2008
                                                                                 13.06             13.02            254    2007
                                                                                 10.93             13.06             --    2006
                                                                                 10.85             10.93             --    2005
                                                                                 10.00             10.85             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.47            $11.41             --    2008
                                                                                 12.62             14.47             --    2007
                                                                                 11.03             12.62             --    2006
                                                                                 10.00             11.03             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.10            $ 7.60            270    2008
                                                                                 12.34             13.10            270    2007
                                                                                 11.75             12.34             --    2006
                                                                                 10.84             11.75             --    2005
                                                                                 10.00             10.84             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.95            $ 7.60            327    2008
                                                                                 13.34             12.95            342    2007
                                                                                 12.10             13.34            434    2006
                                                                                 11.19             12.10             --    2005
                                                                                 10.00             11.19             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $17.36            $10.32          4,122    2008
                                                                                 15.05             17.36          3,789    2007
                                                                                 14.45             15.05         11,408    2006
                                                                                 13.69             14.45          9,141    2005
                                                                                 12.33             13.69          7,853    2004
                                                                                 10.00             12.33             --    2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.53            $12.91          4,648    2008
   Class B                                                                       21.73             25.53          4,377    2007
                                                                                 17.95             21.73          2,991    2006
                                                                                 15.30             17.95          2,447    2005
                                                                                 13.36             15.30          1,931    2004
                                                                                 10.00             13.36          1,127    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.72            $ 7.67        105,025    2008
                                                                                 10.75             10.72        109,638    2007
                                                                                 10.37             10.75        119,311    2006
                                                                                 10.17             10.37        119,710    2005
                                                                                 10.07             10.17         73,987    2004
                                                                                  9.97             10.07          8,927    2003
                                                                                 10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $14.89            $13.59         1,644     2008
                                                                         14.28             14.89         2,196     2007
                                                                         14.55             14.28         2,277     2006
                                                                         13.84             14.55         2,222     2005
                                                                         13.27             13.84         2,313     2004
                                                                         10.40             13.27         1,094     2003
                                                                         10.00             10.40            --     2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $12.28            $ 8.76            --     2008
                                                                         11.20             12.28            --     2007
                                                                         10.78             11.20            --     2006
                                                                         10.60             10.78            --     2005
                                                                         10.00             10.60            --     2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $13.99            $10.15        15,371     2008
                                                                         13.81             13.99        16,058     2007
                                                                         12.71             13.81        15,487     2006
                                                                         12.66             12.71         9,934     2005
                                                                         11.70             12.66         8,133     2004
                                                                          9.78             11.70        10,220     2003
                                                                         10.00              9.78         1,030     2002
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $21.67            $12.36         6,870     2008
                                                                         18.30             21.67         8,414     2007
                                                                         16.26             18.30        10,286     2006
                                                                         14.93             16.26         7,779     2005
                                                                         13.28             14.93         5,995     2004
                                                                          7.90             13.28         3,471     2003
                                                                         10.00              7.90           427     2002
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.54            $ 8.75         5,194     2008
                                                                         11.09             12.54            --     2007
                                                                         10.53             11.09            --     2006
                                                                         10.34             10.53            --     2005
                                                                         10.00             10.34            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.11            $ 7.18           880     2008
                                                                         10.41             11.11           880     2007
                                                                         10.00             10.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.02            $10.14        36,703     2008
                                                                         15.65             18.02        40,009     2007
                                                                         14.30             15.65        50,160     2006
                                                                         12.48             14.30        53,025     2005
                                                                         11.04             12.48        29,932     2004
                                                                          8.77             11.04        13,793     2003
                                                                         10.00              8.77         2,258     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.31            $ 9.40            --     2008
                                                                         15.57             16.31           875     2007
                                                                         13.92             15.57           581     2006
                                                                         11.75             13.92            --     2005
                                                                         11.81             11.75            --     2004
                                                                         10.00             11.81            --     2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $13.28            $ 7.46        48,154     2008
                                                                                   13.35             13.28        63,321     2007
                                                                                   11.34             13.35        61,282     2006
                                                                                   10.94             11.34        65,539     2005
                                                                                   10.01             10.94        60,159     2004
                                                                                    7.84             10.01        52,444     2003
                                                                                   10.00              7.84        22,674     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $13.12            $ 7.48         8,082     2008
                                                                                    9.71             13.12         8,068     2007
                                                                                    9.28              9.71         8,281     2006
                                                                                    8.96              9.28         7,972     2005
                                                                                    8.85              8.96         7,706     2004
                                                                                    6.80              8.85         4,875     2003
                                                                                   10.00              6.80         1,830     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $12.08            $ 6.25         8,906     2008
                                                                                   11.94             12.08         9,191     2007
                                                                                   10.77             11.94         7,421     2006
                                                                                   10.22             10.77         7,979     2005
                                                                                    9.86             10.22         4,319     2004
                                                                                    8.13              9.86        13,084     2003
                                                                                   10.00              8.13        10,477     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.56            --     2008
                                                                                   10.00             10.09           155     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.09            $12.51        25,824     2008
                                                                                   18.62             21.09        33,062     2007
                                                                                   16.87             18.62        41,814     2006
                                                                                   14.56             16.87        38,530     2005
                                                                                   11.89             14.56        38,518     2004
                                                                                    8.76             11.89        44,549     2003
                                                                                   10.00              8.76        42,836     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.34            $ 6.38           242     2008
                                                                                   12.89             13.34           242     2007
                                                                                   11.31             12.89            --     2006
                                                                                   11.25             11.31            --     2005
                                                                                   10.00             11.25            --     2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.28            $ 8.48        32,980     2008
                                                                                   12.06             12.28        31,977     2007
                                                                                   10.38             12.06        16,110     2006
                                                                                   10.00             10.38           907     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.24            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.05            $10.53         7,812     2008
                                                                                   16.78             17.05         9,204     2007
                                                                                   14.44             16.78         6,472     2006
                                                                                   13.30             14.44           750     2005
                                                                                   12.02             13.30           906     2004
                                                                                    9.79             12.02           906     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.08            $ 6.28         3,298     2008
                                                                                   11.03             11.08         4,946     2007
                                                                                   10.00             11.03         3,452     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $13.19            $ 8.68         16,296    2008
                                                         12.20             13.19         21,094    2007
                                                         10.54             12.20         23,551    2006
                                                         10.31             10.54         24,466    2005
                                                          9.59             10.31         24,854    2004
                                                          7.87              9.59         26,208    2003
                                                         10.00              7.87          9,306    2002
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.60            $10.81          9,935    2008
                                                         11.27             11.60         11,382    2007
                                                         11.00             11.27         12,946    2006
                                                         10.97             11.00             15    2005
                                                         10.81             10.97         14,741    2004
                                                         10.62             10.81         13,639    2003
                                                         10.00             10.62            160    2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $15.38            $ 9.39         26,056    2008
                                                         13.91             15.38         29,006    2007
                                                         13.07             13.91         31,149    2006
                                                         11.91             13.07         27,025    2005
                                                         10.45             11.91         30,131    2004
                                                          8.01             10.45         32,636    2003
                                                         10.00              8.01         19,610    2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.05            $ 1.05        556,052    2008
                                                          1.01              1.05        568,100    2007
                                                          0.99              1.01        590,814    2006
                                                          0.98              0.99        462,125    2005
                                                          0.99              0.98        467,693    2004
                                                          1.00              0.99        526,897    2003
                                                          1.00              1.00        686,286    2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $11.13            $ 6.92          1,455    2008
                                                         10.76             11.13          1,455    2007
                                                         10.04             10.76          1,455    2006
                                                         10.10             10.04          6,207    2005
                                                          9.61             10.10          6,558    2004
                                                          7.59              9.61         10,227    2003
                                                         10.00              7.59          1,455    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.42            $12.20         11,081    2008
                                                         23.23             19.42         11,621    2007
                                                         17.78             23.23         10,121    2006
                                                         16.20             17.78          8,306    2005
                                                         12.46             16.20         13,025    2004
                                                         10.00             12.46          9,370    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $12.34            $ 7.59        107,680    2008
                                                         11.96             12.34        115,879    2007
                                                         10.55             11.96        113,668    2006
                                                         10.28             10.55        109,914    2005
                                                          9.48             10.28        110,320    2004
                                                          7.52              9.48        126,905    2003
                                                         10.00              7.52         60,298    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $13.92            $ 8.53         10,297    2008
                                                         13.85             13.92         12,629    2007
                                                         12.45             13.85         14,214    2006
                                                         11.57             12.45         13,655    2005
                                                         10.23             11.57         17,147    2004
                                                          8.40             10.23         18,869    2003
                                                         10.00              8.40         13,607    2002
-------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $15.12            $10.50         13,737    2008
                                                                         13.79             15.12         12,688    2007
                                                                         12.34             13.79         14,965    2006
                                                                         12.12             12.34         11,682    2005
                                                                         11.41             12.12         12,533    2004
                                                                         10.00             11.41         10,503    2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.61            $ 8.05             --    2008
                                                                         10.60             11.61             --    2007
                                                                         10.00             10.60             --    2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.17            $ 7.64          1,207    2008
                                                                         11.48             12.17          1,332    2007
                                                                         10.06             11.48          8,129    2006
                                                                         10.00             10.06          8,551    2005
                                                                          9.41             10.00          8,543    2004
                                                                          7.77              9.41          8,202    2003
                                                                         10.00              7.77          2,356    2002
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57            293    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59            783    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46            985    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23          1,432    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87            473    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64            251    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.57            758    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.13            $ 8.12          4,646    2008
                                                                         12.96             13.13          4,743    2007
                                                                         11.36             12.96          1,995    2006
                                                                         10.00             11.36          1,930    2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.38            $11.03         72,149    2008
                                                                         12.36             13.38         86,584    2007
                                                                         11.39             12.36         91,194    2006
                                                                         10.78             11.39        105,654    2005
                                                                         10.13             10.78        128,209    2004
                                                                          9.07             10.13        127,350    2003
                                                                         10.00              9.07        109,084    2002
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $18.29            $10.00          2,241    2008
                                                                         13.63             18.29          2,091    2007
                                                                         12.72             13.63          2,086    2006
                                                                         11.51             12.72          1,624    2005
                                                                          9.93             11.51          1,929    2004
                                                                          8.41              9.93          2,041    2003
                                                                         10.00              8.41          3,613    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $26.44            $12.40         4,505     2008
                                                                                 21.03             26.44         4,652     2007
                                                                                 14.61             21.03         5,120     2006
                                                                                 11.27             14.61         5,763     2005
                                                                                  9.67             11.27         6,131     2004
                                                                                  7.32              9.67         5,991     2003
                                                                                 10.00              7.32         1,352     2002
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.46            $ 9.02         1,316     2008
                                                                                 15.69             15.46         1,394     2007
                                                                                 14.43             15.69         1,465     2006
                                                                                 13.40             14.43         1,536     2005
                                                                                 12.54             13.40         2,075     2004
                                                                                 10.00             12.54           163     2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.98            $ 6.37            --     2008
                                                                                 11.62              9.98            --     2007
                                                                                 10.54             11.62            --     2006
                                                                                 10.00             10.54            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.48            $ 5.90            --     2008
                                                                                 16.15              9.48           522     2007
                                                                                 13.94             16.15           309     2006
                                                                                 13.69             13.94            --     2005
                                                                                 12.90             13.69            --     2004
                                                                                 10.00             12.90            --     2003
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $10.95            $ 6.78        15,139     2008
                                                                                 10.04             10.95        18,546     2007
                                                                                  9.53             10.04        23,624     2006
                                                                                  9.31              9.53        26,498     2005
                                                                                  8.70              9.31        34,396     2004
                                                                                  7.23              8.70        38,613     2003
                                                                                 10.00              7.23        34,313     2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $12.61            $ 8.26         5,276     2008
                                                                                 11.67             12.61        10,173     2007
                                                                                 10.54             11.67        11,688     2006
                                                                                 10.03             10.54        11,890     2005
                                                                                  9.19             10.03        11,501     2004
                                                                                  7.68              9.19        13,905     2003
                                                                                 10.00              7.68         7,610     2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $10.71            $ 6.36        11,693     2008
                                                                                 10.67             10.71        11,239     2007
                                                                                  9.62             10.67        10,750     2006
                                                                                  9.32              9.62         3,191     2005
                                                                                  8.94              9.32         4,502     2004
                                                                                  6.82              8.94         2,627     2003
                                                                                 10.00              6.82           101     2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $14.02            $10.70         1,127     2008
                                                                                 13.74             14.02         1,185     2007
                                                                                 12.53             13.74         1,081     2006
                                                                                 12.44             12.53         3,658     2005
                                                                                 11.41             12.44           643     2004
                                                                                 10.03             11.41           175     2003
                                                                                 10.00             10.03            --     2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $24.96            $15.24         10,603    2008
                                                                       19.93             24.96         14,238    2007
                                                                       15.49             19.93         13,197    2006
                                                                       13.53             15.49          7,438    2005
                                                                       10.61             13.53          5,013    2004
                                                                        7.97             10.61          2,712    2003
                                                                       10.00              7.97          1,548    2002
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $12.30            $ 6.81             --    2008
                                                                       14.49             12.30          5,736    2007
                                                                       13.70             14.49          4,896    2006
                                                                       13.30             13.70          7,771    2005
                                                                       12.71             13.30          4,496    2004
                                                                        9.91             12.71            997    2003
                                                                       10.00              9.91             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $16.20            $ 8.64          4,187    2008
                                                                       15.81             16.20          4,310    2007
                                                                       13.72             15.81         35,210    2006
                                                                       12.25             13.72         35,288    2005
                                                                       10.49             12.25         36,982    2004
                                                                        7.48             10.49         37,800    2003
                                                                       10.00              7.48         19,752    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $16.47            $ 9.65         29,449    2008
                                                                       12.17             16.47         33,322    2007
                                                                       10.80             12.17        102,977    2006
                                                                       10.40             10.80        114,447    2005
                                                                        9.71             10.40        144,709    2004
                                                                        7.82              9.71        168,642    2003
                                                                       10.00              7.82        136,697    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $12.45            $ 7.50         58,144    2008
                                                                       18.94             12.45         86,421    2007
                                                                       16.82             18.94         17,510    2006
                                                                       15.61             16.82         17,502    2005
                                                                       13.34             15.61         15,415    2004
                                                                        9.43             13.34          8,173    2003
                                                                       10.00              9.43             --    2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $18.34            $11.17         11,239    2008
                                                                       15.58             18.34         13,020    2007
                                                                       15.44             15.58            355    2006
                                                                       14.04             15.44            176    2005
                                                                       11.97             14.04            177    2004
                                                                       10.00             11.97            101    2003
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                        $16.22            $ 8.09            176    2008
                                                                       12.11             16.22            355    2007
                                                                       11.12             12.11          2,394    2006
                                                                       10.92             11.12          2,394    2005
                                                                       10.00             10.92            452    2004
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                         $11.33            $ 9.36             --    2008
                                                                       10.67             11.33             --    2007
                                                                       10.38             10.67             --    2006
                                                                       10.00             10.38             --    2005
---------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.01            $10.52         21,105    2008
                                                                              13.78             14.01         23,725    2007
                                                                              12.87             13.78         25,954    2006
                                                                              12.59             12.87         24,619    2005
                                                                              11.70             12.59         26,261    2004
                                                                               9.70             11.70         22,290    2003
                                                                              10.00              9.70         12,000    2002
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $13.86            $15.96         65,492    2008
                                                                              12.86             13.86         75,054    2007
                                                                              12.94             12.86         84,403    2006
                                                                              12.59             12.94         94,390    2005
                                                                              11.91             12.59         64,930    2004
                                                                              11.68             11.91        105,328    2003
                                                                              10.00             11.68         92,981    2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.73            $10.49          4,114    2008
                                                                              10.18             10.73          2,476    2007
                                                                               9.96             10.18          1,290    2006
                                                                              10.00              9.96             --    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.42            $12.79         91,190    2008
                                                                              11.64             12.42        109,176    2007
                                                                              11.41             11.64        118,023    2006
                                                                              11.34             11.41        125,162    2005
                                                                              11.01             11.34        129,504    2004
                                                                              10.68             11.01        142,859    2003
                                                                              10.00             10.68        111,409    2002
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.03            $11.92            923    2008
                                                                              14.47             20.03          1,142    2007
                                                                              14.53             14.47            689    2006
                                                                              12.98             14.53            753    2005
                                                                              12.10             12.98            622    2004
                                                                              10.00             12.10            670    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $15.85            $ 9.72            439    2008
                                                                              18.52             15.85            616    2007
                                                                              16.60             18.52          1,483    2006
                                                                              13.94             16.60            722    2005
                                                                              12.31             13.94             --    2004
                                                                              10.00             12.31             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $25.70            $11.81          1,167    2008
                                                                              17.72             25.70          1,185    2007
                                                                              14.83             17.72            702    2006
                                                                              10.00             14.83            702    2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.20            $ 6.39         25,979    2008
                                                                               9.68             11.20         26,551    2007
                                                                               9.32              9.68         27,067    2006
                                                                               9.38              9.32         27,094    2005
                                                                               8.74              9.38         26,709    2004
                                                                               6.12              8.74            634    2003
                                                                              10.00              6.12            699    2002
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.73            $ 7.39             --    2008
                                                                              10.00              9.73             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $10.88            $ 5.44         2,434     2008
                                                        9.50             10.88         2,422     2007
                                                        9.43              9.50         2,289     2006
                                                        8.92              9.43         2,039     2005
                                                        8.51              8.92         1,970     2004
                                                        7.26              8.51           842     2003
                                                       10.00              7.26            --     2002
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $13.29            $ 8.38        12,668     2008
                                                       13.85             13.29        13,247     2007
                                                       12.16             13.85        18,226     2006
                                                       11.89             12.16        25,978     2005
                                                       10.31             11.89        14,166     2004
                                                        8.03             10.31         7,135     2003
                                                       10.00              8.03         2,539     2002
-----------------------------------------------------------------------------------------------------

                      Principal Payment Advantage Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation   Accumulation
                                                                      Unit Values at    Unit Values at Unit Values at
Subaccounts                                                         Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $11.38            $ 5.37          5,295     2008
                                                                           11.44             11.38          5,445     2007
                                                                           10.32             11.44          5,295     2006
                                                                           10.00             10.32          4,738     2005
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.30            $ 6.94             --     2008
                                                                           11.19             12.30             --     2007
                                                                           10.72             11.19             --     2006
                                                                           10.00             10.72             --     2005
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.44            $ 7.84            612     2008
                                                                           10.78             11.44            578     2007
                                                                           10.00             10.78            595     2006
--------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $16.03            $ 9.35          9,512     2008
                                                                           14.27             16.03          9,241     2007
                                                                           11.37             14.27         10,551     2006
                                                                           10.00             11.37          3,043     2005
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.97          4,625     2008
                                                                           10.00             10.18             --     2007
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.14            $ 6.78             --     2008
                                                                           11.17             13.14             --     2007
                                                                           10.50             11.17             --     2006
                                                                           10.00             10.50             --     2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.09            $ 7.04          9,108     2008
                                                                           11.75             12.09         12,246     2007
                                                                           10.23             11.75         12,517     2006
                                                                           10.00             10.23          3,321     2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $15.65            $ 7.18         19,733     2008
                                                                           15.11             15.65         20,013     2007
                                                                           11.39             15.11         21,202     2006
                                                                           10.00             11.39          6,467     2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.99            $ 7.08          2,689     2008
                                                                           10.76             11.99          2,322     2007
                                                                           11.03             10.76          2,447     2006
                                                                           10.00             11.03          1,684     2005
--------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.52            $ 5.61             --     2008
                                                                            9.43             10.52             --     2007
                                                                           10.00              9.43             --     2006
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.81            $10.44         16,384     2008
                                                                           10.06             10.81          7,237     2007
                                                                           10.09             10.06          8,608     2006
                                                                           10.00             10.09          2,217     2005
--------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $12.21            $ 7.56            494     2008
                                                                           12.26             12.21          2,290     2007
                                                                           10.27             12.26          2,422     2006
                                                                           10.00             10.27             --     2005
--------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.06            $11.09         21,493     2008
                                                                                 12.27             14.06          1,923     2007
                                                                                 10.74             12.27          2,063     2006
                                                                                 10.00             10.74             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $11.63            $ 6.74             --     2008
                                                                                 10.96             11.63             --     2007
                                                                                 10.44             10.96             --     2006
                                                                                 10.00             10.44             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $11.45            $ 6.72            304     2008
                                                                                 11.80             11.45            976     2007
                                                                                 10.71             11.80            875     2006
                                                                                 10.00             10.71            652     2005
--------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $12.47            $ 7.41          5,373     2008
                                                                                 10.82             12.47          4,499     2007
                                                                                 10.39             10.82          4,984     2006
                                                                                 10.00             10.39          2,686     2005
--------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $17.23            $ 8.71          7,309     2008
   Class B                                                                       14.67             17.23         10,680     2007
                                                                                 12.13             14.67         14,015     2006
                                                                                 10.00             12.13          1,854     2005
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.44            $ 7.47          4,697     2008
                                                                                 10.47             10.44          5,680     2007
                                                                                 10.10             10.47             --     2006
                                                                                 10.00             10.10             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.92            $ 9.96             --     2008
                                                                                 10.48             10.92             --     2007
                                                                                 10.67             10.48             --     2006
                                                                                 10.00             10.67             --     2005
--------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $11.80            $ 8.41             --     2008
                                                                                 10.76             11.80             --     2007
                                                                                 10.37             10.76             --     2006
                                                                                 10.00             10.37             --     2005
--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $11.04            $ 8.01            836     2008
                                                                                 10.90             11.04          2,669     2007
                                                                                 10.05             10.90          2,649     2006
                                                                                 10.00             10.05            394     2005
--------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $14.26            $ 8.13          4,042     2008
                                                                                 12.05             14.26             --     2007
                                                                                 10.70             12.05             --     2006
                                                                                 10.00             10.70             --     2005
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $12.12            $ 8.46         57,590     2008
                                                                                 10.72             12.12         65,516     2007
                                                                                 10.20             10.72         72,542     2006
                                                                                 10.00             10.20         34,391     2005
--------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.10            $ 7.17          1,106     2008
                                                                                 10.40             11.10          2,166     2007
                                                                                 10.00             10.40          2,177     2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                         $13.74            $ 7.73          1,385     2008
                                                                         11.94             13.74          5,367     2007
                                                                         10.91             11.94          4,729     2006
                                                                         10.00             10.91             --     2005
------------------------------------------------------------------------------------------------------------------------
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          $13.00            $ 7.48             --     2008
                                                                         12.41             13.00             --     2007
                                                                         11.10             12.41             --     2006
                                                                         10.00             11.10             --     2005
------------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                         $12.13            $ 6.81          6,943     2008
                                                                         12.20             12.13         11,966     2007
                                                                         10.36             12.20          7,131     2006
                                                                         10.00             10.36          2,807     2005
------------------------------------------------------------------------------------------------------------------------
 VIP Growth & Income Portfolio -- Service Class 2                       $13.14            $ 7.50             --     2008
                                                                         10.86             13.14             --     2007
                                                                         10.38             10.86          2,382     2006
                                                                         10.00             10.38          1,394     2005
------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                                $13.49            $ 6.98            847     2008
                                                                         11.97             13.49          2,065     2007
                                                                         10.80             11.97             --     2006
                                                                         10.00             10.80             --     2005
------------------------------------------------------------------------------------------------------------------------
 VIP Investment Grade Bond Portfolio -- Service Class 2                 $10.09            $ 9.56             --     2008
                                                                         10.00             10.09          4,760     2007
------------------------------------------------------------------------------------------------------------------------
 VIP Mid Cap Portfolio -- Service Class 2                               $13.85            $ 8.21          4,418     2008
                                                                         12.23             13.85          6,823     2007
                                                                         11.09             12.23          5,486     2006
                                                                         10.00             11.09          4,342     2005
------------------------------------------------------------------------------------------------------------------------
 VIP Value Strategies Portfolio -- Service Class 2                      $12.10            $ 5.78             --     2008
                                                                         11.69             12.10             --     2007
                                                                         10.26             11.69             --     2006
                                                                         10.00             10.26             --     2005
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund -- Class 2 Shares                      $11.54            $ 7.97        560,886     2008
                                                                         11.33             11.54        552,438     2007
                                                                          9.76             11.33        542,781     2006
                                                                         10.00              9.76        197,473     2005
------------------------------------------------------------------------------------------------------------------------
 Franklin Templeton VIP Founding Funds Allocation Fund -- Class         $ 9.90            $ 6.23             --     2008
   2 Shares                                                              10.00              9.90             --     2007
------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund -- Class 2 Shares                        $12.60            $ 7.77         10,306     2008
                                                                         12.40             12.60          1,147     2007
                                                                         10.67             12.40          4,597     2006
                                                                         10.00             10.67             --     2005
------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund -- Class 2 Shares                     $11.07            $ 6.27          2,019     2008
                                                                         11.03             11.07             --     2007
                                                                         10.00             11.03             --     2006
------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
 Core Value Equity Fund -- Class 1 Shares                               $12.73            $ 8.38             --     2008
                                                                         11.78             12.73             --     2007
                                                                         10.18             11.78             --     2006
                                                                         10.00             10.18             --     2005
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                         $10.52            $ 9.80             --     2008
                                                                         10.22             10.52             --     2007
                                                                          9.97             10.22         11,971     2006
                                                                         10.00              9.97             --     2005
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                 $12.34            $ 7.53            814     2008
                                                                         11.16             12.34          5,234     2007
                                                                         10.49             11.16          3,582     2006
                                                                         10.00             10.49            384     2005
------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     $10.65            $10.69          7,958     2008
                                                                         10.34             10.65         19,248     2007
                                                                         10.07             10.34         21,699     2006
                                                                         10.00             10.07          7,749     2005
------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                          $11.12            $ 6.91             --     2008
                                                                         10.76             11.12             --     2007
                                                                         10.04             10.76             --     2006
                                                                         10.00             10.04             --     2005
------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                         $11.12            $ 6.98          2,505     2008
                                                                         13.31             11.12             --     2007
                                                                         10.19             13.31             --     2006
                                                                         10.00             10.19             --     2005
------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $11.93            $ 7.33             --     2008
                                                                         11.56             11.93          2,957     2007
                                                                         10.20             11.56             --     2006
                                                                         10.00             10.20             --     2005
------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $11.34            $ 6.95             --     2008
                                                                         11.29             11.34          2,513     2007
                                                                         10.15             11.29          2,512     2006
                                                                         10.00             10.15             --     2005
------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $12.58            $ 8.73        566,386     2008
                                                                         11.48             12.58        639,920     2007
                                                                         10.28             11.48        658,952     2006
                                                                         10.00             10.28        299,414     2005
------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.20            $ 7.66             --     2008
                                                                         11.51             12.20             --     2007
                                                                         10.10             11.51             --     2006
                                                                         10.00             10.10             --     2005
------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42             --     2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57          4,973     2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01             --     2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.58         10,595     2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46         13,223     2008
------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23         17,857     2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87          4,897     2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64          4,245     2008
------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.57          7,535     2008
------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation   Accumulation
                                                                            Unit Values at    Unit Values at Unit Values at
Subaccounts                                                               Beginning of Period End of Period  End of Period  Year
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $ 11.86           $ 7.33          4,979     2008
                                                                                  11.71            11.86          5,894     2007
                                                                                  10.27            11.71          5,873     2006
                                                                                  10.00            10.27          1,675     2005
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $ 12.19           $10.04         39,932     2008
                                                                                  11.26            12.19         20,663     2007
                                                                                  10.39            11.26         21,327     2006
                                                                                  10.00            10.39         12,086     2005
--------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $ 15.00           $ 8.20         11,869     2008
                                                                                  11.19            15.00          3,985     2007
                                                                                  10.44            11.19          5,432     2006
                                                                                  10.00            10.44             --     2005
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $ 11.52           $ 6.72            553     2008
                                                                                  11.69            11.52          6,723     2007
                                                                                  10.75            11.69          6,700     2006
                                                                                  10.00            10.75             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $997.00           $ 6.37         13,934     2008
                                                                                  11.90             9.97         13,731     2007
                                                                                  10.28            11.90          3,621     2006
                                                                                  10.00            10.28          3,578     2005
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $  9.48           $ 5.90          5,506     2008
                                                                                  11.20             9.48          4,695     2007
                                                                                  10.17            11.20         11,853     2006
                                                                                  10.00            10.17          6,133     2005
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 11.75           $ 7.27          4,169     2008
                                                                                  10.79            11.75          4,145     2007
                                                                                  10.24            10.79          4,445     2006
                                                                                  10.00            10.24          3,230     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $ 12.44           $ 8.15             --     2008
                                                                                  11.52            12.44             --     2007
                                                                                  10.41            11.52             --     2006
                                                                                  10.00            10.41             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $ 11.67           $ 6.93            600     2008
                                                                                  11.63            11.67            476     2007
                                                                                  10.49            11.63            458     2006
                                                                                  10.00            10.49             --     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $ 11.21           $ 8.55        167,350     2008
                                                                                  10.99            11.21        216,825     2007
                                                                                  10.03            10.99        218,920     2006
                                                                                  10.00            10.03        120,996     2005
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $ 17.04           $10.40             --     2008
                                                                                  13.61            17.04             --     2007
                                                                                  10.59            13.61             --     2006
                                                                                  10.00            10.59             --     2005
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation   Accumulation
                                                                         Unit Values at    Unit Values at Unit Values at
Subaccounts                                                            Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $11.09            $ 6.14         65,153     2008
                                                                              10.97             11.09         57,625     2007
                                                                              10.37             10.97            857     2006
                                                                              10.00             10.37             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $12.52            $ 6.53             --     2008
                                                                              12.74             12.25             --     2007
                                                                              11.05             12.74             --     2006
                                                                              10.00             11.05             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $13.26            $ 7.77          6,364     2008
                                                                              11.60             13.26             --     2007
                                                                              10.30             11.60         11,007     2006
                                                                              10.00             10.30             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $11.86            $ 7.14         16,041     2008
                                                                              11.85             11.86             --     2007
                                                                              10.53             11.85         10,557     2006
                                                                              10.00             10.53          5,057     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $11.47            $ 6.98         13,892     2008
                                                                              10.63             11.47         14,974     2007
                                                                              10.54             10.63             --     2006
                                                                              10.00             10.54             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $11.06            $ 5.51             --     2008
                                                                              10.92             11.06             --     2007
                                                                              10.03             10.92         57,357     2006
                                                                              10.00             10.03         20,639     2005
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.13            $ 9.19             --     2008
                                                                              10.48             11.13             --     2007
                                                                              10.21             10.48             --     2006
                                                                              10.00             10.21             --     2005
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.92            $ 8.20          9,458     2008
                                                                              10.75             10.92          6,486     2007
                                                                              10.04             10.75         11,673     2006
                                                                              10.00             10.04          3,066     2005
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.65            $12.26          3,035     2008
                                                                               9.89             10.65          5,240     2007
                                                                               9.96              9.89          5,628     2006
                                                                              10.00              9.96            180     2005
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.74            $10.50         46,725     2008
                                                                              10.19             10.74         74,776     2007
                                                                               9.99             10.19         42,888     2006
                                                                              10.00              9.99         15,622     2005
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.83            $11.14         13,005     2008
                                                                              10.15             10.83         18,160     2007
                                                                               9.96             10.15         38,010     2006
                                                                              10.00              9.96          6,286     2005
-----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $13.48            $ 8.02             --     2008
                                                                              10.78             13.48          3,479     2007
                                                                              10.83             10.78            422     2006
                                                                              10.00             10.83             --     2005
-----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation   Accumulation
                                                     Unit Values at    Unit Values at Unit Values at
Subaccounts                                        Beginning of Period End of Period  End of Period  Year
---------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $11.80            $ 7.23            482     2008
                                                          12.47             11.80            416     2007
                                                          11.18             12.47          8,812     2006
                                                          10.00             11.18             --     2005
---------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $22.00            $10.20          1,692     2008
                                                          15.32             22.20            551     2007
                                                          12.82             15.32             --     2006
                                                          10.00             12.82             --     2005
---------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $12.41            $ 7.07             --     2008
                                                          10.73             12.41             --     2007
                                                          10.33             10.73             --     2006
                                                          10.00             10.33             --     2005
---------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.73            $ 7.38             --     2008
                                                          10.00              9.73             --     2007
---------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $12.02            $ 6.00             --     2008
                                                          10.50             12.02             --     2007
                                                          10.42             10.50             --     2006
                                                          10.00             10.42             --     2005
---------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $11.24            $ 7.08          5,398     2008
                                                          11.72             11.24         10,610     2007
                                                          10.29             11.72          7,239     2006
                                                          10.00             10.29            619     2005
---------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.48            $ 4.93             --    2008
                                                                           10.58             10.48             --    2007
                                                                           10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.77            $ 6.06             --    2008
                                                                            9.84             10.77             --    2007
                                                                           10.00              9.84             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.37            $ 7.77             --    2008
                                                                           10.75             11.37             --    2007
                                                                           10.00             10.75             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $12.29            $ 7.15         58,738    2008
                                                                           10.98             12.29        103,169    2007
                                                                           10.00             10.98          9,042    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.94         82,214    2008
                                                                           10.00             10.17         54,897    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.96            $ 6.15             --    2008
                                                                           10.20             11.96             --    2007
                                                                           10.00             10.20             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.30            $ 6.55          3,527    2008
                                                                           11.02             11.30             --    2007
                                                                           10.00             11.02             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $11.52            $ 5.26        106,270    2008
                                                                           11.16             11.52        256,243    2007
                                                                           10.00             11.16         20,715    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.96            $ 6.45             --    2008
                                                                            9.86             10.96             --    2007
                                                                           10.00              9.86             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.45            $ 5.56             --    2008
                                                                            9.40             10.45             --    2007
                                                                           10.00              9.40             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.86            $10.45        107,109    2008
                                                                           10.14             10.86             --    2007
                                                                           10.00             10.14          2,331    2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $11.03            $ 6.80             --    2008
                                                                           11.11             11.03             --    2007
                                                                           10.00             11.11             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.92            $ 9.36        456,063    2008
                                                                           10.44             11.92        463,121    2007
                                                                           10.00             10.44         46,865    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.63            $ 6.14             --    2008
                                                                           10.06             10.63             --    2007
                                                                           10.00             10.06             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.63            $ 5.63             --    2008
                                                                            9.96              9.63             --    2007
                                                                           10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.70            $ 6.93             --    2008
                                                                                 10.18             11.70             --    2007
                                                                                 10.00             10.18             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.35            $ 6.22         45,254    2008
   Class B                                                                       10.56             12.35        102,656    2007
                                                                                 10.00             10.56         11,077    2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.14            $ 7.23         38,682    2008
                                                                                 10.21             10.14         86,069    2007
                                                                                 10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.50            $ 9.54             --    2008
                                                                                 10.11             10.50             --    2007
                                                                                 10.00             10.11             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.88            $ 7.73             --    2008
                                                                                  9.96             10.88             --    2007
                                                                                 10.00              9.96             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.65            $ 7.70             --    2008
                                                                                 10.56             10.65             --    2007
                                                                                 10.00             10.56             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $12.17            $ 6.92         40,875    2008
                                                                                 10.32             12.17             --    2007
                                                                                 10.00             10.32             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.03            $ 7.10        180,820    2008
                                                                                 10.38             11.03        170,950    2007
                                                                                 10.00             10.38          6,326    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.74            $ 6.58          3,446    2008
                                                                                 10.24             11.74         92,816    2007
                                                                                 10.00             10.24          7,915    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.58            $ 6.07             --    2008
                                                                                 10.14             10.58             --    2007
                                                                                 10.00             10.14             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $10.87            $ 6.08          2,989    2008
                                                                                 10.98             10.87         79,558    2007
                                                                                 10.00             10.98             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $11.53            $ 6.55             --    2008
                                                                                 10.55             11.53             --    2007
                                                                                 10.00             10.55             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.47            $ 6.43             --    2008
                                                                                 10.07             12.47             --    2007
                                                                                 10.00             10.07             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $10.06            $ 9.50             --    2008
                                                                                 10.00             10.06         84,441    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $11.04            $ 6.52             --    2008
                                                                                  9.78             11.04         38,391    2007
                                                                                 10.00              9.78             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.90            $ 5.19              --   2008
                                                                                   10.57             10.90              --   2007
                                                                                   10.00             10.57              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.21            $ 7.71       1,660,801   2008
                                                                                   11.05             11.21       1,670,066   2007
                                                                                   10.00             11.05         176,710   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.20         277,963   2008
                                                                                   10.00              9.89         236,786   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.99            $ 6.76         102,529   2008
                                                                                   10.86             10.99           2,942   2007
                                                                                   10.00             10.86           7,509   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.01            $ 6.21           4,333   2008
                                                                                   11.00             11.01              --   2007
                                                                                   10.00             11.00              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.74            $ 7.70              --   2008
                                                                                   10.90             11.74              --   2007
                                                                                   10.00             10.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.60            $ 9.83              --   2008
                                                                                   10.34             10.60              --   2007
                                                                                   10.00             10.34          15,739   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.90            $ 6.63              --   2008
                                                                                    9.90             10.90          38,648   2007
                                                                                   10.00              9.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.44            $10.44          33,555   2008
                                                                                   10.17             10.44          35,627   2007
                                                                                   10.00             10.17           3,211   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.74            $ 6.66              --   2008
                                                                                   10.43             10.74              --   2007
                                                                                   10.00             10.43              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.13            $ 6.34          23,337   2008
                                                                                   12.16             10.13              --   2007
                                                                                   10.00             12.16              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.13            $ 6.81              --   2008
                                                                                   10.83             11.13          56,572   2007
                                                                                   10.00             10.83              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.93            $ 6.06              --   2008
                                                                                    9.92              9.93              --   2007
                                                                                   10.00              9.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $11.54            $ 7.98              --   2008
                                                                                   10.56             11.54              --   2007
                                                                                   10.00             10.56              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.53            $ 7.96       1,821,154   2008
                                                                                   10.57             11.53       1,906,826   2007
                                                                                   10.00             10.57         268,531   2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $11.41            $ 7.13              --   2008
                                                                                   10.80             11.41              --   2007
                                                                                   10.00             10.80              --   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                  $10.00            $ 6.42             --    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                          $10.00            $ 6.56         43,161    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                $10.00            $ 7.00             --    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.58         91,991    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.45        113,716    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22        154,418    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86         41,512    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63         36,499    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.56         64,996    2008
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $10.83            $ 6.67             --    2008
                                                                                 10.73             10.83             --    2007
                                                                                 10.00             10.73             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.34            $ 9.31         60,375    2008
                                                                                 10.51             11.34         51,467    2007
                                                                                 10.00             10.51             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.92            $ 7.58        110,551    2008
                                                                                 10.42             13.92         76,604    2007
                                                                                 10.00             10.42          7,792    2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.11            $ 5.87             --    2008
                                                                                 10.30             10.11             --    2007
                                                                                 10.00             10.30             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.95            $ 6.33          4,796    2008
                                                                                 10.64              9.95          4,727    2007
                                                                                 10.00             10.64             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.86             --    2008
                                                                                 10.71              9.45             --    2007
                                                                                 10.00             10.71             --    2006
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.12            $ 6.86             --    2008
                                                                                 10.25             11.12             --    2007
                                                                                 10.00             10.25             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.43            $ 7.46             --    2008
                                                                                 10.62             11.43             --    2007
                                                                                 10.00             10.62             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $10.03            $ 5.93             --    2008
                                                                                 10.03             10.03             --    2007
                                                                                 10.00             10.03             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.83            $ 8.23        144,648    2008
                                                                                 10.66             10.83        160,618    2007
                                                                                 10.00             10.66          8,494    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.15            $ 9.22             --    2008
                                                                                 12.15             15.15             --    2007
                                                                                 10.00             12.15             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $10.89            $ 6.00         94,615    2008
                                                                              10.16             10.89         70,238    2007
                                                                              10.00             10.16          1,944    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $11.31            $ 6.01             --    2008
                                                                              10.57             11.31             --    2007
                                                                              10.00             10.57             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $10.96            $ 6.40         66,117    2008
                                                                              10.68             10.96             --    2007
                                                                              10.00             10.68         17,124    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $10.88            $ 6.53        151,302    2008
                                                                               9.93             10.88             --    2007
                                                                              10.00              9.93             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.57            $ 5.80         26,489    2008
                                                                               9.59              9.57         67,667    2007
                                                                              10.00              9.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.94            $ 4.94             --    2008
                                                                              10.76              9.94             --    2007
                                                                              10.00             10.76            548    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.95            $ 9.00             --    2008
                                                                              10.35             10.95             --    2007
                                                                              10.00             10.35             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.61            $ 7.94         37,349    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48          7,756    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.36            $13.04         20,990    2008
                                                                              10.59             11.36         75,331    2007
                                                                              10.00             10.59          6,087    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.71            $10.43        217,968    2008
                                                                              10.20             10.71        489,280    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.97            $11.24         61,137    2008
                                                                              10.31             10.97         77,697    2007
                                                                              10.00             10.31         31,479    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.35            $ 6.73             --    2008
                                                                              10.54             11.35         73,779    2007
                                                                              10.00             10.54         13,889    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.91            $ 6.66             --    2008
                                                                              10.00             10.91             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.80            $ 6.32         23,107    2008
                                                                               9.55             13.80         15,792    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.79            $ 6.70             --    2008
                                                                              10.23             11.79             --    2007
                                                                              10.00             10.23             --    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.71            $ 7.34        65,842     2008
                                                          10.00              9.71        57,052     2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $10.90            $ 5.42            --     2008
                                                           9.55             10.90            --     2007
                                                          10.00              9.55            --     2006
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $10.42            $ 6.54            --     2008
                                                          10.91             10.42        99,548     2007
                                                          10.00             10.91         3,006     2006
--------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Single Annuitant contracts) Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $10.51            $ 4.95             --    2008
                                                                           10.59             10.51             --    2007
                                                                           10.00             10.59             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.80            $ 6.08             --    2008
                                                                            9.85             10.80             --    2007
                                                                           10.00              9.85             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.40            $ 7.80             --    2008
                                                                           10.77             11.40             --    2007
                                                                           10.00             10.77             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $12.32            $ 7.18         52,487    2008
                                                                           10.99             12.32         90,386    2007
                                                                           10.00             10.99         50,350    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.17            $ 6.95             --    2008
                                                                           10.00             10.17             --    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.99            $ 6.17             --    2008
                                                                           10.21             11.99             --    2007
                                                                           10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $11.33            $ 6.58         38,294    2008
                                                                           11.03             11.33             --    2007
                                                                           10.00             11.03             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $11.55            $ 5.28         95,066    2008
                                                                           11.17             11.55        224,535    2007
                                                                           10.00             11.17        115,469    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.98            $ 6.47             --    2008
                                                                            9.87             10.98             --    2007
                                                                           10.00              9.87             --    2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.48            $ 5.58             --    2008
                                                                            9.41             10.48             --    2007
                                                                           10.00              9.41             --    2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.88            $10.49        129,503    2008
                                                                           10.15             10.88             --    2007
                                                                           10.00             10.15         22,264    2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $11.06            $ 6.83             --    2008
                                                                           11.12             11.06             --    2007
                                                                           10.00             11.12             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.95            $ 9.40        312,236    2008
                                                                           10.45             11.95        366,112    2007
                                                                           10.00             10.45        180,441    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.65            $ 6.17             --    2008
                                                                           10.07             10.65             --    2007
                                                                           10.00             10.07             --    2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.65            $ 5.65             --    2008
                                                                            9.97              9.65             --    2007
                                                                           10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.73            $ 6.95             --    2008
                                                                                 10.19             11.73             --    2007
                                                                                 10.00             10.19             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.39            $ 6.25         40,347    2008
   Class B                                                                       10.00             10.57         61,613    2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.17            $ 7.26         46,959    2008
                                                                                 10.21             10.17        102,946    2007
                                                                                 10.00             10.21             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.53            $ 9.58             --    2008
                                                                                 10.12             10.53             --    2007
                                                                                 10.00             10.12             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.91            $ 7.76             --    2008
                                                                                  9.97             10.91             --    2007
                                                                                 10.00              9.97             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.68            $ 7.73             --    2008
                                                                                 10.57             10.68             --    2007
                                                                                 10.00             10.57             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $12.21            $ 6.95         36,659    2008
                                                                                 10.33             12.21             --    2007
                                                                                 10.00             10.33             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.06            $ 7.13        106,359    2008
                                                                                 10.39             11.06        106,299    2007
                                                                                 10.00             10.39         31,706    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.77            $ 6.61         37,321    2008
                                                                                 10.25             11.77        110,740    2007
                                                                                 10.00             10.25         50,181    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.61            $ 6.09             --    2008
                                                                                 10.15             10.61             --    2007
                                                                                 10.00             10.15             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $10.90            $ 6.11         32,226    2008
                                                                                 10.99             10.90         95,037    2007
                                                                                 10.00             10.99             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $11.56            $ 6.58             --    2008
                                                                                 10.56             11.56             --    2007
                                                                                 10.00             10.56             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.50            $ 6.45             --    2008
                                                                                 10.08             12.50             --    2007
                                                                                 10.00             10.08             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $10.07            $ 9.52             --    2008
                                                                                 10.00             10.07         74,347    2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $11.06            $ 6.54             --    2008
                                                                                  9.79             11.06         33,605    2007
                                                                                 10.00              9.79             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                             $10.92            $ 5.21             --    2008
                                                                                 10.58             10.92             --    2007
                                                                                 10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.24            $ 7.75       2,313,905   2008
                                                                                   11.06             11.24       2,322,190   2007
                                                                                   10.00             11.06       1,224,934   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.22              --   2008
                                                                                   10.00              9.90              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.02            $ 6.79          92,234   2008
                                                                                   10.87             11.02          33,833   2007
                                                                                   10.00             10.87          47,716   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.04            $ 6.23          47,182   2008
                                                                                   11.01             11.04              --   2007
                                                                                   10.00             11.01              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.77            $ 7.73              --   2008
                                                                                   10.92             11.77              --   2007
                                                                                   10.00             10.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.62            $ 9.87              --   2008
                                                                                   10.35             10.62              --   2007
                                                                                   10.00             10.35          87,613   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.93            $ 6.66              --   2008
                                                                                    9.91             10.93          33,872   2007
                                                                                   10.00              9.91              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.47            $10.48          58,722   2008
                                                                                   10.18             10.47          23,906   2007
                                                                                   10.00             10.18          17,880   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.77            $ 6.68              --   2008
                                                                                   10.44             10.77              --   2007
                                                                                   10.00             10.44              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.15            $ 6.36          20,701   2008
                                                                                   12.18             10.15              --   2007
                                                                                   10.00             12.18              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.16            $ 6.84              --   2008
                                                                                   10.84             11.16          49,604   2007
                                                                                   10.00             10.84              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $ 9.96            $ 6.09              --   2008
                                                                                    9.93              9.96              --   2007
                                                                                   10.00              9.93              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.56            $ 8.00       2,289,496   2008
                                                                                   10.58             11.56       2,514,143   2007
                                                                                   10.00             10.58       1,425,470   2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $11.43            $ 7.16              --   2008
                                                                                   10.81             11.43              --   2007
                                                                                   10.00             10.81              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.42              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.56          39,048   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.01              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                       $10.00            $ 7.58          83,182   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                             $10.00            $ 7.45         102,094   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                   $10.00            $ 7.23         139,414   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86         36,944    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63         32,825    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.56         58,413    2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.37            $ 9.35         27,923    2008
                                                                                 10.52             11.37         27,479    2007
                                                                                 10.00             10.52          1,491    2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.96            $ 7.61         99,188    2008
                                                                                 10.43             13.96         66,881    2007
                                                                                 10.00             10.43         43,306    2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.14            $ 5.90             --    2008
                                                                                 10.31             10.14             --    2007
                                                                                 10.00             10.31             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.96            $ 6.35         26,397    2008
                                                                                 10.65              9.96         26,694    2007
                                                                                 10.00             10.65         18,416    2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.46            $ 5.88             --    2008
                                                                                 10.72              9.46             --    2007
                                                                                 10.00             10.72             --    2006
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.15            $ 6.88             --    2008
                                                                                 10.26             11.15             --    2007
                                                                                 10.00             10.26             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.46            $ 7.49             --    2008
                                                                                 10.63             11.46             --    2007
                                                                                 10.00             10.63             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.86            $ 8.26        195,199    2008
                                                                                 10.67             10.86        203,929    2007
                                                                                 10.00             10.67        107,883    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.19            $ 9.25             --    2008
                                                                                 12.16             15.19             --    2007
                                                                                 10.00             12.16             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.92            $ 6.03        126,692    2008
                                                                                 10.17             10.92        110,057    2007
                                                                                 10.00             10.17         18,528    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.34            $ 6.04             --    2008
                                                                                 10.58             11.34             --    2007
                                                                                 10.00             10.58             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.99            $ 6.42         59,141    2008
                                                                                 10.69             10.99             --    2007
                                                                                 10.00             10.69        108,746    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.90            $ 6.55        135,890    2008
                                                                                  9.94             10.90             --    2007
                                                                                 10.00              9.94             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   $ 9.60            $ 5.83         39,770    2008
                                                                                  9.60              9.60         80,790    2007
                                                                                 10.00              9.60             --    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.97            $ 4.96             --    2008
                                                                              10.77              9.97             --    2007
                                                                              10.00             10.77         45,034    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.98            $ 9.04             --    2008
                                                                              10.36             10.98             --    2007
                                                                              10.00             10.36             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.64            $ 7.97         44,881    2008
                                                                              10.49             10.64             --    2007
                                                                              10.00             10.49         49,249    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.39            $13.09         18,717    2008
                                                                              10.60             11.39         66,292    2007
                                                                              10.00             10.60         33,852    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.73            $10.47        263,298    2008
                                                                              10.21             10.73        572,406    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.99            $11.28         54,736    2008
                                                                              10.32             10.99         68,275    2007
                                                                              10.00             10.32        175,186    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.38            $ 6.75             --    2008
                                                                              10.55             11.38         64,791    2007
                                                                              10.00             10.55         77,352    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.93            $ 6.69             --    2008
                                                                              10.01             10.93             --    2007
                                                                              10.00             10.01             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.83            $ 6.34         20,456    2008
                                                                               9.56             13.83         13,733    2007
                                                                              10.00              9.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.82            $ 6.72             --    2008
                                                                              10.24             11.82             --    2007
                                                                              10.00             10.24             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.72            $ 7.36             --    2008
                                                                              10.00              9.72             --    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.92            $ 5.44             --    2008
                                                                               9.56             10.92             --    2007
                                                                              10.00              9.56             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.44            $ 6.57             --    2008
                                                                              10.92             10.44         87,574    2007
                                                                              10.00             10.92         16,768    2006
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Single Annuitants) Elected




                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $10.48            $ 4.66            --     2008
                                                                                 10.58             10.48            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.77            $ 6.15            --     2008
                                                                                  9.84             10.77            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $11.37            $ 7.21            --     2008
                                                                                 10.75             11.37            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $12.29            $ 6.45        10,989     2008
                                                                                 10.98             12.29        16,304     2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.17            $ 6.93            --     2008
                                                                                 10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $11.96            $ 5.97            --     2008
                                                                                 10.20             11.96            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $11.30            $ 5.93            --     2008
                                                                                 11.02             11.30            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $11.52            $ 4.69        20,158     2008
                                                                                 11.16             11.52        41,094     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.96            $ 6.53            --     2008
                                                                                  9.86             10.96            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.45            $ 5.95            --     2008
                                                                                  9.40             10.45            --     2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.86            $10.25        17,833     2008
                                                                                 10.14             10.86            --     2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $11.03            $ 6.12            --     2008
                                                                                 11.11             11.03            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $11.92            $ 8.94        82,146     2008
                                                                                 10.44             11.92        69,670     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.63            $ 6.09            --     2008
                                                                                 10.06             10.63            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.63            $ 5.64            --     2008
                                                                                  9.96              9.63            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.70            $ 6.75            --     2008
                                                                                 10.18             11.70            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $12.35            $ 5.82         8,172     2008
   Class B                                                                       10.56             12.35        15,632     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.14            $ 7.06         6,463     2008
                                                                                 10.21             10.14        12,097     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.50            $ 9.40            --     2008
                                                                                 10.11             10.50            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.88            $ 7.72            --     2008
                                                                                  9.96             10.88            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $10.65            $ 7.25             --    2008
                                                                                   10.56             10.65             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $12.17            $ 6.70          7,109    2008
                                                                                   10.32             12.17             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $11.03            $ 6.84         28,696    2008
                                                                                   10.38             11.03         26,675    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.74            $ 6.40             --    2008
                                                                                   10.24             11.74         13,111    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $10.58            $ 5.94             --    2008
                                                                                   10.14             10.58             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.87            $ 5.53             --    2008
                                                                                   10.98             10.87         12,040    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $11.53            $ 6.21             --    2008
                                                                                   10.55             11.53             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $12.47            $ 6.35             --    2008
                                                                                   10.07             12.47             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.06            $ 9.47             --    2008
                                                                                   10.00             10.06         12,017    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.04            $ 6.69             --    2008
                                                                                    9.78             11.04          5,308    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.90            $ 4.89             --    2008
                                                                                   10.57             10.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.21            $ 6.96        189,364    2008
                                                                                   11.05             11.21        193,183    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.19         38,292    2008
                                                                                   10.00              9.89         38,982    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.99            $ 6.18         18,908    2008
                                                                                   10.86             10.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.01            $ 5.60             --    2008
                                                                                   11.00             11.01             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $11.74            $ 7.05             --    2008
                                                                                   10.90             11.74             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.60            $ 9.46             --    2008
                                                                                   10.34             10.60             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.90            $ 6.69             --    2008
                                                                                    9.90             10.90          5,435    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.44            $10.23             --    2008
                                                                                   10.17             10.44             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.74            $ 6.38             --    2008
                                                                                   10.43             10.74             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.13            $ 5.19          4,740    2008
                                                                                   12.16             10.13             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $11.13            $ 6.28             --    2008
                                                                                   10.83             11.13          8,695    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                       $ 9.93            $ 6.12             --    2008
                                                                                  9.92              9.93             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                           $11.54            $ 7.52             --    2008
                                                                                 10.56             11.54             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                           $11.53            $ 7.50        209,793    2008
                                                                                 10.57             11.53        185,364    2007
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                            $11.41            $ 6.59             --    2008
                                                                                 10.80             11.41             --    2007
-------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                  $10.00            $ 6.41             --    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                          $10.00            $ 6.56          7,280    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                $10.00            $ 7.00             --    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.57         15,503    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.45         19,152    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22         26,062    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86          6,989    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63          6,166    2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.55         10,939    2008
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                              $10.83            $ 6.21             --    2008
                                                                                 10.73             10.83             --    2007
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $11.34            $ 8.82         67,346    2008
                                                                                 10.51             11.34         70,780    2007
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.92            $ 7.30         19,353    2008
                                                                                 10.42             13.92         11,263    2007
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $10.11            $ 5.71             --    2008
                                                                                 10.30             10.11             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.95            $ 6.31             --    2008
                                                                                 10.64              9.95             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.85             --    2008
                                                                                 10.71              9.45             --    2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.12            $ 6.67             --    2008
                                                                                 10.25             11.12             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.43            $ 7.01             --    2008
                                                                                 10.62             11.43             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.83            $ 7.70         13,487    2008
                                                                                 10.66             10.83         15,297    2007
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $15.15            $ 7.59             --    2008
                                                                                 12.15             15.15             --    2007
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.89            $ 5.56         21,830    2008
                                                                                 10.16             10.89         18,552    2007
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.31            $ 5.90             --    2008
                                                                                 10.57             11.31             --    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $10.96            $ 6.03        11,834     2008
                                                                              10.68             10.96            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $10.88            $ 6.11        27,267     2008
                                                                               9.93             10.88            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.57            $ 5.82         4,177     2008
                                                                               9.59              9.57         9,296     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.94            $ 5.12            --     2008
                                                                              10.76              9.94            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.95            $ 8.69            --     2008
                                                                              10.35             10.95            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.61            $ 7.54         6,417     2008
                                                                              10.48             10.61            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.36            $12.20         3,777     2008
                                                                              10.59             11.36        11,473     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.71            $10.19        36,387     2008
                                                                              10.20             10.71        69,009     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.97            $10.83        10,671     2008
                                                                              10.31             10.97        11,444     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $11.35            $ 6.37            --     2008
                                                                              10.54             11.35        11,059     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.91            $ 6.64            --     2008
                                                                              10.00             10.91            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.80            $ 6.87         3,607     2008
                                                                               9.55             13.80         2,062     2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.79            $ 6.52            --     2008
                                                                              10.23             11.79            --     2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.71            $ 7.32        11,059     2008
                                                                              10.00              9.71        10,646     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $10.90            $ 5.65            --     2008
                                                                               9.55             10.90            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $10.42            $ 5.96            --     2008
                                                                              10.91             10.42        15,545     2007
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Joint Annuitants) Elected




                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.70            $ 4.92             --    2008
                                                                                 10.00              9.70             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $ 9.72            $ 6.04             --    2008
                                                                                 10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $ 9.69            $ 7.75             --    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $ 9.65            $ 7.13         18,275    2008
                                                                                 10.00              9.65         31,652    2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $ 9.78            $ 6.93         34,230    2008
                                                                                 10.00              9.78         33,404    2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $ 9.82            $ 6.13             --    2008
                                                                                 10.00              9.82             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $ 9.72            $ 6.53             --    2008
                                                                                 10.00              9.72             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $ 9.52            $ 5.25         33,081    2008
                                                                                 10.00              9.52         78,524    2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $ 9.79            $ 6.43             --    2008
                                                                                 10.00              9.79             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $ 9.75            $ 5.54             --    2008
                                                                                 10.00              9.75             --    2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.16            $10.42         32,319    2008
                                                                                 10.00             10.16             --    2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.63            $ 6.79             --    2008
                                                                                 10.00              9.63             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.90            $ 9.34        338,144    2008
                                                                                 10.00              9.90        414,578    2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 9.74            $ 6.13             --    2008
                                                                                 10.00              9.74             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.69            $ 5.61             --    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 9.71            $ 6.91             --    2008
                                                                                 10.00              9.71             --    2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 9.64            $ 6.21         14,082    2008
   Class B                                                                       10.00              9.64         31,458    2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.02            $ 7.21         11,635    2008
                                                                                 10.00             10.02         25,766    2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.58            $ 9.52             --    2008
                                                                                 10.00              9.58             --    2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 9.69            $ 7.71             --    2008
                                                                                 10.00              9.69             --    2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $ 9.99            $ 7.68             --    2008
                                                                                   10.00              9.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $ 9.85            $ 6.90         12,758    2008
                                                                                   10.00              9.85             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.83            $ 7.09        132,012    2008
                                                                                   10.00              9.83        121,849    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.80            $ 6.56             --    2008
                                                                                   10.00              9.80         27,700    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.36            $ 6.05             --    2008
                                                                                   10.00              9.36             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.64            $ 6.06             --    2008
                                                                                   10.00              9.64         23,715    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.73            $ 6.54             --    2008
                                                                                   10.00              9.73             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.72            $ 6.41             --    2008
                                                                                   10.00              9.72             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.48             --    2008
                                                                                   10.00             10.09         26,051    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.78            $ 6.50             --    2008
                                                                                   10.00              9.78         11,799    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.62            $ 5.18             --    2008
                                                                                   10.00              9.62             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.87            $ 7.69        757,645    2008
                                                                                   10.00              9.87        773,742    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.73            $ 6.20         74,602    2008
                                                                                   10.00              9.73         32,765    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.69            $ 6.74         31,898    2008
                                                                                   10.00              9.69             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.64            $ 6.19             --    2008
                                                                                   10.00              9.64             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.82            $ 7.68             --    2008
                                                                                   10.00              9.82             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.11            $ 9.81             --    2008
                                                                                   10.00             10.11             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.75            $ 6.61             --    2008
                                                                                   10.00              9.75         11,893    2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.02            $10.41         24,297    2008
                                                                                   10.00             10.02             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.79            $ 6.64             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 9.01            $ 6.32          7,274    2008
                                                                                   10.00              9.01             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 9.69            $ 6.79             --    2008
                                                                                   10.00              9.69         17,392    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.62            $ 6.04             --    2008
                                                                                10.00              9.62             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $ 9.82            $ 7.94        726,816    2008
                                                                                10.00              9.82        809,376    2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $ 9.77            $ 7.11             --    2008
                                                                                10.00              9.77             --    2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.41             --    2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.56         13,419    2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.00             --    2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.57         28,550    2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.45         35,246    2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.22         47,997    2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.86         12,844    2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.63         11,339    2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.56         20,142    2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $ 9.84            $ 9.28         20,693    2008
                                                                                10.00              9.84         18,124    2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $ 9.93            $ 7.56         34,429    2008
                                                                                10.00              9.93         23,594    2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $ 9.71            $ 5.86             --    2008
                                                                                10.00              9.71             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.68            $ 5.85             --    2008
                                                                                10.00              9.68             --    2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $ 9.79            $ 6.84             --    2008
                                                                                10.00              9.79             --    2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $ 9.74            $ 7.44             --    2008
                                                                                10.00              9.74             --    2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $ 9.85            $ 8.21         41,796    2008
                                                                                10.00              9.85         38,709    2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $ 9.83            $ 9.19             --    2008
                                                                                10.00              9.83             --    2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.84            $ 5.99        120,322    2008
                                                                                10.00              9.84         55,315    2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $ 9.71            $ 5.99             --    2008
                                                                                10.00              9.71             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $ 9.69            $ 6.38         20,576    2008
                                                                                10.00              9.69             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.68            $ 6.51         47,059    2008
                                                                                10.00              9.68             --    2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.63            $ 5.79          7,762    2008
                                                                                10.00              9.63         20,186    2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.63            $ 4.92             --    2008
                                                                              10.00              9.63             --    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.99            $ 8.98             --    2008
                                                                              10.00              9.99             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.03            $ 7.92         11,272    2008
                                                                              10.00             10.03             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.23            $13.00          6,542    2008
                                                                              10.00             10.23         23,296    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.07            $10.40         65,582    2008
                                                                              10.00             10.07        146,876    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.13            $11.21         18,988    2008
                                                                              10.00             10.13         24,000    2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.65            $ 6.71             --    2008
                                                                              10.00              9.65         22,677    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.77            $ 6.64             --    2008
                                                                              10.00              9.77             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $10.13            $ 6.30          7,178    2008
                                                                              10.00             10.13          4,862    2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.73            $ 7.33          6,820    2008
                                                                              10.00              9.73          6,745    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.50            $ 6.52             --    2008
                                                                              10.00              9.50         30,562    2007
----------------------------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected




                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                $ 9.70            $ 4.60              --   2008
                                                                                10.00              9.70              --   2007
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                        $ 9.72            $ 5.51              --   2008
                                                                                10.00              9.72              --   2007
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                 $ 9.69            $ 6.67           9,504   2008
                                                                                10.00              9.69              --   2007
------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                       $ 9.65            $ 5.65         192,642   2008
                                                                                10.00              9.65          10,033   2007
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B              $ 9.78            $ 6.73         259,826   2008
                                                                                10.00              9.78           8,854   2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                $ 9.82            $ 5.09              --   2008
                                                                                10.00              9.82              --   2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                     $ 9.72            $ 5.68              --   2008
                                                                                10.00              9.72              --   2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                   $ 9.52            $ 4.38         285,482   2008
                                                                                10.00              9.52          23,171   2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                      $ 9.79            $ 5.80              --   2008
                                                                                10.00              9.79              --   2007
------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                      $ 9.75            $ 5.22           1,244   2008
                                                                                10.00              9.75              --   2007
------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                     $10.16            $ 9.85         300,201   2008
                                                                                10.00             10.16              --   2007
------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                          $ 9.63            $ 5.99           8,342   2008
                                                                                10.00              9.63              --   2007
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                    $ 9.90            $ 7.84       1,065,747   2008
                                                                                10.00              9.90          24,931   2007
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                     $ 9.74            $ 5.68              --   2008
                                                                                10.00              9.74              --   2007
------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                  $ 9.69            $ 5.71             467   2008
                                                                                10.00              9.69              --   2007
------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                     $ 9.71            $ 5.80          27,284   2008
                                                                                10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --        $ 9.64            $ 4.89         157,521   2008
   Class B                                                                      10.00              9.64          10,054   2007
------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $10.02            $ 7.19         101,407   2008
                                                                                10.00             10.02           3,702   2007
------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            $ 9.58            $ 8.77              --   2008
                                                                                10.00              9.58              --   2007
------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                           $ 9.69            $ 6.93              --   2008
                                                                                10.00              9.69              --   2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $ 9.99            $ 7.28           2,334   2008
                                                                                   10.00              9.99              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $ 9.85            $ 5.64         115,568   2008
                                                                                   10.00              9.85              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.83            $ 6.38         185,423   2008
                                                                                   10.00              9.83          16,206   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.80            $ 5.53          78,832   2008
                                                                                   10.00              9.80           8,453   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.36            $ 5.41              --   2008
                                                                                   10.00              9.36              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.64            $ 5.43           7,911   2008
                                                                                   10.00              9.64           7,179   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.73            $ 5.57           1,015   2008
                                                                                   10.00              9.73              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.72            $ 5.05              --   2008
                                                                                   10.00              9.72              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.60          16,485   2008
                                                                                   10.00             10.09           3,684   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.78            $ 5.82           4,945   2008
                                                                                   10.00              9.78           2,740   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.61            $ 4.62              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.87            $ 6.84       1,396,797   2008
                                                                                   10.00              9.87          25,587   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.73            $ 6.15         683,959   2008
                                                                                   10.00              9.73          42,614   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.68            $ 6.00         269,677   2008
                                                                                   10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.64            $ 5.48          17,240   2008
                                                                                   10.00              9.64              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.82            $ 6.49          10,238   2008
                                                                                   10.00              9.82              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.11            $ 9.46           4,639   2008
                                                                                   10.00             10.11              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.75            $ 5.97          19,186   2008
                                                                                   10.00              9.75           2,730   2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.02            $10.09          54,081   2008
                                                                                   10.00             10.02              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.79            $ 6.11              --   2008
                                                                                   10.00              9.79              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 9.01            $ 5.68          79,986   2008
                                                                                   10.00              9.01              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 9.69            $ 5.98           1,935   2008
                                                                                   10.00              9.69           5,767   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.62            $ 5.92           1,209   2008
                                                                                10.00              9.62              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $ 9.82            $ 6.83       1,966,837   2008
                                                                                10.00              9.82          50,433   2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $ 9.77            $ 6.16          14,239   2008
                                                                                10.00              9.77              --   2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.43              --   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.58          92,242   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.02          14,161   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.59         221,283   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.47         264,832   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.24         371,506   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.88         108,782   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.65          78,694   2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.58         172,113   2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $ 9.84            $ 8.14          69,421   2008
                                                                                10.00              9.84              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $ 9.93            $ 5.45         360,233   2008
                                                                                10.00              9.93           8,400   2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $ 9.71            $ 5.69              --   2008
                                                                                10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.68            $ 6.05              --   2008
                                                                                10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $ 9.79            $ 6.08              --   2008
                                                                                10.00              9.79              --   2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $ 9.74            $ 6.41              --   2008
                                                                                10.00              9.74              --   2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $ 9.84            $ 7.54          97,336   2008
                                                                                10.00              9.84              --   2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $ 9.83            $ 6.03           6,137   2008
                                                                                10.00              9.83              --   2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.83            $ 5.46          84,971   2008
                                                                                10.00              9.83           1,269   2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $ 9.71            $ 5.20          12,333   2008
                                                                                10.00              9.71              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $ 9.69            $ 5.70         190,223   2008
                                                                                10.00              9.69              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.68            $ 5.86         406,281   2008
                                                                                10.00              9.68              --   2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.63            $ 5.89          80,432   2008
                                                                                10.00              9.63           4,966   2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                 $ 9.63            $ 4.82              --   2008
                                                                                10.00              9.63              --   2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.99            $ 8.28             --    2008
                                                                              10.00              9.99             --    2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.03            $ 7.56        103,931    2008
                                                                              10.00             10.03             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.23            $11.83         76,134    2008
                                                                              10.00             10.23          3,648    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.07            $ 9.88        624,463    2008
                                                                              10.00             10.07         22,148    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.13            $10.46        281,772    2008
                                                                              10.00             10.13          3,678    2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.65            $ 5.76          6,306    2008
                                                                              10.00              9.65          6,336    2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.77            $ 6.01             --    2008
                                                                              10.00              9.77             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $10.13            $ 4.67         85,527    2008
                                                                              10.00             10.13          2,157    2007
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.75            $ 5.58             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.73            $ 7.41          3,111    2008
                                                                              10.00              9.73             --    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.50            $ 6.01         18,625    2008
                                                                              10.00              9.50          7,790    2007
----------------------------------------------------------------------------------------------------------------------------

   Lifetime Income Plus 2008 and the Enhanced Payment Benefit Option Elected



                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                          $ 9.65            $ 5.64         19,867    2008
                                                                                   10.00              9.65             --    2007
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                 $ 9.78            $ 6.72         15,073    2008
                                                                                   10.00              9.78             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                      $ 9.52            $ 4.37         30,908    2008
                                                                                   10.00              9.52             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                         $ 9.75            $ 5.22             57    2008
                                                                                   10.00              9.75             --    2007
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $10.16            $ 9.84         17,788    2008
                                                                                   10.00             10.16             --    2007
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                       $ 9.90            $ 7.82        142,009    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --           $ 9.64            $ 4.89         16,133    2008
   Class B                                                                         10.00              9.64             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $10.02            $ 7.18          5,988    2008
                                                                                   10.00             10.02             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $ 9.85            $ 5.63         10,967    2008
                                                                                   10.00              9.85             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.83            $ 6.37          3,155    2008
                                                                                   10.00              9.83             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.80            $ 5.53          4,929    2008
                                                                                   10.00              9.80             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.36            $ 5.40            464    2008
                                                                                   10.00              9.36             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.73            $ 5.56            203    2008
                                                                                   10.00              9.73             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.58            245    2008
                                                                                   10.00             10.09             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.87            $ 6.83         20,692    2008
                                                                                   10.00              9.87             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.73            $ 6.14         32,834    2008
                                                                                   10.00              9.73             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.68            $ 5.99         27,592    2008
                                                                                   10.00              9.68             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.64            $ 5.47            397    2008
                                                                                   10.00              9.64             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                              $10.11            $ 9.44         4,005     2008
                                                                              10.00             10.11            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              $ 9.01            $ 5.67        10,390     2008
                                                                              10.00              9.01            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        $ 9.81            $ 6.82        68,656     2008
                                                                              10.00              9.81            --     2007
----------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         $ 9.77            $ 6.15           813     2008
                                                                              10.00              9.77            --     2007
----------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                               $10.00            $ 6.43            --     2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                       $10.00            $ 6.57         9,209     2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                             $10.00            $ 7.02            --     2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                  $10.00            $ 7.59        24,391     2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                        $10.00            $ 7.46        29,063     2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                              $10.00            $ 7.24        40,433     2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                   $10.00            $ 6.87        11,719     2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                $10.00            $ 7.64         7,735     2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund              $10.00            $10.58         9,533     2008
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       $ 9.84            $ 8.13         2,254     2008
                                                                              10.00              9.84            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          $ 9.93            $ 5.44        39,690     2008
                                                                              10.00              9.93            --     2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $ 9.84            $ 7.52         2,586     2008
                                                                              10.00              9.84            --     2007
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $ 9.83            $ 6.02         3,859     2008
                                                                              10.00              9.83            --     2007
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 9.83            $ 5.46         7,517     2008
                                                                              10.00              9.83            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 9.70            $ 5.19           223     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 9.69            $ 5.69        19,637     2008
                                                                              10.00              9.69            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 9.68            $ 5.85        45,295     2008
                                                                              10.00              9.68            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.63            $ 5.88         8,772     2008
                                                                              10.00              9.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.03            $ 7.55         6,171     2008
                                                                              10.00             10.03            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.23            $11.81         3,820     2008
                                                                              10.00             10.23            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.07            $ 9.87        35,866     2008
                                                                              10.00             10.07            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $10.13            $10.44        11,822     2008
                                                                 10.00             10.13            --     2007
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.13            $ 4.67         7,103     2008
                                                                 10.00             10.13            --     2007
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 9.73            $ 7.40           718     2008
                                                                 10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         $ 9.50            $ 6.00         3,758     2008
                                                                 10.00              9.50            --     2007
---------------------------------------------------------------------------------------------------------------

   Lifetime Income Plus 2007 (for Joint Annuitants) and the Enhanced Payment
                            Benefit Option Elected



                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                          $12.23            $ 7.10          33,862   2008
                                                                                   10.00             12.23          59,848   2007
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                 $10.16            $ 6.92          35,949   2008
                                                                                   10.00             10.16          70,766   2007
---------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                      $11.47            $ 5.23          61,372   2008
                                                                                   10.00             11.47         148,806   2007
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $10.81            $10.38          59,848   2008
                                                                                   10.00             10.81              --   2007
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                       $11.87            $ 9.30         550,127   2008
                                                                                   10.00             11.87         578,443   2007
---------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --           $12.30            $ 6.18          26,092   2008
   Class B                                                                         10.00             12.30          59,581   2007
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                 $10.10            $ 7.18          21,610   2008
                                                                                   10.00             10.10          48,169   2007
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $12.12            $ 6.87          23,579   2008
                                                                                   10.00             12.12              --   2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $10.99            $ 7.06         155,377   2008
                                                                                   10.00             10.99         134,774   2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.17            $ 7.66         906,715   2008
                                                                                   10.00             11.17         819,598   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.88            $ 6.18         116,131   2008
                                                                                   10.00              9.88         160,214   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.95            $ 6.72          59,132   2008
                                                                                   10.00             10.95              --   2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.39            $10.37             805   2008
                                                                                   10.00             10.39              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.08            $ 6.29          13,368   2008
                                                                                   10.00             10.08              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.48            $ 7.91       1,424,594   2008
                                                                                   10.00             11.48       1,385,430   2007
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.41              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.55          24,752   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.00              --   2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                       $10.00            $ 7.57          52,730   2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                        $10.00            $ 7.44         65,044    2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                              $10.00            $ 7.22         88,578    2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                   $10.00            $ 6.86         23,772    2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                $10.00            $ 7.62         20,947    2008
----------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund              $10.00            $10.55         37,204    2008
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       $11.29            $ 9.24         65,738    2008
                                                                              10.00             11.29         43,108    2007
----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          $13.86            $ 7.53         63,730    2008
                                                                              10.00             13.86         44,377    2007
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $10.79            $ 8.18         86,129    2008
                                                                              10.00             10.79         69,026    2007
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $10.84            $ 5.96         66,506    2008
                                                                              10.00             10.84         54,762    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $10.92            $ 6.35         38,105    2008
                                                                              10.00             10.92             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $10.83            $ 6.48         87,249    2008
                                                                              10.00             10.83             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.53            $ 5.76         14,349    2008
                                                                              10.00              9.53         37,993    2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.56            $ 7.88         20,867    2008
                                                                              10.00             10.56             --    2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.31            $12.95         12,098    2008
                                                                              10.00             11.31         43,430    2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.66            $10.36        121,655    2008
                                                                              10.00             10.66        274,513    2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.92            $11.16         35,202    2008
                                                                              10.00             10.92         44,828    2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $13.74            $ 6.27         13,348    2008
                                                                              10.00             13.74          9,186    2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.69            $ 7.31         30,405    2008
                                                                              10.00              9.69         13,171    2007
----------------------------------------------------------------------------------------------------------------------------

      Payment Optimizer Plus 2006 (for Joint Annuitant contracts) Elected



                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
 AIM V.I. International Growth Fund -- Series II shares                      $15.93            $ 9.27         6,562     2008
                                                                              14.31             15.93         4,727     2007
                                                                              10.00             14.31         4,875     2006
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             $10.17            $ 6.95        10,959     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein Growth and Income Portfolio -- Class B                    $12.01            $ 6.98         3,456     2008
                                                                              11.70             12.01           330     2007
                                                                              10.00             11.70           323     2006
----------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein International Value Portfolio -- Class B                  $15.56            $ 7.11        12,083     2008
                                                                              15.10             15.56        10,970     2007
                                                                              10.00             15.10        10,460     2006
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------------------------------
 VP Inflation Protection Fund -- Class II                                    $10.74            $10.35        18,108     2008
                                                                              10.05             10.74            53     2007
                                                                              10.00             10.05            86     2006
----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
 BlackRock Global Allocation V.I. Fund -- Class III Shares                   $13.97            $10.99        16,592     2008
                                                                              12.22             13.97        11,418     2007
                                                                              10.00             12.22           768     2006
----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
----------------------------------------------------------------------------------------------------------------------------
 Columbia Marsico International Opportunities Fund, Variable Series          $17.12            $ 8.64         5,830     2008
   -- Class B                                                                 14.77             17.12         4,721     2007
                                                                              10.00             14.77         5,805     2006
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------
 VT Floating-Rate Income Fund                                                $10.38            $ 7.40         6,311     2008
                                                                              10.43             10.38         5,619     2007
                                                                              10.00             10.43            --     2006
----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -- Service Shares                        $10.97            $ 7.94            20     2008
                                                                              10.89             10.97            20     2007
                                                                              10.00             10.89            32     2006
----------------------------------------------------------------------------------------------------------------------------
 Federated Kaufmann Fund II -- Service Shares                                $14.17            $ 8.06         5,076     2008
                                                                              11.98             14.17            --     2007
                                                                              10.00             11.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------------------------------------------------
 VIP Balanced Portfolio -- Service Class 2                                   $11.05            $ 7.12        15,620     2008
                                                                              10.37             11.05         4,522     2007
                                                                              10.00             10.37         4,599     2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Contrafund(R) Portfolio -- Service Class 2                              $13.66            $ 7.66         2,676     2008
                                                                              11.91             13.66         5,321     2007
                                                                              10.00             11.91         3,352     2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Equity-Income Portfolio -- Service Class 2                              $12.05            $ 6.75         3,201     2008
                                                                              12.13             12.05         5,271     2007
                                                                              10.00             12.13           469     2006
----------------------------------------------------------------------------------------------------------------------------
 VIP Growth Portfolio -- Service Class 2                                     $13.41            $ 6.92           807     2008
                                                                              10.83             13.41           486     2007
                                                                              10.00             10.83           573     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $13.76            $ 8.13            401    2008
                                                                                   12.09             13.76          2,032    2007
                                                                                   10.00             12.09            433    2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.47            $ 7.90        155,784    2008
                                                                                   11.29             11.47        146,254    2007
                                                                                   10.00             11.29         66,233    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.21         26,400    2008
                                                                                   10.00              9.90         10,346    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.01            $ 6.78         14,783    2008
                                                                                   10.92             11.01          1,433    2007
                                                                                   10.00             10.92          3,730    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.03            $ 6.23          3,875    2008
                                                                                   11.06             11.03             --    2007
                                                                                   10.00             11.06             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.58            $10.59          1,933    2008
                                                                                   10.30             10.58          2,037    2007
                                                                                   10.00             10.30          3,989    2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $11.05            $ 6.92          3,138    2008
                                                                                   13.26             11.05             --    2007
                                                                                   10.00             13.26             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $12.50            $ 8.65         38,718    2008
                                                                                   11.45             12.50         39,554    2007
                                                                                   10.00             11.45         40,930    2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.55            $ 7.98        192,396    2008
                                                                                   10.59             11.55        183,705    2007
                                                                                   10.00             10.59         44,718    2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.42             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.56          6,244    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.01             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                       $10.00            $ 7.58         13,345    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                             $10.00            $ 7.45         16,456    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                   $10.00            $ 7.22         22,393    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                        $10.00            $ 6.86          6,010    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                     $10.00            $ 7.63          5,280    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                   $10.00            $10.56          9,317    2008
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $12.12            $ 9.96         11,030    2008
                                                                                   11.23             12.12          4,091    2007
                                                                                   10.00             11.23          4,255    2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $14.91            $ 8.13         14,966    2008
                                                                                   11.08             14.91          3,863    2007
                                                                                   10.00             11.08          4,467    2006
---------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II            $11.44            $ 6.66            727    2008
                                                                                   11.60             11.44            490    2007
                                                                                   10.00             11.60            463    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.96            $ 6.34         21,541    2008
                                                                                 10.00              9.96         19,541    2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.46            $ 5.87             --    2008
                                                                                 10.00              9.46             --    2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.68            $ 7.21             --    2008
                                                                                 10.76             11.68             --    2007
                                                                                 10.00             10.76             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $12.36            $ 8.08             --    2008
                                                                                 11.46             12.36             --    2007
                                                                                 10.00             11.46             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $11.14            $ 8.47         22,171    2008
                                                                                 10.95             11.14        123,898    2007
                                                                                 10.00             10.95        107,250    2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $16.94            $10.31             --    2008
                                                                                 13.52             16.94             --    2007
                                                                                 10.00             13.52             --    2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $11.02            $ 6.08         10,564    2008
                                                                                 10.88             11.02          8,991    2007
                                                                                 10.00             10.88          8,841    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $12.18            $ 6.48             --    2008
                                                                                 10.92             12.18             --    2007
                                                                                 10.00             10.92             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $13.18            $ 7.70          7,967    2008
                                                                                 12.71             13.18             --    2007
                                                                                 10.00             12.71             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $11.79            $ 7.08         20,274    2008
                                                                                 11.54             11.79             --    2007
                                                                                 10.00             11.54          7,873    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   $11.39            $ 6.91          5,249    2008
                                                                                 11.82             11.39          5,259    2007
                                                                                 10.00             11.82          1,356    2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                  $10.99            $ 5.46             --    2008
                                                                                 10.61             10.99             --    2007
                                                                                 10.00             10.61             --    2006
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                   $11.06            $ 9.11             --    2008
                                                                                 10.42             11.06             --    2007
                                                                                 10.00             10.42             --    2006
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                           $10.85            $ 8.13          6,481    2008
                                                                                 10.72             10.85            864    2007
                                                                                 10.00             10.72          4,597    2006
-------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares            $10.58            $12.15          3,427    2008
                                                                                  9.91             10.58          4,586    2007
                                                                                 10.00              9.91          4,241    2006
-------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                         $10.67            $10.41         38,063    2008
                                                                                 10.16             10.67         36,286    2007
                                                                                 10.00             10.16          4,125    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $10.77            $11.05         9,490     2008
                                                                 10.14             10.77         6,141     2007
                                                                 10.00             10.14        21,503     2006
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $13.39            $ 7.95            --     2008
                                                                 12.41             13.39         3,332     2007
                                                                 10.00             12.41         7,248     2006
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $11.72            $ 7.17            --     2008
                                                                 10.73             11.72            --     2007
                                                                 10.00             10.73            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $22.07            $10.11         2,095     2008
                                                                 14.65             22.07           537     2007
                                                                 10.00             14.65            --     2006
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $12.33            $ 7.01            --     2008
                                                                 10.69             12.33            --     2007
                                                                 10.00             10.69            --     2006
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 9.71            $ 7.35            --     2008
                                                                 10.00              9.71            --     2007
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                   $11.94            $ 5.95            --     2008
                                                                 10.47             11.94            --     2007
                                                                 10.00             10.47            --     2006
---------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         $11.17            $ 7.02         1,220     2008
                                                                 11.73             11.17         7,872     2007
                                                                 10.00             11.73         4,455     2006
---------------------------------------------------------------------------------------------------------------

     Payment Optimizer Plus 2006 (for Single Annuitant contracts) Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $ 9.96            $ 4.70            --     2008
                                                                           10.00              9.96           203     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $11.00            $ 6.20            --     2008
                                                                           10.00             11.00            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $10.61            $ 7.26            --     2008
                                                                           10.00             10.61            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $11.15            $ 6.50        14,594     2008
                                                                           10.00             11.15         6,533     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.96        65,349     2008
                                                                           10.00             10.18        44,884     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.69            $ 6.02            --     2008
                                                                           10.00             11.69            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.28            $ 5.98        48,312     2008
                                                                           10.00             10.28            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.32            $ 4.73        26,748     2008
                                                                           10.00             10.32        16,395     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.15            $ 6.58            --     2008
                                                                           10.00             11.15            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $11.25            $ 6.00            --     2008
                                                                           10.00             11.25            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.71            $10.33        68,112     2008
                                                                           10.00             10.71         3,105     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 9.98            $ 6.17            --     2008
                                                                           10.00              9.98            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.45            $ 9.02        69,831     2008
                                                                           10.00             11.45        42,886     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.60            $ 6.14            --     2008
                                                                           10.00             10.60            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.69            $ 5.68            --     2008
                                                                           10.00              9.69            --     2007
                                                                           10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.47            $ 6.81            --     2008
                                                                                 10.00             11.47            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.61            $ 5.87        10,846     2008
   Class B                                                                       10.00             11.61         6,275     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                               $ 9.96            $ 7.12        23,791     2008
                                                                                 10.00              9.96        24,385     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.40            $ 9.48            --     2008
                                                                                 10.00             10.40            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.93            $ 7.78            --     2008
                                                                                 10.00             10.93            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.09            $ 7.31            --     2008
                                                                                 10.00             10.09            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $11.85            $ 6.75         9,464     2008
                                                                                 10.00             11.85            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $10.68            $ 6.89        16,493     2008
                                                                                 10.00             10.68        10,279     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.49            $ 6.46        46,298     2008
                                                                                 10.00             11.49        28,356     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.42            $ 5.99            --     2008
                                                                                 10.00             10.42            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 9.95            $ 5.58        40,608     2008
                                                                                 10.00              9.95        24,195     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $10.98            $ 6.26            --     2008
                                                                                 10.00             10.98            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.40            $ 6.40            --     2008
                                                                                 10.00             12.40            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $10.08            $ 9.54            --     2008
                                                                                 10.00             10.08         4,657     2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $11.40            $ 6.75            --     2008
                                                                                 10.00             11.40         2,151     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.32            $ 4.93             --    2008
                                                                                   10.00             10.32             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.18            $ 7.02        387,918    2008
                                                                                   10.00             10.18        278,601    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.23        115,409    2008
                                                                                   10.00              9.90         92,543    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.10            $ 6.23         27,602    2008
                                                                                   10.00             10.10         26,019    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.99            $ 5.65         59,587    2008
                                                                                   10.00              9.99             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.81            $ 7.11             --    2008
                                                                                   10.00             10.81             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.25            $ 9.54             --    2008
                                                                                   10.00             10.25             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.06            $ 6.74             --    2008
                                                                                   10.00             11.06          2,207    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.29            $10.31             --    2008
                                                                                   10.00             10.29          9,618    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.35            $ 6.43             --    2008
                                                                                   10.00             10.35             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 8.35            $ 5.24          6,442    2008
                                                                                   10.00              8.35             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $10.32            $ 6.33             --    2008
                                                                                   10.00             10.32          3,527    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $10.08            $ 6.17             --    2008
                                                                                   10.00             10.08             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $10.92            $ 7.56        404,357    2008
                                                                                   10.00             10.92        288,956    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $10.59            $ 6.64             --    2008
                                                                                   10.00             10.59             --    2007
                                                                                   10.00             10.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.42             --    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.56          9,724    2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.01             --    2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.58        20,739     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.46        25,632     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.23        34,854     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.87         9,423     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.64         8,230     2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.57        14,613     2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $10.80            $ 8.89         9,963     2008
                                                                                 10.00             10.80         7,014     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.47            $ 7.36        25,727     2008
                                                                                 10.00             13.47         4,600     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $ 9.88            $ 5.75            --     2008
                                                                                 10.00              9.88            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.97            $ 6.36            --     2008
                                                                                 10.00              9.97            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.47            $ 5.89            --     2008
                                                                                 10.00              9.47            --     2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $10.88            $ 6.72            --     2008
                                                                                 10.00             10.88            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $10.81            $ 7.07            --     2008
                                                                                 10.00             10.81            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.19            $ 7.76        72,788     2008
                                                                                 10.00             10.19        66,882     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $12.55            $ 7.65            --     2008
                                                                                 10.00             12.55            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.15            $ 5.61        13,853     2008
                                                                                 10.00             10.15         8,766     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.16            $ 5.95         3,299     2008
                                                                                 10.00             11.16         2,494     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.38            $ 6.07        15,737     2008
                                                                                 10.00             10.38            --     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.23            $ 6.16        42,036     2008
                                                                                 10.00             10.23         4,891     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   $ 9.65            $ 5.87        25,547     2008
                                                                                 10.00              9.65        18,694     2007
                                                                                 10.00             10.00            --     2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $10.37            $ 5.16             --    2008
                                                                              10.00             10.37             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.63            $ 8.76             --    2008
                                                                              10.00             10.63             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.14            $ 7.60         25,741    2008
                                                                              10.00             10.14          2,188    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.69            $12.30          5,027    2008
                                                                              10.00             10.69          4,605    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.52            $10.27        134,219    2008
                                                                              10.00             10.52        129,711    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.63            $10.92         14,146    2008
                                                                              10.00             10.63          4,622    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.81            $ 6.42             --    2008
                                                                              10.00             10.81          4,465    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.94            $ 6.70             --    2008
                                                                              10.00             10.94             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $15.08            $ 6.92          4,741    2008
                                                                              10.00             15.08            844    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.55            $ 6.58             --    2008
                                                                              10.00             11.55             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.72            $ 7.37            182    2008
                                                                              10.00              9.72             --    2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $11.42            $ 5.70             --    2008
                                                                              10.00             11.42             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.54            $ 6.00             --    2008
                                                                              10.00              9.54          6,245    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------

 Payment Optimizer Plus 2006 (for Joint Annuitant contracts) and the Enhanced
                        Payment Benefit Option Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $ 9.93            $ 4.67           --      2008
                                                                           10.00              9.93           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.96            $ 6.16           --      2008
                                                                           10.00             10.96           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $10.57            $ 7.22           --      2008
                                                                           10.00             10.57           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $11.11            $ 6.46          202      2008
                                                                           10.00             11.11          359      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.16            $ 6.93           --      2008
                                                                           10.00             10.16           --      2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $11.65            $ 5.98           --      2008
                                                                           10.00             11.65           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.25            $ 5.94           --      2008
                                                                           10.00             10.25           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.29            $ 4.70          370      2008
                                                                           10.00             10.29          905      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.12            $ 6.54           --      2008
                                                                           10.00             11.12           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $11.22            $ 5.96           --      2008
                                                                           10.00             11.22           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.67            $10.27          329      2008
                                                                           10.00             10.67           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 9.95            $ 6.13           --      2008
                                                                           10.00              9.95           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $11.41            $ 8.96           --      2008
                                                                           10.00             11.41           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.57            $ 6.10           --      2008
                                                                           10.00             10.57           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.66            $ 5.65           --      2008
                                                                           10.00              9.66           --      2007
                                                                           10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $11.43            $ 6.77           --      2008
                                                                                 10.00             11.43           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.58            $ 5.83          150      2008
   Class B                                                                       10.00             11.58          344      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $ 9.93            $ 7.07          121      2008
                                                                                 10.00              9.93          267      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.37            $ 9.42           --      2008
                                                                                 10.00             10.37           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.90            $ 7.73           --      2008
                                                                                 10.00             10.90           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $10.06            $ 7.27           --      2008
                                                                                 10.00             10.06           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $11.82            $ 6.71          132      2008
                                                                                 10.00             11.82           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $10.64            $ 6.85           --      2008
                                                                                 10.00             10.64           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $11.45            $ 6.42           --      2008
                                                                                 10.00             11.45          289      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                 $10.39            $ 5.96           --      2008
                                                                                 10.00             10.39           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $ 9.92            $ 5.54           --      2008
                                                                                 10.00              9.92          267      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                              $10.95            $ 6.22           --      2008
                                                                                 10.00             10.95           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                       $12.36            $ 6.37           --      2008
                                                                                 10.00             12.36           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                        $10.06            $ 9.49           --      2008
                                                                                 10.00             10.06          266      2007
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $11.36            $ 6.71           --      2008
                                                                                 10.00             11.36          117      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.29            $ 4.90            --     2008
                                                                                   10.00             10.29            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.14            $ 6.98            --     2008
                                                                                   10.00             10.14            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.20            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.07            $ 6.19           353     2008
                                                                                   10.00             10.07            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.96            $ 5.61            --     2008
                                                                                   10.00              9.96            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.77            $ 7.06            --     2008
                                                                                   10.00             10.77            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.22            $ 9.48            --     2008
                                                                                   10.00             10.22            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $11.03            $ 6.70            --     2008
                                                                                   10.00             11.03           142     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.25            $10.25            --     2008
                                                                                   10.00             10.25            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.32            $ 6.39            --     2008
                                                                                   10.00             10.32            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 8.32            $ 5.20            90     2008
                                                                                   10.00              8.32            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $10.29            $ 6.29            --     2008
                                                                                   10.00             10.29           199     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                         $10.05            $ 6.13            --     2008
                                                                                   10.00             10.05            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $10.89            $ 7.52         5,189     2008
                                                                                   10.00             10.89         5,200     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                              $10.56            $ 6.60            --     2008
                                                                                   10.00             10.56            --     2007
                                                                                   10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                    $10.00            $ 6.41            --     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                            $10.00            $ 6.56           137     2008
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                                  $10.00            $ 7.00            --     2008
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                     $10.00            $ 7.57          291      2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                           $10.00            $ 7.45          357      2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                 $10.00            $ 7.22          487      2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                      $10.00            $ 6.86          126      2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                   $10.00            $ 7.63          114      2008
-------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                 $10.00            $10.56          202      2008
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          $10.77            $ 8.84           --      2008
                                                                                 10.00             10.77           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             $13.43            $ 7.31          360      2008
                                                                                 10.00             13.43          244      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $ 9.85            $ 5.72           --      2008
                                                                                 10.00              9.85           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.95            $ 6.32           --      2008
                                                                                 10.00              9.95           --      2007
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.45            $ 5.86           --      2008
                                                                                 10.00              9.45           --      2007
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $10.84            $ 6.68           --      2008
                                                                                 10.00             10.84           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $10.77            $ 7.03           --      2008
                                                                                 10.00             10.77           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $10.16            $ 7.71           --      2008
                                                                                 10.00             10.16           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $12.51            $ 7.60           --      2008
                                                                                 10.00             12.51           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                $10.12            $ 5.58           --      2008
                                                                                 10.00             10.12           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    $11.13            $ 5.91           --      2008
                                                                                 10.00             11.13           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                       $10.35            $ 6.04          219      2008
                                                                                 10.00             10.35           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                             $10.20            $ 6.12          510      2008
                                                                                 10.00             10.20           --      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                   $ 9.62            $ 5.83           79      2008
                                                                                 10.00              9.62          205      2007
                                                                                 10.00             10.00           --      2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $10.34            $ 5.13            --     2008
                                                                              10.00             10.34            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.60            $ 8.71            --     2008
                                                                              10.00             10.60            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.10            $ 7.56           115     2008
                                                                              10.00             10.10            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.66            $12.22            69     2008
                                                                              10.00             10.66           254     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.49            $10.21           671     2008
                                                                              10.00             10.49         1,525     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.60            $10.86           196     2008
                                                                              10.00             10.60           253     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.78            $ 6.39            --     2008
                                                                              10.00             10.78           245     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.91            $ 6.66            --     2008
                                                                              10.00             10.91            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $15.04            $ 6.88            64     2008
                                                                              10.00             15.04            44     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.51            $ 6.54            --     2008
                                                                              10.00             11.51            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.70            $ 7.33            --     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                                $11.39            $ 5.66            --     2008
                                                                              10.00             11.39            --     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.51            $ 5.97             0     2008
                                                                              10.00              9.51           346     2007
                                                                              10.00             10.00            --     2006
----------------------------------------------------------------------------------------------------------------------------

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                            No Rider Option Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $11.07            $ 6.27         21,904    2008
                                                                           10.03             11.07         35,246    2007
                                                                            9.57             10.03         40,015    2006
                                                                            8.92              9.57         25,009    2005
                                                                            8.49              8.92         25,078    2004
                                                                            6.65              8.49         15,406    2003
                                                                            8.92              6.65         10,256    2002
                                                                           10.00              8.92          4,333    2001
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    $14.96            $ 8.15         14,771    2008
                                                                           16.11             14.96          9,590    2007
                                                                           11.49             16.11          6,522    2006
                                                                           10.00             11.49          1,941    2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       $11.63            $ 7.07          2,902    2008
                                                                           10.20             11.63          3,412    2007
                                                                           10.00             10.20          2,922    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.01         21,710    2008
                                                                           10.00             10.19          4,936    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.48            $ 7.29        250,351    2008
                                                                           12.08             12.48        285,844    2007
                                                                           10.47             12.08        289,338    2006
                                                                           10.16             10.47        270,520    2005
                                                                            9.27             10.16        228,096    2004
                                                                            7.12              9.27        163,858    2003
                                                                            9.29              7.12        113,958    2002
                                                                           10.00              9.29         32,844    2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.71            $ 5.76         94,411    2008
                                                                            8.68              9.71        103,302    2007
                                                                            8.86              8.68        104,690    2006
                                                                            7.83              8.86        108,171    2005
                                                                            7.33              7.83         63,772    2004
                                                                            6.03              7.33         43,827    2003
                                                                            8.85              6.03         42,999    2002
                                                                           10.00              8.85         20,916    2001
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $10.76            $10.43        176,428    2008
                                                                           16.62             10.76         26,811    2007
                                                                           14.41             16.62          9,003    2006
                                                                           13.97             14.41          3,345    2005
                                                                           12.55             13.97             --    2004
                                                                            9.84             12.55             --    2003
                                                                           10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $21.64            $11.77        29,977
                                                                                     18.60             21.64        27,642
                                                                                     15.10             18.60        16,250
                                                                                     13.53             15.10           684
                                                                                     11.94             13.53           310
                                                                                      9.73             11.94            --
                                                                                     10.00              9.73            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $14.80            $ 8.54        13,149
                                                                                     12.41             14.80        13,909
                                                                                     13.02             12.41        14,154
                                                                                     12.93             13.02         8,368
                                                                                     11.86             12.93           989
                                                                                      9.63             11.86            --
                                                                                     10.00              9.63            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $16.11            $11.62        18,557
                                                                                     17.23             16.11        14,895
                                                                                     14.73             17.23        15,632
                                                                                     14.23             14.73        10,661
                                                                                     12.63             14.23         2,261
                                                                                      9.94             12.63           275
                                                                                     10.00              9.94            --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $16.37            $10.55         9,409
                                                                                      9.97             16.37         9,869
                                                                                      9.96              9.97        21,871
                                                                                     10.00              9.96         5,721
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $16.32            $ 9.58         7,525
                                                                                     16.32             16.32         8,317
                                                                                     15.36             16.32         5,551
                                                                                     14.28             15.36         2,063
                                                                                     12.66             14.28         1,138
                                                                                      9.75             12.66         1,108
                                                                                     10.00              9.75            --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 9.16            $ 5.92        13,100
                                                                                     10.23              9.16        14,236
                                                                                      9.93             10.23        18,433
                                                                                      9.81              9.93        14,505
                                                                                      9.90              9.81        16,920
                                                                                      9.99              9.90             5
                                                                                     10.00              9.99            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.57            $10.68        57,958
                                                                                      8.63             10.57        16,807
                                                                                      8.02              8.63        15,679
                                                                                      7.85              8.02        12,560
                                                                                      7.50              7.85        12,167
                                                                                      6.04              7.50        12,095
                                                                                      8.63              6.04         7,848
                                                                                     10.00              8.63         1,048
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
DWS Variable Series II
--------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares          $16.60            $ 8.81          28,731   2008
                                                                17.22             16.60          32,420   2007
                                                                14.78             17.22          18,039   2006
                                                                13.95             14.78          10,236   2005
                                                                12.46             13.95           4,196   2004
                                                                 9.61             12.46           4,403   2003
                                                                10.00              9.61              --   2002
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.32            $14.59          10,141   2008
                                                                22.07             22.32          12,264   2007
                                                                17.97             22.07          10,204   2006
                                                                16.61             17.97           4,010   2005
                                                                13.43             16.61             522   2004
                                                                 9.62             13.43             522   2003
                                                                10.00              9.62              --   2002
--------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                         $16.94            $ 8.94           2,132   2008
                                                                15.10             16.94           2,285   2007
                                                                15.26             15.10           2,418   2006
                                                                14.99             15.26             890   2005
                                                                14.99             14.99             540   2004
                                                                10.40             14.99             349   2003
                                                                10.00             10.40              --   2002
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $10.93            $ 7.85         245,620   2008
                                                                10.92             10.93         349,807   2007
                                                                10.50             10.92         296,221   2006
                                                                10.25             10.50         215,583   2005
                                                                10.12             10.25         167,089   2004
                                                                 9.97             10.12          52,650   2003
                                                                10.00              9.97              --   2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $15.18            $13.90          44,608   2008
                                                                14.50             15.18          89,234   2007
                                                                14.72             14.50          86,629   2006
                                                                13.95             14.72          26,115   2005
                                                                13.33             13.95          15,863   2004
                                                                10.40             13.33           3,671   2003
                                                                10.00             10.40              --   2002
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $17.59            $ 9.94         961,956   2008
                                                                15.22             17.59       1,241,245   2007
                                                                13.86             15.22       1,023,708   2006
                                                                12.06             13.86         729,211   2005
                                                                10.62             12.06         203,828   2004
                                                                 8.41             10.62          72,701   2003
                                                                 9.44              8.41          29,566   2002
                                                                10.00              9.44           3,048   2001
--------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2               $13.00            $ 7.33         264,592   2008
                                                                13.03             13.00         336,982   2007
                                                                11.03             13.03         291,425   2006
                                                                10.60             11.03         297,600   2005
                                                                 9.67             10.60         254,864   2004
                                                                 7.54              9.67         157,498   2003
                                                                 9.24              7.54          72,137   2002
                                                                10.00              9.24          16,406   2001
--------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $22.19            $13.20         337,142   2008
                                                                                   19.52             22.19         516,030   2007
                                                                                   17.62             19.52         500,479   2006
                                                                                   15.15             17.62         406,238   2005
                                                                                   12.33             15.15         170,648   2004
                                                                                    9.05             12.33          74,762   2003
                                                                                   10.21              9.05          46,954   2002
                                                                                   10.00             10.21           9,631   2001
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.40            $ 8.60         924,862   2008
                                                                                   12.13             12.40         940,463   2007
                                                                                   10.41             12.13         468,931   2006
                                                                                   10.00             10.41         108,060   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $14.93            $ 9.64          15,761   2008
                                                                                   14.27             14.93          15,171   2007
                                                                                   13.05             14.27          22,072   2006
                                                                                   13.11             13.05           7,699   2005
                                                                                   12.32             13.11           2,087   2004
                                                                                    9.85             12.32             971   2003
                                                                                   10.00              9.85              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.92            $ 6.27         218,639   2008
                                                                                   10.00              9.92         122,512   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.38            $10.77         200,357   2008
                                                                                   17.04             17.38         165,348   2007
                                                                                   14.61             17.04          73,417   2006
                                                                                   13.41             14.61           8,547   2005
                                                                                   12.08             13.41           2,931   2004
                                                                                    9.79             12.08           2,707   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $21.54            $12.65          49,514   2008
                                                                                   18.93             21.54          53,874   2007
                                                                                   15.82             18.93          32,950   2006
                                                                                   14.57             15.82          10,579   2005
                                                                                   12.47             14.57           4,809   2004
                                                                                    9.57             12.47             921   2003
                                                                                   10.00              9.57              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        $19.77            $14.59          17,961   2008
                                                                                   18.24             19.77          19,788   2007
                                                                                   15.28             18.24          14,714   2006
                                                                                   14.97             15.28          10,423   2005
                                                                                   13.13             14.97           1,003   2004
                                                                                   10.09             13.13             740   2003
                                                                                   10.00             10.09             374   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.15            $ 6.34         107,242   2008
                                                                                   11.05             11.15          82,405   2007
                                                                                   10.00             11.05          12,504   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $15.37            $10.71         612,792   2008
                                                                                   13.97             15.37       1,018,031   2007
                                                                                   12.46             13.97       1,021,926   2006
                                                                                   12.19             12.46         974,704   2005
                                                                                   11.44             12.19         390,819   2004
                                                                                   10.00             11.44          11,203   2003
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
 Total Return Fund -- Class 3 Shares                                         $11.68            $ 8.13        573,288    2008
                                                                              10.62             11.68        552,664    2007
                                                                              10.00             10.62        203,015    2006
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Balanced Portfolio -- Class 1                      $11.21            $ 8.36             --    2008
                                                                              10.71             11.21          2,811    2007
                                                                              10.00             10.71            733    2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                     $10.94            $10.92         38,823    2008
                                                                              10.44             10.94         31,810    2007
                                                                              10.00             10.44         20,650    2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio --            $11.56            $ 6.40          9,879    2008
   Class 1                                                                    10.00             11.56          2,573    2007
                                                                              10.00             10.00            229    2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                  $11.26            $ 6.97         15,075    2008
                                                                              10.87             11.26          9,059    2007
                                                                              10.00             10.87             --    2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1               $11.24            $ 6.73         20,005    2008
                                                                              10.22             11.24         16,495    2007
                                                                              10.00             10.22             --    2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1              $10.42            $ 6.28         15,805    2008
                                                                              10.28             10.42         20,760    2007
                                                                              10.00             10.28          6,621    2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                   $11.98            $ 7.70         20,926    2008
                                                                              11.01             11.98         13,691    2007
                                                                              10.00             11.01             --    2006
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $ 9.54            $ 5.93         82,039    2008
                                                                               8.72              9.54        133,878    2007
                                                                               8.25              8.72        147,902    2006
                                                                               8.03              8.25        135,434    2005
                                                                               7.47              8.03        108,120    2004
                                                                               6.19              7.47         72,388    2003
                                                                               8.68              6.19         40,187    2002
                                                                              10.00              8.68          2,249    2001
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Strategic Income Series -- Service Class Shares                      $12.65            $10.94         21,113    2008
                                                                              12.42             12.65         21,345    2007
                                                                              11.84             12.42         18,139    2006
                                                                              11.82             11.84         14,708    2005
                                                                              11.16             11.82          5,593    2004
                                                                              10.28             11.16          1,406    2003
                                                                              10.00             10.28             --    2002
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                          $14.29            $10.94        113,414    2008
                                                                              13.95             14.29        107,403    2007
                                                                              12.68             13.95         80,925    2006
                                                                              12.54             12.68         33,576    2005
                                                                              11.46             12.54         13,950    2004
                                                                              10.03             11.46         12,124    2003
                                                                              10.00             10.03            152    2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced Fund/VA -- Service Shares                              $12.46            $ 6.93         77,341    2008
                                                                              14.71             12.46        123,966    2007
                                                                              13.86             14.71        112,072    2006
                                                                              13.41             13.86        111,510    2005
                                                                              12.77             13.41         71,661    2004
                                                                               9.91             12.77          8,853    2003
                                                                              10.00              9.91             --    2002
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA -- Service Shares                     $16.13            $ 9.49        351,955    2008
                                                                              11.61             16.13        395,989    2007
                                                                              10.27             11.61        367,668    2006
                                                                               9.85             10.27        282,120    2005
                                                                               9.16              9.85        231,025    2004
                                                                               7.35              9.16        166,822    2003
                                                                               9.21              7.35        128,125    2002
                                                                              10.00              9.21         12,321    2001
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares                           $11.92            $ 7.21        347,394    2008
                                                                              19.23             11.92        338,568    2007
                                                                              17.02             19.23        119,401    2006
                                                                              15.74             17.02        121,746    2005
                                                                              13.40             15.74         64,389    2004
                                                                               9.43             13.40         26,082    2003
                                                                              10.00              9.43            160    2002
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares                         $14.37            $10.84        156,801    2008
                                                                              14.09             14.37        163,449    2007
                                                                              13.11             14.09        173,957    2006
                                                                              12.78             13.11        156,318    2005
                                                                              11.84             12.78        115,339    2004
                                                                               9.78             11.84         72,936    2003
                                                                              10.04              9.78         26,611    2002
                                                                              10.00             10.04          5,392    2001
----------------------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares                       $10.83            $10.63        309,964    2008
                                                                              10.24             10.83        274,219    2007
                                                                               9.99             10.24         28,289    2006
                                                                              10.00              9.99         23,350    2005
----------------------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

                    Enhanced Payment Benefit Option Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.21            $ 6.91         26,458    2008
                                                                           11.08             12.21         32,969    2007
                                                                           10.59             11.08         35,344    2006
                                                                            9.89             10.59         16,101    2005
                                                                            9.43              9.89         16,724    2004
                                                                            7.40              9.43         12,730    2003
                                                                           10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    $14.90            $ 8.10         10,578    2008
                                                                           16.07             14.90         18,958    2007
                                                                           11.48             16.07          9,702    2006
                                                                           10.00             11.48          1,448    2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       $11.60            $ 7.04         21,435    2008
                                                                           10.19             11.60         19,076    2007
                                                                           10.00             10.19         17,928    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.00         23,102    2008
                                                                           10.00             10.19         12,119    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.16            $ 7.68        225,722    2008
                                                                           12.75             13.16        261,460    2007
                                                                           11.08             12.75        276,360    2006
                                                                           10.76             11.08        284,268    2005
                                                                            9.84             10.76        261,035    2004
                                                                            7.56              9.84        169,732    2003
                                                                           10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.40            $ 6.75         70,772    2008
                                                                           10.20             11.40         90,018    2007
                                                                           10.43             10.20        105,678    2006
                                                                            9.23             10.43         90,714    2005
                                                                            8.66              9.23         86,258    2004
                                                                            7.13              8.66         66,220    2003
                                                                           10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $16.24            $10.45         43,027    2008
                                                                           16.52             16.24         43,684    2007
                                                                           14.33             16.52         18,291    2006
                                                                           13.92             14.33         17,840    2005
                                                                           12.52             13.92         11,847    2004
                                                                            9.84             12.52          8,523    2003
                                                                           10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $21.47            $11.65         15,963    2008
                                                                           12.33             21.47         20,561    2007
                                                                           12.96             12.33         46,439    2006
                                                                           12.89             12.96         45,479    2005
                                                                           11.83             12.89         29,179    2004
                                                                            9.63             11.83            662    2003
                                                                           10.00              9.63             --    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $14.68            $ 8.46         27,870
                                                                                     17.12             14.68         42,861
                                                                                     14.66             17.12         94,935
                                                                                     14.18             14.66         97,809
                                                                                     12.61             14.18         87,690
                                                                                      9.94             12.61         63,811
                                                                                     10.00              9.94             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $15.98            $11.51         65,882
                                                                                      9.95             15.98         97,398
                                                                                      9.95              9.95         23,394
                                                                                     10.00              9.95         15,057
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.72            $10.38        104,063
                                                                                     18.48             10.72         33,862
                                                                                     15.02             18.48         16,433
                                                                                     13.48             15.02         11,433
                                                                                     11.92             13.48          8,770
                                                                                      9.73             11.92          2,047
                                                                                     10.00              9.73             --
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $16.19            $ 9.49          4,026
                                                                                     16.21             16.19          3,029
                                                                                     15.29             16.21          3,847
                                                                                     14.23             15.29          3,849
                                                                                     12.63             14.23          3,913
                                                                                      9.75             12.63          1,353
                                                                                     10.00              9.75             --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $10.65            $ 6.87         21,218
                                                                                     10.17             10.65         21,392
                                                                                      9.88             10.17         56,061
                                                                                      9.78              9.88         50,673
                                                                                      9.88              9.78         57,513
                                                                                      9.99              9.88            550
                                                                                     10.00              9.99             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.49            $10.58        201,412
                                                                                     10.05             10.49         77,383
                                                                                      9.35             10.05         22,401
                                                                                      9.17              9.35         21,848
                                                                                      8.77              9.17         18,353
                                                                                      7.08              8.77          2,414
                                                                                     10.00              7.08             --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $16.47            $ 8.72         16,853
                                                                                     17.11             16.47         29,092
                                                                                     14.71             17.11         35,208
                                                                                     13.90             14.71         30,460
                                                                                     12.44             13.90         29,297
                                                                                      9.61             12.44         17,801
                                                                                     10.00              9.61             --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.14            $14.45         34,409    2008
                                                                21.92             22.14         46,708    2007
                                                                17.88             21.92         40,177    2006
                                                                16.55             17.88         25,761    2005
                                                                13.40             16.55         20,023    2004
                                                                 9.62             13.40          3,257    2003
                                                                10.00              9.62             --    2002
--------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                         $16.81            $ 8.86          9,070    2008
                                                                15.00             16.81          8,955    2007
                                                                15.18             15.00         10,491    2006
                                                                14.94             15.18         10,180    2005
                                                                14.96             14.94          6,392    2004
                                                                10.40             14.96          2,760    2003
                                                                10.00             10.40             --    2002
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $10.84            $ 7.77        396,021    2008
                                                                10.85             10.84        408,685    2007
                                                                10.44             10.85        328,257    2006
                                                                10.22             10.44        333,526    2005
                                                                10.10             10.22        250,029    2004
                                                                 9.97             10.10         28,306    2003
                                                                10.00              9.97             --    2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $15.05            $13.76         33,012    2008
                                                                14.41             15.05         43,400    2007
                                                                14.64             14.41         44,402    2006
                                                                13.90             14.64         41,445    2005
                                                                13.30             13.90         33,095    2004
                                                                10.40             13.30         13,554    2003
                                                                10.00             10.40             --    2002
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $18.24            $10.28        362,826    2008
                                                                15.80             18.24        455,408    2007
                                                                14.41             15.80        450,637    2006
                                                                12.55             14.41        398,677    2005
                                                                11.08             12.55        266,394    2004
                                                                 8.78             11.08        135,316    2003
                                                                10.00              8.78         60,564    2002
--------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2               $13.44            $ 7.56        216,040    2008
                                                                13.48             13.44        262,655    2007
                                                                11.43             13.48        240,836    2006
                                                                11.00             11.43        224,213    2005
                                                                10.05             11.00        213,582    2004
                                                                 7.85             10.05        102,175    2003
                                                                10.00              7.85         33,456    2002
--------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                     $21.34            $12.68        143,459    2008
                                                                18.81             21.34        182,011    2007
                                                                17.00             18.81        200,338    2006
                                                                14.64             17.00        203,574    2005
                                                                11.94             14.64        146,394    2004
                                                                 8.77             11.94         95,913    2003
                                                                10.00              8.77         48,119    2002
--------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.35            $ 8.55        289,220    2008
                                                                                   12.10             12.35        342,850    2007
                                                                                   10.40             12.10        182,453    2006
                                                                                   10.00             10.40         28,591    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $14.81            $ 9.54         19,276    2008
                                                                                   14.17             14.81         25,227    2007
                                                                                   12.99             14.17         22,384    2006
                                                                                   13.06             12.99         19,756    2005
                                                                                   12.30             13.06         17,459    2004
                                                                                    9.85             12.30          6,139    2003
                                                                                   10.00              9.85             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.26         41,992    2008
                                                                                   10.00              9.91         24,088    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.24            $10.67         69,404    2008
                                                                                   16.93             17.24         70,264    2007
                                                                                   14.53             16.93         35,958    2006
                                                                                   13.36             14.53         22,235    2005
                                                                                   12.05             13.36         22,138    2004
                                                                                    9.79             12.05          6,192    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $21.36            $12.53         96,455    2008
                                                                                   18.81             21.36        111,977    2007
                                                                                   15.74             18.81         93,313    2006
                                                                                   14.52             15.74         77,610    2005
                                                                                   12.45             14.52         71,929    2004
                                                                                    9.57             12.45         43,314    2003
                                                                                   10.00              9.57             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        $19.61            $14.46         13,631    2008
                                                                                   18.12             19.61         19,180    2007
                                                                                   15.20             18.12         14,426    2006
                                                                                   14.92             15.20         12,832    2005
                                                                                   13.10             14.92          6,665    2004
                                                                                   10.09             13.10            896    2003
                                                                                   10.00             10.09             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.12            $ 6.31         41,838    2008
                                                                                   11.04             11.12         48,756    2007
                                                                                   10.00             11.04          3,722    2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $15.26            $10.62        303,058    2008
                                                                                   13.89             15.26        338,103    2007
                                                                                   12.41             13.89        288,046    2006
                                                                                   12.16             12.41        235,563    2005
                                                                                   11.42             12.16        202,048    2004
                                                                                   10.00             11.42         31,429    2003
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.65            $ 8.09         85,153    2008
                                                                                   10.61             11.65         71,941    2007
                                                                                   10.00             10.61         34,598    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.18            $ 8.32          1,806
                                                                                    10.70             11.18          1,421
                                                                                    10.00             10.70             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.91            $10.88         48,489
                                                                                    10.43             10.91         15,013
                                                                                    10.00             10.43          1,294
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.53            $ 6.38            324
                                                                                     9.99             11.53            756
                                                                                    10.00              9.99             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.23            $ 6.94          3,019
                                                                                    10.86             11.23          2,854
                                                                                    10.00             10.86             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $11.21            $ 6.70            698
                                                                                    10.21             11.21            443
                                                                                    10.00             10.21             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $10.39            $ 6.26          1,155
                                                                                    10.27             10.39          4,659
                                                                                    10.00             10.27             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $11.95            $ 7.67         11,236
                                                                                    11.00             11.95          4,714
                                                                                    10.00             11.00             --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $11.08            $ 6.87         70,688
                                                                                    10.14             11.08         78,688
                                                                                     9.61             10.14         79,976
                                                                                     9.37              9.61         91,062
                                                                                     8.73              9.37         82,552
                                                                                     7.24              8.73         51,479
                                                                                    10.00              7.24         20,603
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           $12.55            $10.84         30,282
                                                                                    12.33             12.55         39,714
                                                                                    11.78             12.33         35,099
                                                                                    11.78             11.78         29,430
                                                                                    11.13             11.78         13,199
                                                                                    10.28             11.13          5,724
                                                                                    10.00             10.28             --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $14.17            $10.83         72,277
                                                                                    13.86             14.17         97,491
                                                                                    12.62             13.86        100,223
                                                                                    12.50             12.62         78,093
                                                                                    11.44             12.50         38,814
                                                                                    10.03             11.44          5,547
                                                                                    10.00             10.03             --
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   $12.39            $ 6.88         47,064
                                                                                    14.61             12.39         46,790
                                                                                    13.79             14.61        207,571
                                                                                    13.37             13.79        218,436
                                                                                    12.74             13.37        199,631
                                                                                     9.91             12.74         66,420
                                                                                    10.00              9.91             --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares         $16.67            $ 9.79        165,641    2008
                                                                   12.29             16.67        191,919    2007
                                                                   10.89             12.29        342,806    2006
                                                                   10.46             10.89        343,711    2005
                                                                    9.74             10.46        331,477    2004
                                                                    7.83              9.74        242,188    2003
                                                                   10.00              7.83        127,593    2002
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares               $12.60            $ 7.61        251,341    2008
                                                                   19.11             12.60        310,406    2007
                                                                   16.94             19.11        132,372    2006
                                                                   15.69             16.94        116,049    2005
                                                                   13.38             15.69         97,208    2004
                                                                    9.43             13.38         53,612    2003
                                                                   10.00              9.43             --    2002
-----------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares             $14.17            $10.67        132,842    2008
                                                                   13.92             14.17        157,655    2007
                                                                   12.97             13.92        175,777    2006
                                                                   12.66             12.97        146,080    2005
                                                                   11.74             12.66        130,738    2004
                                                                    9.71             11.74         76,350    2003
                                                                   10.00              9.71         39,904    2002
-----------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares           $10.79            $10.57        153,056    2008
                                                                   10.21             10.79         94,732    2007
                                                                    9.98             10.21         36,640    2006
                                                                   10.00              9.98         18,052    2005
-----------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

               Annual Step-Up Death Benefit Rider Option Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.92            $ 6.18         1,218     2008
                                                                            9.91             10.92         1,235     2007
                                                                            9.48              9.91         1,262     2006
                                                                            8.86              9.48           671     2005
                                                                            8.45              8.86           696     2004
                                                                            6.63              8.45         1,093     2003
                                                                            8.91              6.63           988     2002
                                                                           10.00              8.91           302     2001
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    $14.88            $ 8.09            --     2008
                                                                           16.05             14.88            --     2007
                                                                           11.47             16.05            --     2006
                                                                           10.00             11.47            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       $11.59            $ 7.03            --     2008
                                                                           10.19             11.59            --     2007
                                                                           10.00             10.19            --     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 6.99         1,488     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.31            $ 7.18        26,359     2008
                                                                           11.94             12.31        36,402     2007
                                                                           10.38             11.94        43,952     2006
                                                                           10.09             10.38        53,117     2005
                                                                            9.22             10.09        54,273     2004
                                                                            7.09              9.22        63,264     2003
                                                                            9.28              7.09        64,654     2002
                                                                           10.00              9.28        16,785     2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.59            $ 5.67        14,890     2008
                                                                            8.58              9.59        15,083     2007
                                                                            8.78              8.58        16,785     2006
                                                                            7.77              8.78        30,628     2005
                                                                            7.29              7.77        17,236     2004
                                                                            6.01              7.29        18,188     2003
                                                                            8.84              6.01         6,812     2002
                                                                           10.00              8.84         2,429     2001
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $16.20            $10.42            --     2008
                                                                           16.48             16.20            --     2007
                                                                           14.31             16.48            --     2006
                                                                           13.91             14.31            --     2005
                                                                           12.51             13.91            --     2004
                                                                            9.83             12.51            --     2003
                                                                           10.00              9.83            --     2002
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $21.41            $11.62            --     2008
                                                                           18.44             21.41            --     2007
                                                                           14.99             18.44            --     2006
                                                                           13.46             14.99            --     2005
                                                                           11.91             13.46            --     2004
                                                                            9.72             11.91            --     2003
                                                                           10.00              9.72            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $14.65            $ 8.43            --
                                                                                     12.31             14.65            --
                                                                                     12.93             12.31            --
                                                                                     12.87             12.93            --
                                                                                     11.83             12.87            --
                                                                                      9.63             11.83            --
                                                                                     10.00              9.63            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $15.93            $11.47            --
                                                                                     17.08             15.93            --
                                                                                     14.63             17.08            --
                                                                                     14.17             14.63            --
                                                                                     12.60             14.17            --
                                                                                      9.93             12.60            --
                                                                                     10.00              9.93            --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.70            $10.36            --
                                                                                      9.94             10.70         2,012
                                                                                      9.94              9.94         2,012
                                                                                     10.00              9.94            --
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $16.14            $ 9.46            --
                                                                                     16.17             16.14            --
                                                                                     15.26             16.17            --
                                                                                     14.21             15.26            --
                                                                                     12.63             14.21            --
                                                                                      9.74             12.63            --
                                                                                     10.00              9.74            --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 9.04            $ 5.83           589
                                                                                     10.14              9.04           598
                                                                                      9.85             10.14            --
                                                                                      9.76              9.85            --
                                                                                      9.87              9.76            --
                                                                                      9.98              9.87            --
                                                                                     10.00              9.98            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.46            $10.55            --
                                                                                      8.53             10.46            --
                                                                                      7.94              8.53           585
                                                                                      7.79              7.94           575
                                                                                      7.46              7.79           539
                                                                                      4.57              7.46           565
                                                                                      8.62              4.57            --
                                                                                     10.00              8.62            --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $16.42            $ 8.70            --
                                                                                     17.07             16.42            --
                                                                                     14.68             17.07            --
                                                                                     13.89             14.68            --
                                                                                     12.43             13.89            --
                                                                                      9.61             12.43            --
                                                                                     10.00              9.61            --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.08            $14.41            --     2008
                                                                21.87             22.08            --     2007
                                                                17.85             21.87            --     2006
                                                                16.53             17.85            --     2005
                                                                13.39             16.53            --     2004
                                                                 9.61             13.39            --     2003
                                                                10.00              9.61            --     2002
--------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                         $16.76            $ 8.83            --     2008
                                                                14.97             16.76            --     2007
                                                                15.15             14.97            --     2006
                                                                14.92             15.15            --     2005
                                                                14.95             14.92            --     2004
                                                                10.40             14.95            --     2003
                                                                10.00             10.40            --     2002
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $10.81            $ 7.75        14,823     2008
                                                                10.82             10.81        21,758     2007
                                                                10.43             10.82        27,567     2006
                                                                10.21             10.43        23,505     2005
                                                                10.09             10.21        36,250     2004
                                                                 9.96             10.09        26,638     2003
                                                                10.00              9.96            --     2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $15.01            $13.72         1,531     2008
                                                                14.38             15.01         2,288     2007
                                                                14.62             14.38         2,336     2006
                                                                13.89             14.62         2,274     2005
                                                                13.29             13.89         2,410     2004
                                                                10.40             13.29         2,410     2003
                                                                10.00             10.40            --     2002
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $17.36            $ 9.78         6,618     2008
                                                                15.05             17.36         8,899     2007
                                                                13.73             15.05        12,607     2006
                                                                11.97             13.73         6,244     2005
                                                                10.57             11.97         5,576     2004
                                                                 8.38             10.57         8,161     2003
                                                                 9.43              8.38         3,086     2002
                                                                10.00              9.43           808     2001
--------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2               $12.83            $ 7.22        21,184     2008
                                                                12.88             12.83        25,156     2007
                                                                10.92             12.88        26,754     2006
                                                                10.52             10.92        26,910     2005
                                                                 9.62             10.52        26,278     2004
                                                                 7.52              9.62        26,370     2003
                                                                 9.23              7.52         9,911     2002
                                                                10.00              9.23         2,062     2001
--------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                     $21.89            $13.00         8,259     2008
                                                                19.30             21.89         9,930     2007
                                                                17.46             19.30        10,501     2006
                                                                15.04             17.46        12,515     2005
                                                                12.27             15.04        13,468     2004
                                                                 9.02             12.27        26,957     2003
                                                                10.20              9.02        13,738     2002
                                                                10.00             10.20         1,571     2001
--------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.33            $ 8.53         2,258     2008
                                                                                   12.09             12.33           811     2007
                                                                                   10.39             12.09         1,745     2006
                                                                                   10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $14.77            $ 9.51            --     2008
                                                                                   14.14             14.77            --     2007
                                                                                   12.96             14.14            --     2006
                                                                                   13.05             12.96            --     2005
                                                                                   12.29             13.05            --     2004
                                                                                    9.84             12.29            --     2003
                                                                                   10.00              9.84            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.25            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.19            $10.63         1,819     2008
                                                                                   16.90             17.19         1,819     2007
                                                                                   14.51             16.90         1,819     2006
                                                                                   13.34             14.51         1,819     2005
                                                                                   12.05             13.34         1,819     2004
                                                                                    9.79             12.05         1,818     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $21.31            $12.49            --     2008
                                                                                   18.77             21.31            --     2007
                                                                                   15.70             18.77            --     2006
                                                                                   14.50             15.70            --     2005
                                                                                   12.44             14.50            --     2004
                                                                                    9.56             12.44            --     2003
                                                                                   10.00              9.56            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        $19.56            $14.41            --     2008
                                                                                   18.08             19.56            --     2007
                                                                                   15.17             18.08            --     2006
                                                                                   14.90             15.17            --     2005
                                                                                   13.09             14.90            --     2004
                                                                                   10.09             13.09            --     2003
                                                                                   10.00             10.09            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.11            $ 6.30            --     2008
                                                                                   11.04             11.11            --     2007
                                                                                   10.00             11.04            --     2006
                                                                                   10.00             11.04            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $15.22            $10.59        11,857     2008
                                                                                   13.86             15.22        17,188     2007
                                                                                   12.39             13.86        14,668     2006
                                                                                   12.15             12.39        15,026     2005
                                                                                   11.42             12.15         9,115     2004
                                                                                   10.00             11.42         8,700     2003
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $11.64            $ 8.08            --     2008
                                                                                   10.61             11.64            --     2007
                                                                                   10.00             10.61            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Balanced Portfolio -- Class 1                      $11.17            $ 8.31            --     2008
                                                                              10.70             11.17            --     2007
                                                                              10.00             10.70            --     2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                     $10.90            $10.86            --     2008
                                                                              10.43             10.90            --     2007
                                                                              10.00             10.43            --     2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio --            $11.52            $ 6.37            --     2008
   Class 1                                                                     9.99             11.52            --     2007
                                                                              10.00              9.99            --     2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                  $11.22            $ 6.93            --     2008
                                                                              10.86             11.22            --     2007
                                                                              10.00             10.86            --     2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1               $11.20            $ 6.69            --     2008
                                                                              10.21             11.20            --     2007
                                                                              10.00             10.21            --     2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1              $10.38            $ 6.25            --     2008
                                                                              10.27             10.38            --     2007
                                                                              10.00             10.27            --     2006
----------------------------------------------------------------------------------------------------------------------------
 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                   $11.94            $ 7.66            --     2008
                                                                              11.00             11.94            --     2007
                                                                              10.00             11.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Investors Growth Stock Series -- Service Class Shares                $ 9.41            $ 5.83         2,224     2008
                                                                               8.62              9.41         6,001     2007
                                                                               8.17              8.62         5,923     2006
                                                                               7.97              8.17         6,448     2005
                                                                               7.44              7.97         6,521     2004
                                                                               6.17              7.44         5,766     2003
                                                                               8.67              6.17        15,424     2002
                                                                              10.00              8.67           504     2001
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Strategic Income Series -- Service Class Shares                      $12.52            $10.80            --     2008
                                                                              12.31             12.52            --     2007
                                                                              11.76             12.31            --     2006
                                                                              11.77             11.76            --     2005
                                                                              11.13             11.77            --     2004
                                                                              10.27             11.13            --     2003
                                                                              10.00             10.27            --     2002
----------------------------------------------------------------------------------------------------------------------------
 MFS(R) Total Return Series -- Service Class Shares                          $14.14            $10.80            --     2008
                                                                              13.83             14.14            --     2007
                                                                              12.59             13.83            --     2006
                                                                              12.48             12.59            --     2005
                                                                              11.43             12.48            --     2004
                                                                              10.02             11.43            --     2003
                                                                              10.00             10.02            --     2002
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Balanced Fund/VA -- Service Shares                              $12.37            $ 6.86            --     2008
                                                                              14.58             12.37            --     2007
                                                                              13.77             14.58           238     2006
                                                                              13.35             13.77           267     2005
                                                                              12.73             13.35           109     2004
                                                                               9.91             12.73            --     2003
                                                                              10.00              9.91            --     2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA -- Service Shares                     $15.92            $ 9.34         4,806     2008
                                                                              11.48             15.92         7,003     2007
                                                                              10.17             11.48        23,006     2006
                                                                               9.78             10.17        25,255     2005
                                                                               9.11              9.78        23,156     2004
                                                                               7.33              9.11        34,292     2003
                                                                               9.20              7.33        24,867     2002
                                                                              10.00              9.20         2,197     2001
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares                           $11.76            $ 7.10        17,956     2008
                                                                              19.07             11.76        20,053     2007
                                                                              16.91             19.07         4,327     2006
                                                                              15.67             16.91         4,358     2005
                                                                              13.37             15.67         4,764     2004
                                                                               9.40             13.37         4,423     2003
                                                                              10.00              9.40            --     2002
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares                         $14.18            $10.67        10,785     2008
                                                                              13.93             14.18        15,878     2007
                                                                              12.99             13.93        17,739     2006
                                                                              12.68             12.99        18,941     2005
                                                                              11.77             12.68        19,854     2004
                                                                               9.74             11.77        26,070     2003
                                                                              10.03              9.74        13,819     2002
                                                                              10.00             10.03           317     2001
----------------------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares                       $10.77            $10.55            --     2008
                                                                              10.20             10.77            --     2007
                                                                               9.97             10.20            --     2006
                                                                              10.00              9.97            --     2005
                                                                              10.00              9.97            --     2005
----------------------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

Annual Step-Up Death Benefit Rider and Enhanced Payment Benefit Options Elected



                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.07            $ 6.82         3,621     2008
                                                                           10.97             12.07         4,523     2007
                                                                           10.51             10.97         5,954     2006
                                                                            9.83             10.51         2,675     2005
                                                                            9.39              9.83         2,844     2004
                                                                            7.38              9.39         2,931     2003
                                                                           10.00              7.38            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    $14.82            $ 8.04         1,175     2008
                                                                           16.01             14.82         1,190     2007
                                                                           11.46             16.01           154     2006
                                                                           10.00             11.46            --     2005
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.00            $ 7.57        56,471     2008
                                                                           12.63             13.00        68,873     2007
                                                                           10.99             12.63        80,359     2006
                                                                           10.70             10.99        86,656     2005
                                                                            9.80             10.70        87,605     2004
                                                                            7.55              9.80        72,558     2003
                                                                           10.00              7.55        29,436     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.26            $ 6.66         8,818     2008
                                                                           10.10             11.26        11,650     2007
                                                                           10.35             10.10        17,631     2006
                                                                            9.18             10.35        17,191     2005
                                                                            8.62              9.18        19,610     2004
                                                                            7.12              8.62        16,464     2003
                                                                           10.00              7.12         3,300     2002
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $16.07            $10.32            --     2008
                                                                           16.37             16.07            --     2007
                                                                           14.23             16.37            --     2006
                                                                           13.86             14.23            --     2005
                                                                           12.49             13.86            --     2004
                                                                            9.84             12.49            --     2003
                                                                           10.00              9.84            --     2002
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $21.24            $11.51           993     2008
                                                                           18.32             21.24         1,014     2007
                                                                           14.92             18.32           844     2006
                                                                           13.42             14.92         1,594     2005
                                                                           11.89             13.42            --     2004
                                                                            9.73             11.89            --     2003
                                                                           10.00              9.73            --     2002
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $14.53            $ 8.35            --     2008
                                                                           12.23             14.53           183     2007
                                                                           12.87             12.23           458     2006
                                                                           12.83             12.87         1,225     2005
                                                                           11.80             12.83         1,061     2004
                                                                            9.63             11.80           902     2003
                                                                           10.00              9.63            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $ 5.81            $11.37            57
                                                                                     16.97             15.81           211
                                                                                     14.56             16.97           211
                                                                                     14.12             14.56           155
                                                                                     12.57             14.12            --
                                                                                      9.94             12.57            --
                                                                                     10.00              9.94            --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.66            $10.30         6,228
                                                                                      9.91             10.66         4,901
                                                                                      9.93              9.91         4,617
                                                                                     10.00              9.93            --
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $16.01            $ 9.37           137
                                                                                     16.07             16.01           138
                                                                                     15.18             16.07           168
                                                                                     14.16             15.18            --
                                                                                     12.60             14.16            --
                                                                                      9.75             12.60            --
                                                                                     10.00              9.75            --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $10.53            $ 6.78            --
                                                                                     10.08             10.53            --
                                                                                      9.81             10.08         3,383
                                                                                      9.73              9.81         2,189
                                                                                      9.85              9.73         3,207
                                                                                      9.99              9.85            --
                                                                                     10.00              9.99            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.37            $10.45         3,472
                                                                                      9.95             10.37         7,916
                                                                                      9.27              9.95            --
                                                                                      9.12              9.27            --
                                                                                      8.74              9.12            --
                                                                                      7.06              8.74            --
                                                                                     10.00              7.06            --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $16.29            $ 8.61         2,407
                                                                                     16.96             16.29         2,407
                                                                                     14.61             16.96         1,478
                                                                                     13.84             14.61            --
                                                                                     12.40             13.84            --
                                                                                      9.61             12.40            --
                                                                                     10.00              9.61            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $21.91            $14.27           168
                                                                                     21.73             21.91           200
                                                                                     17.76             21.73           340
                                                                                     16.47             17.76           386
                                                                                     13.36             16.47           399
                                                                                      9.62             13.36            38
                                                                                     10.00              9.62            --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                      $16.63            $ 8.74            582    2008
                                                             14.87             16.63            582    2007
                                                             15.08             14.87            582    2006
                                                             14.87             15.08            582    2005
                                                             14.92             14.87            582    2004
                                                             10.40             14.92            582    2003
                                                             10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                              $10.72            $ 7.67        105,025    2008
                                                             10.75             10.72        109,638    2007
                                                             10.37             10.75        119,311    2006
                                                             10.17             10.37        119,710    2005
                                                             10.07             10.17         73,987    2004
                                                              9.97             10.07          8,927    2003
                                                             10.00              9.97             --    2002
-----------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                         $14.89            $13.59          1,644    2008
                                                             14.28             14.89          2,196    2007
                                                             14.55             14.28          2,277    2006
                                                             13.84             14.55          2,222    2005
                                                             13.27             13.84          2,313    2004
                                                             10.40             13.27          1,094    2003
                                                             10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $18.02            $10.14         36,703    2008
                                                             15.65             18.02         40,009    2007
                                                             14.30             15.65         50,160    2006
                                                             12.48             14.30         53,025    2005
                                                             11.04             12.48         29,932    2004
                                                              8.77             11.04         13,793    2003
                                                             10.00              8.77          2,258    2002
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service                    $13.28            $ 7.46         48,154    2008
                                                             13.35             13.28         63,321    2007
                                                             11.34             13.35         61,282    2006
                                                             10.94             11.34         65,539    2005
                                                             10.01             10.94         60,159    2004
                                                              7.84             10.01         52,444    2003
                                                             10.00              7.84         22,674    2002
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $21.09            $12.51         25,824    2008
                                                             18.62             21.09         33,062    2007
                                                             16.87             18.62         41,814    2006
                                                             14.56             16.87         38,530    2005
                                                             11.89             14.56         38,518    2004
                                                              8.76             11.89         44,549    2003
                                                             10.00              8.76         42,836    2002
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares         $12.28            $ 8.48         32,980    2008
                                                             12.06             12.28         31,977    2007
                                                             10.38             12.06         16,110    2006
                                                             10.00             10.38            907    2005
-----------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                      $14.66            $ 9.42           406
                                                                                    14.05             14.66           406
                                                                                    12.90             14.05           406
                                                                                    13.00             12.90            --
                                                                                    12.27             13.00            --
                                                                                     9.85             12.27            --
                                                                                    10.00              9.85            --
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares          $ 9.91            $ 6.24            --
                                                                                    10.00              9.91            --
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                  $17.05            $10.53         7,812
                                                                                    16.78             17.05         9,204
                                                                                    14.44             16.78         6,472
                                                                                    13.30             14.44           750
                                                                                    12.02             13.30           906
                                                                                     9.79             12.02           906
                                                                                    10.00              9.79            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                              $21.13            $12.37         4,991
                                                                                    18.64             21.13         5,037
                                                                                    15.63             18.64         5,076
                                                                                    14.45             15.63         2,319
                                                                                    12.41             14.45         2,253
                                                                                     9.57             12.41           202
                                                                                    10.00              9.57            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                         $19.40            $14.27         1,259
                                                                                    17.96             19.40         1,287
                                                                                    15.10             17.96         1,288
                                                                                    14.85             15.10         1,028
                                                                                    13.07             14.85           734
                                                                                    10.09             13.07           734
                                                                                    10.00             10.09            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                               $11.08            $ 6.28         3,298
                                                                                    11.03             11.08         4,946
                                                                                    10.00             11.03         3,452
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $15.12            $10.50        13,737
                                                                                    13.79             15.12        12,688
                                                                                    12.34             13.79        14,965
                                                                                    12.12             12.34        11,682
                                                                                    11.41             12.12        12,533
                                                                                    10.00             11.41        10,503
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $11.61            $ 8.05            --
                                                                                    10.60             11.61            --
                                                                                    10.00             10.60            --
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.14            $ 8.28            --
                                                                                    10.69             11.14            --
                                                                                    10.00             10.69            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.87            $10.82            --
                                                                                    10.42             10.87            --
                                                                                    10.00             10.42            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.49            $ 6.34           258
                                                                                     9.98             11.49           259
                                                                                    10.00              9.98            --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares    2008
                                                                             2007
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                   2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1             $11.20            $ 6.90             --    2008
                                                                          10.85             11.20             --    2007
                                                                          10.00             10.85             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $11.17            $ 6.67             --    2008
                                                                          10.25             11.17             --    2007
                                                                          10.00             10.25             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $10.36            $ 6.22             --    2008
                                                                          10.20             10.36             --    2007
                                                                          10.00             10.20             --    2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.91            $ 7.63            185    2008
                                                                          10.99             11.91            186    2007
                                                                          10.00             10.99             --    2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $10.95            $ 6.78         15,139    2008
                                                                          10.04             10.95         18,546    2007
                                                                           9.53             10.04         23,624    2006
                                                                           9.31              9.53         26,498    2005
                                                                           8.70              9.31         34,396    2004
                                                                           7.23              8.70         38,613    2003
                                                                          10.00              7.23         34,313    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $12.42            $10.70          1,263    2008
                                                                          12.23             12.42          1,537    2007
                                                                          11.70             12.23          3,984    2006
                                                                          11.73             11.70          3,648    2005
                                                                          11.10             11.73          1,208    2004
                                                                          10.28             11.10            952    2003
                                                                          10.00             10.28             --    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $14.02            $10.70          1,127    2008
                                                                          13.74             14.02          1,185    2007
                                                                          12.53             13.74          1,081    2006
                                                                          12.44             12.53          3,658    2005
                                                                          11.41             12.44            643    2004
                                                                          10.03             11.41            175    2003
                                                                          10.00             10.03             --    2002
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                         $12.30            $ 6.81             --    2008
                                                                          14.49             12.30          5,736    2007
                                                                          13.70             14.49          4,896    2006
                                                                          13.30             13.70          7,771    2005
                                                                          12.71             13.30          4,496    2004
                                                                           9.91             12.71            997    2003
                                                                          10.00              9.91             --    2002
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                $16.47            $ 9.65         29,449    2008
                                                                          12.17             16.47         33,322    2007
                                                                          10.80             12.17        102,977    2006
                                                                          10.40             10.80        114,447    2005
                                                                           9.71             10.40        144,709    2004
                                                                           7.82              9.71        168,642    2003
                                                                          10.00              7.82        136,697    2002
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares             $12.45            $ 7.50        58,144     2008
                                                                 18.94             12.45        86,421     2007
                                                                 16.82             18.94        17,510     2006
                                                                 15.61             16.82        17,502     2005
                                                                 13.34             15.61        15,415     2004
                                                                  9.43             13.34         8,173     2003
                                                                 10.00              9.43            --     2002
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $14.01            $10.52        21,105     2008
                                                                 13.78             14.01        23,725     2007
                                                                 12.87             13.78        25,954     2006
                                                                 12.59             12.87        24,619     2005
                                                                 11.70             12.59        26,261     2004
                                                                  9.70             11.70        22,290     2003
                                                                 10.00              9.70        12,000     2002
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.73            $10.49         4,114     2008
                                                                 10.18             10.73         2,476     2007
                                                                  9.96             10.18         1,290     2006
                                                                 10.00              9.96            --     2005
---------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

                      Principal Payment Advantage Elected



                                                                                                                   Number of
                                                                                 Accumulation      Accumulation   Accumulation
                                                                                Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             $12.30            $ 6.94             --
                                                                                     11.19             12.30             --
                                                                                     10.72             11.19             --
                                                                                     10.00             10.72             --
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              $13.37            $ 7.26            589
                                                                                     14.46             13.37            217
                                                                                     10.35             14.46             --
                                                                                     10.00             10.35             --
--------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 $11.55            $ 6.99             --
                                                                                     10.18             11.55             --
                                                                                     10.00             10.18             --
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   $10.18            $ 6.97          4,625
                                                                                     10.00             10.18             --
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $12.09            $ 7.04          9,108
                                                                                     11.75             12.09         12,246
                                                                                     10.23             11.75         12,517
                                                                                     10.00             10.23          3,321
--------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $11.99            $ 7.08          2,689
                                                                                     10.76             11.99          2,322
                                                                                     11.03             10.76          2,447
                                                                                     10.00             11.03          1,684
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $11.36            $ 7.29          1,401
                                                                                     11.58             11.36          1,233
                                                                                     10.07             11.58          1,160
                                                                                     10.00             10.07             --
--------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $16.03            $ 8.68          2,199
                                                                                     13.83             16.03          2,198
                                                                                     11.27             13.83          1,803
                                                                                     10.00             11.27             --
--------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $11.58            $ 6.65          1,939
                                                                                      9.75             11.58          1,538
                                                                                     10.27              9.75          1,741
                                                                                     10.00             10.27             --
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $10.98            $ 7.89             --
                                                                                     11.79             10.98             --
                                                                                     10.12             11.79            321
                                                                                     10.00             10.12             --
--------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.81            $10.44         16,384
                                                                                     10.06             10.81          7,237
                                                                                     10.09             10.06          8,608
                                                                                     10.00             10.09          2,217
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $10.84            $ 6.34             --
                                                                                     10.89             10.84             --
                                                                                     10.29             10.89             --
                                                                                     10.00             10.29             --
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                        2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                           2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation   Accumulation
                                                                           Unit Values at    Unit Values at Unit Values at
Subaccounts                                                              Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares         $11.46            $ 7.37             --     2008
                                                                                10.33             11.46             --     2007
                                                                                10.06             10.33          1,883     2006
                                                                                10.00             10.06             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                   $10.63            $10.70          1,320     2008
                                                                                10.83             10.63          1,908     2007
                                                                                10.10             10.83             --     2006
                                                                                10.00             10.10             --     2005
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                          $11.41            $ 6.04             --     2008
                                                                                11.91             11.44             --     2007
                                                                                10.26             11.91             --     2006
                                                                                10.00             10.26             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                         $12.77            $ 8.31             --     2008
                                                                                12.67             12.77             --     2007
                                                                                10.36             12.67             --     2006
                                                                                10.00             10.36             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                         $11.46            $ 6.02             --     2008
                                                                                10.25             11.46             --     2007
                                                                                10.40             10.25             --     2006
                                                                                10.00             10.40             --     2005
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 $10.44            $ 7.47          4,697     2008
                                                                                10.47             10.44          5,680     2007
                                                                                10.10             10.47             --     2006
                                                                                10.00             10.10             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            $10.92            $ 9.96             --     2008
                                                                                10.48             10.92             --     2007
                                                                                10.67             10.48             --     2006
                                                                                10.00             10.67             --     2005
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               $13.74            $ 7.73          1,385     2008
                                                                                11.94             13.74          5,367     2007
                                                                                10.91             11.94          4,729     2006
                                                                                10.00             10.91             --     2005
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                               $12.13            $ 6.81          6,943     2008
                                                                                12.20             12.13         11,966     2007
                                                                                10.36             12.20          7,131     2006
                                                                                10.00             10.36          2,807     2005
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                     $13.85            $ 8.21          4,418     2008
                                                                                12.23             13.85          6,823     2007
                                                                                11.09             12.23          5,486     2006
                                                                                10.00             11.09          4,342     2005
-------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                            $11.54            $ 7.97        560,886     2008
                                                                                11.33             11.54        552,438     2007
                                                                                 9.76             11.33        542,781     2006
                                                                                10.00              9.76        197,473     2005
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                  $11.36            $ 7.30            539     2008
                                                                                10.90             11.36            490     2007
                                                                                10.00             10.90          2,054     2006
                                                                                10.00             10.00             --     2005
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation   Accumulation
                                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares          $ 9.90            $ 6.23             --
                                                                                    10.00              9.90             --
-------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                  $12.60            $ 7.77         10,306
                                                                                    12.40             12.60          1,147
                                                                                    10.67             12.40          4,597
                                                                                    10.00             10.67             --
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                              $14.68            $ 8.59          4,925
                                                                                    12.96             14.68          5,038
                                                                                    10.86             12.96          4,483
                                                                                    10.00             10.86             --
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                         $13.27            $ 9.75             --
                                                                                    12.96             13.27             --
                                                                                    10.33             12.96          4,483
                                                                                    10.00             10.33             --
-------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                               $11.07            $ 6.27          2,019
                                                                                    11.03             11.07             --
                                                                                    10.00             11.03             --
-------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $12.58            $ 8.73        566,386
                                                                                    11.48             12.58        639,920
                                                                                    10.28             11.48        658,952
                                                                                    10.00             10.28        299,414
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.13            $ 8.27             --
                                                                                    10.68             11.13             --
                                                                                    10.00             10.68             --
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.86            $10.80            955
                                                                                    10.41             10.86          1,864
                                                                                    10.00             10.41          2,716
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.48            $ 6.33            681
                                                                                     9.98             11.48             --
                                                                                    10.00              9.98             --
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.19            $ 6.89          1,239
                                                                                    10.85             11.19            772
                                                                                    10.00             10.85             --
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $11.16            $ 6.66          1,604
                                                                                    10.20             11.16          1,291
                                                                                    10.00             10.20             --
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $10.35            $ 6.21            695
                                                                                    10.25             10.35          1,114
                                                                                    10.00             10.25             --
-------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $11.90            $ 7.62          1,405
                                                                                    10.98             11.90            967
                                                                                    10.00             10.98             --
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $11.75            $ 7.27          4,169
                                                                                    10.79             11.75          4,145
                                                                                    10.24             10.79          4,445
                                                                                    10.00             10.24          3,230
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares    2008
                                                                             2007
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                   2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation   Accumulation
                                                             Unit Values at    Unit Values at Unit Values at
Subaccounts                                                Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares         $10.57            $ 9.10            462     2008
                                                                  10.41             10.57             --     2007
                                                                   9.97             10.41             --     2006
                                                                  10.00              9.97             --     2005
-----------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares             $11.21            $ 8.55        167,350     2008
                                                                  10.99             11.21        216,825     2007
                                                                  10.03             10.99        218,920     2006
                                                                  10.00             10.03        120,996     2005
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                 $11.09            $ 6.14         65,153     2008
                                                                  10.97             11.09         57,625     2007
                                                                  10.37             10.97            857     2006
                                                                  10.00             10.37             --     2005
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares              $13.26            $ 7.77          6,364     2008
                                                                  11.60             13.26             --     2007
                                                                  10.30             11.60         11,007     2006
                                                                  10.00             10.30             --     2005
-----------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares              $11.86            $ 7.14         16,041     2008
                                                                  11.85             11.86             --     2007
                                                                  10.53             11.85         10,557     2006
                                                                  10.00             10.53          5,057     2005
-----------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares            $10.92            $ 8.20          9,458     2008
                                                                  10.75             10.92          6,486     2007
                                                                  10.04             10.75         11,673     2006
                                                                  10.00             10.04          3,066     2005
-----------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares          $10.74            $10.50         46,725     2008
                                                                  10.19             10.74         74,776     2007
                                                                   9.99             10.19         42,888     2006
                                                                  10.00              9.99         15,622     2005
-----------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             $10.77            $ 6.06             --
                                                                                      9.84             10.77             --
                                                                                     10.00              9.84             --
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              $11.71            $ 6.33          1,442
                                                                                     12.71             11.71            540
                                                                                     10.00             12.71             --
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 $11.48            $ 6.93             --
                                                                                     10.15             11.48             --
                                                                                     10.00             10.15             --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   $10.17            $ 6.94         82,214
                                                                                     10.00             10.17         54,897
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $11.30            $ 6.55          3,527
                                                                                     11.02             11.30             --
                                                                                     10.00             11.02             --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $10.96            $ 6.45             --
                                                                                      9.86             10.96             --
                                                                                     10.00              9.86             --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $10.76            $ 6.89             --
                                                                                     11.02             10.76             --
                                                                                     10.00             11.02             --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $12.42            $ 6.70          6,061
                                                                                     10.76             12.42          6,299
                                                                                     10.00             10.76          4,867
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $11.42            $ 6.54             --
                                                                                      9.65             11.42             --
                                                                                     10.00              9.65             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $10.35            $ 7.41             --
                                                                                     11.16             10.35             --
                                                                                     10.00             11.16            713
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.86            $10.45        107,109
                                                                                     10.14             10.86             --
                                                                                     10.00             10.14          2,331
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.68            $ 5.64             --
                                                                                      9.75              9.68             --
                                                                                     10.00              9.75             --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $11.07            $ 7.10             --
                                                                                     10.17             11.07             --
                                                                                     10.00             10.17             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.43            $10.46          2,072
                                                                                     10.50             10.43             --
                                                                                     10.00             10.50             --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                        2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                           2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                             $10.63            $ 5.60              --   2008
                                                                                   11.11             10.63              --   2007
                                                                                   10.00             11.11              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                            $10.51            $ 6.82              --   2008
                                                                                   10.47             10.51              --   2007
                                                                                   10.00             10.47              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                            $10.97            $ 5.75              --   2008
                                                                                    9.85             10.97              --   2007
                                                                                   10.00              9.85              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $10.14            $ 7.23          38,682   2008
                                                                                   10.21             10.14          86,069   2007
                                                                                   10.00             10.21              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                               $10.50            $ 9.54              --   2008
                                                                                   10.11             10.50              --   2007
                                                                                   10.00             10.11              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.74            $ 6.58           3,446   2008
                                                                                   10.24             11.74          92,816   2007
                                                                                   10.00             10.24           7,915   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.87            $ 6.08           2,989   2008
                                                                                   10.98             10.87          79,558   2007
                                                                                   10.00             10.98              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.04            $ 6.52              --   2008
                                                                                    9.78             11.04          38,391   2007
                                                                                   10.00              9.78              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.21            $ 7.71       1,660,801   2008
                                                                                   11.05             11.21       1,670,066   2007
                                                                                   10.00             11.05         176,710   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $11.10            $ 7.11              --   2008
                                                                                   10.68             11.10              --   2007
                                                                                   10.00             10.68           3,339   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.89            $ 6.20         277,963   2008
                                                                                   10.00              9.89         236,786   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.99            $ 6.76         102,529   2008
                                                                                   10.86             10.99           2,942   2007
                                                                                   10.00             10.86           7,509   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.18            $ 7.10           5,693   2008
                                                                                   10.79             12.18           7,558   2007
                                                                                   10.00             10.79           5,208   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        $11.68            $ 8.55              --   2008
                                                                                   10.85             11.68              --   2007
                                                                                   10.00             10.85              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.01            $ 6.21           4,333   2008
                                                                                   11.00             11.01              --   2007
                                                                                   10.00             11.00              --   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $11.54            $ 7.98              --
                                                                                    10.56             11.54              --
                                                                                    10.00             10.56              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $11.53            $ 7.96       1,821,154
                                                                                    10.57             11.53       1,906,826
                                                                                    10.00             10.57         268,531
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.06            $ 8.19              --
                                                                                    10.66             11.06              --
                                                                                    10.00             10.66              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.80            $10.70           2,017
                                                                                    10.39             10.80           4,253
                                                                                    10.00             10.39           5,698
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.41            $ 6.27           1,462
                                                                                     9.95             11.41              --
                                                                                    10.00              9.95              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.12            $ 6.83           2,634
                                                                                    10.82             11.12           1,742
                                                                                    10.00             10.82              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $11.10            $ 6.60           3,418
                                                                                    10.17             11.10           2,917
                                                                                    10.00             10.17              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $10.29            $ 6.16           1,495
                                                                                    10.23             10.29           2,514
                                                                                    10.00             10.23              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $11.83            $ 7.54           2,996
                                                                                    10.96             11.83           2,181
                                                                                    10.00             10.96              --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $11.12            $ 6.86              --
                                                                                    10.25             11.12              --
                                                                                    10.00             10.25              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           $10.50            $ 9.01             977
                                                                                    10.39             10.50              --
                                                                                    10.00             10.39              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $10.83            $ 8.23         144,648
                                                                                    10.66             10.83         160,618
                                                                                    10.00             10.66           8,494
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   $10.89            $ 6.00          94,615
                                                                                    10.16             10.89          70,238
                                                                                    10.00             10.16           1,944
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $10.96            $ 6.40          66,117
                                                                                    10.68             10.96              --
                                                                                    10.00             10.68          17,124
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $10.88            $ 6.53         151,302
                                                                                     9.93             10.88              --
                                                                                    10.00              9.93              --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $10.61            $ 7.94         37,349    2008
                                                                 10.48             10.61             --    2007
                                                                 10.00             10.48          7,756    2006
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.71            $10.43        217,968    2008
                                                                 10.20             10.71        489,280    2007
                                                                 10.00             10.20             --    2006
---------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

         Lifetime Income Plus (for Single Annuitant contracts) Elected



                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             $10.80            $ 6.08             --
                                                                                      9.85             10.80             --
                                                                                     10.00              9.85             --
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              $11.74            $ 6.36         15,859
                                                                                     12.72             11.74          6,258
                                                                                     10.00             12.72             --
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 $11.51            $ 6.96             --
                                                                                     10.16             11.51             --
                                                                                     10.00             10.16             --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   $10.17            $ 6.95             --
                                                                                     10.00             10.17             --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $11.33            $ 6.58         38,294
                                                                                     11.03             11.33             --
                                                                                     10.00             11.03             --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $10.98            $ 6.47             --
                                                                                      9.87             10.98             --
                                                                                     10.00              9.87             --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $10.79            $ 6.91             --
                                                                                     11.03             10.79             --
                                                                                     10.00             11.03             --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $12.45            $ 6.73         66,049
                                                                                     10.77             12.45         72,392
                                                                                     10.00             10.77         46,479
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $11.45            $ 6.56             --
                                                                                      9.66             11.45             --
                                                                                     10.00              9.66             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $10.37            $ 7.44             --
                                                                                     11.17             10.37             --
                                                                                     10.00             11.17          6,825
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.88            $10.49        129,503
                                                                                     10.15             10.88             --
                                                                                     10.00             10.15         22,264
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.70            $ 5.66             --
                                                                                      9.76              9.70             --
                                                                                     10.00              9.76             --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $11.09            $ 7.13             --
                                                                                     10.18             11.09             --
                                                                                     10.00             10.18             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.45            $10.50             --
                                                                                     10.51             10.45             --
                                                                                     10.00             10.51             --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                        2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                           2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
----------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
---------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                             $10.65            $ 5.62              --   2008
                                                                                   11.12             10.65              --   2007
                                                                                   10.00             11.12              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                            $10.54            $ 6.85              --   2008
                                                                                   10.48             10.54              --   2007
                                                                                   10.00             10.48              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                            $11.00            $ 5.77              --   2008
                                                                                    9.86             11.00              --   2007
                                                                                   10.00              9.86              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $10.17            $ 7.26          46,959   2008
                                                                                   10.21             10.17         102,946   2007
                                                                                   10.00             10.21              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                               $10.53            $ 9.58              --   2008
                                                                                   10.12             10.53              --   2007
                                                                                   10.00             10.12              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $11.77            $ 6.61          37,321   2008
                                                                                   10.25             11.77         110,740   2007
                                                                                   10.00             10.25          50,181   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $10.90            $ 6.11          32,226   2008
                                                                                   10.99             10.90          95,037   2007
                                                                                   10.00             10.99              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.06            $ 6.54              --   2008
                                                                                    9.79             11.06          33,605   2007
                                                                                   10.00              9.79              --   2006
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.24            $ 7.75       2,313,905   2008
                                                                                   11.06             11.24       2,322,190   2007
                                                                                   10.00             11.06       1,224,934   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $11.13            $ 7.14              --   2008
                                                                                   10.70             11.13              --   2007
                                                                                   10.00             10.70          31,894   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.90            $ 6.22              --   2008
                                                                                   10.00              9.90              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $11.02            $ 6.79          92,234   2008
                                                                                   10.87             11.02          33,833   2007
                                                                                   10.00             10.87          47,716   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $12.22            $ 7.13          62,230   2008
                                                                                   10.80             12.22          86,450   2007
                                                                                   10.00             10.80          49,642   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        $11.71            $ 8.59              --   2008
                                                                                   10.86             11.71              --   2007
                                                                                   10.00             10.86              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.04            $ 6.23          47,182   2008
                                                                                   11.01             11.04              --   2007
                                                                                   10.00             11.01              --   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $11.56            $ 8.00       2,289,496
                                                                                    10.58             11.56       2,514,143
                                                                                    10.00             10.58       1,425,470
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.09            $ 8.22              --
                                                                                    10.67             11.09              --
                                                                                    10.00             10.67              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.83            $10.74          22,155
                                                                                    10.40             10.83          48,763
                                                                                    10.00             10.40          54,505
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.44            $ 6.30          15,881
                                                                                     9.96             11.44              --
                                                                                    10.00              9.96              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.15            $ 6.86          28,481
                                                                                    10.83             11.15          20,052
                                                                                    10.00             10.83              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $11.12            $ 6.62          37,143
                                                                                    10.18             11.12          33,521
                                                                                    10.00             10.18              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $10.31            $ 6.18          16,254
                                                                                    10.24             10.31          28,914
                                                                                    10.00             10.24              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $11.86            $ 7.58          32,406
                                                                                    10.97             11.86          25,106
                                                                                    10.00             10.97              --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $11.15            $ 6.88              --
                                                                                    10.26             11.15              --
                                                                                    10.00             10.26              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           $10.53            $ 9.05          10,751
                                                                                    10.40             10.53              --
                                                                                    10.00             10.40              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $10.86            $ 8.26         195,199
                                                                                    10.67             10.86         203,929
                                                                                    10.00             10.67         107,883
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   $10.92            $ 6.03         126,692
                                                                                    10.17             10.92         110,057
                                                                                    10.00             10.17          18,528
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                          $10.99            $ 6.42          59,141
                                                                                    10.69             10.99              --
                                                                                    10.00             10.69         108,746
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $10.90            $ 6.55         135,890
                                                                                     9.94             10.90              --
                                                                                    10.00              9.94              --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $10.64            $ 7.97         44,881    2008
                                                                 10.49             10.64             --    2007
                                                                 10.00             10.49         49,249    2006
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.73            $10.47        263,298    2008
                                                                 10.21             10.73        572,406    2007
                                                                 10.00             10.21             --    2006
---------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

           Lifetime Income Plus 2007 (for Single Annuitants) Elected



                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             $10.77            $ 6.06              --
                                                                                      9.84             10.77              --
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              $11.71            $ 6.33           1,442
                                                                                     12.71             11.71             540
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 $11.48            $ 6.93              --
                                                                                     10.15             11.48              --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                   $10.17            $ 6.94          82,214
                                                                                     10.00             10.17          54,897
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $11.30            $ 6.55           3,527
                                                                                     11.02             11.30        3,526.56
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $10.96            $ 6.45              --
                                                                                      9.86             10.96              --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $10.76            $ 6.89              --
                                                                                     11.02             10.76              --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $12.42            $ 6.70           6,061
                                                                                     10.76             12.42           6,299
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $11.42            $ 6.54              --
                                                                                      9.65             11.42              --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $10.35            $ 7.41              --
                                                                                     11.16             10.35              --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.86            $10.45         107,109
                                                                                     10.14             10.86      107,109.01
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.68            $ 5.64              --
                                                                                      9.75              9.68              --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $11.07            $ 7.10              --
                                                                                     10.17             11.07              --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.43            $10.46           2,072
                                                                                     10.50             10.43        2,072.01
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $10.63            $ 5.60              --
                                                                                     11.11             10.63              --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $10.51            $ 6.82              --
                                                                                     10.47             10.51              --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              $10.97            $ 5.75              --
                                                                                      9.85             10.97              --
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      $10.14            $ 7.23          38,682
                                                                                     10.21             10.14          86,069
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 $10.50            $ 9.54              --
                                                                                     10.11             10.50              --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       2008
                                                                              2007
----------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                        2008
                                                                              2007
----------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                           2008
                                                                              2007
----------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B             2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2008
                                                                              2007
----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2008
                                                                              2007
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2008
                                                                              2007
----------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                        2008
                                                                              2007
----------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                2008
                                                                              2007
----------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                           2008
                                                                              2007
----------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                   $11.74            $ 6.58           3,446
                                                                                    10.24             11.74          92,816
------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                   $10.87            $ 6.08           2,989
                                                                                    10.98             10.87          79,558
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                         $11.04            $ 6.52              --
                                                                                     9.78             11.04          38,391
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                $11.21            $ 7.71       1,660,801
                                                                                    11.05             11.21       1,670,066
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                      $11.10            $ 7.11              --
                                                                                    10.68             11.10              --
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds                                            $ 9.89            $ 6.20         277,963
                                                                                    10.00              9.89         236,786
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                  $10.99            $ 6.76         102,529
                                                                                    10.86             10.99           2,942
------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                              $ 9.54            $ 7.10           5,693
                                                                                    10.79             12.18           7,558
------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                        $11.68            $ 8.55              --
                                                                                    10.85             11.68              --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                               $11.01            $ 6.21           4,333
                                                                                    11.00             11.01              --
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $11.53            $ 7.96       1,821,154
                                                                                    10.57             11.53       1,906,826
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.06            $ 8.19              --
                                                                                    10.66             11.06              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.80            $10.70           2,017
                                                                                    10.39             10.80           4,253
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.41            $ 6.27           1,462
                                                                                     9.95             11.41              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.12            $ 6.83           2,634
                                                                                    10.82             11.12           1,742
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $11.10            $ 6.60           3,418
                                                                                    10.17             11.10           2,917
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $10.29            $ 6.16           1,495
                                                                                    10.23             10.29           2,514
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $11.83            $ 7.54           2,996
                                                                                    10.96             11.83           2,181
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $11.12            $ 6.86              --
                                                                                    10.25             11.12              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           $10.50            $ 9.01             977
                                                                                    10.39             10.50              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $10.83            $ 8.23         144,648
                                                                                    10.66             10.83         160,618
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                             2008
                                                                             2007
---------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                             2008
                                                                             2007
---------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                   2008
                                                                             2007
---------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                          2008
                                                                             2007
---------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                2008
                                                                             2007
---------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds                                      2008
                                                                             2007
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2008
                                                                             2007
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        2008
                                                                             2007
---------------------------------------------------------------------------------
  Templeton Global Assets Allocation Fund -- Class 2 Shares                  2008
                                                                             2007
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2008
                                                                             2007
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2008
                                                                             2007
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
---------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2008
                                                                             2007
---------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $10.89            $ 6.00         94,615    2008
                                                                       10.16             10.89         70,238    2007
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $10.96            $ 6.40         66,117    2008
                                                                       10.68             10.96             --    2007
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $10.88            $ 6.53        151,302    2008
                                                                        9.93             10.88             --    2007
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.61            $ 7.94         37,349    2008
                                                                       10.48             10.61             --    2007
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.71            $10.43        217,968    2008
                                                                       10.20             10.71        489,280    2007
---------------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

           Lifetime Income Plus 2007 (for Joint Annuitants) Elected



                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
---------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                           $ 9.72            $ 5.52             --    2008
                                                                                   10.00              9.72             --    2007
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B                 $ 9.78            $ 6.73             --    2008
                                                                                   10.00              9.78             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                        $ 9.72            $ 5.69             --    2008
                                                                                   10.00              9.72             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                         $ 9.79            $ 5.81             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                        $10.16            $ 9.86            734    2008
                                                                                   10.00             10.16         734.32    2007
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $10.02            $ 7.20            250    2008
                                                                                   10.00             10.02            610    2007
---------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                               $ 9.58            $ 8.78             --    2008
                                                                                   10.00              9.58             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.80            $ 5.54             --    2008
                                                                                   10.00              9.80          2,173    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.64            $ 5.44             --    2008
                                                                                   10.00              9.64          1,870    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.78            $ 5.83             --    2008
                                                                                   10.00              9.78            623    2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.87            $ 6.85             --    2008
                                                                                   10.00              9.87             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.73            $ 6.16             --    2008
                                                                                   10.00              9.73             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.69            $ 6.01          1,847    2008
                                                                                   10.00              9.69       1,847.21    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.64            $ 5.49             --    2008
                                                                                   10.00              9.64             --    2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                             $ 9.82            $ 6.84             --    2008
                                                                                   10.00              9.82             --    2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.79            $ 6.09             --    2008
                                                                                   10.00              9.79             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.85            $ 7.54             --    2008
                                                                                   10.00              9.85             --    2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                    $ 9.63            $ 4.82             --    2008
                                                                                   10.00              9.63             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $ 9.71            $ 5.20            --     2008
                                                                       10.00              9.71            --     2007
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $ 9.63            $ 5.89           666     2008
                                                                       10.00              9.63         1,253     2007
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.03            $ 7.57           258     2008
                                                                       10.00             10.03        257.68     2007
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.07            $ 9.89         1,473     2008
                                                                       10.00             10.07         3,656     2007
---------------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

                       Lifetime Income Plus 2008 Elected



                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                             $ 9.72            $ 5.51             --
                                                                                     10.00              9.72             --
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                              $ 9.20            $ 5.01             --
                                                                                     10.00              9.20             --
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                                 $ 9.79            $ 5.95             --
                                                                                     10.00              9.79             --
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio--Class B                     $ 9.78            $ 6.73        259,826
                                                                                     10.00              9.78          8,854
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                          $ 9.72            $ 5.68             --
                                                                                     10.00              9.72             --
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                           $ 9.79            $ 5.80             --
                                                                                     10.00              9.79             --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                                $ 9.66            $ 6.23             --
                                                                                     10.00              9.66             --
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $ 9.68            $ 5.26             --
                                                                                     10.00              9.68             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $ 9.83            $ 5.67             --
                                                                                     10.00              9.83             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $ 9.57            $ 6.90             --
                                                                                     10.00              9.57             --
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $ 9.66            $ 5.67             --
                                                                                     10.00              9.66             --
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $ 9.75            $ 6.30             --
                                                                                     10.00              9.75             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.02            $10.12             --
                                                                                     10.00             10.02             --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $ 9.62            $ 5.10             --
                                                                                     10.00              9.62             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $ 9.57            $ 6.26             --
                                                                                     10.00              9.57             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              $ 9.77            $ 5.16             --
                                                                                     10.00              9.77             --
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                      $10.02            $ 7.19        101,407
                                                                                     10.00             10.02          3,702
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                                 $ 9.58            $ 8.77             --
                                                                                     10.00              9.58             --
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                    $ 9.80            $ 5.53         78,832
                                                                                     10.00              9.80          8,453
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                    $ 9.64            $ 5.43          7,911
                                                                                     10.00              9.64          7,179
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                       2008
                                                                              2007
----------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                        2008
                                                                              2007
----------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                           2008
                                                                              2007
----------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio--Class B               2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                    2008
                                                                              2007
----------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                     2008
                                                                              2007
----------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                          2008
                                                                              2007
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2008
                                                                              2007
----------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                        2008
                                                                              2007
----------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                2008
                                                                              2007
----------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                           2008
                                                                              2007
----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
----------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                              2008
                                                                              2007
----------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                              2008
                                                                              2007
----------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                         $ 9.78            $ 5.82           4,945
                                                                                    10.00              9.78           2,740
------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                                $ 9.87            $ 6.84       1,396,797
                                                                                    10.00              9.87          25,587
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                      $ 9.66            $ 6.23              --
                                                                                    10.00              9.66              --
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund--Class 2 Shares            $ 9.73            $ 6.15         683,959
                                                                                    10.00              9.73          42,614
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                  $ 9.68            $ 6.00         269,677
                                                                                    10.00              9.68      269,676.77
------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                              $ 9.78            $ 5.75              --
                                                                                    10.00              9.78              --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                         $ 9.82            $ 7.25              --
                                                                                    10.00              9.82              --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                               $ 9.64            $ 5.48          17,240
                                                                                    10.00              9.64       17,239.91
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.82            $ 6.83       1,966,837
                                                                                    10.00              9.82          50,433
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $ 9.78            $ 7.29              --
                                                                                    10.00              9.78              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.10            $10.08              --
                                                                                    10.00             10.10              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $ 9.71            $ 5.38              --
                                                                                    10.00              9.71              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $ 9.69            $ 6.00              --
                                                                                    10.00              9.69              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $ 9.71            $ 5.82              --
                                                                                    10.00              9.71              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $ 9.66            $ 5.83              --
                                                                                    10.00              9.66              --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $ 9.71            $ 6.24              --
                                                                                    10.00              9.71              --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.79            $ 6.08              --
                                                                                    10.00              9.79              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           $10.03            $ 8.67              --
                                                                                    10.00             10.03              --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $ 9.84            $ 7.54          97,336
                                                                                    10.00              9.84       97,336.44
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       $ 9.71            $ 5.20          12,333
                                                                                    10.00              9.71       12,333.47
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $ 9.68            $ 5.86         406,281
                                                                                    10.00              9.68      406,281.25
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                   2008
                                                                             2007
---------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                          2008
                                                                             2007
---------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                2008
                                                                             2007
---------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund--Class 2 Shares      2008
                                                                             2007
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2008
                                                                             2007
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        2008
                                                                             2007
---------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                   2008
                                                                             2007
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2008
                                                                             2007
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2008
                                                                             2007
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
---------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2008
                                                                             2007
---------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
---------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 2008
                                                                             2007
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2008
                                                                             2007
---------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $ 9.63            $ 5.89          80,432   2008
                                                                       10.00              9.63           4,966   2007
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $10.03            $ 7.56         103,931   2008
                                                                       10.00             10.03      103,931.02   2007
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.07            $ 9.88         624,463   2008
                                                                       10.00             10.07          22,148   2007
---------------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

TABLE OF CONTENTS

Statement of Additional Information

                                                                                                                  Page
The Company...................................................................................................... B-3

The Separate Account............................................................................................. B-3

Additional Information About the Guarantee Account............................................................... B-3

The Contracts.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

Termination of Participation Agreements.......................................................................... B-4

Calculation of Performance Data.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

Tax Matters...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

General Provisions............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

Legal Developments Regarding Employment-Related Benefit Plans.................................................... B-9

Regulation of Genworth Life Insurance Company of New York........................................................ B-9

Experts.......................................................................................................... B-9

Financial Statements............................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY/Foundation NY), to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2009, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2009.

TABLE OF CONTENTS

The Company...................................................................................................... B-3

The Separate Account............................................................................................. B-3

Additional Information About the Guarantee Account............................................................... B-3

The Contracts.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

Termination of Participation Agreements.......................................................................... B-4

Calculation of Performance Data.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

Tax Matters...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-7

General Provisions............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-8

Legal Developments Regarding Employment-Related Benefit Plans.................................................... B-9

Regulation of Genworth Life Insurance Company of New York........................................................ B-9

Experts.......................................................................................................... B-9

Financial Statements............................................................................................. B-9

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.


On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers term and universal life insurance and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. Institutional products include guaranteed investment contracts ("GICs") funding agreements and funding agreements backing notes ("FABNs"). We discontinued offering variable life on and after May 1, 2008. We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the State of New York.


We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 6 months' prior written notice to the other party.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


Genworth Variable Insurance Trust. This agreement may be terminated at the option of any party upon 90 days' advance written notice.


Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.


JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one-year advance written notice, unless a shorter time is agreed upon by the parties.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.



Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund --Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund


Current Yield:    -0.53% as of December 31, 2008
Effective Yield:  -0.52% as of December 31, 2008


Dreyfus Variable Investment Fund -- Money Market Portfolio


Current Yield:    -0.42% as of December 31, 2008
Effective Yield:  -0.42% as of December 31, 2008


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all available rider options.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of New York


We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions


In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:


   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased

Regulation of Genworth Life Insurance Company of New York


Besides federal securities laws, we are subject to the New York insurance laws.


Experts


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008, and the financial statements of the Separate Account as of December 31, 2008 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2008

      (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Table of Contents

                                December 31, 2008

                                                                            PAGE
                                                                           -----
Independent Registered Public Accounting Firm's Report                       F-1
Statements of Assets and Liabilities                                         F-3
Statements of Operations                                                    F-23
Statements of Changes in Net Assets                                         F-49
Notes to Financial Statements                                              F-100

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; The Alger American Fund -- Alger American LargeCap Growth Portfolio -- Class O Shares, Alger American SmallCap Growth Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund-- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares; Dreyfus Variable Investment Fund -- Money Market Portfolio; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund-- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Initial Class, VIP Asset Manager(SM) Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StockPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Western Asset Management Core Plus Fixed Income Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global

Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- PIMCO All Asset Portfolio -- Advisor Class Shares, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares, PIMCO High Yield Portfolio -- Administrative Class Shares, PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares, PIMCO Low Duration Portfolio -- Administrative Class Shares, PIMCO Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2008, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2008, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 20, 2009

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                                                                                  THE ALGER
                                                                                                                  AMERICAN
                                                               AIM VARIABLE INSURANCE FUNDS                         FUND
                                       ------------------------------------------------------------------------ ------------
                                                                                                                   ALGER
                                                     AIM V.I.                AIM V.I.      AIM V.I.   AIM V.I.   AMERICAN
                                         AIM V.I.     CAPITAL    AIM V.I.     GLOBAL    INTERNATIONAL LARGE CAP  LARGECAP
                                       BASIC VALUE APPRECIATION CORE EQUITY REAL ESTATE     GROWTH     GROWTH     GROWTH
                                         FUND --      FUND --      FUND --     FUND --     FUND --     FUND --  PORTFOLIO --
                          CONSOLIDATED  SERIES II    SERIES I    SERIES I    SERIES II    SERIES II   SERIES I    CLASS O
                              TOTAL       SHARES      SHARES       SHARES     SHARES        SHARES     SHARES     SHARES
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $699,635,526   1,040,237    366,853     517,029     453,846     5,397,330     171,186    150,694
Dividend receivable            433,716          --         --          --          --            --          --         --
Receivable for units
   sold                        190,037         864        192         224          --            --         292         --
                          ------------------------------------------------------------------------------------------------
   Total assets            700,259,279   1,041,101    367,045     517,253     453,846     5,397,330     171,478    150,694
                          ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                    33,217          44         15          22          23           253           7          6
Payable for units
   withdrawn                   129,534          --         --          --         204         1,499          --         --
                          ------------------------------------------------------------------------------------------------
   Total liabilities           162,751          44         15          22         227         1,752           7          6
                          ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                  690,136,682   1,041,057    367,030     517,231     407,273     5,307,723     171,471    150,688
Variable annuity contract
   owners in the
   annuitization
   period                    9,959,846          --         --          --      46,346        87,855          --         --
                          ------------------------------------------------------------------------------------------------
Net assets                $700,096,528   1,041,057    367,030     517,231     453,619     5,395,578     171,471    150,688
                          ================================================================================================
Investments in securities
   at cost                $907,544,152   2,255,091    527,814     647,086     724,392     7,599,227     232,334    271,655
                          ================================================================================================
Shares outstanding                         255,586     21,720      26,179      49,873       280,672      17,504      5,691
                                       ===================================================================================

                 See accompanying notes to financial statements


                            THE ALGER
                             AMERICAN
                              FUND                   ALLIANCEBERNSTEIN VARIABLE
                           (CONTINUED)               PRODUCTS SERIES FUND, INC.
                          ------------   -----------------------------------------------------------
                             ALGER
                            AMERICAN
                            SMALLCAP      ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                             GROWTH           BALANCED              GLOBAL             GROWTH AND
                          PORTFOLIO --     WEALTH STRATEGY        TECHNOLOGY             INCOME
                             CLASS O        PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                             SHARES           CLASS B             CLASS B              CLASS B
                          -------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $192,906       4,887,238           244,558                   5,314,273
Dividend receivable               --              --                --                          --
Receivable for units
   sold                           --              --                51                          --
                            -----------------------------------------------------------------------
   Total assets              192,906       4,887,238           244,609                   5,314,273
                            -----------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       7             223                10                         235
Payable for units
   withdrawn                      --             144                --                      11,769
                            -----------------------------------------------------------------------
   Total liabilities               7             367                10                      12,004
                            -----------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    192,899       4,756,279           244,599                   5,186,869
Variable annuity contract
   owners in the
   annuitization
   period                         --         130,592                --                     115,400
                            -----------------------------------------------------------------------
Net assets                  $192,899       4,886,871           244,599                   5,302,269
                            =======================================================================
Investments in securities
   at cost                  $261,859       6,684,905           366,575                   8,085,226
                            =======================================================================
Shares outstanding            10,973         569,608            22,920                     409,736
                            =======================================================================




                                                                                          AMERICAN
                                                                                          CENTURY
                                                                                          VARIABLE
                                  ALLIANCEBERNSTEIN VARIABLE                             PORTFOLIOS,
                                  PRODUCTS SERIES FUND, INC.                                 INC.
                          -------------------------------------------------------------  -----------
                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN           VP
                            INTERNATIONAL         LARGE CAP           SMALL CAP            INCOME &
                                VALUE              GROWTH              GROWTH               GROWTH
                             PORTFOLIO --       PORTFOLIO --         PORTFOLIO --           FUND --
                               CLASS B             CLASS B             CLASS B              CLASS I
                          ---------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   7,503,504          1,201,765           133,061               559,087
Dividend receivable                   --                 --                --                    --
Receivable for units
   sold                               --              1,529                37                   190
                          -------------------------------------------------------------------------
   Total assets                7,503,504          1,203,294           133,098               559,277
                          -------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         357                 49                 5                    24
Payable for units
   withdrawn                       2,012                 --                --                    --
                          -------------------------------------------------------------------------
   Total liabilities               2,369                 49                 5                    24
                          -------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      7,384,140          1,203,245           133,093               559,253
Variable annuity contract
   owners in the
   annuitization
   period                        116,995                 --                --                    --
                          -------------------------------------------------------------------------
Net assets                     7,501,135          1,203,245           133,093               559,253
                          =========================================================================
Investments in securities
   at cost                    12,680,205          1,583,931           201,730               813,384
                          =========================================================================
Shares outstanding               686,505             66,654            16,109               115,993
                          =========================================================================







                 See accompanying notes to financial statements

                                                                AMERICAN
                                                                 CENTURY
                                                                VARIABLE
                                AMERICAN CENTURY VARIABLE      PORTFOLIOS
                              PORTFOLIOS, INC. (CONTINUED)      II, INC.           BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------- ------------ ----------------------------------------------------
                                                                                                                    BLACKROCK
                                                                            BLACKROCK    BLACKROCK     BLACKROCK      VALUE
                               VP                             VP INFLATION    BASIC       GLOBAL       LARGE CAP  OPPORTUNITIES
                          INTERNATIONAL VP ULTRA(R)  VP VALUE  PROTECTION  VALUE V.I. ALLOCATION V.I. GROWTH V.I.      V.I.
                             FUND --      FUND --    FUND --     FUND --    FUND --       FUND --       FUND --      FUND --
                             CLASS I      CLASS I    CLASS I    CLASS II    CLASS III    CLASS III     CLASS III    CLASS III
                          -----------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $1,649,021    360,750     987,264  13,522,666   511,836      55,762,967     207,296      292,802
Dividend receivable                 --         --          --          --        --              --          --           --
Receivable for units
   sold                             --         72          --       4,454        --           7,848          --           --
                            ------------------------------------------------------------------------------------------------
   Total assets              1,649,021    360,822     987,264  13,527,120   511,836      55,770,815     207,296      292,802
                            ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        82         15          39         660        21           2,803           9           13
Payable for units
   withdrawn                       277         --       4,594          --        --              --           1            2
                            ------------------------------------------------------------------------------------------------
   Total liabilities               359         15       4,633         660        21           2,803          10           15
                            ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    1,395,507    360,807     974,749  13,102,053   511,815      55,147,823     207,286      292,787
Variable annuity contract
   owners in the
   annuitization
   period                      253,155         --       7,882     424,407        --         620,189          --           --
                            ------------------------------------------------------------------------------------------------
Net assets                  $1,648,662    360,807     982,631  13,526,460   511,815      55,768,012     207,286      292,787
                            ================================================================================================
Investments in securities
   at cost                  $2,321,056    567,057   1,498,553  13,252,460   870,569      68,524,824     254,430      770,614
                            ================================================================================================
Shares outstanding             277,613     59,530     210,954   1,365,926    61,519       4,934,776      27,750       32,862
                            ================================================================================================

                 See accompanying notes to financial statements

                                                                            DREYFUS
                             COLUMBIA FUNDS VARIABLE                      INVESTMENT
                                INSURANCE TRUST I           DREYFUS       PORTFOLIOS
                            --------------------------   -------------   ------------
                                           COLUMBIA
                             COLUMBIA       MARSICO       THE DREYFUS
                              MARSICO    INTERNATIONAL      SOCIALLY
                              GROWTH     OPPORTUNITIES    RESPONSIBLE       MIDCAP
                               FUND,         FUND,           GROWTH          STOCK
                             VARIABLE       VARIABLE     FUND, INC. --   PORTFOLIO --
                             SERIES --     SERIES --        INITIAL         INITIAL
                             CLASS A        CLASS B          SHARES         SHARES
                            ---------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $2,949,657      6,156,665       226,745         111,553
Dividend receivable                 --             --            --              --
Receivable for units
   sold                            133             --           149              43
                            -------------------------------------------------------
   Total assets              2,949,790      6,156,665       226,894         111,596
                            -------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       125            278            10               4
Payable for units
   withdrawn                        --            282            --              --
                            -------------------------------------------------------
   Total liabilities               125            560            10               4
                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    2,949,665      6,097,214       226,884         111,592
Variable annuity contract
   owners in the
   annuitization
   period                           --         58,891            --              --
                            -------------------------------------------------------
Net assets                  $2,949,665      6,156,105       226,884         111,592
                            =======================================================
Investments in securities
   at cost                  $3,734,379     10,380,453       268,172         207,374
                            =======================================================
Shares outstanding             219,305        589,155        11,417          14,211
                            =======================================================

                              DREYFUS
                             VARIABLE
                            INVESTMENT                  DWS VARIABLE
                               FUND                      SERIES II
                            ----------   ------------------------------------------
                                                          DWS DREMAN
                                           DWS DREMAN        SMALL         DWS
                                          HIGH RETURN       MID CAP     TECHNOLOGY
                               MONEY     EQUITY VIP --   VALUE VIP --     VIP --
                               MARKET       CLASS B         CLASS B       CLASS B
                             PORTFOLIO       SHARES         SHARES        SHARES
                            ------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 2,855,651      420,782          649,814     104,447
Dividend receivable              3,185           --               --          --
Receivable for units
   sold                            135           60               --          35
                            ----------------------------------------------------
   Total assets              2,858,971      420,842          649,814     104,482
                            ----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       124           17               28           4
Payable for units
   withdrawn                        --           --            2,135          --
                            ----------------------------------------------------
   Total liabilities               124           17            2,163           4
                            ----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    2,858,847      420,825          647,651     104,478
Variable annuity contract
   owners in the
   annuitization
   period                           --           --               --          --
                            ----------------------------------------------------
Net assets                   2,858,847      420,825          647,651     104,478
                            ====================================================
Investments in securities
   at cost                   2,855,651      821,554        1,255,484     156,402
                            ====================================================
Shares outstanding           2,855,651       67,650           82,047      18,519
                            ====================================================

                 See accompanying notes to financial statements

                                                        EVERGREEN
                                                         VARIABLE
                                                         ANNUITY
                            EATON VANCE VARIABLE TRUST    TRUST                        FEDERATED INSURANCE SERIES
                            --------------------------  ---------   ---------------------------------------------------------------
                                                                     FEDERATED                FEDERATED     FEDERATED
                                                VT                   AMERICAN                HIGH INCOME   HIGH INCOME    FEDERATED
                                 VT         WORLDWIDE   EVERGREEN     LEADERS    FEDERATED      BOND           BOND       KAUFMANN
                            FLOATING-RATE     HEALTH     VA OMEGA   FUND II --    CAPITAL     FUND II --    FUND II --   FUND II --
                               INCOME       SCIENCES     FUND --      PRIMARY      INCOME      PRIMARY       SERVICE       SERVICE
                                FUND           FUND      CLASS 2      SHARES      FUND II       SHARES        SHARES       SHARES
                            -------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $ 8,778,569    1,247,002     64,528      124,865     122,758      118,284     3,824,512     4,829,254
Dividend receivable               57,051           --         --           --          --           --            --            --
Receivable for units
   sold                               --           --         --           --          --           --            --            --
                             -----------------------------------------------------------------------------------------------------
   Total assets                8,835,620    1,247,002     64,528      124,865     122,758      118,284     3,824,512     4,829,254
                             -----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         401           54          3            5           5            5           161           219
Payable for units
   withdrawn                         965          942          1           --          --           --           762           397
                             -----------------------------------------------------------------------------------------------------
   Total liabilities               1,366          996          4            5           5            5           923           616
                             -----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      8,734,063    1,246,006     64,524      124,860     122,753      118,279     3,823,589     4,769,619
Variable annuity contract
   owners in the
   annuitization
   period                        100,191           --         --           --          --           --            --        59,019
                             -----------------------------------------------------------------------------------------------------
Net assets                   $ 8,834,254    1,246,006     64,524      124,860     122,753      118,279     3,823,589     4,828,638
                             =====================================================================================================
Investments in securities
   at cost                   $12,292,267    1,373,374     66,620      258,809     185,540      175,749     5,627,925     5,832,902
                             =====================================================================================================
Shares outstanding             1,334,129      121,068      4,528       15,340      16,932       23,516       763,376       498,375
                             =====================================================================================================

                 See accompanying notes to financial statements

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            -----------------------------------------------------------
                                              VIP ASSET         VIP            VIP
                              VIP ASSET      MANAGER(SM)     BALANCED     CONTRAFUND(R)
                             MANAGER(SM)    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                             PORTFOLIO --      SERVICE        SERVICE        INITIAL
                            INITIAL CLASS      CLASS 2        CLASS 2         CLASS
                            -----------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   $169,374         797,414     10,175,845      1,050,585
Dividend receivable                  --              --             --             --
Receivable for units
   sold                              --              --             --             --
                               ------------------------------------------------------
   Total assets                 169,374         797,414     10,175,845      1,050,585
                               ------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                          6              37            503             41
Payable for units
   withdrawn                         --              --          3,072             --
                               ------------------------------------------------------
   Total liabilities                  6              37          3,575             41
                               ------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                       169,368         777,892     10,097,835      1,050,544
Variable annuity contract
   owners in the
   annuitization
   period                            --          19,485         74,435             --
                               ------------------------------------------------------
Net assets                     $169,368         797,377     10,172,270      1,050,544
                               ======================================================
Investments in securities
   at cost                     $245,820       1,115,683     14,893,672      1,777,173
                               ======================================================
Shares outstanding               16,428          78,563      1,043,676         68,264
                               ======================================================

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            --------------------------------------------------------
                                             VIP DYNAMIC       VIP          VIP
                                 VIP           CAPITAL        EQUITY-     EQUITY-
                            CONTRAFUND(R)   APPRECIATION      INCOME      INCOME
                             PORTFOLIO --   PORTFOLIO --   PORTFOLIO -- PORTFOLIO --
                               SERVICE         SERVICE        INITIAL     SERVICE
                               CLASS 2         CLASS 2         CLASS      CLASS 2
                            --------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                  16,240,573       216,651         588,267    5,070,333
Dividend receivable                   --            --              --           --
Receivable for units
   sold                               --            --              --        6,444
                              -----------------------------------------------------
   Total assets               16,240,573       216,651         588,267    5,076,777
                              -----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         662             9              24          218
Payable for units
   withdrawn                      16,365             1              --           --
                              -----------------------------------------------------
   Total liabilities              17,027            10              24          218
                              -----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     16,094,320       216,641         588,243    4,985,782
Variable annuity contract
   owners in the
   annuitization
   period                        129,226            --              --       90,777
                              -----------------------------------------------------
Net assets                    16,223,546       216,641         588,243    5,076,559
                              =====================================================
Investments in securities
   at cost                    28,194,945       378,031       1,014,190    8,519,962
                              =====================================================
Shares outstanding             1,072,693        41,664          44,633      390,026
                              =====================================================

                 See accompanying notes to financial statements

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            --------------------------------------------------------
                                               VIP
                             VIP GROWTH &    GROWTH &      VIP GROWTH
                                INCOME        INCOME     OPPORTUNITIES    VIP GROWTH
                             PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                INITIAL      SERVICE        INITIAL         INITIAL
                                 CLASS       CLASS 2         CLASS           CLASS
                             --------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   $199,964     1,386,684       119,258         400,224
Dividend receivable                  --            --            --              --
Receivable for units
   sold                              --         1,915            --              --
                               ----------------------------------------------------
   Total assets                 199,964     1,388,599       119,258         400,224
                               ----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                          8            58             5              16
Payable for units
   withdrawn                         --            --            --              --
                               ----------------------------------------------------
   Total liabilities                  8            58             5              16
                               ----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                       199,956     1,388,541       119,253         400,208
Variable annuity contract
   owners in the
   annuitization
   period                            --            --            --              --
                               ----------------------------------------------------
Net assets                     $199,956     1,388,541       119,253         400,208
                               ====================================================
Investments in securities
   at cost                     $309,543     2,145,205       216,999         688,788
                               ====================================================
Shares outstanding               22,749       160,310        11,938          17,009
                               ====================================================

                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            ---------------------------------------------------------
                                                VIP
                                            INVESTMENT
                             VIP GROWTH     GRADE BOND     VIP MID CAP   VIP OVERSEAS
                            PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                              SERVICE        SERVICE         SERVICE       INITIAL
                              CLASS 2        CLASS 2         CLASS 2        CLASS
                            ---------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                  1,316,399       445,576       7,306,810       204,215
Dividend receivable                  --            --              --            --
Receivable for units
   sold                           5,874            --           1,162            --
                              -----------------------------------------------------
   Total assets               1,322,273       445,576       7,307,972       204,215
                              -----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         53            21             299             7
Payable for units
   withdrawn                         --             3              --            --
                              -----------------------------------------------------
   Total liabilities                 53            24             299             7
                              -----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     1,322,220       445,552       7,307,673       204,208
Variable annuity contract
   owners in the
   annuitization
   period                            --            --              --            --
                              -----------------------------------------------------
Net assets                    1,322,220       445,552       7,307,673       204,208
                              =====================================================
Investments in securities
   at cost                    1,835,725       450,348      11,725,991       307,970
                              =====================================================
Shares outstanding               56,474        38,346         403,246        16,780
                              =====================================================

                 See accompanying notes to financial statements

                           FIDELITY(R)
                            VARIABLE
                           INSURANCE
                            PRODUCTS
                              FUND
                          (CONTINUED)                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------ ---------------------------------------------------------------------------------
                                                                FRANKLIN
                                                    FRANKLIN    TEMPLETON
                                        FRANKLIN    LARGE CAP VIP FOUNDING   MUTUAL    TEMPLETON  TEMPLETON  TEMPLETON
                           VIP VALUE     INCOME      GROWTH       FUNDS      SHARES     FOREIGN    FOREIGN  GLOBAL ASSET
                           STRATEGIES  SECURITIES  SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES  ALLOCATION
                          PORTFOLIO --   FUND --     FUND --     FUND --     FUND --    FUND --    FUND --     FUND --
                             SERVICE     CLASS 2     CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2     CLASS 2
                             CLASS 2     SHARES      SHARES      SHARES      SHARES     SHARES     SHARES      SHARES
                          ----------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $201,801    87,782,766   380,854   14,296,732   9,529,307   36,569    3,024,580    477,013
Dividend receivable               --            --        --           --          --       --           --         --
Receivable for units
   sold                           --         3,451        --           --          --       --           --        169
                            ------------------------------------------------------------------------------------------
      Total assets           201,801    87,786,217   380,854   14,296,732   9,529,307   36,569    3,024,580    477,182
                            ------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       8         4,643        16          689         446        1          143         20
Payable for units
   withdrawn                       1            --     1,931        1,736         709       --        3,736         --
                            ------------------------------------------------------------------------------------------
      Total liabilities            9         4,643     1,947        2,425       1,155        1        3,879         20
                            ------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    201,792    86,063,844   343,611   14,172,636   9,367,730   36,568    2,764,269    477,162
Variable annuity contract
   owners in the
   annuitization period           --     1,717,730    35,296      121,671     160,422       --      256,432         --
                            ------------------------------------------------------------------------------------------
Net assets                  $201,792    87,781,574   378,907   14,294,307   9,528,152   36,568    3,020,701    477,162
                            ==========================================================================================
Investments in securities
   at cost                  $478,813   126,085,527   537,477   20,843,605  11,372,371   53,892    4,344,474    880,290
                            ==========================================================================================
Shares outstanding            40,686     7,740,985    36,272    2,548,437     808,939    3,340      281,095     56,318
                            ==========================================================================================

                 See accompanying notes to financial statements

                              FRANKLIN TEMPLETON
                              VARIABLE INSURANCE
                          PRODUCTS TRUST (CONTINUED)                       GE INVESTMENTS FUNDS, INC.
                          -------------------------- ----------------------------------------------------------------------
                             TEMPLETON
                              GLOBAL    TEMPLETON
                              INCOME     GROWTH      CORE VALUE           INTERNATIONAL  MID-CAP             PREMIER GROWTH
                            SECURITIES SECURITIES      EQUITY     INCOME      EQUITY      EQUITY                 EQUITY
                              FUND --    FUND --       FUND --   FUND --     FUND --     FUND --     MONEY      FUND --
                              CLASS 1    CLASS 2       CLASS 1   CLASS 1     CLASS 1     CLASS 1    MARKET      CLASS 1
                              SHARES     SHARES        SHARES    SHARES       SHARES      SHARES     FUND        SHARES
                          -------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $ 46,348   2,215,824     1,237,826 2,727,331    101,160    2,303,145 30,481,180      862,518
Dividend receivable                --          --            --        --         --           --     27,553           --
Receivable for units
   sold                            --          --           915       974         --          680     44,796          720
                             --------------------------------------------------------------------------------------------
      Total assets             46,348   2,215,824     1,238,741 2,728,305    101,160    2,303,825 30,553,529      863,238
                             --------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate (note 4b)           2         103            53       105          4           93      1,294           38
Payable for units
   withdrawn                       --         289            --        --         --           --     43,709           --
                             --------------------------------------------------------------------------------------------
      Total liabilities             2         392            53       105          4           93     45,003           38
                             --------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      46,346   2,080,924     1,238,688 2,728,200    101,156    2,303,732 30,508,526      863,200
Variable annuity contract
   owners in the
   annuitization period            --     134,508            --        --         --           --         --           --
                             --------------------------------------------------------------------------------------------
Net assets                   $ 46,346   2,215,432     1,238,688 2,728,200    101,156    2,303,732 30,508,526      863,200
                             ============================================================================================
Investments in securities
   at cost                   $ 40,519   3,168,082     1,733,599 3,194,900    255,613    3,662,303 30,481,179    1,294,978
                             ============================================================================================
Shares outstanding              2,661     270,222       191,023   265,563    259,384      219,347 30,481,180       18,553
                             ============================================================================================

                 See accompanying notes to financial statements

                                                                                                 GENWORTH VARIABLE
                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)                        INSURANCE TRUST
                          ---------------------------------------------------------------------- ------------------
                          REAL ESTATE            SMALL-CAP                                                 GENWORTH
                          SECURITIES             EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY GENWORTH  COLUMBIA
                            FUND --              FUND --      FUND --      FUND --     FUND --    CALAMOS  MID CAP
                            CLASS 1   S&P 500(R) CLASS 1      CLASS 1      CLASS 3     CLASS 1    GROWTH    VALUE
                            SHARES    INDEX FUND SHARES       SHARES       SHARES       SHARES     FUND     FUND
                          -----------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $ 3,532,171 14,535,684 2,465,383  18,761,933    98,621,055    987,583    8,695  2,519,663
Dividend receivable                --         --        --          --            --         --       --         --
Receivable for units
   sold                            --     29,113        --       4,099        17,099      2,080       --         --
                          -----------------------------------------------------------------------------------------
      Total assets          3,532,171 14,564,797 2,465,383  18,766,032    98,638,154    989,663    8,695  2,519,663
                          -----------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate (note 4b)         153        585       102         822         5,214         43       --        122
Payable for units
   withdrawn                    1,812         --    14,168          --            --         --       --        777
                          -----------------------------------------------------------------------------------------
      Total liabilities         1,965        585    14,270         822         5,214         43       --        899
                          -----------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   3,499,458 14,564,212 2,451,113  18,745,778    97,287,677    989,620    8,695  2,459,599
Variable annuity contract
   owners in the
   annuitization period        30,748         --        --      19,432     1,345,263         --       --     59,165
                          -----------------------------------------------------------------------------------------
Net assets                $ 3,530,206 14,564,212 2,451,113  18,765,210    98,632,940    989,620    8,695  2,518,764
                          =========================================================================================
Investments in securities
   at cost                $ 5,603,425 19,950,695 4,175,632  24,235,462   135,884,211  1,402,831    8,323  2,536,613
                          =========================================================================================
Shares outstanding            546,776    908,480   329,597   1,471,524     7,747,137     44,010    1,342    374,193
                          =========================================================================================

                 See accompanying notes to financial statements

                                                                                                                         GOLDMAN
                                                                                                                          SACHS
                                                                                                                         VARIABLE
                                                                                                                        INSURANCE
                                                 GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                            TRUST
                          ------------------------------------------------------------------------------------------- -------------
                                                                             GENWORTH
                                                    GENWORTH                 PUTNAM                      GENWORTH
                                         GENWORTH   LEGG MASON  GENWORTH  INTERNATIONAL    GENWORTH    WESTERN ASSET
                            GENWORTH   EATON VANCE   PARTNERS     PIMCO      CAPITAL      THORNBURG      MANAGEMENT   GOLDMAN SACHS
                            DAVIS NY    LARGE CAP   AGGRESSIVE  STOCKPLUS OPPORTUNITIES INTERNATIONAL CORE PLUS FIXED   GROWTH AND
                          VENTURE FUND  VALUE FUND GROWTH FUND    FUND         FUND       VALUE FUND    INCOME FUND    INCOME FUND
                          ---------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $251,328    6,860,855   8,012,568  10,762,639   2,903,142     2,534,979     6,582,808         81,112
Dividend receivable               --           --          --          --          --            --            --             --
Receivable for units
   sold                           --           --          --          --          --            --         2,634             --
                            ----------------------------------------------------------------------------------------------------
      Total assets           251,328    6,860,855   8,012,568  10,762,639   2,903,142     2,534,979     6,585,442         81,112
                            ----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      11          334         389         519         141           125           324              4
Payable for units
   withdrawn                       1        1,546       2,961       3,129       2,001           486            --             --
                            ----------------------------------------------------------------------------------------------------
      Total liabilities           12        1,880       3,350       3,648       2,142           611           324              4
                            ----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    251,316    6,713,475   7,832,223  10,525,877   2,841,150     2,476,169     6,441,914         81,108
Variable annuity contract
   owners in the
   annuitization period           --      145,500     176,995     233,114      59,850        58,199       143,204             --
                            ----------------------------------------------------------------------------------------------------
Net assets                  $251,316    6,858,975   8,009,218  10,758,991   2,901,000     2,534,368     6,585,118         81,108
                            ====================================================================================================
Investments in securities
   at cost                  $249,620    6,572,908   7,459,754  11,239,656   2,671,045     2,360,951     6,243,708        111,906
                            ====================================================================================================
Shares outstanding            35,070      893,178   1,074,186   1,570,111     433,150       338,783       616,709         10,177
                            ====================================================================================================

                 See accompanying notes to financial statements

                          GOLDMAN SACHS
                             VARIABLE
                            INSURANCE
                              TRUST
                           (CONTINUED)                J.P. MORGAN SERIES TRUST II                    JANUS ASPEN SERIES
                          ------------- ------------------------------------------------------- ----------------------------
                                                                                      JPMORGAN
                                                     JPMORGAN    JPMORGAN  JPMORGAN     U.S.       BALANCED
                          GOLDMAN SACHS  JPMORGAN INTERNATIONAL  MID CAP    SMALL    LARGE CAP   PORTFOLIO --    BALANCED
                             MID CAP       BOND       EQUITY      VALUE    COMPANY  CORE EQUITY INSTITUTIONAL  PORTFOLIO --
                            VALUE FUND  PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO  PORTFOLIO      SHARES    SERVICE SHARES
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $  743,843  1,297,321    139,189    1,562,131  232,300     94,343     1,662,732      8,883,178
Dividend receivable                 --         --         --           --       --         --            --             --
Receivable for units
   sold                             --        863        201           --      203         86            --          8,077
                            ----------------------------------------------------------------------------------------------
      Total assets             743,843  1,298,184    139,390    1,562,131  232,503     94,429     1,662,732      8,891,255
                            ----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        29         56          6           65       10          4            65            448
Payable for units
   withdrawn                        --         --         --          423       --         --            --             --
                            ----------------------------------------------------------------------------------------------
      Total liabilities             29         56          6          488       10          4            65            448
                            ----------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      743,814  1,298,128    139,384    1,561,643  232,493     94,425     1,662,667      8,767,793
Variable annuity contract
   owners in the
   annuitization
   period                           --         --         --           --       --         --            --        123,014
                            ----------------------------------------------------------------------------------------------
Net assets                  $  743,814  1,298,128    139,384    1,561,643  232,493     94,425     1,662,667      8,890,807
                            ==============================================================================================
Investments in securities
   at cost                  $1,201,715  1,655,089    227,267    2,118,311  348,907    117,895     1,822,141     10,068,757
                            ==============================================================================================
Shares outstanding              85,894    150,851     17,552       82,565   23,608      9,160        72,608        374,029
                            ==============================================================================================

                 See accompanying notes to financial statements

                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                                                 GLOBAL LIFE    GLOBAL    INTERNATIONAL INTERNATIONAL   LARGE CAP
                          FLEXIBLE BOND     FORTY        FORTY     SCIENCES   TECHNOLOGY      GROWTH        GROWTH       GROWTH
                           PORTFOLIO --  PORTFOLIO --  PORTFOLIO  PORTFOLIO  PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL -- SERVICE -- SERVICE     SERVICE   INSTITUTIONAL    SERVICE    INSTITUTIONAL
                              SHARES        SHARES      SHARES      SHARES      SHARES        SHARES        SHARES        SHARES
                          ---------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $156,408     1,189,156    9,159,448    72,004      11,388       597,280       583,517       567,634
Dividend receivable                --            --           --        --          --            --            --            --
Receivable for units
   sold                            --            --           --        --          32            --            --            --
                             ---------------------------------------------------------------------------------------------------
      Total assets            156,408     1,189,156    9,159,448    72,004      11,420       597,280       583,517       567,634
                             ---------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        6            45          433         3          --            23            25            22
Payable for units
   withdrawn                       --            --        2,136         2          --            --             1            --
                             ---------------------------------------------------------------------------------------------------
      Total liabilities             6            45        2,569         5          --            23            26            22
                             ---------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     156,402     1,189,111    8,981,880    71,999      11,420       597,257       583,491       567,612
Variable annuity contract
   owners in the
   annuitization
   period                          --            --      174,999        --          --            --            --            --
                             ---------------------------------------------------------------------------------------------------
Net assets                   $156,402     1,189,111    9,156,879    71,999      11,420       597,257       583,491       567,612
                             ===================================================================================================
Investments in securities
   at cost                   $159,698     1,453,067   12,490,514    57,309      12,843       878,025       620,516       983,384
                             ===================================================================================================
Shares outstanding             13,460        51,770      403,145     8,867       3,927        22,599        22,434        35,926
                             ===================================================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)                      JPMORGAN INSURANCE TRUST
                          -------------------------------------------------------------- -----------------------------------
                                                                                                                  JPMORGAN
                                                                                           JPMORGAN    JPMORGAN   INSURANCE
                           LARGE CAP    MID CAP      MID CAP    WORLDWIDE     WORLDWIDE    INSURANCE   INSURANCE    TRUST
                            GROWTH      GROWTH       GROWTH      GROWTH        GROWTH        TRUST       TRUST   DIVERSIFIED
                           PORTFOLIO PORTFOLIO --   PORTFOLIO PORTFOLIO --  PORTFOLIO --   BALANCED    CORE BOND   EQUITY
                          -- SERVICE INSTITUTIONAL -- SERVICE INSTITUTIONAL    SERVICE   PORTFOLIO --  PORTFOLIO  PORTFOLIO
                            SHARES      SHARES       SHARES      SHARES        SHARES       CLASS 1   -- CLASS 1 -- CLASS 1
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)               $120,785      868,069     115,598     670,837       232,976      15,037     1,569,002    830,445
Dividend receivable              --           --          --          --            --          --            --         --
Receivable for units
   sold                          --           --          --          --            52          --           336         --
                           ------------------------------------------------------------------------------------------------
      Total assets          120,785      868,069     115,598     670,837       233,028      15,037     1,569,338    830,445
                           ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      5           34           5          27             9           1            53         42
Payable for units
   withdrawn                      1           --           1          --            --           1            --         97
                           ------------------------------------------------------------------------------------------------
      Total liabilities           6           34           6          27             9           2            53        139
                           ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   120,779      868,035     115,592     670,810       233,019      15,035     1,403,273    717,134
Variable annuity contract
   owners in the
   annuitization
   period                        --           --          --          --            --          --       166,012    113,172
                           ------------------------------------------------------------------------------------------------
Net assets                 $120,779      868,035     115,592     670,810       233,019      15,035     1,569,285    830,306
                           ================================================================================================
Investments in securities
   at cost                 $146,775    1,728,928     114,101   1,314,743       310,156      22,606     1,573,688  1,024,438
                           ================================================================================================
Shares outstanding            7,753       40,831       5,584      34,813        12,198       1,461       143,419     77,323
                           ================================================================================================

                 See accompanying notes to financial statements

                                                                                               LEGG MASON PARTNERS
                                      JPMORGAN INSURANCE TRUST (CONTINUED)                    VARIABLE EQUITY TRUST
                          ------------------------------------------------------------ -----------------------------------
                            JPMORGAN
                            INSURANCE    JPMORGAN    JPMORGAN    JPMORGAN    JPMORGAN  LEGG MASON  LEGG MASON  LEGG MASON
                              TRUST      INSURANCE   INSURANCE   INSURANCE   INSURANCE  PARTNERS    PARTNERS    PARTNERS
                           DIVERSIFIED     TRUST       TRUST       TRUST       TRUST    VARIABLE    VARIABLE    VARIABLE
                             MID CAP      EQUITY    GOVERNMENT   INTREPID    INTREPID  AGGRESSIVE  CAPITAL AND CAPITAL AND
                             GROWTH        INDEX       BOND       GROWTH      MID CAP    GROWTH      INCOME      INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO PORTFOLIO --  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
                             CLASS 1      CLASS 1   -- CLASS 1    CLASS 1   -- CLASS 1 -- CLASS II -- CLASS I  -- CLASS II
                          ------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $303,715      588,761    1,028,821    721,165     344,330    648,475      52,213     497,825
Dividend receivable               --           --           --         --          --         --          --          --
Receivable for units
   sold                           --           --          295         --          --         --          --          --
                            --------------------------------------------------------------------------------------------
      Total assets           303,715      588,761    1,029,116    721,165     344,330    648,475      52,213     497,825
                            --------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      16           30           27         37          17         28           2          27
Payable for units
   withdrawn                      75           46           --         55         109          1          --           1
                            --------------------------------------------------------------------------------------------
      Total liabilities           91           76           27         92         126         29           2          28
                            --------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    257,534      498,661      863,316    608,003     297,974    648,446      52,211     497,797
Variable annuity contract
   owners in the
   annuitization
   period                     46,090       90,024      165,773    113,070      46,230         --          --          --
                            --------------------------------------------------------------------------------------------
Net assets                  $303,624      588,685    1,029,089    721,073     344,204    648,446      52,211     497,797
                            ============================================================================================
Investments in securities
   at cost                  $305,227      720,363      970,806    919,064     477,683    983,208      95,266     882,561
                            ============================================================================================
Shares outstanding            32,276       74,245       86,383     73,141      34,711     66,991       6,703      63,742
                            ============================================================================================

                 See accompanying notes to financial statements

                                                 LEGG MASON
                                                  PARTNERS
                            LEGG MASON PARTNERS   VARIABLE
                             VARIABLE EQUITY       INCOME
                             TRUST (CONTINUED)      TRUST                MFS(R) VARIABLE INSURANCE TRUST
                          ---------------------- ---------- ---------------------------------------------------------
                                                              MFS(R)
                          LEGG MASON             LEGG MASON INVESTORS   MFS(R)    MFS(R)
                           PARTNERS   LEGG MASON  PARTNERS   GROWTH   INVESTORS    NEW        MFS(R)
                           VARIABLE    PARTNERS   VARIABLE    STOCK     TRUST   DISCOVERY   STRATEGIC       MFS(R)
                          FUNDAMENTAL  VARIABLE   STRATEGIC SERIES -- SERIES -- SERIES --     INCOME    TOTAL RETURN
                             VALUE     INVESTORS    BOND     SERVICE   SERVICE   SERVICE    SERIES --     SERIES --
                           PORTFOLIO   PORTFOLIO  PORTFOLIO   CLASS     CLASS     CLASS   SERVICE CLASS SERVICE CLASS
                          -- CLASS I  -- CLASS I -- CLASS I  SHARES    SHARES    SHARES      SHARES        SHARES
                          -------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $330,171    41,212     62,371   1,160,933 1,507,315  578,268     801,797       9,874,272
Dividend receivable               --        --         --          --        --       --          --              --
Receivable for units
   sold                          800        --         --       2,244     2,614    2,828          89              --
                            ----------------------------------------------------------------------------------------
      Total assets           330,971    41,212     62,371   1,163,177 1,509,929  581,096     801,886       9,874,272
                            ----------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      14         2          2          50        64       25          36             471
Payable for units
   withdrawn                      --        --         --          --        --       --          --             115
                            ----------------------------------------------------------------------------------------
      Total liabilities           14         2          2          50        64       25          36             586
                            ----------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    330,957    41,210     62,369   1,163,127 1,509,865  581,071     757,294       9,698,607
Variable annuity contract
   owners in the
   annuitization
   period                         --        --         --          --        --       --      44,556         175,079
                            ----------------------------------------------------------------------------------------
Net assets                  $330,957    41,210     62,369   1,163,127 1,509,865  581,071     801,850       9,873,686
                            ========================================================================================
Investments in securities
   at cost                  $560,501    53,275     83,061   1,489,619 1,850,205  964,993     898,644      12,967,097
                            ========================================================================================
Shares outstanding            24,603     4,056      8,185     167,041   103,524   72,193      93,232         647,918
                            ========================================================================================

                 See accompanying notes to financial statements

                            MFS(R)
                           VARIABLE
                           INSURANCE
                             TRUST     OLD MUTUAL INSURANCE
                          (CONTINUED)      SERIES FUND                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------- --------------------- ------------------------------------------------------------------
                            MFS(R)
                           UTILITIES                                                                  OPPENHEIMER
                           SERIES --             OLD MUTUAL               OPPENHEIMER   OPPENHEIMER     CAPITAL
                            SERVICE   OLD MUTUAL  LARGE CAP OPPENHEIMER    BALANCED       CAPITAL    APPRECIATION  OPPENHEIMER
                             CLASS     GROWTH II   GROWTH     BALANCED    FUND/VA --   APPRECIATION   FUND/VA --    CORE BOND
                            SHARES     PORTFOLIO  PORTFOLIO   FUND/VA   SERVICE SHARES    FUND/VA   SERVICE SHARES   FUND/VA
                          ----------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair
   value (note 2b)         $2,784,774     --          --      254,462      5,012,759      216,079      2,568,751     445,129
Dividend receivable                --     --          --           --             --           --             --          --
Receivable for units
   sold                           829     --          --           --             --           --          1,601          --
                           -------------------------------------------------------------------------------------------------
      Total assets          2,785,603     --          --      254,462      5,012,759      216,079      2,570,352     445,129
                           -------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      118     --          --           10            243            9            108          17
Payable for units
   withdrawn                       --     --          --           --          1,042           --             --          --
                           -------------------------------------------------------------------------------------------------
      Total liabilities           118     --          --           10          1,285            9            108          17
                           -------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   2,785,485     --          --      254,452      4,936,395      216,070      2,550,624     445,112
Variable annuity contract
   owners in the
   annuitization
   period                          --     --          --           --         75,079           --         19,620          --
                           -------------------------------------------------------------------------------------------------
Net assets                 $2,785,485     --          --      254,452      5,011,474      216,070      2,570,244     445,112
                           =================================================================================================
Investments in securities
   at cost                 $3,794,801     --          --      460,479      8,753,580      324,971      3,721,396     726,075
                           =================================================================================================
Shares outstanding            154,624     --          --       30,114        598,181        8,418        101,052      69,012
                           =================================================================================================

                 See accompanying notes to financial statements

                                                                                                        PIMCO VARIABLE
                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)                  INSURANCE TRUST
                          ----------------------------------------------------------------------- -------------------------
                                                                                                                  PIMCO
                          OPPENHEIMER                         OPPENHEIMER                            PIMCO    FOREIGN BOND
                            GLOBAL                OPPENHEIMER MAIN STREET             OPPENHEIMER  ALL ASSET    PORTFOLIO
                           SECURITIES             MAIN STREET  SMALL CAP                 MIDCAP    PORTFOLIO  (U.S. DOLLAR-
                           FUND/VA -- OPPENHEIMER  FUND/VA --  FUND/VA -- OPPENHEIMER  FUND/VA -- -- ADVISOR   HEDGED) --
                            SERVICE   HIGH INCOME   SERVICE     SERVICE     MIDCAP      SERVICE      CLASS   ADMINISTRATIVE
                            SHARES      FUND/VA      SHARES      SHARES     FUND/VA      SHARES     SHARES    CLASS SHARES
                          -------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $ 9,625,741    43,585    13,767,048  4,778,344    204,304     154,480     874,534       99,772
Dividend receivable                --        --            --         --         --          --          --          217
Receivable for units
   sold                         1,394        --         5,867         --         --         353          --           61
                          ----------------------------------------------------------------------------------------------
      Total assets          9,627,135    43,585    13,772,915  4,778,344    204,304     154,833     874,534      100,050
                          ----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      433         2           640        208          7           1          36            5
Payable for units
   withdrawn                       --        --            --        586         --          --          --           --
                          ----------------------------------------------------------------------------------------------
      Total liabilities           433         2           640        794          7           1          36            5
                          ----------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   9,538,268    43,583    13,530,109  4,700,389    204,297     154,832     874,498      100,045
Variable annuity contract
   owners in the
   annuitization
   period                      88,434        --       242,166     77,161         --          --          --           --
                          ----------------------------------------------------------------------------------------------
Net assets                $ 9,626,702    43,583    13,772,275  4,777,550    204,297     154,832     874,498      100,045
                          ----------------------------------------------------------------------------------------------
Investments in securities
   at cost                $12,163,109   205,975    14,974,816  6,801,865    475,561     247,987   1,101,502      104,843
                          ----------------------------------------------------------------------------------------------
Shares outstanding            480,806    27,585       954,719    453,353      7,418       5,715      94,749       10,415
                          ----------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                                                                           RYDEX
                                                                                                                         VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)             THE PRUDENTIAL SERIES FUND       TRUST
                          ----------------------------------------------------------- ---------------------------------- --------
                                              PIMCO
                                            LONG-TERM
                               PIMCO          U.S.           PIMCO          PIMCO       JENNISON                NATURAL
                            HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN  20/20 FOCUS   JENNISON   RESOURCES
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO  PORTFOLIO -- PORTFOLIO  NASDAQ-
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE -- CLASS II   CLASS II    -- CLASS  100(R)
                           CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES     SHARES      SHARES    II SHARES   FUND
                          -------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $6,394,571     18,643,312     26,613,393     34,065,143    1,015,282     60,666    2,602,275  579,177
Dividend receivable             51,448         59,784        107,136        127,342           --         --           --       --
Receivable for units
   sold                          2,357          7,368         10,220          2,170           --         --           --       91
                            -----------------------------------------------------------------------------------------------------
      Total assets           6,448,376     18,710,464     26,730,749     34,194,655    1,015,282     60,666    2,602,275  579,268
                            -----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       288            822          1,291          1,465           39          2          119       26
Payable for units
   withdrawn                        --             --             --             --          131          1          289       --
                            -----------------------------------------------------------------------------------------------------
      Total liabilities            288            822          1,291          1,465          170          3          408       26
                            -----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    6,325,807     18,652,423     25,915,929     34,049,825    1,015,112     60,663    2,571,268  579,242
Variable annuity contract
   owners in the
   annuitization
   period                      122,281         57,219        813,529        143,365           --         --       30,599       --
                            -----------------------------------------------------------------------------------------------------
Net assets                  $6,448,088     18,709,642     26,729,458     34,193,190    1,015,112     60,663    2,601,867  579,242
                            =====================================================================================================
Investments in securities
   at cost                  $7,688,486     16,968,465     27,713,107     34,210,098    1,544,139     80,953    4,634,363  722,753
                            =====================================================================================================
Shares outstanding           1,129,783      1,524,392      2,749,317      3,304,088      112,062      4,195      110,547   55,160
                            =====================================================================================================

                 See accompanying notes to financial statements

                            THE UNIVERSAL
                           INSTITUTIONAL          VAN KAMPEN LIFE               XTF
                             FUNDS, INC.          INVESTMENT TRUST         ADVISORS TRUST
                          --------------- ------------------------------- ---------------
                             EQUITY AND       CAPTIAL
                               INCOME          GROWTH         COMSTOCK         ETF 60
                            PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                          CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES
                          ---------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $1,026,366       274,111        2,787,224           --
Dividend receivable                  --            --               --           --
Receivable for units sold            --            88              485           --
                             ------------------------------------------------------
   Total assets               1,026,366       274,199        2,787,709           --
                             ------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         62            11              113           --
Payable for units
   withdrawn                          2            --               --           --
                             ------------------------------------------------------
   Total liabilities                 64            11              113           --
                             ------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in the
   accumulation period        1,026,302       274,188        2,787,596           --
Variable annuity contract
   owners in the
   annuitization
   period                            --            --               --           --
                             ------------------------------------------------------
Net assets                   $1,026,302       274,188        2,787,596           --
                             ======================================================
Investments in securities
   at cost                   $1,357,490       446,023        4,206,830           --
                             ======================================================
Shares outstanding               95,299        16,210          339,078           --
                             ======================================================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            Statements of Operations

                                                             AIM VARIABLE INSURANCE FUNDS
                                            --------------------------------------------------------------
                                                          AIM V.I.                 AIM V.I.     AIM V.I.
                                              AIM V.I.     CAPITAL     AIM V.I.    GLOBAL    INTERNATIONAL
                                            BASIC VALUE APPRECIATION CORE EQUITY REAL ESTATE     GROWTH
                                              FUND --      FUND --     FUND --     FUND --      FUND --
                              CONSOLIDATED   SERIES II    SERIES I     SERIES I   SERIES II    SERIES II
                                 TOTAL         SHARES      SHARES       SHARES      SHARES       SHARES
                             -----------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31, 2008
                             -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends              $  27,885,808      40,819          --      15,011      49,749        42,285
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                 14,214,201      27,283       9,596      11,020       7,995       159,530
                             ---------------------------------------------------------------------------
Net investment income
   (expense)                    13,671,607      13,536      (9,596)      3,991      41,754      (117,245)
                             ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   (76,591,607)    (81,872)    (13,852)     (2,589)   (174,262)   (2,659,580)
   Change in unrealized
      appreciation
      (depreciation)          (238,792,657) (1,399,813)   (311,833)   (246,261)   (157,184)   (2,800,087)
   Capital gain
      distributions             19,381,088     297,470          --          --      56,352        94,604
                             ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments             (296,003,176) (1,184,215)   (325,685)   (248,850)   (275,094)   (5,365,063)
                             ---------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                $(282,331,569) (1,170,679)   (335,281)   (244,859)   (233,340)   (5,482,308)
                             ===========================================================================

                 See accompanying notes to financial statements

                              AIM
                            VARIABLE
                           INSURANCE
                             FUNDS                                      ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                          (CONTINUED)  THE ALGER AMERICAN FUND                   SERIES FUND, INC.
                          ----------- ------------------------- -----------------------------------------------------
                                          ALGER        ALGER
                            AIM V.I.    AMERICAN     AMERICAN   ALLIANCEBERNSTEIN
                           LARGE CAP    LARGECAP     SMALLCAP        BALANCED     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                             GROWTH      GROWTH       GROWTH          WEALTH            GLOBAL          GROWTH AND
                             FUND --  PORTFOLIO -- PORTFOLIO --      STRATEGY         TECHNOLOGY          INCOME
                            SERIES I     CLASS O      CLASS O      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                             SHARES      SHARES       SHARES         CLASS B           CLASS B           CLASS B
                          -------------------------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31, 2008
                          -------------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $      28         524           --         170,443               --            287,919
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                3,736       3,511        5,057          93,125            6,042            110,177
                           --------------------------------------------------------------------------------------
Net investment income
   (expense)                  (3,708)     (2,987)      (5,057)         77,318           (6,042)           177,742
                           --------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain (loss)    1,056     (22,103)      13,561        (408,918)            (445)          (589,689)
   Change in unrealized
      appreciation
      (depreciation)        (107,755)   (134,887)    (224,236)     (1,783,788)        (256,006)        (4,130,522)
   Capital gain
      distributions               --          --        5,359         119,376               --          1,065,560
                           --------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (106,699)   (156,990)    (205,316)     (2,073,330)        (256,451)        (3,654,651)
                           --------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(110,407)   (159,977)    (210,373)     (1,996,012)        (262,493)        (3,476,909)
                           ======================================================================================

                 See accompanying notes to financial statements

                                   ALLIANCEBERNSTEIN VARIABLE PRODUCTS              AMERICAN CENTURY VARIABLE
                                      SERIES FUND, INC. (CONTINUED)                      PORTFOLIOS, INC.
                          ----------------------------------------------------- -----------------------------------
                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN    VP
                            INTERNATIONAL       LARGE CAP         SMALL CAP     INCOME &        VP
                                VALUE             GROWTH            GROWTH       GROWTH   INTERNATIONAL VP ULTRA(R)
                             PORTFOLIO --       PORTFOLIO --     PORTFOLIO --    FUND --     FUND --      FUND --
                               CLASS B           CLASS B           CLASS B       CLASS I     CLASS I      CLASS I
                          -----------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $    397,995              --                 --       14,128       19,469          --
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                  348,274          28,510              2,512       11,433       45,891       9,060
                            -------------------------------------------------------------------------------------
Net investment income
   (expense)                      49,721         (28,510)            (2,512)       2,695      (26,422)     (9,060)
                            -------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain (loss)  (12,865,615)         (7,470)             5,611     (109,790)    (755,717)    (26,637)
   Change in unrealized
      appreciation
      (depreciation)          (5,345,824)       (891,738)          (104,332)    (287,987)    (965,730)   (372,925)
   Capital gain
      distributions              977,160              --                 --       84,637      228,695      93,437
                            -------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (17,234,279)       (899,208)           (98,721)    (313,140)  (1,492,752)   (306,125)
                            -------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(17,184,558)       (927,718)          (101,233)    (310,445)  (1,519,174)   (315,185)
                            =====================================================================================

                 See accompanying notes to financial statements

                              AMERICAN
                               CENTURY           AMERICAN
                              VARIABLE           CENTURY
                          PORTFOLIOS, INC.       VARIABLE
                             (CONTINUED)   PORTFOLIOS II, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ---------------- ------------------- ----------------------------------------------------
                                                                              BLACKROCK    BLACKROCK    BLACKROCK
                                               VP INFLATION      BLACKROCK     GLOBAL      LARGE CAP      VALUE
                              VP VALUE          PROTECTION      BASIC VALUE  ALLOCATION     GROWTH    OPPORTUNITIES
                               FUND --           FUND --       V.I. FUND -- V.I. FUND -- V.I. FUND --  V.I. FUND --
                               CLASS I           CLASS II        CLASS III    CLASS III    CLASS III    CLASS III
                          -----------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends               $ 120,917           92,048           14,788     1,493,438        673        13,010
   Mortality and expense
      risk and
      administrative
      charges (note 4a)          24,314           64,112           10,624       971,130      2,552         5,984
                              ----------------------------------------------------------------------------------
Net investment income
   (expense)                     96,603           27,936            4,164       522,308     (1,879)        7,026
                              ----------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   (224,057)          27,750          (69,738)   (1,957,042)    (3,951)     (199,844)
   Change in unrealized
      appreciation
      (depreciation)           (484,424)         241,711         (263,691)  (12,106,344)   (65,678)      (12,016)
   Capital gain
      distributions             117,516               --            7,664       270,226         --         5,154
                              ----------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments              (590,965)         269,461         (325,765)  (13,793,160)   (69,629)     (206,706)
                              ----------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                 $(494,362)         297,397         (321,601)  (13,270,852)   (71,508)     (199,680)
                              ==================================================================================

                 See accompanying notes to financial statements

                                                                                  DREYFUS
                                                                      DREYFUS    VARIABLE     DWS
                            COLUMBIA FUNDS VARIABLE                 INVESTMENT  INVESTMENT  VARIABLE
                               INSURANCE TRUST I        DREYFUS     PORTFOLIOS     FUND    SERIES II
                          -------------------------- ------------- ------------ ---------- ---------
                                          COLUMBIA                                            DWS
                                          MARSICO     THE DREYFUS                            DREMAN
                            COLUMBIA   INTERNATIONAL    SOCIALLY                              HIGH
                             MARSICO   OPPORTUNITIES  RESPONSIBLE     MIDCAP                 RETURN
                          GROWTH FUND,     FUND,         GROWTH        STOCK                 EQUITY
                            VARIABLE      VARIABLE   FUND, INC. -- PORTFOLIO --   MONEY      VIP --
                            SERIES --    SERIES --      INITIAL       INITIAL     MARKET    CLASS B
                             CLASS A      CLASS B        SHARES       SHARES    PORTFOLIO    SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $    12,885     1,358,955       2,320       12,894      44,532     57,478
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        60,233       206,975       4,803        2,596      32,255     12,238
                          -------------------------------------------------------------------------
Net investment income
   (expense)                  (47,348)    1,151,980      (2,483)      10,298      12,277     45,240
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (25,204)   (5,065,833)       (176)     (23,003)         --   (150,952)
   Change in unrealized
      appreciation
      (depreciation)       (1,861,702)   (6,403,419)   (124,816)     (79,245)          1   (493,411)
   Capital gain
      distributions                --     1,421,281          --       15,741          --    129,530
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (1,886,906)  (10,047,971)   (124,992)     (86,507)          1   (514,833)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(1,934,254)   (8,895,991)   (127,475)     (76,209)     12,278   (469,593)
                          =========================================================================

                 See accompanying notes to financial statements

                                                                              EVERGREEN    FEDERATED
                                                                               VARIABLE    INSURANCE
                          DWS VARIABLE SERIES II EATON VANCE VARIABLE TRUST ANNUITY TRUST   SERIES
                          ---------------------- -------------------------- ------------- ----------
                              DWS
                            DREMAN
                             SMALL                                                         FEDERATED
                            MID CAP      DWS                        VT                     AMERICAN
                             VALUE    TECHNOLOGY       VT        WORLDWIDE   EVERGREEN VA   LEADERS
                            VIP --      VIP --   FLOATING-RATE    HEALTH        OMEGA     FUND II --
                            CLASS B    CLASS B       INCOME      SCIENCES      FUND --      PRIMARY
                            SHARES      SHARES        FUND         FUND        CLASS 2      SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  97,309         --       781,208           --          --       12,333
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      15,508      2,467       237,015       26,247         647        2,636
                          ------------------------------------------------------------------------
Net investment income
   (expense)                 81,801     (2,467)      544,193      (26,247)       (647)       9,697
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (206,108)    (1,320)   (1,603,994)     (64,328)        118      (29,883)
   Change in unrealized
      appreciation
      (depreciation)       (609,285)   (87,912)   (2,996,046)    (308,037)     (9,185)    (103,993)
   Capital gain
      distributions         325,563         --            --      236,310          --       47,444
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (489,830)   (89,232)   (4,600,040)    (136,055)     (9,067)     (86,432)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(408,029)   (91,699)   (4,055,847)    (162,302)     (9,714)     (76,735)
                          ========================================================================

                 See accompanying notes to financial statements

                                                                           FIDELITY(R) VARIABLE
                             FEDERATED INSURANCE SERIES (CONTINUED)      INSURANCE PRODUCTS FUND
                          --------------------------------------------- -------------------------
                                     FEDERATED   FEDERATED
                                    HIGH INCOME HIGH INCOME   FEDERATED   VIP ASSET    VIP ASSET
                          FEDERATED     BOND        BOND      KAUFMANN   MANAGER(SM)  MANAGER(SM)
                           CAPITAL   FUND II --  FUND II --  FUND II -- PORTFOLIO -- PORTFOLIO --
                            INCOME    PRIMARY     SERVICE      SERVICE     INITIAL      SERVICE
                           FUND II     SHARES     SHARES       SHARES       CLASS       CLASS 2
                          -----------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  9,263     23,145      692,743     116,861     20,447        88,104
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      2,223      2,808       95,162      61,408      3,376        18,286
                          ---------------------------------------------------------------------
Net investment income
   (expense)                 7,040     20,337      597,581      55,453     17,071        69,818
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (16,412)   (14,619)    (531,173)    (29,397)    (2,553)      (53,230)
   Change in unrealized
      appreciation
      (depreciation)       (27,739)   (51,883)  (1,665,222) (2,024,613)  (104,649)     (419,350)
   Capital gain
      distributions             --         --           --     258,870     10,437        44,982
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (44,151)   (66,502)  (2,196,395) (1,795,140)   (96,765)     (427,598)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(37,111)   (46,165)  (1,598,814) (1,739,687)   (79,694)     (357,780)
                          =====================================================================

                 See accompanying notes to financial statements

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------
                                                                        VIP
                                                                      DYNAMIC
                              VIP         VIP            VIP          CAPITAL        VIP           VIP
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                             SERVICE      INITIAL       SERVICE       SERVICE      INITIAL       SERVICE
                             CLASS 2       CLASS        CLASS 2       CLASS 2       CLASS        CLASS 2
                          ---------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31, 2008
                          ---------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   297,561       17,034        215,489        1,451       21,668        171,294
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       199,588       24,367        471,270        4,803       12,464        204,211
                          --------------------------------------------------------------------------------
Net investment income
   (expense)                   97,973       (7,333)      (255,781)      (3,352)       9,204        (32,917)
                          --------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (362,026)    (140,631)    (8,056,868)     (12,215)     (26,859)    (4,489,060)
   Change in unrealized
      appreciation
      (depreciation)       (4,739,883)    (835,757)    (9,433,071)    (147,035)    (458,142)    (2,855,058)
   Capital gain
      distributions           189,335       53,552        828,458        2,237          945         11,727
                          --------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (4,912,574)    (922,836)   (16,661,481)    (157,013)    (484,056)    (7,332,391)
                          --------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(4,814,601)    (930,169)   (16,917,262)    (160,365)    (474,852)    (7,365,308)
                          ================================================================================

                 See accompanying notes to financial statements

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------
                               VIP          VIP          VIP                                     VIP
                            GROWTH &     GROWTH &       GROWTH         VIP          VIP      INVESTMENT
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             INITIAL      SERVICE      INITIAL       INITIAL      SERVICE      SERVICE
                              CLASS       CLASS 2       CLASS         CLASS       CLASS 2      CLASS 2
                          ------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          ------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $  12,789        74,818          866        5,076        12,006     154,880
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        5,153        38,611        3,188        9,448        31,302      82,487
                           ---------------------------------------------------------------------------
Net investment income
   (expense)                   7,636        36,207       (2,322)      (4,372)      (19,296)     72,393
                           ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (3,314)     (139,819)       1,269       (4,714)       50,396    (408,372)
   Change in unrealized
      appreciation
      (depreciation)        (213,132)   (1,427,366)    (158,724)    (380,843)   (1,230,919)    (79,069)
   Capital gain
      distributions           40,103       237,879           --           --            --          --
                           ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (176,343)   (1,329,306)    (157,455)    (385,557)   (1,180,523)   (487,441)
                           ---------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(168,707)   (1,293,099)    (159,777)    (389,929)   (1,199,819)   (415,048)
                           ===========================================================================

                 See accompanying notes to financial statements

                              FIDELITY(R) VARIABLE INSURANCE         FRANKLIN TEMPLETON VARIABLE
                                 PRODUCTS FUND (CONTINUED)            INSURANCE PRODUCTS TRUST
                          -------------------------------------- ----------------------------------
                                                                                          FRANKLIN
                                                                                         TEMPLETON
                                                                              FRANKLIN      VIP
                                                                   FRANKLIN   LARGE CAP   FOUNDING
                               VIP          VIP       VIP VALUE     INCOME      GROWTH     FUNDS
                             MID CAP     OVERSEAS    STRATEGIES   SECURITIES  SECURITIES ALLOCATION
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   FUND --      FUND --    FUND --
                             SERVICE      INITIAL      SERVICE      CLASS 2    CLASS 2     CLASS 2
                             CLASS 2       CLASS       CLASS 2      SHARES      SHARES     SHARES
                          -------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          -------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   727,375      20,154       53,851     6,165,598     20,919     410,341
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       227,758       5,956        5,205     1,994,404      8,811     255,223
                          -------------------------------------------------------------------------
Net investment income
   (expense)                  499,617      14,198       48,646     4,171,194     12,108     155,118
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (2,414,894)      2,965      (25,321)   (5,537,574)   (49,084)   (732,224)
   Change in unrealized
      appreciation
      (depreciation)       (7,017,321)   (279,015)    (257,888)  (37,266,044)  (222,703) (6,455,590)
   Capital gain
      distributions         1,893,889      50,316       20,957     1,506,245     23,631     407,007
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (7,538,326)   (225,734)    (262,252)  (41,297,373)  (248,156) (6,780,807)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(7,038,709)   (211,536)    (213,606)  (37,126,179)  (236,048) (6,625,689)
                          =========================================================================

                 See accompanying notes to financial statements

                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ----------------------------------------------------------------------
                                                                           TEMPLETON
                             MUTUAL     TEMPLETON  TEMPLETON    TEMPLETON    GLOBAL   TEMPLETON
                             SHARES      FOREIGN    FOREIGN   GLOBAL ASSET   INCOME     GROWTH
                           SECURITIES  SECURITIES SECURITIES  ALLOCATION   SECURITIES SECURITIES
                            FUND --      FUND --    FUND --      FUND --    FUND --     FUND --
                            CLASS 2      CLASS 1    CLASS 2      CLASS 2    CLASS 1    CLASS 2
                             SHARES      SHARES     SHARES       SHARES      SHARES     SHARES
                          ----------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   225,573      2,429     163,602      76,483      2,277      38,411
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       100,975        860      83,683      10,179        838      31,476
                          ---------------------------------------------------------------------
Net investment income
   (expense)                  124,598      1,569      79,919      66,304      1,439       6,935
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (762,069)      (377) (1,029,578)    (99,050)     6,664    (152,878)
   Change in unrealized
      appreciation
      (depreciation)       (1,852,573)   (35,433) (2,061,975)   (247,083)    (4,911)   (914,561)
   Capital gain
      distributions           170,199      5,977     440,895      82,070         --     124,676
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (2,444,443)   (29,833) (2,650,658)   (264,063)     1,753    (942,763)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(2,319,845)   (28,264) (2,570,739)   (197,759)     3,192    (935,828)
                          =====================================================================

                 See accompanying notes to financial statements

                                             GE INVESTMENTS FUNDS, INC.
                          ----------------------------------------------------------------
                                                                                  PREMIER
                          CORE VALUE           INTERNATIONAL   MID-CAP             GROWTH
                            EQUITY     INCOME      EQUITY       EQUITY             EQUITY
                            FUND --   FUND --     FUND --      FUND --    MONEY   FUND --
                            CLASS 1   CLASS 1     CLASS 1      CLASS 1    MARKET  CLASS 1
                            SHARES     SHARES      SHARES       SHARES     FUND    SHARES
                          ----------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  21,283   160,560       8,155        10,311  385,750    5,612
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      26,585    51,099       1,888        96,587  312,570   21,613
                          ---------------------------------------------------------------
Net investment income
   (expense)                 (5,302)  109,461       6,267       (86,276)  73,180  (16,001)
                          ---------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                (29,027) (139,911)      8,340    (1,833,247)      --   (5,676)
   Change in unrealized
      appreciation
      (depreciation)       (653,872) (189,282)   (195,712)   (1,037,861)      -- (597,710)
   Capital gain
      distributions          38,477        --      90,510        43,524       --   53,775
                          ---------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (644,422) (329,193)    (96,862)   (2,827,584)      -- (549,611)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(649,724) (219,732)    (90,595)   (2,913,860)  73,180 (565,612)
                          ===============================================================

                 See accompanying notes to financial statements

                                            GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------
                           REAL ESTATE               SMALL-CAP     TOTAL        TOTAL
                           SECURITIES                  EQUITY      RETURN      RETURN    U.S. EQUITY
                             FUND --    S&P 500(R)    FUND --     FUND --      FUND --     FUND --
                             CLASS 1       INDEX      CLASS 1     CLASS 1      CLASS 3     CLASS 1
                             SHARES        FUND        SHARES      SHARES      SHARES       SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   236,954      438,999      17,597     482,690    2,469,952     24,627
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        51,421      457,114      66,471     431,490    2,270,900     21,284
                          ------------------------------------------------------------------------
Net investment income
   (expense)                  185,533      (18,115)    (48,874)     51,200      199,052      3,343
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (916,960)  (1,690,822)   (436,886)     82,645   (4,885,844)   (21,665)
   Change in unrealized
      appreciation
      (depreciation)         (281,617) (11,880,130) (1,293,023) (9,267,396) (36,489,379)  (564,512)
   Capital gain
      distributions                --       79,826      18,557     100,817      531,138     10,654
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (1,198,577) (13,491,126) (1,711,352) (9,083,934) (40,844,085)  (575,523)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(1,013,044) (13,509,241) (1,760,226) (9,032,734) (40,645,033)  (572,180)
                          ========================================================================

                 See accompanying notes to financial statements

                                       GENWORTH VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------
                                                                  GENWORTH
                                   GENWORTH            GENWORTH  LEGG MASON
                          GENWORTH COLUMBIA GENWORTH EATON VANCE  PARTNERS   GENWORTH
                          CALAMOS  MID CAP  DAVIS NY  LARGE CAP  AGGRESSIVE   PIMCO
                           GROWTH   VALUE   VENTURE     VALUE      GROWTH   STOCKPLUS
                            FUND     FUND     FUND       FUND       FUND       FUND
                          -----------------------------------------------------------
                                  PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                          -----------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $ --    13,115     636      29,893      4,269     364,022
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       10     7,930     470      21,745     25,620      34,422
                            ---------------------------------------------------------
Net investment income
   (expense)                 (10)    5,185     166       8,148    (21,351)    329,600
                            ---------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   4   (13,586)    (51)     12,515     37,470       9,309
   Change in unrealized
      appreciation
      (depreciation)         372   (16,950)  1,708     287,947    552,814    (477,017)
   Capital gain
      distributions           --        --      --          --         --     483,994
                            ---------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            376   (30,536)  1,657     300,462    590,284      16,286
                            ---------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $366   (25,351)  1,823     308,610    568,933     345,886
                            =========================================================

                 See accompanying notes to financial statements

                              GENWORTH VARIABLE INSURANCE TRUST        GOLDMAN SACHS VARIABLE     J.P. MORGAN
                                         (CONTINUED)                      INSURANCE TRUST       SERIES TRUST II
                          ----------------------------------------- --------------------------- ---------------
                                                         GENWORTH
                             GENWORTH                 WESTERN ASSET
                              PUTNAM       GENWORTH     MANAGEMENT
                          INTERNATIONAL   THORNBURG     CORE PLUS   GOLDMAN SACHS GOLDMAN SACHS
                             CAPITAL    INTERNATIONAL     FIXED       GROWTH AND     MID CAP        JPMORGAN
                          OPPORTUNITIES     VALUE        INCOME        INCOME         VALUE           BOND
                               FUND          FUND         FUND           FUND          FUND        PORTFOLIO
                          -------------------------------------------------------------------------------------
                                  PERIOD FROM SEPTEMBER 8 TO
                                      DECEMBER 31, 2008                     YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------- -------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $     --         8,697        43,941         2,197        11,148        148,048
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        9,075         8,233        21,489         1,763        18,743         26,014
                            -------------------------------------------------------------------------------
Net investment income
   (expense)                  (9,075)          464        22,452           434        (7,595)       122,034
                            -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   8,775        15,333        27,384         2,408       (97,476)      (166,114)
   Change in unrealized
      appreciation
      (depreciation)         232,097       174,028       339,100       (52,118)     (412,203)      (250,262)
   Capital gain
      distributions               --            --            --            11         1,917             --
                            -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            240,872       189,361       366,484       (49,699)     (507,762)      (416,376)
                            -------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $231,797       189,825       388,936       (49,265)     (515,357)      (294,342)
                            ===============================================================================

                 See accompanying notes to financial statements

                               J.P. MORGAN SERIES TRUST II  (CONTINUED)          JANUS ASPEN SERIES
                          -------------------------------------------------- --------------------------
                             JPMORGAN    JPMORGAN    JPMORGAN    JPMORGAN       BALANCED     BALANCED
                          INTERNATIONAL   MID CAP     SMALL   U.S. LARGE CAP  PORTFOLIO -- PORTFOLIO --
                              EQUITY       VALUE     COMPANY    CORE EQUITY  INSTITUTIONAL    SERVICE
                            PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO       SHARES       SHARES
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $   7,728       39,986     7,272       1,818         54,494        245,720
   Mortality and expense
      risk and
      administrative
      charges (note 4a)         6,158       43,050     4,990       2,220         29,474        176,035
                            --------------------------------------------------------------------------
Net investment income
   (expense)                    1,570       (3,064)    2,282        (402)        25,020         69,685
                            --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (95,345)    (134,610)   (4,420)      2,642         41,196       (133,209)
   Change in unrealized
      appreciation
      (depreciation)         (167,209)  (1,144,667) (140,302)    (59,598)      (591,686)    (2,604,761)
   Capital gain
      distributions            71,008      202,268    26,113          --        145,115        676,150
                            --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (191,546)  (1,077,009) (118,609)    (56,956)      (405,375)    (2,061,820)
                            --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(189,976)  (1,080,073) (116,327)    (57,358)      (380,355)    (1,992,135)
                            ==========================================================================

                 See accompanying notes to financial statements

                                                   JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------
                             FLEXIBLE                               GLOBAL LIFE    GLOBAL    INTERNATIONAL
                               BOND         FORTY        FORTY       SCIENCES    TECHNOLOGY      GROWTH
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL    SERVICE      SERVICE      SERVICE   INSTITUTIONAL
                              SHARES        SHARES       SHARES       SHARES       SHARES        SHARES
                          --------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends              $ 7,231          2,859           760         --           27        29,900
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        2,543         30,031       144,908      1,682          458        15,921
                             --------------------------------------------------------------------------
Net investment income
   (expense)                   4,688        (27,172)     (144,148)    (1,682)        (431)       13,979
                             --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (2,030)       153,294      (212,406)     7,610        9,983        98,544
   Change in unrealized
      appreciation
      (depreciation)           5,470     (1,196,342)   (4,382,310)   (40,443)     (21,938)     (985,879)
   Capital gain
      distributions               --             --            --         --           --       153,774
                             --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments              3,440     (1,043,048)   (4,594,716)   (32,833)     (11,955)     (733,561)
                             --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                $ 8,128     (1,070,220)   (4,738,864)   (34,515)     (12,386)     (719,582)
                             ==========================================================================

                 See accompanying notes to financial statements

                                                    JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------
                          INTERNATIONAL    LARGE CAP     LARGE CAP     MID CAP       MID CAP     WORLDWIDE
                              GROWTH        GROWTH        GROWTH       GROWTH        GROWTH        GROWTH
                           PORTFOLIO --   PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                             SERVICE     INSTITUTIONAL    SERVICE   INSTITUTIONAL    SERVICE   INSTITUTIONAL
                              SHARES        SHARES        SHARES        SHARES       SHARES        SHARES
                          ----------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $  29,360         6,581         1,016        3,532           115       12,730
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                17,022        13,061         2,732       21,364         3,154       15,572
                            -----------------------------------------------------------------------------
Net investment income
   (expense)                   12,338        (6,480)       (1,716)     (17,832)       (3,039)      (2,842)
                            -----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   33,339       (89,889)       26,405     (161,780)       22,435     (108,723)
   Change in unrealized
      appreciation
      (depreciation)         (930,899)     (359,887)     (114,849)    (683,529)     (135,636)    (517,524)
   Capital gain
      distributions           157,370            --            --       84,885        12,146           --
                            -----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (740,190)     (449,776)      (88,444)    (760,424)     (101,055)    (626,247)
                            -----------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(727,852)     (456,256)      (90,160)    (778,256)     (104,094)    (629,089)
                            =============================================================================

                 See accompanying notes to financial statements

                              JANUS
                          ASPEN SERIES
                           (CONTINUED)                     JPMORGAN INSURANCE TRUST
                          ------------ ----------------------------------------------------------------
                                                                                JPMORGAN
                                                                   JPMORGAN     INSURANCE
                                         JPMORGAN     JPMORGAN     INSURANCE      TRUST      JPMORGAN
                            WORLDWIDE    INSURANCE    INSURANCE      TRUST     DIVERSIFIED   INSURANCE
                             GROWTH       TRUST         TRUST     DIVERSIFIED    MID CAP   TRUST EQUITY
                          PORTFOLIO --   BALANCED     CORE BOND      EQUITY      GROWTH        INDEX
                             SERVICE   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SHARES       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   3,915       3,194       90,668        49,084       2,168        10,284
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                6,375         596       32,847        14,599       1,370        10,609
                           --------------------------------------------------------------------------
Net investment income
   (expense)                  (2,460)      2,598       57,821        34,485         798          (325)
                           --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   8,856     (11,459)     (31,929)     (158,364)     (4,395)     (103,415)
   Change in unrealized
      appreciation
      (depreciation)        (236,082)     (8,413)     (45,212)     (207,031)       (950)     (137,002)
   Capital gain
      distributions               --       4,501           --        29,201       3,159            --
                           --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (227,226)    (15,371)     (77,141)     (336,194)     (2,186)     (240,417)
                           --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(229,686)    (12,773)     (19,320)     (301,709)     (1,388)     (240,742)
                           ==========================================================================

                 See accompanying notes to financial statements

                                                                           LEGG MASON PARTNERS
                           JPMORGAN INSURANCE TRUST (CONTINUED)           VARIABLE EQUITY TRUST
                          -------------------------------------- --------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN   LEGG MASON    LEGG MASON   LEGG MASON
                            INSURANCE    INSURANCE    INSURANCE    PARTNERS     PARTNERS     PARTNERS
                              TRUST        TRUST       TRUST      VARIABLE      VARIABLE     VARIABLE
                           GOVERNMENT    INTREPID     INTREPID    AGGRESSIVE   CAPITAL AND  CAPITAL AND
                              BOND        GROWTH       MID CAP      GROWTH       INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             CLASS 1      CLASS 1      CLASS 1     CLASS II      CLASS I     CLASS II
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $71,772         7,848       11,354           --       1,992        18,647
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      25,851        16,219       13,199       15,218       1,136        14,065
                            -------------------------------------------------------------------------
Net investment income
   (expense)                 45,921        (8,371)      (1,845)     (15,218)        856         4,582
                            -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 28,642      (176,119)    (302,923)     (13,960)     (6,542)      (58,381)
   Change in unrealized
      appreciation
      (depreciation)         15,282      (235,592)    (131,591)    (450,737)    (26,197)     (250,516)
   Capital gain
      distributions              --            --       58,695           --         459         4,175
                            -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            43,924      (411,711)    (375,819)    (464,697)    (32,280)     (304,722)
                            -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $89,845      (420,082)    (377,664)    (479,915)    (31,424)     (300,140)
                            =========================================================================

                 See accompanying notes to financial statements

                                                     LEGG MASON
                                                      PARTNERS
                          LEGG MASON PARTNERS         VARIABLE
                            VARIABLE EQUITY            INCOME
                           TRUST (CONTINUED)            TRUST         MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ -----------------------------------------
                           LEGG MASON                LEGG MASON      MFS(R)
                            PARTNERS    LEGG MASON    PARTNERS     INVESTORS       MFS(R)
                            VARIABLE     PARTNERS     VARIABLE       GROWTH      INVESTORS       MFS(R)
                           FUNDAMENTAL   VARIABLE     STRATEGIC      STOCK         TRUST     NEW DISCOVERY
                              VALUE      INVESTORS      BOND       SERIES --     SERIES --     SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS SERVICE CLASS SERVICE CLASS
                             CLASS I      CLASS I      CLASS I       SHARES        SHARES        SHARES
                          --------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   7,854         775        4,682         5,950        22,766        47,353
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        7,604         837        1,061        29,640        39,305        14,010
                           ----------------------------------------------------------------------------
Net investment income
   (expense)                     250         (62)       3,621       (23,690)      (16,539)       33,343
                           ----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (26,654)        222       (5,459)       61,709       153,282       (44,998)
   Change in unrealized
      appreciation
      (depreciation)        (175,461)    (27,147)     (13,986)     (925,472)   (1,302,288)     (552,710)
   Capital gain
      distributions              354       1,719           --        99,298       182,473       138,107
                           ----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (201,761)    (25,206)     (19,445)     (764,465)     (966,533)     (459,601)
                           ----------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(201,511)    (25,268)     (15,824)     (788,155)     (983,072)     (426,258)
                           ============================================================================

                 See accompanying notes to financial statements

                                                                                          OPPENHEIMER
                                                                                            VARIABLE
                                       MFS(R) VARIABLE                    OLD MUTUAL        ACCOUNT
                                 INSURANCE TRUST (CONTINUED)        INSURANCE SERIES FUND    FUNDS
                          ----------------------------------------- --------------------- -----------
                              MFS(R)
                            STRATEGIC       MFS(R)        MFS(R)
                              INCOME     TOTAL RETURN   UTILITIES              OLD MUTUAL
                             SERIES --    SERIES --     SERIES --   OLD MUTUAL  LARGE CAP OPPENHEIMER
                          SERVICE CLASS SERVICE CLASS SERVICE CLASS  GROWTH II    GROWTH    BALANCED
                              SHARES        SHARES        SHARES     PORTFOLIO  PORTFOLIO   FUND/VA
                          ---------------------------------------------------------------------------
                                                                                           YEAR ENDED
                                                                    PERIOD FROM JANUARY 1 DECEMBER 31,
                                 YEAR ENDED DECEMBER 31, 2008        TO DECEMBER 12, 2008     2008
                          ----------------------------------------- --------------------- -----------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $  43,739       443,134        267,311         --      1,230     24,633
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        12,044       228,815         61,958      1,881      4,992      6,326
                            -----------------------------------------------------------------------
Net investment income
   (expense)                   31,695       214,319        205,353     (1,881)    (3,762)    18,307
                            -----------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (37,938)     (733,387)        59,308   (139,858)  (151,016)   (30,406)
   Change in unrealized
      appreciation
      (depreciation)          (91,037)   (3,316,879)    (2,533,000)    78,915     11,920   (237,916)
   Capital gain
      distributions                --       614,891        403,963         --         --     33,973
                            -----------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (128,975)   (3,435,375)    (2,069,729)   (60,943)  (139,096)  (234,349)
                            -----------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $ (97,280)   (3,221,056)    (1,864,376)   (62,824)  (142,858)  (216,042)
                            =======================================================================

                 See accompanying notes to financial statements

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          --------------------------------------------------------------------------
                                                     OPPENHEIMER             OPPENHEIMER
                          OPPENHEIMER                  CAPITAL                   GLOBAL
                            BALANCED    OPPENHEIMER APPRECIATION             SECURITIES
                           FUND/VA --     CAPITAL    FUND/VA --  OPPENHEIMER  FUND/VA -- OPPENHEIMER
                            SERVICE    APPRECIATION    SERVICE    CORE BOND    SERVICE   HIGH INCOME
                             SHARES       FUND/VA      SHARES      FUND/VA      SHARES     FUND/VA
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   234,116         698            --     38,746      124,368     12,413
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       128,884       5,835        64,493     10,760      139,249      2,275
                          ------------------------------------------------------------------------
Net investment income
   (expense)                  105,232      (5,137)      (64,493)    27,986      (14,881)    10,138
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (457,627)     14,914        61,730    (59,063)    (366,407)   (16,123)
   Change in unrealized
      appreciation
      (depreciation)       (3,614,996)   (223,769)   (2,327,029)  (283,038)  (4,045,316)  (151,744)
   Capital gain
      distributions           347,848          --            --         --      554,465         --
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (3,724,775)   (208,855)   (2,265,299)  (342,101)  (3,857,258)  (167,867)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(3,619,543)   (213,992)   (2,329,792)  (314,115)  (3,872,139)  (157,729)
                          ========================================================================

                 See accompanying notes to financial statements

                                                                                  PIMCO VARIABLE
                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)         INSURANCE TRUST
                          ------------------------------------------------ ----------------------------
                                                                                              PIMCO
                                                                                          FOREIGN BOND
                                       OPPENHEIMER                                          PORTFOLIO
                          OPPENHEIMER  MAIN STREET             OPPENHEIMER      PIMCO     (U.S. DOLLAR-
                          MAIN STREET   SMALL CAP                 MIDCAP     ALL ASSET     HEDGED) --
                           FUND/VA --   FUND/VA -- OPPENHEIMER  FUND/VA --  PORTFOLIO -- ADMINISTRATIVE
                            SERVICE      SERVICE      MIDCAP     SERVICE   ADVISOR CLASS     CLASS
                            SHARES        SHARES     FUND/VA      SHARES       SHARES        SHARES
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   182,209      69,028         --          --       68,961         3,764
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)               141,796     143,801      4,715       3,884       18,996         2,032
                          -------------------------------------------------------------------------
Net investment income
   (expense)                   40,413     (74,773)    (4,715)     (3,884)      49,965         1,732
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (271,746) (1,982,006)   (29,684)        158      (77,271)       (1,116)
   Change in unrealized
      appreciation
      (depreciation)       (3,112,991) (2,549,518)  (175,824)   (151,766)    (211,371)       (5,619)
   Capital gain
      distributions           413,156     402,836         --          --        2,356            --
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (2,971,581) (4,128,688)  (205,508)   (151,608)    (286,286)       (6,735)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(2,931,168) (4,203,461)  (210,223)   (155,492)    (236,321)       (5,003)
                          =========================================================================

                 See accompanying notes to financial statements

                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)           THE PRUDENTIAL SERIES FUND
                          ------------------------------------------------------------ ---------------------------
                                              PIMCO
                               PIMCO        LONG-TERM         PIMCO          PIMCO
                            HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN  JENNISON 20/20
                            PORTFOLIO --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --      FOCUS       JENNISON
                          ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  PORTFOLIO --  PORTFOLIO --
                               CLASS           CLASS          CLASS          CLASS        CLASS II      CLASS II
                              SHARES          SHARES         SHARES         SHARES         SHARES        SHARES
                          ----------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   421,516        840,535       1,536,826     1,772,358         379,958          54
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                 84,166        320,048         642,703       497,071          96,769       1,278
                           ------------------------------------------------------------------------------------
Net investment income
   (expense)                   337,350        520,487         894,123     1,275,287         283,189      (1,224)
                           ------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (343,538)       158,012        (958,452)      128,645      (3,300,452)        797
   Change in unrealized
      appreciation
      (depreciation)        (1,246,784)     1,524,526      (1,523,887)     (703,836)       (310,818)    (37,192)
   Capital gain
      distributions             21,186         96,028         267,841       262,510              --          --
                           ------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (1,569,136)     1,778,566      (2,214,498)     (312,681)     (3,611,270)    (36,395)
                           ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(1,231,786)     2,299,053      (1,320,375)      962,606      (3,328,081)    (37,619)
                           ====================================================================================

                 See accompanying notes to financial statements

                          THE PRUDENTIAL                THE UNIVERSAL
                            SERIES FUND       RYDEX     INSTITUTIONAL      VAN KAMPEN LIFE            XTF
                            (CONTINUED)  VARIABLE TRUST  FUNDS, INC.       INVESTMENT TRUST     ADVISORS TRUST
                          -------------- -------------- ------------- ------------------------- --------------
                              NATURAL                     EQUITY AND     CAPTIAL
                             RESOURCES                      INCOME       GROWTH      COMSTOCK       ETF 60
                           PORTFOLIO --                  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             CLASS II     NASDAQ-100(R)    CLASS II     CLASS II     CLASS II      CLASS II
                              SHARES          FUND          SHARES       SHARES       SHARES        SHARES
                          ------------------------------------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                 JANUARY 1 TO
                                               YEAR ENDED DECEMBER 31, 2008                      JUNE 20, 2008
                          --------------------------------------------------------------------- --------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   436,746         1,403        36,028           885       229,375      20,217
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                 57,120        13,868        24,571         6,928       154,828      12,052
                           -------------------------------------------------------------------------------
Net investment income
   (expense)                   379,626       (12,465)       11,457        (6,043)       74,547       8,165
                           -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (700,227)        2,733       (30,477)       (9,613)   (3,666,586)    (54,085)
   Change in unrealized
      appreciation
      (depreciation)        (2,187,467)     (440,816)     (318,621)     (253,241)   (1,366,649)     23,130
   Capital gain
      distributions                 --            --        28,638            --       423,761          --
                           -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (2,887,694)     (438,083)     (320,460)     (262,854)   (4,609,474)    (30,955)
                           -------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(2,508,068)     (450,548)     (309,003)     (268,897)   (4,534,927)    (22,790)
                           ===============================================================================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                      Statements of Changes in Net Assets

                                                             AIM VARIABLE INSURANCE FUNDS
                                                      -----------------------------------------
                                                                              AIM V.I. CAPITAL
                                                          AIM V.I. BASIC        APPRECIATION
                                                          VALUE FUND --            FUND --
                              CONSOLIDATED TOTAL         SERIES II SHARES      SERIES I SHARES
                          ----------------------------------------------------------------------
                                   YEAR ENDED               YEAR ENDED           YEAR ENDED
                                  DECEMBER 31,             DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------------
                               2008          2007        2008        2007      2008      2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  13,671,607    9,419,308      13,536    (29,222)   (9,596)  (14,266)
   Net realized gain
      (loss) on
      investments           (76,591,607)  14,660,452     (81,872)    87,724   (13,852)   25,357
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (238,792,657) (11,661,873) (1,399,813)  (185,047) (311,833)   76,728
   Capital gain
      distributions          19,381,088   25,528,989     297,470    132,746        --        --
                          ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations        (282,331,569)  37,946,876  (1,170,679)     6,201  (335,281)   87,819
                          ---------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             280,286,058  301,810,458       2,365     35,541     7,282    40,626
   Death benefits           (13,091,387)  (6,811,225)     (2,972)    (7,690)       --        --
   Surrenders               (51,975,202) (48,489,087)   (133,080)  (180,083) (120,780) (101,179)
   Administrative
      expenses               (1,452,204)    (398,715)     (1,572)    (1,896)     (390)     (417)
   Transfers between
      subaccounts
      (including fixed
      account), net         (12,505,202)  17,347,893      33,974    (84,210)  (68,917)  (13,996)
                          ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       201,262,063  263,459,324    (101,285)  (238,338) (182,805)  (74,966)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets               (81,069,506) 301,406,200  (1,271,964)  (232,137) (518,086)   12,853
Net assets at beginning
   of year                  781,166,034  479,759,834   2,313,021  2,545,158   885,116   872,263
                          ---------------------------------------------------------------------
Net assets at end of
   year                   $ 700,096,528  781,166,034   1,041,057  2,313,021   367,030   885,116
                          =====================================================================
Changes in units
   (note 5):
   Units purchased                                        24,629     15,090     6,208     7,270
   Units redeemed                                        (32,255)   (28,588)  (26,869)  (14,212)
                                                      -----------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners                                     (7,626)   (13,498)  (20,661)   (6,942)
                                                      =========================================

                 See accompanying notes to financial statements

                                      AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                          ---------------------------------------------------------------
                              AIM V.I. CORE      AIM V.I. GLOBAL   AIM V.I. INTERNATIONAL
                             EQUITY FUND --    REAL ESTATE FUND --     GROWTH FUND --
                             SERIES I SHARES     SERIES II SHARES     SERIES II SHARES
                          ---------------------------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008       2007      2008      2007       2008       2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   3,991    (5,100)   41,754    39,697    (117,245)   (64,434)
   Net realized gain
      (loss) on
      investments            (2,589)   30,510  (174,262)   (7,880) (2,659,580)   276,749
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (246,261)   40,047  (157,184) (152,226) (2,800,087)   253,716
   Capital gain
      distributions              --        --    56,352    79,848      94,604         --
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (244,859)   65,457  (233,340)  (40,561) (5,482,308)   466,031
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              76,080     9,069    61,354    70,306   5,912,728  4,459,737
   Death benefits            (3,016)  (13,962)     (427)       --     (12,659)        --
   Surrenders              (133,524) (166,387)  (17,610)   (2,095)   (353,337)  (172,578)
   Administrative
      expenses                 (291)     (235)     (213)     (137)    (22,919)    (2,631)
   Transfers between
      subaccounts
      (including fixed
      account), net         (56,764)   18,311    67,012   285,964  (2,132,205)   (47,395)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (117,515) (153,204)  110,116   354,038   3,391,608  4,237,133
                          --------------------------------------------------------------
Increase (decrease) in
   net assets              (362,374)  (87,747) (123,224)  313,477  (2,090,700) 4,703,164
Net assets at beginning
   of year                  879,605   967,352   576,843   263,366   7,486,278  2,783,114
                          --------------------------------------------------------------
Net assets at end of
   year                   $ 517,231   879,605   453,619   576,843   5,395,578  7,486,278
                          ==============================================================
Changes in units
   (note 5):
   Units purchased           11,870     4,384   153,405    43,190   1,804,230    615,486
   Units redeemed           (21,408)  (17,441) (126,535)  (17,343) (1,594,271)  (286,768)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (9,538)  (13,057)   26,870    25,847     209,959    328,718
                          ==============================================================

                 See accompanying notes to financial statements

                              AIM VARIABLE
                             INSURANCE FUNDS
                               (CONTINUED)               THE ALGER AMERICAN FUND
                          -------------------- ------------------------------------------
                                                  ALGER AMERICAN
                           AIM V.I. LARGE CAP    LARGECAP GROWTH       ALGER AMERICAN
                           GROWTH -- SERIES I      PORTFOLIO --     SMALLCAP PORTFOLIO --
                                 SHARES          CLASS O SHARES        CLASS O SHARES
                          -------------------- ------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008       2007      2008      2007       2008       2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (3,708)   (3,408)   (2,987)   (5,462)    (5,057)     (9,413)
   Net realized gain
      (loss) on
      investments             1,056     5,947   (22,103)  (14,615)    13,561      92,728
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (107,755)   24,697  (134,887)  106,611   (224,236)     18,903
   Capital gain
      distributions              --        --        --        --      5,359          --
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (110,407)   27,236  (159,977)   86,534   (210,373)    102,218
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,200     9,700        --        --         --       3,075
   Death benefits                --        --        --        --         --          --
   Surrenders               (13,870)  (34,208) (113,126) (153,806)  (102,128)   (299,575)
   Administrative
      expenses                 (284)     (323)     (185)     (366)      (318)       (549)
   Transfers between
      subaccounts
      (including fixed
      account), net          29,932    45,952   (47,940)  (34,948)   (43,248)    (33,228)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
          transactions       20,978    21,121  (161,251) (189,120)  (145,694)   (330,277)
                          --------------------------------------------------------------
Increase (decrease) in
   net assets               (89,429)   48,357  (321,228) (102,586)  (356,067)   (228,059)
Net assets at beginning
   of year                  260,900   212,543   471,916   574,502    548,966     777,025
                          --------------------------------------------------------------
Net assets at end of
   year                   $ 171,471   260,900   150,688   471,916    192,899     548,966
                          ==============================================================
Changes in units
   (note 5):
   Units purchased           10,700     5,494        66       511      1,140       3,013
   Units redeemed            (8,851)   (3,857)  (14,277)  (16,188)   (14,672)    (28,896)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         1,849     1,637   (14,211)  (15,677)   (13,532)    (25,883)
                          ==============================================================

                 See accompanying notes to financial statements

                                  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ---------------------------------------------------------------------
                              ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                           BALANCED WEALTH STRATEGY  GLOBAL TECHNOLOGY      GROWTH AND INCOME
                             PORTFOLIO -- CLASS B   PORTFOLIO -- CLASS B  PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------
                                       PERIOD FROM
                           YEAR ENDED  AUGUST 27 TO      YEAR ENDED           YEAR ENDED
                          DECEMBER 31, DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------------
                              2008         2007        2008      2007        2008       2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    77,318      (6,821)    (6,042)   (7,919)     177,742     (6,788)
   Net realized gain
      (loss) on
      investments            (408,918)       (445)      (445)   12,286     (589,689)   262,541
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,783,788)    (13,879)  (256,006)   77,674   (4,130,522)  (395,340)
   Capital gain
      distributions           119,376          --         --        --    1,065,560    444,535
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations        (1,996,012)    (21,145)  (262,493)   82,041   (3,476,909)   304,948
                          --------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             3,944,313   2,634,257      6,410    80,355      106,753    156,333
   Death benefits                  --          --         --        --      (37,811)   (43,213)
   Surrenders                (118,850)     (6,401)   (66,666)  (21,346)    (609,012)  (803,175)
   Administrative
      expenses                (19,359)         --       (558)     (756)      (4,433)    (4,784)
   Transfers between
      subaccounts
      (including fixed
      account), net           390,398      79,670    (74,038)   31,839       91,227    158,962
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       4,196,502   2,707,526   (134,852)   90,092     (453,276)  (535,877)
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets               2,200,490   2,686,381   (397,345)  172,133   (3,930,185)  (230,929)
Net assets at beginning
   of year                  2,686,381          --    641,944   469,811    9,232,454  9,463,383
                          --------------------------------------------------------------------
Net assets at end of
   year                   $ 4,886,871   2,686,381    244,599   641,944    5,302,269  9,232,454
                          ====================================================================
Changes in units
   (note 5):
   Units purchased
                              775,023     277,103      8,055     8,461      322,992     65,142
   Units redeemed
                             (328,867)    (12,703)   (17,123)   (3,377)    (317,809)  (105,502)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         446,156     264,400     (9,068)    5,084        5,183    (40,360)
                          ====================================================================

                 See accompanying notes to financial statements

                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                          ---------------------------------------------------------------------
                              ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                             INTERNATIONAL VALUE       LARGE CAP GROWTH      SMALL CAP GROWTH
                             PORTFOLIO -- CLASS B    PORTFOLIO -- CLASS B  PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------
                                  YEAR ENDED              YEAR ENDED            YEAR ENDED
                                 DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                          ---------------------------------------------------------------------
                               2008         2007        2008       2007       2008      2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $     49,721      51,896     (28,510)   (37,624)   (2,512)   (2,103)
   Net realized gain
      (loss) on
      investments          (12,865,615)    385,567      (7,470)    82,890     5,611    11,680
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (5,345,824)   (570,328)   (891,738)   214,898  (104,332)    4,325
   Capital gain
      distributions            977,160     223,128          --         --        --        --
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (17,184,558)     90,263    (927,718)   260,164  (101,233)   13,902
                          -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             12,850,308  10,720,562      41,219     91,923    20,056    24,635
   Death benefits              (28,907)         --     (11,954)   (53,340)       --        --
   Surrenders                 (690,131)   (512,365)   (148,990)  (284,740)  (22,418)  (17,157)
   Administrative
      expenses                 (45,126)     (4,894)     (1,396)    (1,689)     (181)      (48)
   Transfers between
      subaccounts
      (including fixed
      account), net         (4,644,993)    797,044    (114,057)    (9,944)   72,056    27,099
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        7,441,151  11,000,347    (235,178)  (257,790)   69,513    34,529
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets               (9,743,407) 11,090,610  (1,162,896)     2,374   (31,720)   48,431
Net assets at beginning
   of year                  17,244,542   6,153,932   2,366,141  2,363,767   164,813   116,382
                          -------------------------------------------------------------------
Net assets at end of year $  7,501,135  17,244,542   1,203,245  2,366,141   133,093   164,813
                          ===================================================================
Changes in units
   (note 5):
   Units purchased           4,963,563   1,498,980      32,479     21,136    11,039     5,932
   Units redeemed           (4,946,748)   (640,405)    (63,277)   (45,993)   (3,863)   (3,299)
                          -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           16,815     858,575     (30,798)   (24,857)    7,176     2,633
                          ===================================================================

                 See accompanying notes to financial statements

                                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ------------------------------------------------------------
                           VP INCOME & GROWTH    VP INTERNATIONAL       VP ULTRA(R)
                            FUND -- CLASS I       FUND -- CLASS I     FUND -- CLASS I
                          ------------------------------------------------------------
                                 YEAR ENDED         YEAR ENDED           YEAR ENDED
                                DECEMBER 31,       DECEMBER 31,         DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007       2008       2007       2008     2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   2,695   (1,947)    (26,422)   (27,043)   (9,060) (13,115)
   Net realized gain
      (loss) on
      investments          (109,790)  18,204    (755,717)   162,772   (26,637)  15,988
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (287,987) (50,387)   (965,730)   163,255  (372,925) 143,362
   Capital gain
      distributions          84,637       --     228,695         --    93,437       --
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (310,445) (34,130) (1,519,174)   298,984  (315,185) 146,235
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,800   25,908     514,083  1,470,691     4,462   17,131
   Death benefits                --  (36,201)     (4,779)        --        --       --
   Surrenders               (17,999) (19,270)   (102,448)   (90,167)  (72,403) (19,588)
   Administrative
      expenses                 (352)    (420)     (1,533)      (793)     (832)  (1,115)
   Transfers between
      subaccounts
      (including fixed
      account), net          (2,726) 483,904      (8,611)  (106,700) (111,007) (57,901)
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (15,277) 453,921     396,712  1,273,031  (179,780) (61,473)
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (325,722) 419,791  (1,122,462) 1,572,015  (494,965)  84,762
Net assets at beginning
   of year                  884,975  465,184   2,771,124  1,199,109   855,772  771,010
                          ------------------------------------------------------------
Net assets at end of year $ 559,253  884,975   1,648,662  2,771,124   360,807  855,772
                          ============================================================
Changes in units
   (note 5):
   Units purchased           28,327   33,491   1,002,858    429,062    13,008    3,978
   Units redeemed           (29,276)  (7,157)   (976,559)  (325,079)  (28,541)  (8,280)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          (949)  26,334      26,299    103,983   (15,533)  (4,302)
                          ============================================================

                 See accompanying notes to financial statements

                             AMERICAN CENTURY      AMERICAN CENTURY
                           VARIABLE PORTFOLIOS,   VARIABLE PORTFOLIOS  BLACKROCK VARIABLE
                             INC. (CONTINUED)          II, INC.        SERIES FUNDS, INC.
                          ---------------------  --------------------  ------------------
                                                     VP INFLATION        BLACKROCK BASIC
                             VP VALUE FUND --     PROTECTION FUND --   VALUE V.I. FUND --
                                 CLASS I               CLASS II             CLASS III
                          ---------------------------------------------------------------
                                YEAR ENDED            YEAR ENDED           YEAR ENDED
                               DECEMBER 31,          DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007       2008       2007       2008     2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   96,603    105,885      27,936    34,279     4,164     6,629
   Net realized gain
      (loss) on
      investments           (224,057)     1,817      27,750    (3,703)  (69,738)    4,210
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (484,424)  (296,721)    241,711    39,836  (263,691) (106,879)
   Capital gain
      distributions          117,516     60,710          --        --     7,664    92,003
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (494,362)  (128,309)    297,397    70,412  (321,601)   (4,037)
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               67,688    118,289   1,418,634   379,271   109,681   148,718
   Death benefits                 --         --          --        --        --        --
   Surrenders                (92,106)   (23,822)   (138,512)  (37,744)  (14,645)  (17,624)
   Administrative
      expenses                  (570)      (641)    (13,214)     (882)     (999)     (757)
   Transfers between
      subaccounts
      (including fixed
      account), net         (308,488)  (141,047) 10,967,846  (330,511)  (20,198)   93,613
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (333,476)   (47,221) 12,234,754    10,134    73,839   223,950
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (827,838)  (175,530) 12,532,151    80,546  (247,762)  219,913
Net assets at beginning
   of year                 1,810,469  1,985,999     994,309   913,763   759,577   539,664
                          ---------------------------------------------------------------
Net assets at end of year $  982,631  1,810,469  13,526,460   994,309   511,815   759,577
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            38,929     46,054   1,759,525   163,039    28,269    22,331
   Units redeemed            (66,945)   (50,997)   (524,601) (161,632)  (21,054)   (5,581)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (28,016)    (4,943)  1,234,924     1,407     7,215    16,750
                          ===============================================================

                 See accompanying notes to financial statements

                                BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                          ---------------------------------------------------------------
                                                     BLACKROCK LARGE   BLACKROCK VALUE
                              BLACKROCK GLOBAL       CAP GROWTH V.I.    OPPORTUNITIES
                           ALLOCATION V.I. FUND --       FUND --         V.I. FUND --
                                  CLASS III             CLASS III         CLASS III
                          ---------------------------------------------------------------
                                 YEAR ENDED            YEAR ENDED         YEAR ENDED
                                DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                          ---------------------------------------------------------------
                              2008         2007       2008     2007     2008      2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    522,308     711,718   (1,879)  (1,824)    7,026   19,516
   Net realized gain
      (loss) on
      investments           (1,957,042)    255,126   (3,951)     519  (199,844) (83,476)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (12,106,344)   (555,721) (65,678)   6,253   (12,016) (23,665)
   Capital gain
      distributions            270,226   1,442,217       --       --     5,154   74,370
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (13,270,852)  1,853,340  (71,508)   4,948  (199,680) (13,255)
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             39,045,330  25,789,400       --   14,365    56,086   55,743
   Death benefits              (21,987)         --       --       --        --       --
   Surrenders               (1,257,238)   (483,075)  (8,336)    (887)  (10,614) (39,474)
   Administrative
      expenses                (158,840)       (633)     (82)     (72)     (713)    (866)
   Transfers between
      subaccounts
      (including fixed
      account), net         (1,034,135)    753,858  111,849   70,893   (58,323)  (6,485)
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       36,573,130  26,059,550  103,431   84,299   (13,564)   8,918
                          -------------------------------------------------------------
Increase (decrease) in
   net assets               23,302,278  27,912,890   31,923   89,247  (213,244)  (4,337)
Net assets at beginning
   of year                  32,465,734   4,552,844  175,363   86,116   506,031  510,368
                          -------------------------------------------------------------
Net assets at end of year $ 55,768,012  32,465,734  207,286  175,363   292,787  506,031
                          =============================================================
Changes in units
   (note 5):
   Units purchased           5,953,531   3,134,729   16,078    6,455    24,201    9,369
   Units redeemed           (2,365,304)   (824,229)  (2,355)    (108)  (23,872)  (8,661)
                          -------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        3,588,227   2,310,500   13,723    6,347       329      708
                          =============================================================

                 See accompanying notes to financial statements

                             COLUMBIA FUNDS VARIABLE INSURANCE TRUST I         DREYFUS
                          ----------------------------------------------  -----------------
                                                                             THE DREYFUS
                                                     COLUMBIA MARSICO          SOCIALLY
                                                       INTERNATIONAL         RESPONSIBLE
                             COLUMBIA MARSICO       OPPORTUNITIES FUND,      GROWTH FUND,
                           GROWTH FUND, VARIABLE         VARIABLE              INC. --
                             SERIES -- CLASS A       SERIES -- CLASS B      INITIAL SHARES
                          -----------------------------------------------------------------
                                YEAR ENDED              YEAR ENDED            YEAR ENDED
                               DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                          -----------------------------------------------------------------
                              2008        2007       2008        2007       2008      2007
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
     (expense)            $   (47,348)   (63,109)  1,151,980      18,161    (2,483)  (3,866)
   Net realized gain
      (loss) on
      investments             (25,204)   149,513  (5,065,833)    502,483      (176)   7,382
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,861,702)   529,035  (6,403,419)    768,216  (124,816)  18,248
   Capital gain
      distributions                --         --   1,421,281     201,799        --       --
                          -----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,934,254)   615,439  (8,895,991)  1,490,659  (127,475)  21,764
                          -----------------------------------------------------------------
From capital transactions
  (note 4):
   Net premiums               695,119    190,368   5,959,322   4,980,921     3,550    2,660
   Death benefits              (3,126)  (110,172)    (12,942)    (22,574)       --       83
   Surrenders                (150,487)  (234,858)   (434,258)   (306,073)  (13,452) (23,479)
   Administrative
      expenses                 (3,969)    (3,268)    (22,809)     (4,776)     (475)    (509)
   Transfers between
      subaccounts
      (including fixed
      account), net          (138,673)     8,059  (2,426,767)   (889,316)      944   (2,039)
                          -----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         398,864   (149,871)  3,062,546   3,758,182    (9,433) (23,284)
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets              (1,535,390)   465,568  (5,833,445)  5,248,841  (136,908)  (1,520)
Net assets at beginning
   of year                  4,485,055  4,019,487  11,989,550   6,740,709   363,792  365,312
                          -----------------------------------------------------------------
Net assets at end of
   year                   $ 2,949,665  4,485,055   6,156,105  11,989,550   226,884  363,792
                          =================================================================
Changes in units
   (note 5):
   Units purchased            158,864     38,982   1,937,469     671,288     2,467      639
   Units redeemed             (95,418)   (49,284) (1,853,516)   (390,284)   (3,786)  (3,077)
                          -----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          63,446    (10,302)     83,953     281,004    (1,319)  (2,438)
                          =================================================================

                 See accompanying notes to financial statements

                          DREYFUS INVESTMENT    DREYFUS VARIABLE        DWS VARIABLE
                              PORTFOLIOS         INVESTMENT FUND          SERIES II
                          ------------------  --------------------  --------------------
                             MIDCAP STOCK                              DWS DREMAN HIGH
                             PORTFOLIO --         MONEY MARKET      RETURN EQUITY VIP --
                            INITIAL SHARES          PORTFOLIO          CLASS B SHARES
                          --------------------------------------------------------------
                              YEAR ENDED           YEAR ENDED            YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                          --------------------------------------------------------------
                             2008      2007      2008       2007       2008       2007
                          --------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  10,298    1,885     12,277     32,034     45,240     (5,443)
   Net realized gain
      (loss) on
      investments           (23,003)   1,573         --         (4)  (150,952)    35,947
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (79,245) (23,072)         1         --   (493,411)   (80,268)
   Capital gain
      distributions          15,741   18,840         --         --    129,530      9,045
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations         (76,209)    (774)    12,278     32,030   (469,593)   (40,719)
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,073   35,454     57,365     82,070        357    224,230
   Death benefits                --       --   (483,761)  (820,936)        --    (50,493)
   Surrenders               (14,044) (17,946)   (66,716)   (89,486)    (8,806)    (5,556)
   Administrative
      expenses                 (254)    (153)      (404)      (558)      (895)      (631)
   Transfers between
      subaccounts
      (including fixed
      account), net          10,065   14,757  2,248,624  1,076,288   (156,767)    (8,546)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions           840   32,112  1,755,108    247,378   (166,111)   159,004
                          --------------------------------------------------------------
Increase (decrease) in
   net assets               (75,369)  31,338  1,767,386    279,408   (635,704)   118,285
Net assets at beginning
   of year                  186,961  155,623  1,091,461    812,053  1,056,529    938,244
                          --------------------------------------------------------------
Net assets at end of year $ 111,592  186,961  2,858,847  1,091,461    420,825  1,056,529
                          ==============================================================
Changes in units
   (note 5):
   Units purchased            7,795    5,506    580,181    321,972      9,219     19,928
   Units redeemed            (7,591)  (3,588)  (414,284)  (297,718)   (25,147)   (10,734)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           204    1,918    165,897     24,254    (15,928)     9,194
                          ==============================================================

                 See accompanying notes to financial statements

                                                                    EATON VANCE VARIABLE
                            DWS VARIABLE SERIES II (CONTINUED)             TRUST
                          ---------------------------------------  ----------------------
                             DWS DREMAN SMALL     DWS TECHNOLOGY
                           MID CAP VALUE VIP --        VIP --        VT FLOATING-RATE
                              CLASS B SHARES      CLASS B SHARES        INCOME FUND
                          ---------------------------------------------------------------
                                YEAR ENDED          YEAR ENDED           YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008     2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   81,801     28,032   (2,467)  (3,085)    544,193     500,263
   Net realized gain
      (loss) on
     investments            (206,108)     8,007   (1,320)   5,184  (1,603,994)    (32,394)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (609,285)  (155,018) (87,912)  20,240  (2,996,046)   (478,153)
   Capital gain
      distributions          325,563    121,926       --       --          --          --
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from
         operations         (408,029)     2,947  (91,699)  22,339  (4,055,847)    (10,284)
                          ---------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums               17,648     34,246      468    3,529   4,797,251   3,440,277
   Death benefits                 --    (10,258)      --  (14,513)    (10,814)    (52,908)
   Surrenders                (69,070)   (38,916)  (4,151)  (7,588)   (614,538)   (591,401)
   Administrative
      expenses                  (732)      (785)    (257)    (283)    (17,657)     (5,319)
   Transfers between
       subaccounts
      (including fixed
      account), net         (204,663)   211,966    1,236   (7,181) (5,069,305)  2,171,691
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (256,817)   196,253   (2,704) (26,036)   (915,063)  4,962,340
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (664,846)   199,200  (94,403)  (3,697) (4,970,910)  4,952,056
Net assets at beginning
   of year                 1,312,497  1,113,297  198,881  202,578  13,805,164   8,853,108
                          ---------------------------------------------------------------
Net assets at end of
   year                   $  647,651  1,312,497  104,478  198,881   8,834,254  13,805,164
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            11,222     13,962    2,570      985   1,681,796     723,946
   Units redeemed            (25,677)    (5,510)  (2,609)  (2,653) (1,815,289)   (245,545)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (14,455)     8,452      (39)  (1,668)   (133,493)    478,401
                          ===============================================================

                 See accompanying notes to financial statements

                                                    EVERGREEN
                                                    VARIABLE
                          EATON VANCE VARIABLE       ANNUITY          FEDERATED
                            TRUST (CONTINUED)         TRUST       INSURANCE SERIES
                          ---------------------  --------------  ------------------
                                                  EVERGREEN VA   FEDERATED AMERICAN
                           VT WORLDWIDE HEALTH    OMEGA FUND --  LEADERS FUND II --
                              SCIENCES FUND          CLASS 2       PRIMARY SHARES
                          ---------------------------------------------------------
                                YEAR ENDED         YEAR ENDED        YEAR ENDED
                               DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                          ---------------------------------------------------------
                             2008        2007     2008    2007     2008      2007
                          ---------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (26,247)   (34,049)   (647)   (519)    9,697     7,382
   Net realized gain
      (loss) on
      investments            (64,328)    40,811     118     102   (29,883)   (5,112)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (308,037)    73,879  (9,185)  4,398  (103,993)  (87,778)
   Capital gain
      distributions          236,310     17,816      --      --    47,444    50,173
                          ---------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from
         operations         (162,302)    98,457  (9,714)  3,981   (76,735)  (35,335)
                          ---------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               48,910    140,961  31,839      --       397       361
   Death benefits                 --     (6,969)     --      --        --        --
   Surrenders                (69,236)  (126,063)    (97)     --   (43,019) (224,584)
   Administrative
      expenses                (2,758)    (3,087)    (74)    (82)     (194)     (333)
   Transfers between
      subaccounts
      (including fixed
      account), net         (788,799)    (7,471)   (890)     87    (1,248)  (50,198)
                          ---------------------------------------------------------
      Increase
        (decrease) in
        net assets
        from capital
        transactions        (811,883)    (2,629) 30,778       5   (44,064) (274,754)
                          ---------------------------------------------------------
Increase (decrease) in
   net assets               (974,185)    95,828  21,064   3,986  (120,799) (310,089)
Net assets at beginning
   of year                 2,220,191  2,124,363  43,460  39,474   245,659   555,748
                          ---------------------------------------------------------
Net assets at end of year
                          $1,246,006  2,220,191  64,524  43,460   124,860   245,659
                          =========================================================
Changes in units (note
   5):
   Units purchased            22,925     30,159   4,751       8       162       199
   Units redeemed            (79,663)   (30,610)   (141)     (7)   (4,713)  (21,066)
                          ---------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (56,738)      (451)  4,610       1    (4,551)  (20,867)
                          =========================================================

                 See accompanying notes to financial statements

                                       FEDERATED INSURANCE SERIES (CONTINUED)
                          -------------------------------------------------------------
                                                FEDERATED HIGH
                           FEDERATED CAPITAL      INCOME BOND     FEDERATED HIGH INCOME
                                INCOME            FUND II --         BOND FUND II --
                                FUND II         PRIMARY SHARES        SERVICE SHARES
                          -------------------------------------------------------------
                              YEAR ENDED          YEAR ENDED            YEAR ENDED
                             DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
                          -------------------------------------------------------------
                            2008      2007      2008      2007       2008        2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  7,040    13,676    20,337    28,762     597,581    451,146
   Net realized gain
      (loss) on
      investments
                           (16,412)  (26,846)  (14,619)   (2,577)   (531,173)       110
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (27,739)   22,095   (51,883)  (17,391) (1,665,222)  (339,224)
   Capital gain
      distributions             --        --        --        --          --         --
                          -------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (37,111)    8,925   (46,165)    8,794  (1,598,814)   112,032
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                420       218        --       109      73,647    943,318
   Death benefits               --        --        --        --      (5,930)   (17,616)
   Surrenders              (18,851) (149,227)  (27,602) (250,534)   (516,599)  (497,408)
   Administrative
      expenses                (161)     (257)     (166)     (342)     (8,470)    (9,360)
   Transfers between
      subaccounts
      (including fixed
      account), net        (40,429)      689   (71,553)       90  (2,403,964)   657,284
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (59,021) (148,577)  (99,321) (250,677) (2,861,316) 1,076,218
                          -------------------------------------------------------------
Increase (decrease) in
   net assets              (96,132) (139,652) (145,486) (241,883) (4,460,130) 1,188,250
Net assets at beginning
   of year                 218,885   358,537   263,765   505,648   8,283,719  7,095,469
                          -------------------------------------------------------------
Net assets at end of year $122,753   218,885   118,279   263,765   3,823,589  8,283,719
                          =============================================================
Changes in units
   (note 5):
   Units purchased             353       597       371        27      73,233    153,908
   Units redeemed           (6,655)  (15,605)   (8,222)  (19,477)   (290,078)   (77,102)
                          -------------------------------------------------------------
   Net increase
      (decrease)
      in units from
      capital
      transactions with
      contract owners       (6,302)  (15,008)   (7,851)  (19,450)   (216,845)    76,806
                          =============================================================

                 See accompanying notes to financial statements

                            FEDERATED INSURANCE    FIDELITY(R) VARIABLE INSURANCE PRODUCTS
                             SERIES (CONTINUED)                      FUND
                          -----------------------  ---------------------------------------
                                                       VIP ASSET            VIP ASSET
                                                       MANAGER(SM)         MANAGER(SM)
                          FEDERATED KAUFMANN FUND    PORTFOLIO --     PORTFOLIO -- SERVICE
                           II -- SERVICE SHARES      INITIAL CLASS      SERVICE CLASS 2
                          ----------------------------------------------------------------
                                  YEAR ENDED           YEAR ENDED          YEAR ENDED
                                 DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007       2008      2007      2008      2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    55,453      3,970     17,071   14,919     69,818     43,661
   Net realized gain
      (loss) on
       investments            (29,397)   177,168     (2,553)   2,450    (53,230)    20,147
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,024,613)   361,688   (104,649)  12,213   (419,350)    44,163
   Capital gain
      distributions           258,870    135,417     10,437    7,974     44,982     33,070
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (1,739,687)   678,243    (79,694)  37,556   (357,780)   141,041
                          ----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               310,102    262,274         --       --         --     30,805
   Death benefits              (8,160)        --         --       --         --    (16,030)
   Surrenders                (245,143)  (261,854)   (45,782) (25,450)   (55,583)   (16,506)
   Administrative
      expenses                 (5,256)    (2,672)      (124)    (167)    (1,443)    (1,760)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,305,425     69,331    (52,111)  56,173    120,546   (191,626)
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       2,356,968     67,079    (98,017)  30,556     63,520   (195,117)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets                 617,281    745,322   (177,711)  68,112   (294,260)   (54,076)
Net assets at beginning
   of year                  4,211,357  3,466,035    347,079  278,967  1,091,637  1,145,713
                          ----------------------------------------------------------------
Net assets at end of year $ 4,828,638  4,211,357    169,368  347,079    797,377  1,091,637
                          ================================================================
Changes in units
   (note 5):
   Units purchased            524,036     44,239          2    5,387     37,039      5,957
   Units redeemed            (148,102)   (41,006)    (7,727)  (3,247)   (33,418)   (22,482)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         375,934      3,233     (7,725)   2,140      3,621    (16,525)
                          ================================================================

                 See accompanying notes to financial statements

                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------------------
                           VIP BALANCED PORTFOLIO --  VIP CONTRAFUND(R) PORTFOLIO --  VIP CONTRAFUND(R) PORTFOLIO --
                                SERVICE CLASS 2            INITIAL CLASS                      SERVICE CLASS 2
                          ------------------------------------------------------------------------------------------
                                   YEAR ENDED                   YEAR ENDED                       YEAR ENDED
                                  DECEMBER 31,                 DECEMBER 31,                     DECEMBER 31,
                          ------------------------------------------------------------------------------------------
                               2008         2007           2008            2007             2008            2007
                          ------------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $    97,973       80,958          (7,333)     90,007           (255,781)      1,389,254
   Net realized gain
      (loss) on
      investments             (362,026)      44,872        (140,631)    291,413         (8,056,868)        607,081
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (4,739,883)     (29,350)       (835,757)   (455,154)        (9,433,071)     (4,700,359)
   Capital gain
      distributions            189,335       18,797          53,552     494,352            828,458       7,155,115
                           ---------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (4,814,601)     115,277        (930,169)    420,618        (16,917,262)      4,451,091
                           ---------------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              3,115,008    6,616,138             420          --          6,644,075       7,247,959
   Death benefits              (16,652)          --          (4,285)    (18,709)           (13,957)       (191,776)
   Surrenders                 (399,707)    (149,088)       (385,385) (1,130,744)        (1,698,070)     (1,485,255)
   Administrative
      expenses                 (22,837)        (705)         (1,771)     (2,530)           (46,964)        (33,218)
   Transfers between
      subaccounts
      (including fixed
      account), net          4,245,605      362,223         (50,997)    (54,192)        (8,259,869)      1,238,234
                           ---------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        6,921,417    6,828,568        (442,018) (1,206,175)        (3,374,785)      6,775,944
                           ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                2,106,816    6,943,845      (1,372,187)   (785,557)       (20,292,047)     11,227,035
Net assets at beginning
   of year                   8,065,454    1,121,609       2,422,731   3,208,288         36,515,593      25,288,558
                           ---------------------------------------------------------------------------------------
Net assets at end of
   year                    $10,172,270    8,065,454       1,050,544   2,422,731         16,223,546      36,515,593
                           =======================================================================================
Changes in units
   (note 5):
   Units purchased           1,080,031      870,587           7,002       4,954          2,321,448       1,012,202
   Units redeemed             (360,428)    (243,996)        (35,429)    (69,725)        (2,764,704)       (503,142)
                           ----------------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          719,603      626,591         (28,427)    (64,771)          (443,256)        509,060
                           ========================================================================================

                 See accompanying notes to financial statements

                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -----------------------------------------------------------------------------------
                             VIP DYNAMIC CAPITAL
                          APPRECIATION PORTFOLIO --       VIP EQUITY-INCOME           VIP EQUITY-INCOME
                               SERVICE CLASS 2       PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2
                          -----------------------------------------------------------------------------------
                                  YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                          -----------------------------------------------------------------------------------
                                 2008      2007            2008       2007            2008        2007
                          -----------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)               $  (3,352)  15,140            9,204      8,466          (32,917)    127,023
   Net realized gain
      (loss) on
      investments               (12,215)     582          (26,859)   132,434       (4,489,060)    135,271
   Change in unrealized
      appreciation
      (depreciation) on
      investments              (147,035) (31,719)        (458,142)  (200,131)      (2,855,058) (1,503,396)
   Capital gain
      distributions               2,237   22,592              945     94,474           11,727   1,047,873
                              ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations       (160,365)   6,595         (474,852)    35,243       (7,365,308)   (193,229)
                              ---------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                   7,383   78,844              817        361        4,044,927   2,545,650
   Death benefits                    --       --               --    (66,229)         (29,258)    (39,436)
   Surrenders                   (17,131)  (2,648)         (98,375)  (670,417)        (700,190)   (609,621)
   Administrative
      expenses                     (370)    (344)            (542)      (873)         (17,246)     (6,998)
   Transfers between
      subaccounts
      (including fixed
      account), net              (3,308)  92,435          (37,458)    12,193       (4,315,692)  2,845,415
                              ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions           (13,426) 168,287         (135,558)  (724,965)      (1,017,459)  4,735,010
                              ---------------------------------------------------------------------------
Increase (decrease) in
   net assets                  (173,791) 174,882         (610,410)  (689,722)      (8,382,767)  4,541,781
Net assets at beginning
   of year                      390,432  215,550        1,198,653  1,888,375       13,459,326   8,917,545
                              ---------------------------------------------------------------------------
Net assets at end of year     $ 216,641  390,432          588,243  1,198,653        5,076,559  13,459,326
                              ===========================================================================
Changes in units
   (note 5):
   Units purchased                2,683   10,204            1,810      4,144        1,722,952     573,179
   Units redeemed                (3,193)    (251)         (12,216)   (49,623)      (2,095,114)   (172,077)
                              ---------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners              (510)   9,953          (10,406)   (45,479)        (372,162)    401,102
                              ===========================================================================

                 See accompanying notes to financial statements

                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------------
                             VIP GROWTH & INCOME         VIP GROWTH & INCOME         VIP GROWTH OPPORTUNITIES
                          PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2  PORTFOLIO -- INITIAL CLASS
                          ------------------------------------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                          ------------------------------------------------------------------------------------
                                  2008     2007              2008       2007              2008      2007
                          ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)               $   7,636    26,561            36,207     90,309            (2,322)   (5,725)
   Net realized gain
      (loss) on
      investments                (3,314)   79,811          (139,819)   106,515             1,269    27,196
   Change in unrealized
      appreciation
      (depreciation) on
      investments              (213,132)  (35,691)       (1,427,366)    98,077          (158,724)   62,191
   Capital gain
      distributions              40,103    11,590           237,879     46,764                --        --
                              ----------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations       (168,707)   82,271        (1,293,099)   341,665          (159,777)   83,662
                              ----------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                      --       150            59,847     53,422            11,706    10,488
   Death benefits               (40,403)  (15,563)               --         82                --        --
   Surrenders                  (145,442) (402,304)         (232,588)  (224,086)          (64,168) (178,600)
   Administrative
      expenses                     (378)     (721)           (1,360)    (1,763)             (170)     (387)
   Transfers between
      subaccounts
      (including fixed
      account), net              (7,362)  (25,643)         (769,676)   (48,784)              552    (1,685)
                              ----------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions          (193,585) (444,081)         (943,777)  (221,129)          (52,080) (170,184)
                              ----------------------------------------------------------------------------
   Increase (decrease) in
      net assets               (362,292) (361,810)       (2,236,876)   120,536          (211,857)  (86,522)
   Net assets at
      beginning of year         562,248   924,058         3,625,417  3,504,881           331,110   417,632
                              ----------------------------------------------------------------------------
   Net assets at end of
      year                    $ 199,956   562,248         1,388,541  3,625,417           119,253   331,110
                              ============================================================================
Changes in units
   (note 5):
   Units purchased                1,004     1,089            26,270     26,148             1,570     1,074
   Units redeemed               (16,640)  (34,588)         (117,132)   (44,011)           (7,225)  (17,082)
                              ----------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           (15,636)  (33,499)          (90,862)   (17,863)           (5,655)  (16,008)
                              ============================================================================

                 See accompanying notes to financial statements

                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                         ------------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --    VIP INVESTMENT GRADE BOND
                            INITIAL CLASS           SERVICE CLASS 2        PORTFOLIO -- SERVICE CLASS 2
                         ------------------------------------------------------------------------------
                                                                                           PERIOD FROM
                                YEAR ENDED                YEAR ENDED         YEAR ENDED     MAY 1 TO
                               DECEMBER 31,              DECEMBER 31,       DECEMBER 31,  DECEMBER 31,
                         ------------------------------------------------------------------------------
                               2008      2007           2008       2007         2008         2007
                         ------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $  (4,372)    (5,005)      (19,296)   (24,545)         72,393       (20,719)
   Net realized gain
      (loss) on
      investments             (4,714)    (1,175)       50,396     95,966        (408,372)        8,680
   Change in unrealized
      appreciation
      (depreciation)
      on investments        (380,843)   242,071    (1,230,919)   420,000         (79,069)       74,297
   Capital gain
      distributions               --         --            --         --              --            --
                           ---------------------------------------------------------------------------
      Increase
         (decrease) in
          net assets
          from
          operations        (389,929)   235,891    (1,199,819)   491,421        (415,048)       62,258
                           ---------------------------------------------------------------------------
From capital
   transactions
   (note 4):
   Net premiums                  420         --        72,940     22,659       3,773,778     1,918,152
   Death benefits            (40,807)    (2,788)      (14,398)        --          (9,493)           --
   Surrenders               (160,046)  (307,051)     (150,091)  (145,917)       (159,694)      (41,732)
   Administrative
      expenses                  (653)      (854)       (1,361)    (1,571)        (11,841)         (273)
   Transfers between
      subaccounts
      (including fixed
      account), net           (6,524)   (32,614)      247,889    (70,805)     (6,229,446)    1,558,891
                           ---------------------------------------------------------------------------
      Increase
         (decrease) in
          net assets
          from capital
          transactions      (207,610)  (343,307)      154,979   (195,634)     (2,636,696)    3,435,038
                           ---------------------------------------------------------------------------
Increase (decrease) in
   net assets               (597,539)  (107,416)   (1,044,840)   295,787      (3,051,744)    3,497,296
Net assets at beginning
   of year                   997,747  1,105,163     2,367,060  2,071,273       3,497,296            --
                           ---------------------------------------------------------------------------
Net assets at end of
   year                    $ 400,208    997,747     1,322,220  2,367,060         445,552     3,497,296
                           ===========================================================================
Changes in units
   (note 5):
   Units purchased             1,963      4,423        62,650     15,609       1,074,388       426,020
   Units redeemed            (18,775)   (32,685)      (46,560)   (33,991)     (1,375,192)      (78,726)
                           ---------------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (16,812)   (28,262)       16,090    (18,382)       (300,804)      347,294
                           ===========================================================================

                 See accompanying notes to financial statements

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------
                                                                                VIP
                                                       VIP OVERSEAS      VALUE STRATEGIES
                          VIP MID CAP PORTFOLIO --     PORTFOLIO --        PORTFOLIO --
                               SERVICE CLASS 2         INITIAL CLASS      SERVICE CLASS 2
                          ----------------------------------------------------------------
                                 YEAR ENDED             YEAR ENDED          YEAR ENDED
                                DECEMBER 31,           DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------------
                              2008         2007       2008      2007      2008      2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    499,617    (162,993)   14,198    13,591    48,646    20,021
   Net realized gain
      (loss) on
      investments           (2,414,894)    383,360     2,965    81,525   (25,321)      447
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (7,017,321)    432,057  (279,015)  (41,649) (257,888)  (28,076)
   Capital gain
      distributions          1,893,889   1,506,767    50,316    54,485    20,957    10,261
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (7,038,709)  2,159,191  (211,536)  107,952  (213,606)    2,653
                          ----------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums              1,974,369   1,709,732        --        --        --   137,853
   Death benefits              (35,398)   (193,592)   (3,723)  (17,929)    1,726        --
   Surrenders               (1,139,828) (1,260,731) (174,186) (249,768)  (45,386)  (23,078)
   Administrative
      expenses                 (20,352)    (20,032)     (283)     (413)     (409)     (315)
   Transfers between
      subaccounts
      (including fixed
      account), net         (5,380,448)    668,625   (55,638)   (2,446)    5,026    39,044
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (4,601,657)    904,002  (233,830) (270,556)  (39,043)  153,504
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets              (11,640,366)  3,063,193  (445,366) (162,604) (252,649)  156,157
Net assets at beginning
   of year                  18,948,039  15,884,846   649,574   812,178   454,441   298,284
                          ----------------------------------------------------------------
Net assets at end of year $  7,307,673  18,948,039   204,208   649,574   201,792   454,441
                          ================================================================
Changes in units
   (note 5):
   Units purchased             589,906     262,972       934     1,972     4,653    12,575
   Units redeemed             (948,779)   (158,711)  (18,058)  (19,634)   (7,166)   (1,815)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (358,873)    104,261   (17,124)  (17,662)   (2,513)   10,760
                          ================================================================

                 See accompanying notes to financial statements

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ---------------------------------------------------------------------------
                                                           FRANKLIN                 FRANKLIN
                                   FRANKLIN            LARGE CAP GROWTH      TEMPLETON VIP FOUNDING
                              INCOME SECURITIES       SECURITIES FUND --    FUNDS ALLOCATION FUND --
                            FUND -- CLASS 2 SHARES      CLASS 2 SHARES           CLASS 2 SHARES
                          ---------------------------------------------------------------------------
                                                                                          PERIOD FROM
                                  YEAR ENDED              YEAR ENDED        YEAR ENDED   AUGUST 27 TO
                                 DECEMBER 31,            DECEMBER 31,      DECEMBER 31,  DECEMBER 31,
                          ---------------------------------------------------------------------------
                              2008          2007       2008       2007         2008          2007
                          ---------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  4,171,194    1,014,640    12,108     (8,933)      155,118      (24,857)
   Net realized gain
      (loss) on
      investments           (5,537,574)   1,525,594   (49,084)    72,376      (732,224)      (4,557)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (37,266,044)  (3,121,035) (222,703)   (14,804)   (6,455,590)     (91,283)
   Capital gain
      distributions          1,506,245      283,223    23,631     11,119       407,007           --
                          ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (37,126,179)    (297,578) (236,048)    59,758    (6,625,689)    (120,697)
                          ---------------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             31,105,688   63,258,281     6,231    472,208    12,332,129    7,811,972
   Death benefits              (22,089)          --        --    (21,380)           --           --
   Surrenders               (4,107,316)  (2,436,148)  (21,910)   (66,232)     (468,297)     (47,912)
   Administrative
      expenses                (167,517)     (23,848)     (448)      (500)      (52,985)          --
   Transfers between
      subaccounts
      (including fixed
      account), net            930,464    2,549,782   (30,532)  (819,217)    1,138,927      326,859
                          ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       27,739,230   63,348,067   (46,659)  (435,121)   12,949,774    8,090,919
                          ---------------------------------------------------------------------------
Increase (decrease) in
   net assets               (9,386,949)  63,050,489  (282,707)  (375,363)    6,324,085    7,970,222
Net assets at beginning
   of year                  97,168,523   34,118,034   661,614  1,036,977     7,970,222           --
                          ---------------------------------------------------------------------------
Net assets at end of year $ 87,781,574   97,168,523   378,907    661,614    14,294,307    7,970,222
                          ===========================================================================
Changes in units
   (note 5):
   Units purchased           7,622,844    9,359,022    85,584    182,143     2,188,604      872,291
   Units redeemed           (4,598,615)  (3,801,927)  (90,396)  (218,219)     (697,464)     (66,329)
                          ---------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        3,024,229    5,557,095    (4,812)   (36,076)    1,491,140      805,962
                          ============   ==========  ========  =========    ==========    =========

                 See accompanying notes to financial statements

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ----------------------------------------------------------------
                                                      TEMPLETON
                                                       FOREIGN
                               MUTUAL SHARES         SECURITIES        TEMPLETON FOREIGN
                            SECURITIES FUND --         FUND --        SECURITIES FUND --
                              CLASS 2 SHARES       CLASS 1 SHARES       CLASS 2 SHARES
                          ----------------------------------------------------------------
                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007      2008     2007      2008        2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   124,598     31,557    1,569    1,168      79,919     18,999
   Net realized gain
      (loss) on
      investments            (762,069)     9,398     (377)  12,374  (1,029,578)   163,048
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,852,573)  (249,506) (35,433)  (1,697) (2,061,975)   202,866
   Capital gain
      distributions           170,199    159,805    5,977    5,064     440,895    187,410
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (2,319,845)   (48,746) (28,264)  16,909  (2,570,739)   572,323
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             1,148,005  3,321,108       --       --     580,065  1,804,527
   Death benefits              (2,228)        --       --   (7,717)     (5,835)   (10,390)
   Surrenders                (212,063)  (143,453)  (2,473) (47,987)   (173,688)  (127,175)
   Administrative
      expenses                (11,568)    (1,921)     (94)    (146)     (2,440)    (1,612)
   Transfers between
      subaccounts
      (including fixed
      account), net         5,294,960   (650,878) (18,973)  (2,180)   (494,974)   326,987
                          ---------------------------------------------------------------
      Increase (decrease)
         in  net assets
         from capital
         transactions       6,217,106  2,524,856  (21,540) (58,030)    (96,872) 1,992,337
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               3,897,261  2,476,110  (49,804) (41,121) (2,667,611) 2,564,660
Net assets at beginning
   of year                  5,630,891  3,154,781   86,372  127,493   5,688,312  3,123,652
                          ---------------------------------------------------------------
Net assets at end of year $ 9,528,152  5,630,891   36,568   86,372   3,020,701  5,688,312
                          ===============================================================
Changes in units
   (note 5):
   Units purchased          1,684,244    517,882      235        7   1,124,224    514,501
   Units redeemed            (758,546)  (369,641)  (1,828)  (3,884) (1,151,346)  (363,520)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         925,698    148,241   (1,593)  (3,877)    (27,122)   150,981
                          ===============================================================

                 See accompanying notes to financial statements

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                   (CONTINUED)
                          ------------------------------------------------------------
                            TEMPLETON GLOBAL    TEMPLETON GLOBAL
                            ASSET ALLOCATION   INCOME SECURITIES    TEMPLETON GROWTH
                                FUND --             FUND --        SECURITIES FUND --
                             CLASS 2 SHARES      CLASS 1 SHARES      CLASS 2 SHARES
                          ------------------------------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED
                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007      2008     2007       2008       2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  66,304   117,770    1,439     3,061      6,935       (840)
   Net realized gain
      (loss) on
      investments           (99,050)  (12,244)   6,664    12,990   (152,878)     7,413
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (247,083) (206,210)  (4,911)   (2,605)  (914,561)   (67,482)
   Capital gain
      distributions          82,070   155,241       --        --    124,676     46,158
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (197,759)   54,557    3,192    13,446   (935,828)   (14,751)
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              16,380    87,101       --        --    150,672  1,245,690
   Death benefits                --        --       --    (6,326)        --         --
   Surrenders               (49,689)  (19,260) (39,537)  (96,560)   (51,863)   (24,940)
   Administrative
      expenses                 (579)     (532)     (51)     (133)    (2,622)      (403)
   Transfers between
      subaccounts
      (including fixed
      account), net         (83,597)  117,671   (4,053)      511    988,660    419,050
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (117,485)  184,980  (43,641) (102,508) 1,084,847  1,639,397
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (315,244)  239,537  (40,449)  (89,062)   149,019  1,624,646

Net assets at beginning
   of year                  792,406   552,869   86,795   175,857  2,066,413    441,767
                          ------------------------------------------------------------
Net assets at end of year $ 477,162   792,406   46,346    86,795  2,215,432  2,066,413
                          ============================================================
Changes in units
   (note 5):
   Units purchased            2,395    14,562      497     1,095    306,626    166,304
   Units redeemed            (9,798)   (4,734)  (4,090)  (10,038)  (131,525)   (20,609)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (7,403)    9,828   (3,593)   (8,943)   175,101    145,695
                          ============================================================

                 See accompanying notes to financial statements

                                              GE INVESTMENTS FUNDS, INC.
                          -----------------------------------------------------------------
                            CORE VALUE EQUITY                               INTERNATIONAL
                             FUND -- CLASS 1          INCOME FUND --       EQUITY FUND --
                                 SHARES              CLASS 1 SHARES        CLASS 1 SHARES
                          -----------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED           YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                          -----------------------------------------------------------------
                             2008       2007        2008        2007       2008      2007
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (5,302)     6,759     109,461     157,253     6,267       724
   Net realized gain
      (loss) on
      investments            (29,027)    55,803    (139,911)    (86,168)    8,340    48,320
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (653,872)  (141,922)   (189,282)     63,167  (195,712)  (33,821)
   Capital gain
      distributions           38,477    253,093          --          --    90,510    29,408
                          -----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations         (649,724)   173,733    (219,732)    134,252   (90,595)   44,631
                          -----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               70,549      7,486     383,650   1,854,331        --        --
   Death benefits            (11,666)        --          --      (9,088)       --        --
   Surrenders               (147,760)  (172,178)   (366,218)   (657,257)   (9,924) (100,677)
   Administrative
      expenses                  (897)    (1,176)     (3,071)     (2,749)     (130)     (216)
   Transfers between
      subaccounts
      (including fixed
      account), net         (154,444)   (41,855)   (840,062) (3,968,611)  (18,312)   79,437
                          -----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (244,218)  (207,723)   (825,701) (2,783,374)  (28,366)  (21,456)
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets               (893,942)   (33,990) (1,045,433) (2,649,122) (118,961)   23,175
Net assets at beginning
   of year                 2,132,630  2,166,620   3,773,633   6,422,755   220,117   196,942
                          -----------------------------------------------------------------
Net assets at end of
   year                   $1,238,688  2,132,630   2,728,200   3,773,633   101,156   220,117
                          =================================================================
Changes in units
   (note 5):
   Units purchased            15,166      4,514     125,048     489,227     4,301     7,907
   Units redeemed            (32,582)   (21,038)   (193,152)   (743,965)   (6,147)   (9,029)
                          -----------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (17,416)   (16,524)    (68,104)   (254,738)   (1,846)   (1,122)
                          =================================================================

                 See accompanying notes to financial statements

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------
                                                                               PREMIER GROWTH
                          MID-CAP EQUITY FUND --                               EQUITY FUND --
                             CLASS 1 SHARES           MONEY MARKET FUND        CLASS 1 SHARES
                          ----------------------------------------------------------------------
                                YEAR ENDED                YEAR ENDED             YEAR ENDED
                               DECEMBER 31,              DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------------
                              2008        2007        2008         2007        2008      2007
                          ----------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (86,276)    45,408       73,180      346,004    (16,001)   (23,837)
   Net realized gain
      (loss) on
      investments          (1,833,247)   171,153           --           --     (5,676)   128,554
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (1,037,861)  (521,555)          --           (1)  (597,710)  (168,306)
   Capital gain
      distributions            43,524    940,552           --           --     53,775    151,411
                          ----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from operations   (2,913,860)   635,558       73,180      346,003   (565,612)    87,822
                          ----------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             1,643,137  1,036,881   15,947,575    4,348,869      8,001     21,443
   Death benefits             (15,496)   (97,807) (11,177,042)  (3,681,425)        --        104
   Surrenders                (736,272)  (866,374)  (4,366,542)  (2,906,533)  (208,498)  (814,208)
   Administrative
      expenses                 (8,205)    (3,667)     (38,593)      (8,110)    (1,111)    (1,887)
   Transfers between
      subaccounts
      (including fixed
      account), net        (2,618,716)   733,729   18,775,427    3,897,338   (188,439)    13,616
                          ----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      (1,735,552)   802,762   19,140,825    1,650,139   (390,047)  (780,932)
                          ----------------------------------------------------------------------
Increase (decrease) in
   net assets              (4,649,412) 1,438,320   19,214,005    1,996,142   (955,659)  (693,110)
Net assets at
   beginning of year        6,953,144  5,514,824   11,294,521    9,298,379  1,818,859  2,511,969
                          ----------------------------------------------------------------------
Net assets at end of
   year                   $ 2,303,732  6,953,144   30,508,526   11,294,521    863,200  1,818,859
                          ======================================================================
Changes in units (note
   5):
   Units purchased            568,853    215,992   24,643,972   12,202,030      5,072      6,383
   Units redeemed            (800,276)  (116,872) (16,345,548) (10,725,168)   (45,447)   (83,342)
                          ----------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (231,423)    99,120    8,298,424    1,476,862    (40,375)   (76,959)
                          ======================================================================

                 See accompanying notes to financial statements

                                           GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -----------------------------------------------------------------------
                                                                               SMALL-CAP EQUITY
                           REAL ESTATE SECURITIES                              FUND -- CLASS 1
                           FUND -- CLASS 1 SHARES   S&P 500(R) INDEX FUND           SHARES
                          -----------------------------------------------------------------------
                                 YEAR ENDED               YEAR ENDED              YEAR ENDED
                                DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                          -----------------------------------------------------------------------
                              2008        2007        2008          2007       2008        2007
                          -----------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   185,533     217,903      (18,115)     98,270     (48,874)    96,190
   Net realized gain
      (loss) on
      investments            (916,960)     70,706   (1,690,822)  1,315,249    (436,886)   106,985
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments            (281,617) (2,270,839) (11,880,130)   (623,997) (1,293,023)  (991,025)
   Capital gain
      distributions                --   1,244,824       79,826     612,462      18,557    853,728
                          -----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (1,013,044)   (737,406) (13,509,241)  1,401,984  (1,760,226)    65,878
                          -----------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums               393,347     217,808    3,038,354   3,754,379      80,790     60,037
   Death benefits               1,708      (9,518)    (107,692)   (201,832)    (19,770)   (43,263)
   Surrenders                (323,281)   (322,922)  (4,023,154) (4,336,034)   (520,044)  (401,436)
   Administrative
      expenses                 (3,941)     (2,590)     (42,852)    (46,560)     (3,086)    (3,791)
   Transfers between
      subaccounts
      (including fixed
      account), net           736,204    (207,798) (12,854,496)    984,795  (1,307,213)   (33,665)
                          -----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions         804,037    (325,020) (13,989,840)    154,748  (1,769,323)  (422,118)
                          -----------------------------------------------------------------------
Increase (decrease) in
   net assets                (209,007) (1,062,426) (27,499,081)  1,556,732  (3,529,549)  (356,240)
Net assets at
   beginning of year        3,739,213   4,801,639   42,063,293  40,506,561   5,980,662  6,336,902
                          -----------------------------------------------------------------------
Net assets at end of
   year                   $ 3,530,206   3,739,213   14,564,212  42,063,293   2,451,113  5,980,662
                          =======================================================================
Changes in units (note
   5):
   Units purchased            395,940      27,343    1,129,378     624,077      48,489     17,574
   Units redeemed            (161,098)    (39,969)  (2,689,064)   (591,460)   (180,027)   (44,482)
                          -----------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners         234,842     (12,626)  (1,559,686)     32,617    (131,538)   (26,908)
                          =======================================================================

                 See accompanying notes to financial statements

                                            GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -------------------------------------------------------------------------
                             TOTAL RETURN FUND --     TOTAL RETURN FUND --      U.S. EQUITY FUND --
                               CLASS 1 SHARES          CLASS 3 SHARES              CLASS 1 SHARES
                          -------------------------------------------------------------------------
                                 YEAR ENDED                YEAR ENDED               YEAR ENDED
                                 DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                          -------------------------------------------------------------------------
                              2008         2007         2008         2007        2008       2007
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $     51,200     278,241      199,052    1,026,106      3,343     (16,337)
   Net realized gain
      (loss) on
      investments               82,645     659,288   (4,885,844)   1,748,043    (21,665)    276,401
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (9,267,396)    979,008  (36,489,379)  (1,372,203)  (564,512)   (324,894)
   Capital gain
      distributions            100,817   1,178,135      531,138    3,458,966     10,654     223,089
                          -------------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations         (9,032,734)  3,094,672  (40,645,033)   4,860,912   (572,180)    158,259
                          -------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                780,025   1,478,960   46,679,609   73,109,300    175,720      13,409
   Death benefits                   --     (43,786)    (140,302)          --     (4,382)        115
   Surrenders               (2,088,577) (2,018,535)  (4,039,409)  (1,918,248)  (205,583) (1,262,276)
   Administrative
      expenses                 (34,244)    (41,873)    (212,689)      (9,920)      (802)     (1,756)
   Transfers between
      subaccounts
      (including fixed
      account), net         (5,126,559)    975,168   (4,770,138)  (1,128,744)  (170,773)        (55)
                          -------------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (6,469,355)    349,934   37,517,071   70,052,388   (205,820) (1,250,563)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets              (15,502,089)  3,444,606   (3,127,962)  74,913,300   (778,000) (1,092,304)
Net assets at beginning
   of year                  34,267,299  30,822,693  101,760,902   26,847,602  1,767,620   2,859,924
                          -------------------------------------------------------------------------
Net assets at end of year $ 18,765,210  34,267,299   98,632,940  101,760,902    989,620   1,767,620
                          =========================================================================
Changes in units (note
   5):
   Units purchased             306,827     305,177    8,697,812   10,284,437     32,573      11,072
   Units redeemed             (791,449)   (276,487)  (4,657,072)  (3,914,342)   (45,003)   (105,181)
                          -------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (484,622)     28,690    4,040,740    6,370,095    (12,430)    (94,109)
                          =========================================================================

                 See accompanying notes to financial statements

                                              GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------------------------------------------
                                                                             GENWORTH
                          GENWORTH   GENWORTH                   GENWORTH    LEGG MASON   GENWORTH
                           CALAMOS   COLUMBIA     GENWORTH    EATON VANCE    PARTNERS      PIMCO
                           GROWTH     MID CAP     DAVIS NY     LARGE CAP    AGGRESSIVE   STOCKPLUS
                            FUND    VALUE FUND  VENTURE FUND   VALUE FUND  GROWTH FUND     FUND
                          ------------------------------------------------------------------------
                                        PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                          ------------------------------------------------------------------------
                            2008       2008         2008          2008         2008        2008
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $  (10)      5,185         166          8,148      (21,351)     329,600
   Net realized gain
      (loss) on
      investments               4     (13,586)        (51)        12,515       37,470        9,309
   Change in unrealized
      appreciation
      (depreciation) on
      investments             372     (16,950)      1,708        287,947      552,814     (477,017)
   Capital gain
      distributions            --          --          --             --           --      483,994
                           -----------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations      366     (25,351)      1,823        308,610      568,933      345,886
                           -----------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             8,000     241,263     244,797        867,753      781,823    1,085,534
   Death benefits              --          --          --             --           --           --
   Surrenders                  --     (12,826)         --        (35,115)     (41,818)     (56,143)
   Administrative
      expenses                 --      (2,401)         --         (6,987)      (8,320)     (11,259)
   Transfers between
      subaccounts
      (including fixed
      account), net           329   2,318,079       4,696      5,724,714    6,708,600    9,394,973
                           -----------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       8,329   2,544,115     249,493      6,550,365    7,440,285   10,413,105
                           -----------------------------------------------------------------------
Increase (decrease) in
   net assets               8,695   2,518,764     251,316      6,858,975    8,009,218   10,758,991
Net assets at beginning
   of year                     --          --          --             --           --           --
                           -----------------------------------------------------------------------
Net assets at end of year  $8,695   2,518,764     251,316      6,858,975    8,009,218   10,758,991
                           =======================================================================
Changes in units
   (note 5):
   Units purchased          1,369     448,695      35,857      1,071,659    1,301,698    1,761,727
   Units redeemed             (17)    (65,205)        (41)      (167,514)    (228,071)    (274,048)
                           -----------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       1,352     383,490      35,816        904,145    1,073,627    1,487,679
                           =======================================================================

                 See accompanying notes to financial statements

                               GENWORTH VARIABLE INSURANCE TRUST
                                          (CONTINUED)                   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          -------------------------------------------  ----------------------------------------
                             GENWORTH                      GENWORTH
                              PUTNAM                    WESTERN ASSET
                          INTERNATIONAL     GENWORTH      MANAGEMENT
                             CAPITAL       THORNBURG      CORE PLUS         GOLDMAN               GOLDMAN
                          OPPORTUNITIES  INTERNATIONAL   FIXED INCOME   SACHS GROWTH AND       SACHS MID CAP
                               FUND        VALUE FUND        FUND         INCOME FUND           VALUE FUND
                          -------------------------------------------------------------------------------------
                                          PERIOD FROM                      YEAR ENDED           YEAR ENDED
                                SEPTEMBER 8 TO DECEMBER 31, 2008          DECEMBER 31,         DECEMBER 31,
                          -------------------------------------------------------------------------------------
                               2008           2008           2008        2008      2007       2008       2007
                          -------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $   (9,075)           464         22,452         434     3,875     (7,595)    32,358
   Net realized gain
      (loss) on
      investments               8,775         15,333         27,384       2,408    40,401    (97,476)   265,109
   Change in unrealized
      appreciation
      (depreciation) on
      investments             232,097        174,028        339,100     (52,118)  (53,554)  (412,203)  (417,994)
   Capital gain
      distributions                --             --             --          11    14,596      1,917    201,715
                           ------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations      231,797        189,825        388,936     (49,265)    5,318   (515,357)    81,188
                           ------------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               289,910        260,756        720,434          --        --      6,805     10,790
   Death benefits                  --             --             --          --        --         --     (9,843)
   Surrenders                 (15,239)       (17,063)       (43,789)    (63,914) (150,249)  (342,476)  (833,961)
   Administrative
      expenses                 (3,069)        (2,503)        (6,377)        (74)     (247)      (831)    (1,031)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,397,601      2,103,353      5,525,914      (2,442)    5,619    (98,351)   (40,791)
                           ------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       2,669,203      2,344,543      6,196,182     (66,430) (144,877)  (434,853)  (874,836)
                           ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets               2,901,000      2,534,368      6,585,118    (115,695) (139,559)  (950,210)  (793,648)
Net assets at beginning
   of year                         --             --             --     196,803   336,362  1,694,024  2,487,672
                           ------------------------------------------------------------------------------------
Net assets at end of year  $2,901,000      2,534,368      6,585,118      81,108   196,803    743,814  1,694,024
                           ====================================================================================
Changes in units
   (note 5):
   Units purchased            511,615        409,666        773,978         224     1,399     40,656     13,721
   Units redeemed             (89,385)       (77,917)      (151,161)     (5,712)  (12,177)   (61,516)   (43,766)
                           ------------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         422,230        331,749        622,817      (5,488)  (10,778)   (20,860)   (30,045)
                           ====================================================================================

                 See accompanying notes to financial statements

                                            J.P. MORGAN SERIES TRUST II
                          ---------------------------------------------------------------
                                                      JPMORGAN
                                 JPMORGAN          INTERNATIONAL       JPMORGAN MID CAP
                              BOND PORTFOLIO      EQUITY PORTFOLIO     VALUE PORTFOLIO
                          ---------------------------------------------------------------
                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008      2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  122,034    105,421     1,570   (3,162)     (3,064)    27,313
   Net realized gain
      (loss) on
      investments           (166,114)    (6,291)  (95,345)  13,596    (134,610)   132,280
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (250,262)  (105,235) (167,209)  20,753  (1,144,667)  (236,979)
   Capital gain
      distributions               --         --    71,008       --     202,268    106,007
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (294,342)    (6,105) (189,976)  31,187  (1,080,073)    28,621
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                6,403     45,556        --       --       7,924     39,301
   Death benefits                 --    (19,279)       --       --     (35,111)   (49,234)
   Surrenders               (165,369)   (66,893)  (26,298)    (573)   (192,835)  (191,513)
   Administrative
      expenses                (1,425)    (1,973)      (57)     (58)     (2,017)    (2,537)
   Transfers between
      subaccounts
      (including fixed
      account), net         (218,808)    50,238  (163,055) 122,900    (621,333)    60,294
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (379,199)     7,649  (189,410) 122,269    (843,372)  (143,689)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (673,541)     1,544  (379,386) 153,456  (1,923,445)  (115,068)
Net assets at beginning
   of year                 1,971,669  1,970,125   518,770  365,314   3,485,088  3,600,156
                          ---------------------------------------------------------------
Net assets at end of year $1,298,128  1,971,669   139,384  518,770   1,561,643  3,485,088
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            66,297     24,437     3,118   10,096      15,388     21,288
   Units redeemed           (102,762)   (23,803)  (16,260)  (4,129)    (73,017)   (28,792)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (36,465)       634   (13,142)   5,967     (57,629)    (7,504)
                          ===============================================================

                 See accompanying notes to financial statements

                               J.P. MORGAN SERIES TRUST II
                                       (CONTINUED)               JANUS ASPEN SERIES
                          ------------------------------------  --------------------
                                                  JPMORGAN
                                                 U.S. LARGE           BALANCED
                            JPMORGAN SMALL        CAP CORE          PORTFOLIO --
                           COMPANY PORTFOLIO  EQUITY PORTFOLIO  INSTITUTIONAL SHARES
                          ----------------------------------------------------------
                              YEAR ENDED         YEAR ENDED          YEAR ENDED
                             DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------
                             2008      2007     2008     2007      2008       2007
                          ----------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   2,282   (4,976)    (402)  (1,074)    25,020     29,828
   Net realized gain
      (loss) on
      investments            (4,420)  13,314    2,642    2,767     41,196    145,956
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (140,302) (54,767) (59,598)  (1,565)  (591,686)    69,909
   Capital gain
      distributions          26,113   19,047       --       --    145,115         --
                          ----------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (116,327) (27,382) (57,358)     128   (380,355)   245,693
                          ----------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               1,300       --       --       --     11,309     10,563
   Death benefits                --  (10,106)      --       --    (24,156)    (2,955)
   Surrenders               (23,059) (27,002) (39,472)  (2,192)  (318,715)  (840,557)
   Administrative
      expenses                 (260)    (345)     (78)    (107)    (1,668)    (2,140)
   Transfers between
      subaccounts
      (including fixed
      account), net         (31,477) (14,736)     893   (4,824)  (142,182)   (59,849)
                          ----------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (53,496) (52,189) (38,657)  (7,123)  (475,412)  (894,938)
                          ----------------------------------------------------------
Increase (decrease) in
   net assets              (169,823) (79,571) (96,015)  (6,995)  (855,767)  (649,245)
Net assets at beginning
   of year                  402,316  481,887  190,440  197,435  2,518,434  3,167,679
                          ----------------------------------------------------------
Net assets at end of year $ 232,493  402,316   94,425  190,440  1,662,667  2,518,434
                          ==========================================================
Changes in units
   (note 5):
   Units purchased            1,317    1,250      221      251      5,012      2,697
   Units redeemed            (4,511)  (3,855)  (3,177)    (713)   (33,915)   (55,128)
                          ----------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (3,194)  (2,605)  (2,956)    (462)   (28,903)   (52,431)
                          ==========================================================

                 See accompanying notes to financial statements

                                             JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------
                                                    FLEXIBLE BOND
                           BALANCED PORTFOLIO --    PORTFOLIO --          FORTY PORTFOLIO --
                              SERVICE SHARES      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
                          --------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          --------------------------------------------------------------------
                              2008        2007        2008     2007        2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    69,685     57,400      4,688    8,701       (27,172)    (31,862)
   Net realized gain
      (loss) on
      investments            (133,209)   177,915     (2,030)  (5,646)      153,294     200,349
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,604,761)   335,621      5,470   10,465    (1,196,342)    704,879
   Capital gain
      distributions           676,150         --         --       --            --          --
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,992,135)   570,936      8,128   13,520    (1,070,220)    873,366
                          --------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             2,692,865  2,554,852         --       --         1,419         859
   Death benefits              (3,761)        85         --       --        (1,321)     (3,600)
   Surrenders                (872,579)  (464,583)   (67,613) (95,366)     (590,064)   (968,242)
   Administrative
      expenses                (13,939)    (3,382)       (65)    (114)       (1,474)     (1,697)
   Transfers between
      subaccounts
      (including fixed
      account), net          (195,529)    15,884     (8,035)   1,114       (57,338)    (39,188)
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       1,607,057  2,102,856    (75,713) (94,366)     (648,778) (1,011,868)
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets                (385,078) 2,673,792    (67,585) (80,846)   (1,718,998)   (138,502)
Net assets at beginning
   of year                  9,275,885  6,602,093    223,987  304,833     2,908,109   3,046,611
                          --------------------------------------------------------------------
Net assets at end of year $ 8,890,807  9,275,885    156,402  223,987     1,189,111   2,908,109
                          ====================================================================
Changes in units
   (note 5):
   Units purchased            530,096    298,521        768      228         1,019       1,744
   Units redeemed            (354,910)  (103,050)    (5,871)  (6,932)      (35,103)    (56,690)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         175,186    195,471     (5,103)  (6,704)      (34,084)    (54,946)
                          ====================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------
                                                       GLOBAL LIFE       GLOBAL TECHNOLOGY
                            FORTY PORTFOLIO --    SCIENCES PORTFOLIO --     PORTFOLIO --
                              SERVICE SHARES         SERVICE SHARES        SERVICE SHARES
                          ----------------------------------------------------------------
                                 YEAR ENDED             YEAR ENDED             YEAR ENDED
                                DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007        2008     2007         2008     2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (144,148)   (58,438)    (1,682)  (2,277)        (431)    (750)
   Net realized gain
      (loss) on
      investments            (212,406)   326,243      7,610   28,273        9,983    6,706
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (4,382,310)   837,861    (40,443)   1,673      (21,938)   4,223
   Capital gain
      distributions                --         --         --       --           --       --
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (4,738,864) 1,105,666    (34,515)  27,669      (12,386)  10,179
                          ----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             5,679,808  3,718,556         --       --            5       --
   Death benefits             (11,287)        --     (8,244)      --      (12,525)      --
   Surrenders                (303,832)  (141,238)    (9,246) (65,619)      (2,367)  (9,988)
   Administrative
      expenses                (23,647)    (1,161)       (26)     (23)         (26)     (31)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,694,850   (665,923)    (2,170)  (1,408)     (14,293) (14,624)
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       8,035,892  2,910,234    (19,686) (67,050)     (29,206) (24,643)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets               3,297,028  4,015,900    (54,201) (39,381)     (41,592) (14,464)
Net assets at beginning
   of year                  5,859,851  1,843,951    126,200  165,581       53,012   67,476
                          ----------------------------------------------------------------
Net assets at end of year $ 9,156,879  5,859,851     71,999  126,200       11,420   53,012
                          ================================================================
Changes in units
   (note 5):
   Units purchased          1,839,817    497,654        211      206          275        6
   Units redeemed            (913,027)  (265,508)    (1,817)  (5,478)      (3,018)  (2,557)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         926,790    232,146     (1,606)  (5,272)      (2,743)  (2,551)
                          ================================================================

                 See accompanying notes to financial statements

                                            JANUS ASPEN SERIES (CONTINUED)
                          ------------------------------------------------------------------
                              INTERNATIONAL           INTERNATIONAL           LARGE CAP
                            GROWTH PORTFOLIO --    GROWTH PORTFOLIO --   GROWTH PORTFOLIO --
                           INSTITUTIONAL SHARES      SERVICE SHARES     INSTITUTIONAL SHARES
                          ------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED            YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                          ------------------------------------------------------------------
                              2008        2007       2008       2007       2008       2007
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    13,979    (14,177)    12,338    (14,702)    (6,480)   (11,355)
   Net realized gain
      (loss) on
      investments              98,544    322,952     33,339     75,038    (89,889)   (63,367)
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (985,879)    94,769   (930,899)   243,831   (359,887)   278,860
   Capital gain
      distributions           153,774         --    157,370         --         --         --
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (719,582)   403,544   (727,852)   304,167   (456,256)   204,138
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                    --      4,000         --         --        397        361
   Death benefits              (8,504)        --    (12,081)   (13,692)   (37,689)    (2,130)
   Surrenders                (221,032)  (699,044)   (28,985)   (31,991)  (157,367)  (672,421)
   Administrative
      expenses                   (832)    (1,143)      (450)      (489)      (671)      (911)
   Transfers between
      subaccounts
      (including fixed
      account), net           (82,354)    98,821    (56,688)   (62,187)    (5,835)   (10,332)
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (312,722)  (597,366)   (98,204)  (108,359)  (201,165)  (685,433)
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (1,032,304)  (193,822)  (826,056)   195,808   (657,421)  (481,295)
Net assets at beginning
   of year                  1,629,561  1,823,383  1,409,547  1,213,739  1,225,033  1,706,328
                          ------------------------------------------------------------------
Net assets at end of year $   597,257  1,629,561    583,491  1,409,547    567,612  1,225,033
                          ==================================================================
Changes in units
   (note 5):
   Units purchased              4,747      7,327        516         30      3,262      1,068
   Units redeemed             (17,441)   (30,910)    (6,984)    (4,821)   (25,184)   (58,812)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (12,694)   (23,583)    (6,468)    (4,791)   (21,922)   (57,744)
                          ==================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------
                               LARGE CAP              MID CAP               MID CAP
                          GROWTH PORTFOLIO --   GROWTH PORTFOLIO --   GROWTH PORTFOLIO --
                             SERVICE SHARES     INSTITUTIONAL SHARES     SERVICE SHARES
                          ---------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED            YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                          ---------------------------------------------------------------
                             2008      2007       2008        2007       2008      2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (1,716)   (3,275)    (17,832)   (28,144)    (3,039)   (4,749)
   Net realized gain
      (loss) on
      investments            26,405    40,474    (161,780)  (193,277)    22,435    71,147
   Change in unrealized
      appreciation
      (depreciation)
      on investments       (114,849)    5,709    (683,529)   647,720   (135,636)   (5,582)
   Capital gain
      distributions              --        --      84,885     11,980     12,146     1,539
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (90,160)   42,908    (778,256)   438,279   (104,094)   62,355
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  --     4,632      12,126     10,697        168     1,026
   Death benefits                --        --      (9,376)   (31,397)   (16,924)       --
   Surrenders               (48,840) (112,837)   (312,353)  (845,741)   (20,816) (112,828)
   Administrative
      expenses                  (32)      (24)     (1,613)    (2,102)       (24)      (37)
   Transfers between
      subaccounts
      (including fixed
      account), net         (62,481)   62,585     (98,825)   (88,261)   (16,282)  (32,016)
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (111,353)  (45,644)   (410,041)  (956,804)   (53,878) (143,855)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets              (201,513)   (2,736) (1,188,297)  (518,525)  (157,972)  (81,500)
Net assets at beginning
   of year                  322,292   325,028   2,056,332  2,574,857    273,564   355,064
                          ---------------------------------------------------------------
Net assets at end of year $ 120,779   322,292     868,035  2,056,332    115,592   273,564
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            2,254     6,517       3,960      2,229        851        76
   Units redeemed           (13,065)  (12,339)    (32,376)   (62,411)    (5,290)  (11,226)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       (10,811)   (5,822)    (28,416)   (60,182)    (4,439)  (11,150)
                          ===============================================================

                 See accompanying notes to financial statements

                                                                     JPMORGAN INSURANCE
                                JANUS ASPEN SERIES (CONTINUED)             TRUST
                          -----------------------------------------  ------------------
                                                                     JPMORGAN INSURANCE
                             WORLDWIDE GROWTH     WORLDWIDE GROWTH     TRUST BALANCED
                               PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                           INSTITUTIONAL SHARES    SERVICE SHARES          CLASS 1
                          -------------------------------------------------------------
                                YEAR ENDED            YEAR ENDED         YEAR ENDED
                               DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                          -------------------------------------------------------------
                             2008        2007      2008      2007      2008      2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   (2,842)   (11,855)   (2,460)   (6,403)    2,598       72
   Net realized gain
      (loss) on
      investments           (108,723)   (30,877)    8,856    48,248   (11,459)      18
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (517,524)   193,363  (236,082)   10,039    (8,413)     760
   Capital gain
      distributions               --         --        --        --     4,501       93
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (629,089)   150,631  (229,686)   51,884   (12,773)     943
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  817        470    17,128       168        --       --
   Death benefits               (880)    (9,944)  (11,580)       --        --       --
   Surrenders               (209,693)  (398,712) (118,134) (120,784)  (23,409)      --
   Administrative
      expenses                  (753)    (1,097)      (77)      (95)       --       --
   Transfers between
      subaccounts
      (including fixed
      account), net           (2,259)    (4,737)   23,519   (12,844)    3,839   38,581
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (212,768)  (414,020)  (89,144) (133,555)  (19,570)  38,581
                          ------------------------------------------------------------
Increase (decrease) in
   net assets               (841,857)  (263,389) (318,830)  (81,671)  (32,343)  39,524
Net assets at beginning
   of year                 1,512,667  1,776,056   551,849   633,520    47,378    7,854
                          ------------------------------------------------------------
Net assets at end of year $  670,810  1,512,667   233,019   551,849    15,035   47,378
                          ============================================================
Changes in units
   (note 5):
   Units purchased             2,759        764     9,353     1,174       411    4,920
   Units redeemed            (25,460)   (33,389)  (20,786)  (13,298)   (2,837)  (1,421)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (22,701)   (32,625)  (11,433)  (12,124)   (2,426)   3,499
                          ============================================================

                 See accompanying notes to financial statements

                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                          ---------------------------------------------------------
                                                     JPMORGAN          JPMORGAN
                                                  INSURANCE TRUST   INSURANCE TRUST
                                                    DIVERSIFIED     DIVERSIFIED MID
                            JPMORGAN INSURANCE        EQUITY          CAP GROWTH
                             TRUST CORE BOND       PORTFOLIO --      PORTFOLIO --
                           PORTFOLIO -- CLASS 1       CLASS 1           CLASS 1
                          ---------------------------------------------------------
                                YEAR ENDED           YEAR ENDED        YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,      DECEMBER 31,
                          ---------------------------------------------------------
                             2008        2007      2008      2007     2008    2007
                          ---------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   57,821     41,829    34,485   (4,634)     798     203
   Net realized gain
      (loss) on
      investments            (31,929)   (14,217) (158,364)   2,927   (4,395)   (873)
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (45,212)    35,264  (207,031)  13,038     (950)   (702)
   Capital gain
      distributions               --         --    29,201    1,347    3,159   3,370
                          ---------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (19,320)    62,876  (301,709)  12,678   (1,388)  1,998
                          ---------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              435,947  1,262,932   164,260  291,171    1,266  24,794
   Death benefits             (2,938)        --    (1,758)      --       --      --
   Surrenders                (61,649)   (54,865)  (37,752) (11,146)  (1,870)     --
   Administrative
      expenses                (1,173)      (159)     (435)     (55)    (107)     (8)
   Transfers between
      subaccounts
      (including fixed
      account), net         (334,159)  (601,377)  245,432  469,620  264,298  12,350
                          ---------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         36,028    606,531   369,747  749,590  263,587  37,136
                          ---------------------------------------------------------
Increase (decrease) in
   net assets                 16,708    669,407    68,038  762,268  262,199  39,134
Net assets at beginning
   of year                 1,552,577    883,170   762,268       --   41,425   2,291
                          ---------------------------------------------------------
Net assets at end of year $1,569,285  1,552,577   830,306  762,268  303,624  41,425
                          =========================================================
Changes in units (note
   5):
Units purchased              636,091    448,168   334,980  102,597   68,927   5,191
   Units redeemed           (634,622)  (388,394) (287,856) (36,904) (24,560) (1,832)
                          ---------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          1,469     59,774    47,124   65,693   44,367   3,359
                          =========================================================

                 See accompanying notes to financial statements

                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------------
                                                                                  JPMORGAN
                              JPMORGAN INSURANCE      JPMORGAN INSURANCE       INSURANCE TRUST
                              TRUST EQUITY INDEX       TRUST GOVERNMENT        INTREPID GROWTH
                             PORTFOLIO -- CLASS 1  BOND PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                          --------------------------------------------------------------------------
                           YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------
                              2008       2007          2008        2007           2008      2007
                          --------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)             $    (325)    (3,495)       45,921     46,209         (8,371)  (5,932)
   Net realized gain
      (loss) on
      investments            (103,415)       182        28,642    (12,013)      (176,119)   7,579
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (137,002)     5,400        15,282     38,231       (235,592)  37,694
   Capital gain
      distributions                --         --            --         --             --       --
                            ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (240,742)     2,087        89,845     72,427       (420,082)  39,341
                            ---------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               123,616    195,290       290,749  1,244,578        253,735  342,675
   Death benefits              (1,318)        --        (2,962)        --         (2,147)      --
   Surrenders                 (18,365)    (7,067)      (43,685)   (54,853)       (29,054) (11,746)
   Administrative expenses       (310)       (74)         (727)      (141)          (426)     (72)
   Transfers between
      subaccounts
      (including fixed
      account), net           186,560    349,008      (677,834)  (749,450)        52,654  496,195
                            ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         290,183    537,157      (434,459)   440,134        274,762  827,052
                            ---------------------------------------------------------------------
Increase (decrease) in
   net assets                  49,441    539,244      (344,614)   512,561       (145,320) 866,393
Net assets at beginning
   of year                    539,244         --     1,373,703    861,142        866,393       --
                            ---------------------------------------------------------------------
Net assets at end of year   $ 588,685    539,244     1,029,089  1,373,703        721,073  866,393
                            =====================================================================
Changes in units (note
   5):
   Units purchased            270,550     78,062       552,273    433,255        393,807  126,853
   Units redeemed            (231,558)   (28,702)     (591,238)  (389,123)      (362,644) (48,762)
                            ---------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          38,992     49,360       (38,965)    44,132         31,163   78,091
                          =======================================================================

                 See accompanying notes to financial statements

                          JPMORGAN INSURANCE    LEGG MASON PARTNERS VARIABLE EQUITY
                           TRUST (CONTINUED)                   TRUST
                          ------------------  --------------------------------------
                                                   LEGG MASON         LEGG MASON
                               JPMORGAN             PARTNERS           PARTNERS
                               INSURANCE            VARIABLE           VARIABLE
                            TRUST INTREPID         AGGRESSIVE         CAPITAL AND
                                MID CAP              GROWTH             INCOME
                             PORTFOLIO --         PORTFOLIO --       PORTFOLIO --
                                CLASS 1             CLASS II            CLASS I
                          ----------------------------------------------------------
                              YEAR ENDED           YEAR ENDED          YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------
                             2008      2007      2008       2007      2008     2007
                          ----------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  (1,845)  (4,372)   (15,218)   (19,988)     856    4,389
   Net realized gain
      (loss) on
      investments          (302,923)  (3,522)   (13,960)     8,253   (6,542)  17,703
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (131,591)  (5,780)  (450,737)   (13,948) (26,197) (32,257)
   Capital gain
      distributions          58,695    5,710         --     10,233      459   14,352
                          ----------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (377,664)  (7,964)  (479,915)   (15,450) (31,424)   4,187
                          ----------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             162,151  259,166     25,676     56,418       --       --
   Death benefits            (1,729)      --         --         --       --       --
   Surrenders               (25,630)  (9,224)   (25,236)   (25,957)  (7,798) (20,793)
   Administrative
      expenses                 (374)    (101)    (1,405)    (1,605)     (50)     (61)
   Transfers between
      subaccounts
      (including fixed
      account), net        (217,834) 495,351    (91,197)     6,656  (15,233)      91
                          ----------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (83,416) 745,192    (92,162)    35,512  (23,081) (20,763)
                          ----------------------------------------------------------
Increase (decrease) in
   net assets              (461,080) 737,228   (572,077)    20,062  (54,505) (16,576)
Net assets at beginning
   of year                  805,284   68,056  1,220,523  1,200,461  106,716  123,292
                          ----------------------------------------------------------
Net assets at end of
   year                   $ 344,204  805,284    648,446  1,220,523   52,211  106,716
                          ==========================================================
Changes in units (note
   5):
   Units purchased          309,063  110,735     20,207      6,534       20   24,941
   Units redeemed          (331,493) (39,087)   (28,767)    (4,232)  (2,538) (23,428)
                          ----------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners       (22,430)  71,648     (8,560)     2,302   (2,518)   1,513
                          ==========================================================

                 See accompanying notes to financial statements

                                LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                          ----------------------------------------------------------------
                           LEGG MASON PARTNERS   LEGG MASON PARTNERS
                          VARIABLE CAPITAL AND        VARIABLE         LEGG MASON PARTNERS
                           INCOME PORTFOLIO --    FUNDAMENTAL VALUE    VARIABLE INVESTORS
                                CLASS II        PORTFOLIO -- CLASS I  PORTFOLIO -- CLASS I
                          ----------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED            YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                          ----------------------------------------------------------------
                             2008       2007       2008       2007      2008       2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   4,582    25,919        250      1,748       (62)    (1,486)
   Net realized gain
      (loss) on
      investments           (58,381)   25,268    (26,654)    74,845       222     40,073
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (250,516) (149,264)  (175,461)  (135,886)  (27,147)   (33,329)
   Capital gain
      distributions           4,175   108,756        354     58,012     1,719      2,461
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (300,140)   10,679   (201,511)    (1,281)  (25,268)     7,719
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  --   317,393      1,200     28,544        --         --
   Death benefits                --        --     (4,673)        --        --    (42,864)
   Surrenders               (61,700)   (7,640)   (33,349)   (12,079)   (7,545)  (116,685)
   Administrative
      expenses                 (515)     (568)      (520)      (668)      (50)       (91)
   Transfers between
      subaccounts
      (including fixed
      account), net          35,125     3,518    (36,234)    (4,897)        3      1,340
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (27,090)  312,703    (73,576)    10,900    (7,592)  (158,300)
                          --------------------------------------------------------------
Increase (decrease) in
   net assets              (327,230)  323,382   (275,087)     9,619   (32,860)  (150,581)
Net assets at
   beginning of year        825,027   501,645    606,044    596,425    74,070    224,651
                          --------------------------------------------------------------
Net assets at end of year $ 497,797   825,027    330,957    606,044    41,210     74,070
                          ==============================================================
Changes in units
   (note 5):
   Units purchased            7,697   126,997      7,488    135,677         1         54
   Units redeemed           (12,093)  (89,431)   (15,463)  (110,789)     (603)   (10,328)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (4,396)   37,566     (7,975)    24,888      (602)   (10,274)
                          ==============================================================

                 See accompanying notes to financial statements

                           LEGG MASON PARTNERS
                                VARIABLE
                              INCOME TRUST             MFS(R) VARIABLE INSURANCE TRUST
                          --------------------  ---------------------------------------------
                           LEGG MASON PARTNERS
                                VARIABLE           MFS(R) INVESTORS        MFS(R) INVESTORS
                             STRATEGIC BOND     GROWTH STOCK SERIES --     TRUST SERIES --
                          PORTFOLIO -- CLASS I   SERVICE CLASS SHARES    SERVICE CLASS SHARES
                          -------------------------------------------------------------------
                               YEAR ENDED             YEAR ENDED              YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                          -------------------------------------------------------------------
                             2008       2007       2008        2007        2008        2007
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  3,621      1,992      (23,690)   (37,939)     (16,539)   (37,055)
   Net realized gain
      (loss) on
      investments           (5,459)    (6,421)      61,709     80,509      153,282    118,228
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (13,986)     4,907     (925,472)   186,685   (1,302,288)   194,015
   Capital gain
      distributions             --         --       99,298         --      182,473     32,847
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (15,824)       478     (788,155)   229,255     (983,072)   308,035
                          -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                 --         --       13,893     97,425       13,698    103,282
   Death benefits               --     (5,651)     (11,587)   (14,658)      (7,789)        --
   Surrenders               (3,695)  (121,950)    (291,987)  (184,582)    (328,863)  (236,543)
   Administrative
      expenses                 (44)      (108)      (1,464)    (1,586)      (3,047)    (3,968)
   Transfers between
      subaccounts
      (including fixed
      account), net          1,409      2,209     (288,847)  (100,699)  (1,040,134)   (46,602)
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (2,330)  (125,500)    (579,992)  (204,100)  (1,366,135)  (183,831)
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets              (18,154)  (125,022)  (1,368,147)    25,155   (2,349,207)   124,204
Net assets at beginning
   of year                  80,523    205,545    2,531,274  2,506,119    3,859,072  3,734,868
                          -------------------------------------------------------------------
Net assets at end of year $ 62,369     80,523    1,163,127  2,531,274    1,509,865  3,859,072
                          ===================================================================
Changes in units
   (note 5):
   Units purchased           1,143        365       21,978     15,279       17,389     23,749
   Units redeemed           (1,433)    (8,900)     (89,008)   (35,990)    (146,227)   (38,792)
                          -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (290)    (8,535)     (67,030)   (20,711)    (128,838)   (15,043)
                          ===================================================================

                 See accompanying notes to financial statements

                                    MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ---------------------------------------------------------------
                                                 MFS(R) STRATEGIC
                                MFS(R) NEW       INCOME SERIES --          MFS(R)
                           DISCOVERY SERIES --        SERVICE      TOTAL RETURN SERIES --
                           SERVICE CLASS SHARES    CLASS SHARES     SERVICE CLASS SHARES
                          ---------------------------------------------------------------
                                YEAR ENDED          YEAR ENDED           YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008     2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   33,343      8,944   31,695   21,840     214,319      32,495
   Net realized gain
      (loss) on
      investments            (44,998)    33,745  (37,938)  (1,602)   (733,387)     53,882
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (552,710)   (88,937) (91,037)  (7,448) (3,316,879)   (211,880)
   Capital gain
      distributions          138,107     59,420       --       --     614,891     201,403
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (426,258)    13,172  (97,280)  12,790  (3,221,056)     75,900
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               12,562      7,899    8,372    9,676   2,192,018   5,535,876
   Death benefits                 72         --       --  (29,651)         --     (11,168)
   Surrenders                (48,636)   (80,621) (79,650) (20,649)   (610,928)   (239,399)
   Administrative
      expenses                  (400)      (515)    (680)    (668)    (17,765)     (9,506)
   Transfers between
      subaccounts
      (including fixed
      account), net          (43,339)   (36,422) 183,467  109,287  (1,670,060)     59,541
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (79,741)  (109,659) 111,509   67,995    (106,735)  5,335,344
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (505,999)   (96,487)  14,229   80,785  (3,327,791)  5,411,244
Net assets at beginning
   of year                 1,087,070  1,183,557  787,621  706,836  13,201,477   7,790,233
                          ---------------------------------------------------------------
Net assets at end of year $  581,071  1,087,070  801,850  787,621   9,873,686  13,201,477
                          ===============================================================
Changes in units
   (note 5):
   Units purchased             7,002      2,782   66,425   14,075     565,651     837,384
   Units redeemed            (17,507)   (12,167) (50,512)  (8,701)   (563,612)   (354,019)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (10,505)    (9,385)  15,913    5,374       2,039     483,365
                          ===============================================================

                 See accompanying notes to financial statements

                             MFS(R) VARIABLE INSURANCE TRUST
                                       (CONTINUED)                    OLD MUTUAL INSURANCE SERIES FUND
                          ------------------------------------  -------------------------------------------
                                  MFS(R)
                            UTILITIES SERIES --      OLD MUTUAL GROWTH II          OLD MUTUAL LARGE CAP
                           SERVICE CLASS SHARES            PORTFOLIO                 GROWTH PORTFOLIO
                          ---------------------------------------------------------------------------------
                                                   PERIOD FROM                  PERIOD FROM
                                YEAR ENDED        JANUARY 1 TO   YEAR ENDED      JANUARY 1      YEAR ENDED
                               DECEMBER 31,       DECEMBER 12,  DECEMBER 31,  TO DECEMBER 12,  DECEMBER 31,
                          ---------------------------------------------------------------------------------
                             2008         2007        2008          2007            2008           2007
                          ---------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   205,353     86,972      (1,881)      (2,840)         (3,762)         (6,347)
   Net realized gain
      (loss) on
      investments              59,308    228,472    (139,858)     (38,402)       (151,016)        (14,910)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,533,000)   550,393      78,915       85,483          11,920         104,926
   Capital gain
      distributions           403,963    196,581          --           --              --              --
                          -------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,864,376) 1,062,418     (62,824)      44,241        (142,858)         83,669
                          -------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               351,126    372,499          --           --              --              --
   Death benefits               1,817         --      (1,238)          --          (1,849)             --
   Surrenders                (450,295)  (270,011)    (45,786)     (59,578)        (34,139)       (121,313)
   Administrative
      expenses                 (3,903)    (3,262)       (231)        (307)           (372)           (459)
   Transfers between
      subaccounts
      (including fixed
      account), net          (684,609)   262,997    (102,536)          20        (303,619)           (829)
                          -------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (785,864)   362,223    (149,791)     (59,865)       (339,979)       (122,601)
                          -------------------------------------------------------------------------------
Increase (decrease) in
   net assets              (2,650,240) 1,424,641    (212,615)     (15,624)       (482,837)        (38,932)
Net assets at beginning
   of year                  5,435,725  4,011,084     212,615      228,239         482,837         521,769
                          -------------------------------------------------------------------------------
Net assets at end of year $ 2,785,485  5,435,725          --      212,615              --         482,837
                          ===============================================================================
Changes in units
   (note 5):
   Units purchased            106,908     63,251         263          937             584              36
   Units redeemed            (126,590)   (43,705)    (17,825)      (6,318)        (33,670)         (9,111)
                          -------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (19,682)    19,546     (17,562)      (5,381)        (33,086)         (9,075)
                          ===============================================================================

                 See accompanying notes to financial statements

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------------------------
                                               OPPENHEIMER BALANCED
                              OPPENHEIMER       FUND/VA -- SERVICE   OPPENHEIMER CAPITAL
                           BALANCED FUND/VA          SHARES          APPRECIATION FUND/VA
                          ----------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED             YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------
                             2008      2007       2008        2007      2008        2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  18,307    12,897     105,232      1,048    (5,137)     (9,948)
   Net realized gain
      (loss) on
      investments           (30,406)   16,432    (457,627)     7,281    14,914      78,185
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (237,916)  (78,433) (3,614,996)  (291,926) (223,769)     45,149
   Capital gain
      distributions          33,973    68,878     347,848    280,463        --          --
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (216,042)   19,774  (3,619,543)    (3,134) (213,992)    113,386
                          ----------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums                 817       361   1,286,120  3,610,246       397         361
   Death benefits                --        --          --    (13,488)   (5,883)    (59,470)
   Surrenders               (47,045) (173,445)   (224,848)  (170,502) (176,282)   (363,585)
   Administrative
      expenses                 (367)     (440)    (10,528)    (2,675)     (475)     (1,000)
   Transfers between
      subaccounts
      (including fixed
      account), net        (224,997)  (40,108)    656,904    140,690   (28,791)    (73,926)
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions      (271,592) (213,632)  1,707,648  3,564,271  (211,034)   (497,620)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets              (487,634) (193,858) (1,911,895) 3,561,137  (425,026)   (384,234)
Net assets at
   beginning of year        742,086   935,944   6,923,369  3,362,232   641,096   1,025,330
                          ----------------------------------------------------------------
Net assets at end of
   year                   $ 254,452   742,086   5,011,474  6,923,369   216,070     641,096
                          ================================================================
Changes in units (note
   5):
   Units purchased            1,564     3,372     457,011    478,410     1,835       1,310
   Units redeemed           (19,723)  (17,086)   (240,098)  (159,918)  (17,641)    (35,249)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners       (18,159)  (13,714)    216,913    318,492   (15,806)    (33,939)
                          ================================================================

                 See accompanying notes to financial statements

                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          --------------------------------------------------------------------
                            OPPENHEIMER CAPITAL
                               APPRECIATION                               OPPENHEIMER GLOBAL
                                FUND/VA --          OPPENHEIMER CORE     SECURITIES FUND/VA --
                              SERVICE SHARES          BOND FUND/VA          SERVICE SHARES
                          --------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                          --------------------------------------------------------------------
                             2008        2007        2008       2007       2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (64,493)   (86,048)    27,986     51,025     (14,881)     (9,657)
   Net realized gain
      (loss) on
      investments              61,730    184,697    (59,063)    (7,188)   (366,407)    255,036
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (2,327,029)   498,567   (283,038)    (9,576) (4,045,316)   (274,785)
   Capital gain
      distributions                --         --         --         --     554,465     431,655
                          --------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (2,329,792)   597,216   (314,115)    34,261  (3,872,139)    402,249
                          --------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               173,801    344,468         --         --   1,066,713   1,470,129
   Death benefits                  --         --         --    (28,232)    (10,241)         --
   Surrenders                (263,613)  (237,942)  (224,932)  (443,453)   (566,404)   (605,255)
   Administrative
      expenses                 (3,699)    (3,720)      (443)      (872)    (13,616)     (8,725)
   Transfers between
      subaccounts
      (including fixed
      account), net          (285,771)  (671,741)   (23,429)    55,555   2,219,184     701,015
                          --------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions        (379,282)  (568,935)  (248,804)  (417,002)  2,695,636   1,557,164
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets              (2,709,074)    28,281   (562,919)  (382,741) (1,176,503)  1,959,413
Net assets at beginning
   of year                  5,279,318  5,251,037  1,008,031  1,390,772  10,803,205   8,843,792
                          --------------------------------------------------------------------
Net assets at end of year $ 2,570,244  5,279,318    445,112  1,008,031   9,626,702  10,803,205
                          ====================================================================
Changes in units (note
   5):
   Units purchased            130,712    124,766     12,181      6,065     945,140     176,978
   Units redeemed            (153,172)  (167,490)   (31,260)   (36,279)   (370,002)    (80,152)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (22,460)   (42,724)   (19,079)   (30,214)    575,138      96,826
                          ====================================================================

                 See accompanying notes to financial statements

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------
                                                                          OPPENHEIMER MAIN
                                                  OPPENHEIMER MAIN        STREET SMALL CAP
                            OPPENHEIMER HIGH      STREET FUND/VA --      FUND/VA -- SERVICE
                             INCOME FUND/VA        SERVICE SHARES              SHARES
                          ------------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED              YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          ------------------------------------------------------------------
                             2008      2007       2008        2007        2008        2007
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  10,138    28,488      40,413     (97,060)    (74,773)   (92,842)
   Net realized gain
      (loss) on
      investments           (16,123)   (7,686)   (271,746)    750,995  (1,982,006)   201,944
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (151,744)  (20,474) (3,112,991)   (312,156) (2,549,518)  (604,633)
   Capital gain
      distributions              --        --     413,156          --     402,836    184,660
                          ------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (157,729)      328  (2,931,168)    341,779  (4,203,461)  (310,871)
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                 999     2,750   1,070,171   2,651,174   3,021,718  2,130,046
   Death benefits                --        --    (173,634)    (11,242)    (47,113)  (164,572)
   Surrenders               (18,198) (278,460)   (795,756)   (940,711)   (377,765)  (408,953)
   Administrative
      expenses                 (146)     (236)    (15,673)     (7,147)    (13,831)    (4,342)
   Transfers between
      subaccounts
      (including fixed
      account), net           3,527     5,809   7,039,468  (4,728,944) (2,393,838) 1,821,875
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (13,818) (270,137)  7,124,576  (3,036,870)    189,171  3,374,054
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (171,547) (269,809)  4,193,408  (2,695,091) (4,014,290) 3,063,183
Net assets at beginning
   of year                  215,130   484,939   9,578,867  12,273,958   8,791,840  5,728,657
                          ------------------------------------------------------------------
Net assets at end of year $  43,583   215,130  13,772,275   9,578,867   4,777,550  8,791,840
                          ==================================================================
Changes in units (note
   5):
   Units purchased            2,289     1,467   2,015,888     654,002   1,331,537    444,498
   Units redeemed            (2,916)  (22,393)   (711,028)   (914,948) (1,375,663)  (143,347)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          (627)  (20,926)  1,304,860    (260,946)    (44,126)   301,151
                          ==================================================================

                 See accompanying notes to financial statements

                            OPPENHEIMER VARIABLE ACCOUNT FUNDS       PIMCO VARIABLE
                                        (CONTINUED)                  INSURANCE TRUST
                          --------------------------------------  --------------------
                                                                    PIMCO ALL ASSET
                                                  OPPENHEIMER        PORTFOLIO --
                           OPPENHEIMER MIDCAP  MIDCAP FUND/VA --     ADVISOR CLASS
                                FUND/VA          SERVICE SHARES         SHARES
                          ------------------------------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED
                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007      2008      2007      2008       2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  (4,715)   (7,951)   (3,884)  (5,157)    49,965     72,118
   Net realized gain
      (loss) on
      investments           (29,684)  (50,041)      158    7,575    (77,271)        40
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (175,824)   88,914  (151,766)  11,034   (211,371)    (5,330)
   Capital gain
      distributions              --        --        --       --      2,356         --
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (210,223)   30,922  (155,492)  13,452   (236,321)    66,828
                          ------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums              12,308    10,877    15,838    3,186     45,269     88,191
   Death benefits                --   (14,377)   (2,639)      --         --         --
   Surrenders               (70,098) (150,843)   (8,337) (27,486)   (15,806)    (7,919)
   Administrative
      expenses                 (459)     (613)     (194)    (272)      (467)      (285)
   Transfers between
      subaccounts
      (including fixed
      account), net          (6,444)   (3,989)  (10,047)  11,181   (208,705)   297,685
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (64,693) (158,945)   (5,379) (13,391)  (179,709)   377,672
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (274,916) (128,023) (160,871)      61   (416,030)   444,500
Net assets at beginning
   of year                  479,213   607,236   315,703  315,642  1,290,528    846,028
                          ------------------------------------------------------------
Net assets at end of year $ 204,297   479,213   154,832  315,703    874,498  1,290,528
                          ============================================================
Changes in units (note
   5):
   Units purchased            1,243     4,831     1,864    2,537     32,918     39,394
   Units redeemed            (6,819)  (16,956)   (2,221)  (3,368)   (53,079)    (5,379)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (5,576)  (12,125)     (357)    (831)   (20,161)    34,015
                          ============================================================

                 See accompanying notes to financial statements

                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------
                          PIMCO FOREIGN BOND
                            PORTFOLIO (U.S.         PIMCO HIGH          PIMCO LONG-TERM U.S.
                           DOLLAR-HEDGED) --    YIELD PORTFOLIO --    GOVERNMENT PORTFOLIO --
                            ADMINISTRATIVE        ADMINISTRATIVE          ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES            CLASS SHARES
                          -------------------------------------------------------------------
                              YEAR ENDED            YEAR ENDED              YEAR ENDED
                             DECEMBER 31,          DECEMBER 31,            DECEMBER 31,
                          -------------------------------------------------------------------
                            2008      2007       2008        2007        2008        2007
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  1,732    2,513      337,350     348,565     520,487     293,975
   Net realized gain
      (loss) on
      investments           (1,116)     (67)    (343,538)    (70,084)    158,012     (88,485)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (5,619)     352   (1,246,784)   (229,819)  1,524,526     674,799
   Capital gain
      distributions             --       --       21,186          --      96,028          --
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (5,003)   2,798   (1,231,786)     48,662   2,299,053     880,289
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              3,903       --      535,725   1,068,134   4,145,603   3,145,773
   Death benefits               --       --      (28,182)     (1,799)    (40,691)    (59,986)
   Surrenders              (15,224)  (6,693)    (455,387)   (431,871) (2,654,009)   (955,289)
   Administrative
      expenses                 (33)     (21)      (5,548)     (2,975)    (29,438)     (5,276)
   Transfers between
      subaccounts
      (including fixed
      account), net        (25,849)   6,264    2,127,215  (1,915,408)  2,821,365     210,230
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (37,203)    (450)   2,173,823  (1,283,919)  4,242,830   2,335,452
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (42,206)   2,348      942,037  (1,235,257)  6,541,883   3,215,741
Net assets at beginning
   of year                 142,251  139,903    5,506,051   6,741,308  12,167,759   8,952,018
                          ------------------------------------------------------------------
Net assets at end of year $100,045  142,251    6,448,088   5,506,051  18,709,642  12,167,759
                          ==================================================================
Changes in units
   (note 5):
   Units purchased             514    1,485      593,625     303,063   1,881,321     548,171
   Units redeemed           (3,685)  (1,502)    (283,170)   (418,751) (1,608,894)   (331,244)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       (3,171)     (17)     310,455    (115,688)    272,427     216,927
                          ==================================================================

                 See accompanying notes to financial statements

                                                                             THE PRUDENTIAL SERIES
                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)               FUND
                          ------------------------------------------------  -----------------------
                                  PIMCO LOW               PIMCO TOTAL
                            DURATION PORTFOLIO --     RETURN PORTFOLIO --     JENNISON 20/20 FOCUS
                               ADMINISTRATIVE           ADMINISTRATIVE            PORTFOLIO --
                                CLASS SHARES             CLASS SHARES           CLASS II SHARES
                          -------------------------------------------------------------------------
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                                DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                          -------------------------------------------------------------------------
                              2008         2007        2008        2007        2008         2007
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    894,123     248,585   1,275,287     909,538     283,189      346,244
   Net realized gain
      (loss) on
      investments             (958,452)     59,298     128,645    (110,158) (3,300,452)     147,204
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (1,523,887)    427,143    (703,836)  1,058,116    (310,818)    (337,033)
   Capital gain
      distributions            267,841          --     262,510          --          --           --
                          -------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (1,320,375)    735,026     962,606   1,857,496  (3,328,081)     156,415
                          -------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             24,243,538  12,898,075   6,840,782   6,331,326   3,713,733    4,088,364
   Death benefits              (66,873)         --    (105,261)   (172,692)     (8,590)          --
   Surrenders               (1,253,022)   (327,506) (2,937,051) (1,914,383)   (202,375)    (133,594)
   Administrative
      expenses                 (90,651)     (3,697)    (47,769)    (20,591)    (11,479)      (1,341)
   Transfers between
      subaccounts
      (including fixed
      account), net        (20,669,557) 11,271,606   1,545,133  (5,224,875) (3,856,624)  (2,060,243)
                          -------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        2,163,435  23,838,478   5,295,834  (1,001,215)   (365,335)   1,893,186
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets                  843,060  24,573,504   6,258,440     856,281  (3,693,416)   2,049,601
Net assets at beginning
   of year                  25,886,398   1,312,894  27,934,750  27,078,469   4,708,528    2,658,927
                          -------------------------------------------------------------------------
Net assets at end of year $ 26,729,458  25,886,398  34,193,190  27,934,750   1,015,112    4,708,528
                          =========================================================================
Changes in units
   (note 5):
   Units purchased           7,844,387   3,010,368   2,192,781   1,407,496   1,149,781      623,759
   Units redeemed           (7,657,144)   (719,605) (1,696,929) (1,498,292) (1,403,606)    (484,736)
                          -------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          187,243   2,290,763     495,852     (90,796)   (253,825)     139,023
                          =========================================================================

                 See accompanying notes to financial statements

                           THE PRUDENTIAL SERIES FUND (CONTINUED)  RYDEX VARIABLE TRUST
                          ---------------------------------------  --------------------
                              JENNISON        NATURAL RESOURCES
                            PORTFOLIO --         PORTFOLIO --
                           CLASS II SHARES     CLASS II SHARES     NASDAQ - 100(R) FUND
                          -------------------------------------------------------------
                             YEAR ENDED           YEAR ENDED            YEAR ENDED
                            DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                          -------------------------------------------------------------
                            2008     2007      2008        2007       2008       2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $ (1,224) (1,505)    379,626    463,300    (12,465)   (16,275)
   Net realized gain
      (loss) on
      investments              797     633    (700,227)   150,732      2,733     21,487
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (37,192)  9,678  (2,187,467)   119,769   (440,816)   148,905
   Capital gain
      distributions             --      --          --         --         --         --
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (37,619)  8,806  (2,508,068)   733,801   (450,548)   154,117
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              2,462     300   1,567,817    937,939         --     20,193
   Death benefits               --      --        (381)        --         77         --
   Surrenders               (1,337) (1,104)   (103,574)   (50,464)   (30,290)   (12,041)
   Administrative
      expenses                (155)   (165)     (7,314)    (1,491)      (132)      (112)
   Transfers between
      subaccounts
      (including fixed
      account), net           (451)   (346)    552,357    432,855     (8,555)   (44,484)
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions          519  (1,315)  2,008,905  1,318,839    (38,900)   (36,444)
                          -------------------------------------------------------------
Increase (decrease) in
   net assets              (37,100)  7,491    (499,163) 2,052,640   (489,448)   117,673
Net assets at beginning
   of year                  97,763  90,272   3,101,030  1,048,390  1,068,690    951,017
                          -------------------------------------------------------------
Net assets at end of year $ 60,663  97,763   2,601,867  3,101,030    579,242  1,068,690
                          =============================================================
Changes in units
   (note 5):
   Units purchased             474      65     496,272    148,324      2,130      3,537
   Units redeemed             (401)   (151)   (289,507)   (63,032)    (7,561)    (6,213)
                          -------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           73     (86)    206,765     85,292     (5,431)    (2,676)
                          =============================================================

                 See accompanying notes to financial statements

                                 THE UNIVERSAL
                           INSTITUTIONAL FUNDS, INC.      VAN KAMPEN LIFE INVESTMENT TRUST
                          --------------------------  ----------------------------------------
                                  EQUITY AND            CAPTIAL GROWTH
                              INCOME PORTFOLIO --        PORTFOLIO --    COMSTOCK PORTFOLIO --
                                CLASS II SHARES        CLASS II SHARES      CLASS II SHARES
                          --------------------------------------------------------------------
                                         PERIOD FROM
                           YEAR ENDED      MAY 1 TO       YEAR ENDED           YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                          --------------------------------------------------------------------
                              2008          2007        2008      2007      2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $   11,457       (5,310)     (6,043)  (7,060)     74,547    (22,237)
   Net realized gain
      (loss) on
      investments             (30,477)        (343)     (9,613)  12,025  (3,666,586)   109,477
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (318,621)     (12,503)   (253,241)  56,169  (1,366,649)  (600,441)
   Capital gain
      distributions            28,638          914          --       --     423,761    110,575
                           -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (309,003)     (17,242)   (268,897)  61,134  (4,534,927)  (402,626)
                           -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               306,992      899,224      10,191    1,205   4,312,930  3,188,239
   Death benefits                  --           --         379       --     (10,130)   (74,235)
   Surrenders                  (9,850)      (1,393)    (56,408) (29,212)   (340,017)  (271,926)
   Administrative
      expenses                 (2,114)          --        (221)    (239)    (17,178)    (4,121)
   Transfers between
      subaccounts
      (including fixed
      account), net            97,802       61,886      31,397  220,778  (5,537,795) 1,498,281
                           -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         392,830      959,717     (14,662) 192,532  (1,592,190) 4,336,238
                           -------------------------------------------------------------------
Increase (decrease) in
   net assets                  83,827      942,475    (283,559) 253,666  (6,127,117) 3,933,612
   Net assets at
      beginning of year       942,475           --     557,747  304,081   8,914,713  4,981,101
                           -------------------------------------------------------------------
   Net assets at end of
      year                 $1,026,302      942,475     274,188  557,747   2,787,596  8,914,713
                           ===================================================================
Changes in units
   (note 5):
   Units purchased             69,470      119,083      10,207   39,191   1,529,621    572,155
   Units redeemed             (27,252)     (21,984)    (10,990) (20,506) (1,931,968)  (197,125)
                           -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          42,218       97,099        (783)  18,685    (402,347)   375,030
                           ===================================================================

                 See accompanying notes to financial statements

                              XTF ADVISORS TRUST
                          --------------------------
                              ETF 60 PORTFOLIO --
                                CLASS II SHARES
                          --------------------------
                           PERIOD FROM   PERIOD FROM
                          JANUARY 1 TO    MAY 1 TO
                            JUNE 20,    DECEMBER 31,
                          --------------------------
                              2008          2007
                          --------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $     8,165       (8,702)
   Net realized gain
      (loss) on
      investments             (54,085)        (715)
   Change in unrealized
      appreciation
      (depreciation) on
      investments              23,130      (23,130)
   Capital gain
      distributions                --           --
                          ------------------------
      Increase (decrease)
         in net assets
         from operations      (22,790)     (32,547)
                          ------------------------
From capital transactions
   (note 4):
   Net premiums               416,301    1,395,814
   Death benefits                  --           --
   Surrenders                 (11,859)      (4,962)
   Administrative
      expenses                   (401)          --
   Transfers between
      subaccounts
      (including fixed
      account), net        (1,739,967)         411
                          ------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (1,335,926)   1,391,263
                          ------------------------
Increase (decrease) in
   net assets              (1,358,716)   1,358,716

Net assets at beginning
   of year                  1,358,716           --
                          ------------------------
Net assets at end of year $        --    1,358,716
                          ========================
Changes in units
   (note 5):
   Units purchased             91,066      150,319
   Units redeemed            (229,482)     (11,903)
                          ------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (138,416)     138,416
                          ========================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Notes to Financial Statements

                                December 31, 2008

(1) DESCRIPTION OF ENTITY

     Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

     Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

     The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

     Effective September 8, 2008, the following Portfolios were added to the Separate Account:

     Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund

     Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund

     Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Legg Mason Partners Aggressive Growth Fund

     Genworth Variable Insurance Trust -- Genwoth PIMCO StockPLUS Fund

     Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund

     Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund

     Genworth Variable Insurance Trust -- Genworth Western Asset Management Core Plus Fixed Income Fund

     The following Portfolios are not available as investment options for contracts issued on or after September 8, 2008:

     AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares

     BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III

     GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- S&P 500(R) Index Fund

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

     MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares

     Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares

     Rydex Variable Trust -- NASDAQ - 100(R) Fund

     XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares was added to the Separate Account effective May 1, 2007. On March 18, 2008, the Board of Trustees for the XTF Advisors Trust voted to liquidate the ETF 60 Portfolio -- Class II Shares due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares occurred on June 20, 2008.

     On August 22, 2008, the Board of Trustees of the Old Mutual Insurance Series Fund voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio primarily due to each Portfolio's small asset size, high operating costs and lack of economies of scale. Final liquidation of the Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio and Old Mutual Large Cap Growth Portfolio occurred on December 12, 2008.

     On April 28, 2007, the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II, Inc. -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds.

     The following Portfolios are not available to contracts issued or on after May 1, 2007:

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

     Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares (formerly, Strategic Growth Portfolio).

     AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

     Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective May 1, 2007.

     The following Portfolios are not available to contracts issued on or after May 1, 2006:

     Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Service Class 2

     Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund

     J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio

     J.P. Morgan Series Trust II -- JPMorgan International Equity Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Small Company Portfolio

     J.P. Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity
     Portfolio

     MFS(R) Variable Insurance Trust -- MFS(R) New Discovery Series -- Service Class Shares

     The following Portfolios are not available to contracts issued on or after May 1, 2003:

     Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

     Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares

     Janus Aspen Series -- Global Technology Portfolio -- Service Shares

     Janus Aspen Series -- Large Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Mid Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Worldwide Growth Portfolio -- Service Shares

     PIMCO Variable Insurance Trust -- PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares

     All designated Portfolios listed above are series type mutual funds.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) BASIS OF PRESENTATION

     These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to the current year presentation.

     (b) INVESTMENTS

     SFAS 157, FAIR VALUE MEASUREMENTS, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

     -    LEVEL 1 - quoted prices in active markets for identical securities

     - LEVEL 2 - observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

     -    LEVEL 3 - unobservable inputs

     The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2008.

     The Separate Account does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under SFAS 157.

     Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

     (C) UNIT CLASSES

     There are several unit classes of subaccounts based on the annuity contract through which the subaccount are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form numbers NY1066 and NY1162 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contract.

     (D) FEDERAL INCOME TAXES

     The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

     (E) PAYMENTS DURING ANNUITIZATION

     Net assets allocated to the contracts in variable payout annuitization (variable income payments for the life of the annuitant) are computed in accordance to the mortality tables in effect at the time of contract issue. The assumed interest rate is an effective annual rate of 3%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from the GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

     (3) PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2008 were:

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares                          $   593,145   $   383,495
   AIM V.I. Capital Appreciation Fund -- Series I shares                       59,112       251,602
   AIM V.I. Core Equity Fund -- Series I shares                               107,080       220,323
   AIM V.I. Global Real Estate Fund -- Series II shares                     1,227,680     1,018,867
   AIM V.I. International Growth Fund -- Series II shares                  17,240,558    13,833,832
   AIM V.I. Large Cap Growth Fund -- Series I shares                          106,948        89,723
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares                     913       165,207
   Alger American SmallCap Growth Portfolio -- Class O Shares                  15,635       161,083
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B          7,374,152     2,920,351
   AllianceBernstein Global Technology Portfolio -- Class B                   100,648       242,427

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
   AllianceBernstein Growth and Income Portfolio -- Class B               $ 3,697,498   $ 2,891,804
   AllianceBernstein International Value Portfolio -- Class B              44,663,461    36,109,325
   AllianceBernstein Large Cap Growth Portfolio -- Class B                    286,077       551,618
   AllianceBernstein Small Cap Growth Portfolio -- Class B                    110,981        43,996
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I                                         476,974       404,982
   VP International Fund -- Class I                                         9,516,175     8,916,711
   VP Ultra(R) Fund -- Class I                                                252,114       347,745
   VP Value Fund -- Class I                                                   683,588       798,469
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II                                17,777,088     5,515,757
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III                               312,500       224,014
   BlackRock Global Allocation V.I. Fund -- Class III                      63,867,711    26,027,019
   BlackRock Large Cap Growth V.I. Fund -- Class III                          125,149        23,611
   BlackRock Value Opportunities V.I. Fund -- Class III                       279,475       278,578
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A                 1,615,560     1,265,818
   Columbia Marsico International Opportunities Fund, Variable
      Series -- Class B                                                    21,919,269    16,248,422
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        21,116        33,097
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares                                   142,233       115,377
Dreyfus Variable Investment Fund
   Money Market Portfolio                                                   6,181,287     4,413,024
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares                        301,686       293,154
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       640,440       487,905
   DWS Technology VIP -- Class B Shares                                        31,770        36,963
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund                                            16,918,709    17,263,922
   VT Worldwide Health Sciences Fund                                          568,593     1,169,184
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2                                          31,883         1,753
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares                        61,387        48,333
   Federated Capital Income Fund II                                            12,059        64,060
   Federated High Income Bond Fund II -- Primary Shares                        26,641       105,865
   Federated High Income Bond Fund II -- Service Shares                     1,660,334     3,922,558
   Federated Kaufmann Fund II -- Service Shares                             4,522,944     1,858,111
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class                            30,905       101,447
   VIP Asset Manager(SM) Portfolio -- Service Class 2                         548,919       371,662
   VIP Balanced Portfolio -- Service Class 2                               10,736,439     3,533,712
   VIP Contrafund(R) Portfolio -- Initial Class                               179,037       577,342
   VIP Contrafund(R) Portfolio -- Service Class 2                          23,976,869    26,739,752
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               33,864        48,445

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
   VIP Equity-Income Portfolio -- Initial Class                           $    42,486   $   168,013
   VIP Equity-Income Portfolio -- Service Class 2                          15,189,840    16,200,351
   VIP Growth & Income Portfolio -- Initial Class                              61,306       207,205
   VIP Growth & Income Portfolio -- Service Class 2                           564,909     1,236,483
   VIP Growth Opportunities Portfolio -- Initial Class                         14,982        69,418
   VIP Growth Portfolio -- Initial Class                                       25,568       237,665
   VIP Growth Portfolio -- Service Class 2                                    591,362       461,771
   VIP Investment Grade Bond Portfolio -- Service Class 2                  10,926,924    13,483,298
   VIP Mid Cap Portfolio -- Service Class 2                                 9,201,798    11,405,702
   VIP Overseas Portfolio -- Initial Class                                     82,170       251,814
   VIP Value Strategies Portfolio -- Service Class 2                          119,790        89,275
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares                       78,802,452    45,151,603
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares                833,054       841,900
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2
      Shares                                                               19,841,177     6,106,554
   Mutual Shares Securities Fund -- Class 2 Shares                         13,026,383     6,512,030
   Templeton Foreign Securities Fund -- Class 1 Shares                         10,948        25,054
   Templeton Foreign Securities Fund -- Class 2 Shares                     11,039,621    10,613,112
   Templeton Global Asset Allocation Fund -- Class 2 Shares                   201,558       170,754
   Templeton Global Income Securities Fund -- Class 1 Shares                    8,423        50,633
   Templeton Growth Securities Fund -- Class 2 Shares                       2,116,853       898,828
GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares                                   174,633       386,131
   Income Fund -- Class 1 Shares                                            1,520,687     2,238,353
   International Equity Fund -- Class 1 Shares                                161,887        93,498
   Mid-Cap Equity Fund -- Class 1 Shares                                    5,608,702     7,390,457
   Money Market Fund                                                       61,138,743    41,894,066
   Premier Growth Equity Fund -- Class 1 Shares                               109,038       461,493
   Real Estate Securities Fund -- Class 1 Shares                            3,275,529     2,282,492
   S&P 500(R) Index Fund                                                   11,125,056    25,038,986
   Small-Cap Equity Fund -- Class 1 Shares                                    648,493     2,428,012
   Total Return Fund -- Class 1 Shares                                      4,590,345    10,911,885
   Total Return Fund -- Class 3 Shares                                     85,925,648    47,534,130
   U.S. Equity Fund -- Class 1 Shares                                         305,318       497,824
Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund                                                 8,433           115
   Genworth Columbia Mid Cap Value Fund                                     2,990,084       439,882
   Genworth Davis NY Venture Fund                                             250,421           750
   Genworth Eaton Vance Large Cap Value Fund                                7,841,950     1,281,558
   Genworth Legg Mason Partners Aggressive Growth Fund                      9,112,192     1,689,908
   Genworth PIMCO StockPLUS Fund                                           13,247,789     2,017,440
   Genworth Putnam International Capital Opportunities Fund                 3,260,791       598,523
   Genworth Thornburg International Value Fund                              2,938,093       592,473
   Genworth Western Asset Management Core Plus Fixed Income Fund            7,766,812     1,550,485
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund                                         4,014        70,019
   Goldman Sachs Mid Cap Value Fund                                           392,789       833,785

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio                                                $   831,653   $ 1,089,133
   JPMorgan International Equity Portfolio                                    133,306       250,202
   JPMorgan Mid Cap Value Portfolio                                           497,709     1,139,493
   JPMorgan Small Company Portfolio                                            51,336        76,482
   JPMorgan U.S. Large Cap Core Equity Portfolio                                4,858        43,976
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares                                 285,140       590,601
   Balanced Portfolio -- Service Shares                                     6,326,537     3,939,062
   Flexible Bond Portfolio -- Institutional Shares                             18,531        89,576
   Forty Portfolio -- Institutional Shares                                     22,843       700,698
   Forty Portfolio -- Service Shares                                       18,079,806    10,159,056
   Global Life Sciences Portfolio -- Service Shares                             2,612        23,992
   Global Technology Portfolio -- Service Shares                                2,342        31,984
   International Growth Portfolio -- Institutional Shares                     279,819       424,913
   International Growth Portfolio -- Service Shares                           199,874       130,489
   Large Cap Growth Portfolio -- Institutional Shares                          40,455       249,267
   Large Cap Growth Portfolio -- Service Shares                                23,277       136,378
   Mid Cap Growth Portfolio -- Institutional Shares                           139,374       482,555
   Mid Cap Growth Portfolio -- Service Shares                                  19,422        64,222
   Worldwide Growth Portfolio -- Institutional Shares                          38,339       254,099
   Worldwide Growth Portfolio -- Service Shares                                90,426       182,068
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Balanced Portfolio -- Class 1                      12,124        24,597
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  6,779,335     6,685,854
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         2,992,224     2,558,474
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio --
      Class 1                                                                 422,696       155,068
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               2,207,963     1,917,982
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1            6,025,959     6,414,773
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            3,427,496     3,161,354
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           2,648,244     2,674,892
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II       228,579       336,092
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I         2,642        24,418
   Legg Mason Partners Variable Capital and Income Portfolio --
      Class II                                                                 81,085        99,630
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I         68,200       141,171
   Legg Mason Partners Variable Investors Portfolio -- Class I                  2,501         8,444
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I            19,570        18,287
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares               294,108       799,167
   MFS(R) Investors Trust Series -- Service Class Shares                      396,740     1,599,466
   MFS(R) New Discovery Series -- Service Class Shares                        245,501       153,309
   MFS(R) Strategic Income Series -- Service Class Shares                     699,156       556,120
   MFS(R) Total Return Series -- Service Class Shares                       6,500,673     5,739,635
   MFS(R) Utilities Series -- Service Class Shares                          2,087,243     2,267,985

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
Old Mutual Insurance Series Fund
   Old Mutual Growth II Portfolio                                         $     2,498   $   154,195
   Old Mutual Large Cap Growth Portfolio                                        8,007       351,800
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA                                                76,117       295,511
   Oppenheimer Balanced Fund/VA -- Service Shares                           4,437,044     2,259,228
   Oppenheimer Capital Appreciation Fund/VA                                    22,269       238,507
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares               1,494,596     1,938,230
   Oppenheimer Core Bond Fund/VA                                              180,057       400,975
   Oppenheimer Global Securities Fund/VA -- Service Shares                  7,159,032     3,921,222
   Oppenheimer High Income Fund/VA                                             22,330        26,033
   Oppenheimer Main Street Fund/VA -- Service Shares                       13,509,975     5,923,606
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares             12,439,290    11,900,289
   Oppenheimer MidCap Fund/VA                                                  14,629        84,068
   Oppenheimer MidCap Fund/VA -- Service Shares                                25,794        35,109
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares                          432,034       559,544
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative
      Class Shares                                                             10,037        45,349
   PIMCO High Yield Portfolio -- Administrative Class Shares                5,631,142     3,115,932
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class
      Shares                                                               25,168,711    20,323,340
   PIMCO Low Duration Portfolio -- Administrative Class Shares             83,906,525    80,560,177
   PIMCO Total Return Portfolio -- Administrative Class Shares             27,396,157    20,583,590
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares                       12,104,329    12,163,004
   Jennison Portfolio -- Class II Shares                                        6,131         6,847
   Natural Resources Portfolio -- Class II Shares                           5,828,399     3,433,479
Rydex Variable Trust
   NASDAQ - 100(R) Fund                                                        19,242        70,706
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares                             700,153       268,464
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares                                 82,849       104,813
   Comstock Portfolio -- Class II Shares                                   14,367,977    15,421,860
XTF Advisors Trust
   ETF 60 Portfolio -- Class II Shares                                        884,526     2,212,503

(4) RELATED PARTY TRANSACTIONS

     (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

     Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross purchase payments (premiums) recorded by GLICNY on its flexible variable deferred and immediate annuity contracts, less deductions for any applicable premium taxes.

     Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

     Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Footnote (6) demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The following table discloses the range of charges assessed under the contracts.

MORTALITY AND EXPENSE RISK CHARGE                             1.00% - 1.55% of the daily value of the assets invested
                                                              in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

ADMINISTRATIVE CHARGE                                         0.15% - 0.25% of the daily value of the assets invested
                                                              in each fund.
This charge is assessed through a reduction in unit values.

ANNUAL ADMINISTRATIVE CHARGE                                  $0 - $30 per contract year.
This charge is assessed through the redemption in units.

SURRENDER CHARGE                                              0.00% - 9.00% on the value of the accumulation units
                                                              purchased.
This charge is assessed through the redemption in units.

     (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

     Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

     (C) CAPITAL BROKERAGE CORPORATION

     Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

     (D) BONUS CREDIT

     For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $0.8 million and $1.7 million for the periods ended December 31, 2008 and 2007.

     (E) GENWORTH VARIABLE INSURANCE TRUST

     Genworth Variable Insurance Trust (the Fund) is an open-end diversified management investment company. Genworth Financial Wealth Management (Investment Advisor), a wholly-owned subsidiary of Genworth Financial, Inc., currently serves as investment advisor to the Fund. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 1.0% for the Genworth Calamos Growth Fund, 0.85% for the Genworth Columbia Mid Cap Value Fund, 0.75% for the Genworth Davis NY Venture Fund, 0.75% for the Genworth Eaton Vance Large Cap Value Fund, 0.70% for the Genworth Legg Mason Partners Aggressive Growth Fund, 0.60% for the Genworth PIMCO StockPLUS Fund, 0.95% for the Genworth Putnam International Capital Opportunities Fund, 0.90% for the Genworth Thornburg International Value Fund, and 0.65% for the Genworth Western Asset Management Core Plus Fixed Income Fund.

(5) CAPITAL TRANSACTIONS

     All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

     The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2008 and 2007 are reflected in the Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

     GLICNY offers several variable annuity products with subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2008, 2007, 2006, 2005 and 2004 follows. For periods subsequent to 2005, the expense ratios, unit values and total returns are presented as a range of minimum and maximum values based on the products identified as having the lowest and the highest contract expense rates within each subaccount. As the unit values and total returns are presented based on the products identified as having the lowest and highest contract expense rates, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the expense ratios, unit values and total returns are presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2008 and were available to contract owners during 2008.

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares
      2008                   1.45% to 1.85%     139,828   7.72 to 5.37      1,041        2.36%   (52.60)% to (52.80)%
      2007                   1.45% to 1.95%     147,454  16.29 to 9.96      2,313        0.38%    (0.11)% to (0.37)%
      2006                   1.45% to 2.10%     160,952  16.31 to 11.40     2,545        0.41%     11.31% to 10.58%
      2005                   1.45% to 1.85%     157,878  14.65 to 10.32     2,250        0.52%      3.90% to 3.23%
      2004                   1.45% to 1.80%     129,238  14.10 to 11.83     1,795        0.00%      9.23% to 8.84%
   AIM V.I. Capital Appreciation Fund -- Series I shares
      2008                   1.45% to 1.80%      55,101   6.27 to 6.82        367        0.00%   (43.33)% to (43.53)%
      2007                   1.45% to 1.80%      75,762  11.07 to 12.07       885        0.00%     10.38% to 9.99%
      2006                   1.45% to 2.10%      82,704  10.03 to 11.15       872        0.07%      4.76% to 4.07%
      2005                   1.45% to 1.80%      44,586  11.84 to 9.48        446        0.07%      7.26% to 6.88%
      2004                   1.45% to 1.80%      45,342   9.89 to 8.86        423        0.00%      5.08% to 4.71%
   AIM V.I. Core Equity Fund -- Series I shares
      2008                   1.45% to 1.85%      66,944   7.93 to 7.84        517        2.04%   (31.16)% to (31.44)%
      2007                   1.45% to 1.85%      76,482  11.52 to 11.44       880        1.02%      6.54% to 6.11%
      2006                   1.45% to 2.45%      89,539  10.81 to 10.74       967        0.56%      8.10% to 7.36%
      2005                   1.45% to 1.80%     109,225   9.33 to 8.25        940        0.79%      4.13% to 3.76%
      2004                   1.45% to 1.80%     125,234   8.98 to 7.94      1,037        0.45%      4.24% to 3.87%
   AIM V.I. Global Real Estate Fund -- Series II shares
      2008                   1.45% to 2.20%      69,095   8.15 to 6.33        454       10.70%   (45.52)% to (45.94)%
      2007                   1.45% to 2.20%      42,225  14.96 to 11.71       577        9.23%    (7.14)% to (7.85)%
      2006                   1.45% to 1.85%      16,378  16.11 to 14.46       263        2.58%     40.18% to 39.61%
      2005                   1.45% to 1.60%       3,389  11.49 to 11.48        39        2.77%     14.89% to 14.78%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   AIM V.I. International Growth Fund -- Series II shares
      2008                   1.15% to 2.55%     743,212   5.67 to 5.99      5,396        0.48%   (41.22)% to (42.05)%
      2007                   1.15% to 2.55%     533,253   9.65 to 10.34     7,486        0.53%   (60.83)% to 5.07%
      2006                   1.45% to 2.10%     204,571  15.54 to 14.22     2,783        1.76%     26.03% to 25.20%
      2005                   1.45% to 1.85%      51,153  12.33 to 11.37       627        0.94%     16.00% to 13.71%
      2004                   1.45% to 1.45%       9,724  10.63 to 10.63       103        0.00%      6.29% to 6.29%
   AIM V.I. Large Cap Growth Fund -- Series I shares
      2008                   1.45% to 1.60%      24,337   7.07 to 7.04        171        0.01%   (39.18)% to (39.28)%
      2007                   1.45% to 1.60%      22,488  11.63 to 11.60       261        0.04%     13.96% to 13.78%
      2006                   1.45% to 2.20%      20,850  10.20 to 10.15       213        0.17%      2.03% to 1.51%
      2005                   1.45% to 1.60%      21,122  12.58 to 12.52       265        0.67%      2.00% to 1.85%
      2004                   1.45% to 1.60%      16,122  12.34 to 12.29       198        0.17%      3.16% to 3.00%
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares
      2008                   1.40% to 1.40%      21,446   7.03 to 7.03        151        0.21%   (46.91)% to (46.91)%
      2007                   1.40% to 1.40%      35,657  13.23 to 13.23       472        0.35%     18.26% to 18.26%
      2006                   1.40% to 1.40%      51,334  11.19 to 11.19       575        0.13%      3.68% to 3.68%
      2005                   1.40% to 1.40%      64,903  10.79 to 10.79       701        0.23%     10.47% to 10.47%
      2004                   1.40% to 1.40%      72,967   9.77 to 9.77        713        0.00%      4.02% to 4.02%
   Alger American SmallCap Growth Portfolio -- Class O Shares
      2008                   1.40% to 1.40%      27,156   7.10 to 7.10        193        0.00%   (47.35)% to (47.35)%
      2007                   1.40% to 1.40%      40,688  13.49 to 13.49       549        0.00%     15.59% to 15.59%
      2006                   1.40% to 1.40%      66,572  11.67 to 11.67       777        0.00%     18.34% to 18.34%
      2005                   1.40% to 1.40%      82,007   9.86 to 9.86        809        0.00%     15.25% to 15.25%
      2004                   1.40% to 1.40%      93,792   8.56 to 8.56        803        0.00%     14.94% to 14.94%
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
      2008                   1.45% to 2.45%     710,556   7.01 to 6.92      4,887        3.33%   (31.22)% to (31.92)%
      2007                   1.45% to 2.45%     264,400  10.19 to 10.16     2,686        0.00%      5.98% to 4.59%
   AllianceBernstein Global Technology Portfolio -- Class B
      2008                   1.45% to 1.80%      27,723   9.11 to 8.93        245        0.00%   (48.23)% to (48.41)%
      2007                   1.45% to 1.80%      36,791  17.60 to 17.31       642        0.00%     18.15% to 17.73%
      2006                   1.45% to 2.10%      31,707  14.90 to 11.13       470        0.00%      6.81% to 6.11%
      2005                   1.45% to 1.80%      23,391  13.95 to 11.04       322        0.00%      2.15% to 1.79%
      2004                   1.45% to 1.80%      23,665  13.65 to 10.84       322        0.00%      3.56% to 3.20%
   AllianceBernstein Growth and Income Portfolio -- Class B
      2008                   1.40% to 2.20%     720,364   9.70 to 6.55      5,302        3.96%   (41.53)% to (42.00)%
      2007                   1.40% to 2.10%     715,181  16.60 to 12.01     9,232        1.52%      3.39% to 2.65%
      2006                   1.40% to 2.10%     755,540  16.05 to 11.71     9,463        1.14%     15.35% to 14.53%
      2005                   1.40% to 1.85%     739,428  13.92 to 10.23     8,040        1.24%      3.14% to 2.31%
      2004                   1.40% to 1.80%     656,846  13.49 to 10.09     6,931        0.74%      9.66% to 9.22%
   AllianceBernstein International Value Portfolio -- Class B
      2008                   1.15% to 2.55%   1,317,276   4.40 to 4.47      7,501        2.08%   (53.82)% to (54.48)%
      2007                   1.15% to 2.55%   1,300,461   9.52 to 9.83     17,245        2.26%   (83.43)% to (2.59)%
      2006                   1.45% to 2.10%     441,968  16.12 to 15.05     6,154        1.18%     33.17% to 32.29%
      2005                   1.45% to 1.85%      80,349  12.10 to 11.39       966        1.01%     14.84% to 13.91%
      2004                   1.60% to 1.60%       3,222  10.54 to 10.54        34        0.00%      5.38% to 5.38%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   AllianceBernstein Large Cap Growth Portfolio -- Class B
      2008                   1.45% to 1.85%     193,959    5.76 to 7.08     1,203        0.00%   (40.69)% to (40.94)%
      2007                   1.45% to 1.85%     224,757    9.71 to 11.99    2,366        0.00%     11.96% to 11.50%
      2006                   1.45% to 2.10%     249,614    8.68 to 10.72    2,364        0.00%    (2.08)% to (2.72)%
      2005                   1.45% to 1.85%     249,721   12.65 to 8.78     2,387        0.00%     13.18% to 10.30%
      2004                   1.45% to 1.80%     188,211   11.21 to 7.77     1,624        0.00%      6.77% to 6.40%
   AllianceBernstein Small Cap Growth Portfolio -- Class B
      2008                   1.45% to 1.80%      19,516    7.01 to 7.39       133        0.00%   (46.41)% to (46.60)%
      2007                   1.45% to 1.80%      12,340   13.09 to 13.85      165        0.00%     12.04% to 11.64%
      2006                   1.45% to 1.80%       9,706   11.68 to 12.40      116        0.00%      8.91% to 8.52%
      2005                   1.45% to 1.65%      10,475   11.52 to 10.63      117        0.00%      3.34% to 3.13%
      2004                   1.45% to 1.65%      10,472   11.16 to 10.30      114        0.00%     12.73% to 12.50%
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
      2008                   1.45% to 1.85%      53,837   10.55 to 7.29       559        1.97%   (35.54)% to (35.80)%
      2007                   1.45% to 1.85%      54,786   16.37 to 11.36      885        1.28%    (1.52)% to (1.93)%
      2006                   1.45% to 1.85%      28,453   16.62 to 11.58      465        1.77%     15.39% to 14.93%
      2005                   1.45% to 1.60%      21,185   14.41 to 14.33      304        1.86%      3.12% to 2.96%
      2004                   1.60% to 1.60%      11,847   13.92 to 13.92      165        1.37%     11.19% to 11.19%
   VP International Fund -- Class I
      2008                   1.45% to 2.20%     216,996   11.77 to 6.70     1,649        0.79%   (45.63)% to (46.04)%
      2007                   1.45% to 2.20%     190,697   21.64 to 12.42    2,771        0.54%     16.34% to 15.45%
      2006                   1.45% to 1.85%      86,714   18.60 to 13.83    1,199        1.15%     23.22% to 22.72%
      2005                   1.45% to 1.80%      13,711   15.10 to 14.92      206        1.02%     11.62% to 11.22%
      2004                   1.45% to 1.60%       9,080   13.53 to 13.48      122        0.21%     13.09% to 0.00%
   VP Ultra(R) Fund -- Class I
      2008                   1.45% to 1.85%      42,958    8.54 to 6.65       361        0.00%   (42.33)% to (42.57)%
      2007                   1.45% to 1.85%      58,491   14.80 to 11.58      856        0.00%     19.25% to 18.77%
      2006                   1.45% to 1.85%      62,792   12.41 to 9.75       771        0.00%    (4.67)% to (5.06)%
      2005                   1.45% to 1.80%      55,072   13.02 to 12.87      714        0.00%      0.69% to 0.33%
      2004                   1.45% to 1.80%      31,229   12.93 to 12.83      403        0.00%      8.91% to 0.00%
   VP Value Fund -- Class I
      2008                   1.45% to 1.95%      85,679   11.62 to 6.66       983        7.93%  (27.84)% to (28.21)%
      2007                   1.45% to 1.95%     113,695   16.11 to 9.28     1,810        6.70%   (6.52)% to (7.19)%
      2006                   1.45% to 1.85%     118,643   17.23 to 11.79    1,986        5.66%    16.94% to 16.46%
      2005                   1.45% to 1.80%     108,625   14.73 to 14.56    1,593        6.17%     3.52% to 3.15%
      2004                   1.45% to 1.60%      89,951   14.23 to 14.18    1,276        0.92%    12.68% to 12.50%
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
      2008                   1.15% to 2.55%   1,327,606   9.88 to 10.09    13,526        1.16%   (2.73)% to (4.11)%
      2007                   1.45% to 2.10%      92,682  10.76 to 10.74       994        4.61%     7.92% to 7.20%
      2006                   1.45% to 2.10%      91,275   9.97 to 10.02       914        3.30%     0.11% to (0.55)%
      2005                   1.45% to 1.85%      28,111  10.09 to 9.94        280        2.81%     0.87% to (0.57)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III
      2008                   1.45% to 1.85%      65,163   8.20 to 7.56          512      2.11%   (37.82)% to (38.08)%
      2007                   1.45% to 1.85%      57,948  13.19 to 12.21         760      2.55%      0.05% to (0.36)%
      2006                   1.45% to 2.10%      41,198  13.18 to 12.21         540      3.60%     19.84% to 19.05%
      2005                   1.45% to 1.70%      26,777  11.00 to 10.96         294      0.29%      1.14% to 0.88%
      2004                   1.45% to 1.70%       7,940  10.88 to 10.86          87      1.91%      8.78% to 8.60%
   BlackRock Global Allocation V.I. Fund -- Class III
      2008                   1.15% to 2.55%   6,313,532   7.86 to 8.55       55,768      3.05%   (20.60)% to (21.72)%
      2007                   1.45% to 2.55%   2,725,305  14.61 to 10.93      32,466      6.21%   (15.41)% to 14.10%
      2006                   1.45% to 2.10%     414,919  12.69 to 12.23       4,553     10.37%     14.72% to 13.97%
      2005                   1.45% to 1.70%       9,926  11.07 to 11.05         110      0.00%     10.65% to 10.46%
   BlackRock Large Cap Growth V.I. Fund -- Class III
      2008                   1.45% to 1.80%      27,003   7.73 to 7.60          207      0.42%   (41.75)% to (41.96)%
      2007                   1.45% to 1.80%      13,280  13.27 to 13.10         175      0.08%      6.49% to 6.11%
      2006                   1.45% to 2.10%       6,933  12.46 to 10.92          86      0.06%      5.33% to 4.64%
      2005                   1.45% to 1.60%       4,815  11.83 to 11.80          57      0.00%      8.87% to 8.71%
      2004                   1.60% to 1.60%       2,808  10.85 to 10.85          30      0.20%      8.53% to 8.53%
   BlackRock Value Opportunities V.I. Fund -- Class III
      2008                   1.45% to 1.85%      39,096   7.73 to 6.72          293      3.23%   (41.08)% to (41.32)%
      2007                   1.45% to 1.85%      38,767  13.12 to 11.45         506      5.09%    (2.59)% to (2.98)%
      2006                   1.45% to 2.10%      38,058  13.47 to 11.76         510     40.95%     10.65% to 9.93%
      2005                   1.45% to 1.85%      30,315  12.17 to 10.71         367      1.01%      8.52% to 7.06%
      2004                   1.45% to 1.60%       6,600  11.22 to 11.21          74     18.24%     12.17% to 12.05%
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A
      2008                   1.45% to 1.85%     328,028  10.53 to 7.41        2,950      0.32%   (40.33)% to (40.57)%
      2007                   1.45% to 2.10%     264,582  17.65 to 12.39       4,485      0.08%     15.76% to 15.00%
      2006                   1.45% to 2.10%     274,884  15.25 to 10.78       4,019      0.00%      4.56% to 3.87%
      2005                   1.45% to 1.85%     236,234  14.58 to 10.39       3,342      0.00%      5.89% to 3.86%
      2004                   1.45% to 1.80%     135,142  13.77 to 11.58       1,823      0.00%     11.40% to 0.00%
   Columbia Marsico International Opportunities Fund, Variable Series -- Class B
      2008                   1.15% to 2.55%     735,248   4.91 to 5.67        6,156     11.36%   (49.08)% to (49.80)%
      2007                   1.15% to 2.55%     651,295   9.64 to 11.29      11,990      1.88%   (62.57)% to 19.81%
      2006                   1.45% to 2.10%     370,335  22.01 to 14.62       6,741      1.27%     21.44% to 20.64%
      2005                   1.45% to 1.85%     219,663  18.12 to 12.13       3,904      1.07%     21.30% to 17.38%
      2004                   1.45% to 1.80%     147,137  15.39 to 12.48       2,231      0.52%     14.90% to 14.50%
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
      2008                   1.45% to 1.65%      34,907   5.92 to 5.83          227      0.75%   (35.38)% to (35.51)%
      2007                   1.45% to 1.65%      36,226   9.16 to 9.04          364      0.52%      6.21% to 6.00%
      2006                   1.45% to 1.85%      38,664   8.63 to 10.83         365      0.10%      7.62% to 7.19%
      2005                   1.45% to 1.65%      34,983   9.35 to 7.94          310      0.00%      2.12% to 1.91%
      2004                   1.45% to 1.65%      31,059   9.17 to 7.79          268      0.60%      4.67% to 4.46%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares
      2008                   1.45% to 1.80%      11,688   9.58 to 9.37          112      7.53%   (41.29)% to (41.49)%
      2007                   1.45% to 1.80%      11,484  16.32 to 16.01         187      2.46%      0.02% to (0.34)%
      2006                   1.45% to 1.85%       9,566  16.32 to 10.89         156      4.97%      6.19% to 5.76%
      2005                   1.45% to 1.60%       5,912  15.36 to 15.29          91      0.03%      7.59% to 7.43%
      2004                   1.45% to 1.60%       5,051  14.28 to 14.23          72      0.53%     12.82% to 12.64%
Dreyfus Variable Investment Fund
   Money Market Portfolio
      2008                   1.45% to 2.20%     269,911  10.68 to 10.46       2,859      2.14%      1.05% to 0.28%
      2007                   1.45% to 1.85%     104,014  10.57 to 10.63       1,091      4.69%      3.31% to 2.88%
      2006                   1.45% to 1.85%      79,760  10.23 to 10.33         812      4.52%      3.08% to 2.67%
      2005                   1.45% to 1.80%      67,367   9.93 to 9.81          665      2.67%      1.18% to 0.82%
      2004                   1.45% to 1.80%      77,640   9.81 to 9.73          759      0.63%      0.00% to (1.05%)
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares
      2008                   1.45% to 1.80%      47,991   8.81 to 8.61          421      7.27%   (46.94)% to (47.13)%
      2007                   1.45% to 1.80%      63,919  16.60 to 16.29       1,057      1.05%    (3.61)% to (3.96)%
      2006                   1.45% to 1.85%      54,725  17.22 to 11.91         938      1.26%     16.50% to 16.03%
      2005                   1.45% to 1.60%      40,696  14.78 to 14.71         599      1.31%      5.96% to 5.80%
      2004                   1.45% to 1.60%      33,493  13.95 to 13.90         466      1.10%     11.98% to 11.81%
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares
      2008                   1.45% to 1.80%      44,718  14.59 to 14.27         648      9.94%   (34.64)% to (34.87)%
      2007                   1.45% to 1.80%      59,173  22.32 to 21.91       1,312      3.81%      1.17% to 0.81%
      2006                   1.45% to 1.85%      50,721  22.07 to 12.67       1,113      0.41%     22.79% to 22.29%
      2005                   1.45% to 1.80%      30,157  17.97 to 17.76         540      0.31%      8.19% to 7.81%
      2004                   1.45% to 1.80%      20,944  16.61 to 16.47         347      0.28%     23.70% to 23.27%
   DWS Technology VIP -- Class B Shares
      2008                   1.45% to 1.80%      11,783   8.94 to 8.74          104      0.00%   (47.22)% to (47.41)%
      2007                   1.45% to 1.80%      11,822  16.94 to 16.63         199      0.00%     12.18% to 11.78%
      2006                   1.45% to 1.85%      13,491  15.10 to 10.25         203      0.00%    (1.02)% to (1.42)%
      2005                   1.45% to 1.80%      11,652  15.26 to 15.08         178      0.10%      1.77% to 1.41%
      2004                   1.45% to 1.80%       7,514  14.99 to 14.87         112      0.00%      0.01% to (0.35)%
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
      2008                   1.15% to 2.55%   1,160,869   7.22 to 6.93        8,834      5.63%   (27.98)% to (28.99)%
      2007                   1.15% to 2.55%   1,294,362  10.02 to 9.77       13,805      5.89%      3.46% to (3.46)%
      2006                   1.45% to 2.10%     815,961  10.91 to 10.43       8,850      5.81%      3.98% to 3.29%
      2005                   1.45% to 1.80%     727,191  10.50 to 10.33       7,593      4.06%      2.36% to 2.00%
      2004                   1.45% to 1.80%     548,039  10.25 to 10.12       5,599      2.76%      1.34% to 0.98%
   VT Worldwide Health Sciences Fund
      2008                   1.45% to 1.80%      92,436  13.90 to 13.59       1,246      0.00%    (8.43)% to (8.76)%
      2007                   1.45% to 1.80%     149,174  15.18 to 14.89       2,220      0.00%      4.62% to 4.25%
      2006                   1.45% to 2.10%     149,625  14.50 to 10.44       2,124      0.00%    (1.45)% to (2.10)%
      2005                   1.45% to 1.80%      77,332  14.72 to 11.78       1,118      0.00%      5.48% to 5.11%
      2004                   1.45% to 1.80%      58,737  13.95 to 11.20         803      0.00%      4.70% to 4.33%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2
      2008                   1.45% to 1.70%       8,109   8.90 to 8.80           65      0.00%   (28.46)% to (28.64)%
      2007                   1.45% to 1.70%       3,499  12.44 to 12.33          43      0.28%     10.11% to 9.83%
      2006                   1.45% to 2.10%       3,497  11.30 to 10.72          39      0.00%      4.17% to 3.49%
      2005                   1.45% to 1.70%       1,486  10.85 to 10.80          17      0.00%      2.07% to 1.81%
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares
      2008                   1.40% to 1.40%      16,009   7.80 to 7.80          125      6.62%   (34.72)% to (34.72)%
      2007                   1.45% to 1.40%      20,560  11.95 to 11.95         246      3.06%   (10.93)% to (10.93)%
      2006                   1.45% to 1.40%      41,427  13.42 to 13.42         556      2.44%     15.18% to 15.18%
      2005                   1.45% to 1.40%      56,133  11.65 to 11.65         654      1.54%      3.56% to 3.56%
      2004                   1.45% to 1.40%      63,965  11.25 to 11.25         719      1.41%      8.24% to 8.24%
   Federated Capital Income Fund II
      2008                   1.45% to 1.40%      15,764   7.79 to 7.79          123      5.90%   (21.50)% to (21.50)%
      2007                   1.45% to 1.40%      22,066   9.92 to 9.92          219      5.95%      2.57% to 2.57%
      2006                   1.45% to 1.40%      37,074   9.67 to 9.67          359      6.00%     14.03% to 14.03%
      2005                   1.45% to 1.40%      44,491   8.48 to 8.48          377      5.50%      4.80% to 4.80%
      2004                   1.45% to 1.40%      58,257   8.09 to 8.09          471      4.40%      8.38% to 8.38%
   Federated High Income Bond Fund II -- Primary Shares
      2008                   1.45% to 1.40%      12,518   9.45 to 9.45          118     11.69%   (27.03)% to (27.03)%
      2007                   1.45% to 1.40%      20,369  12.95 to 12.95         264      8.33%      1.97% to 1.97%
      2006                   1.45% to 1.40%      39,819  12.70 to 12.70         506      7.91%      9.26% to 9.26%
      2005                   1.45% to 1.40%      37,407  11.62 to 11.62         435      8.36%      1.23% to 1.23%
      2004                   1.45% to 1.40%      34,885  11.48 to 11.48         401      7.21%      8.91% to 8.91%
   Federated High Income Bond Fund II -- Service Shares
      2008                   1.45% to 2.10%     377,552  10.15 to 7.94        3,824     10.98%   (27.17)% to (27.65)%
      2007                   1.45% to 2.10%     594,397  13.94 to 10.97       8,284      7.26%      1.68% to 1.01%
      2006                   1.45% to 2.10%     517,591  13.71 to 10.86       7,095      7.69%      8.97% to 8.25%
      2005                   1.45% to 1.85%     369,658  12.81 to 10.05       4,658      6.59%      0.79% to 0.44%
      2004                   1.45% to 1.80%     178,884  12.73 to 11.06       2,243      6.04%      8.56% to 8.18%
   Federated Kaufmann Fund II -- Service Shares
      2008                   1.15% to 2.55%     575,170   5.66 to 6.28        4,829      2.47%   (42.58)% to (43.39)%
      2007                   1.45% to 1.80%     199,236  22.03 to 21.67       4,211      1.68%     18.87% to 18.45%
      2006                   1.45% to 2.10%     196,003  18.54 to 12.00       3,466      0.58%     12.94% to 12.20%
      2005                   1.45% to 1.80%     169,389  16.41 to 12.63       2,662      0.00%      9.27% to 8.89%
      2004                   1.45% to 1.80%     117,009  15.02 to 11.59       1,715      0.00%     12.82% to 12.42%
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class
      2008                   1.45% to 1.40%      17,549   9.65 to 9.65          169      8.59%   (29.72)% to (29.72)%
      2007                   1.45% to 1.40%      25,274  13.73 to 13.73         347      6.49%     13.88% to 13.88%
      2006                   1.45% to 1.40%      23,134  12.06 to 12.06         279      2.81%      5.82% to 5.82%
      2005                   1.45% to 1.40%      26,984  11.40 to 11.40         307      2.79%      2.59% to 2.59%
      2004                   1.45% to 1.40%      28,918  11.11 to 11.11         321      2.59%      3.99% to 3.99%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   VIP Asset Manager(SM) Portfolio -- Service Class 2
      2008                   1.45% to 1.85%      92,591   8.90 to 8.46          797      8.44%   (29.94)% to (30.22)%
      2007                   1.45% to 1.85%      88,970  12.70 to 12.12       1,092      5.68%     13.50% to 13.03%
      2006                   1.45% to 2.10%     105,495  11.19 to 10.68       1,146      2.33%      5.59% to 4.89%
      2005                   1.45% to 2.10%      67,242  10.60 to 10.19         698      0.33%      2.28% to 1.87%
      2004                   1.45% to 1.60%       1,649  10.36 to 10.35          17      0.00%      3.63% to 3.52%
   VIP Balanced Portfolio -- Service Class 2
      2008                   1.45% to 2.55%   1,454,207   7.25 to 6.45       10,172      2.88%   (35.10)% to (35.83)%
      2007                   1.45% to 2.55%     734,604  11.17 to 10.05       8,065      3.79%     10.61% to 0.71%
      2006                   1.45% to 2.45%     108,030  10.43 to 10.36       1,122      0.00%      4.30% to 3.60%
   VIP Contrafund(R) Portfolio -- Initial Class
      2008                   1.45% to 1.40%      92,567  11.35 to 11.35       1,051      0.99%   (43.32)% to (43.32)%
      2007                   1.45% to 1.40%     120,994  20.02 to 20.02       2,423      4.58%     15.94% to 15.94%
      2006                   1.45% to 1.40%     185,766  17.27 to 17.27       3,208      1.28%     10.16% to 10.16%
      2005                   1.45% to 1.40%     216,686  15.68 to 15.68       3,397      0.30%     15.31% to 15.31%
      2004                   1.45% to 1.40%     211,508  13.60 to 13.60       2,876      0.34%     13.86% to 13.86%
   VIP Contrafund(R) Portfolio -- Service Class 2
      2008                   1.45% to 2.25%   1,735,349   9.94 to 6.42       16,224      0.75%   (43.52)% to (43.98)%
      2007                   1.15% to 2.55%   2,178,605   9.80 to 10.97      36,516      6.02%   (34.76)% to 14.76%
      2006                   1.45% to 2.10%   1,669,583  15.22 to 11.89      25,289      1.07%      9.82% to 9.10%
      2005                   1.45% to 1.80%   1,223,385  14.41 to 13.72      17,192      0.10%     14.96% to 14.55%
      2004                   1.45% to 1.80%     518,404  12.55 to 11.96       6,394      0.15%     13.49% to 13.09%
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
      2008                   1.45% to 1.70%      23,216   9.59 to 8.56          217      0.48%   (42.20)% to (42.35)%
      2007                   1.45% to 1.80%      23,726  16.59 to 16.31         390      6.24%      5.17% to 4.80%
      2006                   1.45% to 2.10%      13,774  15.77 to 12.36         216      0.26%     12.17% to 11.43%
      2005                   1.45% to 1.70%      11,160  14.06 to 12.65         157      0.00%     18.93% to 18.63%
      2004                   1.45% to 1.70%         624  11.82 to 10.67           8      0.00%      0.00% to (0.44)%
   VIP Equity-Income Portfolio -- Initial Class
      2008                   1.45% to 1.40%      68,409   8.60 to 8.60          588      2.46%   (43.46)% to (43.46)%
      2007                   1.45% to 1.40%      78,815  15.21 to 15.21       1,199      1.95%      0.10% to 0.10%
      2006                   1.45% to 1.40%     124,294  15.19 to 15.19       1,888      4.53%     18.52% to 18.52%
      2005                   1.45% to 1.40%     172,214  12.82 to 12.82       2,208      2.06%      4.39% to 4.39%
      2004                   1.45% to 1.40%     187,385  12.28 to 12.28       2,301      1.56%      9.97% to 9.97%
   VIP Equity-Income Portfolio -- Service Class 2
      2008                   1.45% to 2.25%     698,722   7.33 to 5.54        5,077      1.55%   (43.64)% to (44.10)%
      2007                   1.15% to 2.55%   1,070,884   9.64 to 9.38       13,459      2.64%   (45.31)% to (9.14)%
      2006                   1.45% to 2.10%     669,782  13.03 to 12.16       8,918      4.24%     18.20% to 17.42%
      2005                   1.45% to 1.85%     651,537  12.49 to 10.36       7,340      1.75%      4.04% to 3.65%
      2004                   1.45% to 1.80%     569,801  12.04 to 10.52       6,164      1.15%      9.62% to 9.23%
   VIP Growth & Income Portfolio -- Initial Class
      2008                   1.45% to 1.40%      25,372   7.88 to 7.88          200      3.52%   (42.52)% to (42.52)%
      2007                   1.45% to 1.40%      41,008  13.71 to 13.71         562      4.94%     10.55% to 10.55%
      2006                   1.45% to 1.40%      74,507  12.40 to 12.40         924      0.96%     11.60% to 11.60%
      2005                   1.45% to 1.40%      96,118  11.11 to 11.11       1,068      1.52%      6.13% to 6.13%
      2004                   1.45% to 1.40%     108,648  10.47 to 10.47       1,138      0.90%      4.31% to 4.31%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   VIP Growth & Income Portfolio -- Service Class 2
      2008                   1.45% to 1.80%     187,975   7.31 to 7.48        1,389       3.00%  (42.74)% to (42.95)%
      2007                   1.45% to 1.80%     278,837  12.76 to 13.12       3,625       4.09%    10.23% to 9.83%
      2006                   1.45% to 2.10%     296,700  11.58 to 11.93       3,505       0.70%    11.22% to 10.49%
      2005                   1.45% to 1.80%     305,237  11.57 to 10.31       3,242       1.22%     5.85% to 5.47%
      2004                   1.45% to 1.80%     260,302  10.96 to 9.76        2,615       0.56%      3.99% to 3.62%
   VIP Growth Opportunities Portfolio -- Initial Class
      2008                   1.40% to 1.40%      24,442   4.88 to 4.88          119       0.38%  (55.65)% to (55.65)%
      2007                   1.40% to 1.40%      30,097  11.00 to 11.00         331       0.00%    21.45% to 21.45%
      2006                   1.40% to 1.40%      46,104   9.06 to 9.06          418       0.74%     3.98% to 3.98%
      2005                   1.40% to 1.40%      60,379   8.71 to 8.71          526       0.93%     7.37% to 7.37%
      2004                   1.40% to 1.40%      69,551   8.11 to 8.11          564       0.56%     5.69% to 5.69%
   VIP Growth Portfolio -- Initial Class
      2008                   1.40% to 1.40%      56,296   7.11 to 7.11          400       0.76%  (47.91)% to (47.91)%
      2007                   1.40% to 1.40%      73,108  13.65 to 13.65         998       0.93%    25.18% to 25.18%
      2006                   1.40% to 1.40%     101,370  10.90 to 10.90       1,105       0.41%     5.36% to 5.36%
      2005                   1.40% to 1.40%     128,725  10.35 to 10.35       1,332       0.51%     4.32% to 4.32%
      2004                   1.40% to 1.40%     150,434   9.92 to 9.92        1,492       0.27%     1.93% to 1.93%
   VIP Growth Portfolio -- Service Class 2
      2008                   1.45% to 2.10%     219,313   5.74 to 6.92        1,322       0.60%  (48.07)% to (48.42)%
      2007                   1.45% to 2.10%     203,223  11.05 to 13.41       2,367       0.46%    24.81% to 23.99%
      2006                   1.45% to 2.10%     221,605   8.85 to 10.82       2,071       0.16%     5.03% to 4.34%
      2005                   1.45% to 1.85%     229,870  11.12 to 8.35        2,037       0.25%     3.98% to 3.61%
      2004                   1.45% to 1.80%     223,397  10.72 to 8.05        1,914       0.11%     1.63% to 1.27%
   VIP Investment Grade Bond Portfolio -- Service Class 2
      2008                   1.45% to 2.25%      46,490   9.62 to 9.49          446       2.31%   (4.86)% to (5.63)%
      2007                   1.15% to 2.55%     347,294  10.09 to 10.04       3,497       0.10%    16.01% to 0.55%
   VIP Mid Cap Portfolio -- Service Class 2
      2008                   1.40% to 2.25%     573,688  14.96 to 6.71        7,308       5.06%  (40.45)% to (40.97)%
      2007                   1.15% to 2.55%     932,561   9.78 to 10.55      18,948       0.60%  (38.24)% to 8.25%
      2006                   1.40% to 2.10%     828,300  22.09 to 12.19      15,885       1.17%    10.84% to 10.05%
      2005                   1.40% to 1.85%     727,992  19.93 to 11.09      12,602       0.00%    16.37% to 10.86%
      2004                   1.40% to 1.80%     389,465  17.13 to 13.15       5,774       0.00%    22.91% to 22.41%
   VIP Overseas Portfolio -- Initial Class
      2008                   1.40% to 1.40%      22,460   9.09 to 9.09          204       4.80%  (44.59)% to (44.59)%
      2007                   1.40% to 1.40%      39,584  16.41 to 16.41         650       3.25%    15.66% to 15.66%
      2006                   1.40% to 1.40%      57,246  14.19 to 14.19         812       1.60%    16.43% to 16.43%
      2005                   1.40% to 1.40%      65,193  12.19 to 12.19         794       1.18%    17.39% to 17.39%
      2004                   1.40% to 1.40%      73,980  10.38 to 10.38         768       1.20%    12.04% to 12.04%
   VIP Value Strategies Portfolio -- Service Class 2
      2008                   1.45% to 1.80%      31,213   6.49 to 6.38          202      15.58%  (51.99)% to (52.17)%
      2007                   1.45% to 1.80%      33,726  13.52 to 13.34         454       6.67%     3.90% to 3.53%
      2006                   1.45% to 2.10%      22,966  13.01 to 11.65         298       1.92%    14.33% to 13.58%
      2005                   1.45% to 1.70%      23,798  11.38 to 11.33         271       0.09%     0.95% to 0.69%
      2004                   1.45% to 1.70%      11,647  11.27 to 11.25         131       0.00%    12.74% to 12.55%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares
      2008                   1.15% to 2.55%  11,580,979   6.86 to 6.60       87,782       6.15%  (30.47)% to (31.45)%
      2007                   1.45% to 2.55%   8,556,750  12.40 to 9.63       97,169       3.41%     3.33% to (5.51)%
      2006                   1.45% to 2.10%   2,999,655  12.13 to 11.29      34,118       2.54%    16.53% to 15.76%
      2005                   1.45% to 2.10%     380,704  10.41 to 9.75        3,812       0.04%     4.07% to (2.48)%
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares
      2008                   1.45% to 1.95%      41,287   9.64 to 6.69          379       3.78%  (35.48)% to (35.81)%
      2007                   1.45% to 1.95%      46,099  14.93 to 10.42         662       0.82%     4.68% to 4.18%
      2006                   1.45% to 1.85%      82,175  14.27 to 10.90       1,037       0.70%     9.29% to 8.85%
      2005                   1.45% to 1.60%      27,455  13.05 to 12.99         358       0.57%   (0.40)% to (0.55)%
      2004                   1.45% to 1.60%      19,546  13.11 to 13.06         255       0.43%     6.37% to 6.21%
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares
      2008                   1.45% to 2.55%   2,297,102   6.27 to 6.17       14,294       2.96%  (36.80)% to (37.51)%
      2007                   1.45% to 2.55%     805,962   9.92 to 9.88        7,970       0.00%   (2.52)% to (3.43)%
   Mutual Shares Securities Fund -- Class 2 Shares
      2008                   1.15% to 2.55%   1,297,225   6.02 to 5.86        9,528       3.12%  (37.83)% to (38.72)%
      2007                   1.45% to 2.20%     371,527  17.38 to 10.99       5,631       2.25%     1.97% to 1.19%
      2006                   1.45% to 1.85%     223,286  17.04 to 12.40       3,155       1.19%    16.67% to 16.20%
      2005                   1.45% to 1.80%      33,351  14.61 to 14.44         485       0.94%     8.96% to 8.57%
      2004                   1.45% to 1.80%      27,794  13.41 to 13.30         371       0.78%    11.00% to 10.61%
   Templeton Foreign Securities Fund -- Class 1 Shares
      2008                   1.40% to 1.40%       4,067   8.99 to 8.99           37       4.00%  (41.07)% to (41.07)%
      2007                   1.40% to 1.40%       5,660  15.26 to 15.26          86       2.39%    14.16% to 14.16%
      2006                   1.40% to 1.40%       9,537  13.37 to 13.37         127       1.46%    20.00% to 20.00%
      2005                   1.40% to 1.40%       3,684  11.14 to 11.14          41       1.40%     8.94% to 8.94%
   Templeton Foreign Securities Fund -- Class 2 Shares
      2008                   1.45% to 2.20%     314,570  12.65 to 7.10        3,021       3.42%  (41.24)% to (41.69)%
      2007                   1.45% to 2.20%     341,692  21.54 to 12.18       5,688       2.13%    13.77% to 12.90%
      2006                   1.45% to 1.85%     190,711  18.93 to 12.96       3,124       1.19%    19.69% to 19.20%
      2005                   1.45% to 1.80%      90,508  15.82 to 15.63       1,424       1.14%     8.58% to 8.19%
      2004                   1.45% to 1.80%      78,991  14.57 to 14.45       1,147       1.06%    16.81% to 16.40%
   Templeton Global Asset Allocation Fund -- Class 2 Shares
      2008                   1.45% to 1.80%      32,853  14.59 to 14.27         477      11.62%  (26.18)% to (26.45)%
      2007                   1.45% to 1.80%      40,256  19.77 to 19.40         792      17.82%     8.41% to 8.02%
      2006                   1.45% to 1.85%      30,427  18.24 to 12.29         553       6.66%    19.36% to 18.88%
      2005                   1.45% to 1.80%      24,283  15.28 to 15.10         370       2.78%     2.06% to 1.70%
      2004                   1.45% to 1.80%       8,402  14.97 to 14.85         125       2.89%    14.04% to 13.64%
   Templeton Global Income Securities Fund -- Class 1 Shares
      2008                   1.40% to 1.40%       3,720  12.46 to 12.46          46       3.84%     4.97% to 4.97%
      2007                   1.40% to 1.40%       7,313  11.87 to 11.87          87       3.59%     9.71% to 9.71%
      2006                   1.40% to 1.40%      16,256  10.82 to 10.82         176       3.20%    11.56% to 11.56%
      2005                   1.40% to 1.40%      22,046   9.70 to 9.70          214       2.36%   (4.27)% to (4.27)%
      2004                   1.40% to 1.40%         395  10.13 to 10.13           4       0.00%     1.28% to 1.28%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Templeton Growth Securities Fund -- Class 2 Shares
      2008                   1.45% to 2.20%     360,804   6.34 to 6.21        2,215       1.58%  (43.16)% to (43.59)%
      2007                   1.45% to 1.80%     185,703  11.15 to 11.08       2,066       1.50%     0.86% to 0.49%
      2006                   1.45% to 2.45%      40,008  11.05 to 10.98         442       0.33%    10.55% to 9.80%
   GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares
      2008                   1.45% to 1.80%     146,011   8.40 to 8.68        1,239       1.25%  (33.91)% to (34.15)%
      2007                   1.45% to 1.80%     163,427  12.70 to 13.19       2,133       1.91%     8.49% to 8.11%
      2006                   1.45% to 2.10%     179,951  11.71 to 11.74       2,167       1.85%    16.15% to 15.38%
      2005                   1.45% to 1.80%     179,238  11.83 to 9.99        1,863       1.29%     2.56% to 2.19%
      2004                   1.45% to 1.80%     162,869  11.56 to 9.76        1,657       1.31%     7.98% to 7.60%
   Income Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     249,065  13.09 to 10.81       2,728       4.77%   (6.44)% to (6.82)%
      2007                   1.40% to 1.80%     317,169  13.99 to 11.60       3,774       5.76%     3.35% to 2.93%
      2006                   1.40% to 2.10%     571,907  13.54 to 10.19       6,423       6.48%     2.92% to 2.18%
      2005                   1.40% to 1.80%     347,018  13.15 to 10.21       3,986       4.97%     0.61% to 0.21%
      2004                   1.40% to 1.80%     361,702  13.07 to 10.18       4,152       5.88%     1.97% to 1.56%
   International Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.40%      11,387   8.88 to 8.88          101       6.12%  (46.60)% to (46.60)%
      2007                   1.40% to 1.40%      13,233  16.63 to 16.63         220       1.73%    21.25% to 21.25%
      2006                   1.40% to 1.40%      14,355  13.72 to 13.72         197       1.10%    22.95% to 22.95%
      2005                   1.40% to 1.40%      15,925  11.16 to 11.16         178       1.03%    16.55% to 16.55%
      2004                   1.40% to 1.40%      22,411   9.57 to 9.57          215       1.06%    14.23% to 14.23%
   Mid-Cap Equity Fund -- Class 1 Shares
      2008                   1.40% to 2.25%     244,140  12.11 to 6.70        2,304       0.22%  (38.69)% to (39.22)%
      2007                   1.15% to 2.55%     475,563   9.75 to 10.21       6,953       2.22%  (43.45)% to 3.13%
      2006                   1.40% to 2.10%     376,443  17.79 to 11.12       5,515       1.52%     6.89% to 6.13%
      2005                   1.40% to 1.85%     406,786  16.64 to 10.49       5,654       2.60%    10.18% to 4.91%
      2004                   1.40% to 1.80%     386,807  15.11 to 11.91       4,924       1.12%    14.40% to 13.94%
   Money Market Fund
      2008                   1.40% to 2.45%  15,776,834  12.19 to 10.37      30,509       1.71%     0.81% to (0.26)%
      2007                   1.40% to 2.20%   7,478,410  12.09 to 10.44      11,295       4.78%     3.45% to 2.60%
      2006                   1.40% to 2.10%   6,001,548  11.69 to 10.30       9,298       4.54%     3.17% to 2.43%
      2005                   1.40% to 1.85%   4,481,391  11.33 to 0.99        6,895       2.76%      1.37% to 0.69%
      2004                   1.40% to 1.80%   3,989,644  11.18 to 0.98        6,254       1.00%    (0.46)% to (0.86)%
   Premier Growth Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     123,394   6.38 to 6.92          863       0.41%  (37.55)% to (37.80)%
      2007                   1.40% to 1.80%     163,769  10.21 to 11.13       1,819       0.42%     3.86% to 3.43%
      2006                   1.40% to 2.10%     240,727   9.83 to 10.72       2,512       0.41%     7.55% to 6.78%
      2005                   1.40% to 1.80%     293,875  11.13 to 9.14        2,829       0.37%    (0.12)% to (0.53)%
      2004                   1.40% to 1.80%     308,207  11.17 to 9.15        2,920       0.65%      5.53% to 5.11%
   Real Estate Securities Fund -- Class 1 Shares
      2008                   1.15% to 2.55%     419,691   5.70 to 5.06        3,530       6.22%  (36.77)% to (37.67)%
      2007                   1.40% to 1.80%     184,849  26.60 to 19.42       3,739       6.36%  (16.06)% to (16.40)%
      2006                   1.40% to 2.10%     197,475  31.69 to 13.26       4,802       2.92%    31.17% to 30.24%
      2005                   1.40% to 1.80%     191,031  24.16 to 14.85       3,569       6.63%    10.22% to 9.78%
      2004                   1.40% to 1.80%     137,678  21.92 to 13.51       2,430       6.94%    30.51% to 29.99%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   S&P 500(R) Index Fund
      2008                   1.40% to 2.25%   1,958,296   7.78 to 6.29       14,564       1.58%  (38.28)% to (38.82)%
      2007                   1.15% to 2.55%   3,517,982   9.69 to 9.82       42,063       1.73%  (53.88)% to (2.71)%
      2006                   1.40% to 2.10%   3,485,365  12.17 to 11.52      40,507       1.68%    13.82% to 13.01%
      2005                   1.40% to 1.80%   3,620,472  11.98 to 9.85       37,084       1.73%     3.05% to 2.63%
      2004                   1.40% to 1.80%   3,112,538  11.66 to 9.58       31,124       2.03%     8.91% to 8.47%
   Small-Cap Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     268,919  10.92 to 8.53        2,451       0.41%  (38.47)% to (38.72)%
      2007                   1.40% to 1.85%     400,457  17.74 to 11.34       5,981       3.04%     0.95% to 0.48%
      2006                   1.40% to 2.10%     427,366  17.58 to 11.25       6,337       0.78%    11.69% to 10.89%
      2005                   1.40% to 1.80%     412,644  15.74 to 12.45       5,519       1.09%     8.00% to 7.57%
      2004                   1.40% to 1.80%     380,119  14.57 to 11.57       4,710       5.83%    13.53% to 13.08%
   Total Return Fund -- Class 1 Shares
      2008                   1.40% to 2.10%   1,880,860  11.43 to 8.65       18,765       1.80%  (30.28)% to (30.77)%
      2007                   1.40% to 2.10%   2,365,482  16.40 to 12.50      34,267       2.44%    10.11% to 9.32%
      2006                   1.40% to 2.10%   2,336,793  14.89 to 11.44      30,823       1.96%    12.16% to 11.37%
      2005                   1.40% to 2.10%   1,810,784  13.28 to 10.27      21,850       2.28%     2.80% to 1.81%
      2004                   1.40% to 1.80%     728,066  12.99 to 11.21       8,902       2.48%    10.33% to 6.24%
   Total Return Fund -- Class 3 Shares
      2008                   1.45% to 2.55%  12,950,121   8.13 to 7.17       98,633       2.24%  (30.39)% to (31.17)%
      2007                   1.40% to 2.55%   8,909,381  11.67 to 10.42     101,761       3.58%     9.89% to 6.37%
      2006                   1.40% to 2.45%   2,539,286  10.62 to 10.55      26,848       4.45%     6.24% to 5.49%
   U.S. Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     130,897   8.90 to 7.64          990       1.74%  (36.95)% to (37.21)%
      2007                   1.40% to 1.80%     143,327  14.11 to 12.17       1,768       0.81%     6.49% to 6.06%
      2006                   1.40% to 2.10%     237,436  13.25 to 11.47       2,860       1.37%    14.50% to 13.69%
      2005                   1.40% to 1.80%     283,750  11.57 to 9.53        3,031       1.08%     1.08% to 0.67%
      2004                   1.40% to 1.80%     340,993  11.45 to 9.46        3,690       1.35%     6.65% to 6.22%
   Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund
      2008                   1.70% to 1.70%       1,352   6.43 to 6.43            9       0.00%  (75.52)% to (75.52)%
   Genworth Columbia Mid Cap Value Fund
      2008                   1.15% to 2.55%     383,490   6.58 to 6.55        2,519       0.73%  (73.59)% to (73.96)%
   Genworth Davis NY Venture Fund
      2008                   1.45% to 1.70%      35,816   7.02 to 7.01          251       0.27%  (67.57)% to (67.65)%
   Genworth Eaton Vance Large Cap Value Fund
      2008                   1.15% to 2.55%     904,145   7.60 to 7.57        6,859       0.61%  (58.22)% to (58.81)%
   Genworth Legg Mason Partners Aggressive Growth Fund
      2008                   1.15% to 2.55%   1,073,627   7.48 to 7.44        8,009       0.07%  (60.39)% to (60.95)%
   Genworth PIMCO StockPLUS Fund
      2008                   1.15% to 2.55%   1,487,679   7.25 to 7.21       10,759       4.68%  (64.12)% to (64.63)%
   Genworth Putnam International Capital Opportunities Fund
      2008                   1.15% to 2.55%     422,230   6.88 to 6.85        2,901       0.00%  (69.53)% to (69.95)%
   Genworth Thornburg International Value Fund
      2008                   1.15% to 2.55%     331,749   7.66 to 7.62        2,534       0.46%  (57.28)% to (57.88)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Genworth Western Asset Management Core Plus Fixed Income Fund
      2008                   1.15% to 2.55%     622,817  10.59 to 10.55       6,585      0.90%     20.16% to 18.48%
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund
      2008                   1.40% to 1.40%       9,686   8.37 to 8.37           81      1.77%   (35.44)% to (35.44)%
      2007                   1.40% to 1.40%      15,174  12.97 to 12.97         197      2.81%      0.07% to 0.07%
      2006                   1.40% to 1.40%      25,952  12.96 to 12.96         336      1.42%     20.92% to 20.92%
      2005                   1.40% to 1.40%      48,438  10.72 to 10.72         519      1.67%      2.48% to 2.48%
      2004                   1.40% to 1.40%      47,728  10.46 to 10.46         499      1.57%     17.13% to 17.13%
   Goldman Sachs Mid Cap Value Fund
      2008                   1.40% to 2.10%      70,748  15.95 to 7.26          744      0.89%   (37.94)% to (38.38)%
      2007                   1.40% to 2.10%      91,608  25.69 to 11.78       1,694      2.96%      1.75% to 1.02%
      2006                   1.40% to 2.10%     121,653  25.25 to 11.66       2,488      2.89%     14.54% to 13.73%
      2005                   1.40% to 1.85%     118,616  22.04 to 10.27       2,311      3.15%     13.89% to 2.67%
      2004                   1.40% to 1.40%      95,801  19.81 to 19.81       1,898      4.39%     24.12% to 24.12%
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio
      2008                   1.45% to 1.85%     142,267   9.21 to 8.39        1,298      9.11%   (17.17)% to (17.51)%
      2007                   1.45% to 1.85%     178,732  11.12 to 10.17       1,972      6.89%    (0.15)% to (0.56)%
      2006                   1.45% to 1.85%     178,097  11.13 to 10.23       1,970      4.13%      2.63% to 2.22%
      2005                   1.45% to 1.80%     174,160  10.85 to 10.72       1,880      4.36%      1.32% to 0.97%
      2004                   1.45% to 1.80%     119,093  10.71 to 10.62       1,271      3.39%      2.78% to 2.41%
   JPMorgan International Equity Portfolio
      2008                   1.45% to 1.85%      11,494  12.28 to 8.21          139      2.04%   (42.21)% to (42.44)%
      2007                   1.45% to 1.85%      24,636  21.25 to 14.27         519      0.94%      7.74% to 7.30%
      2006                   1.45% to 1.85%      18,670  19.73 to 13.29         365      0.75%     20.27% to 19.79%
      2005                   1.45% to 1.80%      10,475  16.40 to 16.21         171      0.72%      9.09% to 8.71%
      2004                   1.60% to 1.80%       6,873  14.98 to 14.91         102      0.48%     16.48% to 16.24%
   JPMorgan Mid Cap Value Portfolio
      2008                   1.45% to 1.85%     124,037  12.76 to 7.62        1,562      1.48%   (34.18)% to (34.45)%
      2007                   1.45% to 1.85%     181,666  19.38 to 11.62       3,485      2.35%      0.96% to 0.55%
      2006                   1.45% to 1.85%     189,170  19.20 to 11.55       3,600      1.75%     15.15% to 14.68%
      2005                   1.45% to 1.80%     186,166  16.67 to 16.48       3,090      0.96%      7.63% to 7.25%
      2004                   1.45% to 1.80%     141,948  15.49 to 15.36       2,191      0.56%     19.30% to 18.88%
   JPMorgan Small Company Portfolio
      2008                   1.45% to 1.80%      20,186  11.62 to 11.36         232      2.34%   (32.97)% to (33.21)%
      2007                   1.45% to 1.80%      23,380  17.34 to 17.01         402      0.51%    (7.04)% to (7.38)%
      2006                   1.45% to 1.85%      25,985  18.65 to 11.24         482      0.78%     13.34% to 12.88%
      2005                   1.45% to 1.80%      27,264  16.45 to 16.26         446      0.00%      1.92% to 1.56%
      2004                   1.45% to 1.80%      22,184  16.14 to 16.01         358      0.00%     25.33% to 24.88%
   JPMorgan U.S. Large Cap Core Equity Portfolio
      2008                   1.45% to 1.80%       9,531  10.00 to 9.78           94      1.33%   (34.94)% to (35.17)%
      2007                   1.45% to 1.80%      12,487  15.38 to 15.09         190      1.08%      0.18% to (0.18)%
      2006                   1.45% to 1.85%      12,949  15.35 to 11.50         197      1.01%     14.89% to 14.42%
      2005                   1.45% to 1.80%      13,739  13.36 to 13.21         182      1.17%    (0.12)% to (0.47)%
      2004                   1.45% to 1.80%      12,717  13.38 to 13.27         169      0.83%      7.90% to 0.00%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%     112,505  14.78 to 14.78       1,663      2.62%   (17.02)% to (17.02)%
      2007                   1.40% to 1.40%     141,408  17.81 to 17.81       2,518      2.47%      8.98% to 8.98%
      2006                   1.40% to 1.40%     193,839  16.34 to 16.34       3,168      1.99%      9.17% to 9.17%
      2005                   1.40% to 1.40%     280,281  14.97 to 14.97       4,195      2.20%      6.45% to 6.45%
      2004                   1.40% to 1.40%     349,565  14.06 to 14.06       4,916      2.20%      7.01% to 7.01%
   Balanced Portfolio -- Service Shares
      2008                   1.45% to 2.55%     906,647  11.10 to 8.43        8,891      2.53%   (17.28)% to (18.20)%
      2007                   1.45% to 2.55%     731,461  13.41 to 10.30       9,276      2.34%      8.68% to 4.51%
      2006                   1.45% to 2.10%     535,990  12.34 to 11.22       6,602      1.97%      8.82% to 8.10%
      2005                   1.45% to 2.10%     514,022  11.66 to 10.38       5,855      2.07%      6.10% to 3.81%
      2004                   1.45% to 1.80%     526,294  11.02 to 10.61       5,668      2.34%      6.72% to 6.34%
   Flexible Bond Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      10,265  15.24 to 15.24         156      4.03%      4.54% to 4.54%
      2007                   1.40% to 1.40%      15,368  14.57 to 14.57         224      4.56%      5.53% to 5.53%
      2006                   1.40% to 1.40%      22,072  13.81 to 13.81         305      4.71%      2.76% to 2.76%
      2005                   1.40% to 1.40%      27,043  13.44 to 13.44         363      5.40%      0.58% to 0.58%
      2004                   1.40% to 1.40%      29,300  13.36 to 13.36         391      5.70%      2.51% to 2.51%
   Forty Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      98,316  12.09 to 12.09       1,189      0.13%   (44.94)% to (44.94)%
      2007                   1.40% to 1.40%     132,400  21.96 to 21.96       2,908      0.32%     35.07% to 35.07%
      2006                   1.40% to 1.40%     187,346  16.26 to 16.26       3,047      0.33%      7.82% to 7.82%
      2005                   1.40% to 1.40%     253,827  15.08 to 15.08       3,828      0.21%     11.27% to 11.27%
      2004                   1.40% to 1.40%     283,037  13.55 to 13.55       3,836      0.25%     16.57% to 16.57%
   Forty Portfolio -- Service Shares
      2008                   1.15% to 2.55%   1,321,204   5.47 to 6.81        9,157      0.01%   (44.95)% to (45.73)%
      2007                   1.15% to 2.55%     394,414   9.93 to 12.56       5,860      0.21%   (12.17)% to 40.38%
      2006                   1.45% to 2.10%     162,268  11.68 to 11.15       1,844      0.20%      7.54% to 6.83%
      2005                   1.45% to 1.80%      56,708  12.82 to 10.76         627      0.01%     10.93% to 10.54%
      2004                   1.45% to 1.80%      50,273  11.58 to 9.72          504      0.03%     16.26% to 15.85%
   Global Life Sciences Portfolio -- Service Shares
      2008                   1.45% to 1.65%       7,321   9.64 to 9.49           72      0.00%   (30.05)% to (30.19)%
      2007                   1.45% to 1.80%       8,927  13.78 to 14.50         126      0.00%     19.93% to 19.50%
      2006                   1.45% to 1.80%      14,199  11.49 to 12.13         166      0.00%      4.80% to 4.42%
      2005                   1.45% to 1.80%      15,363  11.71 to 10.86         171      0.00%     10.70% to 10.31%
      2004                   1.45% to 1.80%      15,691  10.59 to 9.83          158      0.00%     12.57% to 12.17%
   Global Technology Portfolio -- Service Shares
      2008                   1.45% to 1.80%       1,885   5.11 to 6.45           11      0.10%   (44.79)% to (44.98)%
      2007                   1.45% to 1.80%       4,628   9.26 to 11.72          53      0.29%     19.92% to 19.50%
      2006                   1.45% to 1.80%       7,179   7.72 to 9.81           67      0.00%      6.27% to 5.89%
      2005                   1.45% to 1.80%       8,241   9.33 to 7.20           72      0.00%      9.94% to 9.55%
      2004                   1.45% to 1.80%      10,494   8.50 to 6.56           83      0.00%    (0.89)% to (1.24)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   International Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      44,047  13.56 to 13.56         597      2.66%   (52.79)% to (52.79)%
      2007                   1.40% to 1.40%      56,741  28.72 to 28.72       1,630      0.58%     26.51% to 26.51%
      2006                   1.40% to 1.40%      80,323  22.70 to 22.70       1,823      1.86%     44.97% to 44.97%
      2005                   1.40% to 1.40%     113,239  15.66 to 15.66       1,773      1.20%     30.45% to 30.45%
      2004                   1.40% to 1.40%     124,062  12.00 to 12.00       1,489      0.91%     17.28% to 17.28%
   International Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      50,271  10.83 to 12.40         583      2.71%   (52.92)% to (53.09)%
      2007                   1.45% to 1.80%      56,739  23.01 to 26.44       1,410      0.45%     26.15% to 25.70%
      2006                   1.45% to 2.10%      61,529  18.24 to 17.84       1,214      1.85%     44.51% to 43.56%
      2005                   1.45% to 1.80%      71,241  16.64 to 12.50         975      1.08%     30.03% to 29.57%
      2004                   1.45% to 1.80%      78,224  12.83 to 9.64          825      0.93%     16.97% to 16.55%
   Large Cap Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      77,540   7.32 to 7.32          568      0.71%   (40.57)% to (40.57)%
      2007                   1.40% to 1.40%      99,462  12.32 to 12.32       1,225      0.67%     13.47% to 13.47%
      2006                   1.40% to 1.40%     157,207  10.85 to 10.85       1,706      0.46%      9.82% to 9.82%
      2005                   1.40% to 1.40%     202,244   9.88 to 9.88        1,999      0.34%      2.83% to 2.83%
      2004                   1.40% to 1.40%     221,060   9.61 to 9.61        2,125      0.14%      3.05% to 3.05%
   Large Cap Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      19,519   5.87 to 6.93          121      0.57%   (40.74)% to (40.95)%
      2007                   1.45% to 1.80%      30,330   9.90 to 11.73         322      0.52%     13.12% to 12.72%
      2006                   1.45% to 1.80%      36,152   8.75 to 10.41         325      0.27%      9.53% to 9.14%
      2005                   1.45% to 1.80%      40,342   9.61 to 7.92          335      0.13%      2.51% to 2.15%
      2004                   1.45% to 1.80%      44,074   9.39 to 7.74          361      0.00%      2.69% to 2.33%
   Mid Cap Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      90,364   9.61 to 9.61          868      0.23%   (44.51)% to (44.51)%
      2007                   1.40% to 1.40%     118,780  17.31 to 17.31       2,056      0.19%     20.33% to 20.33%
      2006                   1.40% to 1.40%     178,962  14.39 to 14.39       2,575      0.00%     12.03% to 12.03%
      2005                   1.40% to 1.40%     254,013  12.84 to 12.84       3,262      0.00%     10.74% to 10.74%
      2004                   1.40% to 1.40%     283,191  11.60 to 11.60       3,284      0.00%     19.06% to 19.06%
   Mid Cap Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      14,419   7.19 to 9.76          116      0.06%   (44.67)% to (44.87)%
      2007                   1.45% to 1.80%      18,858  13.00 to 17.71         274      0.06%     19.97% to 19.54%
      2006                   1.45% to 1.80%      30,009  10.84 to 14.82         355      0.00%     11.67% to 11.27%
      2005                   1.45% to 1.80%      31,390  13.42 to 9.62          335      0.00%     10.41% to 10.02%
      2004                   1.45% to 1.80%      41,831  12.17 to 8.73          394      0.00%     18.73% to 18.31%
   Worldwide Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      98,551   6.81 to 6.81          671      1.16%   (45.44)% to (45.44)%
      2007                   1.40% to 1.40%     121,252  12.48 to 12.48       1,513      0.72%      8.09% to 8.09%
      2006                   1.40% to 1.40%     153,878  11.54 to 11.54       1,776      1.71%     16.56% to 16.56%
      2005                   1.40% to 1.40%     195,583   9.90 to 9.90        1,937      1.37%      4.39% to 4.39%
      2004                   1.40% to 1.40%     214,028   9.49 to 9.49        2,030      1.02%      3.31% to 3.31%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Worldwide Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      38,607   5.56 to 6.38          233      0.97%   (45.61)% to (45.80)%
      2007                   1.45% to 1.80%      50,040  10.23 to 11.78         552      0.53%      7.77% to 7.38%
      2006                   1.45% to 1.80%      62,163   9.49 to 10.97         634      1.59%     16.23% to 15.82%
      2005                   1.45% to 1.80%      81,215   9.54 to 8.09          722      1.26%      4.04% to 3.67%
      2004                   1.45% to 1.80%      79,183   9.19 to 7.79          675      0.89%      3.01% to 2.65%
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Balanced Portfolio -- Class 1
      2008                   1.60% to 1.60%       1,806   8.32 to 8.32           15      8.01%   (25.52)% to (25.52)%
      2007                   1.45% to 1.60%       4,232  11.21 to 11.18          47      1.27%      4.59% to 4.43%
      2006                   1.45% to 2.20%         733  10.71 to 10.66           8      0.00%      7.14% to 6.59%
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
      2008                   1.45% to 2.20%     146,151  10.92 to 10.70       1,569      4.96%    (0.16)% to (0.92)%
      2007                   1.45% to 2.20%     144,682  10.94 to 10.80       1,553      4.62%      3.96% to 4.76%
      2006                   1.45% to 2.20%      84,908  10.44 to 10.39         883      0.00%      4.40% to 3.87%
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
      2008                   1.45% to 2.20%     112,817   7.70 to 7.54          830      6.33%   (35.75)% to (36.24)%
      2007                   1.45% to 2.20%      65,693  11.98 to 11.83         762      0.13%      8.84% to 8.01%
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1
      2008                   1.45% to 2.20%      47,955   6.40 to 6.27          304      0.97%   (44.60)% to (45.03)%
      2007                   1.45% to 1.80%       3,588  11.56 to 11.49          41      1.80%     15.53% to 15.12%
      2006                   1.45% to 2.20%         229  10.00 to 9.95            2      0.00%      0.02% to (0.48)%
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
      2008                   1.45% to 2.20%      88,352   6.97 to 6.83          589      1.85%   (38.12)% to (38.59)%
      2007                   1.45% to 2.20%      49,360  11.26 to 11.12         539      0.10%      3.56% to 2.77%
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1
      2008                   1.45% to 2.20%      87,934  12.00 to 11.75       1,029      5.23%      8.43% to 7.61%
      2007                   1.45% to 2.20%     126,899  11.06 to 10.92       1,374      5.15%      5.92% to 5.11%
      2006                   1.45% to 2.20%      82,767  10.44 to 10.39         861      0.00%      4.44% to 3.92%
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
      2008                   1.45% to 2.20%     109,254   6.73 to 6.60          721      0.93%   (40.10)% to (40.56)%
      2007                   1.45% to 2.20%      78,091  11.24 to 11.10         866      0.00%      9.92% to 9.08%
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1
      2008                   1.45% to 2.20%      55,839   6.28 to 6.16          344      1.61%   (39.70)% to (40.16)%
      2007                   1.45% to 2.20%      78,269  10.42 to 10.29         805      0.28%      1.37% to 0.59%
      2006                   1.45% to 2.20%       6,621  10.28 to 10.23          68      0.00%      2.79% to 2.27%
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II
      2008                   1.45% to 2.10%      74,915   9.21 to 6.66          648      0.00%   (41.44)% to (41.83)%
      2007                   1.45% to 2.10%      83,475  15.72 to 11.44       1,221      0.00%    (1.10)% to (1.75)%
      2006                   1.45% to 2.10%      81,172  15.90 to 11.65       1,200      0.00%      9.14% to 8.43%
      2005                   1.45% to 1.80%      27,586  14.57 to 12.46         396      0.00%      8.06% to 7.68%
      2004                   1.45% to 1.80%      15,176  13.48 to 11.56         203      0.00%      7.21% to 6.83%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I
      2008                   1.40% to 1.40%       8,134   6.42 to 6.42          52       2.48%   (35.93)% to (35.93)%
      2007                   1.40% to 1.40%      10,652  10.02 to 10.02        107       4.18%      0.27% to 0.27%
      2006                   1.40% to 1.40%       9,139  13.49 to 13.49        123       1.84%     10.99% to 10.99%
      2005                   1.40% to 1.40%      12,380  12.15 to 12.15        150       2.19%      1.88% to 1.88%
      2004                   1.40% to 1.40%      11,632  11.93 to 11.93        139       2.20%      7.21% to 7.21%
   Legg Mason Partners Variable Capital and Income Portfolio -- Class II
      2008                   1.60% to 2.30%      78,379   6.39 to 6.32         498       2.61%   (36.00)% to (36.46)%
      2007                   1.45% to 2.30%      82,775  10.00 to 9.94         825       4.38%      0.02% to (0.84)%
      2006                   1.45% to 2.10%      45,209  11.69 to 11.16        502       3.43%     10.63% to 9.91%
      2005                   1.85% to 2.10%       6,313  10.17 to 10.15         64       2.96%      1.65% to 1.54%
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
      2008                   1.45% to 1.85%      55,862   5.94 to 5.90         331       1.65%   (37.50)% to (37.75)%
      2007                   1.45% to 1.85%      63,837   9.50 to 9.48         606       1.66%    (7.21)% to (7.59)%
      2006                   1.45% to 2.10%      38,949  16.36 to 11.86        596       1.39%     16.17% to 15.41%
      2005                   1.45% to 1.85%      36,647  14.08 to 10.28        476       0.77%      2.85% to 1.96%
      2004                   1.45% to 1.70%      22,865  13.77 to 11.41        299       0.31%      6.51% to 6.24%
   Legg Mason Partners Variable Investors Portfolio -- Class I
      2008                   1.40% to 1.40%       4,274   9.64 to 9.64          41       1.31%   (36.53)% to (36.53)%
      2007                   1.40% to 1.40%       4,876  15.19 to 15.19         74       0.59%      2.44% to 2.44%
      2006                   1.40% to 1.40%      15,149  14.83 to 14.83        225       1.59%     16.61% to 16.61%
      2005                   1.40% to 1.40%      17,059  12.72 to 12.72        217       1.20%      5.04% to 5.04%
      2004                   1.40% to 1.40%      17,775  12.11 to 12.11        215       1.43%      8.83% to 8.83%
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I
      2008                   1.40% to 1.40%       5,157  12.09 to 12.09         62       6.24%   (18.19)% to (18.19)%
      2007                   1.40% to 1.40%       5,447  14.78 to 14.78         81       2.86%      0.56% to 0.56%
      2006                   1.40% to 1.40%      13,982  14.70 to 14.70        206       4.86%      3.56% to 3.56%
      2005                   1.40% to 1.40%      22,548  14.20 to 14.20        320       6.17%      1.04% to 1.04%
      2004                   1.40% to 1.40%      21,371  14.05 to 14.05        300       4.63%      5.15% to 5.15%
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares
      2008                   1.45% to 1.85%     179,791   5.93 to 7.27       1,163       0.32%   (37.90)% to (38.15)%
      2007                   1.45% to 1.85%     246,821   9.54 to 11.75      2,531       0.08%      9.41% to 8.96%
      2006                   1.45% to 2.10%     267,531   8.72 to 10.75      2,506       0.00%      5.75% to 5.06%
      2005                   1.45% to 1.85%     268,191  11.54 to 8.17       2,395       0.14%      2.72% to 2.36%
      2004                   1.45% to 1.80%     237,223  11.26 to 7.97       2,076       0.00%      7.40% to 7.02%
   MFS(R) Investors Trust Series -- Service Class Shares
      2008                   1.45% to 1.80%     187,475   7.68 to 8.26       1,510       0.90%   (34.22)% to (34.46)%
      2007                   1.45% to 1.80%     316,313  11.68 to 12.61      3,859       0.59%      8.43% to 8.04%
      2006                   1.45% to 2.10%     331,356  10.77 to 11.48      3,735       0.27%     11.06% to 10.33%
      2005                   1.45% to 1.80%     375,666  12.27 to 9.61       3,829       0.29%      5.48% to 5.10%
      2004                   1.45% to 1.80%     272,593  11.66 to 9.13       2,679       0.37%      9.51% to 9.13%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   MFS(R) New Discovery Series -- Service Class Shares
      2008                   1.45% to 1.85%      91,281   6.21 to 6.93         581       5.35%   (40.40)% to (40.64)%
      2007                   1.40% to 1.85%     101,786  15.51 to 11.67      1,087       2.33%      0.81% to 0.35%
      2006                   1.40% to 2.10%     111,171  15.39 to 11.59      1,184       0.00%     11.36% to 10.56%
      2005                   1.40% to 1.80%     106,441  13.82 to 9.21       1,023       0.00%      3.57% to 3.15%
      2004                   1.40% to 1.80%     107,420  13.34 to 8.91       1,000       0.00%      4.72% to 4.30%
   MFS(R) Strategic Income Series -- Service Class Shares
      2008                   1.45% to 2.20%      78,510  10.94 to 9.01         802       4.84%   (13.54)% to (14.20)%
      2007                   1.45% to 1.80%      62,597  12.65 to 12.42        788       4.61%      1.91% to 1.55%
      2006                   1.45% to 1.85%      57,222  12.42 to 10.41        707       5.32%      4.85% to 4.43%
      2005                   1.45% to 1.80%      47,786  11.84 to 11.70        564       5.25%      0.15% to (0.20)%
      2004                   1.45% to 1.80%      20,000  11.82 to 11.73        236       4.11%      5.98% to 5.61%
   MFS(R) Total Return Series -- Service Class Shares
      2008                   1.45% to 2.55%   1,149,310  10.94 to 7.37       9,874       3.72%   (23.45)% to (24.30)%
      2007                   1.45% to 2.55%   1,147,271  14.29 to 9.73      13,201       2.17%      2.42% to (4.04)%
      2006                   1.45% to 2.10%     663,906  13.95 to 10.95      7,790       2.57%     10.01% to 9.29%
      2005                   1.45% to 2.10%     364,230  12.68 to 10.02      3,960       1.60%      3.13% to 0.22%
      2004                   1.45% to 1.80%      53,407  12.54 to 12.44        668       0.99%      9.42% to 9.03%
   MFS(R) Utilities Series -- Service Class Shares
      2008                   1.45% to 1.80%     228,437  11.74 to 15.24      2,785       6.66%   (38.71)% to (38.93)%
      2007                   1.45% to 1.80%     248,119  19.15 to 24.96      5,436       3.36%     25.70% to 25.25%
      2006                   1.45% to 2.10%     228,573  15.24 to 13.56      4,011       1.75%     29.07% to 28.22%
      2005                   1.45% to 1.80%     148,613  15.97 to 11.69      2,009       0.46%     14.89% to 14.48%
      2004                   1.45% to 1.80%     108,178  13.93 to 10.20      1,254       1.14%     27.96% to 27.51%
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA
      2008                   1.40% to 1.40%      29,034   8.76 to 8.76         254       5.54%   (44.27)% to (44.27)%
      2007                   1.40% to 1.40%      47,193  15.72 to 15.72        742       2.92%      2.33% to 2.33%
      2006                   1.40% to 1.40%      60,908  15.37 to 15.37        936       2.69%      9.60% to 9.60%
      2005                   1.40% to 1.40%      63,804  14.02 to 14.02        895       1.75%      2.44% to 2.44%
      2004                   1.40% to 1.40%      65,972  13.69 to 13.69        903       1.04%      8.56% to 8.56%
   Oppenheimer Balanced Fund/VA -- Service Shares
      2008                   1.45% to 2.55%     824,920   6.93 to 5.33       5,011       3.48%   (44.43)% to (45.06)%
      2007                   1.45% to 2.55%     608,007  12.46 to 9.69       6,923       1.80%      2.94% to (4.56)%
      2006                   1.45% to 2.10%     289,515  12.22 to 10.88      3,362       1.92%      9.25% to 8.54%
      2005                   1.45% to 2.10%     116,613  11.19 to 10.02      1,277       1.12%      2.17% to 0.23%
      2004                   1.45% to 1.80%      21,182  10.95 to 10.92        231       0.00%      9.49% to 9.23%
   Oppenheimer Capital Appreciation Fund/VA
      2008                   1.40% to 1.40%      26,619   8.12 to 8.12         216       0.17%   (46.28)% to (46.28)%
      2007                   1.40% to 1.40%      42,425  15.11 to 15.11        641       0.27%     12.54% to 12.54%
      2006                   1.40% to 1.40%      76,363  13.43 to 13.43      1,025       0.40%      6.44% to 6.44%
      2005                   1.40% to 1.40%      95,109  12.61 to 12.61      1,200       0.92%      3.63% to 3.63%
      2004                   1.40% to 1.40%     103,013  12.17 to 12.17      1,254       0.34%      5.44% to 5.44%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
      2008                   1.45% to 1.95%     303,554   8.84 to 5.95       2,570       0.00%   (46.45)% to (46.72)%
      2007                   1.45% to 1.95%     326,014  16.51 to 11.16      5,279       0.01%     12.20% to 11.63%
      2006                   1.45% to 2.10%     368,738  14.71 to 10.93      5,251       0.19%      6.12% to 5.43%
      2005                   1.45% to 1.80%     360,762  13.86 to 11.56      4,932       0.68%      3.35% to 2.98%
      2004                   1.45% to 1.80%     293,809  13.41 to 11.21      3,891       0.15%      5.07% to 0.00%
   Oppenheimer Core Bond Fund/VA
      2008                   1.40% to 1.40%      52,853   8.42 to 8.42         445       5.10%   (39.90)% to (39.90)%
      2007                   1.40% to 1.40%      71,932  14.01 to 14.01      1,008       5.57%      2.92% to 2.92%
      2006                   1.40% to 1.40%     102,146  13.62 to 13.62      1,391       5.64%      3.81% to 3.81%
      2005                   1.40% to 1.40%     124,512  13.12 to 13.12      1,633       5.23%      1.16% to 1.16%
      2004                   1.40% to 1.40%     148,287  12.97 to 12.97      1,923       4.71%      4.01% to 4.01%
   Oppenheimer Global Securities Fund/VA -- Service Shares
      2008                   1.15% to 2.55%   1,235,706   5.72 to 5.72       9,627       1.20%   (41.02)% to (41.86)%
      2007                   1.45% to 1.80%     660,568  16.13 to 16.47     10,803       1.45%      4.53% to 4.16%
      2006                   1.45% to 2.10%     563,742  15.43 to 12.69      8,844       0.75%     15.67% to 14.91%
      2005                   1.45% to 1.80%     408,142  14.28 to 13.22      5,554       0.77%     12.41% to 12.01%
      2004                   1.45% to 1.80%     278,346  12.74 to 11.78      3,373       1.04%     17.16% to 16.74%
   Oppenheimer High Income Fund/VA
      2008                   1.40% to 1.40%      16,522   2.64 to 2.64          44       7.72%   (78.97)% to (78.97)%
      2007                   1.40% to 1.40%      17,149  12.54 to 12.54        215       9.03%    (1.51)% to (1.51)%
      2006                   1.40% to 1.40%      38,076  12.74 to 12.74        485       7.53%      7.90% to 7.90%
      2005                   1.40% to 1.40%      44,334  11.80 to 11.80        523       6.61%      0.89% to 0.89%
      2004                   1.40% to 1.40%      51,734  11.70 to 11.70        605       6.62%      7.44% to 7.44%
   Oppenheimer Main Street Fund/VA -- Service Shares
      2008                   1.15% to 2.55%   2,084,950   5.88 to 5.83      13,772       1.49%   (39.33)% to (40.19)%
      2007                   1.45% to 1.95%     780,090  11.92 to 10.23      9,579       0.84%      2.63% to 2.30%
      2006                   1.45% to 2.10%   1,041,036  11.61 to 11.56     12,274       0.90%     13.10% to 12.35%
      2005                   1.45% to 1.80%     782,619  11.86 to 10.17      8,335       1.18%      4.21% to 3.84%
      2004                   1.45% to 1.80%     745,279  11.41 to 9.78       7,647       0.67%      7.56% to 7.18%
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
      2008                   1.15% to 2.55%     565,616   5.90 to 5.44       4,778       0.82%   (38.72)% to (39.59)%
      2007                   1.15% to 2.55%     609,742   9.64 to 9.00       8,792       0.26%   (62.57)% to (14.53)%
      2006                   1.45% to 2.10%     308,592  19.24 to 11.80      5,729       0.17%     13.00% to 12.26%
      2005                   1.45% to 1.85%     276,605  17.02 to 10.53      4,618       0.00%      8.13% to 5.27%
      2004                   1.45% to 1.80%     190,222  15.74 to 12.38      2,960       0.00%     17.45% to 17.04%
   Oppenheimer MidCap Fund/VA
      2008                   1.40% to 1.40%      31,338   6.52 to 6.52         204       0.00%   (49.78)% to (49.78)%
      2007                   1.40% to 1.40%      36,914  12.98 to 12.98        479       0.00%      4.84% to 4.84%
      2006                   1.40% to 1.40%      49,038  12.38 to 12.38        607       0.00%      1.52% to 1.52%
      2005                   1.40% to 1.40%      67,114  12.20 to 12.20        819       0.00%     10.76% to 10.76%
      2004                   1.40% to 1.40%      87,791  11.01 to 11.01        967       0.00%     18.10% to 18.10%
   Oppenheimer MidCap Fund/VA -- Service Shares
      2008                   1.45% to 1.80%      19,137   8.25 to 8.09         155       0.00%   (49.95)% to (50.13)%
      2007                   1.45% to 1.80%      19,494  16.49 to 16.22        316       0.00%      4.49% to 4.12%
      2006                   1.45% to 2.10%      20,325  15.78 to 10.59        316       0.00%      1.22% to 0.55%
      2005                   1.45% to 1.80%      17,793  15.59 to 13.25        274       0.00%     10.37% to 9.98%
      2004                   1.45% to 1.80%      13,851  14.13 to 12.03        191       0.00%     17.70% to 17.28%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares
      2008                   1.45% to 1.70%      92,739   9.48 to 8.26         874       5.41%   (17.13)% to (17.34)%
      2007                   1.45% to 1.70%     112,900  11.44 to 11.36      1,291       8.14%      6.61% to 6.34%
      2006                   1.45% to 2.10%      78,885  10.73 to 10.45        846       5.45%      3.05% to 2.37%
      2005                   1.45% to 1.70%      65,505  10.41 to 10.40        682       7.90%      4.14% to 3.96%
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares
      2008                   1.45% to 1.80%       8,783  11.86 to 11.18        100       3.06%    (3.81)% to (4.15)%
      2007                   1.45% to 1.80%      11,954  12.33 to 11.67        142       3.36%      2.11% to 1.75%
      2006                   1.45% to 1.80%      11,972  12.07 to 11.47        140       4.23%      0.71% to 0.35%
      2005                   1.45% to 1.80%      13,291  11.99 to 11.43        154       3.21%      3.63% to 3.26%
      2004                   1.45% to 1.80%      12,249  11.57 to 11.07        138       2.94%      4.03% to 3.66%
   PIMCO High Yield Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%     701,997   7.58 to 7.33       6,448       6.77%   (24.39)% to (25.46)%
      2007                   1.45% to 2.10%     391,542  14.37 to 10.85      5,506       6.97%      1.98% to 1.31%
      2006                   1.45% to 2.10%     507,230  14.09 to 10.71      6,741       6.87%      7.50% to 6.79%
      2005                   1.45% to 1.85%     368,012  13.11 to 10.04      4,751       6.60%      2.61% to 0.42%
      2004                   1.45% to 1.80%     307,070  12.78 to 11.03      3,876       6.78%      7.95% to 7.57%
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   1,178,994  11.87 to 12.10     18,710       4.24%     15.94% to 14.31%
      2007                   1.15% to 2.55%     906,567  10.23 to 10.58     12,168       4.53%     39.98% to 8.82%
      2006                   1.45% to 2.10%     689,640   13.81 to 9.85      8,952       5.57%    (0.31)% to (0.97)%
      2005                   1.45% to 1.85%     646,666   13.86 to 9.96      8,606       4.43%      3.23% to (0.43)%
      2004                   1.45% to 1.80%     536,992  13.42 to 10.55      6,959       4.35%      6.01% to 5.63%
   PIMCO Low Duration Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   2,606,646   9.91 to 10.08     26,729       4.47%    (1.57)% to (2.96)%
      2007                   1.15% to 2.55%   2,419,403  10.07 to 10.39     25,886       3.29%     12.33% to 5.82%
      2006                   1.45% to 2.10%     128,640  10.24 to 10.15      1,313       4.23%      2.47% to 1.79%
      2005                   1.45% to 1.85%      70,800   9.99 to 9.97         706       2.26%    (0.10)% to (0.27)%
   PIMCO Total Return Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   2,688,765  10.49 to 10.73     34,193       5.68%      3.59% to 2.12%
      2007                   1.15% to 2.55%   2,192,913  10.13 to 10.51     27,935       4.78%     23.46% to 7.72%
      2006                   1.40% to 2.10%   2,283,709  10.81 to 10.11     27,078       5.05%      2.39% to 1.66%
      2005                   1.40% to 1.85%   1,822,587  12.27 to 9.96      21,610       4.34%      1.02% to (0.40)%
      2004                   1.40% to 1.80%   1,546,617  12.15 to 10.34     18,207       2.65%      3.42% to 3.00%
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
      2008                   1.45% to 2.25%      88,573  12.16 to 6.39       1,015       7.19%   (40.28)% to (40.77)%
      2007                   1.15% to 2.55%     342,398   9.65 to 10.24      4,709      10.05%   (60.83)% to 3.60%
      2006                   1.45% to 2.10%     203,375  18.77 to 12.42      2,659       0.28%     11.97% to 11.23%
      2005                   1.45% to 1.80%       4,679  16.76 to 14.72         78       0.00%     19.51% to 19.08%
      2004                   1.60% to 1.70%       1,137  13.99 to 12.35         16       0.00%     13.42% to 0.00%
   Jennison Portfolio -- Class II Shares
      2008                   1.45% to 1.85%       6,285   9.91 to 7.23          61       0.07%   (38.46)% to (38.71)%
      2007                   1.45% to 1.85%       6,212  16.11 to 11.80         98       0.00%      9.93% to 9.48%
      2006                   1.45% to 2.10%       6,298  14.66 to 10.74         90       0.00%    (0.10)% to (0.76)%
      2005                   1.60% to 1.80%       4,257  14.61 to 12.75         60       0.00%     12.21% to 11.98%
      2004                   1.60% to 1.80%       6,109  13.02 to 12.98         79       0.04%      7.47% to 7.25%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Natural Resources Portfolio -- Class II Shares
      2008                   1.15% to 2.55%     350,976   4.69 to 5.89       2,602      12.80%   (53.73)% to (54.38)%
      2007                   1.15% to 2.55%     144,211  10.13 to 12.90      3,101      25.50%     46.22% to 24.48%
      2006                   1.45% to 2.10%      58,919  17.83 to 15.26      1,048       2.33%     19.96% to 19.17%
      2005                   1.45% to 1.80%      20,961  14.86 to 14.83        311       0.00%     48.61% to 48.25%
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
      2008                   1.45% to 1.80%      93,813   5.52 to 6.39         579       0.17%   (42.76)% to (42.96)%
      2007                   1.45% to 1.80%      99,244   9.64 to 11.20      1,069       0.07%     16.11% to 15.69%
      2006                   1.45% to 2.10%     101,920   8.30 to 10.69        951       0.00%      4.24% to 3.56%
      2005                   1.45% to 1.80%     105,385  11.38 to 7.89         946       0.00%    (0.35)% to (0.70)%
      2004                   1.45% to 1.80%     106,355  11.45 to 7.94         958       0.00%      7.76% to 7.38%
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares
      2008                   1.45% to 2.55%     139,317   7.41 to 7.30       1,026       3.23%   (23.80)% to (24.65)%
      2007                   1.45% to 2.55%      97,099   9.76 to 9.68         942       0.15%    (3.59)% to (4.67)%
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares
      2008                   1.45% to 1.80%      48,771   5.57 to 5.44         274       0.20%   (49.85)% to (50.03)%
      2007                   1.45% to 1.80%      49,554  11.10 to 10.88        558       0.00%     14.94% to 14.53%
      2006                   1.45% to 2.10%      30,869   9.66 to 10.46        304       0.00%      1.14% to 0.48%
      2005                   1.45% to 1.80%      20,639  11.54 to 9.43         199       0.01%      6.08% to 5.71%
      2004                   1.45% to 1.80%      17,247  10.90 to 8.92         159       0.00%      5.23% to 4.86%
   Comstock Portfolio -- Class II Shares
      2008                   1.45% to 2.25%     334,381   8.58 to 5.97       2,788       2.39%   (36.73)% to (37.25)%
      2007                   1.15% to 2.55%     736,728   9.50 to 9.12       8,915       1.33%   (86.90)% to (12.88)%
      2006                   1.45% to 2.10%     361,698  14.08 to 11.68      4,981       2.30%     14.37% to 13.61%
      2005                   1.45% to 1.85%     272,991  12.78 to 10.29      3,362       0.75%      2.93% to 2.24%
      2004                   1.45% to 1.80%     136,052  12.49 to 11.89      1,631       0.52%     15.73% to 15.31%

----------
(1) Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2) The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

(3) The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2008, 2007 and 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2008

                                                                                                                Page
                                                                                                                ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm..................................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006...................... F-2

   Consolidated Balance Sheets as of December 31, 2008 and 2007................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2008, 2007 and
     2006...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 20, 2009

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          Years ended December 31,
                          -----------------------
                            2008    2007    2006
                          -------  ------  ------
Revenues:
Net investment income.... $ 314.1  $301.4  $293.9
Premiums.................   210.7   214.7   220.8
Net investment gains
  (losses)...............  (228.8)  (22.8)  (25.1)
Policy fees and other
  income.................    29.0    18.0    12.9
                          -------  ------  ------
   Total revenues........   325.0   511.3   502.5
                          -------  ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............   231.5   220.7   224.0
Interest credited........   143.4   124.6   125.5
Acquisition and
  operating expenses,
  net of deferrals.......    45.6    39.5    42.1
Amortization of deferred
  acquisition costs and
  intangibles............    35.0    42.4    38.0
Goodwill impairment......    25.3      --      --
                          -------  ------  ------
   Total benefits and
     expenses............   480.8   427.2   429.6
                          -------  ------  ------
Income (loss) before
  income taxes...........  (155.8)   84.1    72.9
Provision (benefit) for
  income taxes...........   (46.9)   29.7    22.7
                          -------  ------  ------
Net income (loss)........ $(108.9) $ 54.4  $ 50.2
                          =======  ======  ======


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                               December 31,
                            ------------------
                              2008      2007
                            --------  --------
Assets
Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value.......... $3,620.0  $4,181.2
   Equity securities
    available-for-sale,
    at fair value..........     23.5      82.4
   Commercial mortgage
    loans..................    892.7     982.0
   Policy loans............     31.5      30.8
   Other invested assets...    530.8     105.8
                            --------  --------
     Total investments.....  5,098.5   5,382.2
                            --------  --------
Cash and cash equivalents..    497.7     227.6
Accrued investment income..     51.4      46.3
Deferred acquisition
 costs.....................    608.4     457.2
Goodwill...................     49.1      74.4
Intangible assets..........     86.4      48.0
Reinsurance recoverable....  1,877.1   1,719.6
Other assets...............     41.3      19.5
Deferred income tax asset..    110.8        --
Separate account assets....    707.3     781.9
                            --------  --------
     Total assets.......... $9,128.0  $8,756.7
                            ========  ========
Liabilities and
 stockholders' equity
Liabilities:
   Future policy benefits.. $2,303.1  $2,063.0
   Policyholder account
    balances...............  4,558.5   4,209.6
   Liability for policy
    and contract claims....    318.7     255.8
   Unearned premiums.......     58.3      57.1
   Other liabilities.......    547.2     297.3
   Deferred income tax
    liability..............       --      87.5
   Separate account
    liabilities............    707.3     781.9
                            --------  --------
     Total liabilities.....  8,493.1   7,752.2
                            --------  --------
Commitments and
 contingencies
Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)...........      3.1       3.1
   Additional paid-in
    capital................    667.0     634.8
                            --------  --------
   Accumulated other
    comprehensive income
    (loss):
     Net unrealized
       investment gains
       (losses)............   (442.1)    (30.2)
     Derivatives
       qualifying as
       hedges..............    132.6      13.6
                            --------  --------
   Total accumulated
    other comprehensive
    income (loss)..........   (309.5)    (16.6)
   Retained earnings.......    274.3     383.2
                            --------  --------
     Total stockholders'
       equity..............    634.9   1,004.5
                            --------  --------
     Total liabilities
       and stockholders'
       equity.............. $9,128.0  $8,756.7
                            ========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                              Accumulated
                                  Additional     other                  Total
                           Common  paid-in   comprehensive Retained stockholders'
                           stock   capital   income (loss) earnings    equity
                           ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2005.......  $3.1    $629.5      $  32.9    $ 280.3    $  945.8
Comprehensive income:
   Net income.............    --        --           --       50.2        50.2
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --        (23.9)        --       (23.9)
                                                                      --------
Total comprehensive
  income..................                                                26.3
Dividends to stockholders.    --        --           --       (1.7)       (1.7)
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2006.......   3.1     629.5          9.0      328.8       970.4
                                                                      --------
Comprehensive income:
   Net income.............    --        --           --       54.4        54.4
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --        (39.2)        --       (39.2)
   Derivatives
     qualifying as hedges.    --        --         13.6         --        13.6
                                                                      --------
Total comprehensive
  income..................                                                28.8
Other transactions with
  stockholders............    --       5.3           --         --         5.3
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2007.......   3.1     634.8        (16.6)     383.2     1,004.5
                                                                      --------
Comprehensive income
  (loss):
   Net loss...............    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges.    --        --        119.0         --       119.0
                                                                      --------
Total comprehensive
  income (loss)...........                                              (401.8)
Other transactions with
  stockholders............    --       0.7           --         --         0.7
Capital contribution......    --      31.5           --         --        31.5
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.......  $3.1    $667.0      $(309.5)   $ 274.3    $  634.9
                            ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                               Years ended December 31,
                            ------------------------------
                              2008       2007       2006
                            --------  ---------  ---------
Cash flows from
 operating activities:
   Net income (loss)....... $ (108.9) $    54.4  $    50.2
   Adjustments to
    reconcile net income
    (loss) to net cash
    from operating
    activities:
     Net investment
       (gains) losses......    228.8       22.8       25.1
     Charges assessed to
       policyholders.......    (13.1)     (10.6)      (6.7)
     Amortization of
       fixed maturity
       discounts and
       premiums............      2.8        2.3        7.5
     Acquisition costs
       deferred............    (93.6)     (76.3)     (52.7)
     Amortization of
       deferred
       acquisition costs
       and intangibles.....     35.0       42.4       38.0
     Goodwill impairment...     25.3         --         --
     Deferred income
       taxes...............    (37.7)      13.3       10.6
     Net increase
       (decrease) in
       trading and
       derivative
       instruments.........     27.3      (24.4)     (10.3)
   Changes in certain
    assets and
    liabilities:
     Accrued investment
       income and other
       assets..............    (16.6)      (6.6)      (6.6)
     Insurance reserves....    369.2      229.4      256.4
     Other liabilities
       and other
       policy-related
       balances............    (62.5)      44.4       76.7
                            --------  ---------  ---------
   Net cash from
    operating activities...    356.0      291.1      388.2
                            --------  ---------  ---------
Cash flows from
 investing activities:
   Proceeds from
    maturities and
    repayments of
    investments:
     Fixed maturity
       securities..........    228.2      345.9      420.9
     Commercial mortgage
       loans...............    112.2       84.5       72.7
   Proceeds from sales
    of investments:
     Fixed maturity and
       equity securities...    339.9      636.4      919.1
   Purchases and
    originations of
    investments:
     Fixed maturity and
       equity securities...   (892.0)  (1,226.0)  (1,060.8)
     Commercial mortgage
       loans...............    (23.1)    (102.6)    (279.0)
   Other invested
    assets, net............     (1.2)       0.3         --
   Policy loans, net.......     (0.7)       1.4       (0.6)
                            --------  ---------  ---------
   Net cash from
    investing activities...   (236.7)    (260.1)      72.3
                            --------  ---------  ---------
Cash flows from
 financing activities:
   Proceeds from
    issuance of
    investment contracts...  1,052.8    1,087.8      473.7
   Redemption and
    benefit payments on
    investment contracts...   (930.8)  (1,004.5)    (871.2)
   Proceeds from
    short-term
    borrowings and
    other, net.............     (2.7)        --      147.9
   Payments on
    short-term borrowings..       --      (16.6)    (134.0)
   Capital contribution
    from parents...........     31.5         --         --
                            --------  ---------  ---------
   Net cash from
    financing activities...    150.8       66.7     (383.6)
                            --------  ---------  ---------
   Net change in cash
    and cash equivalents...    270.1       97.7       76.9
Cash and cash
 equivalents at
 beginning of year.........    227.6      129.9       53.0
                            --------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $  497.7  $   227.6  $   129.9
                            ========  =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2008, 2007 and 2006

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include, GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The accompanying consolidated financial statements have been represented as if the merger had been effective for all periods and was accounted for as a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Nature of Business

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) and institutional products. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. Our institutional products include funding agreements backing notes ("FABNs").

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2008, 2007 and 2006, 61.9%, 54.9% and 63.1%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 41.6%, 33.5%, and 39.7%, respectively, of total product sales.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-than-temporary impairments on available-for-sale securities

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. For debt securities, the primary factors considered in our evaluation are: (a) the length of time and the extent to which the fair value has been or is

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer and (c) whether the debtor is current on contractually obligated interest and principal payments. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we recognize an impairment charge. When there has been an adverse change in underlying future cash flows on lower quality securities that represent an interest in securitized financial assets, we recognize an impairment charge.

   Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   The evaluation of impairments is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period net income (loss). The assessment of whether such impairment has occurred is based on management's evaluation of the underlying reasons for the decline in fair value at the individual security level. We deem an individual investment to be other-than-temporarily impaired when management concludes it is probable that we will not receive timely payment of the cash flows contractually stipulated for the investment. We regularly monitor our investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified in a timely manner and that any impairment is charged against net income (loss) in the proper period.

   In addition to consideration of all available information, we also consider our intent and ability to retain a temporarily depressed security until recovery. We believe that our intent and ability to hold an investment, along with the ability of the investment to generate cash flows that have not changed adversely, are the primary factors in assessing whether we recognize an impairment charge.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based upon the difference between the book value of a security and its fair value.

  (h) Fair Value Measurements

   As defined in the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity and equity securities, trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. SFAS No. 157 requires all assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rates.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

  (j) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, all of which have maturity dates of less than three years. The fair value of collateral held and included in other invested assets was $27.0 million and $49.4 million as of December 31, 2008 and 2007, respectively. We had no non-cash collateral as of December 31, 2008 and 2007.

   We have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2008, the fair value of securities pledged under the repurchase program was $36.4 million and the offsetting repurchase obligation of $37.4 million was included in other liabilities on the consolidated balance sheet.

  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the year ended December 31, 2008, we recorded a $9.9 million charge to DAC related to our loss recognition testing. For the years ended December 31, 2007 and 2006, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2008, 2007 and 2006, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   In 2008, we recorded goodwill impairments of $25.3 million as a result of our goodwill impairment testing. For the years ended December 31, 2007 and 2006, no charges were recorded as a result of our goodwill impairment testing. See note 5 for additional information related to goodwill impairments recorded.

  (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income
(loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments are reported in net investment gains (losses).

  (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (r) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change to the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholders equity since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (u) Accounting Changes

   Impairment Guidance of EITF Issue No. 99-20

   On December 31, 2008, we adopted FASB Staff Position ("FSP") EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20. The FSP amends the impairment guidance effective October 1, 2008 for investments that are subject to FASB Emerging Issues Task Force ("EITF") Issue No. 99-20 requiring all available information be used to produce our best estimate of cash flows without regard to what a market participant would use to determine the current fair value. The adoption of FSP EITF 99-20-1 did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of FSP FAS 133-1 and FIN 45-4 did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   Or January 1, 2008, we adopted SFAS No. 157. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of SFAS No. 157 did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of SFAS No. 157 under the provisions of FSP FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the FSP, we will delay the application of SFAS No. 157 for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. On October 10, 2008, we adopted FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not
Active. The FSP provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered when applying SFAS No. 157 in inactive markets. The adoption of FSP FAS 157-3 did not have a material impact on our consolidated financial statements.

   Fair Value Option for Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of SFAS No. 159 did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the statement.

   Amendment of FASB Interpretation No. 39

   On January 1, 2008, we adopted FSP FASB Interpretation ("FIN") No. 39-1, Amendment of FASB Interpretation No. 39. This FSP amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts, to allow fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. The FSP also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts in accordance with FIN No. 39, as amended. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FIN No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, there were no unrecognized tax benefits.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this standard had no impact on our consolidated results of operations and financial position.

  (v) Accounting Pronouncements Not Yet Adopted

   In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133. This statement requires enhanced disclosures about an entity's derivative and hedging activities. SFAS No. 161 will be effective for us on January 1, 2009. We do not expect SFAS No. 161 to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- an amendment of ARB No. 51. This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will be effective for us on January 1, 2009 and will be applied prospectively as of the effective date. We do not expect SFAS No. 160 to have a material impact on our consolidated financial statements.

(2)Investments

  (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                  2008    2007    2006
---------------------                 ------  ------  ------
Fixed maturity and equity securities. $262.0  $238.8  $238.3
Commercial mortgage loans............   56.3    58.2    52.2
Other invested assets................    1.8    10.0     7.9
Policy loans.........................    1.9     1.8     2.0
                                      ------  ------  ------
 Gross investment income.............  322.0   308.8   300.4
Investment expenses..................   (7.9)   (7.4)   (6.5)
                                      ------  ------  ------
 Net investment income............... $314.1  $301.4  $293.9
                                      ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

(Amounts in millions)                                  2008    2007    2006
---------------------                                -------  ------  ------
Available-for-sale securities:
 Realized gains on sale............................. $   8.9  $  0.8  $  2.0
 Realized losses on sale............................   (41.9)  (13.0)  (27.5)
Impairments.........................................  (194.9)   (9.2)   (0.5)
Net unrealized gains (losses) on trading securities.    (0.5)   (1.3)    0.4
Commercial mortgage loan loss reserve...............    (0.2)   (0.5)     --
Derivatives and other...............................    (0.2)    0.4     0.5
                                                     -------  ------  ------
 Net investment gains (losses)...................... $(228.8) $(22.8) $(25.1)
                                                     =======  ======  ======

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                                       2008    2007    2006
---------------------                                                                     -------  ------  -----
Net unrealized gains (losses) on investment securities:
 Fixed maturity securities............................................................... $(811.3) $(74.3) $ 6.7
 Equity securities.......................................................................   (17.0)    2.5    1.7
                                                                                          -------  ------  -----
   Subtotal..............................................................................  (828.3)  (71.8)   8.4
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements............................................................................   143.3    25.1    5.3
Deferred income taxes, net...............................................................   242.9    16.5   (4.7)
                                                                                          -------  ------  -----
Net unrealized investment gains (losses)................................................. $(442.1) $(30.2) $ 9.0
                                                                                          =======  ======  =====

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                                               2008     2007    2006
---------------------                                                                             -------  -------  ------
Net unrealized investment gains (losses) as of January 1......................................... $ (30.2) $   9.0  $ 32.9
                                                                                                  -------  -------  ------
Unrealized gains (losses) arising during the period:
 Unrealized gains (losses) on investment securities..............................................  (984.5)  (101.5)  (59.8)
 Adjustment to deferred acquisition costs........................................................    89.2     15.0    (4.5)
 Adjustment to present value of future profits...................................................    27.0      2.8     1.4
 Adjustment to sales inducements.................................................................     2.0      2.0     0.4
 Provision for deferred income taxes.............................................................   306.2     28.7    22.0
                                                                                                  -------  -------  ------
   Change in unrealized gains (losses) on investment securities..................................  (560.1)   (53.0)  (40.5)
Reclassification adjustments to net investment (gains) losses, net of deferred taxes of $(79.8),
  $(7.5) and $(9.0)..............................................................................   148.2     13.8    16.6
                                                                                                  -------  -------  ------
Net unrealized investment gains (losses) as of December 31....................................... $(442.1) $ (30.2) $  9.0
                                                                                                  =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (d) Fixed Maturity and Equity Securities

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                         Gross      Gross
                           Amortized   unrealized unrealized  Fair
(Amounts in millions)     cost or cost   gains      losses    value
---------------------     ------------ ---------- ---------- --------
Fixed maturity
  securities:
  U.S. government and
   agencies..............   $   76.0     $16.9     $  (0.1)  $   92.8
  Government -- non-U.S..       60.4       0.6        (8.8)      52.2
  U.S. corporate.........    1,922.5      26.7      (246.6)   1,702.6
  Corporate -- non-U.S...      771.6       1.8      (130.4)     643.0
  Mortgage and
   asset-backed..........    1,600.8      18.1      (489.5)   1,129.4
                            --------     -----     -------   --------
   Total fixed maturity
     securities..........    4,431.3      64.1      (875.4)   3,620.0
Equity securities........       40.5        --       (17.0)      23.5
                            --------     -----     -------   --------
   Total
     available-for-sale
     securities..........   $4,471.8     $64.1     $(892.4)  $3,643.5
                            ========     =====     =======   ========

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                         Gross      Gross
                           Amortized   unrealized unrealized  Fair
(Amounts in millions)     cost or cost   gains      losses    value
---------------------     ------------ ---------- ---------- --------
Fixed maturity
  securities:
  U.S. government and
   agencies..............   $   69.5     $ 8.4     $  (0.3)  $   77.6
  Government -- non-U.S..       75.3       4.8        (0.5)      79.6
  U.S. corporate.........    1,828.9      37.7       (60.8)   1,805.8
  Corporate -- non-U.S...      672.6       5.5       (19.1)     659.0
  Mortgage and
   asset-backed..........    1,609.2      11.2       (61.2)   1,559.2
                            --------     -----     -------   --------
   Total fixed maturity
     securities..........    4,255.5      67.6      (141.9)   4,181.2
Equity securities........       79.9       2.7        (0.2)      82.4
                            --------     -----     -------   --------
   Total
     available-for-sale
     securities..........   $4,335.4     $70.3     $(142.1)  $4,263.6
                            ========     =====     =======   ========

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2008 was $178.9 million, which was approximately 81.1% of book value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                Less than 12 months             12 months or more
                           ------------------------------ ------------------------------
                                      Gross                          Gross
(Dollar amounts in          Fair    unrealized    # of     Fair    unrealized    # of
millions)                   value     losses   securities  value     losses   securities
---------                  -------- ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity
  securities:
  U.S. government,
   agencies and
   government sponsored
   entities............... $     --  $    --       --     $    3.3  $  (0.1)       1
  Government -- non-U.S...     37.6     (7.3)      41          1.6     (1.4)       6
  U.S. corporate..........    738.9    (98.4)     191        504.2   (148.2)     124
  Corporate -- non-U.S....    490.5    (77.2)     131        118.1    (53.2)      50
  Asset-backed............     73.8    (58.7)      10        175.2   (235.5)      15
  Mortgage-backed.........    304.7    (57.9)      60        323.0   (137.5)      80
                           --------  -------      ---     --------  -------      ---
  Subtotal, fixed
   maturity securities....  1,645.5   (299.5)     433      1,125.4   (575.9)     276
Equity securities.........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
  (less than)20% Below
   cost................... $1,341.7  $(135.3)     329     $  595.7  $ (80.7)     123
  20-50% Below cost.......    256.3   (103.1)      99        395.2   (199.3)     104
  (greater than)50%
   Below cost.............     47.5    (61.1)       5        134.5   (295.9)      49
                           --------  -------      ---     --------  -------      ---
  Total fixed maturity
   securities.............  1,645.5   (299.5)     433      1,125.4   (575.9)     276
                           --------  -------      ---     --------  -------      ---
% Below cost -- equity
  securities:
  20-50% Below cost.......      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
  Total equity securities.      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

Investment grade.......... $1,423.0  $(250.0)     334     $1,084.2  $(568.5)     244
Below investment grade....    225.7    (51.8)     100         60.8    (22.1)      33
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

   The investment securities in an unrealized loss position as of December 31, 2008 consisted of 711 securities accounting for unrealized losses of $892.4 million. Of the unrealized losses, 91.7% were investment grade (rated AAA through BBB-) and 24.2% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally high interest rate environment including widening credit spreads during 2008.

  . Of the U.S. and non-U.S. corporate securities, the majority were issued by banks and other financial institutions, most of which have been in an unrealized loss position for twelve months or more. Most of these securities retain a credit rating of investment grade. Given the current market conditions, including current financial industry events, the fair value of these securities has declined due to widening of credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events, along with our ability and intent to retain these investments for a period of time sufficient to allow for full recovery in value or until maturity. Based on this evaluation, we determined that these securities were temporarily impaired as of December 31, 2008.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

  . Most of the unrealized losses related to mortgage-backed and asset-backed securities have been in an unrealized loss position for twelve months or more. Of the unrealized losses of $892.4 million, a single issuer of asset-backed securities accounted for unrealized losses of $226.4 million, or 25.4% of total unrealized losses. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. We have examined the performance of the underlying collateral and expect that our investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Of the investment securities in an unrealized loss position for twelve months or more as of December 31, 2008, 154 securities were 20% or more below cost, of which 27 securities were also below investment grade (rated BB+ and below) and accounted for unrealized losses of $21.5 million. These securities, which were issued primarily by corporations in the communication, consumer cyclical, industrial and financial services industries and residential mortgage-backed securities, were current on all terms.

   As of December 31, 2008, we expected to collect full principal and interest and we were not aware of any adverse changes in cash flows. We expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be at maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2008.

   The preceding table includes certain hybrid securities with gross unrealized losses of approximately $8.9 million that were downgraded in early 2009. The rating actions, which were considered by management in our conclusion about whether such securities were other-than-temporarily impaired as of December 31, 2008, occurred after a capital restructuring announced by the issuer in January 2009. These subsequent events included rating downgrades to below investment grade that resulted in the assignment of split ratings by the rating agencies on these securities. In March 2009, we received tender offers related to these hybrid securities which we accepted in April 2009. As a result, in the first quarter of 2009, it is probable that we will apply the equity impairment model to such securities and application of this equity impairment model will lead us to recognize write-downs on such securities.

   Despite the considerable analysis and rigor employed on these investments, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write downs within our portfolio of asset-backed and mortgage-backed securities. Expectations that our investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through our normal credit surveillance process. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write downs within our portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead us to dispose of those certain holdings and recognize the effects of any market movements in our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                Less than 12 months             12 months or more
                           ------------------------------ ------------------------------
                                      Gross                          Gross
(Dollar amounts in          Fair    unrealized    # of     Fair    unrealized    # of
millions)                   value     losses   securities  value     losses   securities
---------                  -------- ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity
  securities:
  U.S. government,
   agencies and
   government sponsored
   entities............... $     --   $   --       --     $    8.7   $ (0.3)       2
  Government -- non-U.S...     21.0     (0.5)      12           --       --       --
  U.S. corporate..........    535.6    (23.9)     111        453.0    (36.9)     112
  Corporate -- non-U.S....    234.6     (5.1)      65        187.5    (14.0)      50
  Asset-backed............    252.2    (32.1)      13         29.3     (0.3)       6
  Mortgage-backed.........    282.0    (17.3)      65        370.0    (11.5)      68
                           --------   ------      ---     --------   ------      ---
  Subtotal, fixed
   maturity securities....  1,325.4    (78.9)     266      1,048.5    (63.0)     238
Equity securities.........       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===
% Below cost -- fixed
  maturity securities:
  (less than)20% Below
   cost................... $1,230.9   $(52.8)     261     $1,018.7   $(50.8)     227
  20-50% Below cost.......     94.5    (26.1)       5         29.8    (12.2)      11
  (greater than)50%
   Below cost.............       --       --       --           --       --       --
                           --------   ------      ---     --------   ------      ---
  Total fixed maturity
   securities.............  1,325.4    (78.9)     266      1,048.5    (63.0)     238
                           --------   ------      ---     --------   ------      ---
% Below cost -- equity
  securities:
  (less than)20% Below
   cost...................       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
  Total equity securities.       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===

Investment grade.......... $1,222.9   $(76.3)     224     $  987.0   $(51.5)     217
Below investment grade....    102.5     (2.6)      42         61.5    (11.5)      21
Not rated -- equities.....       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2008 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                           Amortized
(Amounts in millions)     cost or cost Fair value
---------------------     ------------ ----------
Due one year or less.....   $   85.0    $   84.3
Due after one year
  through five years.....      945.6       851.9
Due after five years
  through ten years......      744.4       616.4
Due after ten years......    1,055.5       938.0
                            --------    --------
   Subtotal..............    2,830.5     2,490.6
Mortgage and asset-backed    1,600.8     1,129.4
                            --------    --------
   Total.................   $4,431.3    $3,620.0
                            ========    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008, $284.5 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2008, securities issued by finance and insurance, utilities and energy and consumer -- non-cyclical industry groups represented approximately 21.5%, 27.3% and 16.2% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2008, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's equity.

   As of December 31, 2008 and 2007, $2.7 million and $0.8 million, respectively, of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                    December 31,
                           ------------------------------
                                2008            2007
                           --------------  --------------
                           Carrying % of   Carrying % of
(Amounts in millions)       value   total   value   total
---------------------      -------- -----  -------- -----
Property Type
Retail....................  $303.9   33.9%  $314.7   32.0%
Industrial................   274.8   30.7    311.9   31.7
Office....................   191.0   21.4    216.7   22.0
Apartments................    81.1    9.1     94.8    9.7
Mixed use/other...........    43.5    4.9     45.3    4.6
                            ------  -----   ------  -----
  Total principal balance.   894.3  100.0%   983.4  100.0%
                                    =====           =====
  Unamortized balance of
   loan origination fees
   and costs..............     0.9             0.9
  Allowance for losses....    (2.5)           (2.3)
                            ------          ------
  Total...................  $892.7          $982.0
                            ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


                                                                  December 31,
                                                         ------------------------------
                                                              2008            2007
                                                         --------------  --------------
                                                         Carrying % of   Carrying % of
(Amounts in millions)                                     value   total   value   total
---------------------                                    -------- -----  -------- -----
Geographic Region
Pacific.................................................  $295.0   33.0%  $320.9   32.6%
South Atlantic..........................................   215.9   24.1    224.4   22.8
Middle Atlantic.........................................   100.7   11.3    133.1   13.6
East North Central......................................    83.0    9.3     94.4    9.6
Mountain................................................    58.2    6.5     64.3    6.5
New England.............................................    47.5    5.3     44.1    4.5
West North Central......................................    35.7    4.0     40.3    4.1
West South Central......................................    34.9    3.9     37.4    3.8
East South Central......................................    23.4    2.6     24.5    2.5
                                                          ------  -----   ------  -----
 Total principal balance................................   894.3  100.0%  $983.4  100.0%
                                                                  =====           =====
 Unamortized balance of loan origination fees and costs.     0.9             0.9
 Allowance for losses...................................    (2.5)           (2.3)
                                                          ------          ------
 Total..................................................  $892.7          $982.0
                                                          ======          ======

   As of December 31, 2007, we originated $23.9 million of mortgages secured by real estate in California, which represented 23.3% of our total U.S. originations for 2007. As of December 31, 2008, there was no concentration of mortgage originations in any one state.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2008 and 2007) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2008 and 2007). There were no non-income producing mortgage loans as of December 31, 2008 and 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)       2008  2007  2006
---------------------      -----  ---- -----
Balance as of January 1... $ 2.3  $1.8 $ 3.1
Provision.................   0.3   0.5   0.1
Release...................  (0.1)   --  (1.4)
                           -----  ---- -----
Balance as of December 31. $ 2.5  $2.3 $ 1.8
                           =====  ==== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                              December 31,
                                     ------------------------------
                                          2008            2007
                                     --------------  --------------
                                     Carrying % of   Carrying % of
(Amounts in millions)                 value   total   value   total
---------------------                -------- -----  -------- -----
Derivatives.........................  $264.9   49.9%  $ 34.3   32.4%
Derivatives counterparty collateral.   217.1   40.9       --     --
Securities lending collateral.......    27.0    5.1     49.4   46.7
Trading securities..................    19.2    3.6     20.3   19.2
Limited partnerships................     1.7    0.3      1.8    1.7
Other investments...................     0.9    0.2       --     --
                                      ------  -----   ------  -----
 Total other invested assets........  $530.8  100.0%  $105.8  100.0%
                                      ======  =====   ======  =====

(3)Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income (loss). We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                       2008  2007  2006
---------------------                                                                      ------ ----- ----
Derivatives qualifying as effective accounting hedges as of January 1..................... $ 13.6 $  -- $--
Current period increases in fair value, net of deferred taxes of $(65.4), $(7.4) and $0.0.  119.0  13.6  --
                                                                                           ------ ----- ---
Derivatives qualifying as effective accounting hedges as of December 31................... $132.6 $13.6 $--
                                                                                           ====== ===== ===

   The $132.6 million, net of taxes, recorded in stockholder's equity as of December 31, 2008 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts are expected to be reclassified to income in the year ending December 31, 2009. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2045. No amounts were reclassified to income during the years ended December 31, 2008, 2007 or 2006 in connection with forecasted transactions that were no longer considered probable of occurring.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Certain derivative instruments are designated as fair value hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded in income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133:
(i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits.

   Positions in derivative instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models, which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the fair values as of the dates indicated:

                                            December 31,
                       -------------------------------------------------------
                                  2008                        2007
                       --------------------------- ---------------------------
                       Notional                    Notional
(Amounts in millions)   value   Assets Liabilities  value   Assets Liabilities
---------------------  -------- ------ ----------- -------- ------ -----------
Interest rate swaps... $1,248.1 $217.8    $4.6     $1,105.6 $24.3     $1.6
Equity index options..    147.5   47.1      --         67.1  10.0       --
Credit default swaps..     83.0     --     3.5           --    --       --
Financial futures.....    915.3     --      --         12.5    --       --
                       -------- ------    ----     -------- -----     ----
 Total derivatives.... $2,393.9 $264.9    $8.1     $1,185.2 $34.3     $1.6
                       ======== ======    ====     ======== =====     ====

   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2008 and 2007, the fair value presented in the preceding table included $90.7 million and $12.1 million, respectively of derivative assets and $8.1 million and $1.3 million, respectively, of derivative liabilities that do not qualify for hedge accounting.

   The fair value of embedded derivatives associated with our GMWB product liabilities, not included in the table above, was $90.6 million and $3.3 million as of December 31, 2008 and 2007, respectively, and was presented in policyholder account balances with the associated liability.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the year ended December 31, 2008 was $9.2 million and was not material for 2007 and 2006. There were no amounts excluded from the measure of effectiveness in the years ended December 31, 2008, 2007 and 2006 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in net investment gains (losses). For the years ended December 31, 2008 and 2007, the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

effect on pre-tax income (loss) was a gain of $79.4 million and $3.4 million, respectively. There was no effect in 2006. The effect on pre-tax income (loss) for changes in fair value of embedded derivatives associated with our GMWB product was $(85.6) million, $3.8 million and $(0.5) million for the years ended December 31, 2008, 2007 and 2006, respectively.

   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. We have set individual counterparty limits and consider our exposure to each counterparty by taking into account the specific exposures of each of our subsidiaries to such counterparty on an aggregate basis. If a counterparty exceeds credit exposure limits in terms of amounts owed to us, unless an exception is granted by management, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All of our master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2008, we could have been allowed to claim up to $46.2 million from counterparties. We would not have been required to make a disbursement as of December 31, 2008. This represents the net fair value of losses and gains by counterparty less $217.1 million of available collateral held. Of the $217.1 million available collateral held, we are over collateralized by $6.5 million. As of December 31, 2008 and 2007, net fair value gains for each counterparty were $264.9 million and $33.5 million, respectively, and the net fair value losses for each counterparty were $8.1 million and $0.8 million, respectively.

   Swaps and purchased options with are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances. As of December 31, 2008, we retained collateral of $217.1 million, related to these agreements including over collateralization from certain counterparties. As of 2007, we retained no collateral. As of December 31, 2008 and 2007, we provided no collateral. The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for the obligation to return collateral retained by us and the right to reclaim collateral from counterparties was recorded in other liabilities and other assets, respectively.

   During 2008, we terminated derivatives with certain counterparties that were subsidiaries of Lehman Brothers Holdings Inc., which filed for bankruptcy in September 2008. Certain terminated derivatives were included in qualifying hedge relationships until the date they were no longer effective. For those derivatives included in cash flow hedging relationships, the qualifying portion of the derivatives' fair value will remain in other comprehensive income (loss) until the underlying hedged item affects income. Subsequent to the termination, we collected the cash collateral for the majority of the net derivative asset and recorded a receivable for the remaining uncollateralized portion within other assets, net of any estimated uncollectible amounts.

   Credit derivatives

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing other investments to reproduce characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay, or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the date indicated:

                                                      December 31, 2008
                                              ---------------------------------
(Amounts in millions)                         Notional value Assets Liabilities
---------------------                         -------------- ------ -----------
Reference entity credit rating and maturity:
A
   Matures after one year through five years.     $10.0       $--      $1.2
BBB
   Matures after one year through five years.      25.0        --       1.3
                                                  -----       ---      ----
   Total single name credit default swaps....     $35.0       $--      $2.5
                                                  =====       ===      ====

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of the date indicated:

                                                                       December 31, 2008
                                                               ---------------------------------
(Amounts in millions)                                          Notional value Assets Liabilities
---------------------                                          -------------- ------ -----------
Index tranche attachment/detachment point and maturity:
12% -- 22% (current attachment/detachment 12% -- 22%) matures
  after five years through ten years..........................     $48.0       $--      $1.0
                                                                   -----       ---      ----
   Total credit default index swaps...........................     $48.0       $--      $1.0
                                                                   =====       ===      ====

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of the date indicated:

                                                                          December 31, 2008
                                                                      --------------------------
                                                                                Amortized Fair
(Amounts in millions)                                                 Par value   cost    value
---------------------                                                 --------- --------- ------
Credit rating:
AAA
   Matures one year through five years...............................  $100.0    $100.0   $ 50.7
   Matures after five years through ten years........................   300.0     331.5    105.1
                                                                       ------    ------   ------
   Total available-for-sale fixed maturity securities that included
     embedded credit derivatives.....................................  $400.0    $431.5   $155.8
                                                                       ======    ======   ======

   The embedded credit derivatives included in the available-for-sale fixed maturity securities presented above have AAA credit ratings as of December 31, 2008.

(4)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)      2008    2007    2006
---------------------     ------  ------  ------
Unamortized balance as
  of January 1........... $435.8  $397.7  $360.2
   Costs deferred........   93.6    76.3    52.7
   Amortization, net of
     interest accretion..  (31.6)  (38.2)  (35.7)
   Adjustment............     --      --    20.5
                          ------  ------  ------
Unamortized balance as
  of December 31.........  497.8   435.8   397.7
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  110.6    21.4     6.4
                          ------  ------  ------
Balance as of December 31 $608.4  $457.2  $404.1
                          ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The 2006 adjustment was the result of a reclassification from future policy benefits.

   Loss recognition testing of our fee-based products in our Retirement Income and Investments segment resulted in an increase in amortization of DAC of $9.9 million in 2008 reflecting unfavorable equity market performance.

   As of December 31, 2008, we believe all of our other businesses have sufficient future income where the related DAC would be recoverable under adverse variations in morbidity, mortality, withdrawal or lapse rate, maintenance expense or interest rates that could be considered reasonably likely to occur.

(5)Intangible Assets and Goodwill

   As of December 31, 2008 and 2007, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                     2008                        2007
                          --------------------------  --------------------------
                          Gross carrying Accumulated  Gross carrying Accumulated
(Amounts in millions)         amount     amortization     amount     amortization
---------------------     -------------- ------------ -------------- ------------
Present value of future
  profits................     $150.2       $ (98.8)       $123.3        $(95.4)
Deferred sales
  inducements to
  contractholders........       38.4          (3.4)         24.4          (4.3)
                              ------       -------        ------        ------
Total....................     $188.6       $(102.2)       $147.7        $(99.7)
                              ======       =======        ======        ======

   Amortization expense, net of interest accretion, related to PVFP for the years ended December 31, 2008, 2007 and 2006 was $3.4 million, $4.2 million and $2.3 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $(0.9) million, $2.1 million and $1.3 million was included in benefits and other changes in policy reserves for the years ended December 31, 2008, 2007 and 2006, respectively.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)      2008   2007   2006
---------------------     -----  -----  -----
Unamortized balance as
  of January 1........... $26.7  $30.9  $33.2
   Interest accreted at
     4.9%, 4.9% and 5.0%.   1.2    1.4    1.6
   Amortization..........  (4.7)  (5.6)  (3.9)
                          -----  -----  -----
Unamortized balance as
  of December 31.........  23.2   26.7   30.9
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  28.2    1.2   (1.6)
                          -----  -----  -----
Balance as of December 31 $51.4  $27.9  $29.3
                          =====  =====  =====

   The percentage of the December 31, 2008 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2009.............................................. 11.7%
            2010.............................................. 10.2%
            2011..............................................  9.1%
            2012..............................................  8.0%
            2013..............................................  7.8%

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance was $49.1 million and $74.4 million as of December 31, 2008 and 2007, respectively.

   Goodwill impairments

   During 2008, we completed our annual goodwill impairment analysis based on data as of July 1, 2008. Additionally, as a result of changes in the market environment during the second half of 2008, we performed impairment analyses as of December 31. As a result of our analyses, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below. There were no other charges to income as a result of our annual or interim goodwill impairment testing.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our recent refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill. More specifically, our risks associated with future goodwill impairments are primarily related to exposure associated with traditional insurance risk. As of December 31, 2008, we have approximately $49.1 million of goodwill associated with reporting units where the goodwill impairment risk is primarily related to traditional insurance risk.

(6)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2008, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $210.7 million and $213.1 million as of December 31, 2008 and 2007, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

structured settlements reinsured had aggregate policyholder reserves of $704.3 million and $706.2 million as of December 31, 2008 and 2007, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $822.0 million and $666.1 million as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, we had $93.5 million and $174.5 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.1 million and $2.6 million for the years ended December 31, 2008 and 2007, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Net life insurance in-force as of December 31 was as follows:

(Amounts in millions)                       2008        2007        2006
---------------------                    ----------  ----------  ----------
Direct life insurance in-force.......... $ 28,592.7  $ 27,784.6  $ 25,967.4
Amounts assumed from other companies....       61.5        63.5        68.6
Amounts ceded to other companies (1)....  (21,786.4)  (21,028.8)  (19,311.9)
                                         ----------  ----------  ----------
Net life insurance in-force............. $  6,867.8  $  6,819.3  $  6,724.1
                                         ----------  ----------  ----------
Percentage of amount assumed to net.....        0.9%        0.9%        1.0%
                                         ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                     Earned
                                     -------------------------  -------------------------
(Amounts in millions)                  2008     2007     2006     2008     2007     2006
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 252.3  $ 248.3  $ 246.5  $ 250.3  $ 245.5  $ 243.8
Assumed.............................    76.8     81.5     86.6     77.3     82.0     87.2
Ceded...............................  (116.3)  (112.8)  (110.4)  (116.9)  (112.8)  (110.2)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 212.8  $ 217.0  $ 222.7  $ 210.7  $ 214.7  $ 220.8
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               36.7%    38.2%    39.5%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $249.8 million, $175.8 million and $160.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(7)Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                               Mortality/
                               morbidity  Interest rate
(Amounts in millions)          assumption  assumption      2008     2007
---------------------          ---------- -------------  -------- --------
Long-term care insurance
  contracts...................      (a)   5.0% - 7.5%    $1,322.5 $1,116.7
Structured settlements with
  life contingencies..........      (b)   4.0% - 8.0%       576.5    571.2
Annuity contracts with life
  contingencies...............      (b)   4.0% - 8.0%       296.1    273.1
Traditional life insurance
  contracts...................      (c)   2.5% - 8.4%        62.5     55.4
Supplementary contracts with
  life contingencies..........      (b)   4.0% - 8.0%        45.2     46.3
Accident and health insurance
  contracts...................      (d)      3.5%             0.3      0.3
                                                         -------- --------
   Total future policy
     benefits.................                           $2,303.1 $2,063.0
                                                         ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table and 1971 Individual Annuitant Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality and the 1959 Accidental Death Benefits Table, or 1964 Commissioners Disability Table, or 1956 Intercompany Hospital Table or 1972 TNW Major Medical Male-Female Table and company experience.

   Assumptions as to persistency are based on the Company's experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)                      2008     2007
---------------------                    -------- --------
Annuity contracts....................... $3,579.2 $3,228.8
FABNs...................................    400.2    401.0
Structured settlements without life
  contingencies.........................    259.1    263.6
Supplementary contracts without life
  contingencies.........................     73.0     72.9
                                         -------- --------
   Total investment contracts...........  4,311.5  3,966.3
Universal life insurance contracts......    247.0    243.3
                                         -------- --------
   Total policyholder account balances.. $4,558.5 $4,209.6
                                         ======== ========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits and guaranteed annuitization benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008 and 2007, our liability associated with certain nontraditional long-duration contracts was approximately $709.2 million and $620.3 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                  2008   2007
----------------------------                                 ------ ------
Account values with death benefit guarantees (net of
  reinsurance):
Standard death benefits (return of net deposits) account
  value..................................................... $288.4 $293.0
Net amount at risk.......................................... $ 86.0 $   --
Average attained age of contractholders.....................     66     68

Enhanced death benefits (step-up, roll-up, payment
  protection) account value................................. $293.7 $318.0
Net amount at risk.......................................... $105.6 $  2.0
Average attained age of contractholders.....................     67     65

Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits...................... $337.4 $277.7
Guaranteed annuitization benefits........................... $ 38.4 $ 50.3

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $1.5 million and $0.3 million as of December 31, 2008 and 2007, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2008 and 2007, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $140.1 million and $2.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(Amounts in millions)   2008   2007
---------------------  ------ ------
 Balanced funds....... $247.5 $244.9
 Equity funds.........   68.6   49.5
 Bond funds...........   48.0   28.7
 Money market funds...    8.9    1.0
 Other................    2.8    4.0
                       ------ ------
    Total............. $375.8 $328.1
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(8)Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)             2008     2007     2006
---------------------           -------  -------  -------
Balance as of January 1........ $ 255.8  $ 224.7  $ 202.2
Less reinsurance recoverables..  (154.5)  (137.2)  (127.1)
                                -------  -------  -------
   Net balance as of January 1.   101.3     87.5     75.1
                                -------  -------  -------
Incurred related to insured
  events of:
   Current year................    58.8     58.1     61.3
   Prior years.................    15.8      5.7      4.8
                                -------  -------  -------
       Total incurred..........    74.6     63.8     66.1
                                -------  -------  -------
Paid related to insured
  events of:
   Current year................   (17.5)   (15.8)   (16.0)
   Prior years.................   (32.9)   (34.2)   (37.7)
                                -------  -------  -------
       Total paid..............   (50.4)   (50.0)   (53.7)
                                -------  -------  -------
   Net balance as of
     December 31...............   125.5    101.3     87.5
                                -------  -------  -------
Add reinsurance recoverables...   193.2    154.5    137.2
                                -------  -------  -------
Balance as of December 31...... $ 318.7  $ 255.8  $ 224.7
                                =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(9)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $61.0 million, $90.5 million and $76.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million and $28.9 million for the years ended December 31, 2007 and 2006, respectively. For the year ended December 31, 2008, there were no charges assessed to affiliates for these services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. There was no interest expense incurred under this agreement for the years ended December 31, 2008 and 2007. For the year ended December 31, 2006, we incurred interest expense of $0.1 million. We paid interest at the cost of funds of GNA, which was 5.2% for the year ended December 31, 2006.

   See note 1(t) for information regarding our tax assumption agreement with our indirect parent company, GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

(10)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 was as follows:

(Amounts in millions)      2008   2007   2006
---------------------     ------  ----- -----
Current federal income
  taxes.................. $ (9.6) $14.6 $12.2
Deferred federal income
  taxes..................  (36.4)  12.9  10.5
                          ------  ----- -----
  Total federal income
   taxes.................  (46.0)  27.5  22.7
                          ------  ----- -----
Current state income
  taxes..................    0.4    1.8  (0.1)
Deferred state income
  taxes..................   (1.3)   0.4   0.1
                          ------  ----- -----
   Total state income
     taxes...............   (0.9)   2.2    --
                          ------  ----- -----
   Total provision
     (benefit) for
     income taxes........ $(46.9) $29.7 $22.7
                          ======  ===== =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                           2008  2007  2006
-                          ----  ----  ----
Statutory U.S federal
  income tax rate......... 35.0% 35.0% 35.0%
  State income tax, net
   of federal income tax
   effect.................  0.4   1.7    --
  Non-deductible goodwill. (5.7)   --    --
  Tax contingencies.......   --  (0.2) (4.3)
  Dividends received
   deductions.............  0.2  (1.3)   --
  Other, net..............  0.2   0.1   0.4
                           ----  ----  ----
Effective rate............ 30.1% 35.3% 31.1%
                           ====  ====  ====

   The components of the net deferred income tax liability (asset) as of December 31 were as follows:

(Amounts in millions)       2008    2007
---------------------     -------  ------
Assets:
  Net unrealized losses
   on investment
   securities............ $ 242.9  $ 16.5
  Investments............    40.9     2.6
  Accrued commissions
   and general expenses..     0.2     1.7
  Insurance reserves.....    41.8    20.5
  Other, net.............    16.0    10.3
                          -------  ------
   Total deferred income
     tax assets..........   341.8    51.6
                          -------  ------
Liabilities:
  Net unrealized gains
   on derivatives........    72.8     7.4
  Present value of
   future profits........    18.8    12.9
  Deferred acquisition
   costs.................   130.1   113.0
  Other, net.............     9.3     5.8
                          -------  ------
   Total deferred income
     tax liabilities.....   231.0   139.1
                          -------  ------
Net deferred income tax
  (asset) liability...... $(110.8) $ 87.5
                          =======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We received refunds of federal and state taxes of $0.8 million for the year ended December 31, 2008. We paid federal and state taxes of $13.4 million and $23.2 million for the years ended December 31, 2007 and 2006, respectively.

   As of December 31, 2008 and 2007, our current income tax receivable (payable) was $7.6 million and $(0.8) million, respectively.

   As of December 31, 2008 and 2007, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2008 and 2007 included no amounts for interest or penalties related to unrecognized tax benefits. Interest expense (income) of $0.4 million and $(0.6) million were recognized as a component of income tax expense in 2007 and 2006, respectively. No interest expense was recognized as a component of income tax expense in 2008.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The U.S. federal field examination regarding 2003 and 2004 tax years was concluded in September 2007, and a Revenue Agent Report was issued. Certain issues are currently under review by the Joint Committee of Taxation for 2000 through 2002 tax years and in the Internal Revenue Service administrative appeals process for 2003 and 2004 tax years. The Internal Revenue Service is currently reviewing the U.S. income tax returns for the 2005 and 2006 tax years.

(11)Commitments and Contingencies

  (a) Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  (b) Commitments

   As of December 31, 2008, we were committed to fund $4.5 million in limited partnership investments.

(12)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts securities held as collateral and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Represents limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or cash surrender value for single premium deferred annuities.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                      2008                          2007
                          ----------------------------- -----------------------------
                          Notional  Carrying            Notional  Carrying
(Amounts in millions)      amount    amount  Fair value  amount    amount  Fair value
---------------------     --------  -------- ---------- --------  -------- ----------
Assets:
  Commercial mortgage
   loans.................   $   (a) $  892.7  $  812.0   $    (a) $  982.0  $1,015.9
  Other invested assets..       (a)      1.3       1.3        (a)      1.9       2.2
Liabilities:
  Investment contracts...       (a)  4,311.5   3,805.7        (a)  3,966.3   3,884.3
Other firm commitments:
  Ordinary course of
   business lending
   commitments...........     --          --        --    15.0          --        --
  Commitments to fund
   limited partnerships..    4.5          --        --      --          --        --

--------
(a)These financial instruments do not have notional amounts.

   Fair Value Measurements

   The following table sets forth our assets that were measured at fair value on a recurring basis as of the date indicated:

                                  December 31, 2008
                          ----------------------------------
(Amounts in millions)      Total   Level 1 Level 2  Level 3
---------------------     -------- ------- -------- --------
Investments:
   Fixed maturity
     securities,
     available-for-sale.. $3,620.0 $   --  $2,233.8 $1,386.2
   Equity securities,
     available-for-sale..     23.5     --      23.5       --
   Other invested assets
     (a).................    441.8     --     378.5     63.3
Separate account assets..    707.3  707.3        --       --
                          -------- ------  -------- --------
       Total assets...... $4,792.6 $707.3  $2,635.8 $1,449.5
                          ======== ======  ======== ========

--------
(a)Includes derivatives, trading securities and securities held as collateral.

   The following table sets forth our liabilities that were measured at fair value on a recurring basis as of the date indicated:

                                December 31, 2008
                          -----------------------------
(Amounts in millions)     Total Level 1 Level 2 Level 3
---------------------     ----- ------- ------- -------
Policyholder account
  balances (a)........... $90.6   $--    $ --    $90.6
Other liabilities (b)....   8.1    --     7.1      1.0
                          -----   ---    ----    -----
   Total liabilities..... $98.7   $--    $7.1    $91.6
                          =====   ===    ====    =====

--------
(a)Represents embedded derivatives associated with our GMWB liabilities.
(b)Represents derivative instruments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Given the inherent uncertainty of estimating fair value when there is not an active market, the estimated fair values would likely differ, and perhaps significantly, from the value that would have been used had an active market for these investments existed.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                             Year ended December 31, 2008
                              ---------------------------------------------------------
                                Fixed maturity         Equity         Other
                                 securities,        securities,      invested
(Amounts in millions)         available-for-sale available-for-sale assets (a)   Total
---------------------         ------------------ ------------------ ---------- --------
Beginning balance as of
  January 1, 2008............      $  462.1            $ 1.3          $18.3    $  481.7
   Total realized and
     unrealized gains
     (losses):
       Included in net
         income (loss).......        (122.8)              --           31.1       (91.7)
       Included in other
         comprehensive
         income (loss).......        (487.5)             0.2             --      (487.3)
   Purchases, sales,
     issuances and
     settlements, net........         246.8             (1.5)           5.2       250.5
   Transfers in (out) of
     Level 3.................       1,287.6               --            8.7     1,296.3
                                   --------            -----          -----    --------
Ending balance as of
  December 31, 2008..........      $1,386.2            $  --          $63.3    $1,449.5
                                   ========            =====          =====    ========
Amount of total gains
  (losses) for the
  period included in net
  income (loss)
  attributable to the
  change in unrealized
  gains (losses)
  relating to assets
  still held as of the
  reporting date.............      $ (119.1)           $  --          $31.1    $  (88.0)
                                   ========            =====          =====    ========

--------
(a)Includes certain trading securities and derivatives.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                                                   Year ended December 31, 2008
                                                                                                   ----------------------------
                                                                                                   Policyholder
                                                                                                     account         Other
(Amounts in millions)                                                                              balances (a) liabilities (b)
---------------------                                                                              ------------ ---------------
Beginning balance as of January 1, 2008...........................................................    $ 3.3          $ --
   Total realized and unrealized (gains) losses:
       Included in net (income) loss..............................................................     85.5           1.0
       Included in other comprehensive (income) loss..............................................       --            --
   Purchases, sales, issuances and settlements, net...............................................      1.8            --
   Transfers in (out) of Level 3..................................................................       --            --
                                                                                                      -----          ----
Ending balance as of December 31, 2008............................................................    $90.6          $1.0
                                                                                                      =====          ====
Amount of total (gains) losses for the period included in net (income) loss attributable to the
  change in unrealized (gains) losses relating to liabilities still held as of the reporting date.    $85.9          $1.0
                                                                                                      =====          ====

--------
(a)Includes embedded derivatives associated with our GMWB liabilities.
(b)Includes derivatives.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or other comprehensive income (loss) within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instruments being shown separately in the category labeled "included in net income (loss)" in the table presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of certain product-related embedded derivatives associated with our GMWB liabilities that exist as of the reporting date, which were recorded in net investment gains (losses).

(13)Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2008, we have no capacity to make a dividend payment in 2009 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2008 and 2007.

(14)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(Amounts in millions)                      2008    2007    2006
---------------------                    -------  ------ -------
Statutory net income (loss)............. $(258.8) $110.7 $(133.6)
Statutory capital and surplus...........   434.4   408.8   307.3

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate risk; and (iv) business risk. The RBC formula is designated

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY and its subsidiaries. As of December 31, 2008 and 2007, we exceeded the minimum required RBC levels.

   On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On February 24, 2009, GLICNY received a capital contribution of $150.0 million form GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively, primarily in investment securities.

(15)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   We allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other       Total
---------------------                    ----------- ---------- ------------- --------
Net investment income...................  $  227.0    $   78.1     $  9.0     $  314.1
Premiums................................      41.2       169.5         --        210.7
Net investment gains (losses)...........    (207.9)      (21.6)       0.7       (228.8)
Policy fees and other income............      17.4        11.6         --         29.0
                                          --------    --------     ------     --------
  Total revenues........................      77.7       237.6        9.7        325.0
                                          --------    --------     ------     --------
Benefits and other changes in policy
  reserves..............................      58.5       173.0         --        231.5
Interest credited.......................     131.7        11.7         --        143.4
Acquisition and operating expenses, net
  of deferrals..........................      23.9        19.0        2.7         45.6
Amortization of deferred acquisition
  costs and intangibles.................      21.6        13.4         --         35.0
Goodwill impairment.....................      25.3          --         --         25.3
                                          --------    --------     ------     --------
  Total benefits and expenses...........     261.0       217.1        2.7        480.8
                                          --------    --------     ------     --------
Income (loss) before income taxes.......    (183.3)       20.5        7.0       (155.8)
Provision (benefit) for income taxes....     (56.7)        7.3        2.5        (46.9)
                                          --------    --------     ------     --------
Net income (loss).......................  $ (126.6)   $   13.2     $  4.5     $ (108.9)
                                          ========    ========     ======     ========
Total assets............................  $6,151.0    $2,724.2     $252.8     $9,128.0
                                          ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other       Total
---------------------                    ----------- ---------- ------------- --------
Net investment income...................  $  211.1    $   78.1     $ 12.2     $  301.4
Premiums................................      55.4       159.3         --        214.7
Net investment gains (losses)...........     (20.3)       (1.6)      (0.9)       (22.8)
Policy fees and other income............      14.8         3.2         --         18.0
                                          --------    --------     ------     --------
  Total revenues........................     261.0       239.0       11.3        511.3
                                          --------    --------     ------     --------
Benefits and other changes in policy
  reserves..............................      72.8       147.9         --        220.7
Interest credited.......................     112.9        11.7         --        124.6
Acquisition and operating expenses, net
  of deferrals..........................      18.3        17.5        3.7         39.5
Amortization of deferred acquisition
  costs and intangibles.................      34.7         7.7         --         42.4
                                          --------    --------     ------     --------
  Total benefits and expenses...........     238.7       184.8        3.7        427.2
                                          --------    --------     ------     --------
Income before income taxes..............      22.3        54.2        7.6         84.1
Provision for income taxes..............       6.9        19.2        3.6         29.7
                                          --------    --------     ------     --------
Net income..............................  $   15.4    $   35.0     $  4.0     $   54.4
                                          ========    ========     ======     ========
Total assets............................  $5,918.5    $2,528.2     $310.0     $8,756.7
                                          ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2006:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other      Total
---------------------                    ----------- ---------- ------------- ------
Net investment income...................   $212.8      $ 73.9       $ 7.2     $293.9
Premiums................................     71.3       149.5          --      220.8
Net investment gains (losses)...........    (24.2)       (1.0)        0.1      (25.1)
Policy fees and other income............     10.0         2.9          --       12.9
                                           ------      ------       -----     ------
  Total revenues........................    269.9       225.3         7.3      502.5
                                           ------      ------       -----     ------
Benefits and other changes in policy
  reserves..............................     88.0       136.0          --      224.0
Interest credited.......................    114.1        11.4          --      125.5
Acquisition and operating expenses, net
  of deferrals..........................     18.1        20.0         4.0       42.1
Amortization of deferred acquisition
  costs and intangibles.................     34.1         3.9          --       38.0
                                           ------      ------       -----     ------
  Total benefits and expenses...........    254.3       171.3         4.0      429.6
                                           ------      ------       -----     ------
Income before income taxes..............     15.6        54.0         3.3       72.9
Provision (benefit) for income taxes....      5.5        19.1        (1.9)      22.7
                                           ------      ------       -----     ------
Net income..............................   $ 10.1      $ 34.9       $ 5.2     $ 50.2
                                           ======      ======       =====     ======

                Genworth Life of New York VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017
                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2009, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003 or prior to the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and nonqualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials.


This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II shares
AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. Global Real Estate Fund -- Series II shares
AIM V.I. International Growth Fund -- Series II shares
AIM V.I. Large Cap Growth Fund -- Series I shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Thematic Growth Portfolio -- Class B (formerly,
  AllianceBernstein Global Technology Portfolio)

AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Large Cap Growth V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

DWS Variable Series II:
DWS Dreman High Return Equity VIP -- Class B Shares
DWS Dreman Small Mid Cap Value VIP -- Class B Shares
DWS Technology VIP -- Class B Shares

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Large Cap Growth Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares Mutual Shares Securities Fund -- Class 2 Shares
Templeton Foreign Securities Fund -- Class 2 Shares
Templeton Global Asset Allocation Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares

Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Money Market Fund
Premier Growth Equity Fund -- Class 1 Shares
Real Estate Securities Fund -- Class 1 Shares
S&P 500(R) Index Fund
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares
U.S. Equity Fund -- Class 1 Shares


Genworth Variable Insurance Trust:
Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Partners Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund


Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund

Janus Aspen Series:
Balanced Portfolio -- Service Shares

Enterprise Portfolio -- Service Shares (formerly, Mid Cap Growth Portfolio)

Forty Portfolio -- Service Shares

Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares (formerly, Large Cap Growth Portfolio) Worldwide Portfolio - Service Shares (formerly, Worldwide Growth Portfolio)

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Portfolio -- Class 1
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1 JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
JPMorgan Insurance Trust International Equity Portfolio -- Class 1



/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1 (formerly, JPMorgan
  Insurance Trust Diversified Equity Portfolio)


Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Capital and Income Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) New Discovery Series -- Service Class Shares
MFS(R) Strategic Income Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
Oppenheimer MidCap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares

Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

Rydex Variable Trust:

NASDAQ-100(R) Fund


The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares

Capital Growth Portfolio -- Class II Shares

The following Portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus:
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares/1/

Janus Aspen Series:
Enterprise Portfolio -- Service Shares (formerly, Mid Cap Growth Portfolio) Global Life Sciences Portfolio -- Service Shares
Global Technology Portfolio -- Service Shares
Janus Portfolio -- Service Shares (formerly, Large Cap Growth Portfolio) Worldwide Portfolio - Service Shares (formerly, Worldwide Growth Portfolio)

PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:
Overseas Portfolio -- Service Shares (formerly, International Growth Portfolio)


Not all of these Portfolios may be available in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value


/1/ The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2009, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 313-5282;

                      or write us at our Service Center:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions......................................................

Fee Tables.......................................................
   Examples......................................................

Synopsis.........................................................

Condensed Financial Information..................................

The Company......................................................

Financial Condition of the Company...............................

The Separate Account.............................................
   The Portfolios................................................
   Subaccounts...................................................
   Voting Rights.................................................
   Asset Allocation Program......................................

The Guarantee Account............................................

Charges and Other Deductions.....................................
   Transaction Expenses..........................................
     Surrender Charge............................................
     Exceptions to the Surrender Charge..........................
   Deductions from the Separate Account..........................
   Other Charges.................................................

The Contract.....................................................
   Purchase of the Contract......................................
   Ownership.....................................................
   Assignment....................................................
   Purchase Payments.............................................
   Valuation Day and Valuation Period............................
   Allocation of Purchase Payments...............................
   Enhanced Payment Benefit Option...............................
   Valuation of Accumulation Units...............................

Transfers........................................................
   Transfers Before the Annuity Commencement Date................
   Transfers from the Guarantee Account to the Subaccounts.......
   Transfers from the Subaccounts to the Guarantee Account.......
   Transfers Among the Subaccounts...............................
   Telephone/Internet Transactions...............................
   Confirmation of Transactions..................................
   Special Note on Reliability...................................
   Transfers by Third Parties....................................
   Special Note on Frequent Transfers............................
   Dollar Cost Averaging Program.................................
   Defined Dollar Cost Averaging Program.........................
   Portfolio Rebalancing Program.................................
   Guarantee Account Interest Sweep Program......................

Surrenders and Partial Withdrawals...............................
   Surrenders and Partial Withdrawals............................
   Restrictions on Distributions from Certain Contracts..........
   Systematic Withdrawal Program.................................


The Death Benefit................................................
   Death Benefit at Death of Any Annuitant Before Annuity
     Commencement Date...........................................
   When We Calculate The Death Benefit...........................
   Death of an Owner or Joint Owner Before the Annuity
     Commencement Date...........................................
   Death of Owner, Joint Owner or Annuitant After Income
     Payments Begin..............................................

Income Payments..................................................
   Optional Payment Plans........................................
   Variable Income Payments......................................
   Transfers After the Annuity Commencement Date.................

Tax Matters......................................................
   Introduction..................................................
   Taxation of Non-Qualified Contracts...........................
   Section 1035 Exchanges........................................
   Qualified Retirement Plans....................................
   Federal Income Tax Withholding................................
   State Income Tax Withholding..................................
   Tax Status of the Company.....................................
   Federal Estate Taxes..........................................
   Generation-Skipping Transfer Tax..............................
   Annuity Purchases by Residents of Puerto Rico.................
   Annuity Purchases by Nonresident Aliens and Foreign
     Corporations................................................
   Foreign Tax Credits...........................................
   Changes in the Law............................................

Requesting Payments..............................................

Sale of the Contracts............................................

Additional Information...........................................
   Owner Questions...............................................
   Return Privilege..............................................
   State Regulation..............................................
   Evidence of Death, Age, Gender, Marital Status or Survival....
   Records and Reports...........................................
   Other Information.............................................
   Legal Proceedings.............................................

Appendix -- Condensed Financial Information......................

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.

Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Maximum of 8%/1,2/
 payments partially withdrawn or surrendered)
                                                   -------------------
 Transfer Charge                                      $10.00/3 /
----------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
-----------------------------------------------------------------------------------------------
Annual Contract Charge                                              $30.00/1/
-----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-----------------------------------------------------------------------------------------------
                                                   Annuitant (Joint       Either Annuitant Over
                                                   Annuitant, if any) Age Age 70 at Issue
                                                   70 or Younger at Issue
                                                   --------------------------------------------
  Mortality and Expense Risk Charge                         1. 30%                 1.50%
-----------------------------------------------------------------------------------------------
  Administrative Expense Charge                           0.15%/2/              0.15%/2/
-----------------------------------------------------------------------------------------------
Optional Benefits
-----------------------------------------------------------------------------------------------
  Enhanced Payment Benefit Option                         0.15%/2/              0.15%/2/
-----------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses/3/            1.60%                 1.80%
-----------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/This charge is deducted as a percentage of your assets allocated to the Separate Account.


/3/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Enhanced Payment Benefit Option at the time of application. If the Enhanced Payment Benefit Option is not elected, the total Separate Account Annual Expenses would be lower.


For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/               Minimum Maximum
----------------------------------------------------------
Total Annual Portfolio Operating Expenses
 (before fee waivers or reimbursements)     0.42%   7.97%
----------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.42% and 2.05%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,635      $3,612      $5,272       $8,487



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,051      $3,110      $4,904       $8,441



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,135      $3,184      $4,968       $8,487


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.65% for the mortality and expense risk charge as well as the administrative expense charge (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily as a percentage of your assets in the Separate Account).

If the Enhanced Payment Benefit Option is not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used in certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing a contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.


What charges are associated with this contract? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.


For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% (1.65% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30% (1.50% where either Annuitant is older than age 70 at the time the contract is issued). There is also an additional charge of 0.15% against the daily net asset value of the Separate Account if the Enhanced Payment Benefit Option is elected at the time of application which would increase the total charges in the aggregate to an effective annual rate of 1.60% against the daily net asset value of the Separate Account (1.80% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional rider. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.


There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.


We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and the "Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.


What are the federal tax implications of my investment in the contract? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see the Appendix to this prospectus for tables of the Accumulation Unit values.



THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio has caused us to re-evaluate product offerings. In addition, we have recently added a capital contribution from our parent effective the fourth quarter of 2008 to increase our risk based-capital. We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.


THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.


We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.


If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You decide the Subaccounts to which you allocate purchase payments. There are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 313-5282, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                                                                                    Adviser (and Sub-Adviser(s),
                    Subaccount Investing In            Investment Objective                as applicable)
                    -------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Basic Value Fund --   Long-term growth of capital.  Invesco Aim Advisors, Inc.
INSURANCE FUNDS/1/  Series II shares                                             (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
                    -------------------------------------------------------------------------------------------------
                    AIM V.I. Capital Appreciation  Growth of capital.            Invesco Aim Advisors, Inc.
                    Fund -- Series I shares                                      (subadvised by Invesco Trimark
                                                                                 Ltd.; Invesco Global Asset
                                                                                 Management (N.A.), Inc.; Invesco
                                                                                 Institutional (N.A.), Inc.; Invesco
                                                                                 Senior Secured Management, Inc.;
                                                                                 Invesco Hong Kong Limited;
                                                                                 Invesco Asset Management Limited;
                                                                                 Invesco Asset Management (Japan)
                                                                                 Limited; Invesco Asset Management
                                                                                 Deutschland, GmbH; and Invesco
                                                                                 Australia Limited)
                    -------------------------------------------------------------------------------------------------



                    /1/ It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc. will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.

                                                                                             Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective                    as applicable)
                   -----------------------------------------------------------------------------------------------------------
                   AIM V.I. Core Equity Fund --      Growth of capital.                   Invesco Aim Advisors, Inc.
                   Series I shares                                                        (subadvised by Invesco Trimark
                                                                                          Ltd.; Invesco Global Asset
                                                                                          Management (N.A.), Inc.; Invesco
                                                                                          Institutional (N.A.), Inc.; Invesco
                                                                                          Senior Secured Management, Inc.;
                                                                                          Invesco Hong Kong Limited;
                                                                                          Invesco Asset Management Limited;
                                                                                          Invesco Asset Management (Japan)
                                                                                          Limited; Invesco Asset Management
                                                                                          Deutschland, GmbH; and Invesco
                                                                                          Australia Limited)
                   -----------------------------------------------------------------------------------------------------------
                   AIM V.I. Global Real Estate Fund  High total return through growth of  Invesco Aim Advisors, Inc.
                   -- Series II shares               capital and current income.          (subadvised by Invesco Trimark
                                                                                          Ltd.; Invesco Institutional (N.A.),
                                                                                          Inc.; Invesco Global Asset
                                                                                          Management (N.A.), Inc.; Invesco
                                                                                          Institutional (N.A.), Inc.; Invesco
                                                                                          Senior Secured Management, Inc.;
                                                                                          Invesco Hong Kong Limited;
                                                                                          Invesco Asset Management Limited;
                                                                                          Invesco Asset Management (Japan)
                                                                                          Limited; Invesco Asset Management
                                                                                          Deutschland, GmbH; and Invesco
                                                                                          Australia Limited)
                   -----------------------------------------------------------------------------------------------------------
                   AIM V.I. International Growth     Long-term growth of capital.         Invesco Aim Advisors, Inc.
                   Fund -- Series II shares                                               (subadvised by Invesco Trimark
                                                                                          Ltd.; Invesco Global Asset
                                                                                          Management (N.A.), Inc.; Invesco
                                                                                          Institutional (N.A.), Inc.; Invesco
                                                                                          Senior Secured Management, Inc.;
                                                                                          Invesco Hong Kong Limited;
                                                                                          Invesco Asset Management Limited;
                                                                                          Invesco Asset Management (Japan)
                                                                                          Limited; Invesco Asset Management
                                                                                          Deutschland, GmbH; and Invesco
                                                                                          Australia Limited)
                   -----------------------------------------------------------------------------------------------------------
                   AIM V.I. Large Cap Growth Fund    Long-term growth of capital.         Invesco Aim Advisors, Inc.
                   -- Series I shares                                                     (subadvised by Invesco Trimark
                                                                                          Ltd.; Invesco Global Asset
                                                                                          Management (N.A.), Inc.; Invesco
                                                                                          Institutional (N.A.), Inc.; Invesco
                                                                                          Senior Secured Management, Inc.;
                                                                                          Invesco Hong Kong Limited;
                                                                                          Invesco Asset Management Limited;
                                                                                          Invesco Asset Management (Japan)
                                                                                          Limited; Invesco Asset Management
                                                                                          Deutschland, GmbH; and Invesco
                                                                                          Australia Limited)
                   -----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN  AllianceBernstein Balanced        Seeks to maximize total return       AllianceBernstein, L.P.
VARIABLE PRODUCTS  Wealth Strategy Portfolio --      consistent with the adviser's
SERIES FUND, INC.  Class B                           determination of reasonable risk.
                   -----------------------------------------------------------------------------------------------------------
                   AllianceBernstein Global          Long-term growth of capital.         AllianceBernstein, L.P.
                   Thematic Growth Portfolio --
                   Class B (formerly,
                   AllianceBernstein Global
                   Technology Portfolio)
                   -----------------------------------------------------------------------------------------------------------


                         Subaccount Investing In                     Investment Objective
                         ---------------------------------------------------------------------------
                         AllianceBernstein Growth and       Long-term growth of capital.
                         Income Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein International    Long-term growth of capital.
                         Value Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein Large Cap        Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AllianceBernstein Small Cap        Long-term growth of capital.
                         Growth Fund -- Class B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP Income & Growth Fund --         Seeks capital growth. Income is a
VARIABLE PORTFOLIOS,     Class I                            secondary objective.
INC.                     ---------------------------------------------------------------------------
                         VP International Fund -- Class I   Seeks capital growth.

                         ---------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I        Seeks long-term capital growth.

                         ---------------------------------------------------------------------------
                         VP Value Fund -- Class I           Seeks long-term capital growth.
                                                            Income is a secondary objective.
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                           strategy that seeks to protect against
INC.                                                        U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I. Fund    Seeks capital appreciation, and
SERIES FUNDS, INC.       -- Class III Shares                secondarily, income.

                         ---------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment return.
                         Fund -- Class III Shares



                         ---------------------------------------------------------------------------
                         BlackRock Large Cap Growth V.I.    Seeks long-term capital growth.
                         Fund -- Class III Shares

                         ---------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term capital growth.
                         V.I. Fund -- Class III Shares

                         ---------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,      The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A         capital.
TRUST I
                         ---------------------------------------------------------------------------
                         Columbia Marsico International     The fund seeks long-term growth of
                         Opportunities Fund, Variable       capital.
                         Series -- Class B
                         ---------------------------------------------------------------------------
DREYFUS                  Dreyfus Investment Portfolios      Seeks investment returns that are
                         MidCap Stock Portfolio -- Initial  greater than the total return
                         Shares                             performance of publicly traded
                                                            common stocks of medium-size
                                                            domestic companies in the aggregate,
                                                            as represented by the Standard &
                                                            Poor's MidCap 400(R) Index.
                         ---------------------------------------------------------------------------


                            Adviser (and Sub-Adviser(s),
                                  as applicable)
                         -----------------------------------
                         AllianceBernstein, L.P.

                         -----------------------------------
                         AllianceBernstein, L.P.

                         -----------------------------------
                         AllianceBernstein, L.P.

                         -----------------------------------
                         AllianceBernstein, L.P.

                         -----------------------------------
AMERICAN CENTURY         American Century Investment
VARIABLE PORTFOLIOS,     Management, Inc.
INC.                     -----------------------------------
                         American Century Global
                         Investment Management, Inc.
                         -----------------------------------
                         American Century Investment
                         Management, Inc.
                         -----------------------------------
                         American Century Investment
                         Management, Inc.
                         -----------------------------------
AMERICAN CENTURY         American Century Investment
VARIABLE PORTFOLIOS II,  Management, Inc.
INC.
                         -----------------------------------
BLACKROCK VARIABLE       BlackRock Advisors, LLC
SERIES FUNDS, INC.       (subadvised by BlackRock
                         Investment Management, LLC)
                         -----------------------------------
                         BlackRock Advisors, LLC
                         (subadvised by BlackRock Asset
                         Management U.K. Limited and
                         BlackRock Investment Management,
                         LLC)
                         -----------------------------------
                         BlackRock Advisors, LLC
                         (subadvised by BlackRock
                         Investment Management, LLC)
                         -----------------------------------
                         BlackRock Advisors, LLC
                         (subadvised by BlackRock
                         Investment Management, LLC)
                         -----------------------------------
COLUMBIA FUNDS           Columbia Management Advisors,
VARIABLE INSURANCE       LLC (subadvised by Marsico Capital
TRUST I                  Management, LLC)
                         -----------------------------------
                         Columbia Management Advisors,
                         LLC (subadvised by Marsico Capital
                         Management, LLC)
                         -----------------------------------
DREYFUS                  The Dreyfus Corporation






                         -----------------------------------


                        Subaccount Investing In                      Investment Objective
                        -----------------------------------------------------------------------------
                        Dreyfus Variable Investment Fund   The portfolio seeks as high a level of
                        -- Money Market Portfolio          current income as is consistent with the
                                                           preservation of capital and the
                                                           maintenance of liquidity. As a money
                                                           market fund, the portfolio is subject to
                                                           maturity, quality and diversification
                                                           requirements designed to help it
                                                           maintain a stable share price of $1.00.
                        -----------------------------------------------------------------------------
                        The Dreyfus Socially Responsible   Seeks capital growth, with current
                        Growth Fund, Inc. -- Initial       income as a secondary objective.
                        Shares
                        -----------------------------------------------------------------------------
DWS VARIABLE SERIES II  DWS Dreman High Return Equity      Seeks to achieve a high rate of total
                        VIP -- Class B Shares              return.

                        -----------------------------------------------------------------------------
                        DWS Dreman Small Mid Cap           Seeks long-term capital appreciation.
                        Value VIP -- Class B Shares

                        -----------------------------------------------------------------------------
                        DWS Technology VIP -- Class B      Seeks growth of capital.
                        Shares
                        -----------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund       To provide a high level of current
TRUST                                                      income.
                        -----------------------------------------------------------------------------
                        VT Worldwide Health Sciences       Seeks long-term capital growth by
                        Fund                               investing in a worldwide and
                                                           diversified portfolio of health sciences
                                                           companies.
                        -----------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund --         Seeks long term capital growth.
ANNUITY TRUST           Class 2
                        -----------------------------------------------------------------------------
FEDERATED INSURANCE     Federated High Income Bond         Seeks high current income by
SERIES                  Fund II -- Service Shares          investing in lower-rated corporate debt
                                                           obligations, commonly referred to as
                                                           "junk bonds."
                        -----------------------------------------------------------------------------
                        Federated Kaufmann Fund II --      Seeks capital appreciation.
                        Service Shares


                        -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/ Portfolios   Seeks to obtain high total return with
INSURANCE PRODUCTS      -- Service Class 2                 reduced risk over the long term by
FUND                                                       allocating its assets among stocks,
                                                           bonds, and short-term instruments.









                        -----------------------------------------------------------------------------
                        VIP Balanced Portfolio -- Service  Seeks income and capital growth
                        Class 2                            consistent with reasonable risk.

                        -----------------------------------------------------------------------------
                        VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                        Service Class 2

                        -----------------------------------------------------------------------------


                           Adviser (and Sub-Adviser(s),
                                  as applicable)
                        ------------------------------------
                        The Dreyfus Corporation







                        ------------------------------------
                        The Dreyfus Corporation


                        ------------------------------------
DWS VARIABLE SERIES II  Deutsche Investment Management
                        Americas Inc. (subadvised by
                        Dreman Value Management L.L.C.)
                        ------------------------------------
                        Deutsche Investment Management
                        Americas Inc. (subadvised by
                        Dreman Value Management L.L.C.)
                        ------------------------------------
                        Deutsche Investment Management
                        Americas Inc.
                        ------------------------------------
EATON VANCE VARIABLE    Eaton Vance Management
TRUST
                        ------------------------------------
                        OrbiMed Advisors, LLC



                        ------------------------------------
EVERGREEN VARIABLE      Evergreen Investment Management
ANNUITY TRUST           Company, LLC
                        ------------------------------------
FEDERATED INSURANCE     Federated Investment Management
SERIES                  Company


                        ------------------------------------
                        Federated Equity Management
                        Company of Pennsylvania
                        (subadvised by Federated Global
                        Investment Management Corp.)
                        ------------------------------------
FIDELITY(R) VARIABLE    Fidelity Management & Research
INSURANCE PRODUCTS      Company (FMR) (subadvised by
FUND                    Fidelity Investments Money
                        Management, Inc. (FIMM), FMR
                        Co., Inc. (FMRC), Fidelity Research
                        & Analysis Company (FRAC),
                        Fidelity Management & Research
                        (U.K.) Inc. (FMR U.K.), Fidelity
                        International Investment Advisors
                        (FIIA), Fidelity International
                        Investment Advisors (U.K.) Limited
                        (FIIA(U.K.)L), and Fidelity
                        Investments Japan Limited (FIJ))
                        ------------------------------------
                        FMR (subadvised by FIMM, FMRC,
                        FRAC, FMR U.K., FIIA,
                        FIIA(U.K.)L, and FIJ)
                        ------------------------------------
                        FMR (subadvised by FMRC, FRAC,
                        FMR U.K., FIIA, FIIA(U.K.)L, and
                        FIJ)
                        ------------------------------------


                    Subaccount Investing In                      Investment Objective
                    ------------------------------------------------------------------------------
                    VIP Dynamic Capital Appreciation   Seeks capital appreciation.
                    Portfolio -- Service Class 2

                    ------------------------------------------------------------------------------
                    VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                    Service Class 2                    will also consider the potential for
                                                       capital appreciation. The fund's goal is
                                                       to achieve a yield which exceeds the
                                                       composite yield on the securities
                                                       comprising the Standard & Poor's
                                                       500/SM/ Index (S&P 500(R)).
                    ------------------------------------------------------------------------------
                    VIP Growth Portfolio -- Service    Seeks to achieve capital appreciation.
                    Class 2

                    ------------------------------------------------------------------------------
                    VIP Growth & Income Portfolio      Seeks high total return through a
                    -- Service Class 2                 combination of current income and
                                                       capital appreciation.
                    ------------------------------------------------------------------------------
                    VIP Investment Grade Bond          Seeks as high a level of current income
                    Portfolio -- Service Class 2       as is consistent with the preservation of
                                                       capital.
                    ------------------------------------------------------------------------------
                    VIP Mid Cap Portfolio -- Service   Seeks long-term growth of capital.
                    Class 2

                    ------------------------------------------------------------------------------
                    VIP Value Strategies Portfolio --  Seeks capital appreciation.
                    Service Class 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities Fund    Seeks to maximize income while
VARIABLE INSURANCE  -- Class 2 Shares                  maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities. The fund seeks income by
                                                       investing in corporate, foreign and
                                                       U.S. Treasury bonds as well as stocks
                                                       with dividend yields the manager
                                                       believes are attractive.
                    ------------------------------------------------------------------------------
                    Franklin Large Cap Growth          Seeks capital appreciation. The fund
                    Securities Fund -- Class 2 Shares  normally invests at least 80% of its net assets in investments of large
                                                       capitalization companies, and normally
                                                       invests predominantly in equity
                                                       securities.
                    ------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding    Seeks capital appreciation, with
                    Funds Allocation Fund -- Class 2   income as a secondary goal. The fund
                    Shares/1/                          normally invests equal portions in
                                                       Class 1 shares of Franklin Income
                                                       Securities Fund; Mutual Shares
                                                       Securities Fund; and Templeton
                                                       Growth Securities Fund.
                    ------------------------------------------------------------------------------


                      Adviser (and Sub-Adviser(s),
                            as applicable)
                    ---------------------------------
                    FMR (subadvised by FMRC, FRAC,
                    FMR U.K., FIIA, FIIA(U.K.)L, and
                    FIJ)
                    ---------------------------------
                    FMR (subadvised by FMRC, FRAC,
                    FMR U.K., FIIA, FIIA(U.K.)L, and
                    FIJ)




                    ---------------------------------
                    FMR (subadvised by FMRC, FRAC,
                    FMR U.K., FIIA, FIIA(U.K.)L, and
                    FIJ)
                    ---------------------------------
                    FMR (subadvised by FMRC, FRAC,
                    FMR U.K., FIIA, FIIA(U.K.)L, and
                    FIJ)
                    ---------------------------------
                    FMR (subadvised by FIMM, FRAC,
                    FIIA and FIIA(U.K.)L)

                    ---------------------------------
                    FMR (subadvised by FMRC, FRAC,
                    FMR U.K., FIIA, FIIA(U.K.)L, and
                    FIJ)
                    ---------------------------------
                    FMR (subadvised by FMRC, FRAC,
                    FMR U.K., FIIA, FIIA(U.K.)L, and
                    FIJ)
                    ---------------------------------
FRANKLIN TEMPLETON  Franklin Advisers, Inc.
VARIABLE INSURANCE
PRODUCTS TRUST






                    ---------------------------------
                    Franklin Advisers, Inc.





                    ---------------------------------
                    Franklin Templeton Services, LLC
                    (the fund's administrator)





                    ---------------------------------


                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this fund.

                                                                                                Adviser (and Sub-Adviser(s),
                Subaccount Investing In                      Investment Objective                      as applicable)
                ----------------------------------------------------------------------------------------------------------------
                Mutual Shares Securities Fund --   Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
                Class 2 Shares                     income as a secondary goal. The fund
                                                   normally invests primarily in U.S. and
                                                   foreign equity securities that the
                                                   manager believes are undervalued. The
                                                   fund also invests, to a lesser extent, in
                                                   risk arbitrage securities and distressed
                                                   companies.
                ----------------------------------------------------------------------------------------------------------------
                Templeton Foreign Securities       Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
                Fund -- Class 2 Shares             fund normally invests at least 80% of
                                                   its net assets in investments of issuers
                                                   located outside the U.S., including
                                                   those in emerging markets, and
                                                   normally invests predominantly in
                                                   equity securities.
                ----------------------------------------------------------------------------------------------------------------
                Templeton Global Asset Allocation  Seeks high total return. The fund          Templeton Investment Counsel, LLC
                Fund -- Class 2 Shares             normally invests in equity securities of
                                                   companies of any country, debt
                                                   securities of companies and
                                                   governments of any country, and in
                                                   money market securities. The fund
                                                   normally invests substantially to
                                                   primarily in equity securities.
                ----------------------------------------------------------------------------------------------------------------
                Templeton Growth Securities        Seeks long-term capital growth. The        Templeton Global Advisors Limited
                Fund -- Class 2 Shares             fund normally invests primarily in
                                                   equity securities of companies located
                                                   anywhere in the world, including those
                                                   in the U.S. and in emerging markets.
                ----------------------------------------------------------------------------------------------------------------
GE INVESTMENTS  Core Value Equity Fund --          Seeks long-term growth of capital and      GE Asset Management Incorporated
FUNDS, INC.     Class 1 Shares                     future income.
                ----------------------------------------------------------------------------------------------------------------
                Income Fund -- Class 1 Shares      Seeks maximum income consistent            GE Asset Management Incorporated
                                                   with prudent investment management
                                                   and the preservation of capital.
                ----------------------------------------------------------------------------------------------------------------
                Mid-Cap Equity Fund -- Class 1     Seeks long-term growth of capital and      GE Asset Management Incorporated
                Shares                             future income.
                ----------------------------------------------------------------------------------------------------------------
                Money Market Fund/1/               Seeks a high level of current income       GE Asset Management Incorporated
                                                   consistent with the preservation of
                                                   capital and the maintenance of
                                                   liquidity.
                ----------------------------------------------------------------------------------------------------------------
                Premier Growth Equity Fund --      Seeks long-term growth of capital and      GE Asset Management Incorporated
                Class 1 Shares                     future income rather than current
                                                   income.
                ----------------------------------------------------------------------------------------------------------------
                Real Estate Securities Fund --     Seeks maximum total return through         GE Asset Management Incorporated
                Class 1 Shares                     current income and capital                 (subadvised by Urdang Securities
                                                   appreciation.                              Management, Inc.)
                ----------------------------------------------------------------------------------------------------------------
                S&P 500(R) Index Fund/2/           Seeks growth of capital and                GE Asset Management Incorporated
                                                   accumulation of income that                (subadvised by SSgA Funds
                                                   corresponds to the investment return of    Management, Inc.)
                                                   S&P's 500 Composite Stock Index.
                ----------------------------------------------------------------------------------------------------------------


                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                        Subaccount Investing In                    Investment Objective
                        ---------------------------------------------------------------------------
                        Small-Cap Equity Fund -- Class 1  Seeks long-term growth of capital.
                        Shares





                        ---------------------------------------------------------------------------
                        Total Return Fund -- Class 1      Seeks the highest total return,
                        Shares                            composed of current income and
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                        ---------------------------------------------------------------------------
                        U.S. Equity Fund -- Class 1       Seeks long-term growth of capital.
                        Shares
                        ---------------------------------------------------------------------------
GENWORTH VARIABLE       Genworth Calamos Growth Fund      The fund's investment objective is
INSURANCE TRUST/1/                                        long-term capital growth.

                        ---------------------------------------------------------------------------
                        Genworth Columbia Mid Cap         The fund's investment objective is
                        Value Fund                        long-term capital appreciation.


                        ---------------------------------------------------------------------------
                        Genworth Davis NY Venture Fund    The fund's investment objective is
                                                          long-term growth of capital.

                        ---------------------------------------------------------------------------
                        Genworth Eaton Vance Large Cap    The fund's investment objective is to
                        Value Fund                        seek total return.

                        ---------------------------------------------------------------------------
                        Genworth Legg Mason Partners      The fund's investment objective is to
                        Aggressive Growth Fund            seek capital appreciation.

                        ---------------------------------------------------------------------------
                        Genworth PIMCO StocksPLUS         The fund's investment objective is to
                        Fund                              seek total return which exceeds that of
                                                          the S&P 500 Index.

                        ---------------------------------------------------------------------------
                        Genworth Putnam International     The fund's investment objective is
                        Capital Opportunities Fund        long-term capital appreciation.


                        ---------------------------------------------------------------------------
                        Genworth Thornburg                The fund's investment objective is
                        International Value Fund          long-term capital appreciation by
                                                          investing in equity and fixed income
                                                          securities of all types.
                        ---------------------------------------------------------------------------
                        Genworth Western Asset            The fund's investment objective is to
                        Management Core Plus Fixed        maximize total return, consistent with
                        Income Fund                       prudent investment management and
                                                          liquidity needs, by investing to obtain
                                                          the average duration specified for the
                                                          fund.
                        ---------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value       Seeks long-term capital appreciation.
INSURANCE TRUST         Fund
                        ---------------------------------------------------------------------------
JANUS ASPEN SERIES      Balanced Portfolio -- Service     Seeks long-term capital growth,
                        Shares                            consistent with preservation of capital
                                                          and balanced by current income.
                        ---------------------------------------------------------------------------


                          Adviser (and Sub-Adviser(s),
                                as applicable)
                        ---------------------------------
                        GE Asset Management Incorporated
                        (subadvised by Palisade Capital
                        Management, L.L.C., Champlain
                        Investment Partners, LLC,
                        GlobeFlex Capital, LP and
                        SouthernSun Asset Management,
                        Inc.)
                        ---------------------------------
                        GE Asset Management Incorporated



                        ---------------------------------
                        GE Asset Management Incorporated

                        ---------------------------------
GENWORTH VARIABLE       Genworth Financial Wealth
INSURANCE TRUST/1/      Management, Inc. (subadvised by
                        Calamos Advisors LLC)
                        ---------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Columbia Management Advisors,
                        LLC)
                        ---------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Davis Selected Advisers, L.P.)
                        ---------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Eaton Vance Management)
                        ---------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        ClearBridge Advisors, LLC)
                        ---------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Pacific Investment Management
                        Company LLC)
                        ---------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Putnam Investment Management,
                        LLC)
                        ---------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Thornburg Investment Management,
                        Inc.)
                        ---------------------------------
                        Genworth Financial Wealth
                        Management, Inc. (subadvised by
                        Western Asset Management
                        Company and Western Asset
                        Management Company Limited)

                        ---------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Asset Management,
INSURANCE TRUST         L.P.
                        ---------------------------------
JANUS ASPEN SERIES      Janus Capital Management LLC


                        ---------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                       Subaccount Investing In                         Investment Objective
                       ---------------------------------------------------------------------------------
                       Forty Portfolio -- Service Shares    A non-diversified portfolio/1/ that seeks
                                                            long-term growth of capital.
                       ---------------------------------------------------------------------------------
JPMORGAN INSURANCE     JPMorgan Insurance Trust             Seeks to provide total return while
TRUST                  Balanced Portfolio -- Class 1        preserving capital.

                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust Core        Seeks to maximize total return by
                       Bond Portfolio -- Class 1            investing primarily in a diversified
                                                            portfolio of intermediate- and long-
                                                            term debt securities.
                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust             Seeks capital growth over the long
                       Diversified Mid Cap Growth           term.
                       Portfolio -- Class 1
                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust Equity      Seeks investment results that
                       Index Portfolio -- Class 1           correspond to the aggregate price and
                                                            dividend performance of securities in
                                                            the Standard & Poor's 500 Composite
                                                            Stock Price Index (S&P 500 Index).
                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust             Seeks to provide high total return from
                       International Equity Portfolio --    a portfolio of equity securities of
                       Class 1                              foreign companies. Total return
                                                            consists of capital growth and current
                                                            income.
                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust             Seeks to provide long-term capital
                       Intrepid Growth Portfolio --         growth.
                       Class 1
                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust             Seeks long-term capital growth by
                       Intrepid Mid Cap Portfolio --        investing primarily in equity securities
                       Class 1                              of companies with intermediate
                                                            capitalizations.
                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust Mid         Seeks capital appreciation with the
                       Cap Value Portfolio -- Class 1       secondary goal of achieving current
                                                            income by investing in equity
                                                            securities.
                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust Small       Seeks capital growth over the long
                       Cap Core Portfolio -- Class 1        term.

                       ---------------------------------------------------------------------------------
                       JPMorgan Insurance Trust U.S.        Seeks to provide high total return from
                       Equity Portfolio -- Class 1          a portfolio of selected equity securities.
                       (formerly, JPMorgan Insurance
                       Trust Diversified Equity Portfolio)
                       ---------------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable         Seeks capital appreciation. This
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio --       objective may be changed without
                       Class II                             shareholder approval.
                       ---------------------------------------------------------------------------------
                       Legg Mason Partners Variable         Seeks total return (a combination of
                       Capital and Income Portfolio --      income and long-term capital
                       Class II                             appreciation). This objective may be
                                                            changed without shareholder approval.


                       ---------------------------------------------------------------------------------


                           Adviser (and Sub-Adviser(s),
                                 as applicable)
                       -------------------------------------
                       Janus Capital Management LLC

                       -------------------------------------
JPMORGAN INSURANCE     JPMorgan Investment Advisors Inc.,
TRUST                  an indirect, wholly-owned subsidiary
                       of JPMorgan Chase & Co.
                       -------------------------------------
                       JPMorgan Investment Advisors Inc.,
                       an indirect, wholly-owned subsidiary
                       of JPMorgan Chase & Co.

                       -------------------------------------
                       JPMorgan Investment Advisors Inc.,
                       an indirect, wholly-owned subsidiary
                       of JPMorgan Chase & Co.
                       -------------------------------------
                       JPMorgan Investment Advisors Inc.,
                       an indirect, wholly-owned subsidiary
                       of JPMorgan Chase & Co.


                       -------------------------------------
                       JPMorgan Investment Management
                       Inc., an indirect, wholly-owned
                       subsidiary of JPMorgan Chase & Co.


                       -------------------------------------
                       JPMorgan Investment Advisors Inc.,
                       an indirect, wholly-owned subsidiary
                       of JPMorgan Chase & Co.
                       -------------------------------------
                       JPMorgan Investment Advisors Inc.,
                       an indirect, wholly-owned subsidiary
                       of JPMorgan Chase & Co.

                       -------------------------------------
                       J.P. Morgan Investment Advisors
                       Inc., an indirect, wholly-owned
                       subsidiary of JPMorgan Chase & Co.

                       -------------------------------------
                       J.P. Morgan Investment Management
                       Inc., an indirect, wholly-owned
                       subsidiary of JPMorgan Chase & Co.
                       -------------------------------------
                       JPMorgan Investment Advisors Inc.,
                       an indirect, wholly-owned subsidiary
                       of JPMorgan Chase & Co.

                       -------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  LLC (subadvised by ClearBridge
                       Advisors, LLC)
                       -------------------------------------
                       Legg Mason Partners Fund Advisor,
                       LLC (subadvised by ClearBridge
                       Advisors, LLC, Western Asset
                       Management Company Limited and
                       Western Asset Management
                       Company)
                       -------------------------------------



                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                      Subaccount Investing In                      Investment Objective
                      ------------------------------------------------------------------------------
                      Legg Mason Partners Variable       Seeks long-term capital growth with
                      Fundamental Value Portfolio --     income as a secondary consideration.
                      Class I                            This objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares     seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Investors Trust Series --   The fund's investment objective is to
                      Service Class Shares               seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) New Discovery Series --     The fund's investment objective is to
                      Service Class Shares               seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Strategic Income Series --  The fund's investment objective is to
                      Service Class Shares               seek total return with an emphasis on
                                                         high current income, but also
                                                         considering capital appreciation. The
                                                         fund's objective may be changed
                                                         without shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Total Return Series --      The fund's investment objective is to
                      Service Class Shares               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Utilities Series --         The fund's investment objective is to
                      Service Class Shares               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                  which includes current income and
                                                         capital appreciation in the value of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      Oppenheimer Capital                Seeks capital appreciation by investing
                      Appreciation Fund/VA -- Service    in securities of well-known established
                      Shares                             companies.
                      ------------------------------------------------------------------------------
                      Oppenheimer Global Securities      Seeks long-term capital appreciation
                      Fund/VA -- Service Shares          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth-type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------
                      Oppenheimer Main Street            Seeks high total return.
                      Fund/VA -- Service Shares
                      ------------------------------------------------------------------------------
                      Oppenheimer Main Street Small      Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ------------------------------------------------------------------------------
                      Oppenheimer MidCap Fund/VA         Seeks capital appreciation by investing
                      -- Service Shares                  in "growth type" companies.
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                       with preservation of real capital and
                                                         prudent investment management.
                      ------------------------------------------------------------------------------


                        Adviser (and Sub-Adviser(s),
                               as applicable)
                      ----------------------------------
                      Legg Mason Partners Fund Advisor,
                      LLC (subadvised by ClearBridge
                      Advisors, LLC)

                      ----------------------------------
MFS(R) VARIABLE       Massachusetts Financial Services
INSURANCE TRUST       Company


                      ----------------------------------
                      Massachusetts Financial Services
                      Company


                      ----------------------------------
                      Massachusetts Financial Services
                      Company


                      ----------------------------------
                      Massachusetts Financial Services
                      Company




                      ----------------------------------
                      Massachusetts Financial Services
                      Company


                      ----------------------------------
                      Massachusetts Financial Services
                      Company


                      ----------------------------------
OPPENHEIMER VARIABLE  OppenheimerFunds, Inc.
ACCOUNT FUNDS


                      ----------------------------------
                      OppenheimerFunds, Inc.


                      ----------------------------------
                      OppenheimerFunds, Inc.






                      ----------------------------------
                      OppenheimerFunds, Inc.

                      ----------------------------------
                      OppenheimerFunds, Inc.

                      ----------------------------------
                      OppenheimerFunds, Inc.

                      ----------------------------------
PIMCO VARIABLE        Pacific Investment Management
INSURANCE TRUST       Company LLC

                      ----------------------------------


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ----------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) Fund                 Seeks to provide investment results
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The fund's
                                                          current benchmark is the NASDAQ
                                                          100 Index(TM).
                       ----------------------------------------------------------------------------
THE UNIVERSAL          Equity and Income Portfolio --     Seeks both capital appreciation and
INSTITUTIONAL          Class II Shares                    current income.
FUNDS, INC.
                       ----------------------------------------------------------------------------
VAN KAMPEN LIFE        Comstock Portfolio -- Class II     Seeks capital growth and income through
INVESTMENT TRUST       Shares                             investments in equity securities,
                                                          including common stocks, preferred
                                                          stocks and securities convertible into
                                                          common and preferred stocks.
                       ----------------------------------------------------------------------------
                       Capital Growth Portfolio --        Seeks capital appreciation.
                       Class II Shares
                       ----------------------------------------------------------------------------


                          Adviser (and Sub-Adviser(s),
                                as applicable)
                       -----------------------------------
                       Pacific Investment Management
                       Company LLC













                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
THE PRUDENTIAL SERIES  Prudential Investments LLC
FUND                   (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
                       Prudential Investments LLC
                       (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
                       Prudential Investments LLC
                       (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
RYDEX VARIABLE         Rydex Investments
TRUST



                       -----------------------------------
THE UNIVERSAL          Morgan Stanley Investment
INSTITUTIONAL          Management Inc.
FUNDS, INC.
                       -----------------------------------
VAN KAMPEN LIFE        Van Kampen Asset Management
INVESTMENT TRUST



                       -----------------------------------
                       Van Kampen Asset Management

                       -----------------------------------


                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.


The following Portfolios are not available to contracts issued on or after May 1, 2003:



                                                                               Adviser (and Sub-Adviser(s),
         Subaccount Investing In                  Investment Objective               as applicable)
         ---------------------------------------------------------------------------------------------------
DREYFUS  The Dreyfus Socially Responsible  Seeks capital growth, with current    The Dreyfus Corporation
         Growth Fund, Inc. -- Initial      income as a secondary objective.
         Shares
         ---------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                  as applicable)
                    ---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Enterprise Portfolio -- Service    Seeks long-term growth of capital.      Janus Capital Management LLC
                    Shares (formerly, Mid Cap
                    Growth Portfolio)
                    ---------------------------------------------------------------------------------------------------------
                    Global Life Sciences Portfolio --  Seeks long-term growth of capital.      Janus Capital Management LLC
                    Service Shares
                    ---------------------------------------------------------------------------------------------------------
                    Global Technology Portfolio --     Seeks long-term growth of capital.      Janus Capital Management LLC
                    Service Shares
                    ---------------------------------------------------------------------------------------------------------
                    Janus Portfolio -- Service Shares  Seeks long-term growth of capital in a  Janus Capital Management LLC
                    (formerly, Large Cap Growth        manner consistent with preservation of
                    Portfolio)                         capital.
                    ---------------------------------------------------------------------------------------------------------
                    Worldwide Portfolio -- Service     Seeks long-term growth of capital in a  Janus Capital Management LLC
                    Shares (formerly, Worldwide        manner consistent with preservation of
                    Growth Portfolio)                  capital.
                    ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.       Seeks maximum total return consistent   Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) -- Administrative   with the preservation of capital and    Company LLC
                    Class Shares                       prudent investment management.
                    ---------------------------------------------------------------------------------------------------------




The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                         Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                 Investment Objective               as applicable)
                    --------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Overseas Portfolio --            Seeks long-term growth of capital.  Janus Capital Management LLC
                    Service Shares (formerly,
                    International Growth Portfolio)
                    --------------------------------------------------------------------------------------------------




Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

    1) the investment objective of the Portfolio;

    2) the Portfolio's performance history;

    3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

    4) the Portfolio's servicing agreement.


The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Genworth VIT Portfolio for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Genworth VIT Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   GE Investments Funds, Inc.:
       Total Return Fund -- Class 1 Shares
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class
       Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2008 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

With regard to the Genworth VIT Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company received from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2008.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, DWS Variable Series II, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or

"Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.


If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.


The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.


Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures given by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments under your contract.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.


The Asset Allocation Models will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by it and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.
Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the GVIT Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.


Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.
The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
    Conservative        Conservative            Moderate           Aggressive            Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                              Portfolios                                    Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth Fund                               2%      4%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      3%
                             -----------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund                                         2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                                                    3%      6%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 2%      5%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares                                      1%      1%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                                              1%      1%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II shares                            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund                                       1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital Opportunities Fund                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Natural Resources Portfolio -- Class II Shares                         0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed Income Fund                    10%      7%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      8%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     24%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                        16%     12%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          4%      3%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                             Model C Model D Model E
----------------------------------------------------
Equities
----------------------------------------------------
Large Cap Growth                6%      8%     10%
                             -----------------------
                                6%      8%     10%
----------------------------------------------------
Large Cap Value                 5%      6%      8%
                             -----------------------
                                5%      7%      8%
----------------------------------------------------
Large Cap Core                  8%     11%     13%
                             -----------------------
                                7%     10%     12%
----------------------------------------------------
Mid Cap Growth                  2%      2%      3%
----------------------------------------------------
Mid Cap Value                   2%      2%      3%
----------------------------------------------------
Small Cap Core                  1%      2%      3%
----------------------------------------------------
Global Equity                   3%      4%      5%
----------------------------------------------------
Foreign Large Cap Growth        3%      4%      5%
                             -----------------------
                                2%      3%      4%
----------------------------------------------------
Foreign Large Cap Core          2%      2%      3%
----------------------------------------------------
Foreign Large Cap Value         4%      5%      6%
----------------------------------------------------
Foreign Small/Mid Cap           2%      3%      4%
----------------------------------------------------
Natural Resources               1%      1%      1%
----------------------------------------------------
Real Estate (U.S. REITs)        1%      2%      2%
----------------------------------------------------

    Total % Equities           60%     80%    100%
----------------------------------------------------

Fixed Income
----------------------------------------------------
Long Duration                   2%      1%      0%
----------------------------------------------------
Medium Duration                 5%      2%      0%
                             -----------------------
                                5%      3%      0%
----------------------------------------------------
Short Duration                 16%      8%      0%
----------------------------------------------------
TIPS                            8%      4%      0%
----------------------------------------------------
Domestic High Yield             2%      1%      0%
----------------------------------------------------
Bank Loans                      2%      1%      0%
----------------------------------------------------

    Total % Fixed Income       40%     20%      0%
----------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS


                                                             Portfolios                                  Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        2%      4%      5%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                  2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value              AllianceBernstein Growth and Income Portfolio -- Class B                       2%      3%      5%
                             ----------------------------------------------------------------------------------------------------
                             Fidelity VIP Equity-Income Portfolio -- Service Class 2                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                     1%      3%      4%
                             ----------------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                      2%      3%      5%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1       1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                 1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth Securities Fund -- Class 2 Shares      2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------------
Global REITs                 AIM V.I. Global Real Estate Fund -- Series II shares                           0%      1%      2%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                              3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign Securities Fund -- Class 2 Shares     3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                       20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                       20%     15%     10%
---------------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares               32%     24%     16%
---------------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                     16%     12%      8%
---------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                       4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------
Global Bonds                 MFS(R) VIT Strategic Income Series -- Service Class Shares                     4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                   80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------------


                             Model D Model E
--------------------------------------------
Equities
--------------------------------------------
Large Cap Growth                7%      9%
                             ---------------
                                7%      9%
--------------------------------------------
Large Cap Value                 6%      8%
                             ---------------
                                6%      7%
--------------------------------------------
Large Cap Core                  6%      7%
                             ---------------
                                7%      8%
--------------------------------------------
Mid Cap Growth                  2%      3%
--------------------------------------------
Mid Cap Core                    2%      3%
--------------------------------------------
Small Cap Core                  2%      3%
--------------------------------------------
Global Equity                   8%     10%
--------------------------------------------
Global REITs                    3%      3%
--------------------------------------------
Foreign Large Cap Growth       12%     15%
--------------------------------------------
Foreign Large Cap Value        12%     15%
--------------------------------------------

    Total % Equities           80%    100%
--------------------------------------------

Fixed Income
--------------------------------------------
Medium Duration                 5%      0%
--------------------------------------------
Short Duration                  8%      0%
--------------------------------------------
TIPS                            4%      0%
--------------------------------------------
Domestic High Yield             1%      0%
--------------------------------------------
Bank Loans                      1%      0%
--------------------------------------------
Global Bonds                    1%      0%
--------------------------------------------

    Total % Fixed Income       20%      0%
--------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.


Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.


Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of the prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Enhanced Payment Benefit Option, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;


  .  providing tax forms;


  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

  Number of
  Completed     Surrender Charge
Years Since We as a Percentage of
 Received the  the Surrendered or
   Purchase        Withdrawn
   Payment      Purchase Payment
---------------------------------
      0                8%
      1                8%
      2                7%
      3                7%
      4                6%
      5                5%
      6                4%
      7                2%
  8 or more            0%
---------------------------------

The surrender charge if you do not elect the Enhanced Payment Benefit Option is as follows:

   Number of      Surrender Charge
   Completed     as a Percentage of
 Years Since We  the Surrendered or
  Received the       Withdrawn
Purchase Payment  Purchase Payment
-----------------------------------
       0                 6%
       1                 6%
       2                 6%
       3                 6%
       4                 5%
       5                 4%
   6 or more             0%
-----------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as:
(a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% (1.65% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30% (1.50% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account (1.80% of the daily net assets of the Separate Account when either Annuitant is older than age 70 when the contract is issued). The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any such differences in your contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

To apply for a contract, you must be of legal age in the State of New York if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership


As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.


Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision; and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment


An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before the Annuity Commencement Date and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.


Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for

Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

Enhanced Payment Benefit Option

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations the the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect Unit Values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when a contract owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.


We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.


Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.


Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw of a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.


Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining

Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.


Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.


Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

If the Annuitant is, or both the Annuitant and joint Annuitant are, age 80 or younger at issue, the death benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments paid since then adjusted for any partial withdrawals (including any surrender charges assessed);

      (2) the Contract Value on the date of death; and

      (3) the Contract Value on the date we receive date due proof of death.

   (c) purchase payments less any partial withdrawals.

If any Annuitant is older than age 80 at issue, the death benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant plus any purchase payments made since then adjusted for any withdrawals (including any surrender charges and premium taxes assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death;

   (c) purchase payments less any partial withdrawals.

We will adjust the death benefit for partial withdrawals in the same proportion as the percentage that the partial withdrawal (including any surrender charges and premium taxes assessed) reduces your Contract Value. Premium tax may also be taken on any death benefit. If premium tax is taken, the amount of the death benefit will be reduced by the amount of the premium tax.

The purpose of this example is to show how the basic death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (i) purchases a contract for $100,000;

  (ii) makes no additional purchase payments and takes no partial withdrawals;

 (iii) is not subject to premium taxes;

  (iv) the Annuitant is age 75 on the Contract Date; and

   (v) we receive due proof of death on the date of death then:

            Annuitant's Contract  Death
End of Year     Age      Value   Benefit
-----------------------------------------
     1          76      $103,000 $103,000
     2          77       112,000  112,000
     3          78        90,000  112,000
     4          79       135,000  135,000
     5          80       130,000  135,000
     6          81       150,000  150,000
     7          82       125,000  135,000
     8          83       145,000  145,000
-----------------------------------------

The purpose of this example is to show how the death benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Partial withdrawals may reduce the death benefit by the proportion that the partial withdrawal (including any surrender charge and premium taxes assessed) reduces the Contract Value.

For example:

        Purchase Contract  Death
 Date   Payment   Value   Benefit
---------------------------------
3/31/08  $5,000  $ 5,000  $ 5,000
3/31/12      --   10,000   10,000
3/31/13      --    7,000   10,000
---------------------------------

If a withdrawal of $3,500 is made on March 31, 2013, the death benefit immediately after the withdrawal will be $5,000 ($10,000 to $5,000) since the Contract Value is reduced 50% by the withdrawal ($7,000 to $3,500). This example assumes that:

   (i) death occurs on March 31, 2012;

  (ii) due proof of death was provided on March 31, 2013;

 (iii) no other purchase payments were made or partial withdrawals were taken;

  (iv) the Annuitant and any joint Annuitant were both younger than age 80 at issue;

   (v) no surrender charge applies; and

  (vi) no premium tax applies to the partial withdrawal.

This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

When We Calculate the Death Benefit

We will calculate the death benefit on the date we receive due proof of death at our Service Center. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date


In certain circumstances, federal tax law requires that distributions be made under this contract upon the first death of:


  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.


Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).


  . Spouses -- If the sole designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving Contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

     (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision);

     (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

     (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person Who Died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs at an advanced age (e.g., past age 85), may in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. You may change the Annuity Commencement Date in one year increments upto the time income payments begin, to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. The Annuity Commencement Date cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of joint Annuitants). To change the Annuity Commencement Date, send written notice to our Service Center before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start at the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of

3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Validation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction


This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Taxation of Non-Qualified Contracts


This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:


  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.


There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.


Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.


Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.


Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.


Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges


Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used would not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.


The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.


Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning in the year in which the conversion was made.


  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.


  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts.   Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:


  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the

    Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required may be eligible for rollover.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.


Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and Transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.


Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker- dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.


Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.


State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company


Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate Taxes


While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico


The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.


Annuity Purchases by Nonresident Aliens and Foreign Corporations


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


Foreign Tax Credits


We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.


Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or a total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital

Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2008, 2007 and 2006, $14.5 million, $17.9 million, and $8.7 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2008, 2007 and 2006, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

In the case of certain replacements, the free look period may be longer. If you cancel your contract, it will be void.

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, minus any enhanced payment amount, but plus any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.29            $ 7.72         60,809    2008
                                                                           16.31             16.29         60,232    2007
                                                                           14.65             16.31         66,964    2006
                                                                           14.10             14.65         63,179    2005
                                                                           12.91             14.10         47,248    2004
                                                                           10.00             12.91          2,061    2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $11.07            $ 6.27         21,904    2008
                                                                           10.03             11.07         35,246    2007
                                                                            9.57             10.03         40,015    2006
                                                                            8.92              9.57         25,009    2005
                                                                            8.49              8.92         25,078    2004
                                                                            6.65              8.49         15,406    2003
                                                                            8.92              6.65         10,256    2002
                                                                           10.00              8.92          4,333    2001
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.52            $ 7.93         29,046    2008
                                                                           10.81             11.52         43,553    2007
                                                                           10.00             10.81         51,203    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.52            $10.27         91,535    2008
                                                                           15.54             17.52         92,257    2007
                                                                           12.33             15.54         54,979    2006
                                                                           10.54             12.33         18,494    2005
                                                                           10.00             10.54             --    2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.01         21,710    2008
                                                                           10.00             10.19          4,936    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.60            $ 9.11         14,989    2008
                                                                           14.90             17.60         21,722    2007
                                                                           13.95             14.90         20,472    2006
                                                                           13.65             13.95         11,566    2005
                                                                           13.18             13.65         10,518    2004
                                                                           10.00             13.18          3,106    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.48            $ 7.29        250,351    2008
                                                                           12.08             12.48        285,844    2007
                                                                           10.47             12.08        289,338    2006
                                                                           10.16             10.47        270,520    2005
                                                                            9.27             10.16        228,096    2004
                                                                            7.12              9.27        163,858    2003
                                                                            9.29              7.12        113,958    2002
                                                                           10.00              9.29         32,844    2001
-------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $16.77            $ 7.72        193,013    2008
                                                                       16.12             16.77        221,351    2007
                                                                       12.10             16.12        116,230    2006
                                                                       10.54             12.10         34,890    2005
                                                                       10.00             10.54             --    2004
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 9.71            $ 5.76         94,411    2008
                                                                        8.68              9.71        103,302    2007
                                                                        8.86              8.68        104,690    2006
                                                                        7.83              8.86        108,171    2005
                                                                        7.33              7.83         63,772    2004
                                                                        6.03              7.33         43,827    2003
                                                                        8.85              6.03         42,999    2002
                                                                       10.00              8.85         20,916    2001
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $13.09            $ 7.01         10,719    2008
                                                                       11.68             13.09          5,618    2007
                                                                       10.72             11.68          3,124    2006
                                                                       10.38             10.72          2,821    2005
                                                                        9.21             10.38          2,712    2004
                                                                        6.28              9.21          2,719    2003
                                                                        9.39              6.28          2,906    2002
                                                                       10.00              9.39         38,816    2001
---------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $10.76            $10.43        176,428    2008
                                                                        9.97             10.76         26,811    2007
                                                                        9.96              9.97         21,871    2006
                                                                       10.00              9.96          5,721    2005
---------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $13.19            $ 8.20         28,054    2008
                                                                       13.18             13.19         28,515    2007
                                                                       11.00             13.18         19,152    2006
                                                                       10.88             11.00         13,646    2005
                                                                       10.00             10.88             --    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $14.61            $11.56        306,246    2008
                                                                       12.69             14.61         93,371    2007
                                                                       11.07             12.69         10,971    2006
                                                                       10.00             11.07          3,807    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $13.27            $ 7.73          2,343    2008
                                                                       12.46             13.27          2,331    2007
                                                                       11.83             12.46          1,764    2006
                                                                       10.86             11.83            640    2005
                                                                       10.00             10.86          5,137    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $13.12            $ 7.73         26,977    2008
                                                                       13.47             13.12         27,013    2007
                                                                       12.17             13.47         25,840    2006
                                                                       11.22             12.17         20,722    2005
                                                                       10.00             11.22        108,120    2004
---------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $17.65            $10.53        129,869    2008
                                                                       15.25             17.65        152,136    2007
                                                                       14.58             15.25        155,772    2006
                                                                       13.77             14.58        136,035    2005
                                                                       12.36             13.77         69,362    2004
                                                                       10.00             12.36         24,394    2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.96            $13.18        160,261    2008
   Class B                                                                       22.01             25.96        187,751    2007
                                                                                 18.12             22.01        167,230    2006
                                                                                 15.39             18.12        151,413    2005
                                                                                 13.39             15.39         99,486    2004
                                                                                 10.00             13.39         39,886    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.93            $ 7.85        245,620    2008
                                                                                 10.92             10.93        349,807    2007
                                                                                 10.50             10.92        296,221    2006
                                                                                 10.25             10.50        215,583    2005
                                                                                 10.12             10.25        167,089    2004
                                                                                  9.97             10.12         52,650    2003
                                                                                 10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $15.18            $13.90         44,608    2008
                                                                                 14.50             15.18         89,234    2007
                                                                                 14.72             14.50         86,629    2006
                                                                                 13.95             14.72         26,115    2005
                                                                                 13.33             13.95         15,863    2004
                                                                                 10.40             13.33          3,671    2003
                                                                                 10.00             10.40             --    2002
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $12.44            $ 8.90          2,884    2008
                                                                                 11.30             12.44          2,794    2007
                                                                                 10.85             11.30          2,792    2006
                                                                                 10.63             10.85          1,345    2005
                                                                                 10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                          $13.94            $10.15        272,741    2008
                                                                                 13.71             13.94        471,180    2007
                                                                                 12.58             13.71        390,754    2006
                                                                                 12.48             12.58        259,542    2005
                                                                                 11.50             12.48         88,146    2004
                                                                                  9.58             11.50         60,380    2003
                                                                                  9.59              9.58         44,925    2002
                                                                                 10.00              9.59          2,238    2001
-------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                  $22.03            $12.61         90,466    2008
                                                                                 18.54             22.03         66,494    2007
                                                                                 16.41             18.54         58,910    2006
                                                                                 15.02             16.41         47,847    2005
                                                                                 13.31             15.02         32,321    2004
                                                                                 10.00             13.31          6,995    2003
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                            $12.70            $ 8.90         24,261    2008
                                                                                 11.19             12.70         18,844    2007
                                                                                 10.60             11.19         26,904    2006
                                                                                 10.36             10.60         28,957    2005
                                                                                 10.00             10.36          1,130    2004
-------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                     $11.17            $ 7.25        467,512    2008
                                                                                 10.43             11.17        116,474    2007
                                                                                 10.00             10.43         16,437    2006
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.59            $ 9.94         961,956   2008
                                                                         15.22             17.59       1,241,245   2007
                                                                         13.86             15.22       1,023,708   2006
                                                                         12.06             13.86         729,211   2005
                                                                         10.62             12.06         203,828   2004
                                                                          8.41             10.62          72,701   2003
                                                                          9.44              8.41          29,566   2002
                                                                         10.00              9.44           3,048   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.59            $ 9.59          10,278   2008
                                                                         15.77             16.59          10,127   2007
                                                                         14.06             15.77          10,169   2006
                                                                         11.82             14.06           8,993   2005
                                                                         11.84             11.82             385   2004
                                                                         10.00             11.84              --   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.00            $ 7.33         264,592   2008
                                                                         13.03             13.00         336,982   2007
                                                                         11.03             13.03         291,425   2006
                                                                         10.60             11.03         297,600   2005
                                                                          9.67             10.60         254,864   2004
                                                                          7.54              9.67         157,498   2003
                                                                          9.24              7.54          72,137   2002
                                                                         10.00              9.24          16,406   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $12.76            $ 7.31          90,643   2008
                                                                          8.85             12.76         140,635   2007
                                                                          8.43              8.85         103,366   2006
                                                                          8.10              8.43         114,966   2005
                                                                          7.97              8.10          99,376   2004
                                                                          6.11              7.97          55,200   2003
                                                                          8.89              6.11          31,710   2002
                                                                         10.00              8.89           6,389   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $11.05            $ 5.74         114,921   2008
                                                                         11.58             11.05          94,033   2007
                                                                         10.41             11.58         143,178   2006
                                                                          9.83             10.41         146,189   2005
                                                                          9.46              9.83         119,324   2004
                                                                          7.77              9.46          64,991   2003
                                                                          9.49              7.77          19,892   2002
                                                                         10.00              9.49           4,205   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.11            $ 9.62           3,904   2008
                                                                         10.00             10.11          34,531   2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $22.19            $13.20         337,142   2008
                                                                         19.52             22.19         516,030   2007
                                                                         17.62             19.52         500,479   2006
                                                                         15.15             17.62         406,238   2005
                                                                         12.33             15.15         170,648   2004
                                                                          9.05             12.33          74,762   2003
                                                                         10.21              9.05          46,954   2002
                                                                         10.00             10.21           9,631   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $13.52            $ 6.49          16,733   2008
                                                                         13.01             13.52          16,867   2007
                                                                         11.38             13.01          14,902   2006
                                                                         11.27             11.38          19,486   2005
                                                                         10.00             11.27          10,444   2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.40            $ 8.60         924,862   2008
                                                                                   12.13             12.40         940,463   2007
                                                                                   10.41             12.13         468,931   2006
                                                                                   10.00             10.41         108,060   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.92            $ 6.27         218,639   2008
                                                                                   10.00              9.92         122,512   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.38            $10.77         200,357   2008
                                                                                   17.04             17.38         165,348   2007
                                                                                   14.61             17.04          73,417   2006
                                                                                   13.41             14.61           8,547   2005
                                                                                   12.08             13.41           2,931   2004
                                                                                    9.79             12.08           2,707   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.15            $ 6.34         107,242   2008
                                                                                   11.05             11.15          82,405   2007
                                                                                   10.00             11.05          12,504   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $12.70            $ 8.40          39,090   2008
                                                                                   11.71             12.70          53,738   2007
                                                                                   10.08             11.71          59,831   2006
                                                                                    9.83             10.08          59,238   2005
                                                                                    9.10              9.83          54,719   2004
                                                                                    7.45              9.10          44,515   2003
                                                                                    9.17              7.45          37,464   2002
                                                                                   10.00              9.17           2,533   2001
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.84            $11.07          71,079   2008
                                                                                   11.46             11.84         112,788   2007
                                                                                   11.14             11.46         126,701   2006
                                                                                   11.08             11.14          97,546   2005
                                                                                   10.87             11.08          94,779   2004
                                                                                   10.65             10.87          33,377   2003
                                                                                   10.00             10.65           3,625   2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $15.86            $ 9.72          82,865   2008
                                                                                   14.29             15.86         171,249   2007
                                                                                   13.38             14.29         174,081   2006
                                                                                   12.15             13.38         188,601   2005
                                                                                   10.62             12.15         169,993   2004
                                                                                    8.11             10.62         147,857   2003
                                                                                    9.54              8.11         118,661   2002
                                                                                   10.00              9.54           9,068   2001
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 1.08            $ 1.09      10,179,067   2008
                                                                                    1.04              1.08       3,563,068   2007
                                                                                    1.01              1.04       3,016,174   2006
                                                                                    1.00              1.01       2,742,575   2005
                                                                                    1.00              1.00       2,102,116   2004
                                                                                    1.01              1.00         779,343   2003
                                                                                    1.01              1.01         275,280   2002
                                                                                    1.00              1.01         108,666   2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                $10.82            $ 6.76          41,368   2008
                                                               10.43             10.82          61,970   2007
                                                                9.70             10.43          64,406   2006
                                                                9.72              9.70          67,226   2005
                                                                9.21              9.72          63,264   2004
                                                                7.25              9.21          48,329   2003
                                                                9.31              7.25          37,355   2002
                                                               10.00              9.31           2,290   2001
-------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares               $19.75            $12.45          73,459   2008
                                                               23.54             19.75          68,606   2007
                                                               17.95             23.54          65,407   2006
                                                               16.30             17.95          63,303   2005
                                                               12.49             16.30          37,444   2004
                                                               10.00             12.49          15,802   2003
-------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                       $11.71            $ 7.23       1,076,881   2008
                                                               11.31             11.71       2,123,249   2007
                                                                9.94             11.31       2,130,642   2006
                                                                9.65              9.94       2,096,714   2005
                                                                8.87              9.65       1,547,487   2004
                                                                7.02              8.87         786,490   2003
                                                                9.17              7.02         627,019   2002
                                                               10.00              9.17          24,366   2001
-------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                     $15.39            $ 9.46         125,993   2008
                                                               15.25             15.39         227,367   2007
                                                               13.66             15.25         246,623   2006
                                                               12.66             13.66         232,988   2005
                                                               11.15             12.66         224,023   2004
                                                                9.12             11.15         208,180   2003
                                                               10.74              9.12         153,331   2002
                                                               10.00             10.74           9,466   2001
-------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                         $15.37            $10.71         612,792   2008
                                                               13.97             15.37       1,018,031   2007
                                                               12.46             13.97       1,021,926   2006
                                                               12.19             12.46         974,704   2005
                                                               11.44             12.19         390,819   2004
                                                               10.00             11.44          11,203   2003
-------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                         $11.68            $ 8.13         573,288   2008
                                                               10.62             11.68         552,664   2007
                                                               10.00             10.62         203,015   2006
-------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                          $11.72            $ 7.39          42,741   2008
                                                               11.01             11.72          67,248   2007
                                                                9.62             11.01          82,797   2006
                                                                9.52              9.62          85,844   2005
                                                                8.93              9.52          82,155   2004
                                                                7.35              8.93          75,469   2003
                                                                9.24              7.35          71,518   2002
                                                               10.00              9.24           2,014   2001
-------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                $10.00            $ 6.43              --   2008
-------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                        $10.00            $ 6.58          30,314   2008
-------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                              $10.00            $ 7.02              --   2008
-------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                   $10.00            $ 7.59          71,148   2008
-------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund         $10.00            $ 7.47          88,144   2008
-------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.24        125,913    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.88         36,774    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.65         25,634    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.58         57,488    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.26            $ 8.23         23,078    2008
                                                                         13.04             13.26         23,991    2007
                                                                         11.39             13.04         26,084    2006
                                                                         10.00             11.39         11,051    2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.41            $11.10        113,265    2008
                                                                         12.34             13.41        169,746    2007
                                                                         11.34             12.34        175,313    2006
                                                                         10.69             11.34        168,754    2005
                                                                         10.02             10.69        168,581    2004
                                                                          8.94             10.02        140,349    2003
                                                                          9.72              8.94        110,810    2002
                                                                         10.00              9.72         33,503    2001
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $13.00            $ 7.19          8,868    2008
                                                                         10.84             13.00         11,903    2007
                                                                          9.71             10.84         21,595    2006
                                                                          8.79              9.71         22,205    2005
                                                                          7.41              8.79         21,754    2004
                                                                          5.58              7.41         23,130    2003
                                                                          7.87              5.58         19,456    2002
                                                                         10.00              7.87          4,528    2001
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $15.72            $ 8.63        138,405    2008
                                                                         11.68             15.72         87,091    2007
                                                                         10.86             11.68         61,651    2006
                                                                          9.79             10.86         48,344    2005
                                                                          8.42              9.79         42,595    2004
                                                                          7.11              8.42         19,713    2003
                                                                          8.58              7.11         18,054    2002
                                                                         10.00              8.58          3,985    2001
-----------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      $13.78            $ 9.64          2,186    2008
                                                                         11.49             13.78          2,189    2007
                                                                         10.96             11.49          3,431    2006
                                                                          9.90             10.96          3,474    2005
                                                                          8.80              9.90          3,576    2004
                                                                          7.07              8.80          6,531    2003
                                                                         10.19              7.07          4,698    2002
                                                                         10.00             10.19          1,137    2001
-----------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         $ 9.26            $ 5.11            628    2008
                                                                          7.72              9.26            714    2007
                                                                          7.26              7.72          1,591    2006
                                                                          6.61              7.26          2,610    2005
                                                                          6.67              6.61          3,044    2004
                                                                          4.62              6.67          4,098    2003
                                                                          7.93              4.62          5,022    2002
                                                                         10.00              7.93          2,389    2001
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             $ 9.90            $ 5.87         13,596    2008
                                                                                  8.75              9.90         17,614    2007
                                                                                  7.99              8.75         24,874    2006
                                                                                  7.80              7.99         25,663    2005
                                                                                  7.59              7.80         26,211    2004
                                                                                  5.86              7.59         26,467    2003
                                                                                  8.11              5.86         20,303    2002
                                                                                 10.00              8.11          4,940    2001
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $23.01            $10.83         26,646    2008
                                                                                 18.24             23.01         27,735    2007
                                                                                 12.62             18.24         29,875    2006
                                                                                  9.71             12.62         32,617    2005
                                                                                  8.30              9.71         34,633    2004
                                                                                  6.26              8.30         19,669    2003
                                                                                  8.55              6.26          8,952    2002
                                                                                 10.00              8.55          1,742    2001
-------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         $10.23            $ 5.56         14,740    2008
                                                                                  9.49             10.23         21,774    2007
                                                                                  8.17              9.49         29,964    2006
                                                                                  7.85              8.17         30,151    2005
                                                                                  7.62              7.85         30,227    2004
                                                                                  6.25              7.62         32,786    2003
                                                                                  8.54              6.25         23,802    2002
                                                                                 10.00              8.54          2,421    2001
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.72            $ 9.21         23,825    2008
                                                                                 15.90             15.72         26,119    2007
                                                                                 14.57             15.90         24,474    2006
                                                                                 13.58             14.37         11,170    2005
                                                                                 12.57             13.58          7,997    2004
                                                                                 10.00             12.57             --    2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $10.00            $ 6.41             --    2008
                                                                                 11.69             10.00          6,464    2007
                                                                                 10.56             11.69          6,286    2006
                                                                                 10.00             10.56             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.50            $ 5.94         17,447    2008
                                                                                 16.36              9.50         23,196    2007
                                                                                 14.08             16.36         12,333    2006
                                                                                 13.77             14.08         10,755    2005
                                                                                 12.93             13.77          7,007    2004
                                                                                 10.00             12.93          1,469    2003
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 9.54            $ 5.93         82,039    2008
                                                                                  8.72              9.54        133,878    2007
                                                                                  8.25              8.72        147,902    2006
                                                                                  8.03              8.25        135,434    2005
                                                                                  7.47              8.03        108,120    2004
                                                                                  6.19              7.47         72,388    2003
                                                                                  8.68              6.19         40,187    2002
                                                                                 10.00              8.68          2,249    2001
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $11.68            $ 7.68         84,568    2008
                                                                      10.77             11.68        159,443    2007
                                                                       9.70             10.77        163,662    2006
                                                                       9.19              9.70        171,299    2005
                                                                       8.39              9.19         74,830    2004
                                                                       6.99              8.39         29,812    2003
                                                                       9.00              6.99         16,546    2002
                                                                      10.00              9.00          2,238    2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $10.42            $ 6.21         35,570    2008
                                                                      10.34             10.42         41,980    2007
                                                                       9.29             10.34         43,788    2006
                                                                       8.98              9.29         44,535    2005
                                                                       8.58              8.98         44,943    2004
                                                                       6.52              8.58         20,670    2003
                                                                       9.70              6.52         10,094    2002
                                                                      10.00              9.70            428    2001
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $14.29            $10.94        113,414    2008
                                                                      13.95             14.29        107,403    2007
                                                                      12.68             13.95         80,925    2006
                                                                      12.54             12.68         33,576    2005
                                                                      11.46             12.54         13,950    2004
                                                                      10.03             11.46         12,124    2003
                                                                      10.00             10.03            152    2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $19.15            $11.74        108,454    2008
                                                                      15.24             19.15        128,256    2007
                                                                      11.80             15.24        107,628    2006
                                                                      10.27             11.80         74,715    2005
                                                                       8.03             10.27         57,043    2004
                                                                       6.01              8.03         52,527    2003
                                                                       7.91              6.01         40,100    2002
                                                                      10.00              7.91          4,890    2001
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $12.46            $ 6.93         77,341    2008
                                                                      14.71             12.46        123,966    2007
                                                                      13.86             14.71        112,072    2006
                                                                      13.41             13.86        111,510    2005
                                                                      12.77             13.41         71,661    2004
                                                                       9.91             12.77          8,853    2003
                                                                      10.00              9.91             --    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $16.51            $ 8.84         89,656    2008
                                                                      15.43             16.51        109,740    2007
                                                                      13.34             15.43        307,614    2006
                                                                      11.87             13.34        187,234    2005
                                                                      10.13             11.87        104,803    2004
                                                                       7.20             10.13         48,433    2003
                                                                       9.41              7.20         21,128    2002
                                                                      10.00              9.41          3,283    2001
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $16.13            $ 9.49        351,955    2008
                                                                      11.61             16.13        395,989    2007
                                                                      10.27             11.61        367,668    2006
                                                                       9.85             10.27        282,120    2005
                                                                       9.16              9.85        231,025    2004
                                                                       7.35              9.16        166,822    2003
                                                                       9.21              7.35        128,125    2002
                                                                      10.00              9.21         12,321    2001
--------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Fund/VA -- Service Shares                           $11.92            $ 7.21        347,394    2008
                                                                              19.23             11.92        338,568    2007
                                                                              17.02             19.23        119,401    2006
                                                                              15.74             17.02        121,746    2005
                                                                              13.40             15.74         64,389    2004
                                                                               9.43             13.40         26,082    2003
                                                                              10.00              9.43            160    2002
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 $18.69            $11.42        134,845    2008
                                                                              15.78             18.69        161,079    2007
                                                                              15.59             15.78          7,461    2006
                                                                              14.13             15.59          6,129    2005
                                                                              12.00             14.13          3,632    2004
                                                                              10.00             12.00          2,535    2003
----------------------------------------------------------------------------------------------------------------------------
 Oppenheimer MidCap Fund/VA -- Service Shares                                $16.49            $ 8.25          5,950    2008
                                                                              12.22             16.49          6,082    2007
                                                                              11.19             12.22         73,640    2006
                                                                              10.95             11.19         37,861    2005
                                                                              10.00             10.95          9,611    2004
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
 All Asset Portfolio -- Advisor Class Shares                                 $11.44            $ 9.48         72,445    2008
                                                                              10.73             11.44         96,820    2007
                                                                              10.41             10.73         65,852    2006
                                                                              10.00             10.41         54,761    2005
----------------------------------------------------------------------------------------------------------------------------
 Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class         $12.33            $11.86            752    2008
   Shares                                                                     12.07             12.33          2,388    2007
                                                                              11.98             12.07          1,958    2006
                                                                              11.57             11.98          1,760    2005
                                                                              11.12             11.57          1,889    2004
                                                                              11.04             11.12          2,416    2003
                                                                              10.35             11.04          2,641    2002
                                                                              10.00             10.35          1,017    2001
----------------------------------------------------------------------------------------------------------------------------
 High Yield Portfolio -- Administrative Class Shares                         $14.37            $10.84        156,801    2008
                                                                              14.09             14.37        163,449    2007
                                                                              13.11             14.09        173,957    2006
                                                                              12.78             13.11        156,318    2005
                                                                              11.84             12.78        115,339    2004
                                                                               9.78             11.84         72,936    2003
                                                                              10.04              9.78         26,611    2002
                                                                              10.00             10.04          5,392    2001
----------------------------------------------------------------------------------------------------------------------------
 Long-Term U.S. Government Portfolio -- Administrative Class Shares          $14.94            $17.27        566,170    2008
                                                                              13.81             14.94        315,114    2007
                                                                              13.86             13.81        265,481    2006
                                                                              13.42             13.86        268,658    2005
                                                                              12.66             13.42        239,725    2004
                                                                              12.37             12.66        170,726    2003
                                                                              10.67             12.37        150,388    2002
                                                                              10.00             10.67         12,309    2001
----------------------------------------------------------------------------------------------------------------------------
 Low Duration Portfolio -- Administrative Class Shares                       $10.83            $10.63        309,964    2008
                                                                              10.24             10.83        274,219    2007
                                                                               9.99             10.24         28,289    2006
                                                                              10.00              9.99         23,350    2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.45            $13.89       1,220,519   2008
                                                                 12.56             13.45       1,075,974   2007
                                                                 12.27             12.56       1,076,663   2006
                                                                 12.15             12.27         970,415   2005
                                                                 11.76             12.15         790,383   2004
                                                                 11.36             11.76         389,745   2003
                                                                 10.56             11.36         276,091   2002
                                                                 10.00             10.56          13,530   2001
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $20.37            $12.16          61,158   2008
                                                                 14.66             20.37          59,668   2007
                                                                 14.66             14.66           1,955   2006
                                                                 13.05             14.66              --   2005
                                                                 12.13             13.05              --   2004
                                                                 10.00             12.13              --   2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $16.11            $ 9.91           2,094   2008
                                                                 18.77             16.11           1,970   2007
                                                                 16.76             18.77          35,692   2006
                                                                 14.03             16.76             691   2005
                                                                 12.34             14.03              --   2004
                                                                 10.00             12.34              --   2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.95            $11.97          53,496   2008
                                                                 17.83             25.95          51,067   2007
                                                                 14.86             17.83          27,821   2006
                                                                 10.00             14.86          16,162   2005
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.64            $ 5.52          23,861   2008
                                                                  8.30              9.64          27,519   2007
                                                                  7.97              8.30          25,578   2006
                                                                  7.99              7.97          25,468   2005
                                                                  7.42              7.99          22,472   2004
                                                                  5.18              7.42          19,786   2003
                                                                  8.59              5.18          17,154   2002
                                                                 10.00              8.59             308   2001
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 9.76            $ 7.43              --   2008
                                                                 10.00              9.76           6,100   2007
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                   $11.10            $ 5.57          26,524   2008
                                                                  9.66             11.10          25,988   2007
                                                                  9.55              9.66          12,775   2006
                                                                  9.00              9.55           5,051   2005
                                                                  8.56              9.00           4,758   2004
                                                                  7.26              8.56           2,320   2003
                                                                 10.00              7.26              --   2002
---------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         $13.56            $ 8.58         165,108   2008
                                                                 14.08             13.56         233,017   2007
                                                                 12.32             14.08         177,784   2006
                                                                 12.00             12.32         128,429   2005
                                                                 10.37             12.00          50,022   2004
                                                                  8.05             10.37          15,943   2003
                                                                 10.00              8.05              --   2002
---------------------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.13            $ 7.63           787     2008
                                                                           16.19             16.13           945     2007
                                                                           14.57             16.19           955     2006
                                                                           14.05             14.57           955     2005
                                                                           12.89             14.05         1,253     2004
                                                                           10.00             12.89           466     2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.92            $ 6.18         1,218     2008
                                                                            9.91             10.92         1,235     2007
                                                                            9.48              9.91         1,262     2006
                                                                            8.86              9.48           671     2005
                                                                            8.45              8.86           696     2004
                                                                            6.63              8.45         1,093     2003
                                                                            8.91              6.63           988     2002
                                                                           10.00              8.91           302     2001
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.48            $ 7.89         2,724     2008
                                                                           10.79             11.48         4,019     2007
                                                                           10.00             10.79         8,022     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.41            $10.18            --     2008
                                                                           15.47             17.41         1,150     2007
                                                                           12.30             15.47         1,150     2006
                                                                           10.63             12.30            --     2005
                                                                           10.00             10.63            --     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 6.99         1,488     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.43            $ 9.01            --     2008
                                                                           14.79             17.43            --     2007
                                                                           13.87             14.79            --     2006
                                                                           13.61             13.87            --     2005
                                                                           13.16             13.61            --     2004
                                                                           10.00             13.16            --     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.31            $ 7.18        26,359     2008
                                                                           11.94             12.31        36,402     2007
                                                                           10.38             11.94        43,952     2006
                                                                           10.09             10.38        53,117     2005
                                                                            9.22             10.09        54,273     2004
                                                                            7.09              9.22        63,264     2003
                                                                            9.28              7.09        64,654     2002
                                                                           10.00              9.28        16,785     2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.66            $ 7.66            --     2008
                                                                           16.05             16.66         1,124     2007
                                                                           12.07             16.05         1,124     2006
                                                                           10.54             12.07            --     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.59            $ 5.67        14,890     2008
                                                                            8.58              9.59        15,083     2007
                                                                            8.78              8.58        16,785     2006
                                                                            7.77              8.78        30,628     2005
                                                                            7.29              7.77        17,236     2004
                                                                            6.01              7.29        18,188     2003
                                                                            8.84              6.01         6,812     2002
                                                                           10.00              8.84         2,429     2001
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $12.91            $ 6.91            --     2008
                                                                                 11.55             12.91         1,065     2007
                                                                                 10.63             11.55         1,065     2006
                                                                                 10.30             10.63         1,528     2005
                                                                                  9.16             10.30         1,528     2004
                                                                                  6.26              9.16         1,528     2003
                                                                                  9.37              6.26         1,529     2002
                                                                                 10.00              9.37            --     2001
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $21.41            $10.36            --     2008
                                                                                  9.94             21.41            --     2007
                                                                                  9.94              9.94         2,012     2006
                                                                                 10.00              9.94            --     2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.09            $ 8.12            --     2008
                                                                                 13.11             13.09            --     2007
                                                                                 10.96             13.11            --     2006
                                                                                 10.86             10.96            --     2005
                                                                                 10.00             10.86            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.53            $11.48            --     2008
                                                                                 12.65             14.53            --     2007
                                                                                 11.05             12.65            --     2006
                                                                                 10.00             11.05            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.17            $ 7.66            --     2008
                                                                                 12.39             13.17            --     2007
                                                                                 11.78             12.39            --     2006
                                                                                 10.85             11.78            --     2005
                                                                                 10.00             10.85            --     2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $13.02            $ 7.66            --     2008
                                                                                 13.40             13.02            --     2007
                                                                                 12.13             13.40            --     2006
                                                                                 11.20             12.13            --     2005
                                                                                 10.00             11.20            --     2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $17.48            $10.41         5,174     2008
                                                                                 15.13             17.48         6,108     2007
                                                                                 14.50             15.13         6,984     2006
                                                                                 13.72             14.50         7,827     2005
                                                                                 12.35             13.72         8,786     2004
                                                                                 10.00             12.35         7,561     2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.71            $13.03         3,764     2008
   Class B                                                                       21.85             25.71         3,968     2007
                                                                                 18.03             21.85         5,572     2006
                                                                                 15.33             18.03         4,767     2005
                                                                                 13.37             15.33         5,263     2004
                                                                                 10.00             13.37         5,090     2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.81            $ 7.75        14,823     2008
                                                                                 10.82             10.81        21,758     2007
                                                                                 10.43             10.82        27,567     2006
                                                                                 10.21             10.43        23,505     2005
                                                                                 10.09             10.21        36,250     2004
                                                                                  9.96             10.09        26,638     2003
                                                                                 10.00              9.96            --     2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $15.01            $13.72         1,531     2008
                                                                         14.38             15.01         2,288     2007
                                                                         14.62             14.38         2,336     2006
                                                                         13.89             14.62         2,274     2005
                                                                         13.29             13.89         2,410     2004
                                                                         10.40             13.29         2,410     2003
                                                                         10.00             10.40            --     2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $12.35            $ 8.82            --     2008
                                                                         11.24             12.35            --     2007
                                                                         10.81             11.24            --     2006
                                                                         10.61             10.81            --     2005
                                                                         10.00             10.61            --     2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $13.76            $10.00         3,227     2008
                                                                         13.56             13.76         4,100     2007
                                                                         12.47             13.56         4,396     2006
                                                                         12.39             12.47         4,817     2005
                                                                         11.44             12.39         5,064     2004
                                                                          9.55             11.44         7,968     2003
                                                                          9.58              9.55         3,837     2002
                                                                         10.00              9.58            53     2001
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $21.83            $12.47         1,044     2008
                                                                         18.40             21.83           826     2007
                                                                         16.32             18.40           930     2006
                                                                         14.97             16.32         1,002     2005
                                                                         13.30             14.97           903     2004
                                                                         10.00             13.30         1,979     2003
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.61            $ 8.81            --     2008
                                                                         11.13             12.61            --     2007
                                                                         10.56             11.13            --     2006
                                                                         10.35             10.56            --     2005
                                                                         10.00             10.35            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.14            $ 7.21            --     2008
                                                                         10.42             11.14            --     2007
                                                                         10.00             10.42            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.36            $ 9.78         6,618     2008
                                                                         15.05             17.36         8,899     2007
                                                                         13.73             15.05        12,607     2006
                                                                         11.97             13.73         6,244     2005
                                                                         10.57             11.97         5,576     2004
                                                                          8.38             10.57         8,161     2003
                                                                          9.43              8.38         3,086     2002
                                                                         10.00              9.43           808     2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.43            $ 9.48            --     2008
                                                                         15.65             16.43            --     2007
                                                                         13.98             15.65            --     2006
                                                                         11.78             13.98            --     2005
                                                                         11.83             11.78            --     2004
                                                                         10.00             11.83            --     2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $12.83            $ 7.22        21,184     2008
                                                                                   12.88             12.83        25,156     2007
                                                                                   10.92             12.88        26,754     2006
                                                                                   10.52             10.92        26,910     2005
                                                                                    9.62             10.52        26,278     2004
                                                                                    7.52              9.62        26,370     2003
                                                                                    9.23              7.52         9,911     2002
                                                                                   10.00              9.23         2,062     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $12.59            $ 7.20         8,612     2008
                                                                                    8.75             12.59         7,993     2007
                                                                                    8.35              8.75         8,414     2006
                                                                                    8.05              8.35        10,198     2005
                                                                                    7.93              8.05        11,174     2004
                                                                                    6.09              7.93        12,463     2003
                                                                                    8.88              6.09        12,319     2002
                                                                                   10.00              8.88           468     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $10.90            $ 5.65           667     2008
                                                                                   11.45             10.90         7,921     2007
                                                                                   10.31             11.45        10,346     2006
                                                                                    9.76             10.31        14,267     2005
                                                                                    9.41              9.76        14,660     2004
                                                                                    7.75              9.41        15,727     2003
                                                                                    9.47              7.75        10,540     2002
                                                                                   10.00              9.47           158     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.10            $ 9.59            --     2008
                                                                                   10.00             10.10            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.89            $13.00         8,259     2008
                                                                                   19.30             21.89         9,930     2007
                                                                                   17.46             19.30        10,501     2006
                                                                                   15.04             17.46        12,515     2005
                                                                                   12.27             15.04        13,468     2004
                                                                                    9.02             12.27        26,957     2003
                                                                                   10.20              9.02        13,738     2002
                                                                                   10.00             10.20         1,571     2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.42            $ 6.43            --     2008
                                                                                   12.94             13.42         2,265     2007
                                                                                   11.34             12.94         2,265     2006
                                                                                   11.26             11.34            --     2005
                                                                                   10.00             11.26            --     2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.33            $ 8.53         2,258     2008
                                                                                   12.09             12.33           811     2007
                                                                                   10.39             12.09         1,745     2006
                                                                                   10.00             10.39            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.25            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.19            $10.63         1,819     2008
                                                                                   16.90             17.19         1,819     2007
                                                                                   14.51             16.90         1,819     2006
                                                                                   13.34             14.51         1,819     2005
                                                                                   12.05             13.34         1,819     2004
                                                                                    9.79             12.05         1,818     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $11.11            $ 6.30             --    2008
                                                              11.04             11.11             --    2007
                                                              10.00             11.04             --    2006
------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $12.54            $ 8.27         14,533    2008
                                                              11.58             12.54         16,997    2007
                                                               9.99             11.58         20,165    2006
                                                               9.76              9.99         16,770    2005
                                                               9.06              9.76          6,342    2004
                                                               7.42              9.06          7,469    2003
                                                               9.16              7.42          8,216    2002
                                                              10.00              9.16             --    2001
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.70            $10.92          2,567    2008
                                                              11.35             11.70          3,110    2007
                                                              11.06             11.35          2,929    2006
                                                              11.02             11.06          2,818    2005
                                                              10.83             11.02          3,343    2004
                                                              10.63             10.83          2,648    2003
                                                              10.00             10.63             --    2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $15.65            $ 9.57         13,861    2008
                                                              14.13             15.65         17,818    2007
                                                              13.25             14.13         18,261    2006
                                                              12.06             13.25         20,514    2005
                                                              10.57             12.06         11,511    2004
                                                               8.08             10.57         11,435    2003
                                                               9.53              8.08         17,118    2002
                                                              10.00              9.53             --    2001
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 1.06            $ 1.07         24,274    2008
                                                               1.03              1.06         29,200    2007
                                                               1.00              1.03         34,658    2006
                                                               0.99              1.00         33,949    2005
                                                               1.00              0.99         49,033    2004
                                                               1.01              1.00        123,772    2003
                                                               1.01              1.01        179,540    2002
                                                               1.00              1.01          9,904    2001
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $10.68            $ 6.65          2,428    2008
                                                              10.31             10.68          2,497    2007
                                                               9.61             10.31          2,594    2006
                                                               9.65              9.61          2,674    2005
                                                               9.16              9.65          2,675    2004
                                                               7.23              9.16          2,768    2003
                                                               9.30              7.23          1,795    2002
                                                              10.00              9.30             29    2001
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $19.56            $12.30          1,356    2008
                                                              23.36             19.56          1,449    2007
                                                              17.86             23.36          1,420    2006
                                                              16.24             17.86          1,389    2005
                                                              12.48             16.24          1,406    2004
                                                              10.00             12.48          1,901    2003
------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $11.56            $ 7.12        33,268     2008
                                                                         11.18             11.56        38,662     2007
                                                                          9.85             11.18        41,803     2006
                                                                          9.58              9.85        47,120     2005
                                                                          8.82              9.58        42,619     2004
                                                                          6.99              8.82        47,772     2003
                                                                          9.16              6.99        34,661     2002
                                                                         10.00              9.16         2,381     2001
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $15.18            $ 9.32        16,981     2008
                                                                         15.08             15.18        19,549     2007
                                                                         13.54             15.08        20,364     2006
                                                                         12.56             13.54        21,399     2005
                                                                         11.09             12.56        13,726     2004
                                                                          9.09             11.09        14,785     2003
                                                                         10.73              9.09         8,759     2002
                                                                         10.00             10.73         1,266     2001
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $15.22            $10.59        11,857     2008
                                                                         13.86             15.22        17,188     2007
                                                                         12.39             13.86        14,668     2006
                                                                         12.15             12.39        15,026     2005
                                                                         11.42             12.15         9,115     2004
                                                                         10.00             11.42         8,700     2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.64            $ 8.08            --     2008
                                                                         10.61             11.64            --     2007
                                                                         10.00             10.61            --     2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $11.56            $ 7.27        13,390     2008
                                                                         10.89             11.56        14,855     2007
                                                                          9.53             10.89        14,866     2006
                                                                          9.46              9.53        14,866     2005
                                                                          8.89              9.46         4,238     2004
                                                                          7.33              8.89         4,238     2003
                                                                          9.23              7.33         5,075     2002
                                                                         10.00              9.23            28     2001
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.43            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.02            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.24            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87            --     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64           432     2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.58            --     2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.19            $ 8.16            --     2008
                                                                         12.99             13.19            --     2007
                                                                         11.37             12.99            --     2006
                                                                         10.00             11.37            --     2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                     $13.23            $10.93         8,299     2008
                                                            12.20             13.23        16,510     2007
                                                            11.24             12.20        20,331     2006
                                                            10.61             11.24        23,284     2005
                                                             9.96             10.61        26,410     2004
                                                             8.91              9.96        36,951     2003
                                                             9.70              8.91        41,381     2002
                                                            10.00              9.70         2,523     2001
----------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                   $12.83            $ 7.08         1,125     2008
                                                            10.72             12.83         1,125     2007
                                                             9.62             10.72         1,125     2006
                                                             8.73              9.62         1,203     2005
                                                             7.37              8.73        11,725     2004
                                                             5.56              7.37         2,927     2003
                                                             7.86              5.56         1,801     2002
                                                            10.00              7.86            --     2001
----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        $15.51            $ 8.50         2,026     2008
                                                            11.55             15.51         2,050     2007
                                                            10.76             11.55         2,064     2006
                                                             9.72             10.76         2,542     2005
                                                             8.38              9.72         1,121     2004
                                                             7.08              8.38         1,277     2003
                                                             8.57              7.08         1,214     2002
                                                            10.00              8.57         1,718     2001
----------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares         $13.60            $ 9.49         2,229     2008
                                                            11.36             13.60         2,382     2007
                                                            10.86             11.36         6,250     2006
                                                             9.83             10.86         7,491     2005
                                                             8.75              9.83         7,784     2004
                                                             7.05              8.75         8,446     2003
                                                            10.18              7.05         5,576     2002
                                                            10.00             10.18            --     2001
----------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares            $ 9.14            $ 5.03            --     2008
                                                             7.63              9.14            --     2007
                                                             7.20              7.63            --     2006
                                                             6.56              7.20            --     2005
                                                             6.63              6.56            --     2004
                                                             4.60              6.63           332     2003
                                                             7.93              4.60           333     2002
                                                            10.00              7.93           333     2001
----------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                        $ 9.77            $ 5.78           386     2008
                                                             8.66              9.77         1,325     2007
                                                             7.92              8.66         6,046     2006
                                                             7.74              7.92         6,286     2005
                                                             7.55              7.74         6,555     2004
                                                             5.84              7.55         6,859     2003
                                                             8.10              5.84         4,967     2002
                                                            10.00              8.10            --     2001
----------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                     $22.70            $10.67         1,228     2008
                                                            18.03             22.70         1,242     2007
                                                            12.50             18.03         1,255     2006
                                                             9.64             12.50         2,650     2005
                                                             8.25              9.64         3,017     2004
                                                             6.24              8.25         2,519     2003
                                                             8.54              6.24           891     2002
                                                            10.00              8.54           470     2001
----------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         $10.09            $ 5.48         3,367     2008
                                                                                  9.38             10.09         3,882     2007
                                                                                  8.09              9.38         4,134     2006
                                                                                  7.79              8.09         7,775     2005
                                                                                  7.58              7.79         8,454     2004
                                                                                  6.23              7.58         9,263     2003
                                                                                  8.53              6.23        10,366     2002
                                                                                 10.00              8.53           440     2001
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.58            $ 9.10            --     2008
                                                                                 15.78             15.58            --     2007
                                                                                 14.48             15.78            --     2006
                                                                                 13.43             14.48            --     2005
                                                                                 12.56             13.43            --     2004
                                                                                 10.00             12.56            --     2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.99            $ 6.39            --     2008
                                                                                 11.65              9.99            --     2007
                                                                                 10.55             11.65            --     2006
                                                                                 10.00             10.55            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.49            $ 5.92            --     2008
                                                                                 16.24              9.49            --     2007
                                                                                 14.00             16.24            --     2006
                                                                                 13.73             14.00            --     2005
                                                                                 12.92             13.73            --     2004
                                                                                 10.00             12.92            --     2003
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $ 9.41            $ 5.83         2,224     2008
                                                                                  8.62              9.41         6,001     2007
                                                                                  8.17              8.62         5,923     2006
                                                                                  7.97              8.17         6,448     2005
                                                                                  7.44              7.97         6,521     2004
                                                                                  6.17              7.44         5,766     2003
                                                                                  8.67              6.17        15,424     2002
                                                                                 10.00              8.67           504     2001
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $11.52            $ 7.56         5,142     2008
                                                                                 10.65             11.52         5,083     2007
                                                                                  9.61             10.65         5,254     2006
                                                                                  9.13              9.61         5,385     2005
                                                                                  8.35              9.13         5,849     2004
                                                                                  6.97              8.35         5,421     2003
                                                                                  8.99              6.97         5,971     2002
                                                                                 10.00              8.99           426     2001
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $10.28            $ 6.12         3,402     2008
                                                                                 10.22             10.28         4,208     2007
                                                                                  9.21             10.22         4,402     2006
                                                                                  8.91              9.21         4,693     2005
                                                                                  8.53              8.91         4,837     2004
                                                                                  6.50              8.53         4,938     2003
                                                                                  9.69              6.50         2,072     2002
                                                                                 10.00              9.69            --     2001
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $14.14            $10.80            --     2008
                                                                       13.83             14.14            --     2007
                                                                       12.59             13.83            --     2006
                                                                       12.48             12.59            --     2005
                                                                       11.43             12.48            --     2004
                                                                       10.02             11.43            --     2003
                                                                       10.00             10.02            --     2002
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $18.90            $11.56         1,564     2008
                                                                       15.06             18.90         7,742     2007
                                                                       11.69             15.06        12,726     2006
                                                                       10.20             11.69         7,153     2005
                                                                        7.99             10.20         8,475     2004
                                                                        5.99              7.99         7,726     2003
                                                                        7.90              5.99         8,996     2002
                                                                       10.00              7.90            62     2001
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      $12.37            $ 6.86            --     2008
                                                                       14.58             12.37            --     2007
                                                                       13.77             14.58           238     2006
                                                                       13.35             13.77           267     2005
                                                                       12.73             13.35           109     2004
                                                                        9.91             12.73            --     2003
                                                                       10.00              9.91            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $16.33            $ 8.73           185     2008
                                                                       15.26             16.33           213     2007
                                                                       13.22             15.26         7,457     2006
                                                                       11.78             13.22         8,070     2005
                                                                       10.08             11.78        14,961     2004
                                                                        7.17             10.08         8,202     2003
                                                                        9.39              7.17         3,631     2002
                                                                       10.00              9.39           924     2001
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             $15.92            $ 9.34         4,806     2008
                                                                       11.48             15.92         7,003     2007
                                                                       10.17             11.48        23,006     2006
                                                                        9.78             10.17        25,255     2005
                                                                        9.11              9.78        23,156     2004
                                                                        7.33              9.11        34,292     2003
                                                                        9.20              7.33        24,867     2002
                                                                       10.00              9.20         2,197     2001
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                   $11.76            $ 7.10        17,956     2008
                                                                       19.07             11.76        20,053     2007
                                                                       16.91             19.07         4,327     2006
                                                                       15.67             16.91         4,358     2005
                                                                       13.37             15.67         4,764     2004
                                                                        9.40             13.37         4,423     2003
                                                                       10.00              9.40            --     2002
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $18.49            $11.27         1,504     2008
                                                                       15.66             18.49         3,734     2007
                                                                       15.51             15.66           112     2006
                                                                       14.08             15.51           112     2005
                                                                       11.99             14.08           126     2004
                                                                       10.00             11.99           126     2003
---------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                       $16.33            $ 8.16            --
                                                                                      12.16             16.33           106
                                                                                      11.14             12.16            --
                                                                                      10.93             11.14            --
                                                                                      10.00             10.93            --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $11.38            $ 9.41            --
                                                                                      10.70             11.38            --
                                                                                      10.39             10.70            --
                                                                                      10.00             10.39            --
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares         $12.16            $11.68         1,417
                                                                                      11.94             12.16         1,466
                                                                                      11.88             11.94         1,504
                                                                                      11.49             11.88         1,537
                                                                                      11.06             11.49         1,583
                                                                                      11.00             11.06         1,590
                                                                                      10.37             11.00         1,640
                                                                                      10.00             10.34           797
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $14.18            $10.67        10,785
                                                                                      13.93             14.18        15,878
                                                                                      12.99             13.93        17,739
                                                                                      12.68             12.99        18,941
                                                                                      11.77             12.68        19,854
                                                                                       9.74             11.77        26,070
                                                                                      10.03              9.74        13,819
                                                                                      10.00             10.03           317
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $14.74            $17.01         5,455
                                                                                      13.66             14.74         8,388
                                                                                      13.73             13.66        18,565
                                                                                      13.33             13.73        19,045
                                                                                      12.60             13.33        18,407
                                                                                      12.33             12.60        23,243
                                                                                      10.49             12.33        27,306
                                                                                      10.00             10.66        10,046
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $10.77            $10.55            --
                                                                                      10.20             10.77            --
                                                                                       9.97             10.20            --
                                                                                      10.00              9.97            --
--------------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                              $13.27            $13.68        25,620
                                                                                      12.41             13.27        41,668
                                                                                      12.15             12.41        53,436
                                                                                      12.06             12.15        55,425
                                                                                      11.69             12.06        64,580
                                                                                      11.32             11.69        85,023
                                                                                      10.51             11.32        62,340
                                                                                      10.00             10.55         8,306
--------------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
--------------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                                  $20.17            $12.02            --
                                                                                      14.55             20.17            --
                                                                                      14.59             14.55            --
                                                                                      13.01             14.59            --
                                                                                      12.13             13.01            --
                                                                                      10.00             12.13            --
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                 2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares   2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                        2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
                                                                               2001
-----------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                            2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                  $15.96            $ 9.80            --     2008
                                                          18.63             15.96            --     2007
                                                          16.67             18.63            --     2006
                                                          13.98             16.67            --     2005
                                                          12.34             13.98            --     2004
                                                          10.00             12.34            --     2003
--------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares         $25.81            $11.88            --     2008
                                                          17.77             25.81            --     2007
                                                          14.84             17.77            --     2006
                                                          10.00             14.84            --     2005
--------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                     $ 9.51            $ 5.43         3,191     2008
                                                           8.21              9.51         3,344     2007
                                                           7.89              8.21         3,347     2006
                                                           7.94              7.89         3,335     2005
                                                           7.38              7.94         8,330     2004
                                                           5.16              7.38         4,636     2003
                                                           8.58              5.16         5,514     2002
                                                          10.00              8.58            --     2001
--------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares         $ 9.74            $ 7.41            --     2008
                                                          10.00              9.74            --     2007
--------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares            $10.98            $ 5.49         1,586     2008
                                                           9.57             10.98         1,551     2007
                                                           9.48              9.57         1,515     2006
                                                           8.96              9.48         1,490     2005
                                                           8.53              8.96            41     2004
                                                           7.25              8.53            12     2003
                                                          10.00              7.25            --     2002
--------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                  $13.40            $ 8.46           735     2008
                                                          13.95             13.40           712     2007
                                                          12.22             13.95           690     2006
                                                          11.94             12.22         1,254     2005
                                                          10.34             11.94         1,461     2004
                                                           8.03             10.34         1,315     2003
                                                          10.00              8.03            --     2002
--------------------------------------------------------------------------------------------------------

   Each Annuitant Age 70 or Younger With the Enhanced Payment Benefit Option


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.17            $ 7.65         54,227    2008
                                                                           16.22             16.17         58,697    2007
                                                                           14.59             16.22         67,635    2006
                                                                           14.06             14.59         69,455    2005
                                                                           12.89             14.06         62,802    2004
                                                                           10.00             12.89         19,517    2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.21            $ 6.91         26,458    2008
                                                                           11.08             12.21         32,969    2007
                                                                           10.59             11.08         35,344    2006
                                                                            9.89             10.59         16,101    2005
                                                                            9.43              9.89         16,724    2004
                                                                            7.40              9.43         12,730    2003
                                                                           10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.49            $ 7.90         21,355    2008
                                                                           10.80             11.49         23,773    2007
                                                                           10.00             10.80         25,521    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.44            $10.20         40,978    2008
                                                                           15.49             17.44         43,013    2007
                                                                           12.31             15.49         28,317    2006
                                                                           10.63             12.31         19,585    2005
                                                                           10.00             10.63             --    2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.00         23,102    2008
                                                                           10.00             10.19         12,119    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.47            $ 9.03          9,866    2008
                                                                           14.81             17.47         13,813    2007
                                                                           13.89             14.81         10,480    2006
                                                                           13.62             13.89         10,326    2005
                                                                           13.17             13.62          9,531    2004
                                                                           10.00             13.17          8,384    2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.16            $ 7.68        225,722    2008
                                                                           12.75             13.16        261,460    2007
                                                                           11.08             12.75        276,360    2006
                                                                           10.76             11.08        284,268    2005
                                                                            9.84             10.76        261,035    2004
                                                                            7.56              9.84        169,732    2003
                                                                           10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.69            $ 7.67        123,660    2008
                                                                           16.07             16.69        118,738    2007
                                                                           12.08             16.07         72,270    2006
                                                                           10.54             12.08         22,694    2005
                                                                           10.00             10.54          3,222    2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.40            $ 6.75         70,772    2008
                                                                           10.20             11.40         90,018    2007
                                                                           10.43             10.20        105,678    2006
                                                                            9.23             10.43         90,714    2005
                                                                            8.66              9.23         86,258    2004
                                                                            7.13              8.66         66,220    2003
                                                                           10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $14.01            $ 7.50          3,842    2008
                                                                                 12.53             14.01          4,222    2007
                                                                                 11.52             12.53          4,082    2006
                                                                                 11.16             11.52          6,126    2005
                                                                                  9.92             11.16          6,232    2004
                                                                                  6.78              9.92          8,989    2003
                                                                                 10.00              6.78          7,344    2002
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $15.98            $10.38        104,063    2008
                                                                                  9.95             15.98         97,398    2007
                                                                                  9.95              9.95         23,394    2006
                                                                                 10.00              9.95         15,057    2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.12            $ 8.14         14,414    2008
                                                                                 13.13             13.12         14,939    2007
                                                                                 10.97             13.13         13,267    2006
                                                                                 10.87             10.97          6,660    2005
                                                                                 10.00             10.87          2,080    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.55            $11.50         69,916    2008
                                                                                 12.66             14.55         64,366    2007
                                                                                 11.05             12.66         59,034    2006
                                                                                 10.00             11.05          2,538    2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.19            $ 7.67         23,566    2008
                                                                                 12.41             13.19         10,679    2007
                                                                                 11.80             12.41          5,169    2006
                                                                                 10.85             11.80          4,175    2005
                                                                                 10.00             10.85          2,808    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $13.05            $ 7.68          3,359    2008
                                                                                 13.41             13.05          7,326    2007
                                                                                 12.14             13.41          7,477    2006
                                                                                 11.21             12.14          7,452    2005
                                                                                 10.00             11.21          1,463    2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $17.53            $10.44         49,977    2008
                                                                                 15.16             17.53         46,340    2007
                                                                                 14.52             15.16         39,260    2006
                                                                                 13.74             14.52         43,137    2005
                                                                                 12.35             13.74         32,534    2004
                                                                                 10.00             12.35         17,018    2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.77            $13.06         70,751    2008
   Class B                                                                       21.89             25.77         66,439    2007
                                                                                 18.05             21.89         48,654    2006
                                                                                 15.35             18.05         41,320    2005
                                                                                 13.38             15.35         29,327    2004
                                                                                 10.00             13.38          8,270    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.84            $ 7.77        396,021    2008
                                                                                 10.85             10.84        408,685    2007
                                                                                 10.44             10.85        328,257    2006
                                                                                 10.22             10.44        333,526    2005
                                                                                 10.10             10.22        250,029    2004
                                                                                  9.97             10.10         28,306    2003
                                                                                 10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $15.05            $13.76         33,012    2008
                                                                         14.41             15.05         43,400    2007
                                                                         14.64             14.41         44,402    2006
                                                                         13.90             14.64         41,445    2005
                                                                         13.30             13.90         33,095    2004
                                                                         10.40             13.30         13,554    2003
                                                                         10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $12.37            $ 8.84             --    2008
                                                                         11.26             12.37             --    2007
                                                                         10.82             11.26             --    2006
                                                                         10.62             10.82             --    2005
                                                                         10.00             10.62             --    2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $14.15            $10.29         73,847    2008
                                                                         13.94             14.15         91,344    2007
                                                                         12.81             13.94         94,075    2006
                                                                         12.73             12.81         86,487    2005
                                                                         11.75             12.73         71,122    2004
                                                                          9.80             11.75         37,414    2003
                                                                         10.00              9.80         12,646    2002
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $21.88            $12.51         74,871    2008
                                                                         18.43             21.88         92,293    2007
                                                                         16.35             18.43         89,803    2006
                                                                         14.98             16.35         83,653    2005
                                                                         13.30             14.98         65,988    2004
                                                                          7.92             13.30         17,950    2003
                                                                         10.00              7.92          2,767    2002
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.63            $ 8.84          3,047    2008
                                                                         11.15             12.63          1,779    2007
                                                                         10.57             11.15          2,883    2006
                                                                         10.35             10.57            497    2005
                                                                         10.00             10.35            519    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.15            $ 7.22         18,784    2008
                                                                         10.42             11.15          5,676    2007
                                                                         10.00             10.42          1,184    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.24            $10.28        362,826    2008
                                                                         15.80             18.24        455,408    2007
                                                                         14.41             15.80        450,637    2006
                                                                         12.55             14.41        398,677    2005
                                                                         11.08             12.55        266,394    2004
                                                                          8.78             11.08        135,316    2003
                                                                         10.00              8.78         60,564    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.47            $ 9.50         11,050    2008
                                                                         15.68             16.47         11,893    2007
                                                                         14.00             15.68          2,188    2006
                                                                         11.79             14.00          2,040    2005
                                                                         11.83             11.79             97    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $13.44            $ 7.56        216,040    2008
                                                                                   13.48             13.44        262,655    2007
                                                                                   11.43             13.48        240,836    2006
                                                                                   11.00             11.43        224,213    2005
                                                                                   10.05             11.00        213,582    2004
                                                                                    7.85             10.05        102,175    2003
                                                                                   10.00              7.85         33,456    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $13.27            $ 7.59         71,904    2008
                                                                                    9.81             13.27        118,434    2007
                                                                                    9.35              9.81         96,793    2006
                                                                                    9.01              9.35         93,375    2005
                                                                                    8.88              9.01        103,478    2004
                                                                                    6.81              8.88         62,076    2003
                                                                                   10.00              6.81         20,580    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $12.22            $ 6.34         91,753    2008
                                                                                   12.06             12.22         88,554    2007
                                                                                   10.86             12.06        131,807    2006
                                                                                   10.27             10.86        134,916    2005
                                                                                    9.89             10.27        120,440    2004
                                                                                    8.15              9.89         33,551    2003
                                                                                   10.00              8.15         19,172    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.10            $ 9.60          4,288    2008
                                                                                   10.00             10.10         10,387    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.34            $12.68        143,459    2008
                                                                                   18.81             21.34        182,011    2007
                                                                                   17.00             18.81        200,338    2006
                                                                                   14.64             17.00        203,574    2005
                                                                                   11.94             14.64        146,394    2004
                                                                                    8.77             11.94         95,913    2003
                                                                                   10.00              8.77         48,119    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.44            $ 6.44         10,741    2008
                                                                                   12.96             13.44         10,953    2007
                                                                                   11.35             12.96          3,620    2006
                                                                                   11.26             11.35          2,081    2005
                                                                                   10.00             11.26          1,000    2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.35            $ 8.55        289,220    2008
                                                                                   12.10             12.35        342,850    2007
                                                                                   10.40             12.10        182,453    2006
                                                                                   10.00             10.40         28,591    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.26         41,992    2008
                                                                                   10.00              9.91         24,088    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.24            $10.67         69,404    2008
                                                                                   16.93             17.24         70,264    2007
                                                                                   14.53             16.93         35,958    2006
                                                                                   13.36             14.53         22,235    2005
                                                                                   12.05             13.36         22,138    2004
                                                                                    9.79             12.05          6,192    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            Number of
                                                          Accumulation      Accumulation  Accumulation
                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                            Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $11.12            $ 6.31          41,838   2008
                                                              11.04             11.12          48,756   2007
                                                              10.00             11.04           3,722   2006
------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $13.34            $ 8.81          63,272   2008
                                                              12.32             13.34          69,417   2007
                                                              10.62             12.32          73,466   2006
                                                              10.37             10.62          75,513   2005
                                                               9.62             10.37          74,152   2004
                                                               7.88              9.62          57,237   2003
                                                              10.00              7.88          26,584   2002
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $11.74            $10.96         111,704   2008
                                                              11.38             11.74         143,743   2007
                                                              11.08             11.38         185,744   2006
                                                              11.03             11.08         143,594   2005
                                                              10.84             11.03         156,106   2004
                                                              10.64             10.84          84,484   2003
                                                              10.00             10.64           1,450   2002
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $15.56            $ 9.52          69,939   2008
                                                              14.05             15.56          85,425   2007
                                                              13.17             14.05          89,965   2006
                                                              11.98             13.17          89,802   2005
                                                              10.49             11.98          85,624   2004
                                                               8.02             10.49          60,649   2003
                                                              10.00              8.02          28,293   2002
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $ 1.06            $ 1.06       3,543,215   2008
                                                               1.02              1.06       2,980,878   2007
                                                               0.99              1.02       2,048,298   2006
                                                               0.98              0.99         998,082   2005
                                                               0.99              0.98       1,138,513   2004
                                                               1.00              0.99         689,523   2003
                                                               1.00              1.00         449,804   2002
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $11.26            $ 7.02          43,469   2008
                                                              10.86             11.26          52,027   2007
                                                              10.12             10.86          52,055   2006
                                                              10.15             10.12          56,444   2005
                                                               9.64             10.15          51,834   2004
                                                               7.60              9.64          36,081   2003
                                                              10.00              7.60          11,446   2002
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $19.61            $12.34          50,393   2008
                                                              23.41             19.61          57,828   2007
                                                              17.88             23.41          67,948   2006
                                                              16.25             17.88          65,785   2005
                                                              12.48             16.25          46,125   2004
                                                              10.00             12.48          13,021   2003
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $12.49            $ 7.69         508,106   2008
                                                              12.08             12.49         701,121   2007
                                                              10.63             12.08         656,915   2006
                                                              10.34             10.63         692,994   2005
                                                               9.51             10.34         695,382   2004
                                                               7.54              9.51         337,746   2003
                                                              10.00              7.54          46,625   2002
------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                               $14.09            $ 8.65         89,714    2008
                                                                         13.98             14.09        109,253    2007
                                                                         12.54             13.98        114,129    2006
                                                                         11.64             12.54        113,582    2005
                                                                         10.27             11.64        103,448    2004
                                                                          8.41             10.27         91,102    2003
                                                                         10.00              8.41         51,245    2002
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $15.26            $10.62        303,058    2008
                                                                         13.89             15.26        338,103    2007
                                                                         12.41             13.89        288,046    2006
                                                                         12.16             12.41        235,563    2005
                                                                         11.42             12.16        202,048    2004
                                                                         10.00             11.42         31,429    2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.65            $ 8.09         85,153    2008
                                                                         10.61             11.65         71,941    2007
                                                                         10.00             10.61         34,598    2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.32            $ 7.75         28,190    2008
                                                                         11.59             12.32         28,392    2007
                                                                         10.14             11.59         29,534    2006
                                                                         10.05             10.14         28,946    2005
                                                                          9.45             10.05         23,804    2004
                                                                          7.79              9.45         20,235    2003
                                                                         10.00              7.79         12,337    2002
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.43             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57          7,081    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.02            313    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59         14,007    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46         16,456    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.24         22,687    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87          7,115    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64         10,492    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.58         12,173    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.21            $ 8.18         11,080    2008
                                                                         13.01             13.21         12,116    2007
                                                                         11.38             13.01          8,843    2006
                                                                         10.00             11.38         11,969    2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.54            $11.18        150,443    2008
                                                                         12.48             13.54        175,889    2007
                                                                         11.48             12.48        188,674    2006
                                                                         10.84             11.48        183,799    2005
                                                                         10.17             10.84        190,850    2004
                                                                          9.09             10.17        167,564    2003
                                                                         10.00              9.09         80,645    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                   $17.92            $ 9.90         4,410     2008
                                                            14.96             17.92         5,152     2007
                                                            13.42             14.96         6,425     2006
                                                            12.17             13.42         7,075     2005
                                                            10.27             12.17         7,352     2004
                                                             7.74             10.27         6,079     2003
                                                            10.00              7.74         5,577     2002
----------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                        $18.51            $10.14        32,418     2008
                                                            13.77             18.51        26,329     2007
                                                            12.82             13.77        12,186     2006
                                                            11.58             12.82         4,198     2005
                                                             9.97             11.58         4,628     2004
                                                             8.43              9.97         3,856     2003
                                                            10.00              8.43            --     2002
----------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares         $14.67            $10.25         2,906     2008
                                                            12.25             14.67         2,933     2007
                                                            11.71             12.25         2,954     2006
                                                            10.59             11.71         2,972     2005
                                                             9.42             10.59         2,737     2004
                                                             7.59              9.42         2,674     2003
                                                            10.00              7.59           198     2002
----------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares            $11.86            $ 6.54         1,159     2008
                                                             9.90             11.86         3,816     2007
                                                             9.33              9.90         4,100     2006
                                                             8.50              9.33         4,143     2005
                                                             8.59              8.50         4,611     2004
                                                             5.96              8.59         4,316     2003
                                                            10.00              5.96         3,896     2002
----------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                        $11.87            $ 7.02         4,135     2008
                                                            10.51             11.87         9,059     2007
                                                             9.61             10.51         4,750     2006
                                                             9.39              9.61         6,190     2005
                                                             9.16              9.39         8,425     2004
                                                             7.08              9.16         9,756     2003
                                                            10.00              7.08         6,285     2002
----------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                     $26.75            $12.58        17,337     2008
                                                            21.24             26.75        22,555     2007
                                                            14.72             21.24        24,706     2006
                                                            11.34             14.72        29,607     2005
                                                             9.71             11.34        33,797     2004
                                                             7.33              9.71        30,783     2003
                                                            10.00              7.33         5,962     2002
----------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                    $11.92            $ 6.47        19,169     2008
                                                            11.08             11.92        19,547     2007
                                                             9.54             11.08        23,034     2006
                                                             9.19              9.54        37,897     2005
                                                             8.93              9.19        34,824     2004
                                                             7.34              8.93        40,941     2003
                                                            10.00              7.34        33,137     2002
----------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.61            $ 9.13         23,602    2008
                                                                                 15.81             15.61         23,671    2007
                                                                                 14.51             15.81         23,371    2006
                                                                                 13.45             14.51         12,396    2005
                                                                                 12.56             13.45          4,016    2004
                                                                                 10.00             12.56          2,366    2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.99            $ 6.39            956    2008
                                                                                 11.66              9.99            956    2007
                                                                                 10.55             11.66             --    2006
                                                                                 10.00             10.55             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.49            $ 5.92         24,825    2008
                                                                                 16.27              9.49         26,897    2007
                                                                                 14.02             16.27         14,626    2006
                                                                                 13.74             14.02         11,983    2005
                                                                                 12.92             13.74          9,185    2004
                                                                                 10.00             12.92          1,498    2003
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  $11.08            $ 6.87         70,688    2008
                                                                                 10.14             11.08         78,688    2007
                                                                                  9.61             10.14         79,976    2006
                                                                                  9.37              9.61         91,062    2005
                                                                                  8.73              9.37         82,552    2004
                                                                                  7.24              8.73         51,479    2003
                                                                                 10.00              7.24         20,603    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         $12.76            $ 8.38         90,149    2008
                                                                                 11.78             12.76        139,552    2007
                                                                                 10.62             11.78        148,657    2006
                                                                                 10.09             10.62        184,962    2005
                                                                                  9.23             10.09        178,250    2004
                                                                                  7.70              9.23         86,862    2003
                                                                                 10.00              7.70         35,076    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           $10.84            $ 6.45         36,969    2008
                                                                                 10.77             10.84         41,039    2007
                                                                                  9.69             10.77         48,224    2006
                                                                                  9.38              9.69         49,351    2005
                                                                                  8.97              9.38         48,727    2004
                                                                                  6.83              8.97         45,717    2003
                                                                                 10.00              6.83          7,509    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            $14.17            $10.83         72,277    2008
                                                                                 13.86             14.17         97,491    2007
                                                                                 12.62             13.86        100,223    2006
                                                                                 12.50             12.62         78,093    2005
                                                                                 11.44             12.50         38,814    2004
                                                                                 10.03             11.44          5,547    2003
                                                                                 10.00             10.03             --    2002
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               $25.26            $15.45         59,415    2008
                                                                                 20.12             25.26         86,763    2007
                                                                                 15.61             20.12         84,637    2006
                                                                                 13.61             15.61         51,763    2005
                                                                                 10.65             13.61         34,079    2004
                                                                                  7.99             10.65          8,480    2003
                                                                                 10.00              7.99          4,054    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                     $12.39            $ 6.88         47,064
                                                                                      14.61             12.39         46,790
                                                                                      13.79             14.61        207,571
                                                                                      13.37             13.79        218,436
                                                                                      12.74             13.37        199,631
                                                                                       9.91             12.74         66,420
                                                                                      10.00              9.91             --
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                         $16.37            $ 8.75        170,744
                                                                                      15.97             16.37        187,130
                                                                                      13.83             15.97        179,899
                                                                                      12.32             13.83        154,205
                                                                                      10.53             12.32        116,739
                                                                                       7.49             10.53         89,718
                                                                                      10.00              7.49         47,524
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                            $16.67            $ 9.79        165,641
                                                                                      12.29             16.67        191,919
                                                                                      10.89             12.29        342,806
                                                                                      10.46             10.89        343,711
                                                                                       9.74             10.46        331,477
                                                                                       7.83              9.74        242,188
                                                                                      10.00              7.83        127,593
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $12.60            $ 7.61        251,341
                                                                                      19.11             12.60        310,406
                                                                                      16.94             19.11        132,372
                                                                                      15.69             16.94        116,049
                                                                                      13.38             15.69         97,208
                                                                                       9.43             13.38         53,612
                                                                                      10.00              9.43             --
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        $18.54            $11.31         93,789
                                                                                      15.69             18.54        120,915
                                                                                      15.53             15.69         10,710
                                                                                      14.09             15.53          9,710
                                                                                      11.99             14.09          8,229
                                                                                      10.00             11.99          4,842
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                       $16.37            $ 8.18         11,256
                                                                                      12.17             16.37         11,265
                                                                                      11.16             12.17         53,690
                                                                                      10.94             11.16         51,345
                                                                                      10.00             10.94         10,799
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $11.39            $ 9.43          4,763
                                                                                      10.70             11.39          3,099
                                                                                      10.40             10.70          3,487
                                                                                      10.00             10.40          3,762
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares         $12.17            $11.34          3,902
                                                                                      11.58             12.17          1,762
                                                                                      11.51             11.58          6,349
                                                                                      11.13             11.51          7,788
                                                                                      10.72             11.13          7,254
                                                                                      10.65             10.72          3,381
                                                                                      10.00             10.65          3,186
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
-----------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                 2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares   2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.17            $10.67        132,842    2008
                                                                              13.92             14.17        157,655    2007
                                                                              12.97             13.92        175,777    2006
                                                                              12.66             12.97        146,080    2005
                                                                              11.74             12.66        130,738    2004
                                                                               9.71             11.74         76,350    2003
                                                                              10.00              9.71         39,904    2002
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $14.02            $16.19        279,092    2008
                                                                              12.99             14.02        201,272    2007
                                                                              13.03             12.99        227,719    2006
                                                                              12.66             13.03        240,910    2005
                                                                              11.96             12.66        200,187    2004
                                                                              11.70             11.96        130,619    2003
                                                                              10.00             11.70        101,339    2002
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.79            $10.57        153,056    2008
                                                                              10.21             10.79         94,732    2007
                                                                               9.98             10.21         36,640    2006
                                                                              10.00              9.98         18,052    2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.57            $12.96        492,795    2008
                                                                              11.75             12.57        574,335    2007
                                                                              11.50             11.75        563,996    2006
                                                                              11.41             11.50        558,252    2005
                                                                              11.05             11.41        507,955    2004
                                                                              10.69             11.05        389,832    2003
                                                                              10.00             10.69        242,867    2002
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $20.22            $12.06         12,661    2008
                                                                              14.57             20.22         15,035    2007
                                                                              14.61             14.57          3,233    2006
                                                                              13.02             14.61          2,683    2005
                                                                              12.12             13.02          5,487    2004
                                                                              10.00             12.12          4,620    2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $16.00            $ 9.83          3,271    2008
                                                                              18.66             16.00          3,211    2007
                                                                              16.69             18.66         15,086    2006
                                                                              13.99             16.69          3,107    2005
                                                                              12.32             13.99            965    2004
                                                                              10.00             12.32             --    2003
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $25.84            $11.90         21,269    2008
                                                                              17.78             25.84         17,632    2007
                                                                              14.85             17.78         13,480    2006
                                                                              10.00             14.85          2,289    2005
----------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $11.33            $ 6.48         40,670    2008
                                                                               9.77             11.33         41,727    2007
                                                                               9.39              9.77         45,816    2006
                                                                               9.44              9.39         49,381    2005
                                                                               8.77              9.44         48,742    2004
                                                                               6.13              8.77         26,900    2003
                                                                              10.00              6.13         13,798    2002
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.75            $ 7.42             --    2008
                                                                              10.00              9.75             --    2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares         $11.01            $ 5.51        14,730     2008
                                                        9.59             11.01        15,281     2007
                                                        9.50              9.59        10,706     2006
                                                        8.97              9.50        10,502     2005
                                                        8.54              8.97         9,109     2004
                                                        7.26              8.54         6,477     2003
                                                       10.00              7.26            --     2002
-----------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $13.44            $ 8.49        93,027     2008
                                                       13.99             13.44        98,399     2007
                                                       12.25             13.99        96,181     2006
                                                       11.95             12.25        91,949     2005
                                                       10.35             11.95        61,659     2004
                                                        8.05             10.35        23,679     2003
                                                       10.00              8.05            --     2002
-----------------------------------------------------------------------------------------------------

        Each Annuitant Over Age 70 With Enhanced Payment Benefit Option




                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $16.02            $ 7.57         1,818     2008
                                                                           16.10             16.02         2,386     2007
                                                                           14.51             16.10         2,719     2006
                                                                           14.02             14.51         3,805     2005
                                                                           12.88             14.02         7,503     2004
                                                                           10.00             12.88         6,296     2003
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.07            $ 6.82         3,621     2008
                                                                           10.97             12.07         4,523     2007
                                                                           10.51             10.97         5,954     2006
                                                                            9.83             10.51         2,675     2005
                                                                            9.39              9.83         2,844     2004
                                                                            7.38              9.39         2,931     2003
                                                                           10.00              7.38            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $11.45            $ 7.85         3,318     2008
                                                                           10.78             11.45         4,559     2007
                                                                           10.00             10.78         4,163     2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $17.33            $10.12         2,724     2008
                                                                           15.42             17.33         2,445     2007
                                                                           12.28             15.42           665     2006
                                                                           10.62             12.28         2,267     2005
                                                                           10.00             10.62            --     2004
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $17.31            $ 8.93           250     2008
                                                                           14.70             17.31           250     2007
                                                                           13.81             14.70           250     2006
                                                                           13.57             13.81           524     2005
                                                                           13.15             13.57         3,077     2004
                                                                           10.00             13.15         3,005     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.00            $ 7.57        56,471     2008
                                                                           12.63             13.00        68,873     2007
                                                                           10.99             12.63        80,359     2006
                                                                           10.70             10.99        86,656     2005
                                                                            9.80             10.70        87,605     2004
                                                                            7.55              9.80        72,558     2003
                                                                           10.00              7.55        29,436     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $16.58            $ 7.61         7,568     2008
                                                                           16.00             16.58        10,866     2007
                                                                           12.06             16.00         5,985     2006
                                                                           10.54             12.06         5,913     2005
                                                                           10.00             10.54            --     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.26            $ 6.66         8,818     2008
                                                                           10.10             11.26        11,650     2007
                                                                           10.35             10.10        17,631     2006
                                                                            9.18             10.35        17,191     2005
                                                                            8.62              9.18        19,610     2004
                                                                            7.12              8.62        16,464     2003
                                                                           10.00              7.12         3,300     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $13.85            $ 7.39            984    2008
                                                                                 12.40             13.85            984    2007
                                                                                 11.42             12.40            984    2006
                                                                                 11.10             11.42             --    2005
                                                                                  9.88             11.10             --    2004
                                                                                  6.77              9.88             --    2003
                                                                                 10.00              6.77             --    2002
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $15.81            $10.30          6,228    2008
                                                                                  9.91             15.81            211    2007
                                                                                  9.93              9.91          4,617    2006
                                                                                 10.00              9.93             --    2005
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $13.02            $ 8.07            254    2008
                                                                                 13.06             13.02            254    2007
                                                                                 10.93             13.06             --    2006
                                                                                 10.85             10.93             --    2005
                                                                                 10.00             10.85             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $14.47            $11.41             --    2008
                                                                                 12.62             14.47             --    2007
                                                                                 11.03             12.62             --    2006
                                                                                 10.00             11.03             --    2005
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $13.10            $ 7.60            270    2008
                                                                                 12.34             13.10            270    2007
                                                                                 11.75             12.34             --    2006
                                                                                 10.84             11.75             --    2005
                                                                                 10.00             10.84             --    2004
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $12.95            $ 7.60            327    2008
                                                                                 13.34             12.95            342    2007
                                                                                 12.10             13.34            434    2006
                                                                                 11.19             12.10             --    2005
                                                                                 10.00             11.19             --    2004
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $17.36            $10.32          4,122    2008
                                                                                 15.05             17.36          3,789    2007
                                                                                 14.45             15.05         11,408    2006
                                                                                 13.69             14.45          9,141    2005
                                                                                 12.33             13.69          7,853    2004
                                                                                 10.00             12.33             --    2003
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $25.53            $12.91          4,648    2008
   Class B                                                                       21.73             25.53          4,377    2007
                                                                                 17.95             21.73          2,991    2006
                                                                                 15.30             17.95          2,447    2005
                                                                                 13.36             15.30          1,931    2004
                                                                                 10.00             13.36          1,127    2003
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.72            $ 7.67        105,025    2008
                                                                                 10.75             10.72        109,638    2007
                                                                                 10.37             10.75        119,311    2006
                                                                                 10.17             10.37        119,710    2005
                                                                                 10.07             10.17         73,987    2004
                                                                                  9.97             10.07          8,927    2003
                                                                                 10.00              9.97             --    2002
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                     $14.89            $13.59         1,644     2008
                                                                         14.28             14.89         2,196     2007
                                                                         14.55             14.28         2,277     2006
                                                                         13.84             14.55         2,222     2005
                                                                         13.27             13.84         2,313     2004
                                                                         10.40             13.27         1,094     2003
                                                                         10.00             10.40            --     2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                    $12.28            $ 8.76            --     2008
                                                                         11.20             12.28            --     2007
                                                                         10.78             11.20            --     2006
                                                                         10.60             10.78            --     2005
                                                                         10.00             10.60            --     2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $13.99            $10.15        15,371     2008
                                                                         13.81             13.99        16,058     2007
                                                                         12.71             13.81        15,487     2006
                                                                         12.66             12.71         9,934     2005
                                                                         11.70             12.66         8,133     2004
                                                                          9.78             11.70        10,220     2003
                                                                         10.00              9.78         1,030     2002
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $21.67            $12.36         6,870     2008
                                                                         18.30             21.67         8,414     2007
                                                                         16.26             18.30        10,286     2006
                                                                         14.93             16.26         7,779     2005
                                                                         13.28             14.93         5,995     2004
                                                                          7.90             13.28         3,471     2003
                                                                         10.00              7.90           427     2002
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $12.54            $ 8.75         5,194     2008
                                                                         11.09             12.54            --     2007
                                                                         10.53             11.09            --     2006
                                                                         10.34             10.53            --     2005
                                                                         10.00             10.34            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $11.11            $ 7.18           880     2008
                                                                         10.41             11.11           880     2007
                                                                         10.00             10.41            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.02            $10.14        36,703     2008
                                                                         15.65             18.02        40,009     2007
                                                                         14.30             15.65        50,160     2006
                                                                         12.48             14.30        53,025     2005
                                                                         11.04             12.48        29,932     2004
                                                                          8.77             11.04        13,793     2003
                                                                         10.00              8.77         2,258     2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $16.31            $ 9.40            --     2008
                                                                         15.57             16.31           875     2007
                                                                         13.92             15.57           581     2006
                                                                         11.75             13.92            --     2005
                                                                         11.81             11.75            --     2004
                                                                         10.00             11.81            --     2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $13.28            $ 7.46        48,154     2008
                                                                                   13.35             13.28        63,321     2007
                                                                                   11.34             13.35        61,282     2006
                                                                                   10.94             11.34        65,539     2005
                                                                                   10.01             10.94        60,159     2004
                                                                                    7.84             10.01        52,444     2003
                                                                                   10.00              7.84        22,674     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $13.12            $ 7.48         8,082     2008
                                                                                    9.71             13.12         8,068     2007
                                                                                    9.28              9.71         8,281     2006
                                                                                    8.96              9.28         7,972     2005
                                                                                    8.85              8.96         7,706     2004
                                                                                    6.80              8.85         4,875     2003
                                                                                   10.00              6.80         1,830     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $12.08            $ 6.25         8,906     2008
                                                                                   11.94             12.08         9,191     2007
                                                                                   10.77             11.94         7,421     2006
                                                                                   10.22             10.77         7,979     2005
                                                                                    9.86             10.22         4,319     2004
                                                                                    8.13              9.86        13,084     2003
                                                                                   10.00              8.13        10,477     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.56            --     2008
                                                                                   10.00             10.09           155     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.09            $12.51        25,824     2008
                                                                                   18.62             21.09        33,062     2007
                                                                                   16.87             18.62        41,814     2006
                                                                                   14.56             16.87        38,530     2005
                                                                                   11.89             14.56        38,518     2004
                                                                                    8.76             11.89        44,549     2003
                                                                                   10.00              8.76        42,836     2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $13.34            $ 6.38           242     2008
                                                                                   18.62             13.34           242     2007
                                                                                   11.31             12.89            --     2006
                                                                                   11.25             11.31            --     2005
                                                                                   10.00             11.25            --     2004
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.28            $ 8.48        32,980     2008
                                                                                   12.06             12.28        31,977     2007
                                                                                   10.38             12.06        16,110     2006
                                                                                   10.00             10.38           907     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.24            --     2008
                                                                                   10.00              9.91            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.05            $10.53         7,812     2008
                                                                                   16.78             17.05         9,204     2007
                                                                                   14.44             16.78         6,472     2006
                                                                                   13.30             14.44           750     2005
                                                                                   12.02             13.30           906     2004
                                                                                    9.79             12.02           906     2003
                                                                                   10.00              9.79            --     2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.08            $ 6.28         3,298     2008
                                                                                   11.03             11.08         4,946     2007
                                                                                   10.00             11.03         3,452     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       Number of
                                                     Accumulation      Accumulation  Accumulation
                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                       Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $13.19            $ 8.68         16,296    2008
                                                         12.20             13.19         21,094    2007
                                                         10.54             12.20         23,551    2006
                                                         10.31             10.54         24,466    2005
                                                          9.59             10.31         24,854    2004
                                                          7.87              9.59         26,208    2003
                                                         10.00              7.87          9,306    2002
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.60            $10.81          9,935    2008
                                                         11.27             11.60         11,382    2007
                                                         11.00             11.27         12,946    2006
                                                         10.97             11.00             15    2005
                                                         10.81             10.97         14,741    2004
                                                         10.62             10.81         13,639    2003
                                                         10.00             10.62            160    2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $15.38            $ 9.39         26,056    2008
                                                         13.91             15.38         29,006    2007
                                                         13.07             13.91         31,149    2006
                                                         11.91             13.07         27,025    2005
                                                         10.45             11.91         30,131    2004
                                                          8.01             10.45         32,636    2003
                                                         10.00              8.01         19,610    2002
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.05            $ 1.05        556,052    2008
                                                          1.01              1.05        568,100    2007
                                                          0.99              1.01        590,814    2006
                                                          0.98              0.99        462,125    2005
                                                          0.99              0.98        467,693    2004
                                                          1.00              0.99        526,897    2003
                                                          1.00              1.00        686,286    2002
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $11.13            $ 6.92          1,455    2008
                                                         10.76             11.13          1,455    2007
                                                         10.04             10.76          1,455    2006
                                                         10.10             10.04          6,207    2005
                                                          9.61             10.10          6,558    2004
                                                          7.59              9.61         10,227    2003
                                                         10.00              7.59          1,455    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $19.42            $12.20         11,081    2008
                                                         23.23             19.42         11,621    2007
                                                         17.78             23.23         10,121    2006
                                                         16.20             17.78          8,306    2005
                                                         12.46             16.20         13,025    2004
                                                         10.00             12.46          9,370    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $12.34            $ 7.59        107,680    2008
                                                         11.96             12.34        115,879    2007
                                                         10.55             11.96        113,668    2006
                                                         10.28             10.55        109,914    2005
                                                          9.48             10.28        110,320    2004
                                                          7.52              9.48        126,905    2003
                                                         10.00              7.52         60,298    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $13.92            $ 8.53         10,297    2008
                                                         13.85             13.92         12,629    2007
                                                         12.45             13.85         14,214    2006
                                                         11.57             12.45         13,655    2005
                                                         10.23             11.57         17,147    2004
                                                          8.40             10.23         18,869    2003
                                                         10.00              8.40         13,607    2002
-------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                   $15.12            $10.50         13,737    2008
                                                                         13.79             15.12         12,688    2007
                                                                         12.34             13.79         14,965    2006
                                                                         12.12             12.34         11,682    2005
                                                                         11.41             12.12         12,533    2004
                                                                         10.00             11.41         10,503    2003
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                   $11.61            $ 8.05             --    2008
                                                                         10.60             11.61             --    2007
                                                                         10.00             10.60             --    2006
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                    $12.17            $ 7.64          1,207    2008
                                                                         11.48             12.17          1,332    2007
                                                                         10.06             11.48          8,129    2006
                                                                         10.00             10.06          8,551    2005
                                                                          9.41             10.00          8,543    2004
                                                                          7.77              9.41          8,202    2003
                                                                         10.00              7.77          2,356    2002
-----------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                          $10.00            $ 6.42             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                  $10.00            $ 6.57            293    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                        $10.00            $ 7.01             --    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                             $10.00            $ 7.59            783    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                   $10.00            $ 7.46            985    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                         $10.00            $ 7.23          1,432    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund              $10.00            $ 6.87            473    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                           $10.00            $ 7.64            251    2008
-----------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund         $10.00            $10.57            758    2008
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                      $13.13            $ 8.12          4,646    2008
                                                                         12.96             13.13          4,743    2007
                                                                         11.36             12.96          1,995    2006
                                                                         10.00             11.36          1,930    2005
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  $13.38            $11.03         72,149    2008
                                                                         12.36             13.38         86,584    2007
                                                                         11.39             12.36         91,194    2006
                                                                         10.78             11.39        105,654    2005
                                                                         10.13             10.78        128,209    2004
                                                                          9.07             10.13        127,350    2003
                                                                         10.00              9.07        109,084    2002
-----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio -- Service Shares                                $17.71            $ 9.76             17    2008
                                                                         14.82             17.71            678    2007
                                                                         13.31             14.82            864    2006
                                                                         12.10             13.31            907    2005
                                                                         10.23             12.10          1,000    2004
                                                                          7.73             10.23          1,037    2003
                                                                         10.00              7.73          1,109    2002
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     $18.29            $10.00          2,241    2008
                                                                         13.63             18.29          2,091    2007
                                                                         12.72             13.63          2,086    2006
                                                                         11.51             12.72          1,624    2005
                                                                          9.93             11.51          1,929    2004
                                                                          8.41              9.93          2,041    2003
                                                                         10.00              8.41          3,613    2002
-----------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                              $14.50            $10.10            --     2008
                                                                                 12.13             14.50         1,423     2007
                                                                                 11.62             12.13         1,564     2006
                                                                                 10.53             11.62         1,426     2005
                                                                                  9.39             10.53         1,594     2004
                                                                                  7.58              9.39         1,600     2003
                                                                                 10.00              7.58         2,891     2002
-------------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                 $11.72            $ 6.45            99     2008
                                                                                  9.81             11.72            99     2007
                                                                                  9.26              9.81         1,488     2006
                                                                                  8.45              9.26         1,488     2005
                                                                                  8.56              8.45         2,839     2004
                                                                                  5.95              8.56         1,399     2003
                                                                                 10.00              5.95         4,779     2002
-------------------------------------------------------------------------------------------------------------------------------
  Janus Portfolio -- Service Shares                                             $11.73            $ 6.93         1,402     2008
                                                                                 10.41             11.73         2,333     2007
                                                                                  9.54             10.41           482     2006
                                                                                  9.34              9.54         2,203     2005
                                                                                  9.12              9.34         2,883     2004
                                                                                  7.07              9.12         3,021     2003
                                                                                 10.00              7.07         1,124     2002
-------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          $26.44            $12.40         4,505     2008
                                                                                 21.03             26.44         4,652     2007
                                                                                 14.61             21.03         5,120     2006
                                                                                 11.27             14.61         5,763     2005
                                                                                  9.67             11.27         6,131     2004
                                                                                  7.32              9.67         5,991     2003
                                                                                 10.00              7.32         1,352     2002
-------------------------------------------------------------------------------------------------------------------------------
  Worldwide Portfolio -- Service Shares                                         $26.75            $ 6.38         1,330     2008
                                                                                 10.97             26.75        22,555     2007
                                                                                  9.47             10.97         5,033     2006
                                                                                  9.14              9.47         5,392     2005
                                                                                  8.90              9.14         5,678     2004
                                                                                  7.33              8.90         6,217     2003
                                                                                 10.00              7.33         4,893     2002
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II          $15.46            $ 9.02         1,316     2008
                                                                                 15.69             15.46         1,394     2007
                                                                                 14.43             15.69         1,465     2006
                                                                                 13.40             14.43         1,536     2005
                                                                                 12.54             13.40         2,075     2004
                                                                                 10.00             12.54           163     2003
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Capital and Income Portfolio -- Class II         $ 9.98            $ 6.37            --     2008
                                                                                 11.62              9.98            --     2007
                                                                                 10.54             11.62            --     2006
                                                                                 10.00             10.54            --     2005
-------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I           $ 9.48            $ 5.90            --     2008
                                                                                 16.15              9.48           522     2007
                                                                                 13.94             16.15           309     2006
                                                                                 13.69             13.94            --     2005
                                                                                 12.90             13.69            --     2004
                                                                                 10.00             12.90            --     2003
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.95            $ 6.78        15,139     2008
                                                                        10.04             10.95        18,546     2007
                                                                         9.53             10.04        23,624     2006
                                                                         9.31              9.53        26,498     2005
                                                                         8.70              9.31        34,396     2004
                                                                         7.23              8.70        38,613     2003
                                                                        10.00              7.23        34,313     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $12.61            $ 8.26         5,276     2008
                                                                        11.67             12.61        10,173     2007
                                                                        10.54             11.67        11,688     2006
                                                                        10.03             10.54        11,890     2005
                                                                         9.19             10.03        11,501     2004
                                                                         7.68              9.19        13,905     2003
                                                                        10.00              7.68         7,610     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $10.71            $ 6.36        11,693     2008
                                                                        10.67             10.71        11,239     2007
                                                                         9.62             10.67        10,750     2006
                                                                         9.32              9.62         3,191     2005
                                                                         8.94              9.32         4,502     2004
                                                                         6.82              8.94         2,627     2003
                                                                        10.00              6.82           101     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.02            $10.70         1,127     2008
                                                                        13.74             14.02         1,185     2007
                                                                        12.53             13.74         1,081     2006
                                                                        12.44             12.53         3,658     2005
                                                                        11.41             12.44           643     2004
                                                                        10.03             11.41           175     2003
                                                                        10.00             10.03            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $24.96            $15.24        10,603     2008
                                                                        19.93             24.96        14,238     2007
                                                                        15.49             19.93        13,197     2006
                                                                        13.53             15.49         7,438     2005
                                                                        10.61             13.53         5,013     2004
                                                                         7.97             10.61         2,712     2003
                                                                        10.00              7.97         1,548     2002
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       $12.30            $ 6.81            --     2008
                                                                        14.49             12.30         5,736     2007
                                                                        13.70             14.49         4,896     2006
                                                                        13.30             13.70         7,771     2005
                                                                        12.71             13.30         4,496     2004
                                                                         9.91             12.71           997     2003
                                                                        10.00              9.91            --     2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $16.20            $ 8.64         4,187     2008
                                                                        15.81             16.20         4,310     2007
                                                                        13.72             15.81        35,210     2006
                                                                        12.25             13.72        35,288     2005
                                                                        10.49             12.25        36,982     2004
                                                                         7.48             10.49        37,800     2003
                                                                        10.00              7.48        19,752     2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                  Accumulation      Accumulation  Accumulation
                                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                                    Beginning of Period End of Period  End of Period
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                            $16.47            $ 9.65         29,449
                                                                                      12.17             16.47         33,322
                                                                                      10.80             12.17        102,977
                                                                                      10.40             10.80        114,447
                                                                                       9.71             10.40        144,709
                                                                                       7.82              9.71        168,642
                                                                                      10.00              7.82        136,697
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                  $12.45            $ 7.50         58,144
                                                                                      18.94             12.45         86,421
                                                                                      16.82             18.94         17,510
                                                                                      15.61             16.82         17,502
                                                                                      13.34             15.61         15,415
                                                                                       9.43             13.34          8,173
                                                                                      10.00              9.43             --
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                        $18.34            $11.17         11,239
                                                                                      15.58             18.34         13,020
                                                                                      15.44             15.58            355
                                                                                      14.04             15.44            176
                                                                                      11.97             14.04            177
                                                                                      10.00             11.97            101
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                       $16.22            $ 8.09            176
                                                                                      12.11             16.22            355
                                                                                      11.12             12.11          2,394
                                                                                      10.92             11.12          2,394
                                                                                      10.00             10.92            452
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                        $11.33            $ 9.36             --
                                                                                      10.67             11.33             --
                                                                                      10.38             10.67             --
                                                                                      10.00             10.38             --
--------------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares         $11.67            $11.18          2,713
                                                                                      11.47             11.67          3,200
                                                                                      11.43             11.47          2,162
                                                                                      11.07             11.43          2,205
                                                                                      10.68             11.07          1,523
                                                                                      10.63             10.68          9,075
                                                                                      10.00             10.63          8,408
--------------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                                $14.01            $10.52         21,105
                                                                                      13.78             14.01         23,725
                                                                                      12.87             13.78         25,954
                                                                                      12.59             12.87         24,619
                                                                                      11.70             12.59         26,261
                                                                                       9.70             11.70         22,290
                                                                                      10.00              9.70         12,000
--------------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares                 $13.86            $15.96         65,492
                                                                                      12.86             13.86         75,054
                                                                                      12.94             12.86         84,403
                                                                                      12.59             12.94         94,390
                                                                                      11.91             12.59         64,930
                                                                                      11.68             11.91        105,328
                                                                                      10.00             11.68         92,981
--------------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                              $10.73            $10.49          4,114
                                                                                      10.18             10.73          2,476
                                                                                       9.96             10.18          1,290
                                                                                      10.00              9.96             --
--------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                    Year
-----------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
-----------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                                 2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                  2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares   2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                          2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares           2008
                                                                               2007
                                                                               2006
                                                                               2005
                                                                               2004
                                                                               2003
                                                                               2002
-----------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                        2008
                                                                               2007
                                                                               2006
                                                                               2005
-----------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.42            $12.79         91,190    2008
                                                                 11.64             12.42        109,176    2007
                                                                 11.41             11.64        118,023    2006
                                                                 11.34             11.41        125,162    2005
                                                                 11.01             11.34        129,504    2004
                                                                 10.68             11.01        142,859    2003
                                                                 10.00             10.68        111,409    2002
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $20.03            $11.92            923    2008
                                                                 14.47             20.03          1,142    2007
                                                                 14.53             14.47            689    2006
                                                                 12.98             14.53            753    2005
                                                                 12.10             12.98            622    2004
                                                                 10.00             12.10            670    2003
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $15.85            $ 9.72            439    2008
                                                                 18.52             15.85            616    2007
                                                                 16.60             18.52          1,483    2006
                                                                 13.94             16.60            722    2005
                                                                 12.31             13.94             --    2004
                                                                 10.00             12.31             --    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $25.70            $11.81          1,167    2008
                                                                 17.72             25.70          1,185    2007
                                                                 14.83             17.72            702    2006
                                                                 10.00             14.83            702    2005
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $11.20            $ 6.39         25,979    2008
                                                                  9.68             11.20         26,551    2007
                                                                  9.32              9.68         27,067    2006
                                                                  9.38              9.32         27,094    2005
                                                                  8.74              9.38         26,709    2004
                                                                  6.12              8.74            634    2003
                                                                 10.00              6.12            699    2002
---------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                $ 9.73            $ 7.39             --    2008
                                                                 10.00              9.73             --    2007
---------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
---------------------------------------------------------------------------------------------------------------
  Capital Growth Portfolio -- Class II Shares                   $10.88            $ 5.44          2,434    2008
                                                                  9.50             10.88          2,422    2007
                                                                  9.43              9.50          2,289    2006
                                                                  8.92              9.43          2,039    2005
                                                                  8.51              8.92          1,970    2004
                                                                  7.26              8.51            842    2003
                                                                 10.00              7.26             --    2002
---------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                         $13.29            $ 8.38         12,668    2008
                                                                 13.85             13.29         13,247    2007
                                                                 12.16             13.85         18,226    2006
                                                                 11.89             12.16         25,978    2005
                                                                 10.31             11.89         14,166    2004
                                                                  8.03             10.31          7,135    2003
                                                                 10.00              8.03          2,539    2002
---------------------------------------------------------------------------------------------------------------

APPENDIX

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $11.07            $ 6.27         21,904    2008
                                                                           10.03             11.07         35,246    2007
                                                                            9.57             10.03         40,015    2006
                                                                            8.92              9.57         25,009    2005
                                                                            8.49              8.92         25,078    2004
                                                                            6.65              8.49         15,406    2003
                                                                            8.92              6.65         10,256    2002
                                                                           10.00              8.92          4,333    2001
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    $14.96            $ 8.15         14,771
                                                                           16.11             14.96          9,590    2008
                                                                           11.49             16.11          6,522    2007
                                                                           10.00             11.49          1,941    2006
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       $11.63            $ 7.07          2,902    2008
                                                                           10.20             11.63          3,412    2007
                                                                           10.00             10.20          2,922    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.01         21,710    2008
                                                                           10.00             10.19          4,936    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.48            $ 7.29        250,351    2008
                                                                           12.08             12.48        285,844    2007
                                                                           10.47             12.08        289,338    2006
                                                                           10.16             10.47        270,520    2005
                                                                            9.27             10.16        228,096    2004
                                                                            7.12              9.27        163,858    2003
                                                                            9.29              7.12        113,958    2002
                                                                           10.00              9.29         32,844    2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.71            $ 5.76         94,411    2008
                                                                            8.68              9.71        103,302    2007
                                                                            8.86              8.68        104,690    2006
                                                                            7.83              8.86        108,171    2005
                                                                            7.33              7.83         63,772    2004
                                                                            6.03              7.33         43,827    2003
                                                                            8.85              6.03         42,999    2002
                                                                           10.00              8.85         20,916    2001
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $16.37            $10.55          9,409    2008
                                                                           16.62             16.37          9,869    2007
                                                                           14.41             16.62          9,003    2006
                                                                           13.97             14.41          3,345    2005
                                                                           12.55             13.97             --    2004
                                                                            9.84             12.55             --    2003
                                                                           10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                                  $21.64            $11.77         29,977
                                                                                     18.60             21.64         27,642
                                                                                     15.10             18.60         16,250
                                                                                     13.53             15.10            684
                                                                                     11.94             13.53            310
                                                                                      9.73             11.94             --
                                                                                     10.00              9.73             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                                          $14.80            $ 8.54         13,149
                                                                                     12.41             14.80         13,909
                                                                                     13.02             12.41         14,154
                                                                                     12.93             13.02          8,368
                                                                                     11.86             12.93            989
                                                                                      9.63             11.86             --
                                                                                     10.00              9.63             --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $16.11            $11.62         18,557
                                                                                     17.23             16.11         14,895
                                                                                     14.73             17.23         15,632
                                                                                     14.23             14.73         10,661
                                                                                     12.63             14.23          2,261
                                                                                      9.94             12.63            275
                                                                                     10.00              9.94             --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $10.76            $10.43        176,428
                                                                                      9.97             10.76         26,811
                                                                                      9.96              9.97         21,871
                                                                                     10.00              9.96          5,721
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $10.57            $ 5.92         13,100
                                                                                      8.63             10.57         16,807
                                                                                      8.02              8.63         15,679
                                                                                      7.85              8.02         12,560
                                                                                      7.50              7.85         12,167
                                                                                      6.04              7.50         12,095
                                                                                      8.63              6.04          7,848
                                                                                     10.00              8.63          1,048
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $16.32            $ 9.58          7,525
                                                                                     16.32             16.32          8,317
                                                                                     15.36             16.32          5,551
                                                                                     14.28             15.36          2,063
                                                                                     12.66             14.28          1,138
                                                                                      9.75             12.66          1,108
                                                                                     10.00              9.75             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $ 9.16            $10.68         57,958
                                                                                     10.23              9.16         14,236
                                                                                      9.93             10.23         18,433
                                                                                      9.81              9.93         14,505
                                                                                      9.90              9.81         16,920
                                                                                      9.99              9.90              5
                                                                                     10.00              9.99             --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $16.60            $ 8.81         28,731
                                                                                     17.22             16.60         32,420
                                                                                     14.78             17.22         18,039
                                                                                     13.95             14.78         10,236
                                                                                     12.46             13.95          4,196
                                                                                      9.61             12.46          4,403
                                                                                     10.00              9.61             --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  VP International Fund -- Class I                                            2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares         $22.32            $14.59          10,141   2008
                                                                22.07             22.32          12,264   2007
                                                                17.97             22.07          10,204   2006
                                                                16.61             17.97           4,010   2005
                                                                13.43             16.61             522   2004
                                                                 9.62             13.43             522   2003
                                                                10.00              9.62              --   2002
--------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                         $16.94            $ 8.94           2,132   2008
                                                                15.10             16.94           2,285   2007
                                                                15.26             15.10           2,418   2006
                                                                14.99             15.26             890   2005
                                                                14.99             14.99             540   2004
                                                                10.40             14.99             349   2003
                                                                10.00             10.40              --   2002
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                 $10.93            $ 7.85         245,620   2008
                                                                10.92             10.93         349,807   2007
                                                                10.50             10.92         296,221   2006
                                                                10.25             10.50         215,583   2005
                                                                10.12             10.25         167,089   2004
                                                                 9.97             10.12          52,650   2003
                                                                10.00              9.97              --   2002
--------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                            $15.18            $13.90          44,608   2008
                                                                14.50             15.18          89,234   2007
                                                                14.72             14.50          86,629   2006
                                                                13.95             14.72          26,115   2005
                                                                13.33             13.95          15,863   2004
                                                                10.40             13.33           3,671   2003
                                                                10.00             10.40              --   2002
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $17.59            $ 9.94         961,956   2008
                                                                15.22             17.59       1,241,245   2007
                                                                13.86             15.22       1,023,708   2006
                                                                12.06             13.86         729,211   2005
                                                                10.62             12.06         203,828   2004
                                                                 8.41             10.62          72,701   2003
                                                                 9.44              8.41          29,566   2002
                                                                10.00              9.44           3,048   2001
--------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2               $13.00            $ 7.33         264,592   2008
                                                                13.03             13.00         336,982   2007
                                                                11.03             13.03         291,425   2006
                                                                10.60             11.03         297,600   2005
                                                                 9.67             10.60         254,864   2004
                                                                 7.54              9.67         157,498   2003
                                                                 9.24              7.54          72,137   2002
                                                                10.00              9.24          16,406   2001
--------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                     $22.19            $13.20         337,142   2008
                                                                19.52             22.19         516,030   2007
                                                                17.62             19.52         500,479   2006
                                                                15.15             17.62         406,238   2005
                                                                12.33             15.15         170,648   2004
                                                                 9.05             12.33          74,762   2003
                                                                10.21              9.05          46,954   2002
                                                                10.00             10.21           9,631   2001
--------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.40            $ 8.60         924,862   2008
                                                                                   12.13             12.40         940,463   2007
                                                                                   10.41             12.13         468,931   2006
                                                                                   10.00             10.41         108,060   2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $14.93            $ 9.64          15,761   2008
                                                                                   14.27             14.93          15,171   2007
                                                                                   13.05             14.27          22,072   2006
                                                                                   13.11             13.05           7,699   2005
                                                                                   12.32             13.11           2,087   2004
                                                                                    9.85             12.32             971   2003
                                                                                   10.00              9.85              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.92            $ 6.27         218,639   2008
                                                                                   10.00              9.92         122,512   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $17.38            $10.77         200,357   2008
                                                                                   17.04             17.38         165,348   2007
                                                                                   14.61             17.04          73,417   2006
                                                                                   13.41             14.61           8,547   2005
                                                                                   12.08             13.41           2,931   2004
                                                                                    9.79             12.08           2,707   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                             $21.54            $12.65          49,514   2008
                                                                                   18.93             21.54          53,874   2007
                                                                                   15.82             18.93          32,950   2006
                                                                                   14.57             15.82          10,579   2005
                                                                                   12.47             14.57           4,809   2004
                                                                                    9.57             12.47             921   2003
                                                                                   10.00              9.57              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                        $19.77            $14.59          17,961   2008
                                                                                   18.24             19.77          19,788   2007
                                                                                   15.28             18.24          14,714   2006
                                                                                   14.97             15.28          10,423   2005
                                                                                   13.13             14.97           1,003   2004
                                                                                   10.09             13.13             740   2003
                                                                                   10.00             10.09             374   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $11.15            $ 6.34         107,242   2008
                                                                                   11.05             11.15          82,405   2007
                                                                                   10.00             11.05          12,504   2006
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                             $15.37            $10.71         612,792   2008
                                                                                   13.97             15.37       1,018,031   2007
                                                                                   12.46             13.97       1,021,926   2006
                                                                                   12.19             12.46         974,704   2005
                                                                                   11.44             12.19         390,819   2004
                                                                                   10.00             11.44          11,203   2003
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                          $11.21            $ 8.36              --   2008
                                                                                   10.71             11.21           2,811   2007
                                                                                   10.00             10.71             733   2006
---------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                         $10.94            $10.92          38,823   2008
                                                                                   10.44             10.94          31,810   2007
                                                                                   10.00             10.44          20,650   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.56            $ 6.40          9,879
                                                                                    10.00             11.56          2,573
                                                                                    10.00             10.00            229
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.26            $ 6.97         15,075
                                                                                    10.87             11.26          9,059
                                                                                    10.00             10.87             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $11.24            $ 6.73         20,005
                                                                                    10.22             11.24         16,495
                                                                                    10.00             10.22             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $10.42            $ 6.28         15,805
                                                                                    10.28             10.42         20,760
                                                                                    10.00             10.28          6,621
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $11.98            $ 7.70         20,926
                                                                                    11.01             11.98         13,691
                                                                                    10.00             11.01             --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.54            $ 5.93         82,039
                                                                                     8.72              9.54        133,878
                                                                                     8.25              8.72        147,902
                                                                                     8.03              8.25        135,434
                                                                                     7.47              8.03        108,120
                                                                                     6.19              7.47         72,388
                                                                                     8.68              6.19         40,187
                                                                                    10.00              8.68          2,249
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                           $12.65            $10.94         21,113
                                                                                    12.42             12.65         21,345
                                                                                    11.84             12.42         18,139
                                                                                    11.82             11.84         14,708
                                                                                    11.16             11.82          5,593
                                                                                    10.28             11.16          1,406
                                                                                    10.00             10.28             --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $14.29            $10.94        113,414
                                                                                    13.95             14.29        107,403
                                                                                    12.68             13.95         80,925
                                                                                    12.54             12.68         33,576
                                                                                    11.46             12.54         13,950
                                                                                    10.03             11.46         12,124
                                                                                    10.00             10.03            152
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                       $16.51            $ 8.84         89,656
                                                                                    15.43             16.51        109,740
                                                                                    13.34             15.43        307,614
                                                                                    11.87             13.34        187,234
                                                                                    10.13             11.87        104,803
                                                                                     7.20             10.13         48,433
                                                                                     9.41              7.20         21,128
                                                                                    10.00              9.41          3,283
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                                $11.92            $ 7.21        347,394
                                                                                    19.23             11.92        338,568
                                                                                    17.02             19.23        119,401
                                                                                    15.74             17.02        121,746
                                                                                    13.40             15.74         64,389
                                                                                     9.43             13.40         26,082
                                                                                    10.00              9.43            160
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                     2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         $18.69            $11.42        134,845    2008
                                                                       15.78             18.69        161,079    2007
                                                                       15.59             15.78          7,461    2006
                                                                       14.13             15.59          6,129    2005
                                                                       12.00             14.13          3,632    2004
                                                                       10.00             12.00          2,535    2003
---------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 $14.37            $10.84        156,801    2008
                                                                       14.09             14.37        163,449    2007
                                                                       13.11             14.09        173,957    2006
                                                                       12.78             13.11        156,318    2005
                                                                       11.84             12.78        115,339    2004
                                                                        9.78             11.84         72,936    2003
                                                                       10.04              9.78         26,611    2002
                                                                       10.00             10.04          5,392    2001
---------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares               $10.83            $10.63        309,964    2008
                                                                       10.24             10.83        274,219    2007
                                                                        9.99             10.24         28,289    2006
                                                                       10.00              9.99         23,350    2005
---------------------------------------------------------------------------------------------------------------------



The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

                      Each Annuitant Over Age 70 at Issue

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.92            $ 6.18         1,218     2008
                                                                            9.91             10.92         1,235     2007
                                                                            9.48              9.91         1,262     2006
                                                                            8.86              9.48           671     2005
                                                                            8.45              8.86           696     2004
                                                                            6.63              8.45         1,093     2003
                                                                            8.91              6.63           988     2002
                                                                           10.00              8.91           302     2001
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    $14.88            $ 8.09            --     2008
                                                                           16.05             14.88            --     2007
                                                                           11.47             16.05            --     2006
                                                                           10.00             11.47            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       $11.59            $ 7.03            --     2008
                                                                           10.19             11.59            --     2007
                                                                           10.00             10.19            --     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 6.99         1,488     2008
                                                                           10.00             10.19            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $12.31            $ 7.18        26,359     2008
                                                                           11.94             12.31        36,402     2007
                                                                           10.38             11.94        43,952     2006
                                                                           10.09             10.38        53,117     2005
                                                                            9.22             10.09        54,273     2004
                                                                            7.09              9.22        63,264     2003
                                                                            9.28              7.09        64,654     2002
                                                                           10.00              9.28        16,785     2001
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.59            $ 5.67        14,890     2008
                                                                            8.58              9.59        15,083     2007
                                                                            8.78              8.58        16,785     2006
                                                                            7.77              8.78        30,628     2005
                                                                            7.29              7.77        17,236     2004
                                                                            6.01              7.29        18,188     2003
                                                                            8.84              6.01         6,812     2002
                                                                           10.00              8.84         2,429     2001
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $16.20            $10.42            --     2008
                                                                           16.48             16.20            --     2007
                                                                           14.31             16.48            --     2006
                                                                           13.91             14.31            --     2005
                                                                           12.51             13.91            --     2004
                                                                            9.83             12.51            --     2003
                                                                           10.00              9.83            --     2002
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $10.70            $11.62            --     2008
                                                                           18.44             10.70         2,012     2007
                                                                           14.99             18.44            --     2006
                                                                           13.46             14.99            --     2005
                                                                           11.91             13.46            --     2004
                                                                            9.72             11.91            --     2003
                                                                           10.00              9.72            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                       $15.93            $ 8.43            --
                                                                                     12.31             15.93            --
                                                                                     12.93             12.31            --
                                                                                     12.87             12.93            --
                                                                                     11.83             12.87            --
                                                                                      9.63             11.83            --
                                                                                     10.00              9.63            --
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $14.65            $11.47            --
                                                                                     17.08             14.65            --
                                                                                     14.63             17.08            --
                                                                                     14.17             14.63            --
                                                                                     12.60             14.17            --
                                                                                      9.93             12.60            --
                                                                                     10.00              9.93            --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $21.41            $10.36            --
                                                                                      9.94             21.41         2,012
                                                                                      9.94              9.94            --
                                                                                     10.00              9.94            --
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $10.46            $ 5.83           589
                                                                                      8.53             10.46            --
                                                                                      7.94              8.53           585
                                                                                      7.79              7.94           575
                                                                                      7.46              7.79           539
                                                                                      4.57              7.46           565
                                                                                      8.62              4.57            --
                                                                                     10.00              8.62            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $16.14            $ 9.46            --
                                                                                     16.17             16.14            --
                                                                                     15.26             16.17            --
                                                                                     14.21             15.26            --
                                                                                     12.63             14.21            --
                                                                                      9.74             12.63            --
                                                                                     10.00              9.74            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $ 9.04            $10.55            --
                                                                                     10.14              9.04           598
                                                                                      9.85             10.14            --
                                                                                      9.76              9.85            --
                                                                                      9.87              9.76            --
                                                                                      9.98              9.87            --
                                                                                     10.00              9.98            --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $16.42            $ 8.70            --
                                                                                     17.07             16.42            --
                                                                                     14.68             17.07            --
                                                                                     13.89             14.68            --
                                                                                     12.43             13.89            --
                                                                                      9.61             12.43            --
                                                                                     10.00              9.61            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $22.08            $14.41            --
                                                                                     21.87             22.08            --
                                                                                     17.85             21.87            --
                                                                                     16.53             17.85            --
                                                                                     13.39             16.53            --
                                                                                      9.61             13.39            --
                                                                                     10.00              9.61            --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                 2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
                                                                              2001
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                      $16.76            $ 8.83            --     2008
                                                             14.97             16.76            --     2007
                                                             15.15             14.97            --     2006
                                                             14.92             15.15            --     2005
                                                             14.95             14.92            --     2004
                                                             10.40             14.95            --     2003
                                                             10.00             10.40            --     2002
-----------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                              $10.81            $ 7.75        14,823     2008
                                                             10.82             10.81        21,758     2007
                                                             10.43             10.82        27,567     2006
                                                             10.21             10.43        23,505     2005
                                                             10.09             10.21        36,250     2004
                                                              9.96             10.09        26,638     2003
                                                             10.00              9.96            --     2002
-----------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                         $15.01            $13.72         1,531     2008
                                                             14.38             15.01         2,288     2007
                                                             14.62             14.38         2,336     2006
                                                             13.89             14.62         2,274     2005
                                                             13.29             13.89         2,410     2004
                                                             10.40             13.29         2,410     2003
                                                             10.00             10.40            --     2002
-----------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2            $17.36            $ 9.78         6,618     2008
                                                             15.05             17.36         8,899     2007
                                                             13.73             15.05        12,607     2006
                                                             11.97             13.73         6,244     2005
                                                             10.57             11.97         5,576     2004
                                                              8.38             10.57         8,161     2003
                                                              9.43              8.38         3,086     2002
                                                             10.00              9.43           808     2001
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $12.83            $ 7.22        21,184     2008
                                                             12.88             12.83        25,156     2007
                                                             10.92             12.88        26,754     2006
                                                             10.52             10.92        26,910     2005
                                                              9.62             10.52        26,278     2004
                                                              7.52              9.62        26,370     2003
                                                              9.23              7.52         9,911     2002
                                                             10.00              9.23         2,062     2001
-----------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                  $21.89            $13.00         8,259     2008
                                                             19.30             21.89         9,930     2007
                                                             17.46             19.30        10,501     2006
                                                             15.04             17.46        12,515     2005
                                                             12.27             15.04        13,468     2004
                                                              9.02             12.27        26,957     2003
                                                             10.20              9.02        13,738     2002
                                                             10.00             10.20         1,571     2001
-----------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares         $12.33            $ 8.53         2,258     2008
                                                             12.09             12.33           811     2007
                                                             10.39             12.09         1,745     2006
                                                             10.00             10.39            --     2005
-----------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                      $14.77            $ 9.51            --
                                                                                    14.14             14.77            --
                                                                                    12.96             14.14            --
                                                                                    13.05             12.96            --
                                                                                    12.29             13.05            --
                                                                                     9.84             12.29            --
                                                                                    10.00              9.84            --
------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares          $ 9.91            $ 6.25            --
                                                                                    10.00              9.91            --
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                  $17.19            $10.63         1,819
                                                                                    16.90             17.19         1,819
                                                                                    14.51             16.90         1,819
                                                                                    13.34             14.51         1,819
                                                                                    12.05             13.34         1,819
                                                                                     9.79             12.05         1,818
                                                                                    10.00              9.79            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                              $21.31            $12.49            --
                                                                                    18.77             21.31            --
                                                                                    15.70             18.77            --
                                                                                    14.50             15.70            --
                                                                                    12.44             14.50            --
                                                                                     9.56             12.44            --
                                                                                    10.00              9.56            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                         $19.56            $14.41            --
                                                                                    18.08             19.56            --
                                                                                    15.17             18.08            --
                                                                                    14.90             15.17            --
                                                                                    13.09             14.90            --
                                                                                    10.09             13.09            --
                                                                                    10.00             10.09            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                               $11.11            $ 6.30            --
                                                                                    11.04             11.11            --
                                                                                    10.00             11.04            --
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $15.22            $10.59        11,857
                                                                                    13.86             15.22        17,188
                                                                                    12.39             13.86        14,668
                                                                                    12.15             12.39        15,026
                                                                                    11.42             12.15         9,115
                                                                                    10.00             11.42         8,700
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.17            $ 8.31            --
                                                                                    10.70             11.17            --
                                                                                    10.00             10.70            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.90            $10.86            --
                                                                                    10.43             10.90            --
                                                                                    10.00             10.43            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.52            $ 6.37            --
                                                                                     9.99             11.52            --
                                                                                    10.00              9.99            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.22            $ 6.93            --
                                                                                    10.86             11.22            --
                                                                                    10.00             10.86            --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares    2008
                                                                             2007
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                   2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1          $11.20            $ 6.69            --     2008
                                                                          10.21             11.20            --     2007
                                                                          10.00             10.21            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1         $10.38            $ 6.25            --     2008
                                                                          10.27             10.38            --     2007
                                                                          10.00             10.27            --     2006
------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1              $11.94            $ 7.66            --     2008
                                                                          11.00             11.94            --     2007
                                                                          10.00             11.00            --     2006
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares           $ 9.41            $ 5.83         2,224     2008
                                                                           8.62              9.41         6,001     2007
                                                                           8.17              8.62         5,923     2006
                                                                           7.97              8.17         6,448     2005
                                                                           7.44              7.97         6,521     2004
                                                                           6.17              7.44         5,766     2003
                                                                           8.67              6.17        15,424     2002
                                                                          10.00              8.67           504     2001
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                 $12.52            $10.80            --     2008
                                                                          12.31             12.52            --     2007
                                                                          11.76             12.31            --     2006
                                                                          11.77             11.76            --     2005
                                                                          11.13             11.77            --     2004
                                                                          10.27             11.13            --     2003
                                                                          10.00             10.27            --     2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $14.14            $10.80            --     2008
                                                                          13.83             14.14            --     2007
                                                                          12.59             13.83            --     2006
                                                                          12.48             12.59            --     2005
                                                                          11.43             12.48            --     2004
                                                                          10.02             11.43            --     2003
                                                                          10.00             10.02            --     2002
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $16.33            $ 8.73           185     2008
                                                                          15.26             16.33           213     2007
                                                                          13.22             15.26         7,457     2006
                                                                          11.78             13.22         8,070     2005
                                                                          10.08             11.78        14,961     2004
                                                                           7.17             10.08         8,202     2003
                                                                           9.39              7.17         3,631     2002
                                                                          10.00              9.39           924     2001
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $11.76            $ 7.10        17,956     2008
                                                                          19.07             11.76        20,053     2007
                                                                          16.91             19.07         4,327     2006
                                                                          15.67             16.91         4,358     2005
                                                                          13.37             15.67         4,764     2004
                                                                           9.40             13.37         4,423     2003
                                                                          10.00              9.40            --     2002
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares            $18.49            $11.27         1,504     2008
                                                                          15.66             18.49         3,734     2007
                                                                          15.51             15.66           112     2006
                                                                          14.08             15.51           112     2005
                                                                          11.99             14.08           126     2004
                                                                          10.00             11.99           126     2003
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $14.18            $10.67        10,785     2008
                                                                 13.93             14.18        15,878     2007
                                                                 12.99             13.93        17,739     2006
                                                                 12.68             12.99        18,941     2005
                                                                 11.77             12.68        19,854     2004
                                                                  9.74             11.77        26,070     2003
                                                                 10.03              9.74        13,819     2002
                                                                 10.00             10.03           317     2001
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.77            $10.55            --     2008
                                                                 10.20             10.77            --     2007
                                                                  9.97             10.20            --     2006
                                                                 10.00              9.97            --     2005
---------------------------------------------------------------------------------------------------------------


The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

   Each Annuitant Age 70 or Younger With the Enhanced Payment Benefit Option

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.21            $ 6.91         26,458    2008
                                                                           11.08             12.21         32,969    2007
                                                                           10.59             11.08         35,344    2006
                                                                            9.89             10.59         16,101    2005
                                                                            9.43              9.89         16,724    2004
                                                                            7.40              9.43         12,730    2003
                                                                           10.00              7.40          5,694    2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    $14.90            $ 8.10         10,578    2008
                                                                           16.07             14.90         18,958    2007
                                                                           11.48             16.07          9,702    2006
                                                                           10.00             11.48          1,448    2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       $11.60            $ 7.04         21,435    2008
                                                                           10.19             11.60         19,076    2007
                                                                           10.00             10.19         17,928    2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.19            $ 7.00         23,102    2008
                                                                           10.00             10.19         12,119    2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.16            $ 7.68        225,722    2008
                                                                           12.75             13.16        261,460    2007
                                                                           11.08             12.75        276,360    2006
                                                                           10.76             11.08        284,268    2005
                                                                            9.84             10.76        261,035    2004
                                                                            7.56              9.84        169,732    2003
                                                                           10.00              7.56         70,629    2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.40            $ 6.75         70,772    2008
                                                                           10.20             11.40         90,018    2007
                                                                           10.43             10.20        105,678    2006
                                                                            9.23             10.43         90,714    2005
                                                                            8.66              9.23         86,258    2004
                                                                            7.13              8.66         66,220    2003
                                                                           10.00              7.13         10,095    2002
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $16.24            $10.45         43,027    2008
                                                                           16.52             16.24         43,684    2007
                                                                           14.33             16.52         18,291    2006
                                                                           13.92             14.33         17,840    2005
                                                                           12.52             13.92         11,847    2004
                                                                            9.84             12.52          8,523    2003
                                                                           10.00              9.84             --    2002
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $10.72            $10.38        104,063    2008
                                                                           18.48             10.72         33,862    2007
                                                                           15.02             18.48         16,433    2006
                                                                           13.48             15.02         11,433    2005
                                                                           11.92             13.48          8,770    2004
                                                                            9.73             11.92          2,047    2003
                                                                           10.00              9.73             --    2002
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $21.47            $11.65         15,963    2008
                                                                           12.33             21.47         20,561    2007
                                                                           12.96             12.33         46,439    2006
                                                                           12.89             12.96         45,479    2005
                                                                           11.83             12.89         29,179    2004
                                                                            9.63             11.83            662    2003
                                                                           10.00              9.63             --    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $14.68            $ 8.46         27,870
                                                                                     17.12             14.68             --
                                                                                     14.66             17.12         42,861
                                                                                     14.18             14.66         94,935
                                                                                     12.61             14.18         97,809
                                                                                      9.94             12.61         87,690
                                                                                     10.00              9.94         63,811
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $15.98            $11.51         65,882
                                                                                      9.95             15.98         97,398
                                                                                      9.95              9.95         23,394
                                                                                     10.00              9.95         15,057
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $10.49            $ 6.87         21,218
                                                                                     10.05             10.49         77,383
                                                                                      9.35             10.05         22,401
                                                                                      9.17              9.35         21,848
                                                                                      8.77              9.17         18,353
                                                                                      7.08              8.77          2,414
                                                                                     10.00              7.08             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $16.19            $ 9.49          4,026
                                                                                     16.21             16.19          3,029
                                                                                     15.29             16.21          3,847
                                                                                     14.23             15.29          3,849
                                                                                     12.63             14.23          3,913
                                                                                      9.75             12.63          1,353
                                                                                     10.00              9.75             --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.65            $10.58        201,412
                                                                                     10.17             10.65         21,392
                                                                                      9.88             10.17         56,061
                                                                                      9.78              9.88         50,673
                                                                                      9.88              9.78         57,513
                                                                                      9.99              9.88            550
                                                                                     10.00              9.99             --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $16.47            $ 8.72         16,853
                                                                                     17.11             16.47         29,092
                                                                                     14.71             17.11         35,208
                                                                                     13.90             14.71         30,460
                                                                                     12.44             13.90         29,297
                                                                                      9.61             12.44         17,801
                                                                                     10.00              9.61             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $22.14            $14.45         34,409
                                                                                     21.92             22.14         46,708
                                                                                     17.88             21.92         40,177
                                                                                     16.55             17.88         25,761
                                                                                     13.40             16.55         20,023
                                                                                      9.62             13.40          3,257
                                                                                     10.00              9.62             --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              $16.81            $ 8.86          9,070
                                                                                     15.00             16.81          8,955
                                                                                     15.18             15.00         10,491
                                                                                     14.94             15.18         10,180
                                                                                     14.96             14.94          6,392
                                                                                     10.40             14.96          2,760
                                                                                     10.00             10.40             --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $10.84            $ 7.77        396,021    2008
                                                                                   10.85             10.84        408,685    2007
                                                                                   10.44             10.85        328,257    2006
                                                                                   10.22             10.44        333,526    2005
                                                                                   10.10             10.22        250,029    2004
                                                                                    9.97             10.10         28,306    2003
                                                                                   10.00              9.97             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                               $15.05            $13.76         33,012    2008
                                                                                   14.41             15.05         43,400    2007
                                                                                   14.64             14.41         44,402    2006
                                                                                   13.90             14.64         41,445    2005
                                                                                   13.30             13.90         33,095    2004
                                                                                   10.40             13.30         13,554    2003
                                                                                   10.00             10.40             --    2002
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $18.24            $10.28        362,826    2008
                                                                                   15.80             18.24        455,408    2007
                                                                                   14.41             15.80        450,637    2006
                                                                                   12.55             14.41        398,677    2005
                                                                                   11.08             12.55        266,394    2004
                                                                                    8.78             11.08        135,316    2003
                                                                                   10.00              8.78         60,564    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $13.44            $ 7.56        216,040    2008
                                                                                   13.48             13.44        262,655    2007
                                                                                   11.43             13.48        240,836    2006
                                                                                   11.00             11.43        224,213    2005
                                                                                   10.05             11.00        213,582    2004
                                                                                    7.85             10.05        102,175    2003
                                                                                   10.00              7.85         33,456    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.34            $12.68        143,459    2008
                                                                                   18.81             21.34        182,011    2007
                                                                                   17.00             18.81        200,338    2006
                                                                                   14.64             17.00        203,574    2005
                                                                                   11.94             14.64        146,394    2004
                                                                                    8.77             11.94         95,913    2003
                                                                                   10.00              8.77         48,119    2002
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.35            $ 8.55        289,220    2008
                                                                                   12.10             12.35        342,850    2007
                                                                                   10.40             12.10        182,453    2006
                                                                                   10.00             10.40         28,591    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $14.81            $ 9.54         19,276    2008
                                                                                   14.17             14.81         25,227    2007
                                                                                   12.99             14.17         22,384    2006
                                                                                   13.06             12.99         19,756    2005
                                                                                   12.30             13.06         17,459    2004
                                                                                    9.85             12.30          6,139    2003
                                                                                   10.00              9.85             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.26         41,992    2008
                                                                                   10.00              9.91         24,088    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                  $17.24            $10.67         69,404
                                                                                    16.93             17.24         70,264
                                                                                    14.53             16.93         35,958
                                                                                    13.36             14.53         22,235
                                                                                    12.05             13.36         22,138
                                                                                     9.79             12.05          6,192
                                                                                    10.00              9.79             --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund - Class 2 Shares                               $21.36            $12.53         96,455
                                                                                    18.81             21.36        111,977
                                                                                    15.74             18.81         93,313
                                                                                    14.52             15.74         77,610
                                                                                    12.45             14.52         71,929
                                                                                     9.57             12.45         43,314
                                                                                    10.00              9.57             --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                         $19.61            $14.46         13,631
                                                                                    18.12             19.61         19,180
                                                                                    15.20             18.12         14,426
                                                                                    14.92             15.20         12,832
                                                                                    13.10             14.92          6,665
                                                                                    10.09             13.10            896
                                                                                    10.00             10.09             --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                               $11.12            $ 6.31         41,838
                                                                                    11.04             11.12         48,756
                                                                                    10.00             11.04          3,722
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $15.26            $10.62        303,058
                                                                                    13.89             15.26        338,103
                                                                                    12.41             13.89        288,046
                                                                                    12.16             12.41        235,563
                                                                                    11.42             12.16        202,048
                                                                                    10.00             11.42         31,429
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.18            $ 8.32          1,806
                                                                                    10.70             11.18          1,421
                                                                                    10.00             10.70             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.91            $10.88         48,489
                                                                                    10.43             10.91         15,013
                                                                                    10.00             10.43          1,294
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.53            $ 6.38            324
                                                                                     9.99             11.53            756
                                                                                    10.00              9.99             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.23            $ 6.94          3,019
                                                                                    10.86             11.23          2,854
                                                                                    10.00             10.86             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $11.21            $ 6.70            698
                                                                                    10.21             11.21            443
                                                                                    10.00             10.21             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $10.39            $ 6.26          1,155
                                                                                    10.27             10.39          4,659
                                                                                    10.00             10.27             --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $11.95            $ 7.67         11,236
                                                                                    11.00             11.95          4,714
                                                                                    10.00             11.00             --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund - Class 2 Shares                         2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                   2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $11.08            $ 6.87         70,688    2008
                                                                        10.14             11.08         78,688    2007
                                                                         9.61             10.14         79,976    2006
                                                                         9.37              9.61         91,062    2005
                                                                         8.73              9.37         82,552    2004
                                                                         7.24              8.73         51,479    2003
                                                                        10.00              7.24         20,603    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $12.55            $10.84         30,282    2008
                                                                        12.33             12.55         39,714    2007
                                                                        11.78             12.33         35,099    2006
                                                                        11.78             11.78         29,430    2005
                                                                        11.13             11.78         13,199    2004
                                                                        10.28             11.13          5,724    2003
                                                                        10.00             10.28             --    2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.17            $10.83         72,277    2008
                                                                        13.86             14.17         97,491    2007
                                                                        12.62             13.86        100,223    2006
                                                                        12.50             12.62         78,093    2005
                                                                        11.44             12.50         38,814    2004
                                                                        10.03             11.44          5,547    2003
                                                                        10.00             10.03             --    2002
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $16.37            $ 8.75        170,744    2008
                                                                        15.97             16.37        187,130    2007
                                                                        13.83             15.97        179,899    2006
                                                                        12.32             13.83        154,205    2005
                                                                        10.53             12.32        116,739    2004
                                                                         7.49             10.53         89,718    2003
                                                                        10.00              7.49         47,524    2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $12.60            $ 7.61        251,341    2008
                                                                        19.11             12.60        310,406    2007
                                                                        16.94             19.11        132,372    2006
                                                                        15.69             16.94        116,049    2005
                                                                        13.38             15.69         97,208    2004
                                                                         9.43             13.38         53,612    2003
                                                                        10.00              9.43             --    2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          $18.54            $11.31         93,789    2008
                                                                        15.69             18.54        120,915    2007
                                                                        15.53             15.69         10,710    2006
                                                                        14.09             15.53          9,710    2005
                                                                        11.99             14.09          8,229    2004
                                                                        10.00             11.99          4,842    2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  $14.17            $10.67        132,842    2008
                                                                        13.92             14.17        157,655    2007
                                                                        12.97             13.92        175,777    2006
                                                                        12.66             12.97        146,080    2005
                                                                        11.74             12.66        130,738    2004
                                                                         9.71             11.74         76,350    2003
                                                                        10.00              9.71         39,904    2002
----------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.79            $10.57        153,056    2008
                                                                 10.21             10.79         94,732    2007
                                                                  9.98             10.21         36,640    2006
                                                                 10.00              9.98         18,052    2005
---------------------------------------------------------------------------------------------------------------


The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

        Each Annuitant Over Age 70 With Enhanced Payment Benefit Option

                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $12.07            $ 6.82         3,621     2008
                                                                           10.97             12.07         4,523     2007
                                                                           10.51             10.97         5,954     2006
                                                                            9.83             10.51         2,675     2005
                                                                            9.39              9.83         2,844     2004
                                                                            7.38              9.39         2,931     2003
                                                                           10.00              7.38            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Global Real Estate Fund -- Series II shares                    $14.82            $ 8.04         1,175     2008
                                                                           16.01             14.82         1,190     2007
                                                                           11.46             16.01           154     2006
                                                                           10.00             11.46            --     2005
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Large Cap Growth Fund -- Series I shares                       $11.56            $ 7.00            --     2008
                                                                           10.18             11.56            --     2007
                                                                           10.00             10.18            --     2006
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.18            $ 6.98            --     2008
                                                                           10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $13.00            $ 7.57        56,471     2008
                                                                           12.63             13.00        68,873     2007
                                                                           10.99             12.63        80,359     2006
                                                                           10.70             10.99        86,656     2005
                                                                            9.80             10.70        87,605     2004
                                                                            7.55              9.80        72,558     2003
                                                                           10.00              7.55        29,436     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $11.26            $ 6.66         8,818     2008
                                                                           10.10             11.26        11,650     2007
                                                                           10.35             10.10        17,631     2006
                                                                            9.18             10.35        17,191     2005
                                                                            8.62              9.18        19,610     2004
                                                                            7.12              8.62        16,464     2003
                                                                           10.00              7.12         3,300     2002
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                      $16.07            $10.32            --     2008
                                                                           16.37             16.07            --     2007
                                                                           14.23             16.37            --     2006
                                                                           13.86             14.23            --     2005
                                                                           12.49             13.86            --     2004
                                                                            9.84             12.49            --     2003
                                                                           10.00              9.84            --     2002
-------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                        $10.66            $11.51           993     2008
                                                                           18.32             10.66         4,901     2007
                                                                           14.92             18.32           844     2006
                                                                           13.42             14.92         1,594     2005
                                                                           11.89             13.42            --     2004
                                                                            9.73             11.89            --     2003
                                                                           10.00              9.73            --     2002
-------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                             $21.24            $ 8.35            --     2008
                                                                           12.23             21.24         1,014     2007
                                                                           12.87             12.23           458     2006
                                                                           12.83             12.87         1,225     2005
                                                                           11.80             12.83         1,061     2004
                                                                            9.63             11.80           902     2003
                                                                           10.00              9.63            --     2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                          $14.53            $11.37            57
                                                                                     16.97             14.53           183
                                                                                     14.56             16.97           211
                                                                                     14.12             14.56           155
                                                                                     12.57             14.12            --
                                                                                      9.94             12.57            --
                                                                                     10.00              9.94            --
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                          $15.81            $10.30         6,228
                                                                                      9.91             15.81           211
                                                                                      9.93              9.91         4,617
                                                                                     10.00              9.93            --
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares              $10.37            $ 6.78            --
                                                                                      9.95             10.37         7,916
                                                                                      9.27              9.95            --
                                                                                      9.12              9.27            --
                                                                                      8.74              9.12            --
                                                                                      7.06              8.74            --
                                                                                     10.00              7.06            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares         $16.01            $ 9.37           137
                                                                                     16.07             16.01           138
                                                                                     15.18             16.07           168
                                                                                     14.16             15.18            --
                                                                                     12.60             14.16            --
                                                                                      9.75             12.60            --
                                                                                     10.00              9.75            --
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                        $10.53            $10.45         3,472
                                                                                     10.08             10.53            --
                                                                                      9.81             10.08         3,383
                                                                                      9.73              9.81         2,189
                                                                                      9.85              9.73         3,207
                                                                                      9.99              9.85            --
                                                                                     10.00              9.99            --
-------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series II
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                               $16.29            $ 8.61         2,407
                                                                                     16.96             16.29         2,407
                                                                                     14.61             16.96         1,478
                                                                                     13.84             14.61            --
                                                                                     12.40             13.84            --
                                                                                      9.61             12.40            --
                                                                                     10.00              9.61            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                              $21.91            $14.27           168
                                                                                     21.73             21.91           200
                                                                                     17.76             21.73           340
                                                                                     16.47             17.76           386
                                                                                     13.36             16.47           399
                                                                                      9.62             13.36            38
                                                                                     10.00              9.62            --
-------------------------------------------------------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                              $16.63            $ 8.74           582
                                                                                     14.87             16.63           582
                                                                                     15.08             14.87           582
                                                                                     14.87             15.08           582
                                                                                     14.92             14.87           582
                                                                                     10.40             14.92           582
                                                                                     10.00             10.40            --
-------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                   Year
----------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    2008
                                                                              2007
                                                                              2006
                                                                              2005
----------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares   2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
DWS Variable Series II
----------------------------------------------------------------------------------
  DWS Dreman High Return Equity VIP -- Class B Shares                         2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  DWS Dreman Small Mid Cap Value VIP -- Class B Shares                        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  DWS Technology VIP -- Class B Shares                                        2008
                                                                              2007
                                                                              2006
                                                                              2005
                                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $10.72            $ 7.67        105,025    2008
                                                                                   10.75             10.72        109,638    2007
                                                                                   10.37             10.75        119,311    2006
                                                                                   10.17             10.37        119,710    2005
                                                                                   10.07             10.17         73,987    2004
                                                                                    9.97             10.07          8,927    2003
                                                                                   10.00              9.97             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                               $14.89            $13.59          1,644    2008
                                                                                   14.28             14.89          2,196    2007
                                                                                   14.55             14.28          2,277    2006
                                                                                   13.84             14.55          2,222    2005
                                                                                   13.27             13.84          2,313    2004
                                                                                   10.40             13.27          1,094    2003
                                                                                   10.00             10.40             --    2002
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $18.02            $10.14         36,703    2008
                                                                                   15.65             18.02         40,009    2007
                                                                                   14.30             15.65         50,160    2006
                                                                                   12.48             14.30         53,025    2005
                                                                                   11.04             12.48         29,932    2004
                                                                                    8.77             11.04         13,793    2003
                                                                                   10.00              8.77          2,258    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service                                          $13.28            $ 7.46         48,154    2008
                                                                                   13.35             13.28         63,321    2007
                                                                                   11.34             13.35         61,282    2006
                                                                                   10.94             11.34         65,539    2005
                                                                                   10.01             10.94         60,159    2004
                                                                                    7.84             10.01         52,444    2003
                                                                                   10.00              7.84         22,674    2002
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $21.09            $12.51         25,824    2008
                                                                                   18.62             21.09         33,062    2007
                                                                                   16.87             18.62         41,814    2006
                                                                                   14.56             16.87         38,530    2005
                                                                                   11.89             14.56         38,518    2004
                                                                                    8.76             11.89         44,549    2003
                                                                                   10.00              8.76         42,836    2002
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $12.28            $ 8.48         32,980    2008
                                                                                   12.06             12.28         31,977    2007
                                                                                   10.38             12.06         16,110    2006
                                                                                   10.00             10.38            907    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares                     $14.66            $ 9.42            406    2008
                                                                                   14.05             14.66            406    2007
                                                                                   12.90             14.05            406    2006
                                                                                   13.00             12.90             --    2005
                                                                                   12.27             13.00             --    2004
                                                                                    9.85             12.27             --    2003
                                                                                   10.00              9.85             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.91            $ 6.24             --    2008
                                                                                   10.00              9.91             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Number of
                                                                                Accumulation      Accumulation  Accumulation
                                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                                  Beginning of Period End of Period  End of Period
------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                  $17.05            $10.53         7,812
                                                                                    16.78             17.05         9,204
                                                                                    14.44             16.78         6,472
                                                                                    13.30             14.44           750
                                                                                    12.02             13.30           906
                                                                                     9.79             12.02           906
                                                                                    10.00              9.79            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                              $21.13            $12.37         4,991
                                                                                    18.64             21.13         5,037
                                                                                    15.63             18.64         5,076
                                                                                    14.45             15.63         2,319
                                                                                    12.41             14.45         2,253
                                                                                     9.57             12.41           202
                                                                                    10.00              9.57            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                         $19.40            $14.27         1,259
                                                                                    17.96             19.40         1,287
                                                                                    15.10             17.96         1,288
                                                                                    14.85             15.10         1,028
                                                                                    13.07             14.85           734
                                                                                    10.09             13.07           734
                                                                                    10.00             10.09            --
------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                               $11.08            $ 6.28         3,298
                                                                                    11.03             11.08         4,946
                                                                                    10.00             11.03         3,452
------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $15.12            $10.50        13,737
                                                                                    13.79             15.12        12,688
                                                                                    12.34             13.79        14,965
                                                                                    12.12             12.34        11,682
                                                                                    11.41             12.12        12,533
                                                                                    10.00             11.41        10,503
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                           $11.14            $ 8.28            --
                                                                                    10.69             11.14            --
                                                                                    10.00             10.69            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          $10.87            $10.82            --
                                                                                    10.42             10.87            --
                                                                                    10.00             10.42            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1         $11.49            $ 6.34           258
                                                                                     9.98             11.49           259
                                                                                    10.00              9.98            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                       $11.20            $ 6.90            --
                                                                                    10.85             11.20            --
                                                                                    10.00             10.85            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1                    $11.17            $ 6.67            --
                                                                                    10.20             11.17            --
                                                                                    10.00             10.20            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                   $10.36            $ 6.22            --
                                                                                    10.25             10.36            --
                                                                                    10.00             10.25            --
------------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        $11.91            $ 7.63           185
                                                                                    10.99             11.91           186
                                                                                    10.00             10.99            --
------------------------------------------------------------------------------------------------------------------------------





Subaccounts                                                                  Year
---------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                            2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                        2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares                   2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                         2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
---------------------------------------------------------------------------------
JPMorgan Insurance Trust
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Balanced Portfolio -- Class 1                     2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                    2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1   2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Equity Index Portfolio -- Class 1                 2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1              2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                  2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         $10.95            $ 6.78        15,139     2008
                                                                        10.04             10.95        18,546     2007
                                                                         9.53             10.04        23,624     2006
                                                                         9.31              9.53        26,498     2005
                                                                         8.70              9.31        34,396     2004
                                                                         7.23              8.70        38,613     2003
                                                                        10.00              7.23        34,313     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               $12.42            $10.70         1,263     2008
                                                                        12.23             12.42         1,537     2007
                                                                        11.70             12.23         3,984     2006
                                                                        11.73             11.70         3,648     2005
                                                                        11.10             11.73         1,208     2004
                                                                        10.28             11.10           952     2003
                                                                        10.00             10.28            --     2002
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.02            $10.70         1,127     2008
                                                                        13.74             14.02         1,185     2007
                                                                        12.53             13.74         1,081     2006
                                                                        12.44             12.53         3,658     2005
                                                                        11.41             12.44           643     2004
                                                                        10.03             11.41           175     2003
                                                                        10.00             10.03            --     2002
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           $16.20            $ 8.64         4,187     2008
                                                                        15.81             16.20         4,310     2007
                                                                        13.72             15.81        35,210     2006
                                                                        12.25             13.72        35,288     2005
                                                                        10.49             12.25        36,982     2004
                                                                         7.48             10.49        37,800     2003
                                                                        10.00              7.48        19,752     2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    $12.45            $ 7.50        58,144     2008
                                                                        18.94             12.45        86,421     2007
                                                                        16.82             18.94        17,510     2006
                                                                        15.61             16.82        17,502     2005
                                                                        13.34             15.61        15,415     2004
                                                                         9.43             13.34         8,173     2003
                                                                        10.00              9.43            --     2002
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          $18.34            $11.17        11,239     2008
                                                                        15.58             18.34        13,020     2007
                                                                        15.44             15.58           355     2006
                                                                        14.04             15.44           176     2005
                                                                        11.97             14.04           177     2004
                                                                        10.00             11.97           101     2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  $14.01            $10.52        21,105     2008
                                                                        13.78             14.01        23,725     2007
                                                                        12.87             13.78        25,954     2006
                                                                        12.59             12.87        24,619     2005
                                                                        11.70             12.59        26,261     2004
                                                                         9.70             11.70        22,290     2003
                                                                        10.00              9.70        12,000     2002
----------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $10.73            $10.49         4,114     2008
                                                                 10.18             10.73         2,476     2007
                                                                  9.96             10.18         1,290     2006
                                                                 10.00              9.96            --     2005
---------------------------------------------------------------------------------------------------------------


The following Portfolios were not available as of December 31, 2008, and, therefore, no condensed financial information is provided for these Portfolios:

   JPMorgan Insurance Trust International Equity Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1

TABLE OF CONTENTS

Statement of Additional Information

The Company...................................................................................................... B-3

The Separate Account............................................................................................. B-3

Additional Information About the Guarantee Account............................................................... B-3

The Contracts.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

Termination of Participation Agreements.......................................................................... B-4

Calculation of Performance Data.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

Tax Matters...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-8

General Provisions............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-9

Legal Developments Regarding Employment-Related Benefit Plans.................................................... B-9

Regulation of Genworth Life Insurance Company of New York........................................................ B-9

Experts.......................................................................................................... B-9

Financial Statements............................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY/Foundation NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                               Form NY1155 4/00

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2009, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2009.

TABLE OF CONTENTS

The Company...................................................................................................... B-3

The Separate Account............................................................................................. B-3

Additional Information About the Guarantee Account............................................................... B-3

The Contracts.................................................................................................... B-3
   Transfer of Annuity Units..................................................................................... B-3
   Net Investment Factor......................................................................................... B-4

Termination of Participation Agreements.......................................................................... B-4

Calculation of Performance Data.................................................................................. B-5
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.............................................................................. B-5
   Other Subaccounts............................................................................................. B-6
   Other Performance Data........................................................................................ B-7

Tax Matters...................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York....................................................... B-7
   IRS Required Distributions.................................................................................... B-8

General Provisions............................................................................................... B-8
   Using the Contracts as Collateral............................................................................. B-8
   The Beneficiary............................................................................................... B-8
   Non-Participating............................................................................................. B-8
   Misstatement of Age or Gender................................................................................. B-8
   Incontestability.............................................................................................. B-8
   Statement of Values........................................................................................... B-8
   Trust as Owner or Beneficiary................................................................................. B-8
   Written Notice................................................................................................ B-9

Legal Developments Regarding Employment-Related Benefit Plans.................................................... B-9

Regulation of Genworth Life Insurance Company of New York........................................................ B-9

Experts.......................................................................................................... B-9

Financial Statements............................................................................................. B-9

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.


On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers term and universal life insurance and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. Institutional products include guaranteed investment contracts ("GICs") funding agreements and funding agreements backing notes ("FABNs"). We discontinued offering variable life on and after May 1, 2008. We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the State of New York.


We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

The Separate
Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional
Information
About the
Guarantee
Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.


JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.


Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one-year advance written notice to the parties.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Universal Institutional Funds, Inc.   This agreement may be terminated by
the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon 180 days' advance written notice.



Calculation of
Performance
Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment
Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.50% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7) where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The
GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)


Current Yield:    -0.73% as of December 31, 2008
Effective Yield:  -0.73% as of December 31, 2008


GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)


Current Yield:    -0.53% as of December 31, 2008
Effective Yield:  -0.52% as of December 31, 2008


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


Current Yield:    -0.62% as of December 31, 2008
Effective Yield:  -0.62% as of December 31, 2008


Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


Current Yield:    -0.42% as of December 31, 2008
Effective Yield:  -0.42% as of December 31, 2008


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of nine years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charge for the Enhanced Payment Benefit Option (equal to an annual rate of 0.15% of your daily net assets in the Separate Account).

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR  =   (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth
Life Insurance
Company of New York


We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" provision of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.


We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required
Distributions


In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:


   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General
Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of
Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of
Genworth Life
Insurance
Company of
New York


Besides federal securities laws, we are subject to the New York insurance laws.


Experts


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008, and the financial statements of the Separate Account as of December 31, 2008 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Financial
Statements

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2008

      (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Table of Contents

                                December 31, 2008

                                                                            PAGE
                                                                           -----
Independent Registered Public Accounting Firm's Report                       F-1
Statements of Assets and Liabilities                                         F-3
Statements of Operations                                                    F-23
Statements of Changes in Net Assets                                         F-49
Notes to Financial Statements                                              F-100

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; The Alger American Fund -- Alger American LargeCap Growth Portfolio -- Class O Shares, Alger American SmallCap Growth Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund-- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares; Dreyfus Variable Investment Fund -- Money Market Portfolio; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund-- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Initial Class, VIP Asset Manager(SM) Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StockPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Western Asset Management Core Plus Fixed Income Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global

Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- PIMCO All Asset Portfolio -- Advisor Class Shares, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares, PIMCO High Yield Portfolio -- Administrative Class Shares, PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares, PIMCO Low Duration Portfolio -- Administrative Class Shares, PIMCO Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2008, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2008, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 20, 2009

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                                                                                  THE ALGER
                                                                                                                  AMERICAN
                                                               AIM VARIABLE INSURANCE FUNDS                         FUND
                                       ------------------------------------------------------------------------ ------------
                                                                                                                   ALGER
                                                     AIM V.I.                AIM V.I.      AIM V.I.   AIM V.I.   AMERICAN
                                         AIM V.I.     CAPITAL    AIM V.I.     GLOBAL    INTERNATIONAL LARGE CAP  LARGECAP
                                       BASIC VALUE APPRECIATION CORE EQUITY REAL ESTATE     GROWTH     GROWTH     GROWTH
                                         FUND --      FUND --      FUND --     FUND --     FUND --     FUND --  PORTFOLIO --
                          CONSOLIDATED  SERIES II    SERIES I    SERIES I    SERIES II    SERIES II   SERIES I    CLASS O
                              TOTAL       SHARES      SHARES       SHARES     SHARES        SHARES     SHARES     SHARES
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $699,635,526   1,040,237    366,853     517,029     453,846     5,397,330     171,186    150,694
Dividend receivable            433,716          --         --          --          --            --          --         --
Receivable for units
   sold                        190,037         864        192         224          --            --         292         --
                          ------------------------------------------------------------------------------------------------
   Total assets            700,259,279   1,041,101    367,045     517,253     453,846     5,397,330     171,478    150,694
                          ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                    33,217          44         15          22          23           253           7          6
Payable for units
   withdrawn                   129,534          --         --          --         204         1,499          --         --
                          ------------------------------------------------------------------------------------------------
   Total liabilities           162,751          44         15          22         227         1,752           7          6
                          ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                  690,136,682   1,041,057    367,030     517,231     407,273     5,307,723     171,471    150,688
Variable annuity contract
   owners in the
   annuitization
   period                    9,959,846          --         --          --      46,346        87,855          --         --
                          ------------------------------------------------------------------------------------------------
Net assets                $700,096,528   1,041,057    367,030     517,231     453,619     5,395,578     171,471    150,688
                          ================================================================================================
Investments in securities
   at cost                $907,544,152   2,255,091    527,814     647,086     724,392     7,599,227     232,334    271,655
                          ================================================================================================
Shares outstanding                         255,586     21,720      26,179      49,873       280,672      17,504      5,691
                                       ===================================================================================

                 See accompanying notes to financial statements


                            THE ALGER
                             AMERICAN
                              FUND                   ALLIANCEBERNSTEIN VARIABLE
                           (CONTINUED)               PRODUCTS SERIES FUND, INC.
                          ------------   -----------------------------------------------------------
                             ALGER
                            AMERICAN
                            SMALLCAP      ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                             GROWTH           BALANCED              GLOBAL             GROWTH AND
                          PORTFOLIO --     WEALTH STRATEGY        TECHNOLOGY             INCOME
                             CLASS O        PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                             SHARES           CLASS B             CLASS B              CLASS B
                          -------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $192,906       4,887,238           244,558                   5,314,273
Dividend receivable               --              --                --                          --
Receivable for units
   sold                           --              --                51                          --
                            -----------------------------------------------------------------------
   Total assets              192,906       4,887,238           244,609                   5,314,273
                            -----------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       7             223                10                         235
Payable for units
   withdrawn                      --             144                --                      11,769
                            -----------------------------------------------------------------------
   Total liabilities               7             367                10                      12,004
                            -----------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    192,899       4,756,279           244,599                   5,186,869
Variable annuity contract
   owners in the
   annuitization
   period                         --         130,592                --                     115,400
                            -----------------------------------------------------------------------
Net assets                  $192,899       4,886,871           244,599                   5,302,269
                            =======================================================================
Investments in securities
   at cost                  $261,859       6,684,905           366,575                   8,085,226
                            =======================================================================
Shares outstanding            10,973         569,608            22,920                     409,736
                            =======================================================================




                                                                                          AMERICAN
                                                                                          CENTURY
                                                                                          VARIABLE
                                  ALLIANCEBERNSTEIN VARIABLE                             PORTFOLIOS,
                                  PRODUCTS SERIES FUND, INC.                                 INC.
                          -------------------------------------------------------------  -----------
                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN           VP
                            INTERNATIONAL         LARGE CAP           SMALL CAP            INCOME &
                                VALUE              GROWTH              GROWTH               GROWTH
                             PORTFOLIO --       PORTFOLIO --         PORTFOLIO --           FUND --
                               CLASS B             CLASS B             CLASS B              CLASS I
                          ---------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   7,503,504          1,201,765           133,061               559,087
Dividend receivable                   --                 --                --                    --
Receivable for units
   sold                               --              1,529                37                   190
                          -------------------------------------------------------------------------
   Total assets                7,503,504          1,203,294           133,098               559,277
                          -------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         357                 49                 5                    24
Payable for units
   withdrawn                       2,012                 --                --                    --
                          -------------------------------------------------------------------------
   Total liabilities               2,369                 49                 5                    24
                          -------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      7,384,140          1,203,245           133,093               559,253
Variable annuity contract
   owners in the
   annuitization
   period                        116,995                 --                --                    --
                          -------------------------------------------------------------------------
Net assets                     7,501,135          1,203,245           133,093               559,253
                          =========================================================================
Investments in securities
   at cost                    12,680,205          1,583,931           201,730               813,384
                          =========================================================================
Shares outstanding               686,505             66,654            16,109               115,993
                          =========================================================================







                 See accompanying notes to financial statements

                                                                AMERICAN
                                                                 CENTURY
                                                                VARIABLE
                                AMERICAN CENTURY VARIABLE      PORTFOLIOS
                              PORTFOLIOS, INC. (CONTINUED)      II, INC.           BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------- ------------ ----------------------------------------------------
                                                                                                                    BLACKROCK
                                                                            BLACKROCK    BLACKROCK     BLACKROCK      VALUE
                               VP                             VP INFLATION    BASIC       GLOBAL       LARGE CAP  OPPORTUNITIES
                          INTERNATIONAL VP ULTRA(R)  VP VALUE  PROTECTION  VALUE V.I. ALLOCATION V.I. GROWTH V.I.      V.I.
                             FUND --      FUND --    FUND --     FUND --    FUND --       FUND --       FUND --      FUND --
                             CLASS I      CLASS I    CLASS I    CLASS II    CLASS III    CLASS III     CLASS III    CLASS III
                          -----------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $1,649,021    360,750     987,264  13,522,666   511,836      55,762,967     207,296      292,802
Dividend receivable                 --         --          --          --        --              --          --           --
Receivable for units
   sold                             --         72          --       4,454        --           7,848          --           --
                            ------------------------------------------------------------------------------------------------
   Total assets              1,649,021    360,822     987,264  13,527,120   511,836      55,770,815     207,296      292,802
                            ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        82         15          39         660        21           2,803           9           13
Payable for units
   withdrawn                       277         --       4,594          --        --              --           1            2
                            ------------------------------------------------------------------------------------------------
   Total liabilities               359         15       4,633         660        21           2,803          10           15
                            ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    1,395,507    360,807     974,749  13,102,053   511,815      55,147,823     207,286      292,787
Variable annuity contract
   owners in the
   annuitization
   period                      253,155         --       7,882     424,407        --         620,189          --           --
                            ------------------------------------------------------------------------------------------------
Net assets                  $1,648,662    360,807     982,631  13,526,460   511,815      55,768,012     207,286      292,787
                            ================================================================================================
Investments in securities
   at cost                  $2,321,056    567,057   1,498,553  13,252,460   870,569      68,524,824     254,430      770,614
                            ================================================================================================
Shares outstanding             277,613     59,530     210,954   1,365,926    61,519       4,934,776      27,750       32,862
                            ================================================================================================

                 See accompanying notes to financial statements

                                                                            DREYFUS
                             COLUMBIA FUNDS VARIABLE                      INVESTMENT
                                INSURANCE TRUST I           DREYFUS       PORTFOLIOS
                            --------------------------   -------------   ------------
                                           COLUMBIA
                             COLUMBIA       MARSICO       THE DREYFUS
                              MARSICO    INTERNATIONAL      SOCIALLY
                              GROWTH     OPPORTUNITIES    RESPONSIBLE       MIDCAP
                               FUND,         FUND,           GROWTH          STOCK
                             VARIABLE       VARIABLE     FUND, INC. --   PORTFOLIO --
                             SERIES --     SERIES --        INITIAL         INITIAL
                             CLASS A        CLASS B          SHARES         SHARES
                            ---------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $2,949,657      6,156,665       226,745         111,553
Dividend receivable                 --             --            --              --
Receivable for units
   sold                            133             --           149              43
                            -------------------------------------------------------
   Total assets              2,949,790      6,156,665       226,894         111,596
                            -------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       125            278            10               4
Payable for units
   withdrawn                        --            282            --              --
                            -------------------------------------------------------
   Total liabilities               125            560            10               4
                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    2,949,665      6,097,214       226,884         111,592
Variable annuity contract
   owners in the
   annuitization
   period                           --         58,891            --              --
                            -------------------------------------------------------
Net assets                  $2,949,665      6,156,105       226,884         111,592
                            =======================================================
Investments in securities
   at cost                  $3,734,379     10,380,453       268,172         207,374
                            =======================================================
Shares outstanding             219,305        589,155        11,417          14,211
                            =======================================================

                              DREYFUS
                             VARIABLE
                            INVESTMENT                  DWS VARIABLE
                               FUND                      SERIES II
                            ----------   ------------------------------------------
                                                          DWS DREMAN
                                           DWS DREMAN        SMALL         DWS
                                          HIGH RETURN       MID CAP     TECHNOLOGY
                               MONEY     EQUITY VIP --   VALUE VIP --     VIP --
                               MARKET       CLASS B         CLASS B       CLASS B
                             PORTFOLIO       SHARES         SHARES        SHARES
                            ------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 2,855,651      420,782          649,814     104,447
Dividend receivable              3,185           --               --          --
Receivable for units
   sold                            135           60               --          35
                            ----------------------------------------------------
   Total assets              2,858,971      420,842          649,814     104,482
                            ----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       124           17               28           4
Payable for units
   withdrawn                        --           --            2,135          --
                            ----------------------------------------------------
   Total liabilities               124           17            2,163           4
                            ----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    2,858,847      420,825          647,651     104,478
Variable annuity contract
   owners in the
   annuitization
   period                           --           --               --          --
                            ----------------------------------------------------
Net assets                   2,858,847      420,825          647,651     104,478
                            ====================================================
Investments in securities
   at cost                   2,855,651      821,554        1,255,484     156,402
                            ====================================================
Shares outstanding           2,855,651       67,650           82,047      18,519
                            ====================================================

                 See accompanying notes to financial statements

                                                        EVERGREEN
                                                         VARIABLE
                                                         ANNUITY
                            EATON VANCE VARIABLE TRUST    TRUST                        FEDERATED INSURANCE SERIES
                            --------------------------  ---------   ---------------------------------------------------------------
                                                                     FEDERATED                FEDERATED     FEDERATED
                                                VT                   AMERICAN                HIGH INCOME   HIGH INCOME    FEDERATED
                                 VT         WORLDWIDE   EVERGREEN     LEADERS    FEDERATED      BOND           BOND       KAUFMANN
                            FLOATING-RATE     HEALTH     VA OMEGA   FUND II --    CAPITAL     FUND II --    FUND II --   FUND II --
                               INCOME       SCIENCES     FUND --      PRIMARY      INCOME      PRIMARY       SERVICE       SERVICE
                                FUND           FUND      CLASS 2      SHARES      FUND II       SHARES        SHARES       SHARES
                            -------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $ 8,778,569    1,247,002     64,528      124,865     122,758      118,284     3,824,512     4,829,254
Dividend receivable               57,051           --         --           --          --           --            --            --
Receivable for units
   sold                               --           --         --           --          --           --            --            --
                             -----------------------------------------------------------------------------------------------------
   Total assets                8,835,620    1,247,002     64,528      124,865     122,758      118,284     3,824,512     4,829,254
                             -----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         401           54          3            5           5            5           161           219
Payable for units
   withdrawn                         965          942          1           --          --           --           762           397
                             -----------------------------------------------------------------------------------------------------
   Total liabilities               1,366          996          4            5           5            5           923           616
                             -----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      8,734,063    1,246,006     64,524      124,860     122,753      118,279     3,823,589     4,769,619
Variable annuity contract
   owners in the
   annuitization
   period                        100,191           --         --           --          --           --            --        59,019
                             -----------------------------------------------------------------------------------------------------
Net assets                   $ 8,834,254    1,246,006     64,524      124,860     122,753      118,279     3,823,589     4,828,638
                             =====================================================================================================
Investments in securities
   at cost                   $12,292,267    1,373,374     66,620      258,809     185,540      175,749     5,627,925     5,832,902
                             =====================================================================================================
Shares outstanding             1,334,129      121,068      4,528       15,340      16,932       23,516       763,376       498,375
                             =====================================================================================================

                 See accompanying notes to financial statements

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            -----------------------------------------------------------
                                              VIP ASSET         VIP            VIP
                              VIP ASSET      MANAGER(SM)     BALANCED     CONTRAFUND(R)
                             MANAGER(SM)    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                             PORTFOLIO --      SERVICE        SERVICE        INITIAL
                            INITIAL CLASS      CLASS 2        CLASS 2         CLASS
                            -----------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   $169,374         797,414     10,175,845      1,050,585
Dividend receivable                  --              --             --             --
Receivable for units
   sold                              --              --             --             --
                               ------------------------------------------------------
   Total assets                 169,374         797,414     10,175,845      1,050,585
                               ------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                          6              37            503             41
Payable for units
   withdrawn                         --              --          3,072             --
                               ------------------------------------------------------
   Total liabilities                  6              37          3,575             41
                               ------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                       169,368         777,892     10,097,835      1,050,544
Variable annuity contract
   owners in the
   annuitization
   period                            --          19,485         74,435             --
                               ------------------------------------------------------
Net assets                     $169,368         797,377     10,172,270      1,050,544
                               ======================================================
Investments in securities
   at cost                     $245,820       1,115,683     14,893,672      1,777,173
                               ======================================================
Shares outstanding               16,428          78,563      1,043,676         68,264
                               ======================================================

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            --------------------------------------------------------
                                             VIP DYNAMIC       VIP          VIP
                                 VIP           CAPITAL        EQUITY-     EQUITY-
                            CONTRAFUND(R)   APPRECIATION      INCOME      INCOME
                             PORTFOLIO --   PORTFOLIO --   PORTFOLIO -- PORTFOLIO --
                               SERVICE         SERVICE        INITIAL     SERVICE
                               CLASS 2         CLASS 2         CLASS      CLASS 2
                            --------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                  16,240,573       216,651         588,267    5,070,333
Dividend receivable                   --            --              --           --
Receivable for units
   sold                               --            --              --        6,444
                              -----------------------------------------------------
   Total assets               16,240,573       216,651         588,267    5,076,777
                              -----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         662             9              24          218
Payable for units
   withdrawn                      16,365             1              --           --
                              -----------------------------------------------------
   Total liabilities              17,027            10              24          218
                              -----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     16,094,320       216,641         588,243    4,985,782
Variable annuity contract
   owners in the
   annuitization
   period                        129,226            --              --       90,777
                              -----------------------------------------------------
Net assets                    16,223,546       216,641         588,243    5,076,559
                              =====================================================
Investments in securities
   at cost                    28,194,945       378,031       1,014,190    8,519,962
                              =====================================================
Shares outstanding             1,072,693        41,664          44,633      390,026
                              =====================================================

                 See accompanying notes to financial statements

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            --------------------------------------------------------
                                               VIP
                             VIP GROWTH &    GROWTH &      VIP GROWTH
                                INCOME        INCOME     OPPORTUNITIES    VIP GROWTH
                             PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                INITIAL      SERVICE        INITIAL         INITIAL
                                 CLASS       CLASS 2         CLASS           CLASS
                             --------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   $199,964     1,386,684       119,258         400,224
Dividend receivable                  --            --            --              --
Receivable for units
   sold                              --         1,915            --              --
                               ----------------------------------------------------
   Total assets                 199,964     1,388,599       119,258         400,224
                               ----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                          8            58             5              16
Payable for units
   withdrawn                         --            --            --              --
                               ----------------------------------------------------
   Total liabilities                  8            58             5              16
                               ----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                       199,956     1,388,541       119,253         400,208
Variable annuity contract
   owners in the
   annuitization
   period                            --            --            --              --
                               ----------------------------------------------------
Net assets                     $199,956     1,388,541       119,253         400,208
                               ====================================================
Investments in securities
   at cost                     $309,543     2,145,205       216,999         688,788
                               ====================================================
Shares outstanding               22,749       160,310        11,938          17,009
                               ====================================================

                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            ---------------------------------------------------------
                                                VIP
                                            INVESTMENT
                             VIP GROWTH     GRADE BOND     VIP MID CAP   VIP OVERSEAS
                            PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                              SERVICE        SERVICE         SERVICE       INITIAL
                              CLASS 2        CLASS 2         CLASS 2        CLASS
                            ---------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                  1,316,399       445,576       7,306,810       204,215
Dividend receivable                  --            --              --            --
Receivable for units
   sold                           5,874            --           1,162            --
                              -----------------------------------------------------
   Total assets               1,322,273       445,576       7,307,972       204,215
                              -----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         53            21             299             7
Payable for units
   withdrawn                         --             3              --            --
                              -----------------------------------------------------
   Total liabilities                 53            24             299             7
                              -----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     1,322,220       445,552       7,307,673       204,208
Variable annuity contract
   owners in the
   annuitization
   period                            --            --              --            --
                              -----------------------------------------------------
Net assets                    1,322,220       445,552       7,307,673       204,208
                              =====================================================
Investments in securities
   at cost                    1,835,725       450,348      11,725,991       307,970
                              =====================================================
Shares outstanding               56,474        38,346         403,246        16,780
                              =====================================================

                 See accompanying notes to financial statements

                           FIDELITY(R)
                            VARIABLE
                           INSURANCE
                            PRODUCTS
                              FUND
                          (CONTINUED)                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------ ---------------------------------------------------------------------------------
                                                                FRANKLIN
                                                    FRANKLIN    TEMPLETON
                                        FRANKLIN    LARGE CAP VIP FOUNDING   MUTUAL    TEMPLETON  TEMPLETON  TEMPLETON
                           VIP VALUE     INCOME      GROWTH       FUNDS      SHARES     FOREIGN    FOREIGN  GLOBAL ASSET
                           STRATEGIES  SECURITIES  SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES  ALLOCATION
                          PORTFOLIO --   FUND --     FUND --     FUND --     FUND --    FUND --    FUND --     FUND --
                             SERVICE     CLASS 2     CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2     CLASS 2
                             CLASS 2     SHARES      SHARES      SHARES      SHARES     SHARES     SHARES      SHARES
                          ----------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $201,801    87,782,766   380,854   14,296,732   9,529,307   36,569    3,024,580    477,013
Dividend receivable               --            --        --           --          --       --           --         --
Receivable for units
   sold                           --         3,451        --           --          --       --           --        169
                            ------------------------------------------------------------------------------------------
      Total assets           201,801    87,786,217   380,854   14,296,732   9,529,307   36,569    3,024,580    477,182
                            ------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       8         4,643        16          689         446        1          143         20
Payable for units
   withdrawn                       1            --     1,931        1,736         709       --        3,736         --
                            ------------------------------------------------------------------------------------------
      Total liabilities            9         4,643     1,947        2,425       1,155        1        3,879         20
                            ------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    201,792    86,063,844   343,611   14,172,636   9,367,730   36,568    2,764,269    477,162
Variable annuity contract
   owners in the
   annuitization period           --     1,717,730    35,296      121,671     160,422       --      256,432         --
                            ------------------------------------------------------------------------------------------
Net assets                  $201,792    87,781,574   378,907   14,294,307   9,528,152   36,568    3,020,701    477,162
                            ==========================================================================================
Investments in securities
   at cost                  $478,813   126,085,527   537,477   20,843,605  11,372,371   53,892    4,344,474    880,290
                            ==========================================================================================
Shares outstanding            40,686     7,740,985    36,272    2,548,437     808,939    3,340      281,095     56,318
                            ==========================================================================================

                 See accompanying notes to financial statements

                              FRANKLIN TEMPLETON
                              VARIABLE INSURANCE
                          PRODUCTS TRUST (CONTINUED)                       GE INVESTMENTS FUNDS, INC.
                          -------------------------- ----------------------------------------------------------------------
                             TEMPLETON
                              GLOBAL    TEMPLETON
                              INCOME     GROWTH      CORE VALUE           INTERNATIONAL  MID-CAP             PREMIER GROWTH
                            SECURITIES SECURITIES      EQUITY     INCOME      EQUITY      EQUITY                 EQUITY
                              FUND --    FUND --       FUND --   FUND --     FUND --     FUND --     MONEY      FUND --
                              CLASS 1    CLASS 2       CLASS 1   CLASS 1     CLASS 1     CLASS 1    MARKET      CLASS 1
                              SHARES     SHARES        SHARES    SHARES       SHARES      SHARES     FUND        SHARES
                          -------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $ 46,348   2,215,824     1,237,826 2,727,331    101,160    2,303,145 30,481,180      862,518
Dividend receivable                --          --            --        --         --           --     27,553           --
Receivable for units
   sold                            --          --           915       974         --          680     44,796          720
                             --------------------------------------------------------------------------------------------
      Total assets             46,348   2,215,824     1,238,741 2,728,305    101,160    2,303,825 30,553,529      863,238
                             --------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate (note 4b)           2         103            53       105          4           93      1,294           38
Payable for units
   withdrawn                       --         289            --        --         --           --     43,709           --
                             --------------------------------------------------------------------------------------------
      Total liabilities             2         392            53       105          4           93     45,003           38
                             --------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      46,346   2,080,924     1,238,688 2,728,200    101,156    2,303,732 30,508,526      863,200
Variable annuity contract
   owners in the
   annuitization period            --     134,508            --        --         --           --         --           --
                             --------------------------------------------------------------------------------------------
Net assets                   $ 46,346   2,215,432     1,238,688 2,728,200    101,156    2,303,732 30,508,526      863,200
                             ============================================================================================
Investments in securities
   at cost                   $ 40,519   3,168,082     1,733,599 3,194,900    255,613    3,662,303 30,481,179    1,294,978
                             ============================================================================================
Shares outstanding              2,661     270,222       191,023   265,563    259,384      219,347 30,481,180       18,553
                             ============================================================================================

                 See accompanying notes to financial statements

                                                                                                 GENWORTH VARIABLE
                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)                        INSURANCE TRUST
                          ---------------------------------------------------------------------- ------------------
                          REAL ESTATE            SMALL-CAP                                                 GENWORTH
                          SECURITIES             EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY GENWORTH  COLUMBIA
                            FUND --              FUND --      FUND --      FUND --     FUND --    CALAMOS  MID CAP
                            CLASS 1   S&P 500(R) CLASS 1      CLASS 1      CLASS 3     CLASS 1    GROWTH    VALUE
                            SHARES    INDEX FUND SHARES       SHARES       SHARES       SHARES     FUND     FUND
                          -----------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $ 3,532,171 14,535,684 2,465,383  18,761,933    98,621,055    987,583    8,695  2,519,663
Dividend receivable                --         --        --          --            --         --       --         --
Receivable for units
   sold                            --     29,113        --       4,099        17,099      2,080       --         --
                          -----------------------------------------------------------------------------------------
      Total assets          3,532,171 14,564,797 2,465,383  18,766,032    98,638,154    989,663    8,695  2,519,663
                          -----------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate (note 4b)         153        585       102         822         5,214         43       --        122
Payable for units
   withdrawn                    1,812         --    14,168          --            --         --       --        777
                          -----------------------------------------------------------------------------------------
      Total liabilities         1,965        585    14,270         822         5,214         43       --        899
                          -----------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   3,499,458 14,564,212 2,451,113  18,745,778    97,287,677    989,620    8,695  2,459,599
Variable annuity contract
   owners in the
   annuitization period        30,748         --        --      19,432     1,345,263         --       --     59,165
                          -----------------------------------------------------------------------------------------
Net assets                $ 3,530,206 14,564,212 2,451,113  18,765,210    98,632,940    989,620    8,695  2,518,764
                          =========================================================================================
Investments in securities
   at cost                $ 5,603,425 19,950,695 4,175,632  24,235,462   135,884,211  1,402,831    8,323  2,536,613
                          =========================================================================================
Shares outstanding            546,776    908,480   329,597   1,471,524     7,747,137     44,010    1,342    374,193
                          =========================================================================================

                 See accompanying notes to financial statements

                                                                                                                         GOLDMAN
                                                                                                                          SACHS
                                                                                                                         VARIABLE
                                                                                                                        INSURANCE
                                                 GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                            TRUST
                          ------------------------------------------------------------------------------------------- -------------
                                                                             GENWORTH
                                                    GENWORTH                 PUTNAM                      GENWORTH
                                         GENWORTH   LEGG MASON  GENWORTH  INTERNATIONAL    GENWORTH    WESTERN ASSET
                            GENWORTH   EATON VANCE   PARTNERS     PIMCO      CAPITAL      THORNBURG      MANAGEMENT   GOLDMAN SACHS
                            DAVIS NY    LARGE CAP   AGGRESSIVE  STOCKPLUS OPPORTUNITIES INTERNATIONAL CORE PLUS FIXED   GROWTH AND
                          VENTURE FUND  VALUE FUND GROWTH FUND    FUND         FUND       VALUE FUND    INCOME FUND    INCOME FUND
                          ---------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $251,328    6,860,855   8,012,568  10,762,639   2,903,142     2,534,979     6,582,808         81,112
Dividend receivable               --           --          --          --          --            --            --             --
Receivable for units
   sold                           --           --          --          --          --            --         2,634             --
                            ----------------------------------------------------------------------------------------------------
      Total assets           251,328    6,860,855   8,012,568  10,762,639   2,903,142     2,534,979     6,585,442         81,112
                            ----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      11          334         389         519         141           125           324              4
Payable for units
   withdrawn                       1        1,546       2,961       3,129       2,001           486            --             --
                            ----------------------------------------------------------------------------------------------------
      Total liabilities           12        1,880       3,350       3,648       2,142           611           324              4
                            ----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    251,316    6,713,475   7,832,223  10,525,877   2,841,150     2,476,169     6,441,914         81,108
Variable annuity contract
   owners in the
   annuitization period           --      145,500     176,995     233,114      59,850        58,199       143,204             --
                            ----------------------------------------------------------------------------------------------------
Net assets                  $251,316    6,858,975   8,009,218  10,758,991   2,901,000     2,534,368     6,585,118         81,108
                            ====================================================================================================
Investments in securities
   at cost                  $249,620    6,572,908   7,459,754  11,239,656   2,671,045     2,360,951     6,243,708        111,906
                            ====================================================================================================
Shares outstanding            35,070      893,178   1,074,186   1,570,111     433,150       338,783       616,709         10,177
                            ====================================================================================================

                 See accompanying notes to financial statements

                          GOLDMAN SACHS
                             VARIABLE
                            INSURANCE
                              TRUST
                           (CONTINUED)                J.P. MORGAN SERIES TRUST II                    JANUS ASPEN SERIES
                          ------------- ------------------------------------------------------- ----------------------------
                                                                                      JPMORGAN
                                                     JPMORGAN    JPMORGAN  JPMORGAN     U.S.       BALANCED
                          GOLDMAN SACHS  JPMORGAN INTERNATIONAL  MID CAP    SMALL    LARGE CAP   PORTFOLIO --    BALANCED
                             MID CAP       BOND       EQUITY      VALUE    COMPANY  CORE EQUITY INSTITUTIONAL  PORTFOLIO --
                            VALUE FUND  PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO  PORTFOLIO      SHARES    SERVICE SHARES
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $  743,843  1,297,321    139,189    1,562,131  232,300     94,343     1,662,732      8,883,178
Dividend receivable                 --         --         --           --       --         --            --             --
Receivable for units
   sold                             --        863        201           --      203         86            --          8,077
                            ----------------------------------------------------------------------------------------------
      Total assets             743,843  1,298,184    139,390    1,562,131  232,503     94,429     1,662,732      8,891,255
                            ----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        29         56          6           65       10          4            65            448
Payable for units
   withdrawn                        --         --         --          423       --         --            --             --
                            ----------------------------------------------------------------------------------------------
      Total liabilities             29         56          6          488       10          4            65            448
                            ----------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      743,814  1,298,128    139,384    1,561,643  232,493     94,425     1,662,667      8,767,793
Variable annuity contract
   owners in the
   annuitization
   period                           --         --         --           --       --         --            --        123,014
                            ----------------------------------------------------------------------------------------------
Net assets                  $  743,814  1,298,128    139,384    1,561,643  232,493     94,425     1,662,667      8,890,807
                            ==============================================================================================
Investments in securities
   at cost                  $1,201,715  1,655,089    227,267    2,118,311  348,907    117,895     1,822,141     10,068,757
                            ==============================================================================================
Shares outstanding              85,894    150,851     17,552       82,565   23,608      9,160        72,608        374,029
                            ==============================================================================================

                 See accompanying notes to financial statements

                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                                                 GLOBAL LIFE    GLOBAL    INTERNATIONAL INTERNATIONAL   LARGE CAP
                          FLEXIBLE BOND     FORTY        FORTY     SCIENCES   TECHNOLOGY      GROWTH        GROWTH       GROWTH
                           PORTFOLIO --  PORTFOLIO --  PORTFOLIO  PORTFOLIO  PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL -- SERVICE -- SERVICE     SERVICE   INSTITUTIONAL    SERVICE    INSTITUTIONAL
                              SHARES        SHARES      SHARES      SHARES      SHARES        SHARES        SHARES        SHARES
                          ---------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $156,408     1,189,156    9,159,448    72,004      11,388       597,280       583,517       567,634
Dividend receivable                --            --           --        --          --            --            --            --
Receivable for units
   sold                            --            --           --        --          32            --            --            --
                             ---------------------------------------------------------------------------------------------------
      Total assets            156,408     1,189,156    9,159,448    72,004      11,420       597,280       583,517       567,634
                             ---------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        6            45          433         3          --            23            25            22
Payable for units
   withdrawn                       --            --        2,136         2          --            --             1            --
                             ---------------------------------------------------------------------------------------------------
      Total liabilities             6            45        2,569         5          --            23            26            22
                             ---------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     156,402     1,189,111    8,981,880    71,999      11,420       597,257       583,491       567,612
Variable annuity contract
   owners in the
   annuitization
   period                          --            --      174,999        --          --            --            --            --
                             ---------------------------------------------------------------------------------------------------
Net assets                   $156,402     1,189,111    9,156,879    71,999      11,420       597,257       583,491       567,612
                             ===================================================================================================
Investments in securities
   at cost                   $159,698     1,453,067   12,490,514    57,309      12,843       878,025       620,516       983,384
                             ===================================================================================================
Shares outstanding             13,460        51,770      403,145     8,867       3,927        22,599        22,434        35,926
                             ===================================================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)                      JPMORGAN INSURANCE TRUST
                          -------------------------------------------------------------- -----------------------------------
                                                                                                                  JPMORGAN
                                                                                           JPMORGAN    JPMORGAN   INSURANCE
                           LARGE CAP    MID CAP      MID CAP    WORLDWIDE     WORLDWIDE    INSURANCE   INSURANCE    TRUST
                            GROWTH      GROWTH       GROWTH      GROWTH        GROWTH        TRUST       TRUST   DIVERSIFIED
                           PORTFOLIO PORTFOLIO --   PORTFOLIO PORTFOLIO --  PORTFOLIO --   BALANCED    CORE BOND   EQUITY
                          -- SERVICE INSTITUTIONAL -- SERVICE INSTITUTIONAL    SERVICE   PORTFOLIO --  PORTFOLIO  PORTFOLIO
                            SHARES      SHARES       SHARES      SHARES        SHARES       CLASS 1   -- CLASS 1 -- CLASS 1
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)               $120,785      868,069     115,598     670,837       232,976      15,037     1,569,002    830,445
Dividend receivable              --           --          --          --            --          --            --         --
Receivable for units
   sold                          --           --          --          --            52          --           336         --
                           ------------------------------------------------------------------------------------------------
      Total assets          120,785      868,069     115,598     670,837       233,028      15,037     1,569,338    830,445
                           ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      5           34           5          27             9           1            53         42
Payable for units
   withdrawn                      1           --           1          --            --           1            --         97
                           ------------------------------------------------------------------------------------------------
      Total liabilities           6           34           6          27             9           2            53        139
                           ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   120,779      868,035     115,592     670,810       233,019      15,035     1,403,273    717,134
Variable annuity contract
   owners in the
   annuitization
   period                        --           --          --          --            --          --       166,012    113,172
                           ------------------------------------------------------------------------------------------------
Net assets                 $120,779      868,035     115,592     670,810       233,019      15,035     1,569,285    830,306
                           ================================================================================================
Investments in securities
   at cost                 $146,775    1,728,928     114,101   1,314,743       310,156      22,606     1,573,688  1,024,438
                           ================================================================================================
Shares outstanding            7,753       40,831       5,584      34,813        12,198       1,461       143,419     77,323
                           ================================================================================================

                 See accompanying notes to financial statements

                                                                                               LEGG MASON PARTNERS
                                      JPMORGAN INSURANCE TRUST (CONTINUED)                    VARIABLE EQUITY TRUST
                          ------------------------------------------------------------ -----------------------------------
                            JPMORGAN
                            INSURANCE    JPMORGAN    JPMORGAN    JPMORGAN    JPMORGAN  LEGG MASON  LEGG MASON  LEGG MASON
                              TRUST      INSURANCE   INSURANCE   INSURANCE   INSURANCE  PARTNERS    PARTNERS    PARTNERS
                           DIVERSIFIED     TRUST       TRUST       TRUST       TRUST    VARIABLE    VARIABLE    VARIABLE
                             MID CAP      EQUITY    GOVERNMENT   INTREPID    INTREPID  AGGRESSIVE  CAPITAL AND CAPITAL AND
                             GROWTH        INDEX       BOND       GROWTH      MID CAP    GROWTH      INCOME      INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO PORTFOLIO --  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
                             CLASS 1      CLASS 1   -- CLASS 1    CLASS 1   -- CLASS 1 -- CLASS II -- CLASS I  -- CLASS II
                          ------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $303,715      588,761    1,028,821    721,165     344,330    648,475      52,213     497,825
Dividend receivable               --           --           --         --          --         --          --          --
Receivable for units
   sold                           --           --          295         --          --         --          --          --
                            --------------------------------------------------------------------------------------------
      Total assets           303,715      588,761    1,029,116    721,165     344,330    648,475      52,213     497,825
                            --------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      16           30           27         37          17         28           2          27
Payable for units
   withdrawn                      75           46           --         55         109          1          --           1
                            --------------------------------------------------------------------------------------------
      Total liabilities           91           76           27         92         126         29           2          28
                            --------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    257,534      498,661      863,316    608,003     297,974    648,446      52,211     497,797
Variable annuity contract
   owners in the
   annuitization
   period                     46,090       90,024      165,773    113,070      46,230         --          --          --
                            --------------------------------------------------------------------------------------------
Net assets                  $303,624      588,685    1,029,089    721,073     344,204    648,446      52,211     497,797
                            ============================================================================================
Investments in securities
   at cost                  $305,227      720,363      970,806    919,064     477,683    983,208      95,266     882,561
                            ============================================================================================
Shares outstanding            32,276       74,245       86,383     73,141      34,711     66,991       6,703      63,742
                            ============================================================================================

                 See accompanying notes to financial statements

                                                 LEGG MASON
                                                  PARTNERS
                            LEGG MASON PARTNERS   VARIABLE
                             VARIABLE EQUITY       INCOME
                             TRUST (CONTINUED)      TRUST                MFS(R) VARIABLE INSURANCE TRUST
                          ---------------------- ---------- ---------------------------------------------------------
                                                              MFS(R)
                          LEGG MASON             LEGG MASON INVESTORS   MFS(R)    MFS(R)
                           PARTNERS   LEGG MASON  PARTNERS   GROWTH   INVESTORS    NEW        MFS(R)
                           VARIABLE    PARTNERS   VARIABLE    STOCK     TRUST   DISCOVERY   STRATEGIC       MFS(R)
                          FUNDAMENTAL  VARIABLE   STRATEGIC SERIES -- SERIES -- SERIES --     INCOME    TOTAL RETURN
                             VALUE     INVESTORS    BOND     SERVICE   SERVICE   SERVICE    SERIES --     SERIES --
                           PORTFOLIO   PORTFOLIO  PORTFOLIO   CLASS     CLASS     CLASS   SERVICE CLASS SERVICE CLASS
                          -- CLASS I  -- CLASS I -- CLASS I  SHARES    SHARES    SHARES      SHARES        SHARES
                          -------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $330,171    41,212     62,371   1,160,933 1,507,315  578,268     801,797       9,874,272
Dividend receivable               --        --         --          --        --       --          --              --
Receivable for units
   sold                          800        --         --       2,244     2,614    2,828          89              --
                            ----------------------------------------------------------------------------------------
      Total assets           330,971    41,212     62,371   1,163,177 1,509,929  581,096     801,886       9,874,272
                            ----------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      14         2          2          50        64       25          36             471
Payable for units
   withdrawn                      --        --         --          --        --       --          --             115
                            ----------------------------------------------------------------------------------------
      Total liabilities           14         2          2          50        64       25          36             586
                            ----------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    330,957    41,210     62,369   1,163,127 1,509,865  581,071     757,294       9,698,607
Variable annuity contract
   owners in the
   annuitization
   period                         --        --         --          --        --       --      44,556         175,079
                            ----------------------------------------------------------------------------------------
Net assets                  $330,957    41,210     62,369   1,163,127 1,509,865  581,071     801,850       9,873,686
                            ========================================================================================
Investments in securities
   at cost                  $560,501    53,275     83,061   1,489,619 1,850,205  964,993     898,644      12,967,097
                            ========================================================================================
Shares outstanding            24,603     4,056      8,185     167,041   103,524   72,193      93,232         647,918
                            ========================================================================================

                 See accompanying notes to financial statements

                            MFS(R)
                           VARIABLE
                           INSURANCE
                             TRUST     OLD MUTUAL INSURANCE
                          (CONTINUED)      SERIES FUND                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------- --------------------- ------------------------------------------------------------------
                            MFS(R)
                           UTILITIES                                                                  OPPENHEIMER
                           SERIES --             OLD MUTUAL               OPPENHEIMER   OPPENHEIMER     CAPITAL
                            SERVICE   OLD MUTUAL  LARGE CAP OPPENHEIMER    BALANCED       CAPITAL    APPRECIATION  OPPENHEIMER
                             CLASS     GROWTH II   GROWTH     BALANCED    FUND/VA --   APPRECIATION   FUND/VA --    CORE BOND
                            SHARES     PORTFOLIO  PORTFOLIO   FUND/VA   SERVICE SHARES    FUND/VA   SERVICE SHARES   FUND/VA
                          ----------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair
   value (note 2b)         $2,784,774     --          --      254,462      5,012,759      216,079      2,568,751     445,129
Dividend receivable                --     --          --           --             --           --             --          --
Receivable for units
   sold                           829     --          --           --             --           --          1,601          --
                           -------------------------------------------------------------------------------------------------
      Total assets          2,785,603     --          --      254,462      5,012,759      216,079      2,570,352     445,129
                           -------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      118     --          --           10            243            9            108          17
Payable for units
   withdrawn                       --     --          --           --          1,042           --             --          --
                           -------------------------------------------------------------------------------------------------
      Total liabilities           118     --          --           10          1,285            9            108          17
                           -------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   2,785,485     --          --      254,452      4,936,395      216,070      2,550,624     445,112
Variable annuity contract
   owners in the
   annuitization
   period                          --     --          --           --         75,079           --         19,620          --
                           -------------------------------------------------------------------------------------------------
Net assets                 $2,785,485     --          --      254,452      5,011,474      216,070      2,570,244     445,112
                           =================================================================================================
Investments in securities
   at cost                 $3,794,801     --          --      460,479      8,753,580      324,971      3,721,396     726,075
                           =================================================================================================
Shares outstanding            154,624     --          --       30,114        598,181        8,418        101,052      69,012
                           =================================================================================================

                 See accompanying notes to financial statements

                                                                                                        PIMCO VARIABLE
                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)                  INSURANCE TRUST
                          ----------------------------------------------------------------------- -------------------------
                                                                                                                  PIMCO
                          OPPENHEIMER                         OPPENHEIMER                            PIMCO    FOREIGN BOND
                            GLOBAL                OPPENHEIMER MAIN STREET             OPPENHEIMER  ALL ASSET    PORTFOLIO
                           SECURITIES             MAIN STREET  SMALL CAP                 MIDCAP    PORTFOLIO  (U.S. DOLLAR-
                           FUND/VA -- OPPENHEIMER  FUND/VA --  FUND/VA -- OPPENHEIMER  FUND/VA -- -- ADVISOR   HEDGED) --
                            SERVICE   HIGH INCOME   SERVICE     SERVICE     MIDCAP      SERVICE      CLASS   ADMINISTRATIVE
                            SHARES      FUND/VA      SHARES      SHARES     FUND/VA      SHARES     SHARES    CLASS SHARES
                          -------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $ 9,625,741    43,585    13,767,048  4,778,344    204,304     154,480     874,534       99,772
Dividend receivable                --        --            --         --         --          --          --          217
Receivable for units
   sold                         1,394        --         5,867         --         --         353          --           61
                          ----------------------------------------------------------------------------------------------
      Total assets          9,627,135    43,585    13,772,915  4,778,344    204,304     154,833     874,534      100,050
                          ----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      433         2           640        208          7           1          36            5
Payable for units
   withdrawn                       --        --            --        586         --          --          --           --
                          ----------------------------------------------------------------------------------------------
      Total liabilities           433         2           640        794          7           1          36            5
                          ----------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   9,538,268    43,583    13,530,109  4,700,389    204,297     154,832     874,498      100,045
Variable annuity contract
   owners in the
   annuitization
   period                      88,434        --       242,166     77,161         --          --          --           --
                          ----------------------------------------------------------------------------------------------
Net assets                $ 9,626,702    43,583    13,772,275  4,777,550    204,297     154,832     874,498      100,045
                          ----------------------------------------------------------------------------------------------
Investments in securities
   at cost                $12,163,109   205,975    14,974,816  6,801,865    475,561     247,987   1,101,502      104,843
                          ----------------------------------------------------------------------------------------------
Shares outstanding            480,806    27,585       954,719    453,353      7,418       5,715      94,749       10,415
                          ----------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                                                                           RYDEX
                                                                                                                         VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)             THE PRUDENTIAL SERIES FUND       TRUST
                          ----------------------------------------------------------- ---------------------------------- --------
                                              PIMCO
                                            LONG-TERM
                               PIMCO          U.S.           PIMCO          PIMCO       JENNISON                NATURAL
                            HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN  20/20 FOCUS   JENNISON   RESOURCES
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO  PORTFOLIO -- PORTFOLIO  NASDAQ-
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE -- CLASS II   CLASS II    -- CLASS  100(R)
                           CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES     SHARES      SHARES    II SHARES   FUND
                          -------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $6,394,571     18,643,312     26,613,393     34,065,143    1,015,282     60,666    2,602,275  579,177
Dividend receivable             51,448         59,784        107,136        127,342           --         --           --       --
Receivable for units
   sold                          2,357          7,368         10,220          2,170           --         --           --       91
                            -----------------------------------------------------------------------------------------------------
      Total assets           6,448,376     18,710,464     26,730,749     34,194,655    1,015,282     60,666    2,602,275  579,268
                            -----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       288            822          1,291          1,465           39          2          119       26
Payable for units
   withdrawn                        --             --             --             --          131          1          289       --
                            -----------------------------------------------------------------------------------------------------
      Total liabilities            288            822          1,291          1,465          170          3          408       26
                            -----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    6,325,807     18,652,423     25,915,929     34,049,825    1,015,112     60,663    2,571,268  579,242
Variable annuity contract
   owners in the
   annuitization
   period                      122,281         57,219        813,529        143,365           --         --       30,599       --
                            -----------------------------------------------------------------------------------------------------
Net assets                  $6,448,088     18,709,642     26,729,458     34,193,190    1,015,112     60,663    2,601,867  579,242
                            =====================================================================================================
Investments in securities
   at cost                  $7,688,486     16,968,465     27,713,107     34,210,098    1,544,139     80,953    4,634,363  722,753
                            =====================================================================================================
Shares outstanding           1,129,783      1,524,392      2,749,317      3,304,088      112,062      4,195      110,547   55,160
                            =====================================================================================================

                 See accompanying notes to financial statements

                            THE UNIVERSAL
                           INSTITUTIONAL          VAN KAMPEN LIFE               XTF
                             FUNDS, INC.          INVESTMENT TRUST         ADVISORS TRUST
                          --------------- ------------------------------- ---------------
                             EQUITY AND       CAPTIAL
                               INCOME          GROWTH         COMSTOCK         ETF 60
                            PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                          CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES
                          ---------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $1,026,366       274,111        2,787,224           --
Dividend receivable                  --            --               --           --
Receivable for units sold            --            88              485           --
                             ------------------------------------------------------
   Total assets               1,026,366       274,199        2,787,709           --
                             ------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         62            11              113           --
Payable for units
   withdrawn                          2            --               --           --
                             ------------------------------------------------------
   Total liabilities                 64            11              113           --
                             ------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in the
   accumulation period        1,026,302       274,188        2,787,596           --
Variable annuity contract
   owners in the
   annuitization
   period                            --            --               --           --
                             ------------------------------------------------------
Net assets                   $1,026,302       274,188        2,787,596           --
                             ======================================================
Investments in securities
   at cost                   $1,357,490       446,023        4,206,830           --
                             ======================================================
Shares outstanding               95,299        16,210          339,078           --
                             ======================================================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            Statements of Operations

                                                             AIM VARIABLE INSURANCE FUNDS
                                            --------------------------------------------------------------
                                                          AIM V.I.                 AIM V.I.     AIM V.I.
                                              AIM V.I.     CAPITAL     AIM V.I.    GLOBAL    INTERNATIONAL
                                            BASIC VALUE APPRECIATION CORE EQUITY REAL ESTATE     GROWTH
                                              FUND --      FUND --     FUND --     FUND --      FUND --
                              CONSOLIDATED   SERIES II    SERIES I     SERIES I   SERIES II    SERIES II
                                 TOTAL         SHARES      SHARES       SHARES      SHARES       SHARES
                             -----------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31, 2008
                             -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends              $  27,885,808      40,819          --      15,011      49,749        42,285
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                 14,214,201      27,283       9,596      11,020       7,995       159,530
                             ---------------------------------------------------------------------------
Net investment income
   (expense)                    13,671,607      13,536      (9,596)      3,991      41,754      (117,245)
                             ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   (76,591,607)    (81,872)    (13,852)     (2,589)   (174,262)   (2,659,580)
   Change in unrealized
      appreciation
      (depreciation)          (238,792,657) (1,399,813)   (311,833)   (246,261)   (157,184)   (2,800,087)
   Capital gain
      distributions             19,381,088     297,470          --          --      56,352        94,604
                             ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments             (296,003,176) (1,184,215)   (325,685)   (248,850)   (275,094)   (5,365,063)
                             ---------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                $(282,331,569) (1,170,679)   (335,281)   (244,859)   (233,340)   (5,482,308)
                             ===========================================================================

                 See accompanying notes to financial statements

                              AIM
                            VARIABLE
                           INSURANCE
                             FUNDS                                      ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                          (CONTINUED)  THE ALGER AMERICAN FUND                   SERIES FUND, INC.
                          ----------- ------------------------- -----------------------------------------------------
                                          ALGER        ALGER
                            AIM V.I.    AMERICAN     AMERICAN   ALLIANCEBERNSTEIN
                           LARGE CAP    LARGECAP     SMALLCAP        BALANCED     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                             GROWTH      GROWTH       GROWTH          WEALTH            GLOBAL          GROWTH AND
                             FUND --  PORTFOLIO -- PORTFOLIO --      STRATEGY         TECHNOLOGY          INCOME
                            SERIES I     CLASS O      CLASS O      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                             SHARES      SHARES       SHARES         CLASS B           CLASS B           CLASS B
                          -------------------------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31, 2008
                          -------------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $      28         524           --         170,443               --            287,919
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                3,736       3,511        5,057          93,125            6,042            110,177
                           --------------------------------------------------------------------------------------
Net investment income
   (expense)                  (3,708)     (2,987)      (5,057)         77,318           (6,042)           177,742
                           --------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain (loss)    1,056     (22,103)      13,561        (408,918)            (445)          (589,689)
   Change in unrealized
      appreciation
      (depreciation)        (107,755)   (134,887)    (224,236)     (1,783,788)        (256,006)        (4,130,522)
   Capital gain
      distributions               --          --        5,359         119,376               --          1,065,560
                           --------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (106,699)   (156,990)    (205,316)     (2,073,330)        (256,451)        (3,654,651)
                           --------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(110,407)   (159,977)    (210,373)     (1,996,012)        (262,493)        (3,476,909)
                           ======================================================================================

                 See accompanying notes to financial statements

                                   ALLIANCEBERNSTEIN VARIABLE PRODUCTS              AMERICAN CENTURY VARIABLE
                                      SERIES FUND, INC. (CONTINUED)                      PORTFOLIOS, INC.
                          ----------------------------------------------------- -----------------------------------
                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN    VP
                            INTERNATIONAL       LARGE CAP         SMALL CAP     INCOME &        VP
                                VALUE             GROWTH            GROWTH       GROWTH   INTERNATIONAL VP ULTRA(R)
                             PORTFOLIO --       PORTFOLIO --     PORTFOLIO --    FUND --     FUND --      FUND --
                               CLASS B           CLASS B           CLASS B       CLASS I     CLASS I      CLASS I
                          -----------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $    397,995              --                 --       14,128       19,469          --
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                  348,274          28,510              2,512       11,433       45,891       9,060
                            -------------------------------------------------------------------------------------
Net investment income
   (expense)                      49,721         (28,510)            (2,512)       2,695      (26,422)     (9,060)
                            -------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain (loss)  (12,865,615)         (7,470)             5,611     (109,790)    (755,717)    (26,637)
   Change in unrealized
      appreciation
      (depreciation)          (5,345,824)       (891,738)          (104,332)    (287,987)    (965,730)   (372,925)
   Capital gain
      distributions              977,160              --                 --       84,637      228,695      93,437
                            -------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (17,234,279)       (899,208)           (98,721)    (313,140)  (1,492,752)   (306,125)
                            -------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(17,184,558)       (927,718)          (101,233)    (310,445)  (1,519,174)   (315,185)
                            =====================================================================================

                 See accompanying notes to financial statements

                              AMERICAN
                               CENTURY           AMERICAN
                              VARIABLE           CENTURY
                          PORTFOLIOS, INC.       VARIABLE
                             (CONTINUED)   PORTFOLIOS II, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ---------------- ------------------- ----------------------------------------------------
                                                                              BLACKROCK    BLACKROCK    BLACKROCK
                                               VP INFLATION      BLACKROCK     GLOBAL      LARGE CAP      VALUE
                              VP VALUE          PROTECTION      BASIC VALUE  ALLOCATION     GROWTH    OPPORTUNITIES
                               FUND --           FUND --       V.I. FUND -- V.I. FUND -- V.I. FUND --  V.I. FUND --
                               CLASS I           CLASS II        CLASS III    CLASS III    CLASS III    CLASS III
                          -----------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends               $ 120,917           92,048           14,788     1,493,438        673        13,010
   Mortality and expense
      risk and
      administrative
      charges (note 4a)          24,314           64,112           10,624       971,130      2,552         5,984
                              ----------------------------------------------------------------------------------
Net investment income
   (expense)                     96,603           27,936            4,164       522,308     (1,879)        7,026
                              ----------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   (224,057)          27,750          (69,738)   (1,957,042)    (3,951)     (199,844)
   Change in unrealized
      appreciation
      (depreciation)           (484,424)         241,711         (263,691)  (12,106,344)   (65,678)      (12,016)
   Capital gain
      distributions             117,516               --            7,664       270,226         --         5,154
                              ----------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments              (590,965)         269,461         (325,765)  (13,793,160)   (69,629)     (206,706)
                              ----------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                 $(494,362)         297,397         (321,601)  (13,270,852)   (71,508)     (199,680)
                              ==================================================================================

                 See accompanying notes to financial statements

                                                                                  DREYFUS
                                                                      DREYFUS    VARIABLE     DWS
                            COLUMBIA FUNDS VARIABLE                 INVESTMENT  INVESTMENT  VARIABLE
                               INSURANCE TRUST I        DREYFUS     PORTFOLIOS     FUND    SERIES II
                          -------------------------- ------------- ------------ ---------- ---------
                                          COLUMBIA                                            DWS
                                          MARSICO     THE DREYFUS                            DREMAN
                            COLUMBIA   INTERNATIONAL    SOCIALLY                              HIGH
                             MARSICO   OPPORTUNITIES  RESPONSIBLE     MIDCAP                 RETURN
                          GROWTH FUND,     FUND,         GROWTH        STOCK                 EQUITY
                            VARIABLE      VARIABLE   FUND, INC. -- PORTFOLIO --   MONEY      VIP --
                            SERIES --    SERIES --      INITIAL       INITIAL     MARKET    CLASS B
                             CLASS A      CLASS B        SHARES       SHARES    PORTFOLIO    SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $    12,885     1,358,955       2,320       12,894      44,532     57,478
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        60,233       206,975       4,803        2,596      32,255     12,238
                          -------------------------------------------------------------------------
Net investment income
   (expense)                  (47,348)    1,151,980      (2,483)      10,298      12,277     45,240
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (25,204)   (5,065,833)       (176)     (23,003)         --   (150,952)
   Change in unrealized
      appreciation
      (depreciation)       (1,861,702)   (6,403,419)   (124,816)     (79,245)          1   (493,411)
   Capital gain
      distributions                --     1,421,281          --       15,741          --    129,530
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (1,886,906)  (10,047,971)   (124,992)     (86,507)          1   (514,833)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(1,934,254)   (8,895,991)   (127,475)     (76,209)     12,278   (469,593)
                          =========================================================================

                 See accompanying notes to financial statements

                                                                              EVERGREEN    FEDERATED
                                                                               VARIABLE    INSURANCE
                          DWS VARIABLE SERIES II EATON VANCE VARIABLE TRUST ANNUITY TRUST   SERIES
                          ---------------------- -------------------------- ------------- ----------
                              DWS
                            DREMAN
                             SMALL                                                         FEDERATED
                            MID CAP      DWS                        VT                     AMERICAN
                             VALUE    TECHNOLOGY       VT        WORLDWIDE   EVERGREEN VA   LEADERS
                            VIP --      VIP --   FLOATING-RATE    HEALTH        OMEGA     FUND II --
                            CLASS B    CLASS B       INCOME      SCIENCES      FUND --      PRIMARY
                            SHARES      SHARES        FUND         FUND        CLASS 2      SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  97,309         --       781,208           --          --       12,333
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      15,508      2,467       237,015       26,247         647        2,636
                          ------------------------------------------------------------------------
Net investment income
   (expense)                 81,801     (2,467)      544,193      (26,247)       (647)       9,697
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (206,108)    (1,320)   (1,603,994)     (64,328)        118      (29,883)
   Change in unrealized
      appreciation
      (depreciation)       (609,285)   (87,912)   (2,996,046)    (308,037)     (9,185)    (103,993)
   Capital gain
      distributions         325,563         --            --      236,310          --       47,444
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (489,830)   (89,232)   (4,600,040)    (136,055)     (9,067)     (86,432)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(408,029)   (91,699)   (4,055,847)    (162,302)     (9,714)     (76,735)
                          ========================================================================

                 See accompanying notes to financial statements

                                                                           FIDELITY(R) VARIABLE
                             FEDERATED INSURANCE SERIES (CONTINUED)      INSURANCE PRODUCTS FUND
                          --------------------------------------------- -------------------------
                                     FEDERATED   FEDERATED
                                    HIGH INCOME HIGH INCOME   FEDERATED   VIP ASSET    VIP ASSET
                          FEDERATED     BOND        BOND      KAUFMANN   MANAGER(SM)  MANAGER(SM)
                           CAPITAL   FUND II --  FUND II --  FUND II -- PORTFOLIO -- PORTFOLIO --
                            INCOME    PRIMARY     SERVICE      SERVICE     INITIAL      SERVICE
                           FUND II     SHARES     SHARES       SHARES       CLASS       CLASS 2
                          -----------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  9,263     23,145      692,743     116,861     20,447        88,104
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      2,223      2,808       95,162      61,408      3,376        18,286
                          ---------------------------------------------------------------------
Net investment income
   (expense)                 7,040     20,337      597,581      55,453     17,071        69,818
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (16,412)   (14,619)    (531,173)    (29,397)    (2,553)      (53,230)
   Change in unrealized
      appreciation
      (depreciation)       (27,739)   (51,883)  (1,665,222) (2,024,613)  (104,649)     (419,350)
   Capital gain
      distributions             --         --           --     258,870     10,437        44,982
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (44,151)   (66,502)  (2,196,395) (1,795,140)   (96,765)     (427,598)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(37,111)   (46,165)  (1,598,814) (1,739,687)   (79,694)     (357,780)
                          =====================================================================

                 See accompanying notes to financial statements

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------
                                                                        VIP
                                                                      DYNAMIC
                              VIP         VIP            VIP          CAPITAL        VIP           VIP
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                             SERVICE      INITIAL       SERVICE       SERVICE      INITIAL       SERVICE
                             CLASS 2       CLASS        CLASS 2       CLASS 2       CLASS        CLASS 2
                          ---------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31, 2008
                          ---------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   297,561       17,034        215,489        1,451       21,668        171,294
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       199,588       24,367        471,270        4,803       12,464        204,211
                          --------------------------------------------------------------------------------
Net investment income
   (expense)                   97,973       (7,333)      (255,781)      (3,352)       9,204        (32,917)
                          --------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (362,026)    (140,631)    (8,056,868)     (12,215)     (26,859)    (4,489,060)
   Change in unrealized
      appreciation
      (depreciation)       (4,739,883)    (835,757)    (9,433,071)    (147,035)    (458,142)    (2,855,058)
   Capital gain
      distributions           189,335       53,552        828,458        2,237          945         11,727
                          --------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (4,912,574)    (922,836)   (16,661,481)    (157,013)    (484,056)    (7,332,391)
                          --------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(4,814,601)    (930,169)   (16,917,262)    (160,365)    (474,852)    (7,365,308)
                          ================================================================================

                 See accompanying notes to financial statements

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------
                               VIP          VIP          VIP                                     VIP
                            GROWTH &     GROWTH &       GROWTH         VIP          VIP      INVESTMENT
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             INITIAL      SERVICE      INITIAL       INITIAL      SERVICE      SERVICE
                              CLASS       CLASS 2       CLASS         CLASS       CLASS 2      CLASS 2
                          ------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          ------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $  12,789        74,818          866        5,076        12,006     154,880
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        5,153        38,611        3,188        9,448        31,302      82,487
                           ---------------------------------------------------------------------------
Net investment income
   (expense)                   7,636        36,207       (2,322)      (4,372)      (19,296)     72,393
                           ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (3,314)     (139,819)       1,269       (4,714)       50,396    (408,372)
   Change in unrealized
      appreciation
      (depreciation)        (213,132)   (1,427,366)    (158,724)    (380,843)   (1,230,919)    (79,069)
   Capital gain
      distributions           40,103       237,879           --           --            --          --
                           ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (176,343)   (1,329,306)    (157,455)    (385,557)   (1,180,523)   (487,441)
                           ---------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(168,707)   (1,293,099)    (159,777)    (389,929)   (1,199,819)   (415,048)
                           ===========================================================================

                 See accompanying notes to financial statements

                              FIDELITY(R) VARIABLE INSURANCE         FRANKLIN TEMPLETON VARIABLE
                                 PRODUCTS FUND (CONTINUED)            INSURANCE PRODUCTS TRUST
                          -------------------------------------- ----------------------------------
                                                                                          FRANKLIN
                                                                                         TEMPLETON
                                                                              FRANKLIN      VIP
                                                                   FRANKLIN   LARGE CAP   FOUNDING
                               VIP          VIP       VIP VALUE     INCOME      GROWTH     FUNDS
                             MID CAP     OVERSEAS    STRATEGIES   SECURITIES  SECURITIES ALLOCATION
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   FUND --      FUND --    FUND --
                             SERVICE      INITIAL      SERVICE      CLASS 2    CLASS 2     CLASS 2
                             CLASS 2       CLASS       CLASS 2      SHARES      SHARES     SHARES
                          -------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          -------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   727,375      20,154       53,851     6,165,598     20,919     410,341
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       227,758       5,956        5,205     1,994,404      8,811     255,223
                          -------------------------------------------------------------------------
Net investment income
   (expense)                  499,617      14,198       48,646     4,171,194     12,108     155,118
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (2,414,894)      2,965      (25,321)   (5,537,574)   (49,084)   (732,224)
   Change in unrealized
      appreciation
      (depreciation)       (7,017,321)   (279,015)    (257,888)  (37,266,044)  (222,703) (6,455,590)
   Capital gain
      distributions         1,893,889      50,316       20,957     1,506,245     23,631     407,007
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (7,538,326)   (225,734)    (262,252)  (41,297,373)  (248,156) (6,780,807)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(7,038,709)   (211,536)    (213,606)  (37,126,179)  (236,048) (6,625,689)
                          =========================================================================

                 See accompanying notes to financial statements

                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ----------------------------------------------------------------------
                                                                           TEMPLETON
                             MUTUAL     TEMPLETON  TEMPLETON    TEMPLETON    GLOBAL   TEMPLETON
                             SHARES      FOREIGN    FOREIGN   GLOBAL ASSET   INCOME     GROWTH
                           SECURITIES  SECURITIES SECURITIES  ALLOCATION   SECURITIES SECURITIES
                            FUND --      FUND --    FUND --      FUND --    FUND --     FUND --
                            CLASS 2      CLASS 1    CLASS 2      CLASS 2    CLASS 1    CLASS 2
                             SHARES      SHARES     SHARES       SHARES      SHARES     SHARES
                          ----------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   225,573      2,429     163,602      76,483      2,277      38,411
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       100,975        860      83,683      10,179        838      31,476
                          ---------------------------------------------------------------------
Net investment income
   (expense)                  124,598      1,569      79,919      66,304      1,439       6,935
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (762,069)      (377) (1,029,578)    (99,050)     6,664    (152,878)
   Change in unrealized
      appreciation
      (depreciation)       (1,852,573)   (35,433) (2,061,975)   (247,083)    (4,911)   (914,561)
   Capital gain
      distributions           170,199      5,977     440,895      82,070         --     124,676
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (2,444,443)   (29,833) (2,650,658)   (264,063)     1,753    (942,763)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(2,319,845)   (28,264) (2,570,739)   (197,759)     3,192    (935,828)
                          =====================================================================

                 See accompanying notes to financial statements

                                             GE INVESTMENTS FUNDS, INC.
                          ----------------------------------------------------------------
                                                                                  PREMIER
                          CORE VALUE           INTERNATIONAL   MID-CAP             GROWTH
                            EQUITY     INCOME      EQUITY       EQUITY             EQUITY
                            FUND --   FUND --     FUND --      FUND --    MONEY   FUND --
                            CLASS 1   CLASS 1     CLASS 1      CLASS 1    MARKET  CLASS 1
                            SHARES     SHARES      SHARES       SHARES     FUND    SHARES
                          ----------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  21,283   160,560       8,155        10,311  385,750    5,612
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      26,585    51,099       1,888        96,587  312,570   21,613
                          ---------------------------------------------------------------
Net investment income
   (expense)                 (5,302)  109,461       6,267       (86,276)  73,180  (16,001)
                          ---------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                (29,027) (139,911)      8,340    (1,833,247)      --   (5,676)
   Change in unrealized
      appreciation
      (depreciation)       (653,872) (189,282)   (195,712)   (1,037,861)      -- (597,710)
   Capital gain
      distributions          38,477        --      90,510        43,524       --   53,775
                          ---------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (644,422) (329,193)    (96,862)   (2,827,584)      -- (549,611)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(649,724) (219,732)    (90,595)   (2,913,860)  73,180 (565,612)
                          ===============================================================

                 See accompanying notes to financial statements

                                            GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------
                           REAL ESTATE               SMALL-CAP     TOTAL        TOTAL
                           SECURITIES                  EQUITY      RETURN      RETURN    U.S. EQUITY
                             FUND --    S&P 500(R)    FUND --     FUND --      FUND --     FUND --
                             CLASS 1       INDEX      CLASS 1     CLASS 1      CLASS 3     CLASS 1
                             SHARES        FUND        SHARES      SHARES      SHARES       SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   236,954      438,999      17,597     482,690    2,469,952     24,627
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        51,421      457,114      66,471     431,490    2,270,900     21,284
                          ------------------------------------------------------------------------
Net investment income
   (expense)                  185,533      (18,115)    (48,874)     51,200      199,052      3,343
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (916,960)  (1,690,822)   (436,886)     82,645   (4,885,844)   (21,665)
   Change in unrealized
      appreciation
      (depreciation)         (281,617) (11,880,130) (1,293,023) (9,267,396) (36,489,379)  (564,512)
   Capital gain
      distributions                --       79,826      18,557     100,817      531,138     10,654
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (1,198,577) (13,491,126) (1,711,352) (9,083,934) (40,844,085)  (575,523)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(1,013,044) (13,509,241) (1,760,226) (9,032,734) (40,645,033)  (572,180)
                          ========================================================================

                 See accompanying notes to financial statements

                                       GENWORTH VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------
                                                                  GENWORTH
                                   GENWORTH            GENWORTH  LEGG MASON
                          GENWORTH COLUMBIA GENWORTH EATON VANCE  PARTNERS   GENWORTH
                          CALAMOS  MID CAP  DAVIS NY  LARGE CAP  AGGRESSIVE   PIMCO
                           GROWTH   VALUE   VENTURE     VALUE      GROWTH   STOCKPLUS
                            FUND     FUND     FUND       FUND       FUND       FUND
                          -----------------------------------------------------------
                                  PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                          -----------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $ --    13,115     636      29,893      4,269     364,022
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       10     7,930     470      21,745     25,620      34,422
                            ---------------------------------------------------------
Net investment income
   (expense)                 (10)    5,185     166       8,148    (21,351)    329,600
                            ---------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   4   (13,586)    (51)     12,515     37,470       9,309
   Change in unrealized
      appreciation
      (depreciation)         372   (16,950)  1,708     287,947    552,814    (477,017)
   Capital gain
      distributions           --        --      --          --         --     483,994
                            ---------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            376   (30,536)  1,657     300,462    590,284      16,286
                            ---------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $366   (25,351)  1,823     308,610    568,933     345,886
                            =========================================================

                 See accompanying notes to financial statements

                              GENWORTH VARIABLE INSURANCE TRUST        GOLDMAN SACHS VARIABLE     J.P. MORGAN
                                         (CONTINUED)                      INSURANCE TRUST       SERIES TRUST II
                          ----------------------------------------- --------------------------- ---------------
                                                         GENWORTH
                             GENWORTH                 WESTERN ASSET
                              PUTNAM       GENWORTH     MANAGEMENT
                          INTERNATIONAL   THORNBURG     CORE PLUS   GOLDMAN SACHS GOLDMAN SACHS
                             CAPITAL    INTERNATIONAL     FIXED       GROWTH AND     MID CAP        JPMORGAN
                          OPPORTUNITIES     VALUE        INCOME        INCOME         VALUE           BOND
                               FUND          FUND         FUND           FUND          FUND        PORTFOLIO
                          -------------------------------------------------------------------------------------
                                  PERIOD FROM SEPTEMBER 8 TO
                                      DECEMBER 31, 2008                     YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------- -------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $     --         8,697        43,941         2,197        11,148        148,048
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        9,075         8,233        21,489         1,763        18,743         26,014
                            -------------------------------------------------------------------------------
Net investment income
   (expense)                  (9,075)          464        22,452           434        (7,595)       122,034
                            -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   8,775        15,333        27,384         2,408       (97,476)      (166,114)
   Change in unrealized
      appreciation
      (depreciation)         232,097       174,028       339,100       (52,118)     (412,203)      (250,262)
   Capital gain
      distributions               --            --            --            11         1,917             --
                            -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            240,872       189,361       366,484       (49,699)     (507,762)      (416,376)
                            -------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $231,797       189,825       388,936       (49,265)     (515,357)      (294,342)
                            ===============================================================================

                 See accompanying notes to financial statements

                               J.P. MORGAN SERIES TRUST II  (CONTINUED)          JANUS ASPEN SERIES
                          -------------------------------------------------- --------------------------
                             JPMORGAN    JPMORGAN    JPMORGAN    JPMORGAN       BALANCED     BALANCED
                          INTERNATIONAL   MID CAP     SMALL   U.S. LARGE CAP  PORTFOLIO -- PORTFOLIO --
                              EQUITY       VALUE     COMPANY    CORE EQUITY  INSTITUTIONAL    SERVICE
                            PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO       SHARES       SHARES
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $   7,728       39,986     7,272       1,818         54,494        245,720
   Mortality and expense
      risk and
      administrative
      charges (note 4a)         6,158       43,050     4,990       2,220         29,474        176,035
                            --------------------------------------------------------------------------
Net investment income
   (expense)                    1,570       (3,064)    2,282        (402)        25,020         69,685
                            --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (95,345)    (134,610)   (4,420)      2,642         41,196       (133,209)
   Change in unrealized
      appreciation
      (depreciation)         (167,209)  (1,144,667) (140,302)    (59,598)      (591,686)    (2,604,761)
   Capital gain
      distributions            71,008      202,268    26,113          --        145,115        676,150
                            --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (191,546)  (1,077,009) (118,609)    (56,956)      (405,375)    (2,061,820)
                            --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(189,976)  (1,080,073) (116,327)    (57,358)      (380,355)    (1,992,135)
                            ==========================================================================

                 See accompanying notes to financial statements

                                                   JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------
                             FLEXIBLE                               GLOBAL LIFE    GLOBAL    INTERNATIONAL
                               BOND         FORTY        FORTY       SCIENCES    TECHNOLOGY      GROWTH
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL    SERVICE      SERVICE      SERVICE   INSTITUTIONAL
                              SHARES        SHARES       SHARES       SHARES       SHARES        SHARES
                          --------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends              $ 7,231          2,859           760         --           27        29,900
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        2,543         30,031       144,908      1,682          458        15,921
                             --------------------------------------------------------------------------
Net investment income
   (expense)                   4,688        (27,172)     (144,148)    (1,682)        (431)       13,979
                             --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (2,030)       153,294      (212,406)     7,610        9,983        98,544
   Change in unrealized
      appreciation
      (depreciation)           5,470     (1,196,342)   (4,382,310)   (40,443)     (21,938)     (985,879)
   Capital gain
      distributions               --             --            --         --           --       153,774
                             --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments              3,440     (1,043,048)   (4,594,716)   (32,833)     (11,955)     (733,561)
                             --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                $ 8,128     (1,070,220)   (4,738,864)   (34,515)     (12,386)     (719,582)
                             ==========================================================================

                 See accompanying notes to financial statements

                                                    JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------
                          INTERNATIONAL    LARGE CAP     LARGE CAP     MID CAP       MID CAP     WORLDWIDE
                              GROWTH        GROWTH        GROWTH       GROWTH        GROWTH        GROWTH
                           PORTFOLIO --   PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                             SERVICE     INSTITUTIONAL    SERVICE   INSTITUTIONAL    SERVICE   INSTITUTIONAL
                              SHARES        SHARES        SHARES        SHARES       SHARES        SHARES
                          ----------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $  29,360         6,581         1,016        3,532           115       12,730
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                17,022        13,061         2,732       21,364         3,154       15,572
                            -----------------------------------------------------------------------------
Net investment income
   (expense)                   12,338        (6,480)       (1,716)     (17,832)       (3,039)      (2,842)
                            -----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   33,339       (89,889)       26,405     (161,780)       22,435     (108,723)
   Change in unrealized
      appreciation
      (depreciation)         (930,899)     (359,887)     (114,849)    (683,529)     (135,636)    (517,524)
   Capital gain
      distributions           157,370            --            --       84,885        12,146           --
                            -----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (740,190)     (449,776)      (88,444)    (760,424)     (101,055)    (626,247)
                            -----------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(727,852)     (456,256)      (90,160)    (778,256)     (104,094)    (629,089)
                            =============================================================================

                 See accompanying notes to financial statements

                              JANUS
                          ASPEN SERIES
                           (CONTINUED)                     JPMORGAN INSURANCE TRUST
                          ------------ ----------------------------------------------------------------
                                                                                JPMORGAN
                                                                   JPMORGAN     INSURANCE
                                         JPMORGAN     JPMORGAN     INSURANCE      TRUST      JPMORGAN
                            WORLDWIDE    INSURANCE    INSURANCE      TRUST     DIVERSIFIED   INSURANCE
                             GROWTH       TRUST         TRUST     DIVERSIFIED    MID CAP   TRUST EQUITY
                          PORTFOLIO --   BALANCED     CORE BOND      EQUITY      GROWTH        INDEX
                             SERVICE   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SHARES       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   3,915       3,194       90,668        49,084       2,168        10,284
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                6,375         596       32,847        14,599       1,370        10,609
                           --------------------------------------------------------------------------
Net investment income
   (expense)                  (2,460)      2,598       57,821        34,485         798          (325)
                           --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   8,856     (11,459)     (31,929)     (158,364)     (4,395)     (103,415)
   Change in unrealized
      appreciation
      (depreciation)        (236,082)     (8,413)     (45,212)     (207,031)       (950)     (137,002)
   Capital gain
      distributions               --       4,501           --        29,201       3,159            --
                           --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (227,226)    (15,371)     (77,141)     (336,194)     (2,186)     (240,417)
                           --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(229,686)    (12,773)     (19,320)     (301,709)     (1,388)     (240,742)
                           ==========================================================================

                 See accompanying notes to financial statements

                                                                           LEGG MASON PARTNERS
                           JPMORGAN INSURANCE TRUST (CONTINUED)           VARIABLE EQUITY TRUST
                          -------------------------------------- --------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN   LEGG MASON    LEGG MASON   LEGG MASON
                            INSURANCE    INSURANCE    INSURANCE    PARTNERS     PARTNERS     PARTNERS
                              TRUST        TRUST       TRUST      VARIABLE      VARIABLE     VARIABLE
                           GOVERNMENT    INTREPID     INTREPID    AGGRESSIVE   CAPITAL AND  CAPITAL AND
                              BOND        GROWTH       MID CAP      GROWTH       INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             CLASS 1      CLASS 1      CLASS 1     CLASS II      CLASS I     CLASS II
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $71,772         7,848       11,354           --       1,992        18,647
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      25,851        16,219       13,199       15,218       1,136        14,065
                            -------------------------------------------------------------------------
Net investment income
   (expense)                 45,921        (8,371)      (1,845)     (15,218)        856         4,582
                            -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 28,642      (176,119)    (302,923)     (13,960)     (6,542)      (58,381)
   Change in unrealized
      appreciation
      (depreciation)         15,282      (235,592)    (131,591)    (450,737)    (26,197)     (250,516)
   Capital gain
      distributions              --            --       58,695           --         459         4,175
                            -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            43,924      (411,711)    (375,819)    (464,697)    (32,280)     (304,722)
                            -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $89,845      (420,082)    (377,664)    (479,915)    (31,424)     (300,140)
                            =========================================================================

                 See accompanying notes to financial statements

                                                     LEGG MASON
                                                      PARTNERS
                          LEGG MASON PARTNERS         VARIABLE
                            VARIABLE EQUITY            INCOME
                           TRUST (CONTINUED)            TRUST         MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ -----------------------------------------
                           LEGG MASON                LEGG MASON      MFS(R)
                            PARTNERS    LEGG MASON    PARTNERS     INVESTORS       MFS(R)
                            VARIABLE     PARTNERS     VARIABLE       GROWTH      INVESTORS       MFS(R)
                           FUNDAMENTAL   VARIABLE     STRATEGIC      STOCK         TRUST     NEW DISCOVERY
                              VALUE      INVESTORS      BOND       SERIES --     SERIES --     SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS SERVICE CLASS SERVICE CLASS
                             CLASS I      CLASS I      CLASS I       SHARES        SHARES        SHARES
                          --------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   7,854         775        4,682         5,950        22,766        47,353
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        7,604         837        1,061        29,640        39,305        14,010
                           ----------------------------------------------------------------------------
Net investment income
   (expense)                     250         (62)       3,621       (23,690)      (16,539)       33,343
                           ----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (26,654)        222       (5,459)       61,709       153,282       (44,998)
   Change in unrealized
      appreciation
      (depreciation)        (175,461)    (27,147)     (13,986)     (925,472)   (1,302,288)     (552,710)
   Capital gain
      distributions              354       1,719           --        99,298       182,473       138,107
                           ----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (201,761)    (25,206)     (19,445)     (764,465)     (966,533)     (459,601)
                           ----------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(201,511)    (25,268)     (15,824)     (788,155)     (983,072)     (426,258)
                           ============================================================================

                 See accompanying notes to financial statements

                                                                                          OPPENHEIMER
                                                                                            VARIABLE
                                       MFS(R) VARIABLE                    OLD MUTUAL        ACCOUNT
                                 INSURANCE TRUST (CONTINUED)        INSURANCE SERIES FUND    FUNDS
                          ----------------------------------------- --------------------- -----------
                              MFS(R)
                            STRATEGIC       MFS(R)        MFS(R)
                              INCOME     TOTAL RETURN   UTILITIES              OLD MUTUAL
                             SERIES --    SERIES --     SERIES --   OLD MUTUAL  LARGE CAP OPPENHEIMER
                          SERVICE CLASS SERVICE CLASS SERVICE CLASS  GROWTH II    GROWTH    BALANCED
                              SHARES        SHARES        SHARES     PORTFOLIO  PORTFOLIO   FUND/VA
                          ---------------------------------------------------------------------------
                                                                                           YEAR ENDED
                                                                    PERIOD FROM JANUARY 1 DECEMBER 31,
                                 YEAR ENDED DECEMBER 31, 2008        TO DECEMBER 12, 2008     2008
                          ----------------------------------------- --------------------- -----------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $  43,739       443,134        267,311         --      1,230     24,633
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        12,044       228,815         61,958      1,881      4,992      6,326
                            -----------------------------------------------------------------------
Net investment income
   (expense)                   31,695       214,319        205,353     (1,881)    (3,762)    18,307
                            -----------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (37,938)     (733,387)        59,308   (139,858)  (151,016)   (30,406)
   Change in unrealized
      appreciation
      (depreciation)          (91,037)   (3,316,879)    (2,533,000)    78,915     11,920   (237,916)
   Capital gain
      distributions                --       614,891        403,963         --         --     33,973
                            -----------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (128,975)   (3,435,375)    (2,069,729)   (60,943)  (139,096)  (234,349)
                            -----------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $ (97,280)   (3,221,056)    (1,864,376)   (62,824)  (142,858)  (216,042)
                            =======================================================================

                 See accompanying notes to financial statements

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          --------------------------------------------------------------------------
                                                     OPPENHEIMER             OPPENHEIMER
                          OPPENHEIMER                  CAPITAL                   GLOBAL
                            BALANCED    OPPENHEIMER APPRECIATION             SECURITIES
                           FUND/VA --     CAPITAL    FUND/VA --  OPPENHEIMER  FUND/VA -- OPPENHEIMER
                            SERVICE    APPRECIATION    SERVICE    CORE BOND    SERVICE   HIGH INCOME
                             SHARES       FUND/VA      SHARES      FUND/VA      SHARES     FUND/VA
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   234,116         698            --     38,746      124,368     12,413
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       128,884       5,835        64,493     10,760      139,249      2,275
                          ------------------------------------------------------------------------
Net investment income
   (expense)                  105,232      (5,137)      (64,493)    27,986      (14,881)    10,138
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (457,627)     14,914        61,730    (59,063)    (366,407)   (16,123)
   Change in unrealized
      appreciation
      (depreciation)       (3,614,996)   (223,769)   (2,327,029)  (283,038)  (4,045,316)  (151,744)
   Capital gain
      distributions           347,848          --            --         --      554,465         --
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (3,724,775)   (208,855)   (2,265,299)  (342,101)  (3,857,258)  (167,867)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(3,619,543)   (213,992)   (2,329,792)  (314,115)  (3,872,139)  (157,729)
                          ========================================================================

                 See accompanying notes to financial statements

                                                                                  PIMCO VARIABLE
                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)         INSURANCE TRUST
                          ------------------------------------------------ ----------------------------
                                                                                              PIMCO
                                                                                          FOREIGN BOND
                                       OPPENHEIMER                                          PORTFOLIO
                          OPPENHEIMER  MAIN STREET             OPPENHEIMER      PIMCO     (U.S. DOLLAR-
                          MAIN STREET   SMALL CAP                 MIDCAP     ALL ASSET     HEDGED) --
                           FUND/VA --   FUND/VA -- OPPENHEIMER  FUND/VA --  PORTFOLIO -- ADMINISTRATIVE
                            SERVICE      SERVICE      MIDCAP     SERVICE   ADVISOR CLASS     CLASS
                            SHARES        SHARES     FUND/VA      SHARES       SHARES        SHARES
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   182,209      69,028         --          --       68,961         3,764
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)               141,796     143,801      4,715       3,884       18,996         2,032
                          -------------------------------------------------------------------------
Net investment income
   (expense)                   40,413     (74,773)    (4,715)     (3,884)      49,965         1,732
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (271,746) (1,982,006)   (29,684)        158      (77,271)       (1,116)
   Change in unrealized
      appreciation
      (depreciation)       (3,112,991) (2,549,518)  (175,824)   (151,766)    (211,371)       (5,619)
   Capital gain
      distributions           413,156     402,836         --          --        2,356            --
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (2,971,581) (4,128,688)  (205,508)   (151,608)    (286,286)       (6,735)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(2,931,168) (4,203,461)  (210,223)   (155,492)    (236,321)       (5,003)
                          =========================================================================

                 See accompanying notes to financial statements

                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)           THE PRUDENTIAL SERIES FUND
                          ------------------------------------------------------------ ---------------------------
                                              PIMCO
                               PIMCO        LONG-TERM         PIMCO          PIMCO
                            HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN  JENNISON 20/20
                            PORTFOLIO --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --      FOCUS       JENNISON
                          ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  PORTFOLIO --  PORTFOLIO --
                               CLASS           CLASS          CLASS          CLASS        CLASS II      CLASS II
                              SHARES          SHARES         SHARES         SHARES         SHARES        SHARES
                          ----------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   421,516        840,535       1,536,826     1,772,358         379,958          54
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                 84,166        320,048         642,703       497,071          96,769       1,278
                           ------------------------------------------------------------------------------------
Net investment income
   (expense)                   337,350        520,487         894,123     1,275,287         283,189      (1,224)
                           ------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (343,538)       158,012        (958,452)      128,645      (3,300,452)        797
   Change in unrealized
      appreciation
      (depreciation)        (1,246,784)     1,524,526      (1,523,887)     (703,836)       (310,818)    (37,192)
   Capital gain
      distributions             21,186         96,028         267,841       262,510              --          --
                           ------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (1,569,136)     1,778,566      (2,214,498)     (312,681)     (3,611,270)    (36,395)
                           ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(1,231,786)     2,299,053      (1,320,375)      962,606      (3,328,081)    (37,619)
                           ====================================================================================

                 See accompanying notes to financial statements

                          THE PRUDENTIAL                THE UNIVERSAL
                            SERIES FUND       RYDEX     INSTITUTIONAL      VAN KAMPEN LIFE            XTF
                            (CONTINUED)  VARIABLE TRUST  FUNDS, INC.       INVESTMENT TRUST     ADVISORS TRUST
                          -------------- -------------- ------------- ------------------------- --------------
                              NATURAL                     EQUITY AND     CAPTIAL
                             RESOURCES                      INCOME       GROWTH      COMSTOCK       ETF 60
                           PORTFOLIO --                  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             CLASS II     NASDAQ-100(R)    CLASS II     CLASS II     CLASS II      CLASS II
                              SHARES          FUND          SHARES       SHARES       SHARES        SHARES
                          ------------------------------------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                 JANUARY 1 TO
                                               YEAR ENDED DECEMBER 31, 2008                      JUNE 20, 2008
                          --------------------------------------------------------------------- --------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   436,746         1,403        36,028           885       229,375      20,217
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                 57,120        13,868        24,571         6,928       154,828      12,052
                           -------------------------------------------------------------------------------
Net investment income
   (expense)                   379,626       (12,465)       11,457        (6,043)       74,547       8,165
                           -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (700,227)        2,733       (30,477)       (9,613)   (3,666,586)    (54,085)
   Change in unrealized
      appreciation
      (depreciation)        (2,187,467)     (440,816)     (318,621)     (253,241)   (1,366,649)     23,130
   Capital gain
      distributions                 --            --        28,638            --       423,761          --
                           -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (2,887,694)     (438,083)     (320,460)     (262,854)   (4,609,474)    (30,955)
                           -------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(2,508,068)     (450,548)     (309,003)     (268,897)   (4,534,927)    (22,790)
                           ===============================================================================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                      Statements of Changes in Net Assets

                                                             AIM VARIABLE INSURANCE FUNDS
                                                      -----------------------------------------
                                                                              AIM V.I. CAPITAL
                                                          AIM V.I. BASIC        APPRECIATION
                                                          VALUE FUND --            FUND --
                              CONSOLIDATED TOTAL         SERIES II SHARES      SERIES I SHARES
                          ----------------------------------------------------------------------
                                   YEAR ENDED               YEAR ENDED           YEAR ENDED
                                  DECEMBER 31,             DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------------
                               2008          2007        2008        2007      2008      2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  13,671,607    9,419,308      13,536    (29,222)   (9,596)  (14,266)
   Net realized gain
      (loss) on
      investments           (76,591,607)  14,660,452     (81,872)    87,724   (13,852)   25,357
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (238,792,657) (11,661,873) (1,399,813)  (185,047) (311,833)   76,728
   Capital gain
      distributions          19,381,088   25,528,989     297,470    132,746        --        --
                          ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations        (282,331,569)  37,946,876  (1,170,679)     6,201  (335,281)   87,819
                          ---------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             280,286,058  301,810,458       2,365     35,541     7,282    40,626
   Death benefits           (13,091,387)  (6,811,225)     (2,972)    (7,690)       --        --
   Surrenders               (51,975,202) (48,489,087)   (133,080)  (180,083) (120,780) (101,179)
   Administrative
      expenses               (1,452,204)    (398,715)     (1,572)    (1,896)     (390)     (417)
   Transfers between
      subaccounts
      (including fixed
      account), net         (12,505,202)  17,347,893      33,974    (84,210)  (68,917)  (13,996)
                          ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       201,262,063  263,459,324    (101,285)  (238,338) (182,805)  (74,966)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets               (81,069,506) 301,406,200  (1,271,964)  (232,137) (518,086)   12,853
Net assets at beginning
   of year                  781,166,034  479,759,834   2,313,021  2,545,158   885,116   872,263
                          ---------------------------------------------------------------------
Net assets at end of
   year                   $ 700,096,528  781,166,034   1,041,057  2,313,021   367,030   885,116
                          =====================================================================
Changes in units
   (note 5):
   Units purchased                                        24,629     15,090     6,208     7,270
   Units redeemed                                        (32,255)   (28,588)  (26,869)  (14,212)
                                                      -----------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners                                     (7,626)   (13,498)  (20,661)   (6,942)
                                                      =========================================

                 See accompanying notes to financial statements

                                      AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                          ---------------------------------------------------------------
                              AIM V.I. CORE      AIM V.I. GLOBAL   AIM V.I. INTERNATIONAL
                             EQUITY FUND --    REAL ESTATE FUND --     GROWTH FUND --
                             SERIES I SHARES     SERIES II SHARES     SERIES II SHARES
                          ---------------------------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008       2007      2008      2007       2008       2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   3,991    (5,100)   41,754    39,697    (117,245)   (64,434)
   Net realized gain
      (loss) on
      investments            (2,589)   30,510  (174,262)   (7,880) (2,659,580)   276,749
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (246,261)   40,047  (157,184) (152,226) (2,800,087)   253,716
   Capital gain
      distributions              --        --    56,352    79,848      94,604         --
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (244,859)   65,457  (233,340)  (40,561) (5,482,308)   466,031
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              76,080     9,069    61,354    70,306   5,912,728  4,459,737
   Death benefits            (3,016)  (13,962)     (427)       --     (12,659)        --
   Surrenders              (133,524) (166,387)  (17,610)   (2,095)   (353,337)  (172,578)
   Administrative
      expenses                 (291)     (235)     (213)     (137)    (22,919)    (2,631)
   Transfers between
      subaccounts
      (including fixed
      account), net         (56,764)   18,311    67,012   285,964  (2,132,205)   (47,395)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (117,515) (153,204)  110,116   354,038   3,391,608  4,237,133
                          --------------------------------------------------------------
Increase (decrease) in
   net assets              (362,374)  (87,747) (123,224)  313,477  (2,090,700) 4,703,164
Net assets at beginning
   of year                  879,605   967,352   576,843   263,366   7,486,278  2,783,114
                          --------------------------------------------------------------
Net assets at end of
   year                   $ 517,231   879,605   453,619   576,843   5,395,578  7,486,278
                          ==============================================================
Changes in units
   (note 5):
   Units purchased           11,870     4,384   153,405    43,190   1,804,230    615,486
   Units redeemed           (21,408)  (17,441) (126,535)  (17,343) (1,594,271)  (286,768)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (9,538)  (13,057)   26,870    25,847     209,959    328,718
                          ==============================================================

                 See accompanying notes to financial statements

                              AIM VARIABLE
                             INSURANCE FUNDS
                               (CONTINUED)               THE ALGER AMERICAN FUND
                          -------------------- ------------------------------------------
                                                  ALGER AMERICAN
                           AIM V.I. LARGE CAP    LARGECAP GROWTH       ALGER AMERICAN
                           GROWTH -- SERIES I      PORTFOLIO --     SMALLCAP PORTFOLIO --
                                 SHARES          CLASS O SHARES        CLASS O SHARES
                          -------------------- ------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008       2007      2008      2007       2008       2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (3,708)   (3,408)   (2,987)   (5,462)    (5,057)     (9,413)
   Net realized gain
      (loss) on
      investments             1,056     5,947   (22,103)  (14,615)    13,561      92,728
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (107,755)   24,697  (134,887)  106,611   (224,236)     18,903
   Capital gain
      distributions              --        --        --        --      5,359          --
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (110,407)   27,236  (159,977)   86,534   (210,373)    102,218
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,200     9,700        --        --         --       3,075
   Death benefits                --        --        --        --         --          --
   Surrenders               (13,870)  (34,208) (113,126) (153,806)  (102,128)   (299,575)
   Administrative
      expenses                 (284)     (323)     (185)     (366)      (318)       (549)
   Transfers between
      subaccounts
      (including fixed
      account), net          29,932    45,952   (47,940)  (34,948)   (43,248)    (33,228)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
          transactions       20,978    21,121  (161,251) (189,120)  (145,694)   (330,277)
                          --------------------------------------------------------------
Increase (decrease) in
   net assets               (89,429)   48,357  (321,228) (102,586)  (356,067)   (228,059)
Net assets at beginning
   of year                  260,900   212,543   471,916   574,502    548,966     777,025
                          --------------------------------------------------------------
Net assets at end of
   year                   $ 171,471   260,900   150,688   471,916    192,899     548,966
                          ==============================================================
Changes in units
   (note 5):
   Units purchased           10,700     5,494        66       511      1,140       3,013
   Units redeemed            (8,851)   (3,857)  (14,277)  (16,188)   (14,672)    (28,896)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         1,849     1,637   (14,211)  (15,677)   (13,532)    (25,883)
                          ==============================================================

                 See accompanying notes to financial statements

                                  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ---------------------------------------------------------------------
                              ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                           BALANCED WEALTH STRATEGY  GLOBAL TECHNOLOGY      GROWTH AND INCOME
                             PORTFOLIO -- CLASS B   PORTFOLIO -- CLASS B  PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------
                                       PERIOD FROM
                           YEAR ENDED  AUGUST 27 TO      YEAR ENDED           YEAR ENDED
                          DECEMBER 31, DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------------
                              2008         2007        2008      2007        2008       2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    77,318      (6,821)    (6,042)   (7,919)     177,742     (6,788)
   Net realized gain
      (loss) on
      investments            (408,918)       (445)      (445)   12,286     (589,689)   262,541
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,783,788)    (13,879)  (256,006)   77,674   (4,130,522)  (395,340)
   Capital gain
      distributions           119,376          --         --        --    1,065,560    444,535
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations        (1,996,012)    (21,145)  (262,493)   82,041   (3,476,909)   304,948
                          --------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             3,944,313   2,634,257      6,410    80,355      106,753    156,333
   Death benefits                  --          --         --        --      (37,811)   (43,213)
   Surrenders                (118,850)     (6,401)   (66,666)  (21,346)    (609,012)  (803,175)
   Administrative
      expenses                (19,359)         --       (558)     (756)      (4,433)    (4,784)
   Transfers between
      subaccounts
      (including fixed
      account), net           390,398      79,670    (74,038)   31,839       91,227    158,962
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       4,196,502   2,707,526   (134,852)   90,092     (453,276)  (535,877)
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets               2,200,490   2,686,381   (397,345)  172,133   (3,930,185)  (230,929)
Net assets at beginning
   of year                  2,686,381          --    641,944   469,811    9,232,454  9,463,383
                          --------------------------------------------------------------------
Net assets at end of
   year                   $ 4,886,871   2,686,381    244,599   641,944    5,302,269  9,232,454
                          ====================================================================
Changes in units
   (note 5):
   Units purchased
                              775,023     277,103      8,055     8,461      322,992     65,142
   Units redeemed
                             (328,867)    (12,703)   (17,123)   (3,377)    (317,809)  (105,502)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         446,156     264,400     (9,068)    5,084        5,183    (40,360)
                          ====================================================================

                 See accompanying notes to financial statements

                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                          ---------------------------------------------------------------------
                              ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                             INTERNATIONAL VALUE       LARGE CAP GROWTH      SMALL CAP GROWTH
                             PORTFOLIO -- CLASS B    PORTFOLIO -- CLASS B  PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------
                                  YEAR ENDED              YEAR ENDED            YEAR ENDED
                                 DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                          ---------------------------------------------------------------------
                               2008         2007        2008       2007       2008      2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $     49,721      51,896     (28,510)   (37,624)   (2,512)   (2,103)
   Net realized gain
      (loss) on
      investments          (12,865,615)    385,567      (7,470)    82,890     5,611    11,680
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (5,345,824)   (570,328)   (891,738)   214,898  (104,332)    4,325
   Capital gain
      distributions            977,160     223,128          --         --        --        --
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (17,184,558)     90,263    (927,718)   260,164  (101,233)   13,902
                          -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             12,850,308  10,720,562      41,219     91,923    20,056    24,635
   Death benefits              (28,907)         --     (11,954)   (53,340)       --        --
   Surrenders                 (690,131)   (512,365)   (148,990)  (284,740)  (22,418)  (17,157)
   Administrative
      expenses                 (45,126)     (4,894)     (1,396)    (1,689)     (181)      (48)
   Transfers between
      subaccounts
      (including fixed
      account), net         (4,644,993)    797,044    (114,057)    (9,944)   72,056    27,099
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        7,441,151  11,000,347    (235,178)  (257,790)   69,513    34,529
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets               (9,743,407) 11,090,610  (1,162,896)     2,374   (31,720)   48,431
Net assets at beginning
   of year                  17,244,542   6,153,932   2,366,141  2,363,767   164,813   116,382
                          -------------------------------------------------------------------
Net assets at end of year $  7,501,135  17,244,542   1,203,245  2,366,141   133,093   164,813
                          ===================================================================
Changes in units
   (note 5):
   Units purchased           4,963,563   1,498,980      32,479     21,136    11,039     5,932
   Units redeemed           (4,946,748)   (640,405)    (63,277)   (45,993)   (3,863)   (3,299)
                          -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           16,815     858,575     (30,798)   (24,857)    7,176     2,633
                          ===================================================================

                 See accompanying notes to financial statements

                                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ------------------------------------------------------------
                           VP INCOME & GROWTH    VP INTERNATIONAL       VP ULTRA(R)
                            FUND -- CLASS I       FUND -- CLASS I     FUND -- CLASS I
                          ------------------------------------------------------------
                                 YEAR ENDED         YEAR ENDED           YEAR ENDED
                                DECEMBER 31,       DECEMBER 31,         DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007       2008       2007       2008     2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   2,695   (1,947)    (26,422)   (27,043)   (9,060) (13,115)
   Net realized gain
      (loss) on
      investments          (109,790)  18,204    (755,717)   162,772   (26,637)  15,988
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (287,987) (50,387)   (965,730)   163,255  (372,925) 143,362
   Capital gain
      distributions          84,637       --     228,695         --    93,437       --
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (310,445) (34,130) (1,519,174)   298,984  (315,185) 146,235
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,800   25,908     514,083  1,470,691     4,462   17,131
   Death benefits                --  (36,201)     (4,779)        --        --       --
   Surrenders               (17,999) (19,270)   (102,448)   (90,167)  (72,403) (19,588)
   Administrative
      expenses                 (352)    (420)     (1,533)      (793)     (832)  (1,115)
   Transfers between
      subaccounts
      (including fixed
      account), net          (2,726) 483,904      (8,611)  (106,700) (111,007) (57,901)
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (15,277) 453,921     396,712  1,273,031  (179,780) (61,473)
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (325,722) 419,791  (1,122,462) 1,572,015  (494,965)  84,762
Net assets at beginning
   of year                  884,975  465,184   2,771,124  1,199,109   855,772  771,010
                          ------------------------------------------------------------
Net assets at end of year $ 559,253  884,975   1,648,662  2,771,124   360,807  855,772
                          ============================================================
Changes in units
   (note 5):
   Units purchased           28,327   33,491   1,002,858    429,062    13,008    3,978
   Units redeemed           (29,276)  (7,157)   (976,559)  (325,079)  (28,541)  (8,280)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          (949)  26,334      26,299    103,983   (15,533)  (4,302)
                          ============================================================

                 See accompanying notes to financial statements

                             AMERICAN CENTURY      AMERICAN CENTURY
                           VARIABLE PORTFOLIOS,   VARIABLE PORTFOLIOS  BLACKROCK VARIABLE
                             INC. (CONTINUED)          II, INC.        SERIES FUNDS, INC.
                          ---------------------  --------------------  ------------------
                                                     VP INFLATION        BLACKROCK BASIC
                             VP VALUE FUND --     PROTECTION FUND --   VALUE V.I. FUND --
                                 CLASS I               CLASS II             CLASS III
                          ---------------------------------------------------------------
                                YEAR ENDED            YEAR ENDED           YEAR ENDED
                               DECEMBER 31,          DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007       2008       2007       2008     2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   96,603    105,885      27,936    34,279     4,164     6,629
   Net realized gain
      (loss) on
      investments           (224,057)     1,817      27,750    (3,703)  (69,738)    4,210
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (484,424)  (296,721)    241,711    39,836  (263,691) (106,879)
   Capital gain
      distributions          117,516     60,710          --        --     7,664    92,003
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (494,362)  (128,309)    297,397    70,412  (321,601)   (4,037)
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               67,688    118,289   1,418,634   379,271   109,681   148,718
   Death benefits                 --         --          --        --        --        --
   Surrenders                (92,106)   (23,822)   (138,512)  (37,744)  (14,645)  (17,624)
   Administrative
      expenses                  (570)      (641)    (13,214)     (882)     (999)     (757)
   Transfers between
      subaccounts
      (including fixed
      account), net         (308,488)  (141,047) 10,967,846  (330,511)  (20,198)   93,613
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (333,476)   (47,221) 12,234,754    10,134    73,839   223,950
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (827,838)  (175,530) 12,532,151    80,546  (247,762)  219,913
Net assets at beginning
   of year                 1,810,469  1,985,999     994,309   913,763   759,577   539,664
                          ---------------------------------------------------------------
Net assets at end of year $  982,631  1,810,469  13,526,460   994,309   511,815   759,577
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            38,929     46,054   1,759,525   163,039    28,269    22,331
   Units redeemed            (66,945)   (50,997)   (524,601) (161,632)  (21,054)   (5,581)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (28,016)    (4,943)  1,234,924     1,407     7,215    16,750
                          ===============================================================

                 See accompanying notes to financial statements

                                BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                          ---------------------------------------------------------------
                                                     BLACKROCK LARGE   BLACKROCK VALUE
                              BLACKROCK GLOBAL       CAP GROWTH V.I.    OPPORTUNITIES
                           ALLOCATION V.I. FUND --       FUND --         V.I. FUND --
                                  CLASS III             CLASS III         CLASS III
                          ---------------------------------------------------------------
                                 YEAR ENDED            YEAR ENDED         YEAR ENDED
                                DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                          ---------------------------------------------------------------
                              2008         2007       2008     2007     2008      2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    522,308     711,718   (1,879)  (1,824)    7,026   19,516
   Net realized gain
      (loss) on
      investments           (1,957,042)    255,126   (3,951)     519  (199,844) (83,476)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (12,106,344)   (555,721) (65,678)   6,253   (12,016) (23,665)
   Capital gain
      distributions            270,226   1,442,217       --       --     5,154   74,370
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (13,270,852)  1,853,340  (71,508)   4,948  (199,680) (13,255)
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             39,045,330  25,789,400       --   14,365    56,086   55,743
   Death benefits              (21,987)         --       --       --        --       --
   Surrenders               (1,257,238)   (483,075)  (8,336)    (887)  (10,614) (39,474)
   Administrative
      expenses                (158,840)       (633)     (82)     (72)     (713)    (866)
   Transfers between
      subaccounts
      (including fixed
      account), net         (1,034,135)    753,858  111,849   70,893   (58,323)  (6,485)
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       36,573,130  26,059,550  103,431   84,299   (13,564)   8,918
                          -------------------------------------------------------------
Increase (decrease) in
   net assets               23,302,278  27,912,890   31,923   89,247  (213,244)  (4,337)
Net assets at beginning
   of year                  32,465,734   4,552,844  175,363   86,116   506,031  510,368
                          -------------------------------------------------------------
Net assets at end of year $ 55,768,012  32,465,734  207,286  175,363   292,787  506,031
                          =============================================================
Changes in units
   (note 5):
   Units purchased           5,953,531   3,134,729   16,078    6,455    24,201    9,369
   Units redeemed           (2,365,304)   (824,229)  (2,355)    (108)  (23,872)  (8,661)
                          -------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        3,588,227   2,310,500   13,723    6,347       329      708
                          =============================================================

                 See accompanying notes to financial statements

                             COLUMBIA FUNDS VARIABLE INSURANCE TRUST I         DREYFUS
                          ----------------------------------------------  -----------------
                                                                             THE DREYFUS
                                                     COLUMBIA MARSICO          SOCIALLY
                                                       INTERNATIONAL         RESPONSIBLE
                             COLUMBIA MARSICO       OPPORTUNITIES FUND,      GROWTH FUND,
                           GROWTH FUND, VARIABLE         VARIABLE              INC. --
                             SERIES -- CLASS A       SERIES -- CLASS B      INITIAL SHARES
                          -----------------------------------------------------------------
                                YEAR ENDED              YEAR ENDED            YEAR ENDED
                               DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                          -----------------------------------------------------------------
                              2008        2007       2008        2007       2008      2007
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
     (expense)            $   (47,348)   (63,109)  1,151,980      18,161    (2,483)  (3,866)
   Net realized gain
      (loss) on
      investments             (25,204)   149,513  (5,065,833)    502,483      (176)   7,382
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,861,702)   529,035  (6,403,419)    768,216  (124,816)  18,248
   Capital gain
      distributions                --         --   1,421,281     201,799        --       --
                          -----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,934,254)   615,439  (8,895,991)  1,490,659  (127,475)  21,764
                          -----------------------------------------------------------------
From capital transactions
  (note 4):
   Net premiums               695,119    190,368   5,959,322   4,980,921     3,550    2,660
   Death benefits              (3,126)  (110,172)    (12,942)    (22,574)       --       83
   Surrenders                (150,487)  (234,858)   (434,258)   (306,073)  (13,452) (23,479)
   Administrative
      expenses                 (3,969)    (3,268)    (22,809)     (4,776)     (475)    (509)
   Transfers between
      subaccounts
      (including fixed
      account), net          (138,673)     8,059  (2,426,767)   (889,316)      944   (2,039)
                          -----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         398,864   (149,871)  3,062,546   3,758,182    (9,433) (23,284)
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets              (1,535,390)   465,568  (5,833,445)  5,248,841  (136,908)  (1,520)
Net assets at beginning
   of year                  4,485,055  4,019,487  11,989,550   6,740,709   363,792  365,312
                          -----------------------------------------------------------------
Net assets at end of
   year                   $ 2,949,665  4,485,055   6,156,105  11,989,550   226,884  363,792
                          =================================================================
Changes in units
   (note 5):
   Units purchased            158,864     38,982   1,937,469     671,288     2,467      639
   Units redeemed             (95,418)   (49,284) (1,853,516)   (390,284)   (3,786)  (3,077)
                          -----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          63,446    (10,302)     83,953     281,004    (1,319)  (2,438)
                          =================================================================

                 See accompanying notes to financial statements

                          DREYFUS INVESTMENT    DREYFUS VARIABLE        DWS VARIABLE
                              PORTFOLIOS         INVESTMENT FUND          SERIES II
                          ------------------  --------------------  --------------------
                             MIDCAP STOCK                              DWS DREMAN HIGH
                             PORTFOLIO --         MONEY MARKET      RETURN EQUITY VIP --
                            INITIAL SHARES          PORTFOLIO          CLASS B SHARES
                          --------------------------------------------------------------
                              YEAR ENDED           YEAR ENDED            YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                          --------------------------------------------------------------
                             2008      2007      2008       2007       2008       2007
                          --------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  10,298    1,885     12,277     32,034     45,240     (5,443)
   Net realized gain
      (loss) on
      investments           (23,003)   1,573         --         (4)  (150,952)    35,947
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (79,245) (23,072)         1         --   (493,411)   (80,268)
   Capital gain
      distributions          15,741   18,840         --         --    129,530      9,045
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations         (76,209)    (774)    12,278     32,030   (469,593)   (40,719)
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,073   35,454     57,365     82,070        357    224,230
   Death benefits                --       --   (483,761)  (820,936)        --    (50,493)
   Surrenders               (14,044) (17,946)   (66,716)   (89,486)    (8,806)    (5,556)
   Administrative
      expenses                 (254)    (153)      (404)      (558)      (895)      (631)
   Transfers between
      subaccounts
      (including fixed
      account), net          10,065   14,757  2,248,624  1,076,288   (156,767)    (8,546)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions           840   32,112  1,755,108    247,378   (166,111)   159,004
                          --------------------------------------------------------------
Increase (decrease) in
   net assets               (75,369)  31,338  1,767,386    279,408   (635,704)   118,285
Net assets at beginning
   of year                  186,961  155,623  1,091,461    812,053  1,056,529    938,244
                          --------------------------------------------------------------
Net assets at end of year $ 111,592  186,961  2,858,847  1,091,461    420,825  1,056,529
                          ==============================================================
Changes in units
   (note 5):
   Units purchased            7,795    5,506    580,181    321,972      9,219     19,928
   Units redeemed            (7,591)  (3,588)  (414,284)  (297,718)   (25,147)   (10,734)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           204    1,918    165,897     24,254    (15,928)     9,194
                          ==============================================================

                 See accompanying notes to financial statements

                                                                    EATON VANCE VARIABLE
                            DWS VARIABLE SERIES II (CONTINUED)             TRUST
                          ---------------------------------------  ----------------------
                             DWS DREMAN SMALL     DWS TECHNOLOGY
                           MID CAP VALUE VIP --        VIP --        VT FLOATING-RATE
                              CLASS B SHARES      CLASS B SHARES        INCOME FUND
                          ---------------------------------------------------------------
                                YEAR ENDED          YEAR ENDED           YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008     2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   81,801     28,032   (2,467)  (3,085)    544,193     500,263
   Net realized gain
      (loss) on
     investments            (206,108)     8,007   (1,320)   5,184  (1,603,994)    (32,394)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (609,285)  (155,018) (87,912)  20,240  (2,996,046)   (478,153)
   Capital gain
      distributions          325,563    121,926       --       --          --          --
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from
         operations         (408,029)     2,947  (91,699)  22,339  (4,055,847)    (10,284)
                          ---------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums               17,648     34,246      468    3,529   4,797,251   3,440,277
   Death benefits                 --    (10,258)      --  (14,513)    (10,814)    (52,908)
   Surrenders                (69,070)   (38,916)  (4,151)  (7,588)   (614,538)   (591,401)
   Administrative
      expenses                  (732)      (785)    (257)    (283)    (17,657)     (5,319)
   Transfers between
       subaccounts
      (including fixed
      account), net         (204,663)   211,966    1,236   (7,181) (5,069,305)  2,171,691
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (256,817)   196,253   (2,704) (26,036)   (915,063)  4,962,340
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (664,846)   199,200  (94,403)  (3,697) (4,970,910)  4,952,056
Net assets at beginning
   of year                 1,312,497  1,113,297  198,881  202,578  13,805,164   8,853,108
                          ---------------------------------------------------------------
Net assets at end of
   year                   $  647,651  1,312,497  104,478  198,881   8,834,254  13,805,164
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            11,222     13,962    2,570      985   1,681,796     723,946
   Units redeemed            (25,677)    (5,510)  (2,609)  (2,653) (1,815,289)   (245,545)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (14,455)     8,452      (39)  (1,668)   (133,493)    478,401
                          ===============================================================

                 See accompanying notes to financial statements

                                                    EVERGREEN
                                                    VARIABLE
                          EATON VANCE VARIABLE       ANNUITY          FEDERATED
                            TRUST (CONTINUED)         TRUST       INSURANCE SERIES
                          ---------------------  --------------  ------------------
                                                  EVERGREEN VA   FEDERATED AMERICAN
                           VT WORLDWIDE HEALTH    OMEGA FUND --  LEADERS FUND II --
                              SCIENCES FUND          CLASS 2       PRIMARY SHARES
                          ---------------------------------------------------------
                                YEAR ENDED         YEAR ENDED        YEAR ENDED
                               DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                          ---------------------------------------------------------
                             2008        2007     2008    2007     2008      2007
                          ---------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (26,247)   (34,049)   (647)   (519)    9,697     7,382
   Net realized gain
      (loss) on
      investments            (64,328)    40,811     118     102   (29,883)   (5,112)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (308,037)    73,879  (9,185)  4,398  (103,993)  (87,778)
   Capital gain
      distributions          236,310     17,816      --      --    47,444    50,173
                          ---------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from
         operations         (162,302)    98,457  (9,714)  3,981   (76,735)  (35,335)
                          ---------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               48,910    140,961  31,839      --       397       361
   Death benefits                 --     (6,969)     --      --        --        --
   Surrenders                (69,236)  (126,063)    (97)     --   (43,019) (224,584)
   Administrative
      expenses                (2,758)    (3,087)    (74)    (82)     (194)     (333)
   Transfers between
      subaccounts
      (including fixed
      account), net         (788,799)    (7,471)   (890)     87    (1,248)  (50,198)
                          ---------------------------------------------------------
      Increase
        (decrease) in
        net assets
        from capital
        transactions        (811,883)    (2,629) 30,778       5   (44,064) (274,754)
                          ---------------------------------------------------------
Increase (decrease) in
   net assets               (974,185)    95,828  21,064   3,986  (120,799) (310,089)
Net assets at beginning
   of year                 2,220,191  2,124,363  43,460  39,474   245,659   555,748
                          ---------------------------------------------------------
Net assets at end of year
                          $1,246,006  2,220,191  64,524  43,460   124,860   245,659
                          =========================================================
Changes in units (note
   5):
   Units purchased            22,925     30,159   4,751       8       162       199
   Units redeemed            (79,663)   (30,610)   (141)     (7)   (4,713)  (21,066)
                          ---------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (56,738)      (451)  4,610       1    (4,551)  (20,867)
                          =========================================================

                 See accompanying notes to financial statements

                                       FEDERATED INSURANCE SERIES (CONTINUED)
                          -------------------------------------------------------------
                                                FEDERATED HIGH
                           FEDERATED CAPITAL      INCOME BOND     FEDERATED HIGH INCOME
                                INCOME            FUND II --         BOND FUND II --
                                FUND II         PRIMARY SHARES        SERVICE SHARES
                          -------------------------------------------------------------
                              YEAR ENDED          YEAR ENDED            YEAR ENDED
                             DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
                          -------------------------------------------------------------
                            2008      2007      2008      2007       2008        2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  7,040    13,676    20,337    28,762     597,581    451,146
   Net realized gain
      (loss) on
      investments
                           (16,412)  (26,846)  (14,619)   (2,577)   (531,173)       110
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (27,739)   22,095   (51,883)  (17,391) (1,665,222)  (339,224)
   Capital gain
      distributions             --        --        --        --          --         --
                          -------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (37,111)    8,925   (46,165)    8,794  (1,598,814)   112,032
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                420       218        --       109      73,647    943,318
   Death benefits               --        --        --        --      (5,930)   (17,616)
   Surrenders              (18,851) (149,227)  (27,602) (250,534)   (516,599)  (497,408)
   Administrative
      expenses                (161)     (257)     (166)     (342)     (8,470)    (9,360)
   Transfers between
      subaccounts
      (including fixed
      account), net        (40,429)      689   (71,553)       90  (2,403,964)   657,284
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (59,021) (148,577)  (99,321) (250,677) (2,861,316) 1,076,218
                          -------------------------------------------------------------
Increase (decrease) in
   net assets              (96,132) (139,652) (145,486) (241,883) (4,460,130) 1,188,250
Net assets at beginning
   of year                 218,885   358,537   263,765   505,648   8,283,719  7,095,469
                          -------------------------------------------------------------
Net assets at end of year $122,753   218,885   118,279   263,765   3,823,589  8,283,719
                          =============================================================
Changes in units
   (note 5):
   Units purchased             353       597       371        27      73,233    153,908
   Units redeemed           (6,655)  (15,605)   (8,222)  (19,477)   (290,078)   (77,102)
                          -------------------------------------------------------------
   Net increase
      (decrease)
      in units from
      capital
      transactions with
      contract owners       (6,302)  (15,008)   (7,851)  (19,450)   (216,845)    76,806
                          =============================================================

                 See accompanying notes to financial statements

                            FEDERATED INSURANCE    FIDELITY(R) VARIABLE INSURANCE PRODUCTS
                             SERIES (CONTINUED)                      FUND
                          -----------------------  ---------------------------------------
                                                       VIP ASSET            VIP ASSET
                                                       MANAGER(SM)         MANAGER(SM)
                          FEDERATED KAUFMANN FUND    PORTFOLIO --     PORTFOLIO -- SERVICE
                           II -- SERVICE SHARES      INITIAL CLASS      SERVICE CLASS 2
                          ----------------------------------------------------------------
                                  YEAR ENDED           YEAR ENDED          YEAR ENDED
                                 DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007       2008      2007      2008      2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    55,453      3,970     17,071   14,919     69,818     43,661
   Net realized gain
      (loss) on
       investments            (29,397)   177,168     (2,553)   2,450    (53,230)    20,147
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,024,613)   361,688   (104,649)  12,213   (419,350)    44,163
   Capital gain
      distributions           258,870    135,417     10,437    7,974     44,982     33,070
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (1,739,687)   678,243    (79,694)  37,556   (357,780)   141,041
                          ----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               310,102    262,274         --       --         --     30,805
   Death benefits              (8,160)        --         --       --         --    (16,030)
   Surrenders                (245,143)  (261,854)   (45,782) (25,450)   (55,583)   (16,506)
   Administrative
      expenses                 (5,256)    (2,672)      (124)    (167)    (1,443)    (1,760)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,305,425     69,331    (52,111)  56,173    120,546   (191,626)
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       2,356,968     67,079    (98,017)  30,556     63,520   (195,117)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets                 617,281    745,322   (177,711)  68,112   (294,260)   (54,076)
Net assets at beginning
   of year                  4,211,357  3,466,035    347,079  278,967  1,091,637  1,145,713
                          ----------------------------------------------------------------
Net assets at end of year $ 4,828,638  4,211,357    169,368  347,079    797,377  1,091,637
                          ================================================================
Changes in units
   (note 5):
   Units purchased            524,036     44,239          2    5,387     37,039      5,957
   Units redeemed            (148,102)   (41,006)    (7,727)  (3,247)   (33,418)   (22,482)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         375,934      3,233     (7,725)   2,140      3,621    (16,525)
                          ================================================================

                 See accompanying notes to financial statements

                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------------------
                           VIP BALANCED PORTFOLIO --  VIP CONTRAFUND(R) PORTFOLIO --  VIP CONTRAFUND(R) PORTFOLIO --
                                SERVICE CLASS 2            INITIAL CLASS                      SERVICE CLASS 2
                          ------------------------------------------------------------------------------------------
                                   YEAR ENDED                   YEAR ENDED                       YEAR ENDED
                                  DECEMBER 31,                 DECEMBER 31,                     DECEMBER 31,
                          ------------------------------------------------------------------------------------------
                               2008         2007           2008            2007             2008            2007
                          ------------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $    97,973       80,958          (7,333)     90,007           (255,781)      1,389,254
   Net realized gain
      (loss) on
      investments             (362,026)      44,872        (140,631)    291,413         (8,056,868)        607,081
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (4,739,883)     (29,350)       (835,757)   (455,154)        (9,433,071)     (4,700,359)
   Capital gain
      distributions            189,335       18,797          53,552     494,352            828,458       7,155,115
                           ---------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (4,814,601)     115,277        (930,169)    420,618        (16,917,262)      4,451,091
                           ---------------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              3,115,008    6,616,138             420          --          6,644,075       7,247,959
   Death benefits              (16,652)          --          (4,285)    (18,709)           (13,957)       (191,776)
   Surrenders                 (399,707)    (149,088)       (385,385) (1,130,744)        (1,698,070)     (1,485,255)
   Administrative
      expenses                 (22,837)        (705)         (1,771)     (2,530)           (46,964)        (33,218)
   Transfers between
      subaccounts
      (including fixed
      account), net          4,245,605      362,223         (50,997)    (54,192)        (8,259,869)      1,238,234
                           ---------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        6,921,417    6,828,568        (442,018) (1,206,175)        (3,374,785)      6,775,944
                           ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                2,106,816    6,943,845      (1,372,187)   (785,557)       (20,292,047)     11,227,035
Net assets at beginning
   of year                   8,065,454    1,121,609       2,422,731   3,208,288         36,515,593      25,288,558
                           ---------------------------------------------------------------------------------------
Net assets at end of
   year                    $10,172,270    8,065,454       1,050,544   2,422,731         16,223,546      36,515,593
                           =======================================================================================
Changes in units
   (note 5):
   Units purchased           1,080,031      870,587           7,002       4,954          2,321,448       1,012,202
   Units redeemed             (360,428)    (243,996)        (35,429)    (69,725)        (2,764,704)       (503,142)
                           ----------------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          719,603      626,591         (28,427)    (64,771)          (443,256)        509,060
                           ========================================================================================

                 See accompanying notes to financial statements

                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -----------------------------------------------------------------------------------
                             VIP DYNAMIC CAPITAL
                          APPRECIATION PORTFOLIO --       VIP EQUITY-INCOME           VIP EQUITY-INCOME
                               SERVICE CLASS 2       PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2
                          -----------------------------------------------------------------------------------
                                  YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                          -----------------------------------------------------------------------------------
                                 2008      2007            2008       2007            2008        2007
                          -----------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)               $  (3,352)  15,140            9,204      8,466          (32,917)    127,023
   Net realized gain
      (loss) on
      investments               (12,215)     582          (26,859)   132,434       (4,489,060)    135,271
   Change in unrealized
      appreciation
      (depreciation) on
      investments              (147,035) (31,719)        (458,142)  (200,131)      (2,855,058) (1,503,396)
   Capital gain
      distributions               2,237   22,592              945     94,474           11,727   1,047,873
                              ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations       (160,365)   6,595         (474,852)    35,243       (7,365,308)   (193,229)
                              ---------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                   7,383   78,844              817        361        4,044,927   2,545,650
   Death benefits                    --       --               --    (66,229)         (29,258)    (39,436)
   Surrenders                   (17,131)  (2,648)         (98,375)  (670,417)        (700,190)   (609,621)
   Administrative
      expenses                     (370)    (344)            (542)      (873)         (17,246)     (6,998)
   Transfers between
      subaccounts
      (including fixed
      account), net              (3,308)  92,435          (37,458)    12,193       (4,315,692)  2,845,415
                              ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions           (13,426) 168,287         (135,558)  (724,965)      (1,017,459)  4,735,010
                              ---------------------------------------------------------------------------
Increase (decrease) in
   net assets                  (173,791) 174,882         (610,410)  (689,722)      (8,382,767)  4,541,781
Net assets at beginning
   of year                      390,432  215,550        1,198,653  1,888,375       13,459,326   8,917,545
                              ---------------------------------------------------------------------------
Net assets at end of year     $ 216,641  390,432          588,243  1,198,653        5,076,559  13,459,326
                              ===========================================================================
Changes in units
   (note 5):
   Units purchased                2,683   10,204            1,810      4,144        1,722,952     573,179
   Units redeemed                (3,193)    (251)         (12,216)   (49,623)      (2,095,114)   (172,077)
                              ---------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners              (510)   9,953          (10,406)   (45,479)        (372,162)    401,102
                              ===========================================================================

                 See accompanying notes to financial statements

                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------------
                             VIP GROWTH & INCOME         VIP GROWTH & INCOME         VIP GROWTH OPPORTUNITIES
                          PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2  PORTFOLIO -- INITIAL CLASS
                          ------------------------------------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                          ------------------------------------------------------------------------------------
                                  2008     2007              2008       2007              2008      2007
                          ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)               $   7,636    26,561            36,207     90,309            (2,322)   (5,725)
   Net realized gain
      (loss) on
      investments                (3,314)   79,811          (139,819)   106,515             1,269    27,196
   Change in unrealized
      appreciation
      (depreciation) on
      investments              (213,132)  (35,691)       (1,427,366)    98,077          (158,724)   62,191
   Capital gain
      distributions              40,103    11,590           237,879     46,764                --        --
                              ----------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations       (168,707)   82,271        (1,293,099)   341,665          (159,777)   83,662
                              ----------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                      --       150            59,847     53,422            11,706    10,488
   Death benefits               (40,403)  (15,563)               --         82                --        --
   Surrenders                  (145,442) (402,304)         (232,588)  (224,086)          (64,168) (178,600)
   Administrative
      expenses                     (378)     (721)           (1,360)    (1,763)             (170)     (387)
   Transfers between
      subaccounts
      (including fixed
      account), net              (7,362)  (25,643)         (769,676)   (48,784)              552    (1,685)
                              ----------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions          (193,585) (444,081)         (943,777)  (221,129)          (52,080) (170,184)
                              ----------------------------------------------------------------------------
   Increase (decrease) in
      net assets               (362,292) (361,810)       (2,236,876)   120,536          (211,857)  (86,522)
   Net assets at
      beginning of year         562,248   924,058         3,625,417  3,504,881           331,110   417,632
                              ----------------------------------------------------------------------------
   Net assets at end of
      year                    $ 199,956   562,248         1,388,541  3,625,417           119,253   331,110
                              ============================================================================
Changes in units
   (note 5):
   Units purchased                1,004     1,089            26,270     26,148             1,570     1,074
   Units redeemed               (16,640)  (34,588)         (117,132)   (44,011)           (7,225)  (17,082)
                              ----------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           (15,636)  (33,499)          (90,862)   (17,863)           (5,655)  (16,008)
                              ============================================================================

                 See accompanying notes to financial statements

                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                         ------------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --    VIP INVESTMENT GRADE BOND
                            INITIAL CLASS           SERVICE CLASS 2        PORTFOLIO -- SERVICE CLASS 2
                         ------------------------------------------------------------------------------
                                                                                           PERIOD FROM
                                YEAR ENDED                YEAR ENDED         YEAR ENDED     MAY 1 TO
                               DECEMBER 31,              DECEMBER 31,       DECEMBER 31,  DECEMBER 31,
                         ------------------------------------------------------------------------------
                               2008      2007           2008       2007         2008         2007
                         ------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $  (4,372)    (5,005)      (19,296)   (24,545)         72,393       (20,719)
   Net realized gain
      (loss) on
      investments             (4,714)    (1,175)       50,396     95,966        (408,372)        8,680
   Change in unrealized
      appreciation
      (depreciation)
      on investments        (380,843)   242,071    (1,230,919)   420,000         (79,069)       74,297
   Capital gain
      distributions               --         --            --         --              --            --
                           ---------------------------------------------------------------------------
      Increase
         (decrease) in
          net assets
          from
          operations        (389,929)   235,891    (1,199,819)   491,421        (415,048)       62,258
                           ---------------------------------------------------------------------------
From capital
   transactions
   (note 4):
   Net premiums                  420         --        72,940     22,659       3,773,778     1,918,152
   Death benefits            (40,807)    (2,788)      (14,398)        --          (9,493)           --
   Surrenders               (160,046)  (307,051)     (150,091)  (145,917)       (159,694)      (41,732)
   Administrative
      expenses                  (653)      (854)       (1,361)    (1,571)        (11,841)         (273)
   Transfers between
      subaccounts
      (including fixed
      account), net           (6,524)   (32,614)      247,889    (70,805)     (6,229,446)    1,558,891
                           ---------------------------------------------------------------------------
      Increase
         (decrease) in
          net assets
          from capital
          transactions      (207,610)  (343,307)      154,979   (195,634)     (2,636,696)    3,435,038
                           ---------------------------------------------------------------------------
Increase (decrease) in
   net assets               (597,539)  (107,416)   (1,044,840)   295,787      (3,051,744)    3,497,296
Net assets at beginning
   of year                   997,747  1,105,163     2,367,060  2,071,273       3,497,296            --
                           ---------------------------------------------------------------------------
Net assets at end of
   year                    $ 400,208    997,747     1,322,220  2,367,060         445,552     3,497,296
                           ===========================================================================
Changes in units
   (note 5):
   Units purchased             1,963      4,423        62,650     15,609       1,074,388       426,020
   Units redeemed            (18,775)   (32,685)      (46,560)   (33,991)     (1,375,192)      (78,726)
                           ---------------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (16,812)   (28,262)       16,090    (18,382)       (300,804)      347,294
                           ===========================================================================

                 See accompanying notes to financial statements

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------
                                                                                VIP
                                                       VIP OVERSEAS      VALUE STRATEGIES
                          VIP MID CAP PORTFOLIO --     PORTFOLIO --        PORTFOLIO --
                               SERVICE CLASS 2         INITIAL CLASS      SERVICE CLASS 2
                          ----------------------------------------------------------------
                                 YEAR ENDED             YEAR ENDED          YEAR ENDED
                                DECEMBER 31,           DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------------
                              2008         2007       2008      2007      2008      2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    499,617    (162,993)   14,198    13,591    48,646    20,021
   Net realized gain
      (loss) on
      investments           (2,414,894)    383,360     2,965    81,525   (25,321)      447
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (7,017,321)    432,057  (279,015)  (41,649) (257,888)  (28,076)
   Capital gain
      distributions          1,893,889   1,506,767    50,316    54,485    20,957    10,261
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (7,038,709)  2,159,191  (211,536)  107,952  (213,606)    2,653
                          ----------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums              1,974,369   1,709,732        --        --        --   137,853
   Death benefits              (35,398)   (193,592)   (3,723)  (17,929)    1,726        --
   Surrenders               (1,139,828) (1,260,731) (174,186) (249,768)  (45,386)  (23,078)
   Administrative
      expenses                 (20,352)    (20,032)     (283)     (413)     (409)     (315)
   Transfers between
      subaccounts
      (including fixed
      account), net         (5,380,448)    668,625   (55,638)   (2,446)    5,026    39,044
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (4,601,657)    904,002  (233,830) (270,556)  (39,043)  153,504
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets              (11,640,366)  3,063,193  (445,366) (162,604) (252,649)  156,157
Net assets at beginning
   of year                  18,948,039  15,884,846   649,574   812,178   454,441   298,284
                          ----------------------------------------------------------------
Net assets at end of year $  7,307,673  18,948,039   204,208   649,574   201,792   454,441
                          ================================================================
Changes in units
   (note 5):
   Units purchased             589,906     262,972       934     1,972     4,653    12,575
   Units redeemed             (948,779)   (158,711)  (18,058)  (19,634)   (7,166)   (1,815)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (358,873)    104,261   (17,124)  (17,662)   (2,513)   10,760
                          ================================================================

                 See accompanying notes to financial statements

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ---------------------------------------------------------------------------
                                                           FRANKLIN                 FRANKLIN
                                   FRANKLIN            LARGE CAP GROWTH      TEMPLETON VIP FOUNDING
                              INCOME SECURITIES       SECURITIES FUND --    FUNDS ALLOCATION FUND --
                            FUND -- CLASS 2 SHARES      CLASS 2 SHARES           CLASS 2 SHARES
                          ---------------------------------------------------------------------------
                                                                                          PERIOD FROM
                                  YEAR ENDED              YEAR ENDED        YEAR ENDED   AUGUST 27 TO
                                 DECEMBER 31,            DECEMBER 31,      DECEMBER 31,  DECEMBER 31,
                          ---------------------------------------------------------------------------
                              2008          2007       2008       2007         2008          2007
                          ---------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  4,171,194    1,014,640    12,108     (8,933)      155,118      (24,857)
   Net realized gain
      (loss) on
      investments           (5,537,574)   1,525,594   (49,084)    72,376      (732,224)      (4,557)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (37,266,044)  (3,121,035) (222,703)   (14,804)   (6,455,590)     (91,283)
   Capital gain
      distributions          1,506,245      283,223    23,631     11,119       407,007           --
                          ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (37,126,179)    (297,578) (236,048)    59,758    (6,625,689)    (120,697)
                          ---------------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             31,105,688   63,258,281     6,231    472,208    12,332,129    7,811,972
   Death benefits              (22,089)          --        --    (21,380)           --           --
   Surrenders               (4,107,316)  (2,436,148)  (21,910)   (66,232)     (468,297)     (47,912)
   Administrative
      expenses                (167,517)     (23,848)     (448)      (500)      (52,985)          --
   Transfers between
      subaccounts
      (including fixed
      account), net            930,464    2,549,782   (30,532)  (819,217)    1,138,927      326,859
                          ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       27,739,230   63,348,067   (46,659)  (435,121)   12,949,774    8,090,919
                          ---------------------------------------------------------------------------
Increase (decrease) in
   net assets               (9,386,949)  63,050,489  (282,707)  (375,363)    6,324,085    7,970,222
Net assets at beginning
   of year                  97,168,523   34,118,034   661,614  1,036,977     7,970,222           --
                          ---------------------------------------------------------------------------
Net assets at end of year $ 87,781,574   97,168,523   378,907    661,614    14,294,307    7,970,222
                          ===========================================================================
Changes in units
   (note 5):
   Units purchased           7,622,844    9,359,022    85,584    182,143     2,188,604      872,291
   Units redeemed           (4,598,615)  (3,801,927)  (90,396)  (218,219)     (697,464)     (66,329)
                          ---------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        3,024,229    5,557,095    (4,812)   (36,076)    1,491,140      805,962
                          ============   ==========  ========  =========    ==========    =========

                 See accompanying notes to financial statements

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ----------------------------------------------------------------
                                                      TEMPLETON
                                                       FOREIGN
                               MUTUAL SHARES         SECURITIES        TEMPLETON FOREIGN
                            SECURITIES FUND --         FUND --        SECURITIES FUND --
                              CLASS 2 SHARES       CLASS 1 SHARES       CLASS 2 SHARES
                          ----------------------------------------------------------------
                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007      2008     2007      2008        2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   124,598     31,557    1,569    1,168      79,919     18,999
   Net realized gain
      (loss) on
      investments            (762,069)     9,398     (377)  12,374  (1,029,578)   163,048
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,852,573)  (249,506) (35,433)  (1,697) (2,061,975)   202,866
   Capital gain
      distributions           170,199    159,805    5,977    5,064     440,895    187,410
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (2,319,845)   (48,746) (28,264)  16,909  (2,570,739)   572,323
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             1,148,005  3,321,108       --       --     580,065  1,804,527
   Death benefits              (2,228)        --       --   (7,717)     (5,835)   (10,390)
   Surrenders                (212,063)  (143,453)  (2,473) (47,987)   (173,688)  (127,175)
   Administrative
      expenses                (11,568)    (1,921)     (94)    (146)     (2,440)    (1,612)
   Transfers between
      subaccounts
      (including fixed
      account), net         5,294,960   (650,878) (18,973)  (2,180)   (494,974)   326,987
                          ---------------------------------------------------------------
      Increase (decrease)
         in  net assets
         from capital
         transactions       6,217,106  2,524,856  (21,540) (58,030)    (96,872) 1,992,337
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               3,897,261  2,476,110  (49,804) (41,121) (2,667,611) 2,564,660
Net assets at beginning
   of year                  5,630,891  3,154,781   86,372  127,493   5,688,312  3,123,652
                          ---------------------------------------------------------------
Net assets at end of year $ 9,528,152  5,630,891   36,568   86,372   3,020,701  5,688,312
                          ===============================================================
Changes in units
   (note 5):
   Units purchased          1,684,244    517,882      235        7   1,124,224    514,501
   Units redeemed            (758,546)  (369,641)  (1,828)  (3,884) (1,151,346)  (363,520)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         925,698    148,241   (1,593)  (3,877)    (27,122)   150,981
                          ===============================================================

                 See accompanying notes to financial statements

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                   (CONTINUED)
                          ------------------------------------------------------------
                            TEMPLETON GLOBAL    TEMPLETON GLOBAL
                            ASSET ALLOCATION   INCOME SECURITIES    TEMPLETON GROWTH
                                FUND --             FUND --        SECURITIES FUND --
                             CLASS 2 SHARES      CLASS 1 SHARES      CLASS 2 SHARES
                          ------------------------------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED
                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007      2008     2007       2008       2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  66,304   117,770    1,439     3,061      6,935       (840)
   Net realized gain
      (loss) on
      investments           (99,050)  (12,244)   6,664    12,990   (152,878)     7,413
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (247,083) (206,210)  (4,911)   (2,605)  (914,561)   (67,482)
   Capital gain
      distributions          82,070   155,241       --        --    124,676     46,158
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (197,759)   54,557    3,192    13,446   (935,828)   (14,751)
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              16,380    87,101       --        --    150,672  1,245,690
   Death benefits                --        --       --    (6,326)        --         --
   Surrenders               (49,689)  (19,260) (39,537)  (96,560)   (51,863)   (24,940)
   Administrative
      expenses                 (579)     (532)     (51)     (133)    (2,622)      (403)
   Transfers between
      subaccounts
      (including fixed
      account), net         (83,597)  117,671   (4,053)      511    988,660    419,050
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (117,485)  184,980  (43,641) (102,508) 1,084,847  1,639,397
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (315,244)  239,537  (40,449)  (89,062)   149,019  1,624,646

Net assets at beginning
   of year                  792,406   552,869   86,795   175,857  2,066,413    441,767
                          ------------------------------------------------------------
Net assets at end of year $ 477,162   792,406   46,346    86,795  2,215,432  2,066,413
                          ============================================================
Changes in units
   (note 5):
   Units purchased            2,395    14,562      497     1,095    306,626    166,304
   Units redeemed            (9,798)   (4,734)  (4,090)  (10,038)  (131,525)   (20,609)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (7,403)    9,828   (3,593)   (8,943)   175,101    145,695
                          ============================================================

                 See accompanying notes to financial statements

                                              GE INVESTMENTS FUNDS, INC.
                          -----------------------------------------------------------------
                            CORE VALUE EQUITY                               INTERNATIONAL
                             FUND -- CLASS 1          INCOME FUND --       EQUITY FUND --
                                 SHARES              CLASS 1 SHARES        CLASS 1 SHARES
                          -----------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED           YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                          -----------------------------------------------------------------
                             2008       2007        2008        2007       2008      2007
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (5,302)     6,759     109,461     157,253     6,267       724
   Net realized gain
      (loss) on
      investments            (29,027)    55,803    (139,911)    (86,168)    8,340    48,320
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (653,872)  (141,922)   (189,282)     63,167  (195,712)  (33,821)
   Capital gain
      distributions           38,477    253,093          --          --    90,510    29,408
                          -----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations         (649,724)   173,733    (219,732)    134,252   (90,595)   44,631
                          -----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               70,549      7,486     383,650   1,854,331        --        --
   Death benefits            (11,666)        --          --      (9,088)       --        --
   Surrenders               (147,760)  (172,178)   (366,218)   (657,257)   (9,924) (100,677)
   Administrative
      expenses                  (897)    (1,176)     (3,071)     (2,749)     (130)     (216)
   Transfers between
      subaccounts
      (including fixed
      account), net         (154,444)   (41,855)   (840,062) (3,968,611)  (18,312)   79,437
                          -----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (244,218)  (207,723)   (825,701) (2,783,374)  (28,366)  (21,456)
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets               (893,942)   (33,990) (1,045,433) (2,649,122) (118,961)   23,175
Net assets at beginning
   of year                 2,132,630  2,166,620   3,773,633   6,422,755   220,117   196,942
                          -----------------------------------------------------------------
Net assets at end of
   year                   $1,238,688  2,132,630   2,728,200   3,773,633   101,156   220,117
                          =================================================================
Changes in units
   (note 5):
   Units purchased            15,166      4,514     125,048     489,227     4,301     7,907
   Units redeemed            (32,582)   (21,038)   (193,152)   (743,965)   (6,147)   (9,029)
                          -----------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (17,416)   (16,524)    (68,104)   (254,738)   (1,846)   (1,122)
                          =================================================================

                 See accompanying notes to financial statements

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------
                                                                               PREMIER GROWTH
                          MID-CAP EQUITY FUND --                               EQUITY FUND --
                             CLASS 1 SHARES           MONEY MARKET FUND        CLASS 1 SHARES
                          ----------------------------------------------------------------------
                                YEAR ENDED                YEAR ENDED             YEAR ENDED
                               DECEMBER 31,              DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------------
                              2008        2007        2008         2007        2008      2007
                          ----------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (86,276)    45,408       73,180      346,004    (16,001)   (23,837)
   Net realized gain
      (loss) on
      investments          (1,833,247)   171,153           --           --     (5,676)   128,554
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (1,037,861)  (521,555)          --           (1)  (597,710)  (168,306)
   Capital gain
      distributions            43,524    940,552           --           --     53,775    151,411
                          ----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from operations   (2,913,860)   635,558       73,180      346,003   (565,612)    87,822
                          ----------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             1,643,137  1,036,881   15,947,575    4,348,869      8,001     21,443
   Death benefits             (15,496)   (97,807) (11,177,042)  (3,681,425)        --        104
   Surrenders                (736,272)  (866,374)  (4,366,542)  (2,906,533)  (208,498)  (814,208)
   Administrative
      expenses                 (8,205)    (3,667)     (38,593)      (8,110)    (1,111)    (1,887)
   Transfers between
      subaccounts
      (including fixed
      account), net        (2,618,716)   733,729   18,775,427    3,897,338   (188,439)    13,616
                          ----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      (1,735,552)   802,762   19,140,825    1,650,139   (390,047)  (780,932)
                          ----------------------------------------------------------------------
Increase (decrease) in
   net assets              (4,649,412) 1,438,320   19,214,005    1,996,142   (955,659)  (693,110)
Net assets at
   beginning of year        6,953,144  5,514,824   11,294,521    9,298,379  1,818,859  2,511,969
                          ----------------------------------------------------------------------
Net assets at end of
   year                   $ 2,303,732  6,953,144   30,508,526   11,294,521    863,200  1,818,859
                          ======================================================================
Changes in units (note
   5):
   Units purchased            568,853    215,992   24,643,972   12,202,030      5,072      6,383
   Units redeemed            (800,276)  (116,872) (16,345,548) (10,725,168)   (45,447)   (83,342)
                          ----------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (231,423)    99,120    8,298,424    1,476,862    (40,375)   (76,959)
                          ======================================================================

                 See accompanying notes to financial statements

                                           GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -----------------------------------------------------------------------
                                                                               SMALL-CAP EQUITY
                           REAL ESTATE SECURITIES                              FUND -- CLASS 1
                           FUND -- CLASS 1 SHARES   S&P 500(R) INDEX FUND           SHARES
                          -----------------------------------------------------------------------
                                 YEAR ENDED               YEAR ENDED              YEAR ENDED
                                DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                          -----------------------------------------------------------------------
                              2008        2007        2008          2007       2008        2007
                          -----------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   185,533     217,903      (18,115)     98,270     (48,874)    96,190
   Net realized gain
      (loss) on
      investments            (916,960)     70,706   (1,690,822)  1,315,249    (436,886)   106,985
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments            (281,617) (2,270,839) (11,880,130)   (623,997) (1,293,023)  (991,025)
   Capital gain
      distributions                --   1,244,824       79,826     612,462      18,557    853,728
                          -----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (1,013,044)   (737,406) (13,509,241)  1,401,984  (1,760,226)    65,878
                          -----------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums               393,347     217,808    3,038,354   3,754,379      80,790     60,037
   Death benefits               1,708      (9,518)    (107,692)   (201,832)    (19,770)   (43,263)
   Surrenders                (323,281)   (322,922)  (4,023,154) (4,336,034)   (520,044)  (401,436)
   Administrative
      expenses                 (3,941)     (2,590)     (42,852)    (46,560)     (3,086)    (3,791)
   Transfers between
      subaccounts
      (including fixed
      account), net           736,204    (207,798) (12,854,496)    984,795  (1,307,213)   (33,665)
                          -----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions         804,037    (325,020) (13,989,840)    154,748  (1,769,323)  (422,118)
                          -----------------------------------------------------------------------
Increase (decrease) in
   net assets                (209,007) (1,062,426) (27,499,081)  1,556,732  (3,529,549)  (356,240)
Net assets at
   beginning of year        3,739,213   4,801,639   42,063,293  40,506,561   5,980,662  6,336,902
                          -----------------------------------------------------------------------
Net assets at end of
   year                   $ 3,530,206   3,739,213   14,564,212  42,063,293   2,451,113  5,980,662
                          =======================================================================
Changes in units (note
   5):
   Units purchased            395,940      27,343    1,129,378     624,077      48,489     17,574
   Units redeemed            (161,098)    (39,969)  (2,689,064)   (591,460)   (180,027)   (44,482)
                          -----------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners         234,842     (12,626)  (1,559,686)     32,617    (131,538)   (26,908)
                          =======================================================================

                 See accompanying notes to financial statements

                                            GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -------------------------------------------------------------------------
                             TOTAL RETURN FUND --     TOTAL RETURN FUND --      U.S. EQUITY FUND --
                               CLASS 1 SHARES          CLASS 3 SHARES              CLASS 1 SHARES
                          -------------------------------------------------------------------------
                                 YEAR ENDED                YEAR ENDED               YEAR ENDED
                                 DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                          -------------------------------------------------------------------------
                              2008         2007         2008         2007        2008       2007
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $     51,200     278,241      199,052    1,026,106      3,343     (16,337)
   Net realized gain
      (loss) on
      investments               82,645     659,288   (4,885,844)   1,748,043    (21,665)    276,401
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (9,267,396)    979,008  (36,489,379)  (1,372,203)  (564,512)   (324,894)
   Capital gain
      distributions            100,817   1,178,135      531,138    3,458,966     10,654     223,089
                          -------------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations         (9,032,734)  3,094,672  (40,645,033)   4,860,912   (572,180)    158,259
                          -------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                780,025   1,478,960   46,679,609   73,109,300    175,720      13,409
   Death benefits                   --     (43,786)    (140,302)          --     (4,382)        115
   Surrenders               (2,088,577) (2,018,535)  (4,039,409)  (1,918,248)  (205,583) (1,262,276)
   Administrative
      expenses                 (34,244)    (41,873)    (212,689)      (9,920)      (802)     (1,756)
   Transfers between
      subaccounts
      (including fixed
      account), net         (5,126,559)    975,168   (4,770,138)  (1,128,744)  (170,773)        (55)
                          -------------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (6,469,355)    349,934   37,517,071   70,052,388   (205,820) (1,250,563)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets              (15,502,089)  3,444,606   (3,127,962)  74,913,300   (778,000) (1,092,304)
Net assets at beginning
   of year                  34,267,299  30,822,693  101,760,902   26,847,602  1,767,620   2,859,924
                          -------------------------------------------------------------------------
Net assets at end of year $ 18,765,210  34,267,299   98,632,940  101,760,902    989,620   1,767,620
                          =========================================================================
Changes in units (note
   5):
   Units purchased             306,827     305,177    8,697,812   10,284,437     32,573      11,072
   Units redeemed             (791,449)   (276,487)  (4,657,072)  (3,914,342)   (45,003)   (105,181)
                          -------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (484,622)     28,690    4,040,740    6,370,095    (12,430)    (94,109)
                          =========================================================================

                 See accompanying notes to financial statements

                                              GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------------------------------------------
                                                                             GENWORTH
                          GENWORTH   GENWORTH                   GENWORTH    LEGG MASON   GENWORTH
                           CALAMOS   COLUMBIA     GENWORTH    EATON VANCE    PARTNERS      PIMCO
                           GROWTH     MID CAP     DAVIS NY     LARGE CAP    AGGRESSIVE   STOCKPLUS
                            FUND    VALUE FUND  VENTURE FUND   VALUE FUND  GROWTH FUND     FUND
                          ------------------------------------------------------------------------
                                        PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                          ------------------------------------------------------------------------
                            2008       2008         2008          2008         2008        2008
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $  (10)      5,185         166          8,148      (21,351)     329,600
   Net realized gain
      (loss) on
      investments               4     (13,586)        (51)        12,515       37,470        9,309
   Change in unrealized
      appreciation
      (depreciation) on
      investments             372     (16,950)      1,708        287,947      552,814     (477,017)
   Capital gain
      distributions            --          --          --             --           --      483,994
                           -----------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations      366     (25,351)      1,823        308,610      568,933      345,886
                           -----------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             8,000     241,263     244,797        867,753      781,823    1,085,534
   Death benefits              --          --          --             --           --           --
   Surrenders                  --     (12,826)         --        (35,115)     (41,818)     (56,143)
   Administrative
      expenses                 --      (2,401)         --         (6,987)      (8,320)     (11,259)
   Transfers between
      subaccounts
      (including fixed
      account), net           329   2,318,079       4,696      5,724,714    6,708,600    9,394,973
                           -----------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       8,329   2,544,115     249,493      6,550,365    7,440,285   10,413,105
                           -----------------------------------------------------------------------
Increase (decrease) in
   net assets               8,695   2,518,764     251,316      6,858,975    8,009,218   10,758,991
Net assets at beginning
   of year                     --          --          --             --           --           --
                           -----------------------------------------------------------------------
Net assets at end of year  $8,695   2,518,764     251,316      6,858,975    8,009,218   10,758,991
                           =======================================================================
Changes in units
   (note 5):
   Units purchased          1,369     448,695      35,857      1,071,659    1,301,698    1,761,727
   Units redeemed             (17)    (65,205)        (41)      (167,514)    (228,071)    (274,048)
                           -----------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       1,352     383,490      35,816        904,145    1,073,627    1,487,679
                           =======================================================================

                 See accompanying notes to financial statements

                               GENWORTH VARIABLE INSURANCE TRUST
                                          (CONTINUED)                   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          -------------------------------------------  ----------------------------------------
                             GENWORTH                      GENWORTH
                              PUTNAM                    WESTERN ASSET
                          INTERNATIONAL     GENWORTH      MANAGEMENT
                             CAPITAL       THORNBURG      CORE PLUS         GOLDMAN               GOLDMAN
                          OPPORTUNITIES  INTERNATIONAL   FIXED INCOME   SACHS GROWTH AND       SACHS MID CAP
                               FUND        VALUE FUND        FUND         INCOME FUND           VALUE FUND
                          -------------------------------------------------------------------------------------
                                          PERIOD FROM                      YEAR ENDED           YEAR ENDED
                                SEPTEMBER 8 TO DECEMBER 31, 2008          DECEMBER 31,         DECEMBER 31,
                          -------------------------------------------------------------------------------------
                               2008           2008           2008        2008      2007       2008       2007
                          -------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $   (9,075)           464         22,452         434     3,875     (7,595)    32,358
   Net realized gain
      (loss) on
      investments               8,775         15,333         27,384       2,408    40,401    (97,476)   265,109
   Change in unrealized
      appreciation
      (depreciation) on
      investments             232,097        174,028        339,100     (52,118)  (53,554)  (412,203)  (417,994)
   Capital gain
      distributions                --             --             --          11    14,596      1,917    201,715
                           ------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations      231,797        189,825        388,936     (49,265)    5,318   (515,357)    81,188
                           ------------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               289,910        260,756        720,434          --        --      6,805     10,790
   Death benefits                  --             --             --          --        --         --     (9,843)
   Surrenders                 (15,239)       (17,063)       (43,789)    (63,914) (150,249)  (342,476)  (833,961)
   Administrative
      expenses                 (3,069)        (2,503)        (6,377)        (74)     (247)      (831)    (1,031)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,397,601      2,103,353      5,525,914      (2,442)    5,619    (98,351)   (40,791)
                           ------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       2,669,203      2,344,543      6,196,182     (66,430) (144,877)  (434,853)  (874,836)
                           ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets               2,901,000      2,534,368      6,585,118    (115,695) (139,559)  (950,210)  (793,648)
Net assets at beginning
   of year                         --             --             --     196,803   336,362  1,694,024  2,487,672
                           ------------------------------------------------------------------------------------
Net assets at end of year  $2,901,000      2,534,368      6,585,118      81,108   196,803    743,814  1,694,024
                           ====================================================================================
Changes in units
   (note 5):
   Units purchased            511,615        409,666        773,978         224     1,399     40,656     13,721
   Units redeemed             (89,385)       (77,917)      (151,161)     (5,712)  (12,177)   (61,516)   (43,766)
                           ------------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         422,230        331,749        622,817      (5,488)  (10,778)   (20,860)   (30,045)
                           ====================================================================================

                 See accompanying notes to financial statements

                                            J.P. MORGAN SERIES TRUST II
                          ---------------------------------------------------------------
                                                      JPMORGAN
                                 JPMORGAN          INTERNATIONAL       JPMORGAN MID CAP
                              BOND PORTFOLIO      EQUITY PORTFOLIO     VALUE PORTFOLIO
                          ---------------------------------------------------------------
                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008      2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  122,034    105,421     1,570   (3,162)     (3,064)    27,313
   Net realized gain
      (loss) on
      investments           (166,114)    (6,291)  (95,345)  13,596    (134,610)   132,280
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (250,262)  (105,235) (167,209)  20,753  (1,144,667)  (236,979)
   Capital gain
      distributions               --         --    71,008       --     202,268    106,007
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (294,342)    (6,105) (189,976)  31,187  (1,080,073)    28,621
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                6,403     45,556        --       --       7,924     39,301
   Death benefits                 --    (19,279)       --       --     (35,111)   (49,234)
   Surrenders               (165,369)   (66,893)  (26,298)    (573)   (192,835)  (191,513)
   Administrative
      expenses                (1,425)    (1,973)      (57)     (58)     (2,017)    (2,537)
   Transfers between
      subaccounts
      (including fixed
      account), net         (218,808)    50,238  (163,055) 122,900    (621,333)    60,294
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (379,199)     7,649  (189,410) 122,269    (843,372)  (143,689)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (673,541)     1,544  (379,386) 153,456  (1,923,445)  (115,068)
Net assets at beginning
   of year                 1,971,669  1,970,125   518,770  365,314   3,485,088  3,600,156
                          ---------------------------------------------------------------
Net assets at end of year $1,298,128  1,971,669   139,384  518,770   1,561,643  3,485,088
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            66,297     24,437     3,118   10,096      15,388     21,288
   Units redeemed           (102,762)   (23,803)  (16,260)  (4,129)    (73,017)   (28,792)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (36,465)       634   (13,142)   5,967     (57,629)    (7,504)
                          ===============================================================

                 See accompanying notes to financial statements

                               J.P. MORGAN SERIES TRUST II
                                       (CONTINUED)               JANUS ASPEN SERIES
                          ------------------------------------  --------------------
                                                  JPMORGAN
                                                 U.S. LARGE           BALANCED
                            JPMORGAN SMALL        CAP CORE          PORTFOLIO --
                           COMPANY PORTFOLIO  EQUITY PORTFOLIO  INSTITUTIONAL SHARES
                          ----------------------------------------------------------
                              YEAR ENDED         YEAR ENDED          YEAR ENDED
                             DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------
                             2008      2007     2008     2007      2008       2007
                          ----------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   2,282   (4,976)    (402)  (1,074)    25,020     29,828
   Net realized gain
      (loss) on
      investments            (4,420)  13,314    2,642    2,767     41,196    145,956
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (140,302) (54,767) (59,598)  (1,565)  (591,686)    69,909
   Capital gain
      distributions          26,113   19,047       --       --    145,115         --
                          ----------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (116,327) (27,382) (57,358)     128   (380,355)   245,693
                          ----------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               1,300       --       --       --     11,309     10,563
   Death benefits                --  (10,106)      --       --    (24,156)    (2,955)
   Surrenders               (23,059) (27,002) (39,472)  (2,192)  (318,715)  (840,557)
   Administrative
      expenses                 (260)    (345)     (78)    (107)    (1,668)    (2,140)
   Transfers between
      subaccounts
      (including fixed
      account), net         (31,477) (14,736)     893   (4,824)  (142,182)   (59,849)
                          ----------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (53,496) (52,189) (38,657)  (7,123)  (475,412)  (894,938)
                          ----------------------------------------------------------
Increase (decrease) in
   net assets              (169,823) (79,571) (96,015)  (6,995)  (855,767)  (649,245)
Net assets at beginning
   of year                  402,316  481,887  190,440  197,435  2,518,434  3,167,679
                          ----------------------------------------------------------
Net assets at end of year $ 232,493  402,316   94,425  190,440  1,662,667  2,518,434
                          ==========================================================
Changes in units
   (note 5):
   Units purchased            1,317    1,250      221      251      5,012      2,697
   Units redeemed            (4,511)  (3,855)  (3,177)    (713)   (33,915)   (55,128)
                          ----------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (3,194)  (2,605)  (2,956)    (462)   (28,903)   (52,431)
                          ==========================================================

                 See accompanying notes to financial statements

                                             JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------
                                                    FLEXIBLE BOND
                           BALANCED PORTFOLIO --    PORTFOLIO --          FORTY PORTFOLIO --
                              SERVICE SHARES      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
                          --------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          --------------------------------------------------------------------
                              2008        2007        2008     2007        2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    69,685     57,400      4,688    8,701       (27,172)    (31,862)
   Net realized gain
      (loss) on
      investments            (133,209)   177,915     (2,030)  (5,646)      153,294     200,349
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,604,761)   335,621      5,470   10,465    (1,196,342)    704,879
   Capital gain
      distributions           676,150         --         --       --            --          --
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,992,135)   570,936      8,128   13,520    (1,070,220)    873,366
                          --------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             2,692,865  2,554,852         --       --         1,419         859
   Death benefits              (3,761)        85         --       --        (1,321)     (3,600)
   Surrenders                (872,579)  (464,583)   (67,613) (95,366)     (590,064)   (968,242)
   Administrative
      expenses                (13,939)    (3,382)       (65)    (114)       (1,474)     (1,697)
   Transfers between
      subaccounts
      (including fixed
      account), net          (195,529)    15,884     (8,035)   1,114       (57,338)    (39,188)
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       1,607,057  2,102,856    (75,713) (94,366)     (648,778) (1,011,868)
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets                (385,078) 2,673,792    (67,585) (80,846)   (1,718,998)   (138,502)
Net assets at beginning
   of year                  9,275,885  6,602,093    223,987  304,833     2,908,109   3,046,611
                          --------------------------------------------------------------------
Net assets at end of year $ 8,890,807  9,275,885    156,402  223,987     1,189,111   2,908,109
                          ====================================================================
Changes in units
   (note 5):
   Units purchased            530,096    298,521        768      228         1,019       1,744
   Units redeemed            (354,910)  (103,050)    (5,871)  (6,932)      (35,103)    (56,690)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         175,186    195,471     (5,103)  (6,704)      (34,084)    (54,946)
                          ====================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------
                                                       GLOBAL LIFE       GLOBAL TECHNOLOGY
                            FORTY PORTFOLIO --    SCIENCES PORTFOLIO --     PORTFOLIO --
                              SERVICE SHARES         SERVICE SHARES        SERVICE SHARES
                          ----------------------------------------------------------------
                                 YEAR ENDED             YEAR ENDED             YEAR ENDED
                                DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007        2008     2007         2008     2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (144,148)   (58,438)    (1,682)  (2,277)        (431)    (750)
   Net realized gain
      (loss) on
      investments            (212,406)   326,243      7,610   28,273        9,983    6,706
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (4,382,310)   837,861    (40,443)   1,673      (21,938)   4,223
   Capital gain
      distributions                --         --         --       --           --       --
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (4,738,864) 1,105,666    (34,515)  27,669      (12,386)  10,179
                          ----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             5,679,808  3,718,556         --       --            5       --
   Death benefits             (11,287)        --     (8,244)      --      (12,525)      --
   Surrenders                (303,832)  (141,238)    (9,246) (65,619)      (2,367)  (9,988)
   Administrative
      expenses                (23,647)    (1,161)       (26)     (23)         (26)     (31)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,694,850   (665,923)    (2,170)  (1,408)     (14,293) (14,624)
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       8,035,892  2,910,234    (19,686) (67,050)     (29,206) (24,643)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets               3,297,028  4,015,900    (54,201) (39,381)     (41,592) (14,464)
Net assets at beginning
   of year                  5,859,851  1,843,951    126,200  165,581       53,012   67,476
                          ----------------------------------------------------------------
Net assets at end of year $ 9,156,879  5,859,851     71,999  126,200       11,420   53,012
                          ================================================================
Changes in units
   (note 5):
   Units purchased          1,839,817    497,654        211      206          275        6
   Units redeemed            (913,027)  (265,508)    (1,817)  (5,478)      (3,018)  (2,557)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         926,790    232,146     (1,606)  (5,272)      (2,743)  (2,551)
                          ================================================================

                 See accompanying notes to financial statements

                                            JANUS ASPEN SERIES (CONTINUED)
                          ------------------------------------------------------------------
                              INTERNATIONAL           INTERNATIONAL           LARGE CAP
                            GROWTH PORTFOLIO --    GROWTH PORTFOLIO --   GROWTH PORTFOLIO --
                           INSTITUTIONAL SHARES      SERVICE SHARES     INSTITUTIONAL SHARES
                          ------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED            YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                          ------------------------------------------------------------------
                              2008        2007       2008       2007       2008       2007
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    13,979    (14,177)    12,338    (14,702)    (6,480)   (11,355)
   Net realized gain
      (loss) on
      investments              98,544    322,952     33,339     75,038    (89,889)   (63,367)
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (985,879)    94,769   (930,899)   243,831   (359,887)   278,860
   Capital gain
      distributions           153,774         --    157,370         --         --         --
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (719,582)   403,544   (727,852)   304,167   (456,256)   204,138
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                    --      4,000         --         --        397        361
   Death benefits              (8,504)        --    (12,081)   (13,692)   (37,689)    (2,130)
   Surrenders                (221,032)  (699,044)   (28,985)   (31,991)  (157,367)  (672,421)
   Administrative
      expenses                   (832)    (1,143)      (450)      (489)      (671)      (911)
   Transfers between
      subaccounts
      (including fixed
      account), net           (82,354)    98,821    (56,688)   (62,187)    (5,835)   (10,332)
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (312,722)  (597,366)   (98,204)  (108,359)  (201,165)  (685,433)
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (1,032,304)  (193,822)  (826,056)   195,808   (657,421)  (481,295)
Net assets at beginning
   of year                  1,629,561  1,823,383  1,409,547  1,213,739  1,225,033  1,706,328
                          ------------------------------------------------------------------
Net assets at end of year $   597,257  1,629,561    583,491  1,409,547    567,612  1,225,033
                          ==================================================================
Changes in units
   (note 5):
   Units purchased              4,747      7,327        516         30      3,262      1,068
   Units redeemed             (17,441)   (30,910)    (6,984)    (4,821)   (25,184)   (58,812)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (12,694)   (23,583)    (6,468)    (4,791)   (21,922)   (57,744)
                          ==================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------
                               LARGE CAP              MID CAP               MID CAP
                          GROWTH PORTFOLIO --   GROWTH PORTFOLIO --   GROWTH PORTFOLIO --
                             SERVICE SHARES     INSTITUTIONAL SHARES     SERVICE SHARES
                          ---------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED            YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                          ---------------------------------------------------------------
                             2008      2007       2008        2007       2008      2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (1,716)   (3,275)    (17,832)   (28,144)    (3,039)   (4,749)
   Net realized gain
      (loss) on
      investments            26,405    40,474    (161,780)  (193,277)    22,435    71,147
   Change in unrealized
      appreciation
      (depreciation)
      on investments       (114,849)    5,709    (683,529)   647,720   (135,636)   (5,582)
   Capital gain
      distributions              --        --      84,885     11,980     12,146     1,539
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (90,160)   42,908    (778,256)   438,279   (104,094)   62,355
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  --     4,632      12,126     10,697        168     1,026
   Death benefits                --        --      (9,376)   (31,397)   (16,924)       --
   Surrenders               (48,840) (112,837)   (312,353)  (845,741)   (20,816) (112,828)
   Administrative
      expenses                  (32)      (24)     (1,613)    (2,102)       (24)      (37)
   Transfers between
      subaccounts
      (including fixed
      account), net         (62,481)   62,585     (98,825)   (88,261)   (16,282)  (32,016)
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (111,353)  (45,644)   (410,041)  (956,804)   (53,878) (143,855)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets              (201,513)   (2,736) (1,188,297)  (518,525)  (157,972)  (81,500)
Net assets at beginning
   of year                  322,292   325,028   2,056,332  2,574,857    273,564   355,064
                          ---------------------------------------------------------------
Net assets at end of year $ 120,779   322,292     868,035  2,056,332    115,592   273,564
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            2,254     6,517       3,960      2,229        851        76
   Units redeemed           (13,065)  (12,339)    (32,376)   (62,411)    (5,290)  (11,226)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       (10,811)   (5,822)    (28,416)   (60,182)    (4,439)  (11,150)
                          ===============================================================

                 See accompanying notes to financial statements

                                                                     JPMORGAN INSURANCE
                                JANUS ASPEN SERIES (CONTINUED)             TRUST
                          -----------------------------------------  ------------------
                                                                     JPMORGAN INSURANCE
                             WORLDWIDE GROWTH     WORLDWIDE GROWTH     TRUST BALANCED
                               PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                           INSTITUTIONAL SHARES    SERVICE SHARES          CLASS 1
                          -------------------------------------------------------------
                                YEAR ENDED            YEAR ENDED         YEAR ENDED
                               DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                          -------------------------------------------------------------
                             2008        2007      2008      2007      2008      2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   (2,842)   (11,855)   (2,460)   (6,403)    2,598       72
   Net realized gain
      (loss) on
      investments           (108,723)   (30,877)    8,856    48,248   (11,459)      18
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (517,524)   193,363  (236,082)   10,039    (8,413)     760
   Capital gain
      distributions               --         --        --        --     4,501       93
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (629,089)   150,631  (229,686)   51,884   (12,773)     943
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  817        470    17,128       168        --       --
   Death benefits               (880)    (9,944)  (11,580)       --        --       --
   Surrenders               (209,693)  (398,712) (118,134) (120,784)  (23,409)      --
   Administrative
      expenses                  (753)    (1,097)      (77)      (95)       --       --
   Transfers between
      subaccounts
      (including fixed
      account), net           (2,259)    (4,737)   23,519   (12,844)    3,839   38,581
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (212,768)  (414,020)  (89,144) (133,555)  (19,570)  38,581
                          ------------------------------------------------------------
Increase (decrease) in
   net assets               (841,857)  (263,389) (318,830)  (81,671)  (32,343)  39,524
Net assets at beginning
   of year                 1,512,667  1,776,056   551,849   633,520    47,378    7,854
                          ------------------------------------------------------------
Net assets at end of year $  670,810  1,512,667   233,019   551,849    15,035   47,378
                          ============================================================
Changes in units
   (note 5):
   Units purchased             2,759        764     9,353     1,174       411    4,920
   Units redeemed            (25,460)   (33,389)  (20,786)  (13,298)   (2,837)  (1,421)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (22,701)   (32,625)  (11,433)  (12,124)   (2,426)   3,499
                          ============================================================

                 See accompanying notes to financial statements

                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                          ---------------------------------------------------------
                                                     JPMORGAN          JPMORGAN
                                                  INSURANCE TRUST   INSURANCE TRUST
                                                    DIVERSIFIED     DIVERSIFIED MID
                            JPMORGAN INSURANCE        EQUITY          CAP GROWTH
                             TRUST CORE BOND       PORTFOLIO --      PORTFOLIO --
                           PORTFOLIO -- CLASS 1       CLASS 1           CLASS 1
                          ---------------------------------------------------------
                                YEAR ENDED           YEAR ENDED        YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,      DECEMBER 31,
                          ---------------------------------------------------------
                             2008        2007      2008      2007     2008    2007
                          ---------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   57,821     41,829    34,485   (4,634)     798     203
   Net realized gain
      (loss) on
      investments            (31,929)   (14,217) (158,364)   2,927   (4,395)   (873)
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (45,212)    35,264  (207,031)  13,038     (950)   (702)
   Capital gain
      distributions               --         --    29,201    1,347    3,159   3,370
                          ---------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (19,320)    62,876  (301,709)  12,678   (1,388)  1,998
                          ---------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              435,947  1,262,932   164,260  291,171    1,266  24,794
   Death benefits             (2,938)        --    (1,758)      --       --      --
   Surrenders                (61,649)   (54,865)  (37,752) (11,146)  (1,870)     --
   Administrative
      expenses                (1,173)      (159)     (435)     (55)    (107)     (8)
   Transfers between
      subaccounts
      (including fixed
      account), net         (334,159)  (601,377)  245,432  469,620  264,298  12,350
                          ---------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         36,028    606,531   369,747  749,590  263,587  37,136
                          ---------------------------------------------------------
Increase (decrease) in
   net assets                 16,708    669,407    68,038  762,268  262,199  39,134
Net assets at beginning
   of year                 1,552,577    883,170   762,268       --   41,425   2,291
                          ---------------------------------------------------------
Net assets at end of year $1,569,285  1,552,577   830,306  762,268  303,624  41,425
                          =========================================================
Changes in units (note
   5):
Units purchased              636,091    448,168   334,980  102,597   68,927   5,191
   Units redeemed           (634,622)  (388,394) (287,856) (36,904) (24,560) (1,832)
                          ---------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          1,469     59,774    47,124   65,693   44,367   3,359
                          =========================================================

                 See accompanying notes to financial statements

                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------------
                                                                                  JPMORGAN
                              JPMORGAN INSURANCE      JPMORGAN INSURANCE       INSURANCE TRUST
                              TRUST EQUITY INDEX       TRUST GOVERNMENT        INTREPID GROWTH
                             PORTFOLIO -- CLASS 1  BOND PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                          --------------------------------------------------------------------------
                           YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------
                              2008       2007          2008        2007           2008      2007
                          --------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)             $    (325)    (3,495)       45,921     46,209         (8,371)  (5,932)
   Net realized gain
      (loss) on
      investments            (103,415)       182        28,642    (12,013)      (176,119)   7,579
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (137,002)     5,400        15,282     38,231       (235,592)  37,694
   Capital gain
      distributions                --         --            --         --             --       --
                            ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (240,742)     2,087        89,845     72,427       (420,082)  39,341
                            ---------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               123,616    195,290       290,749  1,244,578        253,735  342,675
   Death benefits              (1,318)        --        (2,962)        --         (2,147)      --
   Surrenders                 (18,365)    (7,067)      (43,685)   (54,853)       (29,054) (11,746)
   Administrative expenses       (310)       (74)         (727)      (141)          (426)     (72)
   Transfers between
      subaccounts
      (including fixed
      account), net           186,560    349,008      (677,834)  (749,450)        52,654  496,195
                            ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         290,183    537,157      (434,459)   440,134        274,762  827,052
                            ---------------------------------------------------------------------
Increase (decrease) in
   net assets                  49,441    539,244      (344,614)   512,561       (145,320) 866,393
Net assets at beginning
   of year                    539,244         --     1,373,703    861,142        866,393       --
                            ---------------------------------------------------------------------
Net assets at end of year   $ 588,685    539,244     1,029,089  1,373,703        721,073  866,393
                            =====================================================================
Changes in units (note
   5):
   Units purchased            270,550     78,062       552,273    433,255        393,807  126,853
   Units redeemed            (231,558)   (28,702)     (591,238)  (389,123)      (362,644) (48,762)
                            ---------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          38,992     49,360       (38,965)    44,132         31,163   78,091
                          =======================================================================

                 See accompanying notes to financial statements

                          JPMORGAN INSURANCE    LEGG MASON PARTNERS VARIABLE EQUITY
                           TRUST (CONTINUED)                   TRUST
                          ------------------  --------------------------------------
                                                   LEGG MASON         LEGG MASON
                               JPMORGAN             PARTNERS           PARTNERS
                               INSURANCE            VARIABLE           VARIABLE
                            TRUST INTREPID         AGGRESSIVE         CAPITAL AND
                                MID CAP              GROWTH             INCOME
                             PORTFOLIO --         PORTFOLIO --       PORTFOLIO --
                                CLASS 1             CLASS II            CLASS I
                          ----------------------------------------------------------
                              YEAR ENDED           YEAR ENDED          YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------
                             2008      2007      2008       2007      2008     2007
                          ----------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  (1,845)  (4,372)   (15,218)   (19,988)     856    4,389
   Net realized gain
      (loss) on
      investments          (302,923)  (3,522)   (13,960)     8,253   (6,542)  17,703
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (131,591)  (5,780)  (450,737)   (13,948) (26,197) (32,257)
   Capital gain
      distributions          58,695    5,710         --     10,233      459   14,352
                          ----------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (377,664)  (7,964)  (479,915)   (15,450) (31,424)   4,187
                          ----------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             162,151  259,166     25,676     56,418       --       --
   Death benefits            (1,729)      --         --         --       --       --
   Surrenders               (25,630)  (9,224)   (25,236)   (25,957)  (7,798) (20,793)
   Administrative
      expenses                 (374)    (101)    (1,405)    (1,605)     (50)     (61)
   Transfers between
      subaccounts
      (including fixed
      account), net        (217,834) 495,351    (91,197)     6,656  (15,233)      91
                          ----------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (83,416) 745,192    (92,162)    35,512  (23,081) (20,763)
                          ----------------------------------------------------------
Increase (decrease) in
   net assets              (461,080) 737,228   (572,077)    20,062  (54,505) (16,576)
Net assets at beginning
   of year                  805,284   68,056  1,220,523  1,200,461  106,716  123,292
                          ----------------------------------------------------------
Net assets at end of
   year                   $ 344,204  805,284    648,446  1,220,523   52,211  106,716
                          ==========================================================
Changes in units (note
   5):
   Units purchased          309,063  110,735     20,207      6,534       20   24,941
   Units redeemed          (331,493) (39,087)   (28,767)    (4,232)  (2,538) (23,428)
                          ----------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners       (22,430)  71,648     (8,560)     2,302   (2,518)   1,513
                          ==========================================================

                 See accompanying notes to financial statements

                                LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                          ----------------------------------------------------------------
                           LEGG MASON PARTNERS   LEGG MASON PARTNERS
                          VARIABLE CAPITAL AND        VARIABLE         LEGG MASON PARTNERS
                           INCOME PORTFOLIO --    FUNDAMENTAL VALUE    VARIABLE INVESTORS
                                CLASS II        PORTFOLIO -- CLASS I  PORTFOLIO -- CLASS I
                          ----------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED            YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                          ----------------------------------------------------------------
                             2008       2007       2008       2007      2008       2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   4,582    25,919        250      1,748       (62)    (1,486)
   Net realized gain
      (loss) on
      investments           (58,381)   25,268    (26,654)    74,845       222     40,073
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (250,516) (149,264)  (175,461)  (135,886)  (27,147)   (33,329)
   Capital gain
      distributions           4,175   108,756        354     58,012     1,719      2,461
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (300,140)   10,679   (201,511)    (1,281)  (25,268)     7,719
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  --   317,393      1,200     28,544        --         --
   Death benefits                --        --     (4,673)        --        --    (42,864)
   Surrenders               (61,700)   (7,640)   (33,349)   (12,079)   (7,545)  (116,685)
   Administrative
      expenses                 (515)     (568)      (520)      (668)      (50)       (91)
   Transfers between
      subaccounts
      (including fixed
      account), net          35,125     3,518    (36,234)    (4,897)        3      1,340
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (27,090)  312,703    (73,576)    10,900    (7,592)  (158,300)
                          --------------------------------------------------------------
Increase (decrease) in
   net assets              (327,230)  323,382   (275,087)     9,619   (32,860)  (150,581)
Net assets at
   beginning of year        825,027   501,645    606,044    596,425    74,070    224,651
                          --------------------------------------------------------------
Net assets at end of year $ 497,797   825,027    330,957    606,044    41,210     74,070
                          ==============================================================
Changes in units
   (note 5):
   Units purchased            7,697   126,997      7,488    135,677         1         54
   Units redeemed           (12,093)  (89,431)   (15,463)  (110,789)     (603)   (10,328)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (4,396)   37,566     (7,975)    24,888      (602)   (10,274)
                          ==============================================================

                 See accompanying notes to financial statements

                           LEGG MASON PARTNERS
                                VARIABLE
                              INCOME TRUST             MFS(R) VARIABLE INSURANCE TRUST
                          --------------------  ---------------------------------------------
                           LEGG MASON PARTNERS
                                VARIABLE           MFS(R) INVESTORS        MFS(R) INVESTORS
                             STRATEGIC BOND     GROWTH STOCK SERIES --     TRUST SERIES --
                          PORTFOLIO -- CLASS I   SERVICE CLASS SHARES    SERVICE CLASS SHARES
                          -------------------------------------------------------------------
                               YEAR ENDED             YEAR ENDED              YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                          -------------------------------------------------------------------
                             2008       2007       2008        2007        2008        2007
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  3,621      1,992      (23,690)   (37,939)     (16,539)   (37,055)
   Net realized gain
      (loss) on
      investments           (5,459)    (6,421)      61,709     80,509      153,282    118,228
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (13,986)     4,907     (925,472)   186,685   (1,302,288)   194,015
   Capital gain
      distributions             --         --       99,298         --      182,473     32,847
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (15,824)       478     (788,155)   229,255     (983,072)   308,035
                          -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                 --         --       13,893     97,425       13,698    103,282
   Death benefits               --     (5,651)     (11,587)   (14,658)      (7,789)        --
   Surrenders               (3,695)  (121,950)    (291,987)  (184,582)    (328,863)  (236,543)
   Administrative
      expenses                 (44)      (108)      (1,464)    (1,586)      (3,047)    (3,968)
   Transfers between
      subaccounts
      (including fixed
      account), net          1,409      2,209     (288,847)  (100,699)  (1,040,134)   (46,602)
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (2,330)  (125,500)    (579,992)  (204,100)  (1,366,135)  (183,831)
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets              (18,154)  (125,022)  (1,368,147)    25,155   (2,349,207)   124,204
Net assets at beginning
   of year                  80,523    205,545    2,531,274  2,506,119    3,859,072  3,734,868
                          -------------------------------------------------------------------
Net assets at end of year $ 62,369     80,523    1,163,127  2,531,274    1,509,865  3,859,072
                          ===================================================================
Changes in units
   (note 5):
   Units purchased           1,143        365       21,978     15,279       17,389     23,749
   Units redeemed           (1,433)    (8,900)     (89,008)   (35,990)    (146,227)   (38,792)
                          -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (290)    (8,535)     (67,030)   (20,711)    (128,838)   (15,043)
                          ===================================================================

                 See accompanying notes to financial statements

                                    MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ---------------------------------------------------------------
                                                 MFS(R) STRATEGIC
                                MFS(R) NEW       INCOME SERIES --          MFS(R)
                           DISCOVERY SERIES --        SERVICE      TOTAL RETURN SERIES --
                           SERVICE CLASS SHARES    CLASS SHARES     SERVICE CLASS SHARES
                          ---------------------------------------------------------------
                                YEAR ENDED          YEAR ENDED           YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008     2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   33,343      8,944   31,695   21,840     214,319      32,495
   Net realized gain
      (loss) on
      investments            (44,998)    33,745  (37,938)  (1,602)   (733,387)     53,882
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (552,710)   (88,937) (91,037)  (7,448) (3,316,879)   (211,880)
   Capital gain
      distributions          138,107     59,420       --       --     614,891     201,403
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (426,258)    13,172  (97,280)  12,790  (3,221,056)     75,900
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               12,562      7,899    8,372    9,676   2,192,018   5,535,876
   Death benefits                 72         --       --  (29,651)         --     (11,168)
   Surrenders                (48,636)   (80,621) (79,650) (20,649)   (610,928)   (239,399)
   Administrative
      expenses                  (400)      (515)    (680)    (668)    (17,765)     (9,506)
   Transfers between
      subaccounts
      (including fixed
      account), net          (43,339)   (36,422) 183,467  109,287  (1,670,060)     59,541
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (79,741)  (109,659) 111,509   67,995    (106,735)  5,335,344
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (505,999)   (96,487)  14,229   80,785  (3,327,791)  5,411,244
Net assets at beginning
   of year                 1,087,070  1,183,557  787,621  706,836  13,201,477   7,790,233
                          ---------------------------------------------------------------
Net assets at end of year $  581,071  1,087,070  801,850  787,621   9,873,686  13,201,477
                          ===============================================================
Changes in units
   (note 5):
   Units purchased             7,002      2,782   66,425   14,075     565,651     837,384
   Units redeemed            (17,507)   (12,167) (50,512)  (8,701)   (563,612)   (354,019)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (10,505)    (9,385)  15,913    5,374       2,039     483,365
                          ===============================================================

                 See accompanying notes to financial statements

                             MFS(R) VARIABLE INSURANCE TRUST
                                       (CONTINUED)                    OLD MUTUAL INSURANCE SERIES FUND
                          ------------------------------------  -------------------------------------------
                                  MFS(R)
                            UTILITIES SERIES --      OLD MUTUAL GROWTH II          OLD MUTUAL LARGE CAP
                           SERVICE CLASS SHARES            PORTFOLIO                 GROWTH PORTFOLIO
                          ---------------------------------------------------------------------------------
                                                   PERIOD FROM                  PERIOD FROM
                                YEAR ENDED        JANUARY 1 TO   YEAR ENDED      JANUARY 1      YEAR ENDED
                               DECEMBER 31,       DECEMBER 12,  DECEMBER 31,  TO DECEMBER 12,  DECEMBER 31,
                          ---------------------------------------------------------------------------------
                             2008         2007        2008          2007            2008           2007
                          ---------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   205,353     86,972      (1,881)      (2,840)         (3,762)         (6,347)
   Net realized gain
      (loss) on
      investments              59,308    228,472    (139,858)     (38,402)       (151,016)        (14,910)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,533,000)   550,393      78,915       85,483          11,920         104,926
   Capital gain
      distributions           403,963    196,581          --           --              --              --
                          -------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,864,376) 1,062,418     (62,824)      44,241        (142,858)         83,669
                          -------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               351,126    372,499          --           --              --              --
   Death benefits               1,817         --      (1,238)          --          (1,849)             --
   Surrenders                (450,295)  (270,011)    (45,786)     (59,578)        (34,139)       (121,313)
   Administrative
      expenses                 (3,903)    (3,262)       (231)        (307)           (372)           (459)
   Transfers between
      subaccounts
      (including fixed
      account), net          (684,609)   262,997    (102,536)          20        (303,619)           (829)
                          -------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (785,864)   362,223    (149,791)     (59,865)       (339,979)       (122,601)
                          -------------------------------------------------------------------------------
Increase (decrease) in
   net assets              (2,650,240) 1,424,641    (212,615)     (15,624)       (482,837)        (38,932)
Net assets at beginning
   of year                  5,435,725  4,011,084     212,615      228,239         482,837         521,769
                          -------------------------------------------------------------------------------
Net assets at end of year $ 2,785,485  5,435,725          --      212,615              --         482,837
                          ===============================================================================
Changes in units
   (note 5):
   Units purchased            106,908     63,251         263          937             584              36
   Units redeemed            (126,590)   (43,705)    (17,825)      (6,318)        (33,670)         (9,111)
                          -------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (19,682)    19,546     (17,562)      (5,381)        (33,086)         (9,075)
                          ===============================================================================

                 See accompanying notes to financial statements

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------------------------
                                               OPPENHEIMER BALANCED
                              OPPENHEIMER       FUND/VA -- SERVICE   OPPENHEIMER CAPITAL
                           BALANCED FUND/VA          SHARES          APPRECIATION FUND/VA
                          ----------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED             YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------
                             2008      2007       2008        2007      2008        2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  18,307    12,897     105,232      1,048    (5,137)     (9,948)
   Net realized gain
      (loss) on
      investments           (30,406)   16,432    (457,627)     7,281    14,914      78,185
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (237,916)  (78,433) (3,614,996)  (291,926) (223,769)     45,149
   Capital gain
      distributions          33,973    68,878     347,848    280,463        --          --
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (216,042)   19,774  (3,619,543)    (3,134) (213,992)    113,386
                          ----------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums                 817       361   1,286,120  3,610,246       397         361
   Death benefits                --        --          --    (13,488)   (5,883)    (59,470)
   Surrenders               (47,045) (173,445)   (224,848)  (170,502) (176,282)   (363,585)
   Administrative
      expenses                 (367)     (440)    (10,528)    (2,675)     (475)     (1,000)
   Transfers between
      subaccounts
      (including fixed
      account), net        (224,997)  (40,108)    656,904    140,690   (28,791)    (73,926)
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions      (271,592) (213,632)  1,707,648  3,564,271  (211,034)   (497,620)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets              (487,634) (193,858) (1,911,895) 3,561,137  (425,026)   (384,234)
Net assets at
   beginning of year        742,086   935,944   6,923,369  3,362,232   641,096   1,025,330
                          ----------------------------------------------------------------
Net assets at end of
   year                   $ 254,452   742,086   5,011,474  6,923,369   216,070     641,096
                          ================================================================
Changes in units (note
   5):
   Units purchased            1,564     3,372     457,011    478,410     1,835       1,310
   Units redeemed           (19,723)  (17,086)   (240,098)  (159,918)  (17,641)    (35,249)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners       (18,159)  (13,714)    216,913    318,492   (15,806)    (33,939)
                          ================================================================

                 See accompanying notes to financial statements

                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          --------------------------------------------------------------------
                            OPPENHEIMER CAPITAL
                               APPRECIATION                               OPPENHEIMER GLOBAL
                                FUND/VA --          OPPENHEIMER CORE     SECURITIES FUND/VA --
                              SERVICE SHARES          BOND FUND/VA          SERVICE SHARES
                          --------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                          --------------------------------------------------------------------
                             2008        2007        2008       2007       2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (64,493)   (86,048)    27,986     51,025     (14,881)     (9,657)
   Net realized gain
      (loss) on
      investments              61,730    184,697    (59,063)    (7,188)   (366,407)    255,036
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (2,327,029)   498,567   (283,038)    (9,576) (4,045,316)   (274,785)
   Capital gain
      distributions                --         --         --         --     554,465     431,655
                          --------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (2,329,792)   597,216   (314,115)    34,261  (3,872,139)    402,249
                          --------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               173,801    344,468         --         --   1,066,713   1,470,129
   Death benefits                  --         --         --    (28,232)    (10,241)         --
   Surrenders                (263,613)  (237,942)  (224,932)  (443,453)   (566,404)   (605,255)
   Administrative
      expenses                 (3,699)    (3,720)      (443)      (872)    (13,616)     (8,725)
   Transfers between
      subaccounts
      (including fixed
      account), net          (285,771)  (671,741)   (23,429)    55,555   2,219,184     701,015
                          --------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions        (379,282)  (568,935)  (248,804)  (417,002)  2,695,636   1,557,164
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets              (2,709,074)    28,281   (562,919)  (382,741) (1,176,503)  1,959,413
Net assets at beginning
   of year                  5,279,318  5,251,037  1,008,031  1,390,772  10,803,205   8,843,792
                          --------------------------------------------------------------------
Net assets at end of year $ 2,570,244  5,279,318    445,112  1,008,031   9,626,702  10,803,205
                          ====================================================================
Changes in units (note
   5):
   Units purchased            130,712    124,766     12,181      6,065     945,140     176,978
   Units redeemed            (153,172)  (167,490)   (31,260)   (36,279)   (370,002)    (80,152)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (22,460)   (42,724)   (19,079)   (30,214)    575,138      96,826
                          ====================================================================

                 See accompanying notes to financial statements

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------
                                                                          OPPENHEIMER MAIN
                                                  OPPENHEIMER MAIN        STREET SMALL CAP
                            OPPENHEIMER HIGH      STREET FUND/VA --      FUND/VA -- SERVICE
                             INCOME FUND/VA        SERVICE SHARES              SHARES
                          ------------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED              YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          ------------------------------------------------------------------
                             2008      2007       2008        2007        2008        2007
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  10,138    28,488      40,413     (97,060)    (74,773)   (92,842)
   Net realized gain
      (loss) on
      investments           (16,123)   (7,686)   (271,746)    750,995  (1,982,006)   201,944
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (151,744)  (20,474) (3,112,991)   (312,156) (2,549,518)  (604,633)
   Capital gain
      distributions              --        --     413,156          --     402,836    184,660
                          ------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (157,729)      328  (2,931,168)    341,779  (4,203,461)  (310,871)
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                 999     2,750   1,070,171   2,651,174   3,021,718  2,130,046
   Death benefits                --        --    (173,634)    (11,242)    (47,113)  (164,572)
   Surrenders               (18,198) (278,460)   (795,756)   (940,711)   (377,765)  (408,953)
   Administrative
      expenses                 (146)     (236)    (15,673)     (7,147)    (13,831)    (4,342)
   Transfers between
      subaccounts
      (including fixed
      account), net           3,527     5,809   7,039,468  (4,728,944) (2,393,838) 1,821,875
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (13,818) (270,137)  7,124,576  (3,036,870)    189,171  3,374,054
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (171,547) (269,809)  4,193,408  (2,695,091) (4,014,290) 3,063,183
Net assets at beginning
   of year                  215,130   484,939   9,578,867  12,273,958   8,791,840  5,728,657
                          ------------------------------------------------------------------
Net assets at end of year $  43,583   215,130  13,772,275   9,578,867   4,777,550  8,791,840
                          ==================================================================
Changes in units (note
   5):
   Units purchased            2,289     1,467   2,015,888     654,002   1,331,537    444,498
   Units redeemed            (2,916)  (22,393)   (711,028)   (914,948) (1,375,663)  (143,347)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          (627)  (20,926)  1,304,860    (260,946)    (44,126)   301,151
                          ==================================================================

                 See accompanying notes to financial statements

                            OPPENHEIMER VARIABLE ACCOUNT FUNDS       PIMCO VARIABLE
                                        (CONTINUED)                  INSURANCE TRUST
                          --------------------------------------  --------------------
                                                                    PIMCO ALL ASSET
                                                  OPPENHEIMER        PORTFOLIO --
                           OPPENHEIMER MIDCAP  MIDCAP FUND/VA --     ADVISOR CLASS
                                FUND/VA          SERVICE SHARES         SHARES
                          ------------------------------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED
                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007      2008      2007      2008       2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  (4,715)   (7,951)   (3,884)  (5,157)    49,965     72,118
   Net realized gain
      (loss) on
      investments           (29,684)  (50,041)      158    7,575    (77,271)        40
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (175,824)   88,914  (151,766)  11,034   (211,371)    (5,330)
   Capital gain
      distributions              --        --        --       --      2,356         --
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (210,223)   30,922  (155,492)  13,452   (236,321)    66,828
                          ------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums              12,308    10,877    15,838    3,186     45,269     88,191
   Death benefits                --   (14,377)   (2,639)      --         --         --
   Surrenders               (70,098) (150,843)   (8,337) (27,486)   (15,806)    (7,919)
   Administrative
      expenses                 (459)     (613)     (194)    (272)      (467)      (285)
   Transfers between
      subaccounts
      (including fixed
      account), net          (6,444)   (3,989)  (10,047)  11,181   (208,705)   297,685
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (64,693) (158,945)   (5,379) (13,391)  (179,709)   377,672
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (274,916) (128,023) (160,871)      61   (416,030)   444,500
Net assets at beginning
   of year                  479,213   607,236   315,703  315,642  1,290,528    846,028
                          ------------------------------------------------------------
Net assets at end of year $ 204,297   479,213   154,832  315,703    874,498  1,290,528
                          ============================================================
Changes in units (note
   5):
   Units purchased            1,243     4,831     1,864    2,537     32,918     39,394
   Units redeemed            (6,819)  (16,956)   (2,221)  (3,368)   (53,079)    (5,379)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (5,576)  (12,125)     (357)    (831)   (20,161)    34,015
                          ============================================================

                 See accompanying notes to financial statements

                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------
                          PIMCO FOREIGN BOND
                            PORTFOLIO (U.S.         PIMCO HIGH          PIMCO LONG-TERM U.S.
                           DOLLAR-HEDGED) --    YIELD PORTFOLIO --    GOVERNMENT PORTFOLIO --
                            ADMINISTRATIVE        ADMINISTRATIVE          ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES            CLASS SHARES
                          -------------------------------------------------------------------
                              YEAR ENDED            YEAR ENDED              YEAR ENDED
                             DECEMBER 31,          DECEMBER 31,            DECEMBER 31,
                          -------------------------------------------------------------------
                            2008      2007       2008        2007        2008        2007
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  1,732    2,513      337,350     348,565     520,487     293,975
   Net realized gain
      (loss) on
      investments           (1,116)     (67)    (343,538)    (70,084)    158,012     (88,485)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (5,619)     352   (1,246,784)   (229,819)  1,524,526     674,799
   Capital gain
      distributions             --       --       21,186          --      96,028          --
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (5,003)   2,798   (1,231,786)     48,662   2,299,053     880,289
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              3,903       --      535,725   1,068,134   4,145,603   3,145,773
   Death benefits               --       --      (28,182)     (1,799)    (40,691)    (59,986)
   Surrenders              (15,224)  (6,693)    (455,387)   (431,871) (2,654,009)   (955,289)
   Administrative
      expenses                 (33)     (21)      (5,548)     (2,975)    (29,438)     (5,276)
   Transfers between
      subaccounts
      (including fixed
      account), net        (25,849)   6,264    2,127,215  (1,915,408)  2,821,365     210,230
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (37,203)    (450)   2,173,823  (1,283,919)  4,242,830   2,335,452
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (42,206)   2,348      942,037  (1,235,257)  6,541,883   3,215,741
Net assets at beginning
   of year                 142,251  139,903    5,506,051   6,741,308  12,167,759   8,952,018
                          ------------------------------------------------------------------
Net assets at end of year $100,045  142,251    6,448,088   5,506,051  18,709,642  12,167,759
                          ==================================================================
Changes in units
   (note 5):
   Units purchased             514    1,485      593,625     303,063   1,881,321     548,171
   Units redeemed           (3,685)  (1,502)    (283,170)   (418,751) (1,608,894)   (331,244)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       (3,171)     (17)     310,455    (115,688)    272,427     216,927
                          ==================================================================

                 See accompanying notes to financial statements

                                                                             THE PRUDENTIAL SERIES
                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)               FUND
                          ------------------------------------------------  -----------------------
                                  PIMCO LOW               PIMCO TOTAL
                            DURATION PORTFOLIO --     RETURN PORTFOLIO --     JENNISON 20/20 FOCUS
                               ADMINISTRATIVE           ADMINISTRATIVE            PORTFOLIO --
                                CLASS SHARES             CLASS SHARES           CLASS II SHARES
                          -------------------------------------------------------------------------
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                                DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                          -------------------------------------------------------------------------
                              2008         2007        2008        2007        2008         2007
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    894,123     248,585   1,275,287     909,538     283,189      346,244
   Net realized gain
      (loss) on
      investments             (958,452)     59,298     128,645    (110,158) (3,300,452)     147,204
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (1,523,887)    427,143    (703,836)  1,058,116    (310,818)    (337,033)
   Capital gain
      distributions            267,841          --     262,510          --          --           --
                          -------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (1,320,375)    735,026     962,606   1,857,496  (3,328,081)     156,415
                          -------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             24,243,538  12,898,075   6,840,782   6,331,326   3,713,733    4,088,364
   Death benefits              (66,873)         --    (105,261)   (172,692)     (8,590)          --
   Surrenders               (1,253,022)   (327,506) (2,937,051) (1,914,383)   (202,375)    (133,594)
   Administrative
      expenses                 (90,651)     (3,697)    (47,769)    (20,591)    (11,479)      (1,341)
   Transfers between
      subaccounts
      (including fixed
      account), net        (20,669,557) 11,271,606   1,545,133  (5,224,875) (3,856,624)  (2,060,243)
                          -------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        2,163,435  23,838,478   5,295,834  (1,001,215)   (365,335)   1,893,186
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets                  843,060  24,573,504   6,258,440     856,281  (3,693,416)   2,049,601
Net assets at beginning
   of year                  25,886,398   1,312,894  27,934,750  27,078,469   4,708,528    2,658,927
                          -------------------------------------------------------------------------
Net assets at end of year $ 26,729,458  25,886,398  34,193,190  27,934,750   1,015,112    4,708,528
                          =========================================================================
Changes in units
   (note 5):
   Units purchased           7,844,387   3,010,368   2,192,781   1,407,496   1,149,781      623,759
   Units redeemed           (7,657,144)   (719,605) (1,696,929) (1,498,292) (1,403,606)    (484,736)
                          -------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          187,243   2,290,763     495,852     (90,796)   (253,825)     139,023
                          =========================================================================

                 See accompanying notes to financial statements

                           THE PRUDENTIAL SERIES FUND (CONTINUED)  RYDEX VARIABLE TRUST
                          ---------------------------------------  --------------------
                              JENNISON        NATURAL RESOURCES
                            PORTFOLIO --         PORTFOLIO --
                           CLASS II SHARES     CLASS II SHARES     NASDAQ - 100(R) FUND
                          -------------------------------------------------------------
                             YEAR ENDED           YEAR ENDED            YEAR ENDED
                            DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                          -------------------------------------------------------------
                            2008     2007      2008        2007       2008       2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $ (1,224) (1,505)    379,626    463,300    (12,465)   (16,275)
   Net realized gain
      (loss) on
      investments              797     633    (700,227)   150,732      2,733     21,487
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (37,192)  9,678  (2,187,467)   119,769   (440,816)   148,905
   Capital gain
      distributions             --      --          --         --         --         --
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (37,619)  8,806  (2,508,068)   733,801   (450,548)   154,117
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              2,462     300   1,567,817    937,939         --     20,193
   Death benefits               --      --        (381)        --         77         --
   Surrenders               (1,337) (1,104)   (103,574)   (50,464)   (30,290)   (12,041)
   Administrative
      expenses                (155)   (165)     (7,314)    (1,491)      (132)      (112)
   Transfers between
      subaccounts
      (including fixed
      account), net           (451)   (346)    552,357    432,855     (8,555)   (44,484)
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions          519  (1,315)  2,008,905  1,318,839    (38,900)   (36,444)
                          -------------------------------------------------------------
Increase (decrease) in
   net assets              (37,100)  7,491    (499,163) 2,052,640   (489,448)   117,673
Net assets at beginning
   of year                  97,763  90,272   3,101,030  1,048,390  1,068,690    951,017
                          -------------------------------------------------------------
Net assets at end of year $ 60,663  97,763   2,601,867  3,101,030    579,242  1,068,690
                          =============================================================
Changes in units
   (note 5):
   Units purchased             474      65     496,272    148,324      2,130      3,537
   Units redeemed             (401)   (151)   (289,507)   (63,032)    (7,561)    (6,213)
                          -------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           73     (86)    206,765     85,292     (5,431)    (2,676)
                          =============================================================

                 See accompanying notes to financial statements

                                 THE UNIVERSAL
                           INSTITUTIONAL FUNDS, INC.      VAN KAMPEN LIFE INVESTMENT TRUST
                          --------------------------  ----------------------------------------
                                  EQUITY AND            CAPTIAL GROWTH
                              INCOME PORTFOLIO --        PORTFOLIO --    COMSTOCK PORTFOLIO --
                                CLASS II SHARES        CLASS II SHARES      CLASS II SHARES
                          --------------------------------------------------------------------
                                         PERIOD FROM
                           YEAR ENDED      MAY 1 TO       YEAR ENDED           YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                          --------------------------------------------------------------------
                              2008          2007        2008      2007      2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $   11,457       (5,310)     (6,043)  (7,060)     74,547    (22,237)
   Net realized gain
      (loss) on
      investments             (30,477)        (343)     (9,613)  12,025  (3,666,586)   109,477
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (318,621)     (12,503)   (253,241)  56,169  (1,366,649)  (600,441)
   Capital gain
      distributions            28,638          914          --       --     423,761    110,575
                           -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (309,003)     (17,242)   (268,897)  61,134  (4,534,927)  (402,626)
                           -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               306,992      899,224      10,191    1,205   4,312,930  3,188,239
   Death benefits                  --           --         379       --     (10,130)   (74,235)
   Surrenders                  (9,850)      (1,393)    (56,408) (29,212)   (340,017)  (271,926)
   Administrative
      expenses                 (2,114)          --        (221)    (239)    (17,178)    (4,121)
   Transfers between
      subaccounts
      (including fixed
      account), net            97,802       61,886      31,397  220,778  (5,537,795) 1,498,281
                           -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         392,830      959,717     (14,662) 192,532  (1,592,190) 4,336,238
                           -------------------------------------------------------------------
Increase (decrease) in
   net assets                  83,827      942,475    (283,559) 253,666  (6,127,117) 3,933,612
   Net assets at
      beginning of year       942,475           --     557,747  304,081   8,914,713  4,981,101
                           -------------------------------------------------------------------
   Net assets at end of
      year                 $1,026,302      942,475     274,188  557,747   2,787,596  8,914,713
                           ===================================================================
Changes in units
   (note 5):
   Units purchased             69,470      119,083      10,207   39,191   1,529,621    572,155
   Units redeemed             (27,252)     (21,984)    (10,990) (20,506) (1,931,968)  (197,125)
                           -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          42,218       97,099        (783)  18,685    (402,347)   375,030
                           ===================================================================

                 See accompanying notes to financial statements

                              XTF ADVISORS TRUST
                          --------------------------
                              ETF 60 PORTFOLIO --
                                CLASS II SHARES
                          --------------------------
                           PERIOD FROM   PERIOD FROM
                          JANUARY 1 TO    MAY 1 TO
                            JUNE 20,    DECEMBER 31,
                          --------------------------
                              2008          2007
                          --------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $     8,165       (8,702)
   Net realized gain
      (loss) on
      investments             (54,085)        (715)
   Change in unrealized
      appreciation
      (depreciation) on
      investments              23,130      (23,130)
   Capital gain
      distributions                --           --
                          ------------------------
      Increase (decrease)
         in net assets
         from operations      (22,790)     (32,547)
                          ------------------------
From capital transactions
   (note 4):
   Net premiums               416,301    1,395,814
   Death benefits                  --           --
   Surrenders                 (11,859)      (4,962)
   Administrative
      expenses                   (401)          --
   Transfers between
      subaccounts
      (including fixed
      account), net        (1,739,967)         411
                          ------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (1,335,926)   1,391,263
                          ------------------------
Increase (decrease) in
   net assets              (1,358,716)   1,358,716

Net assets at beginning
   of year                  1,358,716           --
                          ------------------------
Net assets at end of year $        --    1,358,716
                          ========================
Changes in units
   (note 5):
   Units purchased             91,066      150,319
   Units redeemed            (229,482)     (11,903)
                          ------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (138,416)     138,416
                          ========================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Notes to Financial Statements

                                December 31, 2008

(1) DESCRIPTION OF ENTITY

     Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

     Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

     The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

     Effective September 8, 2008, the following Portfolios were added to the Separate Account:

     Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund

     Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund

     Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Legg Mason Partners Aggressive Growth Fund

     Genworth Variable Insurance Trust -- Genwoth PIMCO StockPLUS Fund

     Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund

     Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund

     Genworth Variable Insurance Trust -- Genworth Western Asset Management Core Plus Fixed Income Fund

     The following Portfolios are not available as investment options for contracts issued on or after September 8, 2008:

     AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares

     BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III

     GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- S&P 500(R) Index Fund

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

     MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares

     Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares

     Rydex Variable Trust -- NASDAQ - 100(R) Fund

     XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares was added to the Separate Account effective May 1, 2007. On March 18, 2008, the Board of Trustees for the XTF Advisors Trust voted to liquidate the ETF 60 Portfolio -- Class II Shares due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares occurred on June 20, 2008.

     On August 22, 2008, the Board of Trustees of the Old Mutual Insurance Series Fund voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio primarily due to each Portfolio's small asset size, high operating costs and lack of economies of scale. Final liquidation of the Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio and Old Mutual Large Cap Growth Portfolio occurred on December 12, 2008.

     On April 28, 2007, the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II, Inc. -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds.

     The following Portfolios are not available to contracts issued or on after May 1, 2007:

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

     Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares (formerly, Strategic Growth Portfolio).

     AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

     Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective May 1, 2007.

     The following Portfolios are not available to contracts issued on or after May 1, 2006:

     Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Service Class 2

     Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund

     J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio

     J.P. Morgan Series Trust II -- JPMorgan International Equity Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Small Company Portfolio

     J.P. Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity
     Portfolio

     MFS(R) Variable Insurance Trust -- MFS(R) New Discovery Series -- Service Class Shares

     The following Portfolios are not available to contracts issued on or after May 1, 2003:

     Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

     Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares

     Janus Aspen Series -- Global Technology Portfolio -- Service Shares

     Janus Aspen Series -- Large Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Mid Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Worldwide Growth Portfolio -- Service Shares

     PIMCO Variable Insurance Trust -- PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares

     All designated Portfolios listed above are series type mutual funds.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) BASIS OF PRESENTATION

     These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to the current year presentation.

     (b) INVESTMENTS

     SFAS 157, FAIR VALUE MEASUREMENTS, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

     -    LEVEL 1 - quoted prices in active markets for identical securities

     - LEVEL 2 - observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

     -    LEVEL 3 - unobservable inputs

     The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2008.

     The Separate Account does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under SFAS 157.

     Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

     (C) UNIT CLASSES

     There are several unit classes of subaccounts based on the annuity contract through which the subaccount are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form numbers NY1066 and NY1162 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contract.

     (D) FEDERAL INCOME TAXES

     The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

     (E) PAYMENTS DURING ANNUITIZATION

     Net assets allocated to the contracts in variable payout annuitization (variable income payments for the life of the annuitant) are computed in accordance to the mortality tables in effect at the time of contract issue. The assumed interest rate is an effective annual rate of 3%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from the GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

     (3) PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2008 were:

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares                          $   593,145   $   383,495
   AIM V.I. Capital Appreciation Fund -- Series I shares                       59,112       251,602
   AIM V.I. Core Equity Fund -- Series I shares                               107,080       220,323
   AIM V.I. Global Real Estate Fund -- Series II shares                     1,227,680     1,018,867
   AIM V.I. International Growth Fund -- Series II shares                  17,240,558    13,833,832
   AIM V.I. Large Cap Growth Fund -- Series I shares                          106,948        89,723
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares                     913       165,207
   Alger American SmallCap Growth Portfolio -- Class O Shares                  15,635       161,083
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B          7,374,152     2,920,351
   AllianceBernstein Global Technology Portfolio -- Class B                   100,648       242,427

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
   AllianceBernstein Growth and Income Portfolio -- Class B               $ 3,697,498   $ 2,891,804
   AllianceBernstein International Value Portfolio -- Class B              44,663,461    36,109,325
   AllianceBernstein Large Cap Growth Portfolio -- Class B                    286,077       551,618
   AllianceBernstein Small Cap Growth Portfolio -- Class B                    110,981        43,996
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I                                         476,974       404,982
   VP International Fund -- Class I                                         9,516,175     8,916,711
   VP Ultra(R) Fund -- Class I                                                252,114       347,745
   VP Value Fund -- Class I                                                   683,588       798,469
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II                                17,777,088     5,515,757
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III                               312,500       224,014
   BlackRock Global Allocation V.I. Fund -- Class III                      63,867,711    26,027,019
   BlackRock Large Cap Growth V.I. Fund -- Class III                          125,149        23,611
   BlackRock Value Opportunities V.I. Fund -- Class III                       279,475       278,578
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A                 1,615,560     1,265,818
   Columbia Marsico International Opportunities Fund, Variable
      Series -- Class B                                                    21,919,269    16,248,422
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        21,116        33,097
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares                                   142,233       115,377
Dreyfus Variable Investment Fund
   Money Market Portfolio                                                   6,181,287     4,413,024
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares                        301,686       293,154
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       640,440       487,905
   DWS Technology VIP -- Class B Shares                                        31,770        36,963
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund                                            16,918,709    17,263,922
   VT Worldwide Health Sciences Fund                                          568,593     1,169,184
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2                                          31,883         1,753
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares                        61,387        48,333
   Federated Capital Income Fund II                                            12,059        64,060
   Federated High Income Bond Fund II -- Primary Shares                        26,641       105,865
   Federated High Income Bond Fund II -- Service Shares                     1,660,334     3,922,558
   Federated Kaufmann Fund II -- Service Shares                             4,522,944     1,858,111
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class                            30,905       101,447
   VIP Asset Manager(SM) Portfolio -- Service Class 2                         548,919       371,662
   VIP Balanced Portfolio -- Service Class 2                               10,736,439     3,533,712
   VIP Contrafund(R) Portfolio -- Initial Class                               179,037       577,342
   VIP Contrafund(R) Portfolio -- Service Class 2                          23,976,869    26,739,752
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               33,864        48,445

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
   VIP Equity-Income Portfolio -- Initial Class                           $    42,486   $   168,013
   VIP Equity-Income Portfolio -- Service Class 2                          15,189,840    16,200,351
   VIP Growth & Income Portfolio -- Initial Class                              61,306       207,205
   VIP Growth & Income Portfolio -- Service Class 2                           564,909     1,236,483
   VIP Growth Opportunities Portfolio -- Initial Class                         14,982        69,418
   VIP Growth Portfolio -- Initial Class                                       25,568       237,665
   VIP Growth Portfolio -- Service Class 2                                    591,362       461,771
   VIP Investment Grade Bond Portfolio -- Service Class 2                  10,926,924    13,483,298
   VIP Mid Cap Portfolio -- Service Class 2                                 9,201,798    11,405,702
   VIP Overseas Portfolio -- Initial Class                                     82,170       251,814
   VIP Value Strategies Portfolio -- Service Class 2                          119,790        89,275
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares                       78,802,452    45,151,603
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares                833,054       841,900
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2
      Shares                                                               19,841,177     6,106,554
   Mutual Shares Securities Fund -- Class 2 Shares                         13,026,383     6,512,030
   Templeton Foreign Securities Fund -- Class 1 Shares                         10,948        25,054
   Templeton Foreign Securities Fund -- Class 2 Shares                     11,039,621    10,613,112
   Templeton Global Asset Allocation Fund -- Class 2 Shares                   201,558       170,754
   Templeton Global Income Securities Fund -- Class 1 Shares                    8,423        50,633
   Templeton Growth Securities Fund -- Class 2 Shares                       2,116,853       898,828
GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares                                   174,633       386,131
   Income Fund -- Class 1 Shares                                            1,520,687     2,238,353
   International Equity Fund -- Class 1 Shares                                161,887        93,498
   Mid-Cap Equity Fund -- Class 1 Shares                                    5,608,702     7,390,457
   Money Market Fund                                                       61,138,743    41,894,066
   Premier Growth Equity Fund -- Class 1 Shares                               109,038       461,493
   Real Estate Securities Fund -- Class 1 Shares                            3,275,529     2,282,492
   S&P 500(R) Index Fund                                                   11,125,056    25,038,986
   Small-Cap Equity Fund -- Class 1 Shares                                    648,493     2,428,012
   Total Return Fund -- Class 1 Shares                                      4,590,345    10,911,885
   Total Return Fund -- Class 3 Shares                                     85,925,648    47,534,130
   U.S. Equity Fund -- Class 1 Shares                                         305,318       497,824
Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund                                                 8,433           115
   Genworth Columbia Mid Cap Value Fund                                     2,990,084       439,882
   Genworth Davis NY Venture Fund                                             250,421           750
   Genworth Eaton Vance Large Cap Value Fund                                7,841,950     1,281,558
   Genworth Legg Mason Partners Aggressive Growth Fund                      9,112,192     1,689,908
   Genworth PIMCO StockPLUS Fund                                           13,247,789     2,017,440
   Genworth Putnam International Capital Opportunities Fund                 3,260,791       598,523
   Genworth Thornburg International Value Fund                              2,938,093       592,473
   Genworth Western Asset Management Core Plus Fixed Income Fund            7,766,812     1,550,485
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund                                         4,014        70,019
   Goldman Sachs Mid Cap Value Fund                                           392,789       833,785

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio                                                $   831,653   $ 1,089,133
   JPMorgan International Equity Portfolio                                    133,306       250,202
   JPMorgan Mid Cap Value Portfolio                                           497,709     1,139,493
   JPMorgan Small Company Portfolio                                            51,336        76,482
   JPMorgan U.S. Large Cap Core Equity Portfolio                                4,858        43,976
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares                                 285,140       590,601
   Balanced Portfolio -- Service Shares                                     6,326,537     3,939,062
   Flexible Bond Portfolio -- Institutional Shares                             18,531        89,576
   Forty Portfolio -- Institutional Shares                                     22,843       700,698
   Forty Portfolio -- Service Shares                                       18,079,806    10,159,056
   Global Life Sciences Portfolio -- Service Shares                             2,612        23,992
   Global Technology Portfolio -- Service Shares                                2,342        31,984
   International Growth Portfolio -- Institutional Shares                     279,819       424,913
   International Growth Portfolio -- Service Shares                           199,874       130,489
   Large Cap Growth Portfolio -- Institutional Shares                          40,455       249,267
   Large Cap Growth Portfolio -- Service Shares                                23,277       136,378
   Mid Cap Growth Portfolio -- Institutional Shares                           139,374       482,555
   Mid Cap Growth Portfolio -- Service Shares                                  19,422        64,222
   Worldwide Growth Portfolio -- Institutional Shares                          38,339       254,099
   Worldwide Growth Portfolio -- Service Shares                                90,426       182,068
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Balanced Portfolio -- Class 1                      12,124        24,597
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  6,779,335     6,685,854
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         2,992,224     2,558,474
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio --
      Class 1                                                                 422,696       155,068
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               2,207,963     1,917,982
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1            6,025,959     6,414,773
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            3,427,496     3,161,354
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           2,648,244     2,674,892
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II       228,579       336,092
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I         2,642        24,418
   Legg Mason Partners Variable Capital and Income Portfolio --
      Class II                                                                 81,085        99,630
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I         68,200       141,171
   Legg Mason Partners Variable Investors Portfolio -- Class I                  2,501         8,444
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I            19,570        18,287
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares               294,108       799,167
   MFS(R) Investors Trust Series -- Service Class Shares                      396,740     1,599,466
   MFS(R) New Discovery Series -- Service Class Shares                        245,501       153,309
   MFS(R) Strategic Income Series -- Service Class Shares                     699,156       556,120
   MFS(R) Total Return Series -- Service Class Shares                       6,500,673     5,739,635
   MFS(R) Utilities Series -- Service Class Shares                          2,087,243     2,267,985

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
Old Mutual Insurance Series Fund
   Old Mutual Growth II Portfolio                                         $     2,498   $   154,195
   Old Mutual Large Cap Growth Portfolio                                        8,007       351,800
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA                                                76,117       295,511
   Oppenheimer Balanced Fund/VA -- Service Shares                           4,437,044     2,259,228
   Oppenheimer Capital Appreciation Fund/VA                                    22,269       238,507
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares               1,494,596     1,938,230
   Oppenheimer Core Bond Fund/VA                                              180,057       400,975
   Oppenheimer Global Securities Fund/VA -- Service Shares                  7,159,032     3,921,222
   Oppenheimer High Income Fund/VA                                             22,330        26,033
   Oppenheimer Main Street Fund/VA -- Service Shares                       13,509,975     5,923,606
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares             12,439,290    11,900,289
   Oppenheimer MidCap Fund/VA                                                  14,629        84,068
   Oppenheimer MidCap Fund/VA -- Service Shares                                25,794        35,109
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares                          432,034       559,544
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative
      Class Shares                                                             10,037        45,349
   PIMCO High Yield Portfolio -- Administrative Class Shares                5,631,142     3,115,932
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class
      Shares                                                               25,168,711    20,323,340
   PIMCO Low Duration Portfolio -- Administrative Class Shares             83,906,525    80,560,177
   PIMCO Total Return Portfolio -- Administrative Class Shares             27,396,157    20,583,590
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares                       12,104,329    12,163,004
   Jennison Portfolio -- Class II Shares                                        6,131         6,847
   Natural Resources Portfolio -- Class II Shares                           5,828,399     3,433,479
Rydex Variable Trust
   NASDAQ - 100(R) Fund                                                        19,242        70,706
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares                             700,153       268,464
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares                                 82,849       104,813
   Comstock Portfolio -- Class II Shares                                   14,367,977    15,421,860
XTF Advisors Trust
   ETF 60 Portfolio -- Class II Shares                                        884,526     2,212,503

(4) RELATED PARTY TRANSACTIONS

     (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

     Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross purchase payments (premiums) recorded by GLICNY on its flexible variable deferred and immediate annuity contracts, less deductions for any applicable premium taxes.

     Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

     Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Footnote (6) demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The following table discloses the range of charges assessed under the contracts.

MORTALITY AND EXPENSE RISK CHARGE                             1.00% - 1.55% of the daily value of the assets invested
                                                              in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

ADMINISTRATIVE CHARGE                                         0.15% - 0.25% of the daily value of the assets invested
                                                              in each fund.
This charge is assessed through a reduction in unit values.

ANNUAL ADMINISTRATIVE CHARGE                                  $0 - $30 per contract year.
This charge is assessed through the redemption in units.

SURRENDER CHARGE                                              0.00% - 9.00% on the value of the accumulation units
                                                              purchased.
This charge is assessed through the redemption in units.

     (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

     Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

     (C) CAPITAL BROKERAGE CORPORATION

     Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

     (D) BONUS CREDIT

     For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $0.8 million and $1.7 million for the periods ended December 31, 2008 and 2007.

     (E) GENWORTH VARIABLE INSURANCE TRUST

     Genworth Variable Insurance Trust (the Fund) is an open-end diversified management investment company. Genworth Financial Wealth Management (Investment Advisor), a wholly-owned subsidiary of Genworth Financial, Inc., currently serves as investment advisor to the Fund. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 1.0% for the Genworth Calamos Growth Fund, 0.85% for the Genworth Columbia Mid Cap Value Fund, 0.75% for the Genworth Davis NY Venture Fund, 0.75% for the Genworth Eaton Vance Large Cap Value Fund, 0.70% for the Genworth Legg Mason Partners Aggressive Growth Fund, 0.60% for the Genworth PIMCO StockPLUS Fund, 0.95% for the Genworth Putnam International Capital Opportunities Fund, 0.90% for the Genworth Thornburg International Value Fund, and 0.65% for the Genworth Western Asset Management Core Plus Fixed Income Fund.

(5) CAPITAL TRANSACTIONS

     All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

     The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2008 and 2007 are reflected in the Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

     GLICNY offers several variable annuity products with subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2008, 2007, 2006, 2005 and 2004 follows. For periods subsequent to 2005, the expense ratios, unit values and total returns are presented as a range of minimum and maximum values based on the products identified as having the lowest and the highest contract expense rates within each subaccount. As the unit values and total returns are presented based on the products identified as having the lowest and highest contract expense rates, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the expense ratios, unit values and total returns are presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2008 and were available to contract owners during 2008.

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares
      2008                   1.45% to 1.85%     139,828   7.72 to 5.37      1,041        2.36%   (52.60)% to (52.80)%
      2007                   1.45% to 1.95%     147,454  16.29 to 9.96      2,313        0.38%    (0.11)% to (0.37)%
      2006                   1.45% to 2.10%     160,952  16.31 to 11.40     2,545        0.41%     11.31% to 10.58%
      2005                   1.45% to 1.85%     157,878  14.65 to 10.32     2,250        0.52%      3.90% to 3.23%
      2004                   1.45% to 1.80%     129,238  14.10 to 11.83     1,795        0.00%      9.23% to 8.84%
   AIM V.I. Capital Appreciation Fund -- Series I shares
      2008                   1.45% to 1.80%      55,101   6.27 to 6.82        367        0.00%   (43.33)% to (43.53)%
      2007                   1.45% to 1.80%      75,762  11.07 to 12.07       885        0.00%     10.38% to 9.99%
      2006                   1.45% to 2.10%      82,704  10.03 to 11.15       872        0.07%      4.76% to 4.07%
      2005                   1.45% to 1.80%      44,586  11.84 to 9.48        446        0.07%      7.26% to 6.88%
      2004                   1.45% to 1.80%      45,342   9.89 to 8.86        423        0.00%      5.08% to 4.71%
   AIM V.I. Core Equity Fund -- Series I shares
      2008                   1.45% to 1.85%      66,944   7.93 to 7.84        517        2.04%   (31.16)% to (31.44)%
      2007                   1.45% to 1.85%      76,482  11.52 to 11.44       880        1.02%      6.54% to 6.11%
      2006                   1.45% to 2.45%      89,539  10.81 to 10.74       967        0.56%      8.10% to 7.36%
      2005                   1.45% to 1.80%     109,225   9.33 to 8.25        940        0.79%      4.13% to 3.76%
      2004                   1.45% to 1.80%     125,234   8.98 to 7.94      1,037        0.45%      4.24% to 3.87%
   AIM V.I. Global Real Estate Fund -- Series II shares
      2008                   1.45% to 2.20%      69,095   8.15 to 6.33        454       10.70%   (45.52)% to (45.94)%
      2007                   1.45% to 2.20%      42,225  14.96 to 11.71       577        9.23%    (7.14)% to (7.85)%
      2006                   1.45% to 1.85%      16,378  16.11 to 14.46       263        2.58%     40.18% to 39.61%
      2005                   1.45% to 1.60%       3,389  11.49 to 11.48        39        2.77%     14.89% to 14.78%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   AIM V.I. International Growth Fund -- Series II shares
      2008                   1.15% to 2.55%     743,212   5.67 to 5.99      5,396        0.48%   (41.22)% to (42.05)%
      2007                   1.15% to 2.55%     533,253   9.65 to 10.34     7,486        0.53%   (60.83)% to 5.07%
      2006                   1.45% to 2.10%     204,571  15.54 to 14.22     2,783        1.76%     26.03% to 25.20%
      2005                   1.45% to 1.85%      51,153  12.33 to 11.37       627        0.94%     16.00% to 13.71%
      2004                   1.45% to 1.45%       9,724  10.63 to 10.63       103        0.00%      6.29% to 6.29%
   AIM V.I. Large Cap Growth Fund -- Series I shares
      2008                   1.45% to 1.60%      24,337   7.07 to 7.04        171        0.01%   (39.18)% to (39.28)%
      2007                   1.45% to 1.60%      22,488  11.63 to 11.60       261        0.04%     13.96% to 13.78%
      2006                   1.45% to 2.20%      20,850  10.20 to 10.15       213        0.17%      2.03% to 1.51%
      2005                   1.45% to 1.60%      21,122  12.58 to 12.52       265        0.67%      2.00% to 1.85%
      2004                   1.45% to 1.60%      16,122  12.34 to 12.29       198        0.17%      3.16% to 3.00%
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares
      2008                   1.40% to 1.40%      21,446   7.03 to 7.03        151        0.21%   (46.91)% to (46.91)%
      2007                   1.40% to 1.40%      35,657  13.23 to 13.23       472        0.35%     18.26% to 18.26%
      2006                   1.40% to 1.40%      51,334  11.19 to 11.19       575        0.13%      3.68% to 3.68%
      2005                   1.40% to 1.40%      64,903  10.79 to 10.79       701        0.23%     10.47% to 10.47%
      2004                   1.40% to 1.40%      72,967   9.77 to 9.77        713        0.00%      4.02% to 4.02%
   Alger American SmallCap Growth Portfolio -- Class O Shares
      2008                   1.40% to 1.40%      27,156   7.10 to 7.10        193        0.00%   (47.35)% to (47.35)%
      2007                   1.40% to 1.40%      40,688  13.49 to 13.49       549        0.00%     15.59% to 15.59%
      2006                   1.40% to 1.40%      66,572  11.67 to 11.67       777        0.00%     18.34% to 18.34%
      2005                   1.40% to 1.40%      82,007   9.86 to 9.86        809        0.00%     15.25% to 15.25%
      2004                   1.40% to 1.40%      93,792   8.56 to 8.56        803        0.00%     14.94% to 14.94%
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
      2008                   1.45% to 2.45%     710,556   7.01 to 6.92      4,887        3.33%   (31.22)% to (31.92)%
      2007                   1.45% to 2.45%     264,400  10.19 to 10.16     2,686        0.00%      5.98% to 4.59%
   AllianceBernstein Global Technology Portfolio -- Class B
      2008                   1.45% to 1.80%      27,723   9.11 to 8.93        245        0.00%   (48.23)% to (48.41)%
      2007                   1.45% to 1.80%      36,791  17.60 to 17.31       642        0.00%     18.15% to 17.73%
      2006                   1.45% to 2.10%      31,707  14.90 to 11.13       470        0.00%      6.81% to 6.11%
      2005                   1.45% to 1.80%      23,391  13.95 to 11.04       322        0.00%      2.15% to 1.79%
      2004                   1.45% to 1.80%      23,665  13.65 to 10.84       322        0.00%      3.56% to 3.20%
   AllianceBernstein Growth and Income Portfolio -- Class B
      2008                   1.40% to 2.20%     720,364   9.70 to 6.55      5,302        3.96%   (41.53)% to (42.00)%
      2007                   1.40% to 2.10%     715,181  16.60 to 12.01     9,232        1.52%      3.39% to 2.65%
      2006                   1.40% to 2.10%     755,540  16.05 to 11.71     9,463        1.14%     15.35% to 14.53%
      2005                   1.40% to 1.85%     739,428  13.92 to 10.23     8,040        1.24%      3.14% to 2.31%
      2004                   1.40% to 1.80%     656,846  13.49 to 10.09     6,931        0.74%      9.66% to 9.22%
   AllianceBernstein International Value Portfolio -- Class B
      2008                   1.15% to 2.55%   1,317,276   4.40 to 4.47      7,501        2.08%   (53.82)% to (54.48)%
      2007                   1.15% to 2.55%   1,300,461   9.52 to 9.83     17,245        2.26%   (83.43)% to (2.59)%
      2006                   1.45% to 2.10%     441,968  16.12 to 15.05     6,154        1.18%     33.17% to 32.29%
      2005                   1.45% to 1.85%      80,349  12.10 to 11.39       966        1.01%     14.84% to 13.91%
      2004                   1.60% to 1.60%       3,222  10.54 to 10.54        34        0.00%      5.38% to 5.38%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   AllianceBernstein Large Cap Growth Portfolio -- Class B
      2008                   1.45% to 1.85%     193,959    5.76 to 7.08     1,203        0.00%   (40.69)% to (40.94)%
      2007                   1.45% to 1.85%     224,757    9.71 to 11.99    2,366        0.00%     11.96% to 11.50%
      2006                   1.45% to 2.10%     249,614    8.68 to 10.72    2,364        0.00%    (2.08)% to (2.72)%
      2005                   1.45% to 1.85%     249,721   12.65 to 8.78     2,387        0.00%     13.18% to 10.30%
      2004                   1.45% to 1.80%     188,211   11.21 to 7.77     1,624        0.00%      6.77% to 6.40%
   AllianceBernstein Small Cap Growth Portfolio -- Class B
      2008                   1.45% to 1.80%      19,516    7.01 to 7.39       133        0.00%   (46.41)% to (46.60)%
      2007                   1.45% to 1.80%      12,340   13.09 to 13.85      165        0.00%     12.04% to 11.64%
      2006                   1.45% to 1.80%       9,706   11.68 to 12.40      116        0.00%      8.91% to 8.52%
      2005                   1.45% to 1.65%      10,475   11.52 to 10.63      117        0.00%      3.34% to 3.13%
      2004                   1.45% to 1.65%      10,472   11.16 to 10.30      114        0.00%     12.73% to 12.50%
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
      2008                   1.45% to 1.85%      53,837   10.55 to 7.29       559        1.97%   (35.54)% to (35.80)%
      2007                   1.45% to 1.85%      54,786   16.37 to 11.36      885        1.28%    (1.52)% to (1.93)%
      2006                   1.45% to 1.85%      28,453   16.62 to 11.58      465        1.77%     15.39% to 14.93%
      2005                   1.45% to 1.60%      21,185   14.41 to 14.33      304        1.86%      3.12% to 2.96%
      2004                   1.60% to 1.60%      11,847   13.92 to 13.92      165        1.37%     11.19% to 11.19%
   VP International Fund -- Class I
      2008                   1.45% to 2.20%     216,996   11.77 to 6.70     1,649        0.79%   (45.63)% to (46.04)%
      2007                   1.45% to 2.20%     190,697   21.64 to 12.42    2,771        0.54%     16.34% to 15.45%
      2006                   1.45% to 1.85%      86,714   18.60 to 13.83    1,199        1.15%     23.22% to 22.72%
      2005                   1.45% to 1.80%      13,711   15.10 to 14.92      206        1.02%     11.62% to 11.22%
      2004                   1.45% to 1.60%       9,080   13.53 to 13.48      122        0.21%     13.09% to 0.00%
   VP Ultra(R) Fund -- Class I
      2008                   1.45% to 1.85%      42,958    8.54 to 6.65       361        0.00%   (42.33)% to (42.57)%
      2007                   1.45% to 1.85%      58,491   14.80 to 11.58      856        0.00%     19.25% to 18.77%
      2006                   1.45% to 1.85%      62,792   12.41 to 9.75       771        0.00%    (4.67)% to (5.06)%
      2005                   1.45% to 1.80%      55,072   13.02 to 12.87      714        0.00%      0.69% to 0.33%
      2004                   1.45% to 1.80%      31,229   12.93 to 12.83      403        0.00%      8.91% to 0.00%
   VP Value Fund -- Class I
      2008                   1.45% to 1.95%      85,679   11.62 to 6.66       983        7.93%  (27.84)% to (28.21)%
      2007                   1.45% to 1.95%     113,695   16.11 to 9.28     1,810        6.70%   (6.52)% to (7.19)%
      2006                   1.45% to 1.85%     118,643   17.23 to 11.79    1,986        5.66%    16.94% to 16.46%
      2005                   1.45% to 1.80%     108,625   14.73 to 14.56    1,593        6.17%     3.52% to 3.15%
      2004                   1.45% to 1.60%      89,951   14.23 to 14.18    1,276        0.92%    12.68% to 12.50%
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
      2008                   1.15% to 2.55%   1,327,606   9.88 to 10.09    13,526        1.16%   (2.73)% to (4.11)%
      2007                   1.45% to 2.10%      92,682  10.76 to 10.74       994        4.61%     7.92% to 7.20%
      2006                   1.45% to 2.10%      91,275   9.97 to 10.02       914        3.30%     0.11% to (0.55)%
      2005                   1.45% to 1.85%      28,111  10.09 to 9.94        280        2.81%     0.87% to (0.57)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III
      2008                   1.45% to 1.85%      65,163   8.20 to 7.56          512      2.11%   (37.82)% to (38.08)%
      2007                   1.45% to 1.85%      57,948  13.19 to 12.21         760      2.55%      0.05% to (0.36)%
      2006                   1.45% to 2.10%      41,198  13.18 to 12.21         540      3.60%     19.84% to 19.05%
      2005                   1.45% to 1.70%      26,777  11.00 to 10.96         294      0.29%      1.14% to 0.88%
      2004                   1.45% to 1.70%       7,940  10.88 to 10.86          87      1.91%      8.78% to 8.60%
   BlackRock Global Allocation V.I. Fund -- Class III
      2008                   1.15% to 2.55%   6,313,532   7.86 to 8.55       55,768      3.05%   (20.60)% to (21.72)%
      2007                   1.45% to 2.55%   2,725,305  14.61 to 10.93      32,466      6.21%   (15.41)% to 14.10%
      2006                   1.45% to 2.10%     414,919  12.69 to 12.23       4,553     10.37%     14.72% to 13.97%
      2005                   1.45% to 1.70%       9,926  11.07 to 11.05         110      0.00%     10.65% to 10.46%
   BlackRock Large Cap Growth V.I. Fund -- Class III
      2008                   1.45% to 1.80%      27,003   7.73 to 7.60          207      0.42%   (41.75)% to (41.96)%
      2007                   1.45% to 1.80%      13,280  13.27 to 13.10         175      0.08%      6.49% to 6.11%
      2006                   1.45% to 2.10%       6,933  12.46 to 10.92          86      0.06%      5.33% to 4.64%
      2005                   1.45% to 1.60%       4,815  11.83 to 11.80          57      0.00%      8.87% to 8.71%
      2004                   1.60% to 1.60%       2,808  10.85 to 10.85          30      0.20%      8.53% to 8.53%
   BlackRock Value Opportunities V.I. Fund -- Class III
      2008                   1.45% to 1.85%      39,096   7.73 to 6.72          293      3.23%   (41.08)% to (41.32)%
      2007                   1.45% to 1.85%      38,767  13.12 to 11.45         506      5.09%    (2.59)% to (2.98)%
      2006                   1.45% to 2.10%      38,058  13.47 to 11.76         510     40.95%     10.65% to 9.93%
      2005                   1.45% to 1.85%      30,315  12.17 to 10.71         367      1.01%      8.52% to 7.06%
      2004                   1.45% to 1.60%       6,600  11.22 to 11.21          74     18.24%     12.17% to 12.05%
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A
      2008                   1.45% to 1.85%     328,028  10.53 to 7.41        2,950      0.32%   (40.33)% to (40.57)%
      2007                   1.45% to 2.10%     264,582  17.65 to 12.39       4,485      0.08%     15.76% to 15.00%
      2006                   1.45% to 2.10%     274,884  15.25 to 10.78       4,019      0.00%      4.56% to 3.87%
      2005                   1.45% to 1.85%     236,234  14.58 to 10.39       3,342      0.00%      5.89% to 3.86%
      2004                   1.45% to 1.80%     135,142  13.77 to 11.58       1,823      0.00%     11.40% to 0.00%
   Columbia Marsico International Opportunities Fund, Variable Series -- Class B
      2008                   1.15% to 2.55%     735,248   4.91 to 5.67        6,156     11.36%   (49.08)% to (49.80)%
      2007                   1.15% to 2.55%     651,295   9.64 to 11.29      11,990      1.88%   (62.57)% to 19.81%
      2006                   1.45% to 2.10%     370,335  22.01 to 14.62       6,741      1.27%     21.44% to 20.64%
      2005                   1.45% to 1.85%     219,663  18.12 to 12.13       3,904      1.07%     21.30% to 17.38%
      2004                   1.45% to 1.80%     147,137  15.39 to 12.48       2,231      0.52%     14.90% to 14.50%
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
      2008                   1.45% to 1.65%      34,907   5.92 to 5.83          227      0.75%   (35.38)% to (35.51)%
      2007                   1.45% to 1.65%      36,226   9.16 to 9.04          364      0.52%      6.21% to 6.00%
      2006                   1.45% to 1.85%      38,664   8.63 to 10.83         365      0.10%      7.62% to 7.19%
      2005                   1.45% to 1.65%      34,983   9.35 to 7.94          310      0.00%      2.12% to 1.91%
      2004                   1.45% to 1.65%      31,059   9.17 to 7.79          268      0.60%      4.67% to 4.46%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares
      2008                   1.45% to 1.80%      11,688   9.58 to 9.37          112      7.53%   (41.29)% to (41.49)%
      2007                   1.45% to 1.80%      11,484  16.32 to 16.01         187      2.46%      0.02% to (0.34)%
      2006                   1.45% to 1.85%       9,566  16.32 to 10.89         156      4.97%      6.19% to 5.76%
      2005                   1.45% to 1.60%       5,912  15.36 to 15.29          91      0.03%      7.59% to 7.43%
      2004                   1.45% to 1.60%       5,051  14.28 to 14.23          72      0.53%     12.82% to 12.64%
Dreyfus Variable Investment Fund
   Money Market Portfolio
      2008                   1.45% to 2.20%     269,911  10.68 to 10.46       2,859      2.14%      1.05% to 0.28%
      2007                   1.45% to 1.85%     104,014  10.57 to 10.63       1,091      4.69%      3.31% to 2.88%
      2006                   1.45% to 1.85%      79,760  10.23 to 10.33         812      4.52%      3.08% to 2.67%
      2005                   1.45% to 1.80%      67,367   9.93 to 9.81          665      2.67%      1.18% to 0.82%
      2004                   1.45% to 1.80%      77,640   9.81 to 9.73          759      0.63%      0.00% to (1.05%)
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares
      2008                   1.45% to 1.80%      47,991   8.81 to 8.61          421      7.27%   (46.94)% to (47.13)%
      2007                   1.45% to 1.80%      63,919  16.60 to 16.29       1,057      1.05%    (3.61)% to (3.96)%
      2006                   1.45% to 1.85%      54,725  17.22 to 11.91         938      1.26%     16.50% to 16.03%
      2005                   1.45% to 1.60%      40,696  14.78 to 14.71         599      1.31%      5.96% to 5.80%
      2004                   1.45% to 1.60%      33,493  13.95 to 13.90         466      1.10%     11.98% to 11.81%
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares
      2008                   1.45% to 1.80%      44,718  14.59 to 14.27         648      9.94%   (34.64)% to (34.87)%
      2007                   1.45% to 1.80%      59,173  22.32 to 21.91       1,312      3.81%      1.17% to 0.81%
      2006                   1.45% to 1.85%      50,721  22.07 to 12.67       1,113      0.41%     22.79% to 22.29%
      2005                   1.45% to 1.80%      30,157  17.97 to 17.76         540      0.31%      8.19% to 7.81%
      2004                   1.45% to 1.80%      20,944  16.61 to 16.47         347      0.28%     23.70% to 23.27%
   DWS Technology VIP -- Class B Shares
      2008                   1.45% to 1.80%      11,783   8.94 to 8.74          104      0.00%   (47.22)% to (47.41)%
      2007                   1.45% to 1.80%      11,822  16.94 to 16.63         199      0.00%     12.18% to 11.78%
      2006                   1.45% to 1.85%      13,491  15.10 to 10.25         203      0.00%    (1.02)% to (1.42)%
      2005                   1.45% to 1.80%      11,652  15.26 to 15.08         178      0.10%      1.77% to 1.41%
      2004                   1.45% to 1.80%       7,514  14.99 to 14.87         112      0.00%      0.01% to (0.35)%
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
      2008                   1.15% to 2.55%   1,160,869   7.22 to 6.93        8,834      5.63%   (27.98)% to (28.99)%
      2007                   1.15% to 2.55%   1,294,362  10.02 to 9.77       13,805      5.89%      3.46% to (3.46)%
      2006                   1.45% to 2.10%     815,961  10.91 to 10.43       8,850      5.81%      3.98% to 3.29%
      2005                   1.45% to 1.80%     727,191  10.50 to 10.33       7,593      4.06%      2.36% to 2.00%
      2004                   1.45% to 1.80%     548,039  10.25 to 10.12       5,599      2.76%      1.34% to 0.98%
   VT Worldwide Health Sciences Fund
      2008                   1.45% to 1.80%      92,436  13.90 to 13.59       1,246      0.00%    (8.43)% to (8.76)%
      2007                   1.45% to 1.80%     149,174  15.18 to 14.89       2,220      0.00%      4.62% to 4.25%
      2006                   1.45% to 2.10%     149,625  14.50 to 10.44       2,124      0.00%    (1.45)% to (2.10)%
      2005                   1.45% to 1.80%      77,332  14.72 to 11.78       1,118      0.00%      5.48% to 5.11%
      2004                   1.45% to 1.80%      58,737  13.95 to 11.20         803      0.00%      4.70% to 4.33%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2
      2008                   1.45% to 1.70%       8,109   8.90 to 8.80           65      0.00%   (28.46)% to (28.64)%
      2007                   1.45% to 1.70%       3,499  12.44 to 12.33          43      0.28%     10.11% to 9.83%
      2006                   1.45% to 2.10%       3,497  11.30 to 10.72          39      0.00%      4.17% to 3.49%
      2005                   1.45% to 1.70%       1,486  10.85 to 10.80          17      0.00%      2.07% to 1.81%
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares
      2008                   1.40% to 1.40%      16,009   7.80 to 7.80          125      6.62%   (34.72)% to (34.72)%
      2007                   1.45% to 1.40%      20,560  11.95 to 11.95         246      3.06%   (10.93)% to (10.93)%
      2006                   1.45% to 1.40%      41,427  13.42 to 13.42         556      2.44%     15.18% to 15.18%
      2005                   1.45% to 1.40%      56,133  11.65 to 11.65         654      1.54%      3.56% to 3.56%
      2004                   1.45% to 1.40%      63,965  11.25 to 11.25         719      1.41%      8.24% to 8.24%
   Federated Capital Income Fund II
      2008                   1.45% to 1.40%      15,764   7.79 to 7.79          123      5.90%   (21.50)% to (21.50)%
      2007                   1.45% to 1.40%      22,066   9.92 to 9.92          219      5.95%      2.57% to 2.57%
      2006                   1.45% to 1.40%      37,074   9.67 to 9.67          359      6.00%     14.03% to 14.03%
      2005                   1.45% to 1.40%      44,491   8.48 to 8.48          377      5.50%      4.80% to 4.80%
      2004                   1.45% to 1.40%      58,257   8.09 to 8.09          471      4.40%      8.38% to 8.38%
   Federated High Income Bond Fund II -- Primary Shares
      2008                   1.45% to 1.40%      12,518   9.45 to 9.45          118     11.69%   (27.03)% to (27.03)%
      2007                   1.45% to 1.40%      20,369  12.95 to 12.95         264      8.33%      1.97% to 1.97%
      2006                   1.45% to 1.40%      39,819  12.70 to 12.70         506      7.91%      9.26% to 9.26%
      2005                   1.45% to 1.40%      37,407  11.62 to 11.62         435      8.36%      1.23% to 1.23%
      2004                   1.45% to 1.40%      34,885  11.48 to 11.48         401      7.21%      8.91% to 8.91%
   Federated High Income Bond Fund II -- Service Shares
      2008                   1.45% to 2.10%     377,552  10.15 to 7.94        3,824     10.98%   (27.17)% to (27.65)%
      2007                   1.45% to 2.10%     594,397  13.94 to 10.97       8,284      7.26%      1.68% to 1.01%
      2006                   1.45% to 2.10%     517,591  13.71 to 10.86       7,095      7.69%      8.97% to 8.25%
      2005                   1.45% to 1.85%     369,658  12.81 to 10.05       4,658      6.59%      0.79% to 0.44%
      2004                   1.45% to 1.80%     178,884  12.73 to 11.06       2,243      6.04%      8.56% to 8.18%
   Federated Kaufmann Fund II -- Service Shares
      2008                   1.15% to 2.55%     575,170   5.66 to 6.28        4,829      2.47%   (42.58)% to (43.39)%
      2007                   1.45% to 1.80%     199,236  22.03 to 21.67       4,211      1.68%     18.87% to 18.45%
      2006                   1.45% to 2.10%     196,003  18.54 to 12.00       3,466      0.58%     12.94% to 12.20%
      2005                   1.45% to 1.80%     169,389  16.41 to 12.63       2,662      0.00%      9.27% to 8.89%
      2004                   1.45% to 1.80%     117,009  15.02 to 11.59       1,715      0.00%     12.82% to 12.42%
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class
      2008                   1.45% to 1.40%      17,549   9.65 to 9.65          169      8.59%   (29.72)% to (29.72)%
      2007                   1.45% to 1.40%      25,274  13.73 to 13.73         347      6.49%     13.88% to 13.88%
      2006                   1.45% to 1.40%      23,134  12.06 to 12.06         279      2.81%      5.82% to 5.82%
      2005                   1.45% to 1.40%      26,984  11.40 to 11.40         307      2.79%      2.59% to 2.59%
      2004                   1.45% to 1.40%      28,918  11.11 to 11.11         321      2.59%      3.99% to 3.99%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   VIP Asset Manager(SM) Portfolio -- Service Class 2
      2008                   1.45% to 1.85%      92,591   8.90 to 8.46          797      8.44%   (29.94)% to (30.22)%
      2007                   1.45% to 1.85%      88,970  12.70 to 12.12       1,092      5.68%     13.50% to 13.03%
      2006                   1.45% to 2.10%     105,495  11.19 to 10.68       1,146      2.33%      5.59% to 4.89%
      2005                   1.45% to 2.10%      67,242  10.60 to 10.19         698      0.33%      2.28% to 1.87%
      2004                   1.45% to 1.60%       1,649  10.36 to 10.35          17      0.00%      3.63% to 3.52%
   VIP Balanced Portfolio -- Service Class 2
      2008                   1.45% to 2.55%   1,454,207   7.25 to 6.45       10,172      2.88%   (35.10)% to (35.83)%
      2007                   1.45% to 2.55%     734,604  11.17 to 10.05       8,065      3.79%     10.61% to 0.71%
      2006                   1.45% to 2.45%     108,030  10.43 to 10.36       1,122      0.00%      4.30% to 3.60%
   VIP Contrafund(R) Portfolio -- Initial Class
      2008                   1.45% to 1.40%      92,567  11.35 to 11.35       1,051      0.99%   (43.32)% to (43.32)%
      2007                   1.45% to 1.40%     120,994  20.02 to 20.02       2,423      4.58%     15.94% to 15.94%
      2006                   1.45% to 1.40%     185,766  17.27 to 17.27       3,208      1.28%     10.16% to 10.16%
      2005                   1.45% to 1.40%     216,686  15.68 to 15.68       3,397      0.30%     15.31% to 15.31%
      2004                   1.45% to 1.40%     211,508  13.60 to 13.60       2,876      0.34%     13.86% to 13.86%
   VIP Contrafund(R) Portfolio -- Service Class 2
      2008                   1.45% to 2.25%   1,735,349   9.94 to 6.42       16,224      0.75%   (43.52)% to (43.98)%
      2007                   1.15% to 2.55%   2,178,605   9.80 to 10.97      36,516      6.02%   (34.76)% to 14.76%
      2006                   1.45% to 2.10%   1,669,583  15.22 to 11.89      25,289      1.07%      9.82% to 9.10%
      2005                   1.45% to 1.80%   1,223,385  14.41 to 13.72      17,192      0.10%     14.96% to 14.55%
      2004                   1.45% to 1.80%     518,404  12.55 to 11.96       6,394      0.15%     13.49% to 13.09%
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
      2008                   1.45% to 1.70%      23,216   9.59 to 8.56          217      0.48%   (42.20)% to (42.35)%
      2007                   1.45% to 1.80%      23,726  16.59 to 16.31         390      6.24%      5.17% to 4.80%
      2006                   1.45% to 2.10%      13,774  15.77 to 12.36         216      0.26%     12.17% to 11.43%
      2005                   1.45% to 1.70%      11,160  14.06 to 12.65         157      0.00%     18.93% to 18.63%
      2004                   1.45% to 1.70%         624  11.82 to 10.67           8      0.00%      0.00% to (0.44)%
   VIP Equity-Income Portfolio -- Initial Class
      2008                   1.45% to 1.40%      68,409   8.60 to 8.60          588      2.46%   (43.46)% to (43.46)%
      2007                   1.45% to 1.40%      78,815  15.21 to 15.21       1,199      1.95%      0.10% to 0.10%
      2006                   1.45% to 1.40%     124,294  15.19 to 15.19       1,888      4.53%     18.52% to 18.52%
      2005                   1.45% to 1.40%     172,214  12.82 to 12.82       2,208      2.06%      4.39% to 4.39%
      2004                   1.45% to 1.40%     187,385  12.28 to 12.28       2,301      1.56%      9.97% to 9.97%
   VIP Equity-Income Portfolio -- Service Class 2
      2008                   1.45% to 2.25%     698,722   7.33 to 5.54        5,077      1.55%   (43.64)% to (44.10)%
      2007                   1.15% to 2.55%   1,070,884   9.64 to 9.38       13,459      2.64%   (45.31)% to (9.14)%
      2006                   1.45% to 2.10%     669,782  13.03 to 12.16       8,918      4.24%     18.20% to 17.42%
      2005                   1.45% to 1.85%     651,537  12.49 to 10.36       7,340      1.75%      4.04% to 3.65%
      2004                   1.45% to 1.80%     569,801  12.04 to 10.52       6,164      1.15%      9.62% to 9.23%
   VIP Growth & Income Portfolio -- Initial Class
      2008                   1.45% to 1.40%      25,372   7.88 to 7.88          200      3.52%   (42.52)% to (42.52)%
      2007                   1.45% to 1.40%      41,008  13.71 to 13.71         562      4.94%     10.55% to 10.55%
      2006                   1.45% to 1.40%      74,507  12.40 to 12.40         924      0.96%     11.60% to 11.60%
      2005                   1.45% to 1.40%      96,118  11.11 to 11.11       1,068      1.52%      6.13% to 6.13%
      2004                   1.45% to 1.40%     108,648  10.47 to 10.47       1,138      0.90%      4.31% to 4.31%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   VIP Growth & Income Portfolio -- Service Class 2
      2008                   1.45% to 1.80%     187,975   7.31 to 7.48        1,389       3.00%  (42.74)% to (42.95)%
      2007                   1.45% to 1.80%     278,837  12.76 to 13.12       3,625       4.09%    10.23% to 9.83%
      2006                   1.45% to 2.10%     296,700  11.58 to 11.93       3,505       0.70%    11.22% to 10.49%
      2005                   1.45% to 1.80%     305,237  11.57 to 10.31       3,242       1.22%     5.85% to 5.47%
      2004                   1.45% to 1.80%     260,302  10.96 to 9.76        2,615       0.56%      3.99% to 3.62%
   VIP Growth Opportunities Portfolio -- Initial Class
      2008                   1.40% to 1.40%      24,442   4.88 to 4.88          119       0.38%  (55.65)% to (55.65)%
      2007                   1.40% to 1.40%      30,097  11.00 to 11.00         331       0.00%    21.45% to 21.45%
      2006                   1.40% to 1.40%      46,104   9.06 to 9.06          418       0.74%     3.98% to 3.98%
      2005                   1.40% to 1.40%      60,379   8.71 to 8.71          526       0.93%     7.37% to 7.37%
      2004                   1.40% to 1.40%      69,551   8.11 to 8.11          564       0.56%     5.69% to 5.69%
   VIP Growth Portfolio -- Initial Class
      2008                   1.40% to 1.40%      56,296   7.11 to 7.11          400       0.76%  (47.91)% to (47.91)%
      2007                   1.40% to 1.40%      73,108  13.65 to 13.65         998       0.93%    25.18% to 25.18%
      2006                   1.40% to 1.40%     101,370  10.90 to 10.90       1,105       0.41%     5.36% to 5.36%
      2005                   1.40% to 1.40%     128,725  10.35 to 10.35       1,332       0.51%     4.32% to 4.32%
      2004                   1.40% to 1.40%     150,434   9.92 to 9.92        1,492       0.27%     1.93% to 1.93%
   VIP Growth Portfolio -- Service Class 2
      2008                   1.45% to 2.10%     219,313   5.74 to 6.92        1,322       0.60%  (48.07)% to (48.42)%
      2007                   1.45% to 2.10%     203,223  11.05 to 13.41       2,367       0.46%    24.81% to 23.99%
      2006                   1.45% to 2.10%     221,605   8.85 to 10.82       2,071       0.16%     5.03% to 4.34%
      2005                   1.45% to 1.85%     229,870  11.12 to 8.35        2,037       0.25%     3.98% to 3.61%
      2004                   1.45% to 1.80%     223,397  10.72 to 8.05        1,914       0.11%     1.63% to 1.27%
   VIP Investment Grade Bond Portfolio -- Service Class 2
      2008                   1.45% to 2.25%      46,490   9.62 to 9.49          446       2.31%   (4.86)% to (5.63)%
      2007                   1.15% to 2.55%     347,294  10.09 to 10.04       3,497       0.10%    16.01% to 0.55%
   VIP Mid Cap Portfolio -- Service Class 2
      2008                   1.40% to 2.25%     573,688  14.96 to 6.71        7,308       5.06%  (40.45)% to (40.97)%
      2007                   1.15% to 2.55%     932,561   9.78 to 10.55      18,948       0.60%  (38.24)% to 8.25%
      2006                   1.40% to 2.10%     828,300  22.09 to 12.19      15,885       1.17%    10.84% to 10.05%
      2005                   1.40% to 1.85%     727,992  19.93 to 11.09      12,602       0.00%    16.37% to 10.86%
      2004                   1.40% to 1.80%     389,465  17.13 to 13.15       5,774       0.00%    22.91% to 22.41%
   VIP Overseas Portfolio -- Initial Class
      2008                   1.40% to 1.40%      22,460   9.09 to 9.09          204       4.80%  (44.59)% to (44.59)%
      2007                   1.40% to 1.40%      39,584  16.41 to 16.41         650       3.25%    15.66% to 15.66%
      2006                   1.40% to 1.40%      57,246  14.19 to 14.19         812       1.60%    16.43% to 16.43%
      2005                   1.40% to 1.40%      65,193  12.19 to 12.19         794       1.18%    17.39% to 17.39%
      2004                   1.40% to 1.40%      73,980  10.38 to 10.38         768       1.20%    12.04% to 12.04%
   VIP Value Strategies Portfolio -- Service Class 2
      2008                   1.45% to 1.80%      31,213   6.49 to 6.38          202      15.58%  (51.99)% to (52.17)%
      2007                   1.45% to 1.80%      33,726  13.52 to 13.34         454       6.67%     3.90% to 3.53%
      2006                   1.45% to 2.10%      22,966  13.01 to 11.65         298       1.92%    14.33% to 13.58%
      2005                   1.45% to 1.70%      23,798  11.38 to 11.33         271       0.09%     0.95% to 0.69%
      2004                   1.45% to 1.70%      11,647  11.27 to 11.25         131       0.00%    12.74% to 12.55%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares
      2008                   1.15% to 2.55%  11,580,979   6.86 to 6.60       87,782       6.15%  (30.47)% to (31.45)%
      2007                   1.45% to 2.55%   8,556,750  12.40 to 9.63       97,169       3.41%     3.33% to (5.51)%
      2006                   1.45% to 2.10%   2,999,655  12.13 to 11.29      34,118       2.54%    16.53% to 15.76%
      2005                   1.45% to 2.10%     380,704  10.41 to 9.75        3,812       0.04%     4.07% to (2.48)%
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares
      2008                   1.45% to 1.95%      41,287   9.64 to 6.69          379       3.78%  (35.48)% to (35.81)%
      2007                   1.45% to 1.95%      46,099  14.93 to 10.42         662       0.82%     4.68% to 4.18%
      2006                   1.45% to 1.85%      82,175  14.27 to 10.90       1,037       0.70%     9.29% to 8.85%
      2005                   1.45% to 1.60%      27,455  13.05 to 12.99         358       0.57%   (0.40)% to (0.55)%
      2004                   1.45% to 1.60%      19,546  13.11 to 13.06         255       0.43%     6.37% to 6.21%
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares
      2008                   1.45% to 2.55%   2,297,102   6.27 to 6.17       14,294       2.96%  (36.80)% to (37.51)%
      2007                   1.45% to 2.55%     805,962   9.92 to 9.88        7,970       0.00%   (2.52)% to (3.43)%
   Mutual Shares Securities Fund -- Class 2 Shares
      2008                   1.15% to 2.55%   1,297,225   6.02 to 5.86        9,528       3.12%  (37.83)% to (38.72)%
      2007                   1.45% to 2.20%     371,527  17.38 to 10.99       5,631       2.25%     1.97% to 1.19%
      2006                   1.45% to 1.85%     223,286  17.04 to 12.40       3,155       1.19%    16.67% to 16.20%
      2005                   1.45% to 1.80%      33,351  14.61 to 14.44         485       0.94%     8.96% to 8.57%
      2004                   1.45% to 1.80%      27,794  13.41 to 13.30         371       0.78%    11.00% to 10.61%
   Templeton Foreign Securities Fund -- Class 1 Shares
      2008                   1.40% to 1.40%       4,067   8.99 to 8.99           37       4.00%  (41.07)% to (41.07)%
      2007                   1.40% to 1.40%       5,660  15.26 to 15.26          86       2.39%    14.16% to 14.16%
      2006                   1.40% to 1.40%       9,537  13.37 to 13.37         127       1.46%    20.00% to 20.00%
      2005                   1.40% to 1.40%       3,684  11.14 to 11.14          41       1.40%     8.94% to 8.94%
   Templeton Foreign Securities Fund -- Class 2 Shares
      2008                   1.45% to 2.20%     314,570  12.65 to 7.10        3,021       3.42%  (41.24)% to (41.69)%
      2007                   1.45% to 2.20%     341,692  21.54 to 12.18       5,688       2.13%    13.77% to 12.90%
      2006                   1.45% to 1.85%     190,711  18.93 to 12.96       3,124       1.19%    19.69% to 19.20%
      2005                   1.45% to 1.80%      90,508  15.82 to 15.63       1,424       1.14%     8.58% to 8.19%
      2004                   1.45% to 1.80%      78,991  14.57 to 14.45       1,147       1.06%    16.81% to 16.40%
   Templeton Global Asset Allocation Fund -- Class 2 Shares
      2008                   1.45% to 1.80%      32,853  14.59 to 14.27         477      11.62%  (26.18)% to (26.45)%
      2007                   1.45% to 1.80%      40,256  19.77 to 19.40         792      17.82%     8.41% to 8.02%
      2006                   1.45% to 1.85%      30,427  18.24 to 12.29         553       6.66%    19.36% to 18.88%
      2005                   1.45% to 1.80%      24,283  15.28 to 15.10         370       2.78%     2.06% to 1.70%
      2004                   1.45% to 1.80%       8,402  14.97 to 14.85         125       2.89%    14.04% to 13.64%
   Templeton Global Income Securities Fund -- Class 1 Shares
      2008                   1.40% to 1.40%       3,720  12.46 to 12.46          46       3.84%     4.97% to 4.97%
      2007                   1.40% to 1.40%       7,313  11.87 to 11.87          87       3.59%     9.71% to 9.71%
      2006                   1.40% to 1.40%      16,256  10.82 to 10.82         176       3.20%    11.56% to 11.56%
      2005                   1.40% to 1.40%      22,046   9.70 to 9.70          214       2.36%   (4.27)% to (4.27)%
      2004                   1.40% to 1.40%         395  10.13 to 10.13           4       0.00%     1.28% to 1.28%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Templeton Growth Securities Fund -- Class 2 Shares
      2008                   1.45% to 2.20%     360,804   6.34 to 6.21        2,215       1.58%  (43.16)% to (43.59)%
      2007                   1.45% to 1.80%     185,703  11.15 to 11.08       2,066       1.50%     0.86% to 0.49%
      2006                   1.45% to 2.45%      40,008  11.05 to 10.98         442       0.33%    10.55% to 9.80%
   GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares
      2008                   1.45% to 1.80%     146,011   8.40 to 8.68        1,239       1.25%  (33.91)% to (34.15)%
      2007                   1.45% to 1.80%     163,427  12.70 to 13.19       2,133       1.91%     8.49% to 8.11%
      2006                   1.45% to 2.10%     179,951  11.71 to 11.74       2,167       1.85%    16.15% to 15.38%
      2005                   1.45% to 1.80%     179,238  11.83 to 9.99        1,863       1.29%     2.56% to 2.19%
      2004                   1.45% to 1.80%     162,869  11.56 to 9.76        1,657       1.31%     7.98% to 7.60%
   Income Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     249,065  13.09 to 10.81       2,728       4.77%   (6.44)% to (6.82)%
      2007                   1.40% to 1.80%     317,169  13.99 to 11.60       3,774       5.76%     3.35% to 2.93%
      2006                   1.40% to 2.10%     571,907  13.54 to 10.19       6,423       6.48%     2.92% to 2.18%
      2005                   1.40% to 1.80%     347,018  13.15 to 10.21       3,986       4.97%     0.61% to 0.21%
      2004                   1.40% to 1.80%     361,702  13.07 to 10.18       4,152       5.88%     1.97% to 1.56%
   International Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.40%      11,387   8.88 to 8.88          101       6.12%  (46.60)% to (46.60)%
      2007                   1.40% to 1.40%      13,233  16.63 to 16.63         220       1.73%    21.25% to 21.25%
      2006                   1.40% to 1.40%      14,355  13.72 to 13.72         197       1.10%    22.95% to 22.95%
      2005                   1.40% to 1.40%      15,925  11.16 to 11.16         178       1.03%    16.55% to 16.55%
      2004                   1.40% to 1.40%      22,411   9.57 to 9.57          215       1.06%    14.23% to 14.23%
   Mid-Cap Equity Fund -- Class 1 Shares
      2008                   1.40% to 2.25%     244,140  12.11 to 6.70        2,304       0.22%  (38.69)% to (39.22)%
      2007                   1.15% to 2.55%     475,563   9.75 to 10.21       6,953       2.22%  (43.45)% to 3.13%
      2006                   1.40% to 2.10%     376,443  17.79 to 11.12       5,515       1.52%     6.89% to 6.13%
      2005                   1.40% to 1.85%     406,786  16.64 to 10.49       5,654       2.60%    10.18% to 4.91%
      2004                   1.40% to 1.80%     386,807  15.11 to 11.91       4,924       1.12%    14.40% to 13.94%
   Money Market Fund
      2008                   1.40% to 2.45%  15,776,834  12.19 to 10.37      30,509       1.71%     0.81% to (0.26)%
      2007                   1.40% to 2.20%   7,478,410  12.09 to 10.44      11,295       4.78%     3.45% to 2.60%
      2006                   1.40% to 2.10%   6,001,548  11.69 to 10.30       9,298       4.54%     3.17% to 2.43%
      2005                   1.40% to 1.85%   4,481,391  11.33 to 0.99        6,895       2.76%      1.37% to 0.69%
      2004                   1.40% to 1.80%   3,989,644  11.18 to 0.98        6,254       1.00%    (0.46)% to (0.86)%
   Premier Growth Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     123,394   6.38 to 6.92          863       0.41%  (37.55)% to (37.80)%
      2007                   1.40% to 1.80%     163,769  10.21 to 11.13       1,819       0.42%     3.86% to 3.43%
      2006                   1.40% to 2.10%     240,727   9.83 to 10.72       2,512       0.41%     7.55% to 6.78%
      2005                   1.40% to 1.80%     293,875  11.13 to 9.14        2,829       0.37%    (0.12)% to (0.53)%
      2004                   1.40% to 1.80%     308,207  11.17 to 9.15        2,920       0.65%      5.53% to 5.11%
   Real Estate Securities Fund -- Class 1 Shares
      2008                   1.15% to 2.55%     419,691   5.70 to 5.06        3,530       6.22%  (36.77)% to (37.67)%
      2007                   1.40% to 1.80%     184,849  26.60 to 19.42       3,739       6.36%  (16.06)% to (16.40)%
      2006                   1.40% to 2.10%     197,475  31.69 to 13.26       4,802       2.92%    31.17% to 30.24%
      2005                   1.40% to 1.80%     191,031  24.16 to 14.85       3,569       6.63%    10.22% to 9.78%
      2004                   1.40% to 1.80%     137,678  21.92 to 13.51       2,430       6.94%    30.51% to 29.99%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   S&P 500(R) Index Fund
      2008                   1.40% to 2.25%   1,958,296   7.78 to 6.29       14,564       1.58%  (38.28)% to (38.82)%
      2007                   1.15% to 2.55%   3,517,982   9.69 to 9.82       42,063       1.73%  (53.88)% to (2.71)%
      2006                   1.40% to 2.10%   3,485,365  12.17 to 11.52      40,507       1.68%    13.82% to 13.01%
      2005                   1.40% to 1.80%   3,620,472  11.98 to 9.85       37,084       1.73%     3.05% to 2.63%
      2004                   1.40% to 1.80%   3,112,538  11.66 to 9.58       31,124       2.03%     8.91% to 8.47%
   Small-Cap Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     268,919  10.92 to 8.53        2,451       0.41%  (38.47)% to (38.72)%
      2007                   1.40% to 1.85%     400,457  17.74 to 11.34       5,981       3.04%     0.95% to 0.48%
      2006                   1.40% to 2.10%     427,366  17.58 to 11.25       6,337       0.78%    11.69% to 10.89%
      2005                   1.40% to 1.80%     412,644  15.74 to 12.45       5,519       1.09%     8.00% to 7.57%
      2004                   1.40% to 1.80%     380,119  14.57 to 11.57       4,710       5.83%    13.53% to 13.08%
   Total Return Fund -- Class 1 Shares
      2008                   1.40% to 2.10%   1,880,860  11.43 to 8.65       18,765       1.80%  (30.28)% to (30.77)%
      2007                   1.40% to 2.10%   2,365,482  16.40 to 12.50      34,267       2.44%    10.11% to 9.32%
      2006                   1.40% to 2.10%   2,336,793  14.89 to 11.44      30,823       1.96%    12.16% to 11.37%
      2005                   1.40% to 2.10%   1,810,784  13.28 to 10.27      21,850       2.28%     2.80% to 1.81%
      2004                   1.40% to 1.80%     728,066  12.99 to 11.21       8,902       2.48%    10.33% to 6.24%
   Total Return Fund -- Class 3 Shares
      2008                   1.45% to 2.55%  12,950,121   8.13 to 7.17       98,633       2.24%  (30.39)% to (31.17)%
      2007                   1.40% to 2.55%   8,909,381  11.67 to 10.42     101,761       3.58%     9.89% to 6.37%
      2006                   1.40% to 2.45%   2,539,286  10.62 to 10.55      26,848       4.45%     6.24% to 5.49%
   U.S. Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     130,897   8.90 to 7.64          990       1.74%  (36.95)% to (37.21)%
      2007                   1.40% to 1.80%     143,327  14.11 to 12.17       1,768       0.81%     6.49% to 6.06%
      2006                   1.40% to 2.10%     237,436  13.25 to 11.47       2,860       1.37%    14.50% to 13.69%
      2005                   1.40% to 1.80%     283,750  11.57 to 9.53        3,031       1.08%     1.08% to 0.67%
      2004                   1.40% to 1.80%     340,993  11.45 to 9.46        3,690       1.35%     6.65% to 6.22%
   Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund
      2008                   1.70% to 1.70%       1,352   6.43 to 6.43            9       0.00%  (75.52)% to (75.52)%
   Genworth Columbia Mid Cap Value Fund
      2008                   1.15% to 2.55%     383,490   6.58 to 6.55        2,519       0.73%  (73.59)% to (73.96)%
   Genworth Davis NY Venture Fund
      2008                   1.45% to 1.70%      35,816   7.02 to 7.01          251       0.27%  (67.57)% to (67.65)%
   Genworth Eaton Vance Large Cap Value Fund
      2008                   1.15% to 2.55%     904,145   7.60 to 7.57        6,859       0.61%  (58.22)% to (58.81)%
   Genworth Legg Mason Partners Aggressive Growth Fund
      2008                   1.15% to 2.55%   1,073,627   7.48 to 7.44        8,009       0.07%  (60.39)% to (60.95)%
   Genworth PIMCO StockPLUS Fund
      2008                   1.15% to 2.55%   1,487,679   7.25 to 7.21       10,759       4.68%  (64.12)% to (64.63)%
   Genworth Putnam International Capital Opportunities Fund
      2008                   1.15% to 2.55%     422,230   6.88 to 6.85        2,901       0.00%  (69.53)% to (69.95)%
   Genworth Thornburg International Value Fund
      2008                   1.15% to 2.55%     331,749   7.66 to 7.62        2,534       0.46%  (57.28)% to (57.88)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Genworth Western Asset Management Core Plus Fixed Income Fund
      2008                   1.15% to 2.55%     622,817  10.59 to 10.55       6,585      0.90%     20.16% to 18.48%
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund
      2008                   1.40% to 1.40%       9,686   8.37 to 8.37           81      1.77%   (35.44)% to (35.44)%
      2007                   1.40% to 1.40%      15,174  12.97 to 12.97         197      2.81%      0.07% to 0.07%
      2006                   1.40% to 1.40%      25,952  12.96 to 12.96         336      1.42%     20.92% to 20.92%
      2005                   1.40% to 1.40%      48,438  10.72 to 10.72         519      1.67%      2.48% to 2.48%
      2004                   1.40% to 1.40%      47,728  10.46 to 10.46         499      1.57%     17.13% to 17.13%
   Goldman Sachs Mid Cap Value Fund
      2008                   1.40% to 2.10%      70,748  15.95 to 7.26          744      0.89%   (37.94)% to (38.38)%
      2007                   1.40% to 2.10%      91,608  25.69 to 11.78       1,694      2.96%      1.75% to 1.02%
      2006                   1.40% to 2.10%     121,653  25.25 to 11.66       2,488      2.89%     14.54% to 13.73%
      2005                   1.40% to 1.85%     118,616  22.04 to 10.27       2,311      3.15%     13.89% to 2.67%
      2004                   1.40% to 1.40%      95,801  19.81 to 19.81       1,898      4.39%     24.12% to 24.12%
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio
      2008                   1.45% to 1.85%     142,267   9.21 to 8.39        1,298      9.11%   (17.17)% to (17.51)%
      2007                   1.45% to 1.85%     178,732  11.12 to 10.17       1,972      6.89%    (0.15)% to (0.56)%
      2006                   1.45% to 1.85%     178,097  11.13 to 10.23       1,970      4.13%      2.63% to 2.22%
      2005                   1.45% to 1.80%     174,160  10.85 to 10.72       1,880      4.36%      1.32% to 0.97%
      2004                   1.45% to 1.80%     119,093  10.71 to 10.62       1,271      3.39%      2.78% to 2.41%
   JPMorgan International Equity Portfolio
      2008                   1.45% to 1.85%      11,494  12.28 to 8.21          139      2.04%   (42.21)% to (42.44)%
      2007                   1.45% to 1.85%      24,636  21.25 to 14.27         519      0.94%      7.74% to 7.30%
      2006                   1.45% to 1.85%      18,670  19.73 to 13.29         365      0.75%     20.27% to 19.79%
      2005                   1.45% to 1.80%      10,475  16.40 to 16.21         171      0.72%      9.09% to 8.71%
      2004                   1.60% to 1.80%       6,873  14.98 to 14.91         102      0.48%     16.48% to 16.24%
   JPMorgan Mid Cap Value Portfolio
      2008                   1.45% to 1.85%     124,037  12.76 to 7.62        1,562      1.48%   (34.18)% to (34.45)%
      2007                   1.45% to 1.85%     181,666  19.38 to 11.62       3,485      2.35%      0.96% to 0.55%
      2006                   1.45% to 1.85%     189,170  19.20 to 11.55       3,600      1.75%     15.15% to 14.68%
      2005                   1.45% to 1.80%     186,166  16.67 to 16.48       3,090      0.96%      7.63% to 7.25%
      2004                   1.45% to 1.80%     141,948  15.49 to 15.36       2,191      0.56%     19.30% to 18.88%
   JPMorgan Small Company Portfolio
      2008                   1.45% to 1.80%      20,186  11.62 to 11.36         232      2.34%   (32.97)% to (33.21)%
      2007                   1.45% to 1.80%      23,380  17.34 to 17.01         402      0.51%    (7.04)% to (7.38)%
      2006                   1.45% to 1.85%      25,985  18.65 to 11.24         482      0.78%     13.34% to 12.88%
      2005                   1.45% to 1.80%      27,264  16.45 to 16.26         446      0.00%      1.92% to 1.56%
      2004                   1.45% to 1.80%      22,184  16.14 to 16.01         358      0.00%     25.33% to 24.88%
   JPMorgan U.S. Large Cap Core Equity Portfolio
      2008                   1.45% to 1.80%       9,531  10.00 to 9.78           94      1.33%   (34.94)% to (35.17)%
      2007                   1.45% to 1.80%      12,487  15.38 to 15.09         190      1.08%      0.18% to (0.18)%
      2006                   1.45% to 1.85%      12,949  15.35 to 11.50         197      1.01%     14.89% to 14.42%
      2005                   1.45% to 1.80%      13,739  13.36 to 13.21         182      1.17%    (0.12)% to (0.47)%
      2004                   1.45% to 1.80%      12,717  13.38 to 13.27         169      0.83%      7.90% to 0.00%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%     112,505  14.78 to 14.78       1,663      2.62%   (17.02)% to (17.02)%
      2007                   1.40% to 1.40%     141,408  17.81 to 17.81       2,518      2.47%      8.98% to 8.98%
      2006                   1.40% to 1.40%     193,839  16.34 to 16.34       3,168      1.99%      9.17% to 9.17%
      2005                   1.40% to 1.40%     280,281  14.97 to 14.97       4,195      2.20%      6.45% to 6.45%
      2004                   1.40% to 1.40%     349,565  14.06 to 14.06       4,916      2.20%      7.01% to 7.01%
   Balanced Portfolio -- Service Shares
      2008                   1.45% to 2.55%     906,647  11.10 to 8.43        8,891      2.53%   (17.28)% to (18.20)%
      2007                   1.45% to 2.55%     731,461  13.41 to 10.30       9,276      2.34%      8.68% to 4.51%
      2006                   1.45% to 2.10%     535,990  12.34 to 11.22       6,602      1.97%      8.82% to 8.10%
      2005                   1.45% to 2.10%     514,022  11.66 to 10.38       5,855      2.07%      6.10% to 3.81%
      2004                   1.45% to 1.80%     526,294  11.02 to 10.61       5,668      2.34%      6.72% to 6.34%
   Flexible Bond Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      10,265  15.24 to 15.24         156      4.03%      4.54% to 4.54%
      2007                   1.40% to 1.40%      15,368  14.57 to 14.57         224      4.56%      5.53% to 5.53%
      2006                   1.40% to 1.40%      22,072  13.81 to 13.81         305      4.71%      2.76% to 2.76%
      2005                   1.40% to 1.40%      27,043  13.44 to 13.44         363      5.40%      0.58% to 0.58%
      2004                   1.40% to 1.40%      29,300  13.36 to 13.36         391      5.70%      2.51% to 2.51%
   Forty Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      98,316  12.09 to 12.09       1,189      0.13%   (44.94)% to (44.94)%
      2007                   1.40% to 1.40%     132,400  21.96 to 21.96       2,908      0.32%     35.07% to 35.07%
      2006                   1.40% to 1.40%     187,346  16.26 to 16.26       3,047      0.33%      7.82% to 7.82%
      2005                   1.40% to 1.40%     253,827  15.08 to 15.08       3,828      0.21%     11.27% to 11.27%
      2004                   1.40% to 1.40%     283,037  13.55 to 13.55       3,836      0.25%     16.57% to 16.57%
   Forty Portfolio -- Service Shares
      2008                   1.15% to 2.55%   1,321,204   5.47 to 6.81        9,157      0.01%   (44.95)% to (45.73)%
      2007                   1.15% to 2.55%     394,414   9.93 to 12.56       5,860      0.21%   (12.17)% to 40.38%
      2006                   1.45% to 2.10%     162,268  11.68 to 11.15       1,844      0.20%      7.54% to 6.83%
      2005                   1.45% to 1.80%      56,708  12.82 to 10.76         627      0.01%     10.93% to 10.54%
      2004                   1.45% to 1.80%      50,273  11.58 to 9.72          504      0.03%     16.26% to 15.85%
   Global Life Sciences Portfolio -- Service Shares
      2008                   1.45% to 1.65%       7,321   9.64 to 9.49           72      0.00%   (30.05)% to (30.19)%
      2007                   1.45% to 1.80%       8,927  13.78 to 14.50         126      0.00%     19.93% to 19.50%
      2006                   1.45% to 1.80%      14,199  11.49 to 12.13         166      0.00%      4.80% to 4.42%
      2005                   1.45% to 1.80%      15,363  11.71 to 10.86         171      0.00%     10.70% to 10.31%
      2004                   1.45% to 1.80%      15,691  10.59 to 9.83          158      0.00%     12.57% to 12.17%
   Global Technology Portfolio -- Service Shares
      2008                   1.45% to 1.80%       1,885   5.11 to 6.45           11      0.10%   (44.79)% to (44.98)%
      2007                   1.45% to 1.80%       4,628   9.26 to 11.72          53      0.29%     19.92% to 19.50%
      2006                   1.45% to 1.80%       7,179   7.72 to 9.81           67      0.00%      6.27% to 5.89%
      2005                   1.45% to 1.80%       8,241   9.33 to 7.20           72      0.00%      9.94% to 9.55%
      2004                   1.45% to 1.80%      10,494   8.50 to 6.56           83      0.00%    (0.89)% to (1.24)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   International Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      44,047  13.56 to 13.56         597      2.66%   (52.79)% to (52.79)%
      2007                   1.40% to 1.40%      56,741  28.72 to 28.72       1,630      0.58%     26.51% to 26.51%
      2006                   1.40% to 1.40%      80,323  22.70 to 22.70       1,823      1.86%     44.97% to 44.97%
      2005                   1.40% to 1.40%     113,239  15.66 to 15.66       1,773      1.20%     30.45% to 30.45%
      2004                   1.40% to 1.40%     124,062  12.00 to 12.00       1,489      0.91%     17.28% to 17.28%
   International Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      50,271  10.83 to 12.40         583      2.71%   (52.92)% to (53.09)%
      2007                   1.45% to 1.80%      56,739  23.01 to 26.44       1,410      0.45%     26.15% to 25.70%
      2006                   1.45% to 2.10%      61,529  18.24 to 17.84       1,214      1.85%     44.51% to 43.56%
      2005                   1.45% to 1.80%      71,241  16.64 to 12.50         975      1.08%     30.03% to 29.57%
      2004                   1.45% to 1.80%      78,224  12.83 to 9.64          825      0.93%     16.97% to 16.55%
   Large Cap Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      77,540   7.32 to 7.32          568      0.71%   (40.57)% to (40.57)%
      2007                   1.40% to 1.40%      99,462  12.32 to 12.32       1,225      0.67%     13.47% to 13.47%
      2006                   1.40% to 1.40%     157,207  10.85 to 10.85       1,706      0.46%      9.82% to 9.82%
      2005                   1.40% to 1.40%     202,244   9.88 to 9.88        1,999      0.34%      2.83% to 2.83%
      2004                   1.40% to 1.40%     221,060   9.61 to 9.61        2,125      0.14%      3.05% to 3.05%
   Large Cap Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      19,519   5.87 to 6.93          121      0.57%   (40.74)% to (40.95)%
      2007                   1.45% to 1.80%      30,330   9.90 to 11.73         322      0.52%     13.12% to 12.72%
      2006                   1.45% to 1.80%      36,152   8.75 to 10.41         325      0.27%      9.53% to 9.14%
      2005                   1.45% to 1.80%      40,342   9.61 to 7.92          335      0.13%      2.51% to 2.15%
      2004                   1.45% to 1.80%      44,074   9.39 to 7.74          361      0.00%      2.69% to 2.33%
   Mid Cap Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      90,364   9.61 to 9.61          868      0.23%   (44.51)% to (44.51)%
      2007                   1.40% to 1.40%     118,780  17.31 to 17.31       2,056      0.19%     20.33% to 20.33%
      2006                   1.40% to 1.40%     178,962  14.39 to 14.39       2,575      0.00%     12.03% to 12.03%
      2005                   1.40% to 1.40%     254,013  12.84 to 12.84       3,262      0.00%     10.74% to 10.74%
      2004                   1.40% to 1.40%     283,191  11.60 to 11.60       3,284      0.00%     19.06% to 19.06%
   Mid Cap Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      14,419   7.19 to 9.76          116      0.06%   (44.67)% to (44.87)%
      2007                   1.45% to 1.80%      18,858  13.00 to 17.71         274      0.06%     19.97% to 19.54%
      2006                   1.45% to 1.80%      30,009  10.84 to 14.82         355      0.00%     11.67% to 11.27%
      2005                   1.45% to 1.80%      31,390  13.42 to 9.62          335      0.00%     10.41% to 10.02%
      2004                   1.45% to 1.80%      41,831  12.17 to 8.73          394      0.00%     18.73% to 18.31%
   Worldwide Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      98,551   6.81 to 6.81          671      1.16%   (45.44)% to (45.44)%
      2007                   1.40% to 1.40%     121,252  12.48 to 12.48       1,513      0.72%      8.09% to 8.09%
      2006                   1.40% to 1.40%     153,878  11.54 to 11.54       1,776      1.71%     16.56% to 16.56%
      2005                   1.40% to 1.40%     195,583   9.90 to 9.90        1,937      1.37%      4.39% to 4.39%
      2004                   1.40% to 1.40%     214,028   9.49 to 9.49        2,030      1.02%      3.31% to 3.31%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Worldwide Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      38,607   5.56 to 6.38          233      0.97%   (45.61)% to (45.80)%
      2007                   1.45% to 1.80%      50,040  10.23 to 11.78         552      0.53%      7.77% to 7.38%
      2006                   1.45% to 1.80%      62,163   9.49 to 10.97         634      1.59%     16.23% to 15.82%
      2005                   1.45% to 1.80%      81,215   9.54 to 8.09          722      1.26%      4.04% to 3.67%
      2004                   1.45% to 1.80%      79,183   9.19 to 7.79          675      0.89%      3.01% to 2.65%
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Balanced Portfolio -- Class 1
      2008                   1.60% to 1.60%       1,806   8.32 to 8.32           15      8.01%   (25.52)% to (25.52)%
      2007                   1.45% to 1.60%       4,232  11.21 to 11.18          47      1.27%      4.59% to 4.43%
      2006                   1.45% to 2.20%         733  10.71 to 10.66           8      0.00%      7.14% to 6.59%
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
      2008                   1.45% to 2.20%     146,151  10.92 to 10.70       1,569      4.96%    (0.16)% to (0.92)%
      2007                   1.45% to 2.20%     144,682  10.94 to 10.80       1,553      4.62%      3.96% to 4.76%
      2006                   1.45% to 2.20%      84,908  10.44 to 10.39         883      0.00%      4.40% to 3.87%
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
      2008                   1.45% to 2.20%     112,817   7.70 to 7.54          830      6.33%   (35.75)% to (36.24)%
      2007                   1.45% to 2.20%      65,693  11.98 to 11.83         762      0.13%      8.84% to 8.01%
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1
      2008                   1.45% to 2.20%      47,955   6.40 to 6.27          304      0.97%   (44.60)% to (45.03)%
      2007                   1.45% to 1.80%       3,588  11.56 to 11.49          41      1.80%     15.53% to 15.12%
      2006                   1.45% to 2.20%         229  10.00 to 9.95            2      0.00%      0.02% to (0.48)%
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
      2008                   1.45% to 2.20%      88,352   6.97 to 6.83          589      1.85%   (38.12)% to (38.59)%
      2007                   1.45% to 2.20%      49,360  11.26 to 11.12         539      0.10%      3.56% to 2.77%
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1
      2008                   1.45% to 2.20%      87,934  12.00 to 11.75       1,029      5.23%      8.43% to 7.61%
      2007                   1.45% to 2.20%     126,899  11.06 to 10.92       1,374      5.15%      5.92% to 5.11%
      2006                   1.45% to 2.20%      82,767  10.44 to 10.39         861      0.00%      4.44% to 3.92%
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
      2008                   1.45% to 2.20%     109,254   6.73 to 6.60          721      0.93%   (40.10)% to (40.56)%
      2007                   1.45% to 2.20%      78,091  11.24 to 11.10         866      0.00%      9.92% to 9.08%
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1
      2008                   1.45% to 2.20%      55,839   6.28 to 6.16          344      1.61%   (39.70)% to (40.16)%
      2007                   1.45% to 2.20%      78,269  10.42 to 10.29         805      0.28%      1.37% to 0.59%
      2006                   1.45% to 2.20%       6,621  10.28 to 10.23          68      0.00%      2.79% to 2.27%
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II
      2008                   1.45% to 2.10%      74,915   9.21 to 6.66          648      0.00%   (41.44)% to (41.83)%
      2007                   1.45% to 2.10%      83,475  15.72 to 11.44       1,221      0.00%    (1.10)% to (1.75)%
      2006                   1.45% to 2.10%      81,172  15.90 to 11.65       1,200      0.00%      9.14% to 8.43%
      2005                   1.45% to 1.80%      27,586  14.57 to 12.46         396      0.00%      8.06% to 7.68%
      2004                   1.45% to 1.80%      15,176  13.48 to 11.56         203      0.00%      7.21% to 6.83%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I
      2008                   1.40% to 1.40%       8,134   6.42 to 6.42          52       2.48%   (35.93)% to (35.93)%
      2007                   1.40% to 1.40%      10,652  10.02 to 10.02        107       4.18%      0.27% to 0.27%
      2006                   1.40% to 1.40%       9,139  13.49 to 13.49        123       1.84%     10.99% to 10.99%
      2005                   1.40% to 1.40%      12,380  12.15 to 12.15        150       2.19%      1.88% to 1.88%
      2004                   1.40% to 1.40%      11,632  11.93 to 11.93        139       2.20%      7.21% to 7.21%
   Legg Mason Partners Variable Capital and Income Portfolio -- Class II
      2008                   1.60% to 2.30%      78,379   6.39 to 6.32         498       2.61%   (36.00)% to (36.46)%
      2007                   1.45% to 2.30%      82,775  10.00 to 9.94         825       4.38%      0.02% to (0.84)%
      2006                   1.45% to 2.10%      45,209  11.69 to 11.16        502       3.43%     10.63% to 9.91%
      2005                   1.85% to 2.10%       6,313  10.17 to 10.15         64       2.96%      1.65% to 1.54%
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
      2008                   1.45% to 1.85%      55,862   5.94 to 5.90         331       1.65%   (37.50)% to (37.75)%
      2007                   1.45% to 1.85%      63,837   9.50 to 9.48         606       1.66%    (7.21)% to (7.59)%
      2006                   1.45% to 2.10%      38,949  16.36 to 11.86        596       1.39%     16.17% to 15.41%
      2005                   1.45% to 1.85%      36,647  14.08 to 10.28        476       0.77%      2.85% to 1.96%
      2004                   1.45% to 1.70%      22,865  13.77 to 11.41        299       0.31%      6.51% to 6.24%
   Legg Mason Partners Variable Investors Portfolio -- Class I
      2008                   1.40% to 1.40%       4,274   9.64 to 9.64          41       1.31%   (36.53)% to (36.53)%
      2007                   1.40% to 1.40%       4,876  15.19 to 15.19         74       0.59%      2.44% to 2.44%
      2006                   1.40% to 1.40%      15,149  14.83 to 14.83        225       1.59%     16.61% to 16.61%
      2005                   1.40% to 1.40%      17,059  12.72 to 12.72        217       1.20%      5.04% to 5.04%
      2004                   1.40% to 1.40%      17,775  12.11 to 12.11        215       1.43%      8.83% to 8.83%
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I
      2008                   1.40% to 1.40%       5,157  12.09 to 12.09         62       6.24%   (18.19)% to (18.19)%
      2007                   1.40% to 1.40%       5,447  14.78 to 14.78         81       2.86%      0.56% to 0.56%
      2006                   1.40% to 1.40%      13,982  14.70 to 14.70        206       4.86%      3.56% to 3.56%
      2005                   1.40% to 1.40%      22,548  14.20 to 14.20        320       6.17%      1.04% to 1.04%
      2004                   1.40% to 1.40%      21,371  14.05 to 14.05        300       4.63%      5.15% to 5.15%
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares
      2008                   1.45% to 1.85%     179,791   5.93 to 7.27       1,163       0.32%   (37.90)% to (38.15)%
      2007                   1.45% to 1.85%     246,821   9.54 to 11.75      2,531       0.08%      9.41% to 8.96%
      2006                   1.45% to 2.10%     267,531   8.72 to 10.75      2,506       0.00%      5.75% to 5.06%
      2005                   1.45% to 1.85%     268,191  11.54 to 8.17       2,395       0.14%      2.72% to 2.36%
      2004                   1.45% to 1.80%     237,223  11.26 to 7.97       2,076       0.00%      7.40% to 7.02%
   MFS(R) Investors Trust Series -- Service Class Shares
      2008                   1.45% to 1.80%     187,475   7.68 to 8.26       1,510       0.90%   (34.22)% to (34.46)%
      2007                   1.45% to 1.80%     316,313  11.68 to 12.61      3,859       0.59%      8.43% to 8.04%
      2006                   1.45% to 2.10%     331,356  10.77 to 11.48      3,735       0.27%     11.06% to 10.33%
      2005                   1.45% to 1.80%     375,666  12.27 to 9.61       3,829       0.29%      5.48% to 5.10%
      2004                   1.45% to 1.80%     272,593  11.66 to 9.13       2,679       0.37%      9.51% to 9.13%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   MFS(R) New Discovery Series -- Service Class Shares
      2008                   1.45% to 1.85%      91,281   6.21 to 6.93         581       5.35%   (40.40)% to (40.64)%
      2007                   1.40% to 1.85%     101,786  15.51 to 11.67      1,087       2.33%      0.81% to 0.35%
      2006                   1.40% to 2.10%     111,171  15.39 to 11.59      1,184       0.00%     11.36% to 10.56%
      2005                   1.40% to 1.80%     106,441  13.82 to 9.21       1,023       0.00%      3.57% to 3.15%
      2004                   1.40% to 1.80%     107,420  13.34 to 8.91       1,000       0.00%      4.72% to 4.30%
   MFS(R) Strategic Income Series -- Service Class Shares
      2008                   1.45% to 2.20%      78,510  10.94 to 9.01         802       4.84%   (13.54)% to (14.20)%
      2007                   1.45% to 1.80%      62,597  12.65 to 12.42        788       4.61%      1.91% to 1.55%
      2006                   1.45% to 1.85%      57,222  12.42 to 10.41        707       5.32%      4.85% to 4.43%
      2005                   1.45% to 1.80%      47,786  11.84 to 11.70        564       5.25%      0.15% to (0.20)%
      2004                   1.45% to 1.80%      20,000  11.82 to 11.73        236       4.11%      5.98% to 5.61%
   MFS(R) Total Return Series -- Service Class Shares
      2008                   1.45% to 2.55%   1,149,310  10.94 to 7.37       9,874       3.72%   (23.45)% to (24.30)%
      2007                   1.45% to 2.55%   1,147,271  14.29 to 9.73      13,201       2.17%      2.42% to (4.04)%
      2006                   1.45% to 2.10%     663,906  13.95 to 10.95      7,790       2.57%     10.01% to 9.29%
      2005                   1.45% to 2.10%     364,230  12.68 to 10.02      3,960       1.60%      3.13% to 0.22%
      2004                   1.45% to 1.80%      53,407  12.54 to 12.44        668       0.99%      9.42% to 9.03%
   MFS(R) Utilities Series -- Service Class Shares
      2008                   1.45% to 1.80%     228,437  11.74 to 15.24      2,785       6.66%   (38.71)% to (38.93)%
      2007                   1.45% to 1.80%     248,119  19.15 to 24.96      5,436       3.36%     25.70% to 25.25%
      2006                   1.45% to 2.10%     228,573  15.24 to 13.56      4,011       1.75%     29.07% to 28.22%
      2005                   1.45% to 1.80%     148,613  15.97 to 11.69      2,009       0.46%     14.89% to 14.48%
      2004                   1.45% to 1.80%     108,178  13.93 to 10.20      1,254       1.14%     27.96% to 27.51%
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA
      2008                   1.40% to 1.40%      29,034   8.76 to 8.76         254       5.54%   (44.27)% to (44.27)%
      2007                   1.40% to 1.40%      47,193  15.72 to 15.72        742       2.92%      2.33% to 2.33%
      2006                   1.40% to 1.40%      60,908  15.37 to 15.37        936       2.69%      9.60% to 9.60%
      2005                   1.40% to 1.40%      63,804  14.02 to 14.02        895       1.75%      2.44% to 2.44%
      2004                   1.40% to 1.40%      65,972  13.69 to 13.69        903       1.04%      8.56% to 8.56%
   Oppenheimer Balanced Fund/VA -- Service Shares
      2008                   1.45% to 2.55%     824,920   6.93 to 5.33       5,011       3.48%   (44.43)% to (45.06)%
      2007                   1.45% to 2.55%     608,007  12.46 to 9.69       6,923       1.80%      2.94% to (4.56)%
      2006                   1.45% to 2.10%     289,515  12.22 to 10.88      3,362       1.92%      9.25% to 8.54%
      2005                   1.45% to 2.10%     116,613  11.19 to 10.02      1,277       1.12%      2.17% to 0.23%
      2004                   1.45% to 1.80%      21,182  10.95 to 10.92        231       0.00%      9.49% to 9.23%
   Oppenheimer Capital Appreciation Fund/VA
      2008                   1.40% to 1.40%      26,619   8.12 to 8.12         216       0.17%   (46.28)% to (46.28)%
      2007                   1.40% to 1.40%      42,425  15.11 to 15.11        641       0.27%     12.54% to 12.54%
      2006                   1.40% to 1.40%      76,363  13.43 to 13.43      1,025       0.40%      6.44% to 6.44%
      2005                   1.40% to 1.40%      95,109  12.61 to 12.61      1,200       0.92%      3.63% to 3.63%
      2004                   1.40% to 1.40%     103,013  12.17 to 12.17      1,254       0.34%      5.44% to 5.44%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
      2008                   1.45% to 1.95%     303,554   8.84 to 5.95       2,570       0.00%   (46.45)% to (46.72)%
      2007                   1.45% to 1.95%     326,014  16.51 to 11.16      5,279       0.01%     12.20% to 11.63%
      2006                   1.45% to 2.10%     368,738  14.71 to 10.93      5,251       0.19%      6.12% to 5.43%
      2005                   1.45% to 1.80%     360,762  13.86 to 11.56      4,932       0.68%      3.35% to 2.98%
      2004                   1.45% to 1.80%     293,809  13.41 to 11.21      3,891       0.15%      5.07% to 0.00%
   Oppenheimer Core Bond Fund/VA
      2008                   1.40% to 1.40%      52,853   8.42 to 8.42         445       5.10%   (39.90)% to (39.90)%
      2007                   1.40% to 1.40%      71,932  14.01 to 14.01      1,008       5.57%      2.92% to 2.92%
      2006                   1.40% to 1.40%     102,146  13.62 to 13.62      1,391       5.64%      3.81% to 3.81%
      2005                   1.40% to 1.40%     124,512  13.12 to 13.12      1,633       5.23%      1.16% to 1.16%
      2004                   1.40% to 1.40%     148,287  12.97 to 12.97      1,923       4.71%      4.01% to 4.01%
   Oppenheimer Global Securities Fund/VA -- Service Shares
      2008                   1.15% to 2.55%   1,235,706   5.72 to 5.72       9,627       1.20%   (41.02)% to (41.86)%
      2007                   1.45% to 1.80%     660,568  16.13 to 16.47     10,803       1.45%      4.53% to 4.16%
      2006                   1.45% to 2.10%     563,742  15.43 to 12.69      8,844       0.75%     15.67% to 14.91%
      2005                   1.45% to 1.80%     408,142  14.28 to 13.22      5,554       0.77%     12.41% to 12.01%
      2004                   1.45% to 1.80%     278,346  12.74 to 11.78      3,373       1.04%     17.16% to 16.74%
   Oppenheimer High Income Fund/VA
      2008                   1.40% to 1.40%      16,522   2.64 to 2.64          44       7.72%   (78.97)% to (78.97)%
      2007                   1.40% to 1.40%      17,149  12.54 to 12.54        215       9.03%    (1.51)% to (1.51)%
      2006                   1.40% to 1.40%      38,076  12.74 to 12.74        485       7.53%      7.90% to 7.90%
      2005                   1.40% to 1.40%      44,334  11.80 to 11.80        523       6.61%      0.89% to 0.89%
      2004                   1.40% to 1.40%      51,734  11.70 to 11.70        605       6.62%      7.44% to 7.44%
   Oppenheimer Main Street Fund/VA -- Service Shares
      2008                   1.15% to 2.55%   2,084,950   5.88 to 5.83      13,772       1.49%   (39.33)% to (40.19)%
      2007                   1.45% to 1.95%     780,090  11.92 to 10.23      9,579       0.84%      2.63% to 2.30%
      2006                   1.45% to 2.10%   1,041,036  11.61 to 11.56     12,274       0.90%     13.10% to 12.35%
      2005                   1.45% to 1.80%     782,619  11.86 to 10.17      8,335       1.18%      4.21% to 3.84%
      2004                   1.45% to 1.80%     745,279  11.41 to 9.78       7,647       0.67%      7.56% to 7.18%
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
      2008                   1.15% to 2.55%     565,616   5.90 to 5.44       4,778       0.82%   (38.72)% to (39.59)%
      2007                   1.15% to 2.55%     609,742   9.64 to 9.00       8,792       0.26%   (62.57)% to (14.53)%
      2006                   1.45% to 2.10%     308,592  19.24 to 11.80      5,729       0.17%     13.00% to 12.26%
      2005                   1.45% to 1.85%     276,605  17.02 to 10.53      4,618       0.00%      8.13% to 5.27%
      2004                   1.45% to 1.80%     190,222  15.74 to 12.38      2,960       0.00%     17.45% to 17.04%
   Oppenheimer MidCap Fund/VA
      2008                   1.40% to 1.40%      31,338   6.52 to 6.52         204       0.00%   (49.78)% to (49.78)%
      2007                   1.40% to 1.40%      36,914  12.98 to 12.98        479       0.00%      4.84% to 4.84%
      2006                   1.40% to 1.40%      49,038  12.38 to 12.38        607       0.00%      1.52% to 1.52%
      2005                   1.40% to 1.40%      67,114  12.20 to 12.20        819       0.00%     10.76% to 10.76%
      2004                   1.40% to 1.40%      87,791  11.01 to 11.01        967       0.00%     18.10% to 18.10%
   Oppenheimer MidCap Fund/VA -- Service Shares
      2008                   1.45% to 1.80%      19,137   8.25 to 8.09         155       0.00%   (49.95)% to (50.13)%
      2007                   1.45% to 1.80%      19,494  16.49 to 16.22        316       0.00%      4.49% to 4.12%
      2006                   1.45% to 2.10%      20,325  15.78 to 10.59        316       0.00%      1.22% to 0.55%
      2005                   1.45% to 1.80%      17,793  15.59 to 13.25        274       0.00%     10.37% to 9.98%
      2004                   1.45% to 1.80%      13,851  14.13 to 12.03        191       0.00%     17.70% to 17.28%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares
      2008                   1.45% to 1.70%      92,739   9.48 to 8.26         874       5.41%   (17.13)% to (17.34)%
      2007                   1.45% to 1.70%     112,900  11.44 to 11.36      1,291       8.14%      6.61% to 6.34%
      2006                   1.45% to 2.10%      78,885  10.73 to 10.45        846       5.45%      3.05% to 2.37%
      2005                   1.45% to 1.70%      65,505  10.41 to 10.40        682       7.90%      4.14% to 3.96%
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares
      2008                   1.45% to 1.80%       8,783  11.86 to 11.18        100       3.06%    (3.81)% to (4.15)%
      2007                   1.45% to 1.80%      11,954  12.33 to 11.67        142       3.36%      2.11% to 1.75%
      2006                   1.45% to 1.80%      11,972  12.07 to 11.47        140       4.23%      0.71% to 0.35%
      2005                   1.45% to 1.80%      13,291  11.99 to 11.43        154       3.21%      3.63% to 3.26%
      2004                   1.45% to 1.80%      12,249  11.57 to 11.07        138       2.94%      4.03% to 3.66%
   PIMCO High Yield Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%     701,997   7.58 to 7.33       6,448       6.77%   (24.39)% to (25.46)%
      2007                   1.45% to 2.10%     391,542  14.37 to 10.85      5,506       6.97%      1.98% to 1.31%
      2006                   1.45% to 2.10%     507,230  14.09 to 10.71      6,741       6.87%      7.50% to 6.79%
      2005                   1.45% to 1.85%     368,012  13.11 to 10.04      4,751       6.60%      2.61% to 0.42%
      2004                   1.45% to 1.80%     307,070  12.78 to 11.03      3,876       6.78%      7.95% to 7.57%
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   1,178,994  11.87 to 12.10     18,710       4.24%     15.94% to 14.31%
      2007                   1.15% to 2.55%     906,567  10.23 to 10.58     12,168       4.53%     39.98% to 8.82%
      2006                   1.45% to 2.10%     689,640   13.81 to 9.85      8,952       5.57%    (0.31)% to (0.97)%
      2005                   1.45% to 1.85%     646,666   13.86 to 9.96      8,606       4.43%      3.23% to (0.43)%
      2004                   1.45% to 1.80%     536,992  13.42 to 10.55      6,959       4.35%      6.01% to 5.63%
   PIMCO Low Duration Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   2,606,646   9.91 to 10.08     26,729       4.47%    (1.57)% to (2.96)%
      2007                   1.15% to 2.55%   2,419,403  10.07 to 10.39     25,886       3.29%     12.33% to 5.82%
      2006                   1.45% to 2.10%     128,640  10.24 to 10.15      1,313       4.23%      2.47% to 1.79%
      2005                   1.45% to 1.85%      70,800   9.99 to 9.97         706       2.26%    (0.10)% to (0.27)%
   PIMCO Total Return Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   2,688,765  10.49 to 10.73     34,193       5.68%      3.59% to 2.12%
      2007                   1.15% to 2.55%   2,192,913  10.13 to 10.51     27,935       4.78%     23.46% to 7.72%
      2006                   1.40% to 2.10%   2,283,709  10.81 to 10.11     27,078       5.05%      2.39% to 1.66%
      2005                   1.40% to 1.85%   1,822,587  12.27 to 9.96      21,610       4.34%      1.02% to (0.40)%
      2004                   1.40% to 1.80%   1,546,617  12.15 to 10.34     18,207       2.65%      3.42% to 3.00%
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
      2008                   1.45% to 2.25%      88,573  12.16 to 6.39       1,015       7.19%   (40.28)% to (40.77)%
      2007                   1.15% to 2.55%     342,398   9.65 to 10.24      4,709      10.05%   (60.83)% to 3.60%
      2006                   1.45% to 2.10%     203,375  18.77 to 12.42      2,659       0.28%     11.97% to 11.23%
      2005                   1.45% to 1.80%       4,679  16.76 to 14.72         78       0.00%     19.51% to 19.08%
      2004                   1.60% to 1.70%       1,137  13.99 to 12.35         16       0.00%     13.42% to 0.00%
   Jennison Portfolio -- Class II Shares
      2008                   1.45% to 1.85%       6,285   9.91 to 7.23          61       0.07%   (38.46)% to (38.71)%
      2007                   1.45% to 1.85%       6,212  16.11 to 11.80         98       0.00%      9.93% to 9.48%
      2006                   1.45% to 2.10%       6,298  14.66 to 10.74         90       0.00%    (0.10)% to (0.76)%
      2005                   1.60% to 1.80%       4,257  14.61 to 12.75         60       0.00%     12.21% to 11.98%
      2004                   1.60% to 1.80%       6,109  13.02 to 12.98         79       0.04%      7.47% to 7.25%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Natural Resources Portfolio -- Class II Shares
      2008                   1.15% to 2.55%     350,976   4.69 to 5.89       2,602      12.80%   (53.73)% to (54.38)%
      2007                   1.15% to 2.55%     144,211  10.13 to 12.90      3,101      25.50%     46.22% to 24.48%
      2006                   1.45% to 2.10%      58,919  17.83 to 15.26      1,048       2.33%     19.96% to 19.17%
      2005                   1.45% to 1.80%      20,961  14.86 to 14.83        311       0.00%     48.61% to 48.25%
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
      2008                   1.45% to 1.80%      93,813   5.52 to 6.39         579       0.17%   (42.76)% to (42.96)%
      2007                   1.45% to 1.80%      99,244   9.64 to 11.20      1,069       0.07%     16.11% to 15.69%
      2006                   1.45% to 2.10%     101,920   8.30 to 10.69        951       0.00%      4.24% to 3.56%
      2005                   1.45% to 1.80%     105,385  11.38 to 7.89         946       0.00%    (0.35)% to (0.70)%
      2004                   1.45% to 1.80%     106,355  11.45 to 7.94         958       0.00%      7.76% to 7.38%
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares
      2008                   1.45% to 2.55%     139,317   7.41 to 7.30       1,026       3.23%   (23.80)% to (24.65)%
      2007                   1.45% to 2.55%      97,099   9.76 to 9.68         942       0.15%    (3.59)% to (4.67)%
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares
      2008                   1.45% to 1.80%      48,771   5.57 to 5.44         274       0.20%   (49.85)% to (50.03)%
      2007                   1.45% to 1.80%      49,554  11.10 to 10.88        558       0.00%     14.94% to 14.53%
      2006                   1.45% to 2.10%      30,869   9.66 to 10.46        304       0.00%      1.14% to 0.48%
      2005                   1.45% to 1.80%      20,639  11.54 to 9.43         199       0.01%      6.08% to 5.71%
      2004                   1.45% to 1.80%      17,247  10.90 to 8.92         159       0.00%      5.23% to 4.86%
   Comstock Portfolio -- Class II Shares
      2008                   1.45% to 2.25%     334,381   8.58 to 5.97       2,788       2.39%   (36.73)% to (37.25)%
      2007                   1.15% to 2.55%     736,728   9.50 to 9.12       8,915       1.33%   (86.90)% to (12.88)%
      2006                   1.45% to 2.10%     361,698  14.08 to 11.68      4,981       2.30%     14.37% to 13.61%
      2005                   1.45% to 1.85%     272,991  12.78 to 10.29      3,362       0.75%      2.93% to 2.24%
      2004                   1.45% to 1.80%     136,052  12.49 to 11.89      1,631       0.52%     15.73% to 15.31%

----------
(1) Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2) The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

(3) The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2008, 2007 and 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2008

                                                                                                                Page
                                                                                                                ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm..................................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006...................... F-2

   Consolidated Balance Sheets as of December 31, 2008 and 2007................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2008, 2007 and
     2006...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 20, 2009

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          Years ended December 31,
                          -----------------------
                            2008    2007    2006
                          -------  ------  ------
Revenues:
Net investment income.... $ 314.1  $301.4  $293.9
Premiums.................   210.7   214.7   220.8
Net investment gains
  (losses)...............  (228.8)  (22.8)  (25.1)
Policy fees and other
  income.................    29.0    18.0    12.9
                          -------  ------  ------
   Total revenues........   325.0   511.3   502.5
                          -------  ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............   231.5   220.7   224.0
Interest credited........   143.4   124.6   125.5
Acquisition and
  operating expenses,
  net of deferrals.......    45.6    39.5    42.1
Amortization of deferred
  acquisition costs and
  intangibles............    35.0    42.4    38.0
Goodwill impairment......    25.3      --      --
                          -------  ------  ------
   Total benefits and
     expenses............   480.8   427.2   429.6
                          -------  ------  ------
Income (loss) before
  income taxes...........  (155.8)   84.1    72.9
Provision (benefit) for
  income taxes...........   (46.9)   29.7    22.7
                          -------  ------  ------
Net income (loss)........ $(108.9) $ 54.4  $ 50.2
                          =======  ======  ======


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                               December 31,
                            ------------------
                              2008      2007
                            --------  --------
Assets
Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value.......... $3,620.0  $4,181.2
   Equity securities
    available-for-sale,
    at fair value..........     23.5      82.4
   Commercial mortgage
    loans..................    892.7     982.0
   Policy loans............     31.5      30.8
   Other invested assets...    530.8     105.8
                            --------  --------
     Total investments.....  5,098.5   5,382.2
                            --------  --------
Cash and cash equivalents..    497.7     227.6
Accrued investment income..     51.4      46.3
Deferred acquisition
 costs.....................    608.4     457.2
Goodwill...................     49.1      74.4
Intangible assets..........     86.4      48.0
Reinsurance recoverable....  1,877.1   1,719.6
Other assets...............     41.3      19.5
Deferred income tax asset..    110.8        --
Separate account assets....    707.3     781.9
                            --------  --------
     Total assets.......... $9,128.0  $8,756.7
                            ========  ========
Liabilities and
 stockholders' equity
Liabilities:
   Future policy benefits.. $2,303.1  $2,063.0
   Policyholder account
    balances...............  4,558.5   4,209.6
   Liability for policy
    and contract claims....    318.7     255.8
   Unearned premiums.......     58.3      57.1
   Other liabilities.......    547.2     297.3
   Deferred income tax
    liability..............       --      87.5
   Separate account
    liabilities............    707.3     781.9
                            --------  --------
     Total liabilities.....  8,493.1   7,752.2
                            --------  --------
Commitments and
 contingencies
Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)...........      3.1       3.1
   Additional paid-in
    capital................    667.0     634.8
                            --------  --------
   Accumulated other
    comprehensive income
    (loss):
     Net unrealized
       investment gains
       (losses)............   (442.1)    (30.2)
     Derivatives
       qualifying as
       hedges..............    132.6      13.6
                            --------  --------
   Total accumulated
    other comprehensive
    income (loss)..........   (309.5)    (16.6)
   Retained earnings.......    274.3     383.2
                            --------  --------
     Total stockholders'
       equity..............    634.9   1,004.5
                            --------  --------
     Total liabilities
       and stockholders'
       equity.............. $9,128.0  $8,756.7
                            ========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                              Accumulated
                                  Additional     other                  Total
                           Common  paid-in   comprehensive Retained stockholders'
                           stock   capital   income (loss) earnings    equity
                           ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2005.......  $3.1    $629.5      $  32.9    $ 280.3    $  945.8
Comprehensive income:
   Net income.............    --        --           --       50.2        50.2
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --        (23.9)        --       (23.9)
                                                                      --------
Total comprehensive
  income..................                                                26.3
Dividends to stockholders.    --        --           --       (1.7)       (1.7)
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2006.......   3.1     629.5          9.0      328.8       970.4
                                                                      --------
Comprehensive income:
   Net income.............    --        --           --       54.4        54.4
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --        (39.2)        --       (39.2)
   Derivatives
     qualifying as hedges.    --        --         13.6         --        13.6
                                                                      --------
Total comprehensive
  income..................                                                28.8
Other transactions with
  stockholders............    --       5.3           --         --         5.3
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2007.......   3.1     634.8        (16.6)     383.2     1,004.5
                                                                      --------
Comprehensive income
  (loss):
   Net loss...............    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges.    --        --        119.0         --       119.0
                                                                      --------
Total comprehensive
  income (loss)...........                                              (401.8)
Other transactions with
  stockholders............    --       0.7           --         --         0.7
Capital contribution......    --      31.5           --         --        31.5
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.......  $3.1    $667.0      $(309.5)   $ 274.3    $  634.9
                            ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                               Years ended December 31,
                            ------------------------------
                              2008       2007       2006
                            --------  ---------  ---------
Cash flows from
 operating activities:
   Net income (loss)....... $ (108.9) $    54.4  $    50.2
   Adjustments to
    reconcile net income
    (loss) to net cash
    from operating
    activities:
     Net investment
       (gains) losses......    228.8       22.8       25.1
     Charges assessed to
       policyholders.......    (13.1)     (10.6)      (6.7)
     Amortization of
       fixed maturity
       discounts and
       premiums............      2.8        2.3        7.5
     Acquisition costs
       deferred............    (93.6)     (76.3)     (52.7)
     Amortization of
       deferred
       acquisition costs
       and intangibles.....     35.0       42.4       38.0
     Goodwill impairment...     25.3         --         --
     Deferred income
       taxes...............    (37.7)      13.3       10.6
     Net increase
       (decrease) in
       trading and
       derivative
       instruments.........     27.3      (24.4)     (10.3)
   Changes in certain
    assets and
    liabilities:
     Accrued investment
       income and other
       assets..............    (16.6)      (6.6)      (6.6)
     Insurance reserves....    369.2      229.4      256.4
     Other liabilities
       and other
       policy-related
       balances............    (62.5)      44.4       76.7
                            --------  ---------  ---------
   Net cash from
    operating activities...    356.0      291.1      388.2
                            --------  ---------  ---------
Cash flows from
 investing activities:
   Proceeds from
    maturities and
    repayments of
    investments:
     Fixed maturity
       securities..........    228.2      345.9      420.9
     Commercial mortgage
       loans...............    112.2       84.5       72.7
   Proceeds from sales
    of investments:
     Fixed maturity and
       equity securities...    339.9      636.4      919.1
   Purchases and
    originations of
    investments:
     Fixed maturity and
       equity securities...   (892.0)  (1,226.0)  (1,060.8)
     Commercial mortgage
       loans...............    (23.1)    (102.6)    (279.0)
   Other invested
    assets, net............     (1.2)       0.3         --
   Policy loans, net.......     (0.7)       1.4       (0.6)
                            --------  ---------  ---------
   Net cash from
    investing activities...   (236.7)    (260.1)      72.3
                            --------  ---------  ---------
Cash flows from
 financing activities:
   Proceeds from
    issuance of
    investment contracts...  1,052.8    1,087.8      473.7
   Redemption and
    benefit payments on
    investment contracts...   (930.8)  (1,004.5)    (871.2)
   Proceeds from
    short-term
    borrowings and
    other, net.............     (2.7)        --      147.9
   Payments on
    short-term borrowings..       --      (16.6)    (134.0)
   Capital contribution
    from parents...........     31.5         --         --
                            --------  ---------  ---------
   Net cash from
    financing activities...    150.8       66.7     (383.6)
                            --------  ---------  ---------
   Net change in cash
    and cash equivalents...    270.1       97.7       76.9
Cash and cash
 equivalents at
 beginning of year.........    227.6      129.9       53.0
                            --------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $  497.7  $   227.6  $   129.9
                            ========  =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2008, 2007 and 2006

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include, GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The accompanying consolidated financial statements have been represented as if the merger had been effective for all periods and was accounted for as a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Nature of Business

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) and institutional products. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. Our institutional products include funding agreements backing notes ("FABNs").

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2008, 2007 and 2006, 61.9%, 54.9% and 63.1%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 41.6%, 33.5%, and 39.7%, respectively, of total product sales.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-than-temporary impairments on available-for-sale securities

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. For debt securities, the primary factors considered in our evaluation are: (a) the length of time and the extent to which the fair value has been or is

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer and (c) whether the debtor is current on contractually obligated interest and principal payments. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we recognize an impairment charge. When there has been an adverse change in underlying future cash flows on lower quality securities that represent an interest in securitized financial assets, we recognize an impairment charge.

   Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   The evaluation of impairments is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period net income (loss). The assessment of whether such impairment has occurred is based on management's evaluation of the underlying reasons for the decline in fair value at the individual security level. We deem an individual investment to be other-than-temporarily impaired when management concludes it is probable that we will not receive timely payment of the cash flows contractually stipulated for the investment. We regularly monitor our investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified in a timely manner and that any impairment is charged against net income (loss) in the proper period.

   In addition to consideration of all available information, we also consider our intent and ability to retain a temporarily depressed security until recovery. We believe that our intent and ability to hold an investment, along with the ability of the investment to generate cash flows that have not changed adversely, are the primary factors in assessing whether we recognize an impairment charge.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based upon the difference between the book value of a security and its fair value.

  (h) Fair Value Measurements

   As defined in the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity and equity securities, trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. SFAS No. 157 requires all assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rates.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

  (j) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, all of which have maturity dates of less than three years. The fair value of collateral held and included in other invested assets was $27.0 million and $49.4 million as of December 31, 2008 and 2007, respectively. We had no non-cash collateral as of December 31, 2008 and 2007.

   We have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2008, the fair value of securities pledged under the repurchase program was $36.4 million and the offsetting repurchase obligation of $37.4 million was included in other liabilities on the consolidated balance sheet.

  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the year ended December 31, 2008, we recorded a $9.9 million charge to DAC related to our loss recognition testing. For the years ended December 31, 2007 and 2006, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2008, 2007 and 2006, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   In 2008, we recorded goodwill impairments of $25.3 million as a result of our goodwill impairment testing. For the years ended December 31, 2007 and 2006, no charges were recorded as a result of our goodwill impairment testing. See note 5 for additional information related to goodwill impairments recorded.

  (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income
(loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments are reported in net investment gains (losses).

  (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (r) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change to the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholders equity since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (u) Accounting Changes

   Impairment Guidance of EITF Issue No. 99-20

   On December 31, 2008, we adopted FASB Staff Position ("FSP") EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20. The FSP amends the impairment guidance effective October 1, 2008 for investments that are subject to FASB Emerging Issues Task Force ("EITF") Issue No. 99-20 requiring all available information be used to produce our best estimate of cash flows without regard to what a market participant would use to determine the current fair value. The adoption of FSP EITF 99-20-1 did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of FSP FAS 133-1 and FIN 45-4 did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   Or January 1, 2008, we adopted SFAS No. 157. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of SFAS No. 157 did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of SFAS No. 157 under the provisions of FSP FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the FSP, we will delay the application of SFAS No. 157 for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. On October 10, 2008, we adopted FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not
Active. The FSP provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered when applying SFAS No. 157 in inactive markets. The adoption of FSP FAS 157-3 did not have a material impact on our consolidated financial statements.

   Fair Value Option for Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of SFAS No. 159 did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the statement.

   Amendment of FASB Interpretation No. 39

   On January 1, 2008, we adopted FSP FASB Interpretation ("FIN") No. 39-1, Amendment of FASB Interpretation No. 39. This FSP amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts, to allow fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. The FSP also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts in accordance with FIN No. 39, as amended. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FIN No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, there were no unrecognized tax benefits.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this standard had no impact on our consolidated results of operations and financial position.

  (v) Accounting Pronouncements Not Yet Adopted

   In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133. This statement requires enhanced disclosures about an entity's derivative and hedging activities. SFAS No. 161 will be effective for us on January 1, 2009. We do not expect SFAS No. 161 to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- an amendment of ARB No. 51. This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will be effective for us on January 1, 2009 and will be applied prospectively as of the effective date. We do not expect SFAS No. 160 to have a material impact on our consolidated financial statements.

(2)Investments

  (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                  2008    2007    2006
---------------------                 ------  ------  ------
Fixed maturity and equity securities. $262.0  $238.8  $238.3
Commercial mortgage loans............   56.3    58.2    52.2
Other invested assets................    1.8    10.0     7.9
Policy loans.........................    1.9     1.8     2.0
                                      ------  ------  ------
 Gross investment income.............  322.0   308.8   300.4
Investment expenses..................   (7.9)   (7.4)   (6.5)
                                      ------  ------  ------
 Net investment income............... $314.1  $301.4  $293.9
                                      ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

(Amounts in millions)                                  2008    2007    2006
---------------------                                -------  ------  ------
Available-for-sale securities:
 Realized gains on sale............................. $   8.9  $  0.8  $  2.0
 Realized losses on sale............................   (41.9)  (13.0)  (27.5)
Impairments.........................................  (194.9)   (9.2)   (0.5)
Net unrealized gains (losses) on trading securities.    (0.5)   (1.3)    0.4
Commercial mortgage loan loss reserve...............    (0.2)   (0.5)     --
Derivatives and other...............................    (0.2)    0.4     0.5
                                                     -------  ------  ------
 Net investment gains (losses)...................... $(228.8) $(22.8) $(25.1)
                                                     =======  ======  ======

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                                       2008    2007    2006
---------------------                                                                     -------  ------  -----
Net unrealized gains (losses) on investment securities:
 Fixed maturity securities............................................................... $(811.3) $(74.3) $ 6.7
 Equity securities.......................................................................   (17.0)    2.5    1.7
                                                                                          -------  ------  -----
   Subtotal..............................................................................  (828.3)  (71.8)   8.4
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements............................................................................   143.3    25.1    5.3
Deferred income taxes, net...............................................................   242.9    16.5   (4.7)
                                                                                          -------  ------  -----
Net unrealized investment gains (losses)................................................. $(442.1) $(30.2) $ 9.0
                                                                                          =======  ======  =====

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                                               2008     2007    2006
---------------------                                                                             -------  -------  ------
Net unrealized investment gains (losses) as of January 1......................................... $ (30.2) $   9.0  $ 32.9
                                                                                                  -------  -------  ------
Unrealized gains (losses) arising during the period:
 Unrealized gains (losses) on investment securities..............................................  (984.5)  (101.5)  (59.8)
 Adjustment to deferred acquisition costs........................................................    89.2     15.0    (4.5)
 Adjustment to present value of future profits...................................................    27.0      2.8     1.4
 Adjustment to sales inducements.................................................................     2.0      2.0     0.4
 Provision for deferred income taxes.............................................................   306.2     28.7    22.0
                                                                                                  -------  -------  ------
   Change in unrealized gains (losses) on investment securities..................................  (560.1)   (53.0)  (40.5)
Reclassification adjustments to net investment (gains) losses, net of deferred taxes of $(79.8),
  $(7.5) and $(9.0)..............................................................................   148.2     13.8    16.6
                                                                                                  -------  -------  ------
Net unrealized investment gains (losses) as of December 31....................................... $(442.1) $ (30.2) $  9.0
                                                                                                  =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (d) Fixed Maturity and Equity Securities

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                         Gross      Gross
                           Amortized   unrealized unrealized  Fair
(Amounts in millions)     cost or cost   gains      losses    value
---------------------     ------------ ---------- ---------- --------
Fixed maturity
  securities:
  U.S. government and
   agencies..............   $   76.0     $16.9     $  (0.1)  $   92.8
  Government -- non-U.S..       60.4       0.6        (8.8)      52.2
  U.S. corporate.........    1,922.5      26.7      (246.6)   1,702.6
  Corporate -- non-U.S...      771.6       1.8      (130.4)     643.0
  Mortgage and
   asset-backed..........    1,600.8      18.1      (489.5)   1,129.4
                            --------     -----     -------   --------
   Total fixed maturity
     securities..........    4,431.3      64.1      (875.4)   3,620.0
Equity securities........       40.5        --       (17.0)      23.5
                            --------     -----     -------   --------
   Total
     available-for-sale
     securities..........   $4,471.8     $64.1     $(892.4)  $3,643.5
                            ========     =====     =======   ========

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                         Gross      Gross
                           Amortized   unrealized unrealized  Fair
(Amounts in millions)     cost or cost   gains      losses    value
---------------------     ------------ ---------- ---------- --------
Fixed maturity
  securities:
  U.S. government and
   agencies..............   $   69.5     $ 8.4     $  (0.3)  $   77.6
  Government -- non-U.S..       75.3       4.8        (0.5)      79.6
  U.S. corporate.........    1,828.9      37.7       (60.8)   1,805.8
  Corporate -- non-U.S...      672.6       5.5       (19.1)     659.0
  Mortgage and
   asset-backed..........    1,609.2      11.2       (61.2)   1,559.2
                            --------     -----     -------   --------
   Total fixed maturity
     securities..........    4,255.5      67.6      (141.9)   4,181.2
Equity securities........       79.9       2.7        (0.2)      82.4
                            --------     -----     -------   --------
   Total
     available-for-sale
     securities..........   $4,335.4     $70.3     $(142.1)  $4,263.6
                            ========     =====     =======   ========

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2008 was $178.9 million, which was approximately 81.1% of book value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                Less than 12 months             12 months or more
                           ------------------------------ ------------------------------
                                      Gross                          Gross
(Dollar amounts in          Fair    unrealized    # of     Fair    unrealized    # of
millions)                   value     losses   securities  value     losses   securities
---------                  -------- ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity
  securities:
  U.S. government,
   agencies and
   government sponsored
   entities............... $     --  $    --       --     $    3.3  $  (0.1)       1
  Government -- non-U.S...     37.6     (7.3)      41          1.6     (1.4)       6
  U.S. corporate..........    738.9    (98.4)     191        504.2   (148.2)     124
  Corporate -- non-U.S....    490.5    (77.2)     131        118.1    (53.2)      50
  Asset-backed............     73.8    (58.7)      10        175.2   (235.5)      15
  Mortgage-backed.........    304.7    (57.9)      60        323.0   (137.5)      80
                           --------  -------      ---     --------  -------      ---
  Subtotal, fixed
   maturity securities....  1,645.5   (299.5)     433      1,125.4   (575.9)     276
Equity securities.........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
  (less than)20% Below
   cost................... $1,341.7  $(135.3)     329     $  595.7  $ (80.7)     123
  20-50% Below cost.......    256.3   (103.1)      99        395.2   (199.3)     104
  (greater than)50%
   Below cost.............     47.5    (61.1)       5        134.5   (295.9)      49
                           --------  -------      ---     --------  -------      ---
  Total fixed maturity
   securities.............  1,645.5   (299.5)     433      1,125.4   (575.9)     276
                           --------  -------      ---     --------  -------      ---
% Below cost -- equity
  securities:
  20-50% Below cost.......      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
  Total equity securities.      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

Investment grade.......... $1,423.0  $(250.0)     334     $1,084.2  $(568.5)     244
Below investment grade....    225.7    (51.8)     100         60.8    (22.1)      33
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

   The investment securities in an unrealized loss position as of December 31, 2008 consisted of 711 securities accounting for unrealized losses of $892.4 million. Of the unrealized losses, 91.7% were investment grade (rated AAA through BBB-) and 24.2% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally high interest rate environment including widening credit spreads during 2008.

  . Of the U.S. and non-U.S. corporate securities, the majority were issued by banks and other financial institutions, most of which have been in an unrealized loss position for twelve months or more. Most of these securities retain a credit rating of investment grade. Given the current market conditions, including current financial industry events, the fair value of these securities has declined due to widening of credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events, along with our ability and intent to retain these investments for a period of time sufficient to allow for full recovery in value or until maturity. Based on this evaluation, we determined that these securities were temporarily impaired as of December 31, 2008.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

  . Most of the unrealized losses related to mortgage-backed and asset-backed securities have been in an unrealized loss position for twelve months or more. Of the unrealized losses of $892.4 million, a single issuer of asset-backed securities accounted for unrealized losses of $226.4 million, or 25.4% of total unrealized losses. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. We have examined the performance of the underlying collateral and expect that our investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Of the investment securities in an unrealized loss position for twelve months or more as of December 31, 2008, 154 securities were 20% or more below cost, of which 27 securities were also below investment grade (rated BB+ and below) and accounted for unrealized losses of $21.5 million. These securities, which were issued primarily by corporations in the communication, consumer cyclical, industrial and financial services industries and residential mortgage-backed securities, were current on all terms.

   As of December 31, 2008, we expected to collect full principal and interest and we were not aware of any adverse changes in cash flows. We expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be at maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2008.

   The preceding table includes certain hybrid securities with gross unrealized losses of approximately $8.9 million that were downgraded in early 2009. The rating actions, which were considered by management in our conclusion about whether such securities were other-than-temporarily impaired as of December 31, 2008, occurred after a capital restructuring announced by the issuer in January 2009. These subsequent events included rating downgrades to below investment grade that resulted in the assignment of split ratings by the rating agencies on these securities. In March 2009, we received tender offers related to these hybrid securities which we accepted in April 2009. As a result, in the first quarter of 2009, it is probable that we will apply the equity impairment model to such securities and application of this equity impairment model will lead us to recognize write-downs on such securities.

   Despite the considerable analysis and rigor employed on these investments, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write downs within our portfolio of asset-backed and mortgage-backed securities. Expectations that our investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through our normal credit surveillance process. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write downs within our portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead us to dispose of those certain holdings and recognize the effects of any market movements in our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                Less than 12 months             12 months or more
                           ------------------------------ ------------------------------
                                      Gross                          Gross
(Dollar amounts in          Fair    unrealized    # of     Fair    unrealized    # of
millions)                   value     losses   securities  value     losses   securities
---------                  -------- ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity
  securities:
  U.S. government,
   agencies and
   government sponsored
   entities............... $     --   $   --       --     $    8.7   $ (0.3)       2
  Government -- non-U.S...     21.0     (0.5)      12           --       --       --
  U.S. corporate..........    535.6    (23.9)     111        453.0    (36.9)     112
  Corporate -- non-U.S....    234.6     (5.1)      65        187.5    (14.0)      50
  Asset-backed............    252.2    (32.1)      13         29.3     (0.3)       6
  Mortgage-backed.........    282.0    (17.3)      65        370.0    (11.5)      68
                           --------   ------      ---     --------   ------      ---
  Subtotal, fixed
   maturity securities....  1,325.4    (78.9)     266      1,048.5    (63.0)     238
Equity securities.........       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===
% Below cost -- fixed
  maturity securities:
  (less than)20% Below
   cost................... $1,230.9   $(52.8)     261     $1,018.7   $(50.8)     227
  20-50% Below cost.......     94.5    (26.1)       5         29.8    (12.2)      11
  (greater than)50%
   Below cost.............       --       --       --           --       --       --
                           --------   ------      ---     --------   ------      ---
  Total fixed maturity
   securities.............  1,325.4    (78.9)     266      1,048.5    (63.0)     238
                           --------   ------      ---     --------   ------      ---
% Below cost -- equity
  securities:
  (less than)20% Below
   cost...................       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
  Total equity securities.       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===

Investment grade.......... $1,222.9   $(76.3)     224     $  987.0   $(51.5)     217
Below investment grade....    102.5     (2.6)      42         61.5    (11.5)      21
Not rated -- equities.....       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2008 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                           Amortized
(Amounts in millions)     cost or cost Fair value
---------------------     ------------ ----------
Due one year or less.....   $   85.0    $   84.3
Due after one year
  through five years.....      945.6       851.9
Due after five years
  through ten years......      744.4       616.4
Due after ten years......    1,055.5       938.0
                            --------    --------
   Subtotal..............    2,830.5     2,490.6
Mortgage and asset-backed    1,600.8     1,129.4
                            --------    --------
   Total.................   $4,431.3    $3,620.0
                            ========    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008, $284.5 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2008, securities issued by finance and insurance, utilities and energy and consumer -- non-cyclical industry groups represented approximately 21.5%, 27.3% and 16.2% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2008, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's equity.

   As of December 31, 2008 and 2007, $2.7 million and $0.8 million, respectively, of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                    December 31,
                           ------------------------------
                                2008            2007
                           --------------  --------------
                           Carrying % of   Carrying % of
(Amounts in millions)       value   total   value   total
---------------------      -------- -----  -------- -----
Property Type
Retail....................  $303.9   33.9%  $314.7   32.0%
Industrial................   274.8   30.7    311.9   31.7
Office....................   191.0   21.4    216.7   22.0
Apartments................    81.1    9.1     94.8    9.7
Mixed use/other...........    43.5    4.9     45.3    4.6
                            ------  -----   ------  -----
  Total principal balance.   894.3  100.0%   983.4  100.0%
                                    =====           =====
  Unamortized balance of
   loan origination fees
   and costs..............     0.9             0.9
  Allowance for losses....    (2.5)           (2.3)
                            ------          ------
  Total...................  $892.7          $982.0
                            ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


                                                                  December 31,
                                                         ------------------------------
                                                              2008            2007
                                                         --------------  --------------
                                                         Carrying % of   Carrying % of
(Amounts in millions)                                     value   total   value   total
---------------------                                    -------- -----  -------- -----
Geographic Region
Pacific.................................................  $295.0   33.0%  $320.9   32.6%
South Atlantic..........................................   215.9   24.1    224.4   22.8
Middle Atlantic.........................................   100.7   11.3    133.1   13.6
East North Central......................................    83.0    9.3     94.4    9.6
Mountain................................................    58.2    6.5     64.3    6.5
New England.............................................    47.5    5.3     44.1    4.5
West North Central......................................    35.7    4.0     40.3    4.1
West South Central......................................    34.9    3.9     37.4    3.8
East South Central......................................    23.4    2.6     24.5    2.5
                                                          ------  -----   ------  -----
 Total principal balance................................   894.3  100.0%  $983.4  100.0%
                                                                  =====           =====
 Unamortized balance of loan origination fees and costs.     0.9             0.9
 Allowance for losses...................................    (2.5)           (2.3)
                                                          ------          ------
 Total..................................................  $892.7          $982.0
                                                          ======          ======

   As of December 31, 2007, we originated $23.9 million of mortgages secured by real estate in California, which represented 23.3% of our total U.S. originations for 2007. As of December 31, 2008, there was no concentration of mortgage originations in any one state.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2008 and 2007) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2008 and 2007). There were no non-income producing mortgage loans as of December 31, 2008 and 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)       2008  2007  2006
---------------------      -----  ---- -----
Balance as of January 1... $ 2.3  $1.8 $ 3.1
Provision.................   0.3   0.5   0.1
Release...................  (0.1)   --  (1.4)
                           -----  ---- -----
Balance as of December 31. $ 2.5  $2.3 $ 1.8
                           =====  ==== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                              December 31,
                                     ------------------------------
                                          2008            2007
                                     --------------  --------------
                                     Carrying % of   Carrying % of
(Amounts in millions)                 value   total   value   total
---------------------                -------- -----  -------- -----
Derivatives.........................  $264.9   49.9%  $ 34.3   32.4%
Derivatives counterparty collateral.   217.1   40.9       --     --
Securities lending collateral.......    27.0    5.1     49.4   46.7
Trading securities..................    19.2    3.6     20.3   19.2
Limited partnerships................     1.7    0.3      1.8    1.7
Other investments...................     0.9    0.2       --     --
                                      ------  -----   ------  -----
 Total other invested assets........  $530.8  100.0%  $105.8  100.0%
                                      ======  =====   ======  =====

(3)Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income (loss). We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                       2008  2007  2006
---------------------                                                                      ------ ----- ----
Derivatives qualifying as effective accounting hedges as of January 1..................... $ 13.6 $  -- $--
Current period increases in fair value, net of deferred taxes of $(65.4), $(7.4) and $0.0.  119.0  13.6  --
                                                                                           ------ ----- ---
Derivatives qualifying as effective accounting hedges as of December 31................... $132.6 $13.6 $--
                                                                                           ====== ===== ===

   The $132.6 million, net of taxes, recorded in stockholder's equity as of December 31, 2008 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts are expected to be reclassified to income in the year ending December 31, 2009. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2045. No amounts were reclassified to income during the years ended December 31, 2008, 2007 or 2006 in connection with forecasted transactions that were no longer considered probable of occurring.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Certain derivative instruments are designated as fair value hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded in income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133:
(i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits.

   Positions in derivative instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models, which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the fair values as of the dates indicated:

                                            December 31,
                       -------------------------------------------------------
                                  2008                        2007
                       --------------------------- ---------------------------
                       Notional                    Notional
(Amounts in millions)   value   Assets Liabilities  value   Assets Liabilities
---------------------  -------- ------ ----------- -------- ------ -----------
Interest rate swaps... $1,248.1 $217.8    $4.6     $1,105.6 $24.3     $1.6
Equity index options..    147.5   47.1      --         67.1  10.0       --
Credit default swaps..     83.0     --     3.5           --    --       --
Financial futures.....    915.3     --      --         12.5    --       --
                       -------- ------    ----     -------- -----     ----
 Total derivatives.... $2,393.9 $264.9    $8.1     $1,185.2 $34.3     $1.6
                       ======== ======    ====     ======== =====     ====

   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2008 and 2007, the fair value presented in the preceding table included $90.7 million and $12.1 million, respectively of derivative assets and $8.1 million and $1.3 million, respectively, of derivative liabilities that do not qualify for hedge accounting.

   The fair value of embedded derivatives associated with our GMWB product liabilities, not included in the table above, was $90.6 million and $3.3 million as of December 31, 2008 and 2007, respectively, and was presented in policyholder account balances with the associated liability.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the year ended December 31, 2008 was $9.2 million and was not material for 2007 and 2006. There were no amounts excluded from the measure of effectiveness in the years ended December 31, 2008, 2007 and 2006 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in net investment gains (losses). For the years ended December 31, 2008 and 2007, the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

effect on pre-tax income (loss) was a gain of $79.4 million and $3.4 million, respectively. There was no effect in 2006. The effect on pre-tax income (loss) for changes in fair value of embedded derivatives associated with our GMWB product was $(85.6) million, $3.8 million and $(0.5) million for the years ended December 31, 2008, 2007 and 2006, respectively.

   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. We have set individual counterparty limits and consider our exposure to each counterparty by taking into account the specific exposures of each of our subsidiaries to such counterparty on an aggregate basis. If a counterparty exceeds credit exposure limits in terms of amounts owed to us, unless an exception is granted by management, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All of our master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2008, we could have been allowed to claim up to $46.2 million from counterparties. We would not have been required to make a disbursement as of December 31, 2008. This represents the net fair value of losses and gains by counterparty less $217.1 million of available collateral held. Of the $217.1 million available collateral held, we are over collateralized by $6.5 million. As of December 31, 2008 and 2007, net fair value gains for each counterparty were $264.9 million and $33.5 million, respectively, and the net fair value losses for each counterparty were $8.1 million and $0.8 million, respectively.

   Swaps and purchased options with are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances. As of December 31, 2008, we retained collateral of $217.1 million, related to these agreements including over collateralization from certain counterparties. As of 2007, we retained no collateral. As of December 31, 2008 and 2007, we provided no collateral. The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for the obligation to return collateral retained by us and the right to reclaim collateral from counterparties was recorded in other liabilities and other assets, respectively.

   During 2008, we terminated derivatives with certain counterparties that were subsidiaries of Lehman Brothers Holdings Inc., which filed for bankruptcy in September 2008. Certain terminated derivatives were included in qualifying hedge relationships until the date they were no longer effective. For those derivatives included in cash flow hedging relationships, the qualifying portion of the derivatives' fair value will remain in other comprehensive income (loss) until the underlying hedged item affects income. Subsequent to the termination, we collected the cash collateral for the majority of the net derivative asset and recorded a receivable for the remaining uncollateralized portion within other assets, net of any estimated uncollectible amounts.

   Credit derivatives

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing other investments to reproduce characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay, or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the date indicated:

                                                      December 31, 2008
                                              ---------------------------------
(Amounts in millions)                         Notional value Assets Liabilities
---------------------                         -------------- ------ -----------
Reference entity credit rating and maturity:
A
   Matures after one year through five years.     $10.0       $--      $1.2
BBB
   Matures after one year through five years.      25.0        --       1.3
                                                  -----       ---      ----
   Total single name credit default swaps....     $35.0       $--      $2.5
                                                  =====       ===      ====

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of the date indicated:

                                                                       December 31, 2008
                                                               ---------------------------------
(Amounts in millions)                                          Notional value Assets Liabilities
---------------------                                          -------------- ------ -----------
Index tranche attachment/detachment point and maturity:
12% -- 22% (current attachment/detachment 12% -- 22%) matures
  after five years through ten years..........................     $48.0       $--      $1.0
                                                                   -----       ---      ----
   Total credit default index swaps...........................     $48.0       $--      $1.0
                                                                   =====       ===      ====

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of the date indicated:

                                                                          December 31, 2008
                                                                      --------------------------
                                                                                Amortized Fair
(Amounts in millions)                                                 Par value   cost    value
---------------------                                                 --------- --------- ------
Credit rating:
AAA
   Matures one year through five years...............................  $100.0    $100.0   $ 50.7
   Matures after five years through ten years........................   300.0     331.5    105.1
                                                                       ------    ------   ------
   Total available-for-sale fixed maturity securities that included
     embedded credit derivatives.....................................  $400.0    $431.5   $155.8
                                                                       ======    ======   ======

   The embedded credit derivatives included in the available-for-sale fixed maturity securities presented above have AAA credit ratings as of December 31, 2008.

(4)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)      2008    2007    2006
---------------------     ------  ------  ------
Unamortized balance as
  of January 1........... $435.8  $397.7  $360.2
   Costs deferred........   93.6    76.3    52.7
   Amortization, net of
     interest accretion..  (31.6)  (38.2)  (35.7)
   Adjustment............     --      --    20.5
                          ------  ------  ------
Unamortized balance as
  of December 31.........  497.8   435.8   397.7
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  110.6    21.4     6.4
                          ------  ------  ------
Balance as of December 31 $608.4  $457.2  $404.1
                          ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The 2006 adjustment was the result of a reclassification from future policy benefits.

   Loss recognition testing of our fee-based products in our Retirement Income and Investments segment resulted in an increase in amortization of DAC of $9.9 million in 2008 reflecting unfavorable equity market performance.

   As of December 31, 2008, we believe all of our other businesses have sufficient future income where the related DAC would be recoverable under adverse variations in morbidity, mortality, withdrawal or lapse rate, maintenance expense or interest rates that could be considered reasonably likely to occur.

(5)Intangible Assets and Goodwill

   As of December 31, 2008 and 2007, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                     2008                        2007
                          --------------------------  --------------------------
                          Gross carrying Accumulated  Gross carrying Accumulated
(Amounts in millions)         amount     amortization     amount     amortization
---------------------     -------------- ------------ -------------- ------------
Present value of future
  profits................     $150.2       $ (98.8)       $123.3        $(95.4)
Deferred sales
  inducements to
  contractholders........       38.4          (3.4)         24.4          (4.3)
                              ------       -------        ------        ------
Total....................     $188.6       $(102.2)       $147.7        $(99.7)
                              ======       =======        ======        ======

   Amortization expense, net of interest accretion, related to PVFP for the years ended December 31, 2008, 2007 and 2006 was $3.4 million, $4.2 million and $2.3 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $(0.9) million, $2.1 million and $1.3 million was included in benefits and other changes in policy reserves for the years ended December 31, 2008, 2007 and 2006, respectively.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)      2008   2007   2006
---------------------     -----  -----  -----
Unamortized balance as
  of January 1........... $26.7  $30.9  $33.2
   Interest accreted at
     4.9%, 4.9% and 5.0%.   1.2    1.4    1.6
   Amortization..........  (4.7)  (5.6)  (3.9)
                          -----  -----  -----
Unamortized balance as
  of December 31.........  23.2   26.7   30.9
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  28.2    1.2   (1.6)
                          -----  -----  -----
Balance as of December 31 $51.4  $27.9  $29.3
                          =====  =====  =====

   The percentage of the December 31, 2008 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2009.............................................. 11.7%
            2010.............................................. 10.2%
            2011..............................................  9.1%
            2012..............................................  8.0%
            2013..............................................  7.8%

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance was $49.1 million and $74.4 million as of December 31, 2008 and 2007, respectively.

   Goodwill impairments

   During 2008, we completed our annual goodwill impairment analysis based on data as of July 1, 2008. Additionally, as a result of changes in the market environment during the second half of 2008, we performed impairment analyses as of December 31. As a result of our analyses, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below. There were no other charges to income as a result of our annual or interim goodwill impairment testing.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our recent refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill. More specifically, our risks associated with future goodwill impairments are primarily related to exposure associated with traditional insurance risk. As of December 31, 2008, we have approximately $49.1 million of goodwill associated with reporting units where the goodwill impairment risk is primarily related to traditional insurance risk.

(6)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2008, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $210.7 million and $213.1 million as of December 31, 2008 and 2007, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

structured settlements reinsured had aggregate policyholder reserves of $704.3 million and $706.2 million as of December 31, 2008 and 2007, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $822.0 million and $666.1 million as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, we had $93.5 million and $174.5 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.1 million and $2.6 million for the years ended December 31, 2008 and 2007, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Net life insurance in-force as of December 31 was as follows:

(Amounts in millions)                       2008        2007        2006
---------------------                    ----------  ----------  ----------
Direct life insurance in-force.......... $ 28,592.7  $ 27,784.6  $ 25,967.4
Amounts assumed from other companies....       61.5        63.5        68.6
Amounts ceded to other companies (1)....  (21,786.4)  (21,028.8)  (19,311.9)
                                         ----------  ----------  ----------
Net life insurance in-force............. $  6,867.8  $  6,819.3  $  6,724.1
                                         ----------  ----------  ----------
Percentage of amount assumed to net.....        0.9%        0.9%        1.0%
                                         ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                     Earned
                                     -------------------------  -------------------------
(Amounts in millions)                  2008     2007     2006     2008     2007     2006
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 252.3  $ 248.3  $ 246.5  $ 250.3  $ 245.5  $ 243.8
Assumed.............................    76.8     81.5     86.6     77.3     82.0     87.2
Ceded...............................  (116.3)  (112.8)  (110.4)  (116.9)  (112.8)  (110.2)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 212.8  $ 217.0  $ 222.7  $ 210.7  $ 214.7  $ 220.8
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               36.7%    38.2%    39.5%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $249.8 million, $175.8 million and $160.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(7)Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                               Mortality/
                               morbidity  Interest rate
(Amounts in millions)          assumption  assumption      2008     2007
---------------------          ---------- -------------  -------- --------
Long-term care insurance
  contracts...................      (a)   5.0% - 7.5%    $1,322.5 $1,116.7
Structured settlements with
  life contingencies..........      (b)   4.0% - 8.0%       576.5    571.2
Annuity contracts with life
  contingencies...............      (b)   4.0% - 8.0%       296.1    273.1
Traditional life insurance
  contracts...................      (c)   2.5% - 8.4%        62.5     55.4
Supplementary contracts with
  life contingencies..........      (b)   4.0% - 8.0%        45.2     46.3
Accident and health insurance
  contracts...................      (d)      3.5%             0.3      0.3
                                                         -------- --------
   Total future policy
     benefits.................                           $2,303.1 $2,063.0
                                                         ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table and 1971 Individual Annuitant Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality and the 1959 Accidental Death Benefits Table, or 1964 Commissioners Disability Table, or 1956 Intercompany Hospital Table or 1972 TNW Major Medical Male-Female Table and company experience.

   Assumptions as to persistency are based on the Company's experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)                      2008     2007
---------------------                    -------- --------
Annuity contracts....................... $3,579.2 $3,228.8
FABNs...................................    400.2    401.0
Structured settlements without life
  contingencies.........................    259.1    263.6
Supplementary contracts without life
  contingencies.........................     73.0     72.9
                                         -------- --------
   Total investment contracts...........  4,311.5  3,966.3
Universal life insurance contracts......    247.0    243.3
                                         -------- --------
   Total policyholder account balances.. $4,558.5 $4,209.6
                                         ======== ========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits and guaranteed annuitization benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008 and 2007, our liability associated with certain nontraditional long-duration contracts was approximately $709.2 million and $620.3 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                  2008   2007
----------------------------                                 ------ ------
Account values with death benefit guarantees (net of
  reinsurance):
Standard death benefits (return of net deposits) account
  value..................................................... $288.4 $293.0
Net amount at risk.......................................... $ 86.0 $   --
Average attained age of contractholders.....................     66     68

Enhanced death benefits (step-up, roll-up, payment
  protection) account value................................. $293.7 $318.0
Net amount at risk.......................................... $105.6 $  2.0
Average attained age of contractholders.....................     67     65

Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits...................... $337.4 $277.7
Guaranteed annuitization benefits........................... $ 38.4 $ 50.3

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $1.5 million and $0.3 million as of December 31, 2008 and 2007, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2008 and 2007, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $140.1 million and $2.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(Amounts in millions)   2008   2007
---------------------  ------ ------
 Balanced funds....... $247.5 $244.9
 Equity funds.........   68.6   49.5
 Bond funds...........   48.0   28.7
 Money market funds...    8.9    1.0
 Other................    2.8    4.0
                       ------ ------
    Total............. $375.8 $328.1
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(8)Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)             2008     2007     2006
---------------------           -------  -------  -------
Balance as of January 1........ $ 255.8  $ 224.7  $ 202.2
Less reinsurance recoverables..  (154.5)  (137.2)  (127.1)
                                -------  -------  -------
   Net balance as of January 1.   101.3     87.5     75.1
                                -------  -------  -------
Incurred related to insured
  events of:
   Current year................    58.8     58.1     61.3
   Prior years.................    15.8      5.7      4.8
                                -------  -------  -------
       Total incurred..........    74.6     63.8     66.1
                                -------  -------  -------
Paid related to insured
  events of:
   Current year................   (17.5)   (15.8)   (16.0)
   Prior years.................   (32.9)   (34.2)   (37.7)
                                -------  -------  -------
       Total paid..............   (50.4)   (50.0)   (53.7)
                                -------  -------  -------
   Net balance as of
     December 31...............   125.5    101.3     87.5
                                -------  -------  -------
Add reinsurance recoverables...   193.2    154.5    137.2
                                -------  -------  -------
Balance as of December 31...... $ 318.7  $ 255.8  $ 224.7
                                =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(9)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $61.0 million, $90.5 million and $76.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million and $28.9 million for the years ended December 31, 2007 and 2006, respectively. For the year ended December 31, 2008, there were no charges assessed to affiliates for these services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. There was no interest expense incurred under this agreement for the years ended December 31, 2008 and 2007. For the year ended December 31, 2006, we incurred interest expense of $0.1 million. We paid interest at the cost of funds of GNA, which was 5.2% for the year ended December 31, 2006.

   See note 1(t) for information regarding our tax assumption agreement with our indirect parent company, GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

(10)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 was as follows:

(Amounts in millions)      2008   2007   2006
---------------------     ------  ----- -----
Current federal income
  taxes.................. $ (9.6) $14.6 $12.2
Deferred federal income
  taxes..................  (36.4)  12.9  10.5
                          ------  ----- -----
  Total federal income
   taxes.................  (46.0)  27.5  22.7
                          ------  ----- -----
Current state income
  taxes..................    0.4    1.8  (0.1)
Deferred state income
  taxes..................   (1.3)   0.4   0.1
                          ------  ----- -----
   Total state income
     taxes...............   (0.9)   2.2    --
                          ------  ----- -----
   Total provision
     (benefit) for
     income taxes........ $(46.9) $29.7 $22.7
                          ======  ===== =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                           2008  2007  2006
-                          ----  ----  ----
Statutory U.S federal
  income tax rate......... 35.0% 35.0% 35.0%
  State income tax, net
   of federal income tax
   effect.................  0.4   1.7    --
  Non-deductible goodwill. (5.7)   --    --
  Tax contingencies.......   --  (0.2) (4.3)
  Dividends received
   deductions.............  0.2  (1.3)   --
  Other, net..............  0.2   0.1   0.4
                           ----  ----  ----
Effective rate............ 30.1% 35.3% 31.1%
                           ====  ====  ====

   The components of the net deferred income tax liability (asset) as of December 31 were as follows:

(Amounts in millions)       2008    2007
---------------------     -------  ------
Assets:
  Net unrealized losses
   on investment
   securities............ $ 242.9  $ 16.5
  Investments............    40.9     2.6
  Accrued commissions
   and general expenses..     0.2     1.7
  Insurance reserves.....    41.8    20.5
  Other, net.............    16.0    10.3
                          -------  ------
   Total deferred income
     tax assets..........   341.8    51.6
                          -------  ------
Liabilities:
  Net unrealized gains
   on derivatives........    72.8     7.4
  Present value of
   future profits........    18.8    12.9
  Deferred acquisition
   costs.................   130.1   113.0
  Other, net.............     9.3     5.8
                          -------  ------
   Total deferred income
     tax liabilities.....   231.0   139.1
                          -------  ------
Net deferred income tax
  (asset) liability...... $(110.8) $ 87.5
                          =======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We received refunds of federal and state taxes of $0.8 million for the year ended December 31, 2008. We paid federal and state taxes of $13.4 million and $23.2 million for the years ended December 31, 2007 and 2006, respectively.

   As of December 31, 2008 and 2007, our current income tax receivable (payable) was $7.6 million and $(0.8) million, respectively.

   As of December 31, 2008 and 2007, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2008 and 2007 included no amounts for interest or penalties related to unrecognized tax benefits. Interest expense (income) of $0.4 million and $(0.6) million were recognized as a component of income tax expense in 2007 and 2006, respectively. No interest expense was recognized as a component of income tax expense in 2008.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The U.S. federal field examination regarding 2003 and 2004 tax years was concluded in September 2007, and a Revenue Agent Report was issued. Certain issues are currently under review by the Joint Committee of Taxation for 2000 through 2002 tax years and in the Internal Revenue Service administrative appeals process for 2003 and 2004 tax years. The Internal Revenue Service is currently reviewing the U.S. income tax returns for the 2005 and 2006 tax years.

(11)Commitments and Contingencies

  (a) Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  (b) Commitments

   As of December 31, 2008, we were committed to fund $4.5 million in limited partnership investments.

(12)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts securities held as collateral and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Represents limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or cash surrender value for single premium deferred annuities.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                      2008                          2007
                          ----------------------------- -----------------------------
                          Notional  Carrying            Notional  Carrying
(Amounts in millions)      amount    amount  Fair value  amount    amount  Fair value
---------------------     --------  -------- ---------- --------  -------- ----------
Assets:
  Commercial mortgage
   loans.................   $   (a) $  892.7  $  812.0   $    (a) $  982.0  $1,015.9
  Other invested assets..       (a)      1.3       1.3        (a)      1.9       2.2
Liabilities:
  Investment contracts...       (a)  4,311.5   3,805.7        (a)  3,966.3   3,884.3
Other firm commitments:
  Ordinary course of
   business lending
   commitments...........     --          --        --    15.0          --        --
  Commitments to fund
   limited partnerships..    4.5          --        --      --          --        --

--------
(a)These financial instruments do not have notional amounts.

   Fair Value Measurements

   The following table sets forth our assets that were measured at fair value on a recurring basis as of the date indicated:

                                  December 31, 2008
                          ----------------------------------
(Amounts in millions)      Total   Level 1 Level 2  Level 3
---------------------     -------- ------- -------- --------
Investments:
   Fixed maturity
     securities,
     available-for-sale.. $3,620.0 $   --  $2,233.8 $1,386.2
   Equity securities,
     available-for-sale..     23.5     --      23.5       --
   Other invested assets
     (a).................    441.8     --     378.5     63.3
Separate account assets..    707.3  707.3        --       --
                          -------- ------  -------- --------
       Total assets...... $4,792.6 $707.3  $2,635.8 $1,449.5
                          ======== ======  ======== ========

--------
(a)Includes derivatives, trading securities and securities held as collateral.

   The following table sets forth our liabilities that were measured at fair value on a recurring basis as of the date indicated:

                                December 31, 2008
                          -----------------------------
(Amounts in millions)     Total Level 1 Level 2 Level 3
---------------------     ----- ------- ------- -------
Policyholder account
  balances (a)........... $90.6   $--    $ --    $90.6
Other liabilities (b)....   8.1    --     7.1      1.0
                          -----   ---    ----    -----
   Total liabilities..... $98.7   $--    $7.1    $91.6
                          =====   ===    ====    =====

--------
(a)Represents embedded derivatives associated with our GMWB liabilities.
(b)Represents derivative instruments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Given the inherent uncertainty of estimating fair value when there is not an active market, the estimated fair values would likely differ, and perhaps significantly, from the value that would have been used had an active market for these investments existed.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                             Year ended December 31, 2008
                              ---------------------------------------------------------
                                Fixed maturity         Equity         Other
                                 securities,        securities,      invested
(Amounts in millions)         available-for-sale available-for-sale assets (a)   Total
---------------------         ------------------ ------------------ ---------- --------
Beginning balance as of
  January 1, 2008............      $  462.1            $ 1.3          $18.3    $  481.7
   Total realized and
     unrealized gains
     (losses):
       Included in net
         income (loss).......        (122.8)              --           31.1       (91.7)
       Included in other
         comprehensive
         income (loss).......        (487.5)             0.2             --      (487.3)
   Purchases, sales,
     issuances and
     settlements, net........         246.8             (1.5)           5.2       250.5
   Transfers in (out) of
     Level 3.................       1,287.6               --            8.7     1,296.3
                                   --------            -----          -----    --------
Ending balance as of
  December 31, 2008..........      $1,386.2            $  --          $63.3    $1,449.5
                                   ========            =====          =====    ========
Amount of total gains
  (losses) for the
  period included in net
  income (loss)
  attributable to the
  change in unrealized
  gains (losses)
  relating to assets
  still held as of the
  reporting date.............      $ (119.1)           $  --          $31.1    $  (88.0)
                                   ========            =====          =====    ========

--------
(a)Includes certain trading securities and derivatives.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                                                   Year ended December 31, 2008
                                                                                                   ----------------------------
                                                                                                   Policyholder
                                                                                                     account         Other
(Amounts in millions)                                                                              balances (a) liabilities (b)
---------------------                                                                              ------------ ---------------
Beginning balance as of January 1, 2008...........................................................    $ 3.3          $ --
   Total realized and unrealized (gains) losses:
       Included in net (income) loss..............................................................     85.5           1.0
       Included in other comprehensive (income) loss..............................................       --            --
   Purchases, sales, issuances and settlements, net...............................................      1.8            --
   Transfers in (out) of Level 3..................................................................       --            --
                                                                                                      -----          ----
Ending balance as of December 31, 2008............................................................    $90.6          $1.0
                                                                                                      =====          ====
Amount of total (gains) losses for the period included in net (income) loss attributable to the
  change in unrealized (gains) losses relating to liabilities still held as of the reporting date.    $85.9          $1.0
                                                                                                      =====          ====

--------
(a)Includes embedded derivatives associated with our GMWB liabilities.
(b)Includes derivatives.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or other comprehensive income (loss) within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instruments being shown separately in the category labeled "included in net income (loss)" in the table presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of certain product-related embedded derivatives associated with our GMWB liabilities that exist as of the reporting date, which were recorded in net investment gains (losses).

(13)Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2008, we have no capacity to make a dividend payment in 2009 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2008 and 2007.

(14)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(Amounts in millions)                      2008    2007    2006
---------------------                    -------  ------ -------
Statutory net income (loss)............. $(258.8) $110.7 $(133.6)
Statutory capital and surplus...........   434.4   408.8   307.3

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate risk; and (iv) business risk. The RBC formula is designated

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY and its subsidiaries. As of December 31, 2008 and 2007, we exceeded the minimum required RBC levels.

   On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On February 24, 2009, GLICNY received a capital contribution of $150.0 million form GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively, primarily in investment securities.

(15)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   We allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other       Total
---------------------                    ----------- ---------- ------------- --------
Net investment income...................  $  227.0    $   78.1     $  9.0     $  314.1
Premiums................................      41.2       169.5         --        210.7
Net investment gains (losses)...........    (207.9)      (21.6)       0.7       (228.8)
Policy fees and other income............      17.4        11.6         --         29.0
                                          --------    --------     ------     --------
  Total revenues........................      77.7       237.6        9.7        325.0
                                          --------    --------     ------     --------
Benefits and other changes in policy
  reserves..............................      58.5       173.0         --        231.5
Interest credited.......................     131.7        11.7         --        143.4
Acquisition and operating expenses, net
  of deferrals..........................      23.9        19.0        2.7         45.6
Amortization of deferred acquisition
  costs and intangibles.................      21.6        13.4         --         35.0
Goodwill impairment.....................      25.3          --         --         25.3
                                          --------    --------     ------     --------
  Total benefits and expenses...........     261.0       217.1        2.7        480.8
                                          --------    --------     ------     --------
Income (loss) before income taxes.......    (183.3)       20.5        7.0       (155.8)
Provision (benefit) for income taxes....     (56.7)        7.3        2.5        (46.9)
                                          --------    --------     ------     --------
Net income (loss).......................  $ (126.6)   $   13.2     $  4.5     $ (108.9)
                                          ========    ========     ======     ========
Total assets............................  $6,151.0    $2,724.2     $252.8     $9,128.0
                                          ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other       Total
---------------------                    ----------- ---------- ------------- --------
Net investment income...................  $  211.1    $   78.1     $ 12.2     $  301.4
Premiums................................      55.4       159.3         --        214.7
Net investment gains (losses)...........     (20.3)       (1.6)      (0.9)       (22.8)
Policy fees and other income............      14.8         3.2         --         18.0
                                          --------    --------     ------     --------
  Total revenues........................     261.0       239.0       11.3        511.3
                                          --------    --------     ------     --------
Benefits and other changes in policy
  reserves..............................      72.8       147.9         --        220.7
Interest credited.......................     112.9        11.7         --        124.6
Acquisition and operating expenses, net
  of deferrals..........................      18.3        17.5        3.7         39.5
Amortization of deferred acquisition
  costs and intangibles.................      34.7         7.7         --         42.4
                                          --------    --------     ------     --------
  Total benefits and expenses...........     238.7       184.8        3.7        427.2
                                          --------    --------     ------     --------
Income before income taxes..............      22.3        54.2        7.6         84.1
Provision for income taxes..............       6.9        19.2        3.6         29.7
                                          --------    --------     ------     --------
Net income..............................  $   15.4    $   35.0     $  4.0     $   54.4
                                          ========    ========     ======     ========
Total assets............................  $5,918.5    $2,528.2     $310.0     $8,756.7
                                          ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2006:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other      Total
---------------------                    ----------- ---------- ------------- ------
Net investment income...................   $212.8      $ 73.9       $ 7.2     $293.9
Premiums................................     71.3       149.5          --      220.8
Net investment gains (losses)...........    (24.2)       (1.0)        0.1      (25.1)
Policy fees and other income............     10.0         2.9          --       12.9
                                           ------      ------       -----     ------
  Total revenues........................    269.9       225.3         7.3      502.5
                                           ------      ------       -----     ------
Benefits and other changes in policy
  reserves..............................     88.0       136.0          --      224.0
Interest credited.......................    114.1        11.4          --      125.5
Acquisition and operating expenses, net
  of deferrals..........................     18.1        20.0         4.0       42.1
Amortization of deferred acquisition
  costs and intangibles.................     34.1         3.9          --       38.0
                                           ------      ------       -----     ------
  Total benefits and expenses...........    254.3       171.3         4.0      429.6
                                           ------      ------       -----     ------
Income before income taxes..............     15.6        54.0         3.3       72.9
Provision (benefit) for income taxes....      5.5        19.1        (1.9)      22.7
                                           ------      ------       -----     ------
Net income..............................   $ 10.1      $ 34.9       $ 5.2     $ 50.2
                                           ======      ======       =====     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
           Previously filed on September 10, 1997 with initial filing to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-39955.

 (1)(b)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name of GE Capital Life
           Assurance Company of New York to Genworth Life Insurance Company of
           New York. Previously filed on January 3, 2006 with Post-Effective
           Amendment No. 22 to Form N-4 for Genworth Life of New York VA
           Separate Account 1, Registration No. 333-47016.

 (1)(c)    Resolution of the Board of Directors of GE Capital Life Assurance
           Company of New York authorizing the change in name GE Capital Life
           Separate Account II to Genworth Life of New York VA Separate Account
           1. Previously filed on January 3, 2006 with Post-Effective Amendment
           No. 22 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (2)       Not Applicable.

 (3)       Underwriting Agreement between GE Capital Life and Capital Brokerage
           Corporation. Previously filed on May 13, 1998 with Pre-Effective
           Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

 (3)(i)    Dealer Sales Agreement. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

 (4)(i)    Form of Policy NY1155 4/00. Previously filed on November 2, 2001 with
           Post-Effective Amendment No. 3 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

 (4)(ii)   Endorsements to Policy.

    (a)    Guarantee Account Rider NY4066. Previously filed on September 10,
           1997 with initial filing to Form N-4 for GE Capital Life Separate
           Account II, Registration No. 333-39955.

    (a)(i) Guarantee Account Endorsement NY5265 6/03. Previously filed on August
           27, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-47016.

    (b) Trust Endorsement NY5066. Previously filed on September 10, 1997 with initial filing to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-39955.

    (c)    Pension Endorsement NY5067. Previously filed on May 13, 1998 with
           Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-39955.

    (d)    Individual Retirement Annuity Endorsement NY5069. Previously filed on
           May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-39955.

    (e) 403(b) Annuity Endorsement NY5070. Previously filed on May 13, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-39955.

    (f) Optional Death Benefit Rider NY5071. Previously filed on March 1,
        2000 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-39955.

    (g) Roth IRA Annuity Endorsement NY5134. Previously filed on November 2,
        2001 with Post-Effective Amendment No. 3 to Form N-4 for GE Capital
        Life Separate Account II, Registration No. 333-47016.

    (h) Death Benefit available at Death of Any Annuitant Endorsement
        NY5155 12/00. Previously filed on September 13, 2002 with
        Post-Effective Amendment No. 7 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (i) Enhanced Payment Rider NY5136 11/00. Previously filed on September
        13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE
        Capital Life Separate Account II, Registration No. 333-47016.

    (j) Payment Protection Rider. Previously filed on May 17, 2005 with
        Post-Effective Amendment No. 20 to Form N-4 for GE Capital Life
        Separate Account II, Registration No. 333-47016.

    (k) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (l) Payment Protection Variable Annuity Rider. Previously filed on
        October 20, 2006 with Post-Effective Amendment No. 26 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-47016.

    (m) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

    (n) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 30 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

    (o) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on August 26, 2008 with Post-Effective Amendment No. 32 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-47016.

 (5)    Form of Application. Previously filed on October 20, 2006 with
        Post-Effective Amendment No. 26 to Form N-4 for Genworth Life of New
        York VA Separate Account 1, Registration No. 333-47016.

 (6)(a) Amended and Restated Articles of Incorporation of Genworth Life
        Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-47016.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 22 to
        Form N-4 for Genworth Life of New York VA Separate Account 1,
        Registration No. 333-47016.

 (7)    Reinsurance Agreement. Previously filed on April 30, 2004 with Post
        Effective Amendment No. 16 to Form N-4 for GE Capital Life Separate
        Account II, Registration No. 333-47016.

 (7)(a) Reinsurance Agreement. Filed herewith.

 (8)(a) Fund Participation Agreement between J.P. Morgan Series Trust II and
        GE Capital Life Assurance Company of New York. Previously filed on
        April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(a)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and JP Morgan Series Trust II.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(b) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(c)    Participation Agreement between GE Investments Funds, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(d)    Fund Participation Agreement between Janus Aspen Series and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(e)    Form of Participation Agreement regarding Oppenheimer Variable
           Account Funds. Previously filed on May 1, 2002 with Post-Effective
           Amendment 5 to Form N-4 for GE Capital Life Separate Account II,
           Registration No. 333-47016.

 (8)(f)    [Reserved.]

 (8)(g)    Amended and Restated Fund Participation Agreement among Variable
           Insurance Products Funds, Fidelity Distributors Corporation and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(g)(i) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
           Corporation and Genworth Life Insurance Company of New York.
           Previously filed on April 29, 2008 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-47016.

 (8)(h)    Form of Participation Agreement regarding Goldman Sachs Variable
           Insurance Trust. Previously filed on April 28, 2005 with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-97085.

 (8)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(j) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(j)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AIM Variable Insurance Funds.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(k)    Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(k)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(l) Fund Participation Agreement between Genworth Life Insurance Company of New York and Dreyfus. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 28 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-47016.

 (8)(m) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(m)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(n)    Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form
           N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(o)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed on April
           28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE
           Capital Life Separate Account II, Registration No. 333-97085.

 (8)(p)    [Reserved.]

 (8)(q)    Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 31 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-47016.

 (8)(r) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 18 to Form N-4 for GE Capital Life Separate Account II, SEC File No. 333-47016.

 (8)(s)    Form of Fund Participation Agreement between American Century
           Investment Services, Inc. and GE Capital Life Assurance Company of
           New York regarding American Century Variable Portfolios II, Inc.
           Previously filed on April 28, 2005 with Post-Effective Amendment No.
           19 to Form N-4 for GE Capital Life Separate Account II, Registration
           No. 333-97085.

 (8)(t)    Fund Participation Agreement between Eaton Vance Variable Trust and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(t)(i) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment
           No. 28 to Form N-4 for Genworth Life of New York VA Separate Account
           1, Registration No. 333-47016.

 (8)(u)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life Insurance Company of New York and
           Capital Brokerage Corporation. Previously filed on September 1, 2006 with Post-Effective Amendment No. 25 to Form N-4 for Genworth Life of
           New York VA Separate Account 1, Registration No. 333-47016.

 (8)(v) Fund Participation Agreement between Nations Separate Account Trust and GE Capital Life Assurance Company of New York. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(w)    Fund Participation Agreement between The Prudential Series Fund, Inc.
           and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(x)    Fund Participation Agreement between Scudder Variable Series II and
           GE Capital Life Assurance Company of New York. Previously filed on
           April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(x)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and DWS Variable Series II. Previously filed on April 25,
           2007 with Post-Effective Amendment No. 28 to Form N-4 for Genworth
           Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(y) Fund Participation Agreement between Van Kampen Life Investment Trust and Genworth Life Insurance Company of New York. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 28 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(z)    Fund Participation Agreement between American Century Investment
           Services, Inc. and GE Capital Life Assurance Company of New York regarding American Century Variable Portfolios, Inc. Previously filed on April 28, 2005 with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

 (8)(aa)   Fund Participation Agreement between JPMorgan Insurance Trust and
           Genworth Life Insurance Company of New York. Previously filed on
           April 24, 2006 with Post Effective Amendment No. 24 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-47016.

 (8)(bb) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 28 to Form
           N-4 for Genworth Life of New York VA Separate Account 1, Registration
           No. 333-47016.

 (8)(cc) Fund Participation Agreement between Genworth Life Insurance Company of New York, Genworth Variable Insurance Trust and Genworth Financial
           Wealth Management, Inc. Filed herewith.

 (9)       Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
           Insurance Company of New York. Filed herewith.

(10)       Consent of Independent Registered Public Account Firm. Filed herewith.

(11)       Not Applicable.

(12)       Not Applicable.

(13)       Power of Attorney. Filed herewith.

Item 25.  Directors and Officers of the Depositor


       Name                    Address                      Position with Company
       ----                    -------                       ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board,
                     New York, New York 10017     President and Chief Executive Officer
Marshal S. Belkin... 345 Kear Street              Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street       Director, Vice President and Assistant
                     Richmond, Virginia 23230     Secretary
Richard I. Byer..... 11 Westwind Road             Director
                     Yonkers, New York 10710
Paul A. Haley....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Actuary
Jerry S. Handler.... 151 West 40th Street         Director
                     New York, New York 10018
Pamela S. Schutz.... 6610 West Broad Street       Director and Executive Vice President
                     Richmond, Virginia 23230
Geoffrey S. Stiff... 6610 West Broad Street       Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street       Director and President, Long Term Care
                     Richmond, Virginia 23230     Division
Terrence O. Jones... 7 Times Square Tower         Director
                     Suite 1906
                     New York, New York 10036
Kelly L. Groh....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Financial Officer
Alexandra Duran..... 150 E. 85th Street           Director
                     New York, New York 10028
Harry D. Dunn....... 700 Main Street              Director and Senior Vice President
                     Lynchburg, Virginia 24504
John G. Apostle, II. 6620 West Broad Street       Vice President and Chief Compliance
                     Richmond, Virginia 23230     Officer
Thomas E. Duffy..... 6610 West Broad Street       Senior Vice President, General Counsel and
                     Richmond, Virginia 23230     Secretary
Ronald P. Joelson... 6620 West Broad Street       Senior Vice President and Chief Investment
                     Richmond, Virginia 23230     Officer
John Connolly....... 6620 West Broad Street       Senior Vice President, Long Term Care
                     Richmond, Virginia 23230     Division
Elena K. Edwards.... 700 Main Street              Senior Vice President
                     Lynchburg, Virginia 24504
William C. Goings,   700 Main Street              Senior Vice President
  II................ Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
Leon E. Roday....... 6620 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street       Senior Vice President
                     Richmond, Virginia 23230

       Name                  Address                  Position with Company
       ----                   -------                  ---------------------
Heather C. Harker... 6610 West Broad Street    Vice President and Associate General
                     Richmond, Virginia 23230  Counsel
Jac J. Amerell...... 6610 West Broad Street    Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street    Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street    Vice President
                     Richmond, Virginia 23230
Michael P. Cogswell. 6610 West Broad Street    Vice President
                     Richmond, Virginia 23230


Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contract Owners


   There were 2,956 owners of Qualified Contracts and 2,301 owners of Non-Qualified Contracts as of March 4, 2009.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)


       Name                  Address             Positions and Offices with Underwriter
       ----                   -------            --------------------------------------
Christopher J. Grady 6610 W. Broad St.         Director, President and Chief Executive
                     Richmond, VA 23230        Officer
Geoffrey S. Stiff... 6610 W. Broad St.         Director and Senior Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.         Director
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,          Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kelly L. Groh....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.         Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230

   (c)


                                     (2)
            (1)                Net Underwriting       (3)           (4)
          Name of               Discounts and   Compensation on  Brokerage      (5)
    Principal Underwriter        Commissions      Redemption    Commissions Compensation
    ---------------------      ---------------- --------------- ----------- ------------
Capital Brokerage Corporation.  Not Applicable  Not Applicable     11.0%    $14.5 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of April, 2009.



                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 1
                                   (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President



                                   BY: GENWORTH LIFE INSURANCE COMPANY OF
                                         NEW YORK
                                       (Depositor)

                                   By:         /S/  MICHAEL P. COGSWELL
                                        -------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                       Date
       ---------                         -----                       ----

 /S/  DAVID J. SLOANE*   Director, Chairperson of the Board,    April 27, 2009
------------------------   President and Chief Executive
    David J. Sloane        Officer

/S/  MARSHAL S. BELKIN*  Director                               April 27, 2009
------------------------
   Marshal S. Belkin

 /S/  WARD E. BOBITZ*    Director, Vice President and           April 27, 2009
------------------------   Assistant Secretary
    Ward E. Bobitz

 /S/  RICHARD I. BYER*   Director                               April 27, 2009
------------------------
    Richard I. Byer

  /S/  PAUL A. HALEY*    Director, Senior Vice President and    April 27, 2009
------------------------   Chief Actuary
     Paul A. Haley

/S/  JERRY S. HANDLER*   Director                               April 27, 2009
------------------------
   Jerry S. Handler

 /S/  ALEXANDRA DURAN*   Director                               April 27, 2009
------------------------
    Alexandra Duran

           Signature                     Title                   Date
           ---------                     -----                   ----

    /S/  PAMELA S. SCHUTZ*   Director and Executive Vice    April 27, 2009
    ------------------------   President
       Pamela S. Schutz

    /S/  GEOFFREY S. STIFF*  Director and Senior Vice       April 27, 2009
    ------------------------   President
       Geoffrey S. Stiff

    /S/  THOMAS M. STINSON*  Director and President, Long   April 27, 2009
    ------------------------   Term Care Division
       Thomas M. Stinson

      /S/  HARRY D. DUNN*    Director and Vice President    April 27, 2009
    ------------------------
         Harry D. Dunn

    /S/  TERRENCE O. JONES*  Director                       April 27, 2009
    ------------------------
       Terrence O. Jones

     /S/  JAMES J. BUDDLE*   Director                       April 27, 2009
    ------------------------
        James J. Buddle

      /S/  KELLY L. GROH*    Director, Senior Vice          April 27, 2009
    ------------------------   President and Chief
         Kelly L. Groh         Financial Officer

     /S/  JAC J. AMERELL*    Vice President and Controller  April 27, 2009
    ------------------------
        Jac J. Amerell



*By:     /S/  MICHAEL P.      , pursuant to Power of         April 27, 2009
             COGSWELL           Attorney executed on April
      ----------------------    7, 2009.
       Michael P. Cogswell